UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Diversified Currency Income Fund

Eaton Vance Emerging and Frontier Countries Equity Fund

Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Floating-Rate Fund

Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Global Income Builder Fund

Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Global Small-Cap Equity Fund (formerly, Eaton Vance Tax-Managed Global Small-Cap Fund)

Eaton Vance Government Opportunities Fund (formerly, Eaton Vance Government Obligations Fund)

Eaton Vance High Income Opportunities Fund

Eaton Vance Multi-Strategy Absolute Return Fund

Eaton Vance Multi-Strategy All Market Fund

Eaton Vance Short Duration Government Income Fund

Eaton Vance Short Duration High Income Fund

Eaton Vance Short Duration Strategic Income Fund

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Eaton Vance Tax-Managed Global Dividend Income Fund

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Tax-Managed Value Fund

Parametric Tax-Managed International Equity Fund

Eaton Vance

Diversified Currency Income Fund

January 31, 2018 (Unaudited)

Eaton Vance Diversified Currency Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2018, the value of the Fund’s investment in the Portfolio was $102,574,512 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Income Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 11.0%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.6%
Argentina POM Politica Monetaria, 27.778%, (ARPP7DRR), 6/21/20(1)	ARS	11,100	$617,134

Total Argentina			$617,134

Bosnia and Herzegovina — 0.5%
Republic of Srpska, 1.50%, 10/30/23	BAM	177	$105,048
Republic of Srpska, 1.50%, 5/31/25	BAM	288	168,207
Republic of Srpska, 1.50%, 9/25/26	BAM	422	242,396

Total Bosnia and Herzegovina			$515,651

Dominican Republic — 4.5%
Dominican Republic, 14.00%, 6/8/18(2)	DOP	218,600	$4,592,012

Total Dominican Republic			$4,592,012

Georgia — 0.8%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	190	$75,829
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	159	63,855
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	1,570	633,097

Total Georgia			$772,781

Iceland — 3.0%
Republic of Iceland, 6.25%, 2/5/20	ISK	302,979	$3,113,133

Total Iceland			$3,113,133

Serbia — 1.6%
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	156,300	$1,661,072

Total Serbia			$1,661,072

Total Foreign Government Bonds (identified cost $11,095,901)			$11,271,783

Foreign Corporate Bonds — 1.2%

Security	Principal Amount (000’s omitted)		Value
Argentina — 1.2%
Banco Hipotecario SA, 23.708%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	24,372	$1,223,912

Total Argentina			$1,223,912

Total Foreign Corporate Bonds (identified cost $1,605,919)			$1,223,912

1

Collateralized Mortgage Obligations — 0.5%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$108,199	$117,531
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.57%, 8/25/39		359,792	386,385

Total Collateralized Mortgage Obligations (identified cost $481,588)			$503,916

Mortgage Pass-Throughs — 2.4%

Security	Principal Amount		Value
Federal National Mortgage Association:
1.979%, (COF + 1.25%), with maturity at 2035(3)		$603,292	$610,120
3.808%, (COF + 1.78%), with maturity at 2035(3)		432,205	461,109
7.00%, with maturity at 2033		279,924	315,446
7.50%, with maturity at 2035		180,970	207,930
8.50%, with maturity at 2032		155,537	184,106

			$1,778,711

Government National Mortgage Association:
7.00%, with maturity at 2035		$493,896	$563,598
9.00%, with various maturities to 2024		130,160	139,172

			$702,770

Total Mortgage Pass-Throughs (identified cost $2,370,736)			$2,481,481

Short-Term Investments — 76.1%

Foreign Government Securities — 32.1%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.0%
Banco Central Del Argentina, 0.00%, 3/21/18	ARS	788	$38,783

Total Argentina			$38,783

Czech Republic — 5.2%
Czech Republic Ministry of Finance Bill, 0.00%, 4/20/18	CZK	108,000	$5,305,144

Total Czech Republic			$5,305,144

Egypt — 5.0%
Egypt Treasury Bill, 0.00%, 3/27/18	EGP	5,050	$278,402
Egypt Treasury Bill, 0.00%, 4/3/18	EGP	10,225	564,364
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	47,300	2,564,847
Egypt Treasury Bill, 0.00%, 5/8/18	EGP	31,250	1,701,555

Total Egypt			$5,109,168

2

Security	Principal Amount (000’s omitted)		Value
Georgia — 3.1%
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	1,600	$641,154
Georgia Treasury Bill, 0.00%, 2/8/18	GEL	4,860	1,945,169
Georgia Treasury Bill, 0.00%, 5/3/18	GEL	1,530	602,188
Georgia Treasury Bill, 0.00%, 5/10/18	GEL	110	43,233

Total Georgia			$3,231,744

Kazakhstan — 4.7%
National Bank of Kazakhstan Note, 0.00%, 3/16/18	KZT	278,349	$852,005
National Bank of Kazakhstan Note, 0.00%, 4/6/18	KZT	105,170	320,239
National Bank of Kazakhstan Note, 0.00%, 6/1/18	KZT	849,210	2,551,702
National Bank of Kazakhstan Note, 0.00%, 7/27/18	KZT	359,716	1,067,912

Total Kazakhstan			$4,791,858

Nigeria — 4.1%
Nigeria Treasury Bill, 0.00%, 3/15/18	NGN	42,300	$115,289
Nigeria Treasury Bill, 0.00%, 4/5/18	NGN	125,560	339,337
Nigeria Treasury Bill, 0.00%, 4/12/18	NGN	270,925	730,400
Nigeria Treasury Bill, 0.00%, 4/19/18	NGN	211,520	568,872
Nigeria Treasury Bill, 0.00%, 5/3/18	NGN	255,860	684,203
Nigeria Treasury Bill, 0.00%, 6/28/18	NGN	41,516	108,385
Nigeria Treasury Bill, 0.00%, 7/5/18	NGN	103,290	268,816
Nigeria Treasury Bill, 0.00%, 7/12/18	NGN	37,560	97,479
Nigeria Treasury Bill, 0.00%, 7/19/18	NGN	50,950	131,861
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	83,032	213,101
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	12,190	31,199
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	64,020	162,164
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	60,950	153,961
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	52,566	132,681
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	32,141	80,902
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	26,283	66,024
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	15,019	37,521
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	112,641	271,592

Total Nigeria			$4,193,787

Sri Lanka — 5.0%
Sri Lanka Treasury Bill, 0.00%, 4/6/18	LKR	505,000	$3,237,360
Sri Lanka Treasury Bill, 0.00%, 4/13/18	LKR	295,000	1,889,147

Total Sri Lanka			$5,126,507

Uruguay — 5.0%
Banco Central Del Uruguay, 0.00%, 4/27/18	UYU	18,597	$641,619
Uruguay Treasury Bill, 0.00%, 2/8/18	UYU	27,404	964,115
Uruguay Treasury Bill, 0.00%, 2/14/18	UYU	5,675	199,927
Uruguay Treasury Bill, 0.00%, 3/8/18	UYU	5,788	202,152
Uruguay Treasury Bill, 0.00%, 3/14/18	UYU	15,715	548,363
Uruguay Treasury Bill, 0.00%, 4/5/18	UYU	52,482	1,825,802
Uruguay Treasury Bill, 0.00%, 5/4/18	UYU	2,269	78,008
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	10,293	351,584
Uruguay Treasury Bill, 0.00%, 6/29/18	UYU	1,490	50,514
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	761	25,399

3

Security	Principal Amount (000’s omitted)		Value
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	7,972	$262,146

Total Uruguay			$5,149,629

Total Foreign Government Securities (identified cost $32,524,112)			$32,946,620

U.S. Treasury Obligations — 37.9%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/1/18(4)		$11,000	$10,988,161
U.S. Treasury Bill, 0.00%, 5/3/18(4)		15,000	14,945,495
U.S. Treasury Bill, 0.00%, 5/24/18		13,000	12,940,951

Total U.S. Treasury Obligations (identified cost $38,878,457)			$38,874,607

Other — 6.1%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(5)		6,233,870	$6,234,493

Total Other (identified cost $6,233,526)			$6,234,493

Total Short-Term Investments (identified cost $77,636,095)			$78,055,720

Total Investments — 91.2% (identified cost $93,190,239)			$93,536,812

Other Assets, Less Liabilities — 8.8%			$9,045,706

Net Assets — 100.0%			$102,582,518

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $5,815,925 or 5.7% of the Portfolio’s net assets.

(3)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2018.

(4)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $28,007.

4

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PHP	106,000,000	USD	2,026,091	Nomura International PLC	2/2/18	$40,186	$—
PHP	24,855,000	USD	474,219	UBS AG	2/2/18	10,284	—
USD	162,423	PHP	8,337,000	BNP Paribas	2/2/18	—	(92)
USD	728,026	PHP	37,355,000	JPMorgan Chase Bank, N.A.	2/2/18	—	(142)
USD	938,670	PHP	48,135,000	Nomura International PLC	2/2/18	366	—
USD	720,670	PHP	37,028,000	UBS AG	2/2/18	—	(1,124)
ARS	7,487,500	USD	403,802	BNP Paribas	2/9/18	—	(23,822)
AUD	3,892,000	USD	2,969,479	Standard Chartered Bank	2/9/18	166,538	—
RUB	202,152,669	USD	3,295,609	Bank of America, N.A.	2/9/18	297,346	—
USD	531,304	EUR	450,000	Standard Chartered Bank	2/9/18	—	(27,641)
USD	326,052	RUB	20,000,000	Bank of America, N.A.	2/9/18	—	(29,418)
USD	1,344,007	RUB	79,955,000	HSBC Bank USA, N.A.	2/9/18	—	(77,071)
ARS	29,079,800	USD	1,494,337	BNP Paribas	2/14/18	—	(22,315)
ARS	10,660,000	USD	574,199	Standard Chartered Bank	2/14/18	—	(34,589)
CHF	2,150,000	EUR	1,844,789	Credit Suisse International	2/22/18	20,155	—
ILS	14,540,000	USD	4,256,898	JPMorgan Chase Bank, N.A.	2/22/18	—	(1,090)
INR	317,900,000	USD	4,840,134	Standard Chartered Bank	2/26/18	138,792	—
AUD	299,000	USD	238,566	HSBC Bank USA, N.A.	2/27/18	2,341	—
MXN	4,470,000	USD	235,977	HSBC Bank USA, N.A.	2/27/18	3,213	—
TRY	920,000	USD	240,977	Deutsche Bank AG	2/27/18	2,041	—
ZAR	2,940,000	USD	241,280	Standard Chartered Bank	2/27/18	5,964	—
BRL	770,000	USD	237,369	State Street Bank and Trust Company	2/28/18	3,623	—
CLP	145,500,000	USD	238,759	State Street Bank and Trust Company	2/28/18	2,491	—
COP	685,000,000	USD	239,678	State Street Bank and Trust Company	2/28/18	1,335	—
INR	15,320,000	USD	239,263	Citibank, N.A.	2/28/18	601	—
MYR	942,000	USD	240,061	Goldman Sachs International	2/28/18	994	—
RUB	13,620,000	USD	240,279	State Street Bank and Trust Company	2/28/18	1,207	—
USD	311,076	PHP	15,840,000	Citibank, N.A.	2/28/18	2,918	—
PEN	16,060,000	USD	4,956,331	State Street Bank and Trust Company	3/5/18	30,707	—
CAD	1,290,000	USD	1,005,478	UBS AG	3/12/18	43,779	—
COP	3,165,345,000	USD	1,089,413	Citibank, N.A.	3/12/18	23,346	—
COP	2,982,365,000	USD	1,027,339	Standard Chartered Bank	3/12/18	21,094	—
SEK	39,821,133	USD	4,744,932	Credit Suisse International	3/15/18	322,613	—
SGD	3,485,000	USD	2,580,430	Goldman Sachs International	3/15/18	78,498	—
PLN	12,100,000	EUR	2,852,043	HSBC Bank USA, N.A.	3/19/18	67,040	—
COP	8,552,290,000	USD	3,056,736	JPMorgan Chase Bank, N.A.	3/28/18	—	(53,769)
RUB	168,000,000	USD	2,804,042	BNP Paribas	3/29/18	164,090	—
RSD	406,323,188	EUR	3,149,792	Deutsche Bank AG	4/3/18	313,983	—
NOK	16,363,000	EUR	1,699,613	Goldman Sachs International	4/23/18	6,541	—
RSD	238,648,825	EUR	1,997,396	Deutsche Bank AG	4/24/18	—	(4,777)
USD	4,947,592	EUR	4,176,452	Deutsche Bank AG	4/26/18	—	(266,617)
PHP	8,337,000	USD	161,495	BNP Paribas	5/2/18	44	—
PHP	37,355,000	USD	723,864	JPMorgan Chase Bank, N.A.	5/2/18	—	(70)
PHP	48,135,000	USD	933,346	Nomura International PLC	5/2/18	—	(678)
PHP	37,028,000	USD	716,694	UBS AG	5/2/18	764	—
THB	85,400,000	USD	2,582,011	Deutsche Bank AG	5/10/18	151,270	—
USD	1,931,245	EUR	1,618,000	JPMorgan Chase Bank, N.A.	5/10/18	—	(90,767)
USD	3,528,458	EUR	2,962,104	Standard Chartered Bank	5/17/18	—	(175,141)
USD	1,655,608	EUR	1,372,212	Standard Chartered Bank	5/24/18	—	(60,970)
USD	70,936	EUR	57,622	Australia and New Zealand Banking Group Limited	5/30/18	—	(1,177)

5

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	967,573	EUR	820,290	Deutsche Bank AG	6/7/18	$—	$(59,609)
USD	56,184	EUR	45,478	Standard Chartered Bank	6/12/18	—	(784)
USD	61,229	EUR	49,568	Standard Chartered Bank	6/12/18	—	(863)
USD	76,088	EUR	64,000	Standard Chartered Bank	6/12/18	—	(4,083)
USD	115,745	EUR	97,000	Standard Chartered Bank	6/12/18	—	(5,764)
USD	339,448	EUR	287,310	Standard Chartered Bank	6/12/18	—	(20,456)
USD	931,936	EUR	754,000	Standard Chartered Bank	6/14/18	—	(12,712)
USD	1,130,783	EUR	914,880	Standard Chartered Bank	6/14/18	—	(15,425)
USD	1,621,619	EUR	1,312,000	Standard Chartered Bank	6/14/18	—	(22,120)
USD	5,216,011	EUR	4,220,108	Standard Chartered Bank	6/14/18	—	(71,151)
MAD	15,810,000	USD	1,589,744	BNP Paribas	11/13/18	70,317	—
MAD	6,330,000	USD	638,427	BNP Paribas	11/13/18	26,228	—
MAD	951,000	USD	95,578	Societe Generale	12/13/18	3,862	—
MAD	948,000	USD	95,613	Societe Generale	12/13/18	3,514	—
MAD	1,220,000	USD	123,046	Societe Generale	12/14/18	4,504	—
MAD	960,000	USD	100,000	BNP Paribas	1/22/19	—	(173)
MAD	878,000	USD	92,082	BNP Paribas	1/22/19	—	(782)

						$2,032,589	$(1,085,192)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. 5-Year Treasury Note	11	Short	Mar-18	$(1,261,820)	$21,919
U.S. 10-Year Treasury Note	4	Short	Mar-18	(486,313)	12,563

					$34,482

Abbreviations:

ARPP7DRR	-	Argentina Central Bank 7-day Repo Reference Rate

COF	-	Cost of Funds 11th District

Currency Abbreviations:

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BAM	-	Bosnia-Herzegovina Convertible Mark

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CLP	-	Chilean Peso

COP	-	Colombian Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GEL	-	Georgian Lari

6

ILS	-	Israeli Shekel

INR	-	Indian Rupee

ISK	-	Icelandic Krona

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NGN	-	Nigerian Naira

NOK	-	Norwegian Krone

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

7

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$2,032,589	$(1,085,192)

Total		$2,032,589	$(1,085,192)

Interest Rate	Financial Futures Contracts*	$34,482	$—

Total		$34,482	$—

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$11,271,783	$—	$11,271,783
Foreign Corporate Bonds	—	1,223,912	—	1,223,912
Collateralized Mortgage Obligations	—	503,916	—	503,916
Mortgage Pass-Throughs	—	2,481,481	—	2,481,481
Short-Term Investments -
Foreign Government Securities	—	32,946,620	—	32,946,620
U.S. Treasury Obligations	—	38,874,607	—	38,874,607
Other	—	6,234,493	—	6,234,493
Total Investments	$—	$93,536,812	$—	$93,536,812
Forward Foreign Currency Exchange Contracts	$—	$2,032,589	$—	$2,032,589
Futures Contracts	34,482	—	—	34,482
Total	$34,482	$95,569,401	$—	$95,603,883

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,085,192)	$—	$(1,085,192)
Total	$—	$(1,085,192)	$—	$(1,085,192)

The Portfolio held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Emerging and Frontier Countries Equity Fund

January 31, 2018 (Unaudited)

Eaton Vance Emerging and Frontier Countries Equity Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Capital Opportunities Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2018, the value of the Fund’s investment in the Portfolio was $184,218,603 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Macro Capital Opportunities Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.6%

Security	Shares	Value
Argentina — 6.1%
Adecoagro SA(1)	28,500	$276,165
Arcos Dorados Holdings, Inc., Class A(1)	38,360	393,190
Banco Macro SA, Class B ADR	13,696	1,486,564
BBVA Banco Frances SA ADR	21,613	546,593
Cablevision Holding SA GDR(1)	12,444	331,798
Cresud SA ADR	10,769	233,364
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	7,134	435,531
Grupo Clarin SA GDR(2)	3,677	24,636
Grupo Financiero Galicia SA, Class B ADR	30,884	2,155,703
Grupo Supervielle SA ADR	18,611	594,994
IRSA Inversiones y Representaciones SA ADR	7,276	208,967
Pampa Energia SA ADR(1)	18,072	1,274,076
Telecom Argentina SA ADR	34,215	1,278,272
Transportadora de Gas del Sur SA ADR(1)	24,857	569,225
YPF SA ADR	56,024	1,352,979

		$11,162,057

China — 16.7%
AAC Technologies Holdings, Inc.	12,500	$207,120
Accelink Technologies Co., Ltd., Class A	18,900	75,510
Agricultural Bank of China, Ltd., Class H	666,000	407,484
Alibaba Group Holding, Ltd. ADR(1)	16,154	3,300,101
Anhui Conch Cement Co., Ltd., Class A	28,500	156,357
Anhui Conch Cement Co., Ltd., Class H	24,000	131,684
ANTA Sports Products, Ltd.	17,000	81,567
AviChina Industry & Technology Co., Ltd., Class H	332,000	177,840
Baidu, Inc. ADR(1)	3,980	982,742
Bank of China, Ltd., Class H	1,421,000	851,654
Bank of Communications, Ltd., Class H	145,000	125,220
BBMG Corp., Class A	154,300	136,447
Beijing Enterprises Water Group, Ltd.	424,000	304,519
Brilliance China Automotive Holdings, Ltd.	56,000	142,376
BYD Co., Ltd., Class H	14,500	136,428
CGN Power Co., Ltd., Class H(3)	1,100,000	310,693
China Cinda Asset Management Co., Ltd., Class H	147,000	62,095
China CITIC Bank Corp., Ltd., Class H	153,000	125,611
China Communications Construction Co., Ltd., Class H	227,000	270,286
China Construction Bank Corp., Class H	1,341,000	1,539,564
China Everbright International, Ltd.	60,000	91,374
China Evergrande Group(1)	99,000	326,017
China Galaxy Securities Co., Ltd., Class H	59,500	48,471
China Life Insurance Co., Ltd., Class H	109,000	367,025
China Literature, Ltd.	1	10
China Mengniu Dairy Co., Ltd.	47,000	153,217
China Merchants Bank Co., Ltd., Class H	60,500	295,381
China Merchants Port Holdings Co., Ltd.	24,160	63,704
China Minsheng Banking Corp., Ltd., Class H	99,000	112,925

1

Security	Shares	Value
China Mobile, Ltd.	107,000	$1,126,752
China Overseas Land & Investment, Ltd.	60,000	232,036
China Pacific Insurance (Group) Co., Ltd., Class H	42,200	213,313
China Petroleum & Chemical Corp., Class H	610,000	527,293
China Railway Construction Corp., Ltd., Class H	46,500	56,460
China Railway Group, Ltd., Class H	86,000	65,867
China Resources Beer Holdings Co., Ltd.	38,000	143,499
China Resources Cement Holdings, Ltd.	194,000	145,946
China Resources Gas Group, Ltd.	20,000	65,859
China Resources Land, Ltd.	105,777	420,986
China Resources Pharmaceutical Group, Ltd.(3)	130,000	171,086
China Resources Power Holdings Co., Ltd.	34,000	62,691
China Shenhua Energy Co., Ltd., Class H	120,500	374,424
China State Construction International Holdings, Ltd.	162,000	233,840
China Taiping Insurance Holdings Co., Ltd.	31,400	135,175
China Telecom Corp., Ltd., Class H	590,000	292,210
China Unicom (Hong Kong), Ltd.(1)	98,000	146,903
China Vanke Co., Ltd., Class H	26,700	130,054
CITIC Securities Co., Ltd., Class H	39,500	104,742
CITIC, Ltd.	75,000	118,036
CNOOC, Ltd.	261,000	410,256
Country Garden Holdings Co., Ltd.	129,000	277,090
CRRC Corp., Ltd., Class H	79,750	78,820
CSPC Pharmaceutical Group, Ltd.	168,000	372,165
Ctrip.com International, Ltd. ADR(1)	5,900	276,002
Dongfeng Motor Group Co., Ltd., Class H	54,000	70,321
ENN Energy Holdings, Ltd.	14,000	108,168
FAW Car Co., Ltd.(1)	104,700	203,522
Fiberhome Telecommunication Technologies Co., Ltd., Class A	36,800	153,209
Fullshare Holdings, Ltd.	160,000	75,286
Geely Automobile Holdings, Ltd.	115,000	365,856
GF Securities Co., Ltd., Class H	24,600	54,813
Great Wall Motor Co., Ltd., Class H	53,500	65,014
Guangdong Investment, Ltd.	48,000	71,365
Guangzhou Automobile Group Co., Ltd., Class H	126,000	283,993
Haitong Securities Co., Ltd., Class H	60,000	97,742
Hanergy Thin Film Power Group, Ltd.(1)(4)	302,000	0
Hangzhou Hikvision Digital Technology Co., Ltd., Class A	29,100	184,186
Hengan International Group Co., Ltd.	12,500	119,760
Hisense Electric Co., Ltd., Class A	75,900	189,788
Huaneng Power International, Inc., Class H	96,000	61,750
Huatai Securities Co., Ltd.(3)	34,000	76,881
Industrial & Commercial Bank of China, Ltd., Class H	1,219,000	1,148,258
JD.com, Inc. ADR(1)	10,624	523,019
Lenovo Group, Ltd.	160,000	92,105
NetEase, Inc. ADR	1,181	378,109
New China Life Insurance Co., Ltd., Class H	16,000	103,823
New Oriental Education & Technology Group, Inc. ADR	2,374	218,622
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	73,501
PetroChina Co., Ltd., Class H	558,000	440,377
PICC Property & Casualty Co., Ltd., Class H	76,000	157,227
Ping An Insurance (Group) Co. of China, Ltd., Class H	77,000	906,905
Poly Real Estate Group Co., Ltd., Class A	80,900	221,356
Semiconductor Manufacturing International Corp.(1)	7,300	10,506

2

Security	Shares	Value
Shenzhou International Group Holdings, Ltd.	12,000	$123,573
SINA Corp.(1)	1,200	140,700
Sino Biopharmaceutical, Ltd.	90,000	165,092
Sino-Ocean Group Holding, Ltd.	241,000	198,965
Sinopharm Group Co., Ltd., Class H	61,600	271,466
Sunny Optical Technology Group Co., Ltd.	17,000	234,323
TAL Education Group ADR	4,548	148,128
Tencent Holdings, Ltd.	81,800	4,833,352
TravelSky Technology, Ltd., Class H	57,000	177,905
Vipshop Holdings, Ltd. ADR(1)	6,998	115,677
Want Want China Holdings, Ltd.	103,000	90,775
Weibo Corp. ADR(1)	120	15,548
Yum China Holdings, Inc.	7,500	347,925
Zhuzhou CRRC Times Electric Co., Ltd., Class H	11,000	60,847
Zijin Mining Group Co., Ltd., Class H	344,000	173,429

		$30,718,094

Croatia — 1.5%
Adris Grupa DD, PFC Shares	9,000	$649,039
Ericsson Nikola Tesla DD	930	188,858
Hrvatski Telekom DD	52,252	1,448,903
Koncar-Elektroindustrija DD	1,480	173,575
Valamar Riviera DD	48,200	346,893

		$2,807,268

Cyprus — 1.4%
Bank of Cyprus Holdings PLC(1)(5)	482,403	$1,439,862
Bank of Cyprus Holdings PLC(1)(5)	389,786	1,161,714

		$2,601,576

Egypt — 2.2%
Amer Group Holding(1)	2,605,200	$45,688
Arabian Cement Co.	96,000	41,897
Arabian Food Industries Co. (DOMTY)(1)	91,400	51,070
Citadel Capital SAE(1)	1,195,300	86,058
Commercial International Bank Egypt SAE	327,500	1,446,187
Credit Agricole Egypt SAE	55,500	139,827
Eastern Tobacco	17,750	466,701
Egyptian Financial Group-Hermes Holding Co.	195,400	226,009
Egyptian Resorts Co.(1)	895,600	77,607
Emaar Misr for Development SAE(1)	408,300	85,622
Ghabbour Auto(1)	506,400	140,958
Heliopolis Housing	68,800	136,010
Juhayna Food Industries	253,600	156,255
Medinet Nasr Housing	280,700	177,987
Palm Hills Developments SAE(1)	701,000	150,853
Pioneers Holding(1)	154,000	75,820
Porto Holding SAE(1)	2,659,800	52,717
Six of October Development & Investment Co.(1)	140,100	148,603
Talaat Moustafa Group	483,900	260,314
Telecom Egypt	190,400	143,474

		$4,109,657

3

Security	Shares	Value
Georgia — 2.7%
BGEO Group PLC	48,700	$2,531,689
TBC Bank Group PLC	107,700	2,512,697

		$5,044,386

Hong Kong — 0.0%(6)
Hua Hong Semiconductor, Ltd.(3)	41,000	$81,667

		$81,667

Iceland — 3.4%
Eik Fasteignafelag HF(1)	1,866,700	$191,285
Eimskipafelag Islands HF	407,000	977,869
Hagar HF	2,036,000	836,560
Icelandair Group HF	1,860,000	301,627
Marel HF	397,000	1,382,381
Reginn HF(1)	1,637,000	429,139
Reitir Fasteignafelag HF	1,043,000	945,305
Siminn HF	9,776,000	410,433
Sjova-Almennar Tryggingar HF	1,151,900	199,404
Tryggingamidstodin HF	728,000	248,424
Vatryggingafelag Islands HF	2,066,800	250,446

		$6,172,873

India — 6.5%
Adani Ports and Special Economic Zone, Ltd.	22,802	$153,001
Adani Power, Ltd.(1)	9,483	5,432
Ambuja Cements, Ltd.	21,000	86,655
Asian Paints, Ltd.	8,100	144,100
Aurobindo Pharma, Ltd.	7,300	72,442
Axis Bank, Ltd.	48,500	452,010
Bajaj Auto, Ltd.	2,400	125,502
Bajaj Finance, Ltd.	4,600	121,003
Bajaj Finserv, Ltd.	1,200	90,204
Bharat Petroleum Corp., Ltd.	22,800	175,504
Bharti Airtel, Ltd.	34,700	239,675
Bharti Infratel, Ltd.	15,719	86,826
Cipla, Ltd.	9,500	88,591
Coal India, Ltd.	19,072	90,013
Dabur India, Ltd.	18,500	103,573
Dr. Reddy’s Laboratories, Ltd.	3,000	105,038
Eicher Motors, Ltd.	400	168,809
GAIL (India), Ltd.	17,066	128,391
Godrej Consumer Products, Ltd.	7,200	118,725
Grasim Industries, Ltd.	10,000	182,197
HCL Technologies, Ltd.	16,228	250,984
Hero MotoCorp, Ltd.	1,300	75,389
Hindalco Industries, Ltd.	30,900	124,095
Hindustan Petroleum Corp., Ltd.	19,000	118,054
Hindustan Unilever, Ltd.	17,900	384,099
Housing Development Finance Corp., Ltd.	22,890	703,178
ICICI Bank, Ltd.	75,580	418,366
Indiabulls Housing Finance, Ltd.	8,300	180,632
Indian Oil Corp., Ltd.	19,200	125,707
Infosys, Ltd.	44,157	796,202
ITC, Ltd.	93,750	399,497

4

Security	Shares	Value
JSW Steel, Ltd.	25,000	$114,944
Larsen & Toubro, Ltd.	14,250	318,764
LIC Housing Finance, Ltd.	12,100	101,596
Lupin, Ltd.	5,700	79,304
Mahindra & Mahindra, Ltd.	21,600	259,602
Maruti Suzuki India, Ltd.	2,900	432,541
Motherson Sumi Systems, Ltd.	27,150	156,631
Nestle India, Ltd.	700	82,010
Oil & Natural Gas Corp., Ltd.	34,800	111,121
Piramal Enterprises, Ltd.	2,500	107,519
Reliance Industries, Ltd.	68,600	1,035,835
Shree Cement, Ltd.	360	97,108
Shriram Transport Finance Co., Ltd.	6,100	131,637
State Bank of India	62,700	309,315
Tata Consultancy Services, Ltd.	12,278	599,625
Tata Motors, Ltd.(1)	45,100	282,343
Tata Steel, Ltd.	9,900	109,853
Tech Mahindra, Ltd.	15,900	152,822
Titan Co., Ltd.	10,400	141,880
UltraTech Cement, Ltd.	2,700	185,533
UPL, Ltd.	10,100	119,151
Vedanta, Ltd.	43,100	230,208
Wipro, Ltd.	25,471	121,945
Yes Bank, Ltd.	41,500	230,838
Zee Entertainment Enterprises, Ltd.	16,300	152,633

		$11,978,652

Indonesia — 2.8%
Adaro Energy Tbk PT	717,400	$131,242
Astra International Tbk PT	834,900	529,502
Bank Central Asia Tbk PT	511,400	868,245
Bank Mandiri Persero Tbk PT	796,000	483,907
Bank Negara Indonesia Persero Tbk PT	345,100	242,323
Bank Rakyat Indonesia Persero Tbk PT	2,311,500	639,243
Bumi Serpong Damai Tbk PT	436,800	59,365
Charoen Pokphand Indonesia Tbk PT	365,200	94,091
Gudang Garam Tbk PT	22,900	138,696
Hanjaya Mandala Sampoerna Tbk PT	470,400	172,041
Indofood CBP Sukses Makmur Tbk PT	120,400	78,486
Indofood Sukses Makmur Tbk PT	207,500	120,061
Kalbe Farma Tbk PT	1,009,100	125,270
Matahari Department Store Tbk PT	116,000	96,385
Perusahaan Gas Negara Persero Tbk PT	507,600	98,896
Semen Indonesia Persero Tbk PT	145,300	120,733
Surya Citra Media Tbk PT	321,200	64,441
Telekomunikasi Indonesia Persero Tbk PT	2,031,900	605,503
Unilever Indonesia Tbk PT	67,800	275,363
United Tractors Tbk PT	79,400	230,239

		$5,174,032

Kazakhstan — 4.4%
Central Asia Metals PLC	251,600	$1,070,519
Halyk Savings Bank of Kazakhstan JSC GDR(1)(2)(5)	62,000	802,900
Halyk Savings Bank of Kazakhstan JSC GDR(1)(2)(5)	167,650	2,169,956

5

Security	Shares	Value
KAZ Minerals PLC(1)	106,025	$1,233,813
KazMunaiGas Exploration Production GDR(2)	151,009	2,075,655
Kcell JSC GDR(2)	142,842	743,323

		$8,096,166

Kuwait — 3.6%
Agility Public Warehousing Co. KSC	206,250	$593,781
Boubyan Bank KSCP	194,880	299,127
Burgan Bank SAK	184,380	195,176
Kuwait Finance House KSCP	761,530	1,485,811
Kuwait Projects Co. Holdings KSC	124,400	124,720
Mabanee Co. SAKC	128,730	314,390
Mezzan Holding Co. KSCC	34,900	90,621
Mobile Telecommunications Co.	654,500	1,030,866
National Bank of Kuwait SAK	798,945	1,972,313
National Industries Group Holding SAK(1)	264,200	142,642
National Real Estate Co. KPSC(1)	178,300	72,916
VIVA Kuwait Telecom Co.	51,300	135,344
Warba Bank KSCP(1)	146,300	109,447

		$6,567,154

Luxembourg — 0.2%
Globant SA(1)	8,506	$386,513

		$386,513

Mauritius — 2.7%
Alteo, Ltd.	297,687	$275,049
CIEL, Ltd.	1,340,300	305,899
CIM Financial Services, Ltd.	832,100	265,729
ENL Land, Ltd.	155,011	205,720
Gamma Civic, Ltd.	107,086	116,727
IBL, Ltd.	37,656	55,463
LUX Island Resorts, Ltd.	78,300	165,280
MCB Group, Ltd.	228,408	1,939,716
New Mauritius Hotels, Ltd.(1)	389,190	304,056
Omnicane, Ltd.	15,009	26,429
Phoenix Beverages, Ltd.	10,200	176,459
Rogers & Co., Ltd.	187,150	192,452
SBM Holdings, Ltd.	2,100,810	505,803
Sun, Ltd., Class A(1)	156,512	235,371
Terra Mauricia, Ltd.	182,256	165,164

		$4,935,317

Pakistan — 0.0%(6)
Searle Co., Ltd. (The)	5,013	$17,082

		$17,082

Peru — 3.9%
Alicorp SAA	129,300	$448,690
Cementos Pacasmayo SAA	85,338	221,571
Cia de Minas Buenaventura SA ADR	41,756	644,295
Credicorp, Ltd.	12,399	2,871,980
Engie Energia Peru SA	79,000	178,094
Ferreycorp SAA	529,200	426,190
Fossal SAA(1)	21,662	1,974

6

Security	Shares	Value
Grana y Montero SAA ADR(1)	101,500	$296,380
InRetail Peru Corp.(3)	22,000	484,000
Southern Copper Corp.	16,338	793,210
Union Andina de Cementos SAA	308,000	292,102
Volcan Cia Minera SAA, Class B	1,145,200	487,850

		$7,146,336

Philippines — 1.5%
Aboitiz Equity Ventures, Inc.	72,000	$107,677
Aboitiz Power Corp.	39,500	31,612
Alliance Global Group, Inc.(1)	85,700	25,623
Ayala Corp.	10,270	210,241
Ayala Land, Inc.	291,600	251,564
Bank of the Philippine Islands	21,799	50,622
BDO Unibank, Inc.	63,210	188,365
Cebu Air, Inc.	25,000	48,281
CEMEX Holdings Philippines, Inc.(1)(3)	118,400	9,678
Century Pacific Food, Inc.	162,000	49,307
D&L Industries, Inc.	277,000	65,726
DMCI Holdings, Inc.	110,400	30,989
DoubleDragon Properties Corp.(1)	31,000	23,076
Energy Development Corp.	37,626	4,163
Globe Telecom, Inc.	1,375	50,916
GT Capital Holdings, Inc.	3,100	81,324
JG Summit Holdings, Inc.	119,690	178,644
Jollibee Foods Corp.	23,850	132,278
Megaworld Corp.	1,050,500	101,374
Metro Pacific Investments Corp.	973,800	122,621
Metropolitan Bank & Trust Co.	55,903	108,361
PLDT, Inc.	3,815	116,444
Robinsons Land Corp.	161,300	65,589
Security Bank Corp.	22,000	105,421
SM Investments Corp.	13,820	275,470
SM Prime Holdings, Inc.	324,100	233,077
Universal Robina Corp.	48,960	153,954

		$2,822,397

Serbia — 4.5%
Aerodrom Nikola Tesla AD Beograd(1)	95,682	$1,793,104
Energoprojekt Holding AD Beograd(1)	74,772	705,165
Gosa Montaza AD Velika Plana(1)	1,378	19,438
Komercijalna Banka AD Beograd(1)	103,565	2,053,651
MESSER Tehnogas AD(1)	200	26,158
Metalac AD(1)	53,233	1,109,733
NIS AD Novi Sad	342,465	2,546,662

		$8,253,911

Singapore — 1.2%
Yoma Strategic Holdings, Ltd.	5,602,933	$2,150,005

		$2,150,005

South Korea — 9.2%
AMOREPACIFIC Corp.	787	$220,495
AMOREPACIFIC Group	860	114,196
Celltrion, Inc.(1)	2,005	590,598

7

Security	Shares	Value
CJ CheilJedang Corp.	220	$73,856
CJ Corp.	300	51,685
Coway Co., Ltd.	1,443	128,557
DB Insurance Co., Ltd.	1,525	103,298
E-MART, Inc.	580	157,594
GS Holdings Corp.	1,555	101,042
Hana Financial Group, Inc.	6,982	340,232
Hankook Tire Co., Ltd.	2,081	104,224
Hanwha Chemical Corp.	3,338	109,986
Hyosung Corp.	639	80,758
Hyundai Construction Equipment Co., Ltd.(1)	106	20,227
Hyundai Electric & Energy System Co., Ltd.(1)	106	12,190
Hyundai Engineering & Construction Co., Ltd.	2,350	94,335
Hyundai Heavy Industries Co., Ltd.(1)	842	109,378
Hyundai Mobis Co., Ltd.	1,573	364,734
Hyundai Motor Co.	3,469	526,862
Hyundai Robotics Co., Ltd.(1)	134	57,154
Hyundai Steel Co.	2,214	117,960
Industrial Bank of Korea	7,595	118,344
Kakao Corp.	1,035	135,732
Kangwon Land, Inc.	2,800	85,018
KB Financial Group, Inc.	8,973	564,294
Korea Zinc Co., Ltd.	251	121,059
KT&G Corp.	2,748	274,053
LG Chem, Ltd.	1,083	438,041
LG Corp.	2,427	202,414
LG Display Co., Ltd.	5,180	155,594
LG Electronics, Inc.	2,470	236,937
LG Household & Health Care, Ltd.	210	231,271
Lotte Chemical Corp.	420	165,111
Lotte Corp.(1)	426	27,838
Lotte Shopping Co., Ltd.	333	75,174
Mirae Asset Daewoo Co., Ltd.	9,700	102,116
Naver Corp.	632	538,344
NCsoft Corp.	410	169,598
Orion Holdings Corp.	239	6,101
POSCO	1,682	599,946
S-Oil Corp.	1,295	149,164
Samsung Biologics Co., Ltd.(1)(3)	470	191,802
Samsung C&T Corp.	1,825	242,626
Samsung Electro-Mechanics Co., Ltd.	1,502	149,436
Samsung Electronics Co., Ltd.	2,081	4,863,979
Samsung Electronics Co., Ltd., PFC Shares	392	774,732
Samsung Fire & Marine Insurance Co., Ltd.	700	189,313
Samsung Heavy Industries Co., Ltd.(1)	6,900	59,270
Samsung Life Insurance Co., Ltd.	1,758	212,333
Samsung SDI Co., Ltd.	1,354	249,590
Shinhan Financial Group Co., Ltd.	9,694	481,268
SK Holdings Co., Ltd.	982	292,755
SK Hynix, Inc.	13,189	905,355
SK Innovation Co., Ltd.	1,574	301,410
SK Telecom Co., Ltd.	490	121,678
Woori Bank	7,000	110,364

		$17,021,421

8

Security	Shares	Value
Sri Lanka — 0.6%
Hatton National Bank PLC	152,000	$245,258
Hayleys PLC	27,400	40,968
Sampath Bank PLC	155,000	320,892
Softlogic Life Insurance PLC	2,500,000	357,385
Tokyo Cement Co Lanka PLC	520,000	226,772

		$1,191,275

Taiwan — 5.2%
Advanced Semiconductor Engineering, Inc.	122,716	$174,138
Advantech Co., Ltd.	7,699	60,199
Asia Cement Corp.	52,000	53,543
Asustek Computer, Inc.	12,000	115,588
AU Optronics Corp.	156,000	74,199
Catcher Technology Co., Ltd.	12,000	137,274
Cathay Financial Holding Co., Ltd.	134,000	250,591
Chang Hwa Commercial Bank, Ltd.	121,150	71,034
Cheng Shin Rubber Industry Co., Ltd.	28,000	48,808
China Development Financial Holding Corp.	248,000	90,969
China Steel Corp.	210,000	179,496
Chunghwa Telecom Co., Ltd.	64,000	238,017
Compal Electronics, Inc.	95,000	70,721
CTBC Financial Holding Co., Ltd.	275,679	201,443
Delta Electronics, Inc.	33,680	169,758
E.Sun Financial Holding Co., Ltd.	148,659	97,830
Far Eastern New Century Corp.	59,700	53,273
Far EasTone Telecommunications Co., Ltd.	32,000	83,486
First Financial Holding Co., Ltd.	176,800	122,161
Formosa Chemicals & Fibre Corp.	59,000	220,126
Formosa Petrochemical Corp.	22,000	93,435
Formosa Plastics Corp.	70,000	248,386
Foxconn Technology Co., Ltd.	18,291	52,197
Fubon Financial Holding Co., Ltd.	112,000	208,062
Hon Hai Precision Industry Co., Ltd.	250,635	790,154
Hotai Motor Co., Ltd.	5,000	65,045
Hua Nan Financial Holdings Co., Ltd.	138,443	82,614
Innolux Corp.	180,000	84,773
Largan Precision Co., Ltd.	2,000	274,116
Mega Financial Holding Co., Ltd.	179,476	155,681
Nan Ya Plastics Corp.	85,000	233,367
Pegatron Corp.	30,000	81,166
Pou Chen Corp.	42,000	56,456
President Chain Store Corp.	10,000	98,953
Quanta Computer, Inc.	51,000	110,995
Shin Kong Financial Holding Co., Ltd.	177,960	65,291
SinoPac Financial Holdings Co., Ltd.	186,031	64,100
Taishin Financial Holding Co., Ltd.	166,647	83,954
Taiwan Cement Corp.	67,000	86,529
Taiwan Cooperative Financial Holding Co., Ltd.	150,657	89,664
Taiwan Mobile Co., Ltd.	31,000	118,560
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	3,469,503
Uni-President Enterprises Corp.	82,960	199,144

9

Security	Shares	Value
United Microelectronics Corp.	220,000	$107,371
Yuanta Financial Holding Co., Ltd.	158,675	76,108

		$9,508,278

Thailand — 0.8%
Mega Lifesciences PCL	598,400	$888,981
TTCL PCL(7)	767,100	509,384

		$1,398,365

Turkey — 2.6%
Akbank Turk AS	538,300	$1,560,225
Turkiye Garanti Bankasi AS	491,300	1,602,667
Turkiye Is Bankasi AS, Class C	756,200	1,615,815

		$4,778,707

United Arab Emirates — 0.0%(6)
Orascom Construction, Ltd.(1)	9,400	$81,128

		$81,128

Vietnam — 12.9%
Bank for Foreign Trade of Vietnam JSC	303,600	$890,526
Bao Viet Holdings	51,700	186,563
Binh Minh Plastics JSC	62,900	235,985
Century Synthetic Fiber Corp.	175,966	144,612
Coteccons Construction JSC	24,000	212,642
Danang Rubber JSC	67,496	79,438
Domesco Medical Import Export JSC	59,000	262,389
FPT Corp.	106,364	295,228
Gemadept Corp.(1)	61,050	118,256
HA TIEN 1 Cement JSC	230,880	164,471
Ho Chi Minh City Infrastructure Investment JSC	262,900	434,924
Hoa Phat Group JSC(1)	322,100	883,582
Hoa Sen Group	169,025	193,803
Hoang Anh Gia Lai International Agriculture JSC(1)	204,900	78,662
Hoang Huy Investment Financial Services JSC	167,400	158,565
Imexpharm Pharmaceutical JSC	32,561	92,698
KIDO Group Corp.	73,700	144,488
Kinh Bac City Development Share Holding Corp.(1)	268,100	166,009
Masan Group Corp.	712,300	2,873,351
Mobile World Investment Corp.	40,000	221,379
Nam Long Investment Corp.	120,956	186,000
No Va Land Investment Group Corp.(1)	219,000	774,638
PetroVietnam Drilling & Well Services JSC(1)	219,214	264,945
PetroVietnam Fertilizer & Chemical JSC	205,250	220,607
PetroVietnam Gas JSC	83,000	454,810
PetroVietnam Nhon Trach 2 Power JSC	61,900	90,004
PetroVietnam Technical Services Corp.	294,900	357,408
Pha Lai Thermal Power JSC	186,000	167,505
Refrigeration Electrical Engineering Corp.	143,700	269,746
Saigon - Hanoi Commercial Joint Stock Bank(1)	334,559	191,008
Saigon Beer Alcohol Beverage Corp.	33,300	363,734
Saigon Securities, Inc.	358,330	537,834
Saigon Thuong Tin Commercial JSB(1)	483,716	345,237
Thanh Thanh Cong Tay Ninh JSC(1)	120,800	109,138
Tien Phong Plastic JSC	22,600	66,874

10

Security	Shares	Value
TNG Investment & Trading JSC(1)	10	$7
Traphaco JSC	31,399	157,286
Viet Capital Securities JSC(1)	209,500	830,527
Vietnam Construction and Import-Export JSC	98,800	111,035
Vietnam Dairy Products JSC	263,940	2,364,371
Vietnam Prosperity JSC Bank(1)	2,044,860	4,792,764
Vingroup JSC(1)	839,249	3,161,302
Vinh Hoan Corp.(1)	26,400	64,566
Vinh Son - Song Hinh Hydropower JSC	101,700	76,029

		$23,794,946

Total Common Stocks (identified cost $130,543,858)		$177,999,263

Rights — 0.0%(6)

Security	Shares	Value
Hyundai Heavy Industries Co., Ltd., Exp. 3/9/18(1)	148	$4,574
Mirae Asset Daewoo Co., Ltd., Exp. 2/22/18(1)	1,920	0
Piramal Enterprises, Ltd., Exp. 2/26/18(1)	108	603
Robinsons Land Corp., Exp. 2/8/18(1)	43,340	2,281
Tata Steel, Ltd., Exp. 2/28/18(1)	1,584	4,896
Tata Steel, Ltd., (partially paid shares), Exp. 2/28/18(1)	792	2,050

Total Rights (identified cost $0)		$14,404

Short-Term Investments — 2.5%

U.S. Treasury Obligations — 0.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 5/3/18(8)	$1,500	$1,494,549

Total U.S. Treasury Obligations (identified cost $1,494,862)		$1,494,549

11

Other — 1.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(9)	3,077,360	$3,077,668

Total Other (identified cost $3,077,423)		$3,077,668

Total Short-Term Investments (identified cost $4,572,285)		$4,572,217

Total Investments — 99.1% (identified cost $135,116,143)		$182,585,884

Other Assets, Less Liabilities — 0.9%		$1,633,990

Net Assets — 100.0%		$184,219,874

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $5,816,470 or 3.2% of the Portfolio’s net assets.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $1,325,817 or 0.7% of the Portfolio’s net assets.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(5)	Securities are traded on separate exchanges for the same entity.

(6)	Amount is less than 0.05%.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $25,743.

12

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	32.9%	$60,629,873
Information Technology	14.9	27,373,782
Industrials	7.4	13,645,201
Consumer Staples	7.3	13,518,417
Real Estate	6.8	12,509,230
Energy	6.3	11,581,990
Materials	6.2	11,497,722
Consumer Discretionary	6.0	11,124,438
Telecommunication Services	4.6	8,417,585
Utilities	2.2	3,956,017
Health Care	2.0	3,759,412
Short-Term Investments	2.5	4,572,217

Total Investments	99.1%	$182,585,884

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	219,362	USD	257,172	Bank of America, N.A.	2/15/18	$15,400	$—
EUR	166,400	USD	194,081	Credit Agricole Corporate and Investment Bank	2/15/18	12,682	—
USD	49,908	EUR	42,200	Bank of America, N.A.	2/15/18	—	(2,528)
USD	11,674	EUR	10,000	JPMorgan Chase Bank, N.A.	2/15/18	—	(752)
USD	33,802	EUR	29,000	JPMorgan Chase Bank, N.A.	2/15/18	—	(2,233)
USD	98,197	EUR	82,500	JPMorgan Chase Bank, N.A.	2/15/18	—	(4,315)
USD	198,654	EUR	168,550	JPMorgan Chase Bank, N.A.	2/15/18	—	(10,781)
USD	299,400	EUR	250,963	JPMorgan Chase Bank, N.A.	2/15/18	—	(12,438)
USD	561,792	EUR	469,000	JPMorgan Chase Bank, N.A.	2/15/18	—	(20,973)
USD	5,904	EUR	5,000	Standard Chartered Bank	2/15/18	—	(309)
USD	39,310	EUR	33,730	Standard Chartered Bank	2/15/18	—	(2,602)
USD	160,794	EUR	134,000	Standard Chartered Bank	2/15/18	—	(5,710)
USD	2,837,905	EUR	2,428,905	Standard Chartered Bank	2/15/18	—	(180,174)
USD	2,984,890	EUR	2,554,706	Standard Chartered Bank	2/15/18	—	(189,506)
USD	4,407,244	EUR	3,772,070	Standard Chartered Bank	2/15/18	—	(279,809)
USD	5,651,128	EUR	4,836,685	Standard Chartered Bank	2/15/18	—	(358,781)
USD	6,369,081	EUR	5,451,165	Standard Chartered Bank	2/15/18	—	(404,362)
USD	3,907	EUR	3,300	UBS AG	2/15/18	—	(193)
USD	3,953	EUR	3,343	UBS AG	2/15/18	—	(202)
USD	9,145	EUR	7,653	UBS AG	2/15/18	—	(364)
USD	7,696	EUR	6,528	UBS AG	2/15/18	—	(416)
USD	17,007	EUR	14,500	UBS AG	2/15/18	—	(1,010)
USD	23,360	EUR	19,700	UBS AG	2/15/18	—	(1,118)

						$28,082	$(1,478,576)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Equity Futures
MSCI Emerging Markets Index	146	Long	Mar-18	$9,181,940	$976,159

					$976,159

13

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

EUR	-	Euro

USD	-	United States Dollar

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$976,159	$—

Total		$976,159	$—

Foreign Exchange	Forward foreign currency exchange contracts	$28,082	$1,478,576

Total		$28,082	$1,478,576

*	Amount represents cumulative unrealized appreciation on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

14

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$7,249,473	$106,702,907	$0	$113,952,380
Developed Europe	386,513	—	—	386,513
Emerging Europe	6,192,311	23,466,410	—	29,658,721
Latin America	17,976,595	331,798	—	18,308,393
Middle East/Africa	—	15,693,256	—	15,693,256
Total Common Stocks	$31,804,892	$146,194,371 **	$0	$177,999,263
Rights	$—	$14,404	$—	$14,404
Short-Term Investments —
U.S. Treasury Obligations	—	1,494,549	—	1,494,549
Other	—	3,077,668	—	3,077,668
Total Investments	$31,804,892	$150,780,992	$0	$182,585,884
Forward Foreign Currency Exchange Contracts	$—	$28,082	$—	$28,082
Futures Contracts	976,159	—	—	976,159
Total	$32,781,051	$150,809,074	$—	$183,590,125

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,478,576)	$—	$(1,478,576)
Total	$—	$(1,478,576)	$—	$(1,478,576)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

15

Eaton Vance

Emerging Markets Local Income Fund

January 31, 2018 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2018, the value of the Fund’s investment in the Portfolio was $691,774,925 and the Fund owned 85.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 58.4%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.1%
Albania Government Bond, 8.80%, 10/23/25	ALL	27,500	$287,519
Albania Government Bond, 8.93%, 4/23/25	ALL	30,875	325,146

Total Albania			$612,665

Argentina — 1.2%
Argentina POM Politica Monetaria, 27.778%, (ARPP7DRR), 6/21/20(1)	ARS	94,320	$5,243,971
Republic of Argentina, 15.50%, 10/17/26	ARS	84,573	4,348,801

Total Argentina			$9,592,772

Barbados — 0.4%
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	4,628	$3,488,355

Total Barbados			$3,488,355

Bosnia and Herzegovina — 0.5%
Republic of Srpska, 1.50%, 6/30/23	BAM	195	$116,016
Republic of Srpska, 1.50%, 10/30/23	BAM	531	315,104
Republic of Srpska, 1.50%, 12/15/23	BAM	29	17,039
Republic of Srpska, 1.50%, 5/31/25	BAM	4,450	2,598,634
Republic of Srpska, 1.50%, 6/9/25	BAM	427	249,373
Republic of Srpska, 1.50%, 12/24/25	BAM	465	268,619
Republic of Srpska, 1.50%, 9/25/26	BAM	325	186,852
Republic of Srpska, 1.50%, 9/26/27	BAM	109	62,029

Total Bosnia and Herzegovina			$3,813,666

Brazil — 1.1%
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	$1,666,162
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	7,154,803

Total Brazil			$8,820,965

Colombia — 0.5%
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	$2,369,273
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,503,555

Total Colombia			$3,872,828

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	63,718	$103,657

Total Costa Rica			$103,657

Dominican Republic — 6.1%
Dominican Republic, 10.375%, 3/4/22(2)	DOP	1,152,300	$25,533,786
Dominican Republic, 10.40%, 5/10/19(2)	DOP	279,000	5,968,397
Dominican Republic, 14.00%, 6/8/18(2)	DOP	13,400	281,487
Dominican Republic, 15.00%, 4/5/19(2)	DOP	409,000	9,188,447
Dominican Republic, 15.95%, 6/4/21(2)	DOP	322,600	8,174,188
Dominican Republic, 16.00%, 7/10/20(2)	DOP	9,900	240,890
Dominican Republic, 16.95%, 2/4/22(2)	DOP	3,600	96,453

Total Dominican Republic			$49,483,648

1

Security	Principal Amount (000’s omitted)		Value
El Salvador — 0.8%
Republic of El Salvador, 7.375%, 12/1/19(2)	USD	4,680	$4,931,550
Republic of El Salvador, 8.625%, 2/28/29(2)	USD	985	1,162,300

Total El Salvador			$6,093,850

Fiji — 0.3%
Republic of Fiji, 6.625%, 10/2/20(2)	USD	2,581	$2,573,216

Total Fiji			$2,573,216

Georgia — 1.5%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	210	$83,811
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	2,258	906,820
Georgia Treasury Bond, 10.25%, 4/16/20	GEL	130	54,941
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,934	1,307,129
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	13,875	6,207,603
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	3,580	1,443,623
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	5,422	2,500,422

Total Georgia			$12,504,349

India — 2.1%
India Government Bond, 6.79%, 5/15/27	INR	257,000	$3,827,701
India Government Bond, 7.88%, 3/19/30	INR	640,580	10,139,401
India Government Bond, 7.95%, 8/28/32	INR	191,000	3,039,144

Total India			$17,006,246

Indonesia — 8.9%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,456,070
Indonesia Government Bond, 7.50%, 8/15/32	IDR	50,372,000	4,013,401
Indonesia Government Bond, 7.50%, 5/15/38	IDR	108,500,000	8,509,168
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	383,641
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	979,619
Indonesia Government Bond, 8.25%, 5/15/36	IDR	325,571,000	27,417,657
Indonesia Government Bond, 8.375%, 3/15/24	IDR	43,330,000	3,668,592
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,208,431
Indonesia Government Bond, 8.75%, 5/15/31	IDR	114,246,000	9,906,980
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,754,056
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	4,627,074
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	532,871
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,980,121
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	800,777
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	2,118,213

Total Indonesia			$71,356,671

Macedonia — 0.3%
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	1,871	$2,523,421

Total Macedonia			$2,523,421

Mexico — 1.0%
Mexican Bonos, 7.75%, 11/13/42	MXN	37,000	$1,978,350
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	2,230,753
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,082,198
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,449,266

Total Mexico			$7,740,567

2

Security	Principal Amount (000’s omitted)		Value
Peru — 3.8%
Peru Government Bond, 5.20%, 9/12/23	PEN	47,439	$15,980,054
Peru Government Bond, 5.70%, 8/12/24	PEN	29,000	9,979,237
Peru Government Bond, 6.15%, 8/12/32(2)(5)	PEN	6,029	2,089,232
Peru Government Bond, 6.35%, 8/12/28	PEN	1,462	517,304
Peru Government Bond, 8.20%, 8/12/26	PEN	5,312	2,098,382

Total Peru			$30,664,209

Russia — 7.6%
Russia Government Bond, 7.05%, 1/19/28	RUB	381,800	$6,765,455
Russia Government Bond, 7.70%, 3/23/33	RUB	957,815	17,521,544
Russia Government Bond, 7.75%, 9/16/26	RUB	550,632	10,233,295
Russia Government Bond, 8.15%, 2/3/27	RUB	1,210,000	23,107,896
Russia Government Bond, 8.50%, 9/17/31	RUB	173,092	3,386,516

Total Russia			$61,014,706

Serbia — 7.5%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	2,844,150	$31,915,907
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	1,079,692
Serbia Treasury Bond, 10.00%, 9/11/21	RSD	475,000	5,936,063
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	1,508,250	19,151,473
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	152,500	2,077,630

Total Serbia			$60,160,765

Seychelles — 0.2%
Republic of Seychelles, 8.00%, 1/1/26(2)	USD	1,572	$1,656,324

Total Seychelles			$1,656,324

South Africa — 2.0%
Republic of South Africa, 8.50%, 1/31/37	ZAR	110,000	$8,496,761
Republic of South Africa, 10.50%, 12/21/26	ZAR	80,000	7,603,419

Total South Africa			$16,100,180

Sri Lanka — 5.5%
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	386,000	$2,489,806
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	54,000	351,218
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	429,690	2,849,134
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	677,910	4,514,381
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	27,000	179,105
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	432,000	2,870,845
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	845,000	5,694,260
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	567,340	3,869,065
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	38,000	263,636
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	445,800	3,104,902
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	55,000	384,273
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	45,000	313,740
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	142,000	993,653
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,415,000	9,835,406
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	21,000	150,908
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	850,240	6,122,347

Total Sri Lanka			$43,986,679

Suriname — 0.3%
Republic of Suriname, 9.25%, 10/26/26(2)	USD	2,622	$2,779,320

Total Suriname			$2,779,320

3

Security	Principal Amount (000’s omitted)		Value
Tanzania — 0.7%
United Republic of Tanzania, 7.452%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	5,022	$5,285,889

Total Tanzania			$5,285,889

Thailand — 1.9%
Thailand Government Bond, 1.25%, 3/12/28(2)(4)	THB	503,171	$15,735,623

Total Thailand			$15,735,623

Turkey — 3.3%
Turkey Government Bond, 10.70%, 8/17/22	TRY	89,000	$22,803,200
Turkey Government Bond, 11.00%, 2/24/27	TRY	16,200	4,167,944

Total Turkey			$26,971,144

Uruguay — 0.8%
Republic of Uruguay, 8.50%, 3/15/28(2)	UYU	176,730	$6,099,770

Total Uruguay			$6,099,770

Total Foreign Government Bonds (identified cost $456,597,024)			$470,041,485

Foreign Corporate Bonds — 1.5%
Security	Principal Amount (000’s omitted)		Value
Argentina — 0.9%
Banco Hipotecario SA, 23.708%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	100,923	$5,068,149
YPF SA, 27.125%, (Badlar + 4.00%), 7/7/20(1)(2)	USD	2,550	2,272,993

Total Argentina			$7,341,142

Colombia — 0.0%(3)
Emgesa SA ESP, 8.75%, 1/25/21(2)	COP	697,000	$256,287

Total Colombia			$256,287

Georgia — 0.3%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	3,220	$1,292,840
Bank of Georgia JSC, 11.00%, 6/1/20(2)	GEL	1,625	657,721

Total Georgia			$1,950,561

Indonesia — 0.2%
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(2)	IDR	21,720,000	$1,647,504

Total Indonesia			$1,647,504

Mexico — 0.1%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$313,673
Petroleos Mexicanos, 7.19%, 9/12/24(5)	MXN	10,630	512,711
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	304,352

Total Mexico			$1,130,736

Total Foreign Corporate Bonds (identified cost $14,731,523)			$12,326,230

4

Sovereign Loans — 0.8%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.5%
Government of Barbados, Term Loan, 11.78%, (6 mo. USD LIBOR + 10.00%), Maturing December 20, 2019(1)(6)		$3,760	$3,738,109

Total Barbados			$3,738,109

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.21%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(1)(6)		$2,133	$2,098,136

Total Ethiopia			$2,098,136

Kenya — 0.1%
Government of Kenya, Term Loan, 6.53%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(1)		$730	$730,000

Total Kenya			$730,000

Total Sovereign Loans (identified cost $6,470,857)			$6,566,245

Short-Term Investments — 35.8%

Foreign Government Securities — 26.6%

Security	Principal Amount (000’s omitted)		Value
Argentina — 3.0%
Banco Central Del Argentina, 0.00%, 2/21/18	ARS	259,200	$13,008,975
Banco Central Del Argentina, 0.00%, 3/21/18	ARS	43,407	2,137,471
Banco Central Del Argentina, 0.00%, 4/18/18	ARS	189,880	9,163,995

Total Argentina			$24,310,441

Czech Republic — 1.7%
Czech Republic Ministry of Finance Bill, 0.00%, 4/20/18	CZK	277,000	$13,604,885

Total Czech Republic			$13,604,885

Egypt — 7.5%
Egypt Treasury Bill, 0.00%, 2/6/18	EGP	7,700	$436,443
Egypt Treasury Bill, 0.00%, 2/13/18	EGP	9,000	506,370
Egypt Treasury Bill, 0.00%, 2/20/18	EGP	6,375	359,133
Egypt Treasury Bill, 0.00%, 3/6/18	EGP	13,375	748,245
Egypt Treasury Bill, 0.00%, 3/13/18	EGP	29,825	1,662,808
Egypt Treasury Bill, 0.00%, 4/3/18	EGP	127,225	7,022,121
Egypt Treasury Bill, 0.00%, 4/10/18	EGP	105,350	5,810,643
Egypt Treasury Bill, 0.00%, 4/17/18	EGP	116,975	6,431,015
Egypt Treasury Bill, 0.00%, 4/24/18	EGP	101,275	5,509,652
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	52,800	2,863,084
Egypt Treasury Bill, 0.00%, 5/8/18	EGP	43,075	2,345,424
Egypt Treasury Bill, 0.00%, 5/15/18	EGP	174,975	9,426,852
Egypt Treasury Bill, 0.00%, 5/22/18	EGP	61,375	3,296,022
Egypt Treasury Bill, 0.00%, 5/29/18	EGP	40,925	2,190,797
Egypt Treasury Bill, 0.00%, 6/5/18	EGP	43,575	2,325,267
Egypt Treasury Bill, 0.00%, 7/17/18	EGP	69,225	3,633,564
Egypt Treasury Bill, 0.00%, 7/24/18	EGP	110,650	5,777,578

Total Egypt			$60,345,018

5

Security	Principal Amount (000’s omitted)		Value
Georgia — 0.7%
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	1,180	$472,851
Georgia Treasury Bill, 0.00%, 4/5/18	GEL	800	316,601
Georgia Treasury Bill, 0.00%, 5/3/18	GEL	560	220,409
Georgia Treasury Bill, 0.00%, 5/10/18	GEL	1,260	495,213
Georgia Treasury Bill, 0.00%, 6/14/18	GEL	1,581	617,160
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	4,714	1,827,502
Georgia Treasury Bill, 0.00%, 12/6/18	GEL	3,930	1,482,768

Total Georgia			$5,432,504

Kazakhstan — 4.4%
National Bank of Kazakhstan Note, 0.00%, 2/14/18	KZT	1,365,000	$4,209,552
National Bank of Kazakhstan Note, 0.00%, 3/16/18	KZT	1,749,983	5,356,567
National Bank of Kazakhstan Note, 0.00%, 4/6/18	KZT	1,686,715	5,135,991
National Bank of Kazakhstan Note, 0.00%, 6/1/18	KZT	1,467,390	4,409,206
National Bank of Kazakhstan Note, 0.00%, 6/29/18	KZT	2,664,010	7,956,818
National Bank of Kazakhstan Note, 0.00%, 7/27/18	KZT	2,619,588	7,776,938
National Bank of Kazakhstan Note, 0.00%, 1/18/19	KZT	241,000	688,467

Total Kazakhstan			$35,533,539

Nigeria — 5.6%
Nigeria Treasury Bill, 0.00%, 3/15/18	NGN	251,270	$684,837
Nigeria Treasury Bill, 0.00%, 4/5/18	NGN	703,160	1,900,352
Nigeria Treasury Bill, 0.00%, 4/12/18	NGN	1,680,380	4,530,221
Nigeria Treasury Bill, 0.00%, 4/19/18	NGN	1,256,340	3,378,860
Nigeria Treasury Bill, 0.00%, 5/3/18	NGN	1,528,960	4,088,640
Nigeria Treasury Bill, 0.00%, 6/7/18	NGN	5,605,130	14,768,765
Nigeria Treasury Bill, 0.00%, 6/28/18	NGN	402,018	1,049,544
Nigeria Treasury Bill, 0.00%, 7/5/18	NGN	623,630	1,623,020
Nigeria Treasury Bill, 0.00%, 7/12/18	NGN	226,780	588,557
Nigeria Treasury Bill, 0.00%, 7/19/18	NGN	285,320	738,420
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	804,037	2,063,557
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	68,260	174,702
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	358,510	908,116
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	341,300	2,354,779
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	295,682	742,771
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	168,961	422,099
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	810,769	2,014,311
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	1,267,209	3,055,402

Total Nigeria			$45,086,953

Uruguay — 3.7%
Banco Central Del Uruguay, 0.00%, 4/27/18	UYU	142,628	$4,920,842
Uruguay Treasury Bill, 0.00%, 2/8/18	UYU	70,516	2,480,861
Uruguay Treasury Bill, 0.00%, 2/14/18	UYU	14,600	514,351
Uruguay Treasury Bill, 0.00%, 3/8/18	UYU	14,891	520,083
Uruguay Treasury Bill, 0.00%, 3/14/18	UYU	40,440	1,411,123
Uruguay Treasury Bill, 0.00%, 3/28/18	UYU	163,084	5,670,575
Uruguay Treasury Bill, 0.00%, 4/5/18	UYU	222,529	7,741,585
Uruguay Treasury Bill, 0.00%, 5/4/18	UYU	5,840	200,778
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	32,671	1,115,962
Uruguay Treasury Bill, 0.00%, 6/29/18	UYU	11,428	387,432

6

Security	Principal Amount (000’s omitted)		Value
Uruguay Treasury Bill, 0.00%, 8/24/18	UYU	72,000	$2,403,257
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	5,833	194,679
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	70,996	2,334,585

Total Uruguay			$29,896,113

Total Foreign Government Securities (identified cost $213,802,881)			$214,209,453

U.S. Treasury Obligations — 2.4%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/1/18(7)		$11,800	$11,787,300
U.S. Treasury Bill, 0.00%, 5/3/18(7)		7,000	6,974,564

Total U.S. Treasury Obligations (identified cost $18,764,185)			$18,761,864

Other — 6.8%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(8)		54,956,833	$54,962,328

Total Other (identified cost $54,959,167)			$54,962,328

Total Short-Term Investments (identified cost $287,526,233)			$287,933,645

Total Purchased Options — 0.0%(3) (identified cost $423,019)			$196,041

Total Investments — 96.5% (identified cost $765,748,656)			$777,063,646

Total Written Options — (0.0)%(3) (premiums received $171,309)			$(196,041)

Other Assets, Less Liabilities — 3.5%			$28,758,345

Net Assets — 100.0%			$805,625,950

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $107,711,302 or 13.4% of the Portfolio’s net assets.

7

(3)	Amount is less than 0.05% or (0.05)%, as applicable.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $2,601,943 or 0.3% of the Portfolio’s net assets.

(6)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $169,668.

Currency Options Purchased — 0.0%(3)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call HUF/Put EUR	Deutsche Bank AG	EUR	17,050,000	HUF	310.20	5/30/18	$196,041

Total							$196,041

Currency Options Written — (0.0)%(3)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call HUF/Put EUR	JPMorgan Chase Bank, N.A.	EUR	17,050,000	HUF	310.20	5/30/18	$(196,041)

Total							$(196,041)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	23,085,974	USD	7,291,612	Citibank, N.A.	2/1/18	$—	$(45,544)
BRL	126,911,925	USD	39,308,655	Credit Agricole Corporate and Investment Bank	2/1/18	525,596	—
BRL	103,825,951	USD	32,793,011	Credit Agricole Corporate and Investment Bank	2/1/18	—	(204,828)
EUR	34,456,818	USD	41,146,782	Goldman Sachs International	2/1/18	1,633,071	—
EUR	24,456,818	USD	30,354,580	Goldman Sachs International	2/1/18	9,775	—
EUR	24,000,000	USD	29,787,600	Goldman Sachs International	2/1/18	9,593	—
EUR	2,256,561	USD	2,793,623	Goldman Sachs International	2/1/18	8,010	—
EUR	4,760,655	USD	5,908,687	Goldman Sachs International	2/1/18	1,903	—
EUR	2,504,094	USD	3,110,586	Goldman Sachs International	2/1/18	—	(1,628)
EUR	14,000,000	USD	17,487,876	Goldman Sachs International	2/1/18	—	(106,180)
USD	6,979,886	BRL	23,085,974	Citibank, N.A.	2/1/18	—	(266,182)
USD	40,084,623	BRL	126,911,925	Credit Agricole Corporate and Investment Bank	2/1/18	250,372	—
USD	32,783,692	BRL	103,825,951	Credit Agricole Corporate and Investment Bank	2/1/18	195,508	—
USD	29,812,800	EUR	24,000,000	Goldman Sachs International	2/1/18	15,607	—
USD	2,800,731	EUR	2,256,561	Goldman Sachs International	2/1/18	—	(902)
USD	3,107,956	EUR	2,504,094	Goldman Sachs International	2/1/18	—	(1,001)
USD	17,376,100	EUR	14,000,000	Goldman Sachs International	2/1/18	—	(5,596)
USD	42,766,080	EUR	34,456,818	Goldman Sachs International	2/1/18	—	(13,772)

8

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	30,277,541	EUR	24,456,818	Goldman Sachs International	2/1/18	$—	$(86,814)
USD	5,629,475	EUR	4,760,655	Goldman Sachs International	2/1/18	—	(281,115)
BRL	22,380,150	USD	6,729,152	Credit Agricole Corporate and Investment Bank	2/2/18	295,377	—
BRL	98,380,150	USD	31,109,332	Credit Agricole Corporate and Investment Bank	2/2/18	—	(230,440)
BRL	76,000,000	USD	24,219,248	JPMorgan Chase Bank, N.A.	2/2/18	—	(364,885)
EUR	1,425,025	HUF	442,000,000	Credit Agricole Corporate and Investment Bank	2/2/18	1,197	—
EUR	129,183	PLN	536,238	Bank of America, N.A.	2/2/18	96	—
EUR	1,072,119	PLN	4,449,293	Goldman Sachs International	2/2/18	1,115	—
HUF	442,000,000	EUR	1,421,953	BNP Paribas	2/2/18	2,617	—
PHP	67,300,000	USD	1,326,108	BNP Paribas	2/2/18	—	(14,218)
PHP	689,500,000	USD	13,179,147	Nomura International PLC	2/2/18	261,399	—
PHP	161,574,000	USD	3,082,738	UBS AG	2/2/18	66,853	—
PHP	55,000,000	USD	1,091,703	UBS AG	2/2/18	—	(19,578)
PLN	173,000	EUR	41,721	Standard Chartered Bank	2/2/18	—	(86)
PLN	4,812,531	EUR	1,160,138	Standard Chartered Bank	2/2/18	—	(1,818)
USD	7,076,951	BRL	22,380,150	Credit Agricole Corporate and Investment Bank	2/2/18	52,422	—
USD	30,898,288	BRL	98,380,150	Credit Agricole Corporate and Investment Bank	2/2/18	19,396	—
USD	24,032,380	BRL	76,000,000	JPMorgan Chase Bank, N.A.	2/2/18	178,018	—
USD	1,208,186	PHP	62,015,000	BNP Paribas	2/2/18	—	(683)
USD	5,415,319	PHP	277,860,000	JPMorgan Chase Bank, N.A.	2/2/18	—	(1,056)
USD	6,982,547	PHP	358,065,000	Nomura International PLC	2/2/18	2,722	—
USD	5,360,724	PHP	275,434,000	UBS AG	2/2/18	—	(8,360)
RON	46,824,499	EUR	10,032,030	Deutsche Bank AG	2/6/18	48,672	—
RUB	773,000,000	USD	13,050,819	Bank of America, N.A.	2/6/18	693,365	—
USD	4,571,405	RUB	258,917,500	Standard Chartered Bank	2/6/18	—	(32,230)
USD	738,202	EUR	625,404	Standard Chartered Bank	2/8/18	—	(38,563)
USD	1,726,706	EUR	1,463,000	Standard Chartered Bank	2/8/18	—	(90,371)
USD	12,802,582	EUR	10,840,092	Standard Chartered Bank	2/8/18	—	(661,041)
RUB	1,075,300,000	USD	17,530,160	Bank of America, N.A.	2/9/18	1,581,655	—
RUB	433,866,000	USD	7,329,684	Deutsche Bank AG	2/9/18	381,621	—
RUB	500,000,000	USD	8,497,621	Nomura International PLC	2/9/18	389,116	—
USD	2,292,713	RUB	140,635,005	Bank of America, N.A.	2/9/18	—	(206,860)
USD	8,524,980	RUB	522,922,300	Bank of America, N.A.	2/9/18	—	(769,165)
USD	4,651,238	RUB	262,060,050	Credit Suisse International	2/9/18	—	(6,479)
USD	6,416,671	RUB	378,936,500	Credit Suisse International	2/9/18	—	(318,347)
USD	10,453,769	RUB	616,511,000	Deutsche Bank AG	2/9/18	—	(503,773)
USD	10,562,755	RUB	622,938,500	Deutsche Bank AG	2/9/18	—	(509,025)
COP	3,031,090,000	USD	998,712	BNP Paribas	2/14/18	68,624	—
COP	3,031,090,000	USD	998,712	Standard Chartered Bank	2/14/18	68,624	—
IDR	123,822,184,652	USD	9,064,582	UBS AG	2/14/18	186,482	—
USD	3,194,366	IDR	43,427,412,000	Citibank, N.A.	2/14/18	—	(50,204)
USD	5,365,127	IDR	72,000,000,000	Nomura International PLC	2/14/18	—	(14,173)
USD	13,710,255	IDR	187,282,084,900	UBS AG	2/14/18	—	(282,056)
COP	15,106,010,000	USD	4,993,557	BNP Paribas	2/15/18	325,403	—
THB	260,000,000	USD	7,869,607	Deutsche Bank AG	2/15/18	434,127	—
COP	17,620,060,000	USD	6,128,717	Bank of America, N.A.	2/16/18	75,104	—
PLN	64,631,555	USD	18,019,446	Standard Chartered Bank	2/26/18	1,303,227	—
PLN	15,000,000	USD	4,182,039	Standard Chartered Bank	2/26/18	302,459	—
ARS	246,500,000	USD	13,478,784	BNP Paribas	2/28/18	—	(1,088,736)
USD	5,605,936	ARS	102,000,000	BNP Paribas	2/28/18	479,019	—
USD	4,552,189	ARS	83,692,000	BNP Paribas	2/28/18	345,504	—
USD	3,307,479	ARS	60,808,000	BNP Paribas	2/28/18	251,033	—
BRL	98,380,150	USD	30,808,784	Credit Agricole Corporate and Investment Bank	3/2/18	—	(24,101)

9

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
BRL	103,825,951	USD	32,685,645	Credit Agricole Corporate and Investment Bank	3/2/18	$—	$(196,886)
PEN	12,650,000	USD	3,903,960	State Street Bank and Trust Company	3/5/18	24,187	—
TRY	21,000,000	USD	5,231,426	Goldman Sachs International	3/5/18	305,930	—
TRY	20,747,000	USD	5,174,302	Goldman Sachs International	3/5/18	296,342	—
USD	9,698,130	PEN	31,470,431	HSBC Bank USA, N.A.	3/5/18	—	(74,239)
USD	4,942,300	PEN	16,014,534	State Street Bank and Trust Company	3/5/18	—	(30,620)
COP	7,548,750,000	USD	2,500,000	BNP Paribas	3/7/18	154,698	—
TRY	96,333,317	USD	24,350,620	Standard Chartered Bank	3/7/18	1,035,924	—
USD	24,232,255	TRY	95,865,053	Standard Chartered Bank	3/7/18	—	(1,030,888)
COP	25,017,163,000	USD	8,610,130	Citibank, N.A.	3/12/18	184,511	—
COP	5,094,510,000	USD	1,753,372	Citibank, N.A.	3/12/18	37,574	—
COP	23,570,982,501	USD	8,119,525	Standard Chartered Bank	3/12/18	166,719	—
COP	4,800,010,000	USD	1,653,465	Standard Chartered Bank	3/12/18	33,951	—
UGX	9,757,170,000	USD	2,613,761	Citibank, N.A.	3/12/18	61,817	—
CZK	46,849,000	EUR	1,841,078	Goldman Sachs International	3/13/18	14,506	—
CZK	17,291,500	EUR	677,567	JPMorgan Chase Bank, N.A.	3/14/18	7,785	—
PLN	54,023,293	EUR	12,733,615	HSBC Bank USA, N.A.	3/19/18	299,318	—
COP	16,074,326,000	USD	5,620,394	Citibank, N.A.	3/20/18	27,114	—
COP	14,725,674,000	USD	5,149,827	Standard Chartered Bank	3/20/18	23,848	—
CZK	188,283,500	EUR	7,378,458	JPMorgan Chase Bank, N.A.	3/21/18	83,695	—
MXN	530,235,220	USD	27,402,993	Goldman Sachs International	3/21/18	866,577	—
USD	1,993,955	MXN	38,582,098	Goldman Sachs International	3/21/18	—	(63,056)
INR	620,000,000	USD	9,667,862	UBS AG	3/26/18	12,453	—
THB	175,741,113	USD	5,293,407	Deutsche Bank AG	3/26/18	324,779	—
THB	250,000,000	USD	7,810,059	Deutsche Bank AG	3/26/18	182,074	—
THB	87,000,000	USD	2,639,964	Goldman Sachs International	3/26/18	141,299	—
THB	605,000,000	USD	18,319,455	JPMorgan Chase Bank, N.A.	3/26/18	1,021,509	—
THB	158,061,749	USD	4,765,202	JPMorgan Chase Bank, N.A.	3/26/18	287,801	—
USD	3,845,668	INR	246,565,000	Deutsche Bank AG	3/26/18	—	(4,053)
USD	1,278,823	THB	44,026,676	Deutsche Bank AG	3/26/18	—	(128,645)
USD	1,273,526	THB	44,220,000	Deutsche Bank AG	3/26/18	—	(140,123)
USD	2,536,732	THB	87,494,438	Deutsche Bank AG	3/26/18	—	(260,337)
USD	847,438	THB	29,440,000	JPMorgan Chase Bank, N.A.	3/26/18	—	(93,716)
USD	1,705,199	THB	58,658,840	JPMorgan Chase Bank, N.A.	3/26/18	—	(170,038)
USD	2,030,854	THB	69,962,908	JPMorgan Chase Bank, N.A.	3/26/18	—	(205,758)
COP	67,592,720,000	USD	24,158,808	JPMorgan Chase Bank, N.A.	3/28/18	—	(424,964)
USD	510,975	EUR	428,779	JPMorgan Chase Bank, N.A.	3/29/18	—	(23,333)
USD	4,934,558	EUR	4,010,000	JPMorgan Chase Bank, N.A.	3/29/18	—	(62,377)
PLN	4,449,293	EUR	1,068,642	Goldman Sachs International	4/3/18	—	(1,266)
TRY	17,000,000	USD	4,373,238	JPMorgan Chase Bank, N.A.	4/4/18	70,076	—
TRY	12,500,000	USD	3,228,631	JPMorgan Chase Bank, N.A.	4/4/18	38,511	—
DOP	492,000,000	USD	10,108,897	Citibank, N.A.	4/9/18	—	(118,496)
HUF	2,700,000,000	EUR	8,590,901	Credit Suisse International	4/9/18	131,352	—
HUF	1,250,000,000	EUR	4,048,059	Goldman Sachs International	4/9/18	—	(27,468)
PLN	14,400,000	EUR	3,448,243	Goldman Sachs International	4/9/18	7,370	—
RON	7,200,000	EUR	1,545,758	Societe Generale	4/10/18	—	(5,177)
RUB	142,948,000	USD	2,482,318	Deutsche Bank AG	4/11/18	39,174	—
RUB	375,251,000	USD	6,513,078	Bank of America, N.A.	4/12/18	105,239	—
RUB	107,052,000	USD	1,765,369	Goldman Sachs International	4/12/18	122,711	—
PLN	29,000,000	EUR	6,916,665	Societe Generale	4/16/18	45,941	—
MXN	392,485,020	USD	20,986,035	Citibank, N.A.	4/18/18	—	(158,379)
MXN	490,600,000	USD	25,682,959	Goldman Sachs International	4/18/18	351,277	—
UGX	13,316,530,000	USD	3,506,195	Standard Chartered Bank	4/18/18	120,661	—

10

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,764,224	EUR	2,245,785	JPMorgan Chase Bank, N.A.	4/19/18	$—	$(38,277)
USD	5,901,624	EUR	4,983,512	JPMorgan Chase Bank, N.A.	4/19/18	—	(317,269)
CZK	54,680,000	EUR	2,141,375	Goldman Sachs International	4/23/18	24,841	—
TRY	4,711,529	USD	1,214,155	Standard Chartered Bank	4/24/18	10,157	—
USD	4,152,705	EUR	3,505,457	Deutsche Bank AG	4/26/18	—	(223,782)
RSD	27,583,947	EUR	227,122	Citibank, N.A.	4/27/18	4,034	—
PLN	55,945,700	EUR	13,447,506	Credit Agricole Corporate and Investment Bank	4/30/18	—	(54,798)
USD	16,756,730	ZAR	202,018,298	Credit Agricole Corporate and Investment Bank	4/30/18	—	(78,460)
HUF	442,000,000	EUR	1,424,192	Credit Agricole Corporate and Investment Bank	5/2/18	—	(1,198)
PHP	62,015,000	USD	1,201,282	BNP Paribas	5/2/18	326	—
PHP	277,860,000	USD	5,384,362	JPMorgan Chase Bank, N.A.	5/2/18	—	(522)
PHP	358,065,000	USD	6,942,944	Nomura International PLC	5/2/18	—	(5,045)
PHP	275,434,000	USD	5,331,153	UBS AG	5/2/18	5,681	—
PLN	536,238	EUR	128,541	Bank of America, N.A.	5/2/18	—	(102)
CZK	125,521,000	EUR	4,906,998	JPMorgan Chase Bank, N.A.	5/10/18	65,679	—
THB	400,000,000	USD	12,320,012	Deutsche Bank AG	5/10/18	482,241	—
THB	110,000,000	USD	3,325,775	Deutsche Bank AG	5/10/18	194,845	—
USD	32,434,674	EUR	26,882,720	Standard Chartered Bank	5/24/18	—	(1,194,449)
USD	607,389	EUR	491,646	Standard Chartered Bank	6/12/18	—	(8,481)
USD	619,950	EUR	501,878	Standard Chartered Bank	6/12/18	—	(8,737)
USD	324,707	EUR	262,710	Standard Chartered Bank	6/14/18	—	(4,429)
USD	914,383	EUR	739,798	Standard Chartered Bank	6/14/18	—	(12,473)
EUR	24,456,818	USD	30,612,599	Goldman Sachs International	7/12/18	90,078	—
EUR	3,324,655	USD	4,173,274	Goldman Sachs International	7/12/18	443	—
EUR	24,000,000	USD	30,140,160	Goldman Sachs International	7/12/18	—	(10,965)
USD	3,144,741	EUR	2,504,094	Goldman Sachs International	7/12/18	1,144	—
USD	2,824,537	EUR	2,256,561	Goldman Sachs International	7/12/18	—	(8,311)
UAH	237,903,000	USD	8,189,432	Standard Chartered Bank	7/30/18	185,556	—
USD	4,447,190	KZT	1,440,000,000	Standard Chartered Bank	7/30/18	66,356	—
RUB	160,000,000	USD	2,783,577	Societe Generale	7/31/18	3,203	—
MAD	9,720,000	USD	1,012,500	BNP Paribas	1/22/19	—	(1,753)
MAD	9,490,000	USD	995,281	BNP Paribas	1/22/19	—	(8,450)
TRY	3,689,471	USD	885,190	Deutsche Bank AG	1/28/19	—	(1,375)
TRY	3,689,000	USD	884,864	Standard Chartered Bank	1/28/19	—	(1,163)
UAH	124,521,000	USD	4,094,739	Bank of America, N.A.	1/29/19	194,812	—
UAH	117,200,000	USD	4,000,000	JPMorgan Chase Bank, N.A.	1/29/19	37,354	—
UAH	31,315,900	USD	1,068,802	Goldman Sachs International	1/30/19	9,844	—

						$18,467,999	$(11,449,668)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation
2/22/18	COP	6,269,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	$2,209,236	$67,017
2/22/18	COP	22,650,000	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	7,980,987	7,710
2/22/18	COP	16,000,000	Republic of Colombia, 7.00%, 6/30/32	Deutsche Bank AG	5,637,783	85,536
2/22/18	COP	6,393,000	Republic of Colombia, 7.50%, 8/26/26	Deutsche Bank AG	2,252,647	47,975
2/22/18	COP	17,000,000	Republic of Colombia, 7.75%, 9/18/30	Deutsche Bank AG	5,990,144	123,026
2/22/18	COP	34,254,800	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	12,070,071	174,195

						$505,459

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

11

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation
Interest Rate Futures
U.S. 5-Year Treasury Note	225	Short	Mar-18	$(25,809,961)	$351,288
U.S. 5-Year Deliverable Interest Rate Swap	119	Short	Mar-18	(11,537,422)	201,995
U.S. 10-Year Deliverable Interest Rate Swap	23	Short	Mar-18	(2,189,313)	68,129

					$621,412

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	124,963	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	$10,408
CME Group, Inc.	BRL	49,313	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	—
CME Group, Inc.	BRL	62,150	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	1,813
CME Group, Inc.	BRL	98,026	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	—
CME Group, Inc.	BRL	48,747	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.80% (pays upon termination)	1/2/19	433
CME Group, Inc.	BRL	15,272	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/19	127,653
CME Group, Inc.	BRL	7,647	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/19	64,541
CME Group, Inc.	BRL	7,687	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.35% (pays upon termination)	1/2/19	65,944
CME Group, Inc.	BRL	15,269	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.35% (pays upon termination)	1/2/19	130,977
CME Group, Inc.	BRL	22,974	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.38% (pays upon termination)	1/2/19	200,015
CME Group, Inc.	BRL	26,985	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.39% (pays upon termination)	1/2/19	238,214
CME Group, Inc.	BRL	10,143	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	—
CME Group, Inc.	BRL	20,211	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	—
CME Group, Inc.	BRL	19,650	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.29% (pays upon termination)	1/2/23	1,110
CME Group, Inc.	BRL	9,631	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/23	3,319
CME Group, Inc.	BRL	9,925	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	5,567
CME Group, Inc.	BRL	5,239	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.90% (pays upon termination)	1/2/25	38,178
CME Group, Inc.	BRL	23,401	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.92% (pays upon termination)	1/2/25	183,531

12

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	452,430	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	6/28/19	$(369,493)
CME Group, Inc.	MXN	204,680	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(167,209)
CME Group, Inc.	MXN	242,890	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(197,768)
CME Group, Inc.	MXN	1,350,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.03% (pays monthly)	8/23/19	(960,309)
CME Group, Inc.	MXN	1,150,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.26% (pays monthly)	11/6/19	(628,905)
CME Group, Inc.	MXN	386,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.89% (pays monthly)	1/8/20	25,648
CME Group, Inc.	MXN	135,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.16% (pays monthly)	4/21/20	(95,432)
CME Group, Inc.	MXN	108,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.78% (pays monthly)	7/11/22	(200,544)
CME Group, Inc.	MXN	154,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.29% (pays monthly)	11/22/22	(155,197)
CME Group, Inc.	MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(313,680)
CME Group, Inc.	MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(724,408)
CME Group, Inc.	MXN	176,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.86% (pays monthly)	1/5/28	(59,378)
CME Group, Inc.	MXN	70,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.43% (pays monthly)	6/22/37	(287,065)
LCH.Clearnet	EUR	16,650	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(1)	9/20/22	46,902
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	184,465
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR (pays semi-annually)	3.25% (pays annually)	6/5/19	222,377
LCH.Clearnet	PLN	6,426	Pays	6-month PLN WIBOR (pays semi-annually)	1.72% (pays annually)	2/27/20	1,130
LCH.Clearnet	PLN	4,106	Pays	6-month PLN WIBOR (pays semi-annually)	1.78% (pays annually)	2/27/20	2,579
LCH.Clearnet	PLN	2,300	Pays	6-month PLN WIBOR (pays semi-annually)	5.36% (pays annually)	7/30/20	70,065
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/28/21	(11,073)
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	(86,669)
LCH.Clearnet	PLN	75,000	Pays	6-month PLN WIBOR (pays annually)	2.84% (pays annually)	1/10/28	(542,255)
LCH.Clearnet	USD	6,626	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays semi-annually)(1)	9/20/19	31,177
LCH.Clearnet	USD	2,208	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.87% (pays semi-annually)	9/18/22	57,419
LCH.Clearnet	USD	4,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.11% (pays semi-annually)	9/5/27	207,621
LCH.Clearnet	USD	2,076	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.02% (pays semi-annually)	9/13/27	112,713
LCH.Clearnet	USD	644	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.18% (pays semi-annually)	9/19/27	26,517

13

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	ZAR	44,500	Pays	3-month ZAR JIBAR (pays quarterly)	7.67% (pays quarterly)	5/15/24	$14,542
LCH.Clearnet	ZAR	68,770	Pays	3-month ZAR JIBAR (pays quarterly)	8.79% (pays quarterly)	3/18/26	347,010
LCH.Clearnet	ZAR	54,320	Pays	3-month ZAR JIBAR (pays quarterly)	8.12% (pays quarterly)	10/6/26	70,865

							$(2,306,652)

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives FloatingRate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.10% (pays upon termination)	1/2/23	$1,506,833
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.46% (pays monthly)	9/24/20	(43,937)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR (pays semi-annually)	4.95% (pays annually)	9/14/20	87,060
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR (pays semi-annually)	5.45% (pays annually)	6/7/21	337,848
Bank of America, N.A.	THB	400,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/2/22	(23,533)
Bank of America, N.A.	THB	230,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.90% (pays semi-annually)	12/8/22	(14,290)
Bank of America, N.A.	THB	450,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.88% (pays semi-annually)	1/25/23	(80,011)
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate (pays annually)	11.72% (pays annually)	1/4/21	670,270
Citibank, N.A.	THB	490,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.03% (pays semi-annually)	4/24/22	142,313
Citibank, N.A.	THB	260,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.79% (pays semi-annually)	8/10/22	(26,722)
Citibank, N.A.	THB	1,110,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.91% (pays semi-annually)	11/15/22	(39,510)
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR (pays quarterly)	3.43% (pays quarterly)	4/4/18	(240)
Credit Suisse International	RUB	193,050	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	8.07% (pays annually)	5/10/22	216,011

14

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives FloatingRate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	RUB	51,950	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	5/23/22	$48,991
Credit Suisse International	RUB	275,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.85% (pays annually)	11/1/22	78,887
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate (pays annually)	12.98% (pays annually)	1/2/23	218,702
Deutsche Bank AG	COP	13,747,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.49% (pays quarterly)	3/21/19	64,586
Deutsche Bank AG	COP	2,715,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.41% (pays quarterly)	3/22/19	11,806
Deutsche Bank AG	COP	3,673,900	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.36% (pays quarterly)	3/26/19	15,124
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR (pays quarterly)	4.38% (pays quarterly)	11/23/20	40,607
Goldman Sachs International	COP	13,748,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.49% (pays semi-annually)	3/21/19	64,289
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR (pays quarterly)	4.04% (pays quarterly)	11/18/21	10,072
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.54% (pays annually)	5/10/21	437,128
Goldman Sachs International	RUB	500,000	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	7.73% (pays annually)	12/6/22	98,632
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.28% (pays monthly)	12/23/20	(27,381)
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.44% (pays annually)	5/9/19	128,839
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR (pays quarterly)	4.44% (pays quarterly)	4/8/19	10,414
JPMorgan Chase Bank, N.A.	MYR	9,556	Pays	3-month MYR KLIBOR (pays quarterly)	3.90% (pays quarterly)	11/26/19	5,317
JPMorgan Chase Bank, N.A.	MYR	10,000	Pays	3-month MYR KLIBOR (pays quarterly)	4.13% (pays quarterly)	10/19/20	18,022
JPMorgan Chase Bank, N.A.	MYR	21,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.14% (pays quarterly)	11/26/24	(5,998)
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR (pays semi-annually)	4.91% (pays annually)	10/11/18	88,728
Morgan Stanley & Co. International PLC	BRL	41,201	Pays	Brazil CETIP Interbank Deposit Rate (pays annually)	15.58% (pays annually)	1/2/19	2,412,945

15

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives FloatingRate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.95% (pays monthly)	12/3/31	$(20,256)
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate (pays annually)	12.90% (pays annually)	1/2/23	214,954
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate (pays annually)	12.83% (pays annually)	1/2/23	461,928
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR (pays quarterly)	3.91% (pays quarterly)	10/24/19	4,147
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR (pays quarterly)	4.19% (pays quarterly)	10/24/24	2,117

							$7,114,692

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual FixedRate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Markit CDX Emerging Markets Index (CDX.EM.28.V2)	ICE Clear Credit	$97	1.00% (pays quarterly)(1)	12/20/22	$509	(4,021)	$(3,512)
South Africa	ICE Clear Credit	150	1.00% (pays quarterly)(1)	12/20/19	(1,333)	$(1,720)	(3,053)
South Africa	ICE Clear Credit	100	1.00% (pays quarterly)(1)	3/20/20	(840)	(1,329)	(2,169)

Total					$(1,664)	$(7,070)	$(8,734)

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual FixedRate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation
Bahamas	Deutsche Bank AG	$1,600	1.00% (pays quarterly)(1)	6/20/22	1.66%	$(40,783)	$126,070	$85,287
Turkey	Barclays Bank PLC	7,630	1.00% (pays quarterly)(1)	9/20/19	0.76	38,336	103,149	141,485
Turkey	Deutsche Bank AG	3,220	1.00% (pays quarterly)(1)	9/20/19	0.76	16,179	42,959	59,138

Total		$12,450				$13,732	$272,178	$285,910

16

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Paid	Net Unrealized Depreciation
South Africa	Bank of America, N.A.	$300	1.00% (pays quarterly)(1)	12/20/19	$(2,675)	$(2,618)	$(5,293)
South Africa	Bank of America, N.A.	525	1.00% (pays quarterly)(1)	12/20/20	(3,717)	(6,396)	(10,113)
South Africa	Bank of America, N.A.	775	1.00% (pays quarterly)(1)	12/20/20	(5,487)	(8,608)	(14,095)
South Africa	Barclays Bank PLC	300	1.00% (pays quarterly)(1)	12/20/19	(2,675)	(3,027)	(5,702)
South Africa	Barclays Bank PLC	100	1.00% (pays quarterly)(1)	3/20/20	(845)	(851)	(1,696)
South Africa	Barclays Bank PLC	565	1.00% (pays quarterly)(1)	12/20/20	(4,000)	(6,253)	(10,253)
South Africa	Barclays Bank PLC	750	1.00% (pays quarterly)(1)	12/20/20	(5,310)	(8,797)	(14,107)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(845)	(934)	(1,779)
South Africa	Credit Suisse International	100	1.00% (pays quarterly)(1)	3/20/20	(845)	(1,136)	(1,981)
South Africa	Credit Suisse International	775	1.00% (pays quarterly)(1)	12/20/20	(5,487)	(9,153)	(14,640)
South Africa	Credit Suisse International	790	1.00% (pays quarterly)(1)	12/20/20	(5,594)	(9,804)	(15,398)
South Africa	Credit Suisse International	840	1.00% (pays quarterly)(1)	12/20/20	(5,948)	(12,812)	(18,760)
South Africa	Deutsche Bank AG	500	1.00% (pays quarterly)(1)	9/20/20	(3,764)	(7,489)	(11,253)
South Africa	Deutsche Bank AG	610	1.00% (pays quarterly)(1)	12/20/20	(4,319)	(7,035)	(11,354)
South Africa	Goldman Sachs International	815	1.00% (pays quarterly)(1)	12/20/20	(5,771)	(9,589)	(15,360)
South Africa	Goldman Sachs International	820	1.00% (pays quarterly)(1)	12/20/20	(5,806)	(9,804)	(15,610)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(891)	(1,196)	(2,087)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	12/20/19	(892)	(1,436)	(2,328)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(845)	(917)	(1,762)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(845)	(950)	(1,795)
South Africa	JPMorgan Chase Bank, N.A.	100	1.00% (pays quarterly)(1)	3/20/20	(845)	(1,313)	(2,158)

Total					$(67,406)	$(110,118)	$(177,524)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2018, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $12,450,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

17

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	LKR	750,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/17/18 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $5,274,012 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	12/15/21	$6,066
Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/17/18 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $7,153,635 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	5/15/23	(22,418)

						$(16,352)

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3-month ZAR JIBAR + 49 bp on ZAR 105,055,556 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/6/19/ 10/6/22	$(7,424)
Barclays Bank PLC	3-month ZAR JIBAR + 51 bp on ZAR 106,780,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/23/19/ 10/23/22	(3,055)
Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 31,075,576 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	(22,665)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 20,036,400 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	(19,589)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 28,463,120 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	(28,577)

18

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3-month PLN WIBOR + 45 bp on PLN 44,199,615 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	12/7/20/ 12/5/23	$21,328
Deutsche Bank AG	3-month ZAR JIBAR + 50 bp on ZAR 47,360,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/29/19/ 7/29/22	(2,995)
Deutsche Bank AG	10.54% on TRY 21,450,000 (pays annually) plus USD 9,981,225	3-month USD-LIBOR-BBA on USD 9,981,225 (pays quarterly) plus TRY 21,450,000	Not Applicable/ 4/3/19	(3,933,542)
Goldman Sachs International	9.56% on TRY 16,903,000 (pays annually) plus USD 5,549,245	3-month USD-LIBOR-BBA on USD 5,549,245 (pays quarterly) plus TRY 16,903,000	Not Applicable/ 7/28/23	(1,268,044)
Goldman Sachs International	9.51% on TRY 43,482,000 (pays annually) plus USD 14,326,853	3-month USD-LIBOR-BBA on USD 14,326,853 (pays quarterly) plus TRY 43,482,000	Not Applicable/ 7/29/23	(3,342,201)

				$(8,606,764)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

ARPP7DRR	-	Argentina Central Bank 7-day Repo Reference Rule

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

ALL	-	Albanian Lek
ARS	-	Argentine Peso
BAM	-	Bosnia-Herzegovina Convertible Mark
BRL	-	Brazilian Real
COP	-	Colombian Peso
CRC	-	Costa Rican Colon
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GEL	-	Georgian Lari
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KZT	-	Kazakhstani Tenge
LKR	-	Sri Lankan Rupee
MAD	-	Moroccan Dirham

MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RON	-	Romanian Leu
RSD	-	Serbian Dinar
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	New Turkish Lira
UAH	-	Ukrainian Hryvnia
UGX	-	Ugandan Shilling
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

19

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its Portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$54,515	$(108,189)
Credit	Credit default swaps (centrally cleared)*	—	(8,734)

Total		$54,515	$(116,923)

Foreign Exchange	Currency options purchased	$196,041	$—
Foreign Exchange	Currency options written	—	(196,041)
Foreign Exchange	Forward foreign currency exchange contracts	18,467,999	(11,449,668)
Foreign Exchange	Total return swaps	6,066	(22,418)

Total		$18,670,106	$(11,668,127)

Interest Rate	Cross-currency swaps	$21,328	$(8,628,092)
Interest Rate	Financial futures contracts*	621,412	—
Interest Rate	Interest rate swaps	7,396,570	(281,878)
Interest Rate	Interest rate swaps (centrally cleared)	2,492,733	(4,799,385)
Interest Rate	Non-deliverable bond forward contracts	505,459	—

Total		$11,037,502	$(13,709,355)

*	For futures contracts and centrally cleared credit default swap contracts, amount represents cumulative unrealized appreciation or (depreciation).

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

20

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$470,041,485	$—	$470,041,485
Foreign Corporate Bonds	—	12,326,230	—	12,326,230
Sovereign Loans	—	6,566,245	—	6,566,245
Short-Term Investments —
Foreign Government Securities	—	214,209,453	—	214,209,453
U.S. Treasury Obligations	—	18,761,864	—	18,761,864
Other	—	54,962,328	—	54,962,328
Currency Options Purchased	—	196,041	—	196,041
Total Investments	$—	$777,063,646	$—	$777,063,646
Forward Foreign Currency Exchange Contracts	$—	$18,467,999	$—	$18,467,999
Non-deliverable Bond Forward Contracts	—	505,459	—	505,459
Futures Contracts	621,412	—	—	621,412
Swap Contracts	—	9,971,721	—	9,971,721
Total	$621,412	$806,008,825	$—	$806,630,237

Liability Description
Currency Options Written	$—	$(196,041)	$—	$(196,041)
Forward Foreign Currency Exchange Contracts	—	(11,449,668)	—	(11,449,668)
Swap Contracts	—	(13,842,135)	—	(13,842,135)
Total	$—	$(25,487,844)	$—	$(25,487,844)

The Portfolio held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Derivatives — Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate.

Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

21

Eaton Vance

Floating-Rate Fund

January 31, 2018 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Eaton Vance Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2018, the value of the Fund’s investment in the Portfolio was $8,417,699,146 and the Fund owned 84.5% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance

Floating Rate Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 91.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.2%
Accudyne Industries, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing August 16, 2024		7,855	$7,934,565
IAP Worldwide Services, Inc.
Revolving Loan, 1.39%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)		5,347	5,350,831
Term Loan - Second Lien, 8.19%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		7,139	5,809,045
TransDigm, Inc.
Term Loan, 4.36%, (USD LIBOR + 2.75%), Maturing June 9, 2023(4)		62,377	62,987,320
Term Loan, 4.67%, (USD LIBOR + 3.00%), Maturing August 22, 2024(4)		28,392	28,673,867
Wesco Aircraft Hardware Corp.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021		12,188	11,974,219

			$122,729,847

Automotive — 2.2%
American Axle and Manufacturing, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		38,440	$38,637,820
Apro, LLC
Term Loan, 5.56%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,913	2,945,792
Belron Finance US, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing November 7, 2024	EUR	2,750	3,452,672
Term Loan, 3.89%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		6,175	6,256,047
Chassix, Inc.
Term Loan, 7.06%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		7,850	7,771,500
CS Intermediate Holdco 2, LLC
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing November 2, 2023		6,333	6,384,665
Dayco Products, LLC
Term Loan, 6.48%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023		11,666	11,855,954
DexKo Global, Inc.
Term Loan, 1.97%, (2 mo. USD LIBOR + 3.50%), Maturing July 24, 2024(2)		2,700	2,732,062
Term Loan, Maturing July 24, 2024(5)	EUR	287	357,904
Term Loan, Maturing July 24, 2024(5)	EUR	717	894,761
Term Loan, Maturing July 24, 2024(5)		1,688	1,707,539
FCA US, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		10,000	10,039,060
Federal-Mogul Holdings Corporation
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		45,293	45,702,960
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2019		16,217	16,302,950
Horizon Global Corporation
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021		5,823	5,873,661

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sage Automotive Interiors, Inc.
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		7,526	$7,615,682
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,844	9,806,216
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		17,703	17,841,263
Tower Automotive Holdings USA, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		17,730	17,851,893
Visteon Corporation
Term Loan, 3.41%, (3 mo. USD LIBOR + 2.00%), Maturing March 24, 2024		2,500	2,519,923

			$216,550,324

Beverage and Tobacco — 0.3%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing March 20, 2024		5,608	$5,677,720
Flavors Holdings, Inc.
Term Loan, 7.44%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		10,511	9,617,222
Term Loan - Second Lien, 11.69%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		3,000	2,325,000
Refresco Group B.V.
Term Loan, Maturing September 26, 2024(5)		3,975	3,997,359
Term Loan, Maturing September 26, 2024(5)	EUR	10,000	12,452,744

			$34,070,045

Brokerage/Securities Dealers/Investment Houses — 0.5%
Aretec Group, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		15,826	$15,905,407
Term Loan - Second Lien, 7.07%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 5.07% PIK)), Maturing May 23, 2021		26,581	26,680,938
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.27%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,871,250
Salient Partners L.P.
Term Loan, 10.06%, (3 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		8,825	8,560,129

			$55,017,724

Building and Development — 2.4%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023		33,879	$34,182,526
Beacon Roofing Supply, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		6,625	6,681,193
Capital Automotive L.P.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		4,829	4,864,772
Core & Main L.P.
Term Loan, 4.46%, (6 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		13,736	13,842,877
CPG International, Inc.
Term Loan, 5.59%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024		15,514	15,703,037
DTZ U.S. Borrower, LLC
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021		33,920	33,986,513
Henry Company, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		9,763	9,933,714
PCF GmbH
Term Loan, 4.00%, (3 mo. EURIBOR + 3.25%, Floor 0.75%), Maturing August 1, 2024	EUR	8,625	10,748,523

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Ply Gem Industries, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 1, 2021	6,953	$7,012,528
Quikrete Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	36,880	37,133,356
RE/MAX International, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	21,588	21,520,305
Realogy Corporation
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing July 20, 2021	4,873	4,876,405
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 20, 2022	10,904	11,008,756
Summit Materials Companies I, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing November 11, 2024	7,600	7,668,871
Werner FinCo L.P.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	8,435	8,466,192
WireCo WorldGroup, Inc.
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023	7,930	7,989,173

		$235,618,741

Business Equipment and Services — 8.6%
Acosta Holdco, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	12,579	$10,979,862
AlixPartners, LLP
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	24,763	24,971,824
Altisource Solutions S.a.r.l.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020	8,237	8,234,309
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024	5,995	6,082,928
Camelot UK Holdco Limited
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	23,381	23,614,534
Cast and Crew Payroll, LLC
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	8,548	8,628,500
Change Healthcare Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	79,189	79,727,405
Corporate Capital Trust, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019	17,493	17,591,401
CPM Holdings, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2022	3,470	3,524,890
Crossmark Holdings, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019	35,575	18,309,906
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024	17,105	17,211,529
EAB Global, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.75%), Maturing November 15, 2024	14,600	14,709,500
Education Management, LLC
Revolving Loan, 5.17%, (USD LIBOR + 4.50%), Maturing March 31, 2019(2)(3)(4)	6,523	3,098,460
Term Loan, 5.85%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(3)	4,614	2,191,486
Term Loan, 0.00%, (3 mo. USD Prime + 8.50%), Maturing July 2, 2020(3)(7)	10,387	0
EIG Investors Corp.
Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023	48,299	48,760,547
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024	4,325	4,368,250

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Extreme Reach, Inc.
Term Loan, 7.95%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		10,241	$10,241,245
First Data Corporation
Term Loan, 3.31%, (1 mo. USD LIBOR + 1.75%), Maturing June 2, 2020		14,219	14,257,429
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		53,049	53,435,875
Garda World Security Corporation
Term Loan, 4.97%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		21,655	21,864,554
Term Loan, 5.65%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	12,942	10,601,091
Gartner, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 20, 2022		2,888	2,898,328
Global Payments, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing April 21, 2023		6,377	6,428,624
GreenSky Holdings, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024		18,404	18,518,899
IG Investment Holdings, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021		27,575	27,953,950
Information Resources, Inc.
Term Loan, 5.81%, (1 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		16,054	16,189,149
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (2 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 21, 2024	EUR	23,900	29,926,505
J.D. Power and Associates
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		13,188	13,303,308
KAR Auction Services, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		14,236	14,355,935
Kronos Incorporated
Term Loan, 4.90%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023		62,948	63,580,411
LegalZoom.com, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.50%), Maturing November 21, 2024		8,325	8,377,031
Monitronics International, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		22,808	22,865,156
PGX Holdings, Inc.
Term Loan, 6.83%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		10,497	10,287,143
Prime Security Services Borrower, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		17,389	17,563,208
Red Ventures, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		15,087	15,282,069
ServiceMaster Company
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		37,026	37,334,538
SMG (Stadium Management Group)
Term Loan, 4.89%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025		2,700	2,733,750
Spin Holdco, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing November 14, 2022		37,946	38,311,666
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing October 2, 2024	EUR	14,375	17,949,060
Tempo Acquisition, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		9,602	9,661,761
Trans Union, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		10,685	10,765,146

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021		26,287	$26,414,147
Vantiv, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing August 9, 2024		14,350	14,461,614
Vestcom Parent Holdings, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		13,090	13,221,172
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		1,552	1,565,093
West Corporation
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		12,294	12,447,850

			$854,801,038

Cable and Satellite Television — 4.0%
Atlantic Broadband Finance, LLC
Term Loan, 3.95%, (1 mo. USD LIBOR + 2.38%), Maturing January 3, 2025		6,180	$6,203,175
Charter Communications Operating, LLC
Term Loan, 3.58%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		40,300	40,595,963
CSC Holdings, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		34,637	34,782,832
Term Loan, 4.14%, (3 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		14,425	14,536,188
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,928	11,916,687
Term Loan, 4.52%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		20,545	19,842,798
Radiate Holdco, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		10,146	10,188,278
Term Loan, Maturing February 1, 2024(5)		14,575	14,621,684
Telenet Financing USD, LLC
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		20,425	20,584,560
Unitymedia Finance, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		10,800	10,850,630
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	10,000	12,473,701
UPC Financing Partnership
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		25,255	25,418,097
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 15, 2026	EUR	3,900	4,861,107
Virgin Media Bristol, LLC
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		79,100	79,636,773
Virgin Media Investment Holdings Limited
Term Loan, 3.75%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	12,925	18,414,647
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	22,850	28,476,250
Ziggo Secured Finance Partnership
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		47,781	47,819,452

			$401,222,822

Chemicals and Plastics — 3.9%
Alpha 3 B.V.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		5,622	$5,675,859
Aruba Investments, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		3,845	3,849,461
Ashland, Inc.
Term Loan, 3.57%, (USD LIBOR + 2.00%), Maturing May 17, 2024(4)		6,293	6,360,242

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing February 1, 2023	EUR	12,845	$16,094,212
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024		42,826	43,176,188
Caldic B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	1,500	1,869,308
Chemours Company (The)
Term Loan, 3.00%, (1 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing May 12, 2022	EUR	7,046	8,844,226
Emerald Performance Materials, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		5,300	5,351,484
Ferro Corporation
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing February 14, 2024	EUR	2,978	3,726,288
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing February 14, 2024		9,255	9,333,157
Flint Group GmbH
Term Loan, 4.74%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		2,762	2,621,748
Flint Group US, LLC
Term Loan, 4.74%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		16,709	15,859,424
Gemini HDPE, LLC
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		10,291	10,372,194
H.B. Fuller Company
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing October 20, 2024		22,544	22,748,578
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	34,200	42,461,000
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		7,625	7,673,846
Kraton Polymers, LLC
Term Loan, 3.25%, (3 mo. EURIBOR + 2.50%, Floor 0.75%), Maturing January 6, 2022	EUR	3,173	3,983,852
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022		13,453	13,622,341
MacDermid, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		4,906	4,945,880
Term Loan, 3.50%, (1 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 7, 2023	EUR	2,997	3,752,497
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		27,074	27,316,384
Orion Engineered Carbons GmbH
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2024		7,250	7,294,965
PQ Corporation
Term Loan, 5.02%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022		13,483	13,574,038
Term Loan, Maturing February 8, 2025(5)		9,249	9,332,748
Proampac PG Borrower, LLC
Term Loan, 5.03%, (USD LIBOR + 3.50%), Maturing November 18, 2023(4)		4,030	4,082,437
Solenis International L.P.
Term Loan, 4.73%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021		4,585	4,599,123
Sonneborn Refined Products B.V.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		954	952,617
Sonneborn, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		5,405	5,398,164
Spectrum Plastics Group, Inc.
Term Loan, Maturing January 17, 2025(5)		380	384,053
Term Loan, Maturing January 17, 2025(5)		3,845	3,883,197

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tata Chemicals North America, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		5,654	$5,676,520
Trinseo Materials Operating S.C.A.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing September 6, 2024		4,106	4,152,412
Tronox Blocked Borrower, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		11,655	11,784,309
Tronox Finance, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		26,895	27,194,560
Unifrax Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		8,638	8,724,545
Univar, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024		15,803	15,977,925
Venator Materials Corporation
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		4,314	4,338,455
Versum Materials, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		5,802	5,847,795

			$392,836,032

Clothing/Textiles — 0.1%
Tumi, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2023		10,885	$10,989,083

			$10,989,083

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,836	$2,853,473
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	8,141,181

			$10,994,654

Containers and Glass Products — 2.2%
Anchor Glass Container Corporation
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		5,618	$5,657,018
Berry Plastics Group, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022		16,310	16,447,317
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		7,444	7,502,682
BWAY Holding Company
Term Loan, 4.96%, (USD LIBOR + 3.25%), Maturing April 3, 2024(4)		18,195	18,361,576
Consolidated Container Company, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing May 22, 2024		4,289	4,323,208
Flex Acquisition Company, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		41,898	42,234,505
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	17,357	21,547,671
Libbey Glass, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,437	10,306,362
Reynolds Group Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		56,362	56,839,108

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Ring Container Technologies Group, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	8,525	$8,583,609
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 13, 2022	23,175	23,380,252
Tekni-Plex, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024	5,925	5,973,141

		$221,156,449

Cosmetics/Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 6.17%, (3 mo. USD LIBOR + 4.50%), Maturing August 26, 2022	18,935	$19,167,378

		$19,167,378

Drugs — 3.1%
Albany Molecular Research, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	15,486	$15,582,976
Alkermes, Inc.
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.75%), Maturing September 25, 2021	19,171	19,338,531
Amneal Pharmaceuticals, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019	25,840	25,963,558
Arbor Pharmaceuticals, Inc.
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	30,141	30,687,069
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	52,511	52,729,939
Horizon Pharma, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	16,430	16,536,119
Jaguar Holding Company II
Term Loan, 4.39%, (USD LIBOR + 2.75%), Maturing August 18, 2022(4)	68,457	69,001,904
Mallinckrodt International Finance S.A.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	20,598	20,579,442
PharMerica Corporation
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	9,050	9,149,930
Term Loan - Second Lien, 9.31%, (3 mo. USD LIBOR + 7.75%), Maturing December 7, 2025	4,650	4,702,313
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022	46,416	47,161,485

		$311,433,266

Ecological Services and Equipment — 0.9%
Advanced Disposal Services, Inc.
Term Loan, 3.72%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	41,082	$41,415,843
Charah, LLC
Term Loan, 7.71%, (3 mo. USD LIBOR + 6.25%), Maturing October 25, 2024	7,375	7,476,406
Clean Harbors, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2024	3,159	3,176,895
EnergySolutions, LLC
Term Loan, 6.45%, (3 mo. USD LIBOR + 4.75%), Maturing May 29, 2020	14,397	14,721,004
GFL Environmental, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023	14,298	14,405,008
Strategic Materials, Inc.
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.75%), Maturing October 25, 2024	2,400	2,430,000
Wrangler Buyer Corp.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	5,900	5,953,466

		$89,578,622

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Electronics/Electrical — 9.2%
Almonde, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		29,451	$29,658,259
Answers Finance, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing April 15, 2021		5,603	5,491,256
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021		4,657	4,563,596
Applied Systems, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		29,531	29,867,831
Aptean, Inc.
Term Loan, 5.95%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		21,279	21,438,869
Term Loan - Second Lien, 11.20%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023		2,835	2,863,350
Avast Software B.V.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023		23,261	23,454,410
Barracuda Networks, Inc.
Term Loan, Maturing January 3, 2025(5)		11,500	11,625,062
Campaign Monitor Finance Pty. Limited
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		13,101	13,069,361
CommScope, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		8,384	8,454,669
CPI International, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		7,357	7,417,865
Cypress Semiconductor Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021		10,999	11,147,549
DigiCert, Inc.
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.75%), Maturing October 31, 2024		10,925	11,123,016
Electrical Components International, Inc.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021		10,961	11,097,547
Electro Rent Corporation
Term Loan, 6.62%, (2 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		13,118	13,240,477
Energizer Holdings, Inc.
Term Loan, 3.63%, (1 mo. USD LIBOR + 2.00%), Maturing June 30, 2022		8,340	8,381,904
Entegris, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		2,764	2,779,843
Exact Merger Sub, LLC
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		7,057	7,145,529
EXC Holdings III Corp.
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		5,475	5,543,437
Eze Castle Software, Inc.
Term Loan, 4.64%, (USD LIBOR + 3.00%), Maturing April 6, 2020(4)		9,604	9,678,915
Flexera Software, LLC
Term Loan, Maturing January 23, 2025(5)		2,750	2,778,072
Go Daddy Operating Company, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		57,027	57,513,649
GTCR Valor Companies, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023		10,873	10,990,219
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing June 20, 2023	EUR	2,993	3,731,592
Hyland Software, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		28,326	28,631,636
Infoblox, Inc.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,584	17,803,789

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Infor (US), Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		83,289	$83,818,446
Informatica Corporation
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		40,717	40,986,732
Term Loan, Maturing August 5, 2022(5)	EUR	3,550	4,438,354
Lattice Semiconductor Corporation
Term Loan, 5.81%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		6,552	6,642,288
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		19,561	19,640,439
MA FinanceCo., LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021		40,759	40,797,522
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		5,424	5,445,565
MTS Systems Corporation
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		948	955,826
Ping Identity Corporation
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing January 22, 2025		6,275	6,337,750
Renaissance Learning, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021		15,667	15,798,799
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022		4,550	4,575,594
Rocket Software, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023		11,233	11,384,455
Seattle Spinco, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		36,626	36,775,242
SkillSoft Corporation
Term Loan, 6.32%, (USD LIBOR + 4.75%), Maturing April 28, 2021(4)		49,491	48,538,408
Sparta Systems, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 4.00%), Maturing August 21, 2024		3,491	3,526,162
SS&C Technologies, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		280	282,172
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		18,058	18,181,673
SurveyMonkey, Inc.
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		18,344	18,482,032
Switch, Ltd.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		2,836	2,859,499
Syncsort Incorporated
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024		18,304	18,309,836
Tibco Software, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		24,978	25,093,268
Uber Technologies
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023		50,160	50,617,451
Veritas Bermuda Ltd.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023		22,835	22,992,254
VF Holding Corp.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023		32,178	32,502,141
Wall Street Systems Delaware, Inc.
Term Loan, 4.65%, (2 mo. EURIBOR + 3.00%, Floor 1.65%), Maturing November 21, 2024	EUR	6,650	8,292,427
Term Loan, 4.65%, (2 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		8,500	8,533,643

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Western Digital Corporation
Term Loan, 3.31%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2021	2,925	$2,938,528
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023	13,867	13,984,404

		$912,222,612

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022	77,707	$77,686,041
Delos Finance S.a.r.l.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing October 6, 2023	1,000	1,009,531

		$78,695,572

Financial Intermediaries — 3.6%
Armor Holding II, LLC
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	14,075	$14,152,019
Term Loan - Second Lien, 10.70%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020	6,200	6,231,000
Citco Funding, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	33,806	34,143,667
Clipper Acquisitions Corp.
Term Loan, 3.62%, (2 mo. USD LIBOR + 2.00%), Maturing December 11, 2024	13,300	13,345,725
Donnelley Financial Solutions, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	5,246	5,298,172
EIG Management Company, LLC
Term Loan, Maturing January 30, 2025(5)	3,025	3,013,656
FinCo I, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing December 27, 2022	13,187	13,377,019
Focus Financial Partners, LLC
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 3, 2024	14,040	14,145,111
Freedom Mortgage Corporation
Term Loan, 6.96%, (6 mo. USD LIBOR + 5.50%), Maturing February 23, 2022	35,885	36,378,316
Geo Group, Inc. (The)
Term Loan, 3.95%, (3 mo. USD LIBOR + 2.25%), Maturing March 22, 2024	5,335	5,373,588
Greenhill & Co., Inc.
Term Loan, 5.29%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	12,675	12,754,219
Guggenheim Partners, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	41,139	41,447,447
Harbourvest Partners, LLC
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.50%), Maturing February 4, 2021	10,336	10,366,574
Jefferies Finance, LLC
Term Loan, 4.44%, (3 mo. USD LIBOR + 3.00%), Maturing July 26, 2024	1,995	2,003,728
LPL Holdings, Inc.
Term Loan, 3.81%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)	14,975	15,077,796
MIP Delaware, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	1,554	1,559,448
NXT Capital, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	25,502	25,980,469
Ocwen Financial Corporation
Term Loan, 6.56%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	3,583	3,605,848
Quality Care Properties, Inc.
Term Loan, 6.82%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	29,334	29,663,717

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sesac Holdco II, LLC
Term Loan, 4.81%, (USD LIBOR + 3.25%), Maturing February 23, 2024(4)		10,508	$10,553,702
Virtus Investment Partners, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 1, 2024		5,497	5,566,092
Walker & Dunlop, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020		11,612	11,771,536
Walter Investment Management Corp.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 18, 2020		40,980	40,858,712

			$356,667,561

Food Products — 3.0%
Alphabet Holding Company, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		29,353	$29,052,070
American Seafoods Group, LLC
Term Loan, 4.76%, (USD LIBOR + 3.25%), Maturing August 21, 2023(4)		3,713	3,732,005
Badger Buyer Corp.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing September 26, 2024		4,065	4,115,623
Blue Buffalo Company Ltd.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024		11,194	11,291,695
Del Monte Foods, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,591	22,602,569
Dole Food Company, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing April 6, 2024		20,235	20,336,489
Froneri International PLC
Term Loan, Maturing January 22, 2025(5)	GBP	4,000	5,736,192
Term Loan, Maturing January 22, 2025(5)	EUR	16,600	20,785,773
High Liner Foods Incorporated
Term Loan, 4.93%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		15,165	15,316,278
HLF Financing S.a.r.l.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		16,209	16,337,232
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	3,602	4,520,806
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		25,018	25,143,407
JBS USA, LLC
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		67,611	67,304,987
Keurig Green Mountain, Inc.
Term Loan, 3.00%, (1 week USD LIBOR + 1.50%), Maturing March 3, 2021		5,589	5,581,531
Nomad Foods Europe Midco Limited
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	6,800	8,470,459
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		6,650	6,687,406
Pinnacle Foods Finance, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing February 2, 2024		8,118	8,200,868
Post Holdings, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024		19,704	19,830,593
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	7,499,581

			$302,545,564

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Service — 1.6%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.87%, (USD LIBOR + 2.25%), Maturing February 16, 2024(4)		78,191	$78,679,620
Aramark Services, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025		10,300	10,396,562
Arby’s Restaurant Group, Inc.
Term Loan, Maturing February 5, 2025(5)		9,450	9,569,599
NPC International, Inc.
Term Loan, 5.15%, (2 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		9,552	9,659,460
Pizza Hut Holdings, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023		20,197	20,394,299
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		3,939	3,978,769
TKC Holdings, Inc.
Term Loan, 6.03%, (USD LIBOR + 4.25%), Maturing February 1, 2023(4)		10,694	10,836,217
US Foods, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2023		2,474	2,500,598
Welbilt, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		9,216	9,310,692

			$155,325,816

Food/Drug Retailers — 1.1%
Albertsons, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		14,776	$14,713,172
Term Loan, 4.67%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		8,653	8,616,589
Term Loan, 4.46%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		51,286	51,006,722
Diplomat Pharmacy, Inc.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing December 12, 2024		6,600	6,666,000
General Nutrition Centers, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.50%), Maturing March 4, 2019		6,410	5,774,245
Holland & Barrett International
Term Loan, 5.77%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	4,675	6,544,456
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,675	5,767,516
Supervalu, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		2,605	2,582,516
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		4,342	4,304,193

			$105,975,409

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023		10,097	$10,273,888

			$10,273,888

Health Care — 8.7%
Acadia Healthcare Company, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 11, 2022		3,102	$3,130,372
ADMI Corp.
Term Loan, 5.43%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2022		15,578	15,772,996
Akorn, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021		17,825	17,891,563
Alliance Healthcare Services, Inc.
Term Loan, 6.17%, (USD LIBOR + 4.50%), Maturing October 24, 2023(4)		9,200	9,223,000
Term Loan - Second Lien, 11.67%, (USD LIBOR + 10.00%), Maturing April 24, 2024(4)		5,575	5,630,750

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ardent Legacy Acquisitions, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 4, 2021		8,267	$8,287,802
Argon Medical Devices, Inc.
Term Loan, Maturing October 27, 2024(5)		7,150	7,239,375
Auris Luxembourg III S.a.r.l.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		2,970	3,002,951
Avantor, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		18,400	18,667,370
BioClinica, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		10,796	10,580,226
Carestream Dental Equipment, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		6,190	6,203,686
CHG Healthcare Services, Inc.
Term Loan, 4.77%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		28,455	28,803,475
Community Health Systems, Inc.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019		14,323	14,171,287
Term Loan, 4.48%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021		17,661	17,352,308
Concentra, Inc.
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing June 1, 2022		6,125	6,203,690
Term Loan, Maturing June 1, 2022(5)		3,375	3,417,187
Convatec, Inc.
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		5,717	5,754,767
CPI Holdco, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		9,553	9,657,319
CryoLife, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024		5,575	5,649,917
Davis Vision Incorporated
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2024		5,300	5,379,500
DJO Finance, LLC
Term Loan, 4.88%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		25,882	25,638,932
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,500	10,627,372
Envision Healthcare Corporation
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		74,125	74,519,086
Equian, LLC
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing May 20, 2024		4,602	4,650,770
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023		18,961	19,102,925
GHX Ultimate Parent Corporation
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024		7,463	7,490,484
Greatbatch Ltd.
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022		13,845	13,988,211
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.72%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		40,916	41,217,567
HCA, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		1,489	1,502,575
Immucor, Inc.
Term Loan, 6.65%, (2 mo. USD LIBOR + 5.00%), Maturing June 15, 2021		1,493	1,522,350
INC Research, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024		5,086	5,114,546
Indivior Finance S.a.r.l.
Term Loan, 6.11%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022		9,650	9,737,448

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Kindred Healthcare, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	30,303	$30,492,822
Kinetic Concepts, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	27,711	27,800,228
KUEHG Corp.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	28,907	29,177,571
Term Loan - Second Lien, 9.94%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,425	4,491,375
Medical Depot Holdings, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	7,215	6,813,666
Medical Solutions, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing June 9, 2024	5,050	5,112,745
MMM Holdings, Inc.
Term Loan, 10.32%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	8,524	8,268,602
MPH Acquisition Holdings, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	43,527	43,864,672
MSO of Puerto Rico, Inc.
Term Loan, 10.32%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	6,197	6,011,230
National Mentor Holdings, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	5,348	5,419,430
Navicure, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	7,150	7,194,687
New Millennium Holdco, Inc.
Term Loan, 8.07%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	3,287	1,240,813
Opal Acquisition, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	26,243	25,406,720
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	41,419	41,776,641
Parexel International Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	33,441	33,712,897
Press Ganey Holdings, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 21, 2023	10,865	10,996,535
Quintiles IMS Incorporated
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	21,484	21,631,420
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	12,643	12,734,193
RadNet, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	15,779	16,005,738
Select Medical Corporation
Term Loan, 5.21%, (USD LIBOR + 3.50%), Maturing March 1, 2021(4)	17,394	17,572,716
Sotera Health Holdings, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	11,351	11,394,898
Surgery Center Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	19,027	18,890,544
Team Health Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	38,286	37,256,760
Tecomet, Inc.
Term Loan, 4.89%, (3 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	8,681	8,798,035
U.S. Anesthesia Partners, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	15,983	16,002,854

		$865,199,599

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Home Furnishings — 0.7%
Bright Bidco B.V.
Term Loan, 6.17%, (USD LIBOR + 4.50%), Maturing June 30, 2024(4)		16,445	$16,640,152
Serta Simmons Bedding, LLC
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		52,445	51,335,456

			$67,975,608

Industrial Equipment — 3.6%
Apex Tool Group, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020		39,167	$39,313,880
Clark Equipment Company
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing May 18, 2024		24,177	24,427,374
Delachaux S.A.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		8,038	8,118,785
Dragon Merger Sub, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		9,501	9,614,014
Term Loan, Maturing July 31, 2024(5)	EUR	2,729	3,413,033
Term Loan, Maturing July 31, 2024(5)	EUR	6,821	8,532,581
DXP Enterprises, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 29, 2023		5,786	5,843,355
Engineered Machinery Holdings, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		4,875	4,885,666
EWT Holdings III Corp.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		21,420	21,687,756
Filtration Group Corporation
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2020		15,594	15,788,646
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	6,316	7,863,735
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		14,564	14,656,546
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,603	12,006,998
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		35,530	35,866,297
Harsco Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 3.00%), Maturing December 5, 2024		6,054	6,148,848
Hayward Industries, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		4,988	5,031,141
Husky Injection Molding Systems Ltd.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2021		21,798	21,959,189
Milacron, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing September 28, 2023		31,284	31,489,286
Paladin Brands Holding, Inc.
Term Loan, 7.19%, (1 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		11,183	11,379,148
Rexnord, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		21,084	21,260,652
Robertshaw US Holding Corp.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 10, 2024		5,187	5,219,419
Signode Industrial Group US, Inc.
Term Loan, 4.38%, (USD LIBOR + 2.75%), Maturing May 4, 2021(4)		7,223	7,267,686
Tank Holding Corp.
Term Loan, 5.93%, (USD LIBOR + 4.25%), Maturing March 16, 2022(4)		8,365	8,453,768
Terex Corporation
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing January 31, 2024		2,978	3,002,311

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Thermon Industries, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		4,150	$4,186,312
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	15,300	19,192,449

			$356,608,875

Insurance — 2.8%
Alliant Holdings I, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022		20,465	$20,638,077
AmWINS Group, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		28,809	29,019,075
Asurion, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022		29,268	29,531,831
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		33,825	34,111,664
Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025		17,850	18,459,881
Cunningham Lindsey U.S., Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019		14,842	14,850,947
Term Loan - Second Lien, 9.69%, (3 mo. USD LIBOR + 8.00%), Maturing June 10, 2020		4,700	4,694,125
Financiere CEP
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	5,725	7,033,239
Hub International Limited
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020		52,019	52,441,414
NFP Corp.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		22,173	22,395,134
Sedgwick Claims Management Services, Inc.
Term Loan, Maturing February 26, 2021(5)		12,225	12,295,294
USI, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		31,596	31,786,714

			$277,257,395

Leisure Goods/Activities/Movies — 3.3%
AMC Entertainment, Inc.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		10,075	$10,119,360
Ancestry.com Operations, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		47,862	48,175,890
Bombardier Recreational Products, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023		44,104	44,641,193
Bright Horizons Family Solutions, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing November 7, 2023		10,545	10,614,511
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		13,491	13,514,617
ClubCorp Club Operations, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 18, 2024		20,148	20,321,596
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		8,000	8,040,000
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		14,435	14,536,312
Emerald Expositions Holding, Inc.
Term Loan, 4.42%, (3 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		17,705	17,876,384
Etraveli Holding AB
Term Loan, Maturing November 24, 2024(5)	EUR	8,800	10,743,540

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Lindblad Expeditions, Inc.
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	279	$281,357
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	2,159	2,180,518
Live Nation Entertainment, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	42,740	43,193,663
Match Group, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	7,797	7,855,352
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	17,390	17,396,516
SRAM, LLC
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.25%), Maturing March 15, 2024	25,895	25,959,928
Steinway Musical Instruments, Inc.
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.75%), Maturing September 19, 2019	7,605	7,614,711
UFC Holdings, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	15,603	15,715,337
WMG Acquisition Corp.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing November 1, 2023	12,400	12,484,394

		$331,265,179

Lodging and Casinos — 3.7%
Amaya Holdings B.V.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	44,652	$45,070,258
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 1, 2022	2,636	2,660,417
Aristocrat Leisure Limited
Term Loan, 3.74%, (3 mo. USD LIBOR + 2.00%), Maturing October 19, 2024	13,600	13,712,622
Boyd Gaming Corporation
Term Loan, 3.97%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	12,262	12,359,605
Churchill Downs Incorporated
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024	3,500	3,529,508
CityCenter Holdings, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	21,990	22,185,338
Cyan Blue Holdco 3 Limited
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 23, 2024	3,134	3,165,592
Eldorado Resorts, LLC
Term Loan, 3.84%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024	11,596	11,627,873
ESH Hospitality, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 30, 2023	28,001	28,256,567
Four Seasons Hotels Limited
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023	9,207	9,302,523
Gateway Casinos & Entertainment Limited
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2023	4,129	4,196,350
Golden Nugget, Inc.
Term Loan, 4.88%, (USD LIBOR + 3.25%), Maturing October 4, 2023(4)	41,372	41,908,721
Hanjin International Corp.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.50%), Maturing September 20, 2020	5,650	5,694,138
Hilton Worldwide Finance, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023	54,718	55,193,853
Hospitality Investors Trust
Term Loan, 4.56%, (1 mo. USD LIBOR + 3.00%), Maturing December 26, 2024	5,100	5,039,820
La Quinta Intermediate Holdings, LLC
Term Loan, 4.47%, (3 mo. USD LIBOR + 2.75%), Maturing April 14, 2021	15,328	15,414,520

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Las Vegas Sands, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 29, 2024		4,646	$4,687,376
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023		29,254	29,504,405
Playa Resorts Holding B.V.
Term Loan, 5.00%, (USD LIBOR + 3.25%), Maturing April 5, 2024(4)		24,210	24,407,004
Richmond UK Bidco Limited
Term Loan, 4.74%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,914	4,112,154
VICI Properties 1, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing December 20, 2024		25,450	25,679,763

			$367,708,407

Nonferrous Metals/Minerals — 0.9%
Dynacast International, LLC
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		14,912	$15,153,971
Fairmount Santrol, Inc.
Term Loan, 7.69%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022		20,000	20,291,660
Murray Energy Corporation
Term Loan, 8.94%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020		22,211	20,225,585
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(6)		197	118,075
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(7)		3,063	333,913
Oxbow Carbon, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 14, 2022		7,375	7,476,406
Term Loan - Second Lien, 9.07%, (1 mo. USD LIBOR + 7.50%), Maturing December 14, 2023		8,500	8,627,500
Rain Carbon GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing December 31, 2024	EUR	10,625	13,220,329
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(6)		2,566	$1,569,877

			$87,017,316

Oil and Gas — 3.0%
Ameriforge Group, Inc.
Term Loan, 10.69%, (3 mo. USD LIBOR + 9.00% (9.69% Cash, 1.00% PIK)), Maturing June 8, 2022		22,666	$24,481,784
BCP Raptor, LLC
Term Loan, 5.73%, (3 mo. USD LIBOR + 4.25%), Maturing June 24, 2024		7,960	8,037,944
Bronco Midstream Funding, LLC
Term Loan, 5.44%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020		23,819	24,206,059
CITGO Holding, Inc.
Term Loan, 10.19%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018		8,512	8,545,560
CITGO Petroleum Corporation
Revolving Loan, 2.91%, (3 mo. USD Prime + 1.75%), Maturing July 23, 2019(2)		12,500	12,095,000
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		15,722	15,721,875
Crestwood Holdings, LLC
Term Loan, 9.44%, (3 mo. USD LIBOR + 8.00%), Maturing June 19, 2019		7,340	7,381,615
Fieldwood Energy, LLC
Term Loan, 4.57%, (3 mo. USD LIBOR + 2.88%), Maturing September 28, 2018		18,035	17,809,448
Term Loan, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020		7,471	7,153,214
Term Loan, 0.00%, Maturing September 30, 2020(7)		9,874	6,417,856
Term Loan - Second Lien, 0.00%, Maturing September 30, 2020(7)		13,852	2,181,766

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Green Plains Renewable Energy, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023		11,297	$11,423,775
Medallion Midland Acquisition, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024		7,000	7,065,625
MEG Energy Corp.
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		52,295	52,596,022
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)(7)		190	0
Term Loan, 7.73%, (3 mo. USD LIBOR + 6.00% (1.00% Cash, 6.73% PIK)), Maturing July 18, 2022		1,481	1,254,970
PSC Industrial Holdings Corp.
Term Loan, 5.81%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024		9,375	9,421,875
Term Loan - Second Lien, 10.06%, (1 mo. USD LIBOR + 8.50%), Maturing October 3, 2025		4,450	4,383,250
Seadrill Partners Finco, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 21, 2021		16,085	14,078,963
Sheridan Investment Partners II L.P.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		945	831,510
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		2,534	2,229,577
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		18,213	16,027,766
Sheridan Production Partners I, LLC
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		1,788	1,534,711
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		2,927	2,512,601
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		22,091	18,961,846
Southcross Energy Partners L.P.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing August 4, 2021		7,744	7,666,113
Ultra Resources, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing April 12, 2024		15,825	15,859,625

			$299,880,350

Packaging & Containers — 0.2%
Crown Holdings, Inc.
Term Loan, Maturing January 3, 2025(5)		7,300	$7,394,506
Term Loan, Maturing January 18, 2025(5)	EUR	6,675	8,398,709

			$15,793,215

Publishing — 1.2%
Ascend Learning, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024		12,519	$12,592,961
Getty Images, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019		47,447	45,110,148
Harland Clarke Holdings Corp.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		11,110	11,268,290
LSC Communications, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		10,950	11,025,281
Merrill Communications, LLC
Term Loan, 7.02%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022		6,803	6,888,104
Multi Color Corporation
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024		3,850	3,876,469
Prometric Holdings, Inc.
Term Loan, 4.77%, (3 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		3,375	3,415,078

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
ProQuest, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	13,238	$13,423,880
Tweddle Group, Inc.
Term Loan, 7.77%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022	8,336	8,211,206

		$115,811,417

Radio and Television — 3.0%
ALM Media Holdings, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	8,475	$7,416,035
AP NMT Acquisition B.V.
Term Loan, 7.44%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	3,772	3,778,606
CBS Radio, Inc.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	15,242	15,354,156
Cumulus Media Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	66,720	57,629,157
E.W. Scripps Company (The)
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 2, 2024	4,165	4,198,400
Entravision Communications Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	12,120	12,202,947
Gray Television, Inc.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	6,203	6,258,180
Hubbard Radio, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	6,265	6,321,122
iHeartCommunications, Inc.
Term Loan, 8.44%, (3 mo. USD LIBOR + 6.75%), Maturing January 30, 2019	33,740	25,853,099
Term Loan, 9.19%, (3 mo. USD LIBOR + 7.50%), Maturing July 30, 2019	5,384	4,123,087
Mission Broadcasting, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,913	2,932,499
Nexstar Broadcasting, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	23,134	23,287,764
Radio Systems Corporation
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing May 2, 2024	4,726	4,755,789
Raycom TV Broadcasting, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	12,194	12,232,545
Sinclair Television Group, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,330	14,421,605
Term Loan, Maturing December 12, 2024(5)	33,525	33,866,955
Univision Communications, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	67,972	68,115,601

		$302,747,547

Retailers (Except Food and Drug) — 3.4%
Ascena Retail Group, Inc.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	16,259	$14,579,155
Bass Pro Group, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,668	12,730,008
BJ’s Wholesale Club, Inc.
Term Loan, 4.95%, (2 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	11,500	11,506,937
CDW, LLC
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.00%), Maturing August 17, 2023	21,091	21,259,282
Coinamatic Canada, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	272	274,094

21

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
David’s Bridal, Inc.
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	24,059	$21,592,693
Evergreen Acqco 1 L.P.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	24,108	23,214,406
Global Appliance, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	12,123	12,372,224
Go Wireless, Inc.
Term Loan, 8.16%, (3 mo. USD LIBOR + 6.50%), Maturing December 20, 2024	8,400	8,431,500
Harbor Freight Tools USA, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,935	5,970,101
J. Crew Group, Inc.
Term Loan, 4.63%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	26,323	16,375,536
LSF9 Atlantis Holdings, LLC
Term Loan, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	12,517	12,613,040
Men’s Wearhouse, Inc. (The)
Term Loan, 5.09%, (USD LIBOR + 3.50%), Maturing June 18, 2021(4)	8,887	8,942,094
Michaels Stores, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	17,757	17,899,769
Neiman Marcus Group Ltd., LLC
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	23,561	20,196,279
Party City Holdings, Inc.
Term Loan, 4.72%, (3 mo. USD LIBOR + 3.00%), Maturing August 19, 2022	24,416	24,585,502
PetSmart, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	44,196	36,157,482
PFS Holding Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	10,058	7,141,269
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	9,529	9,052,906
Rent-A-Center, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	1,611	1,607,583
Staples, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,825	6,805,269
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019	30,925	27,329,829
Vivid Seats Ltd.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2024	14,124	14,145,642

		$334,782,600

Steel — 0.6%
Atkore International, Inc.
Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing December 22, 2023	13,056	$13,153,891
Neenah Foundry Company
Term Loan, 8.11%, (USD LIBOR + 6.50%), Maturing December 13, 2022(4)	9,250	9,203,750
Phoenix Services International, LLC
Term Loan, Maturing January 26, 2025(5)	9,825	9,775,875
Zekelman Industries, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	30,352	30,614,076

		$62,747,592

Surface Transport — 0.6%
Agro Merchants NAI Holdings, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	4,225	$4,277,812
Avis Budget Car Rental, LLC
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.00%), Maturing March 15, 2022	5,759	5,787,250

22

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hertz Corporation (The)
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		10,562	$10,580,950
Kenan Advantage Group, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		1,396	1,404,861
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		4,591	4,619,716
PODS, LLC
Term Loan, 4.56%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024		6,933	7,010,617
Stena International S.a.r.l.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		25,637	24,451,516

			$58,132,722

Telecommunications — 4.5%
CenturyLink, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		57,500	$56,745,312
Colorado Buyer, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		12,960	13,070,034
Consolidated Communications, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		14,612	14,442,582
Digicel International Finance Limited
Term Loan, 5.02%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		11,870	11,961,746
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	20,950	26,130,349
Epicor Software
Term Loan, Maturing June 1, 2022(5)		3,525	3,553,641
Frontier Communications Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		21,641	21,276,054
Gamma Infrastructure III B.V.
Term Loan, Maturing January 9, 2025(5)	EUR	8,825	10,940,701
Global Eagle Entertainment, Inc.
Term Loan, 9.36%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		19,448	19,812,336
Intelsat Jackson Holdings S.A.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing January 14, 2024		18,300	18,571,645
IPC Corp.
Term Loan, 6.28%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		21,760	21,650,889
Level 3 Financing, Inc.
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		31,025	31,199,516
Mitel Networks Corporation
Term Loan, 5.40%, (2 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		5,037	5,105,591
Onvoy, LLC
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		12,927	11,634,581
SBA Senior Finance II, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing March 24, 2021		12,022	12,115,023
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing June 10, 2022		21,216	21,368,008
Sprint Communications, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		54,538	54,733,884
Syniverse Holdings, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing April 23, 2019		9,827	9,791,511
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.00%), Maturing April 23, 2019		30,871	30,759,762
Telesat Canada
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing November 17, 2023		49,283	49,632,138

			$444,495,303

23

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Utilities — 1.7%
Calpine Construction Finance Company L.P.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		2,668	$2,685,305
Calpine Corporation
Term Loan, 3.32%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019		4,863	4,883,656
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		47,618	47,909,133
Dayton Power & Light Company (The)
Term Loan, 3.58%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		5,495	5,523,687
Dynegy, Inc.
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.75%), Maturing February 7, 2024		4,538	4,589,855
Granite Acquisition, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		1,707	1,732,194
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		37,676	38,234,599
Invenergy Thermal Operating I, LLC
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022		2,128	2,021,827
Lightstone Generation, LLC
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024		1,546	1,559,521
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024		24,352	24,560,510
Lonestar Generation, LLC
Term Loan, 6.01%, (3 mo. USD LIBOR + 4.25%), Maturing February 22, 2021		18,018	17,904,914
Longview Power, LLC
Term Loan, 7.78%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		3,559	2,900,381
Talen Energy Supply, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		6,216	6,279,382
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		9,796	9,886,170

			$170,671,134

Total Senior Floating-Rate Loans (identified cost $9,088,744,778)			$9,055,966,706

Corporate Bonds & Notes — 3.1%

Security	Principal Amount* (000’s omitted)		Value
Automotive — 0.1%
Federal-Mogul LLC / Federal-Mogul Financing Corp.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(8)(9)	EUR	6,000	$7,516,342

			$7,516,342

Building and Development — 0.0%(10)
VICI Properties 1, LLC/VICI FC, Inc.
8.00%, 10/15/23		34	$38,330

			$38,330

Chemicals and Plastics — 0.3%
Avantor, Inc.
6.00%, 10/1/24(8)		9,605	$9,713,056

24

Security	Principal Amount* (000’s omitted)		Value
Hexion, Inc.
6.625%, 4/15/20		16,525	$15,120,375
PQ Corp.
6.75%, 11/15/22(8)		4,000	4,290,000

			$29,123,431

Containers and Glass Products — 0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		43,125	$43,879,986
5.222%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)		9,925	10,123,500

			$54,003,486

Drugs — 0.5%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(8)		11,092	$11,649,927
7.00%, 3/15/24(8)		14,419	15,369,789
5.50%, 11/1/25(8)		19,675	19,955,369

			$46,975,085

Electronics/Electrical — 0.1%
Western Digital Corp.
7.375%, 4/1/23(8)		13,000	$14,186,250

			$14,186,250

Entertainment — 0.1%
Vue International Bidco PLC
4.921%, (3 mo. EURIBOR + 5.25%), 7/15/20(8)(9)	EUR	8,625	$10,797,781

			$10,797,781

Equipment Leasing — 0.0%(10)
International Lease Finance Corp.
7.125%, 9/1/18(8)		2,325	$2,386,826

			$2,386,826

Food Products — 0.0%(10)
Iceland Bondco PLC
4.772%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(9)	GBP	2,084	$2,948,339

			$2,948,339

Health Care — 0.7%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	$7,031,250
6.25%, 3/31/23		16,650	15,484,500
HCA, Inc.
4.75%, 5/1/23		9,766	10,171,289
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		10,550	11,130,250
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,148,500
4.375%, 10/1/21		9,700	9,748,500

			$66,714,289

Insurance — 0.0%(10)
Galaxy Bidco, Ltd.
5.526%, (3 mo. GBP LIBOR + 5.00%), 11/15/19(8)(9)	GBP	2,500	$3,561,781

			$3,561,781

25

Security	Principal Amount* (000’s omitted)		Value
Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,404,688

			$8,404,688

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		11,500	$11,607,813

			$11,607,813

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$6,970,350
Univision Communications, Inc.
6.75%, 9/15/22(8)		2,629	2,734,160
5.125%, 2/15/25(8)		5,500	5,348,750

			$15,053,260

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		12,550	$8,816,375

			$8,816,375

Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(9)	EUR	6,675	$7,893,861

			$7,893,861

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(8)		3,000	$3,106,050
5.875%, 1/15/24(8)		5,000	5,125,000
5.25%, 6/1/26(8)		10,925	10,761,125

			$18,992,175

Total Corporate Bonds & Notes (identified cost $311,658,021)			$309,020,112

Asset-Backed Securities — 0.3%

Security	Principal Amount (000’s omitted)		Value
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 6.631%, (3 mo. USD LIBOR + 4.90%), 10/17/24(8)(9)		$3,000	$3,011,139
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.981%, (3 mo. USD LIBOR + 4.25%), 7/17/25(8)(9)		3,330	3,297,732
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.82%, (3 mo. USD LIBOR + 5.10%), 7/15/26(8)(9)		3,500	3,495,104
Canyon Capital CLO, Ltd.
Series 2017-1A, Class E, 7.972%, (3 mo. USD LIBOR + 6.25%), 7/15/30(8)(9)		3,250	3,273,214

26

Security	Principal Amount (000’s omitted)	Value
Galaxy CLO, Ltd.
Series 2013-15A, Class ER, 8.367%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(9)	$2,500	$2,558,925
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 7.501%, (3 mo. USD LIBOR + 6.00%), 1/20/31(8)(9)	2,500	2,510,313
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 7.845%, (3 mo. USD LIBOR + 6.10%), 4/25/29(8)(9)	1,500	1,530,716
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.936%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(9)	900	925,688
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 5.245%, (3 mo. USD LIBOR + 3.50%), 4/20/25(8)(9)	6,950	6,988,913
Octagon Investment Partners XIV, Ltd.
Series 2012-1A, Class DR, 8.872%, (3 mo. USD LIBOR + 7.15%), 7/15/29(8)(9)	2,000	2,077,205
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.045%, (3 mo. USD LIBOR + 6.30%), 7/20/30(8)(9)	3,000	3,047,116

Total Asset-Backed Securities (identified cost $31,459,916)		$32,716,065

Common Stocks — 1.4%

Security	Shares	Value
Aerospace and Defense — 0.3%
IAP Global Services, LLC(3)(11)(12)(13)	2,577	$28,227,963

		$28,227,963

Automotive — 0.0%(10)
Dayco Products, LLC(11)(12)	88,506	$2,787,939

		$2,787,939

Business Equipment and Services — 0.2%
Education Management Corp.(3)(11)(12)	65,471,595	$0
RCS Capital Corp.(11)(12)	421,149	18,741,130

		$18,741,130

Electronics/Electrical — 0.2%
Answers Corp.(11)(12)	906,100	$13,591,500

		$13,591,500

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(11)(12)	421,318	$110,596

		$110,596

Lodging and Casinos — 0.0%(10)
Caesars Entertainment Corp.(11)(12)	13,899	$193,891

		$193,891

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(11)(12)	2,830	$0

		$0

27

Security	Shares	Value
Oil and Gas — 0.5%
AFG Holdings, Inc.(11)(12)	977,278	$40,068,398
Paragon Offshore Finance Company, Class A(11)(12)	42,177	50,613
Paragon Offshore Finance Company, Class B(11)(12)	21,089	722,298
Paragon Offshore, Ltd.(11)(12)	42,177	843,540
Samson Resources II, LLC, Class A(11)(12)	435,055	9,571,210
Southcross Holdings Group, LLC(3)(11)(12)	1,281	0
Southcross Holdings L.P., Class A(11)(12)	1,281	512,400

		$51,768,459

Publishing — 0.2%
ION Media Networks, Inc.(3)(12)	28,605	$20,103,594
MediaNews Group, Inc.(11)(12)	162,730	2,603,679

		$22,707,273

Total Common Stocks (identified cost $64,565,990)		$138,128,751

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(3)(11)(12)	72,851	$0

Total Convertible Preferred Stocks (identified cost $5,141,580)		$0

Short-Term Investments — 6.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(14)	634,624,655	$634,688,118

Total Short-Term Investments (identified cost $634,663,091)		$634,688,118

Total Investments — 102.2% (identified cost $10,136,233,376)		$10,170,519,752

Less Unfunded Loan Commitments — (0.2)%		$(17,805,304)

Net Investments — 102.0% (identified cost $10,118,428,072)		$10,152,714,448

Other Assets, Less Liabilities — (2.0)%		$(194,458,142)

Net Assets — 100.0%		$9,958,256,306

28

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	The stated interest rate represents the weighted average interest rate at January 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after January 31, 2018, at which time the interest rate will be determined.

(6)	Fixed-rate loan.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $211,738,409 or 2.1% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(10)	Amount is less than 0.05%.

(11)	Non-income producing security.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Affiliated company.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $2,277,752.

29

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,131,576	CAD	13,007,312	HSBC Bank USA, N.A.	2/28/18	$—	$(446,792)
USD	12,416,790	EUR	10,000,000	Goldman Sachs International	2/28/18	—	(19,043)
USD	47,812,292	EUR	40,142,134	Goldman Sachs International	2/28/18	—	(2,107,796)
USD	13,537,172	EUR	11,000,000	HSBC Bank USA, N.A.	2/28/18	—	(142,245)
USD	83,065,191	EUR	69,740,560	State Street Bank and Trust Company	2/28/18	—	(3,663,006)
USD	131,682,650	EUR	110,000,000	Goldman Sachs International	3/29/18	—	(5,390,356)
USD	143,530,536	EUR	115,125,967	Goldman Sachs International	4/30/18	—	(240,211)
USD	41,369,087	GBP	29,205,289	State Street Bank and Trust Company	4/30/18	—	(240,515)

						$—	$(12,249,964)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $12,249,964.

Investments in Affiliated Companies

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At January 31, 2018, the value of the Portfolio’s investment in affiliated companies was $28,227,963, which represents 0.28% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the fiscal year to date ended January 31, 2018 were as follows:

Name of affiliated company	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
Common Stock*
IAP Global Services, LLC	2,577	—	—	2,577	$28,227,963	$—	$—	$1,546,571

*	The related industry is the same as the presentation in the Portfolio of Investments.

30

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$9,008,665,010	$29,496,392	$9,038,161,402
Corporate Bonds & Notes	—	309,020,112	—	309,020,112
Asset-Backed Securities	—	32,716,065	—	32,716,065
Common Stocks	193,891	89,603,303	48,331,557	138,128,751
Convertible Preferred Stocks	—	—	0	0
Short-Term Investments	—	634,688,118	—	634,688,118
Total Investments	$193,891	$10,074,692,608	$77,827,949	$10,152,714,448

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(12,249,964)	$—	$(12,249,964)
Total	$—	$(12,249,964)	$—	$(12,249,964)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

31

Eaton Vance

Floating-Rate Advantage Fund

January 31, 2018 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2018, the value of the Fund’s investment in the Portfolio was $7,803,024,850 and the Fund owned 97.4% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 114.4%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.5%
Accudyne Industries, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing August 16, 2024		7,257	$7,330,026
IAP Worldwide Services, Inc.
Revolving Loan, 1.39%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)		944	944,513
Term Loan - Second Lien, 8.19%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		1,260	1,025,396
TransDigm, Inc.
Term Loan, 4.36%, (USD LIBOR + 2.75%), Maturing June 9, 2023(4)		58,726	59,301,280
Term Loan, 4.67%, (USD LIBOR + 3.00%), Maturing August 22, 2024(4)		38,034	38,411,377
Wesco Aircraft Hardware Corp.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021		12,656	12,434,766

			$119,447,358

Automotive — 2.9%
Allison Transmission, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing September 23, 2022		1,109	$1,120,126
American Axle and Manufacturing, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		31,963	32,128,053
Apro, LLC
Term Loan, 5.56%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,693	2,723,001
Belron Finance US, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing November 7, 2024	EUR	2,750	3,452,672
Term Loan, 3.89%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		5,725	5,800,141
Chassix, Inc.
Term Loan, 7.06%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		7,300	7,227,000
CS Intermediate Holdco 2, LLC
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing November 2, 2023		4,073	4,105,646
Dayco Products, LLC
Term Loan, 6.48%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023		11,022	11,200,721
DexKo Global, Inc.
Term Loan, 1.97%, (USD LIBOR + 3.50%), Maturing July 24, 2024(2)(4)		2,600	2,630,875
Term Loan, Maturing July 24, 2024(4)(5)		1,625	1,644,297
FCA US, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		35,244	35,381,565
Federal-Mogul Holdings Corporation
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		43,439	43,833,113
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2019		15,325	15,406,222
Horizon Global Corporation
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021		6,976	7,037,141
Sage Automotive Interiors, Inc.
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		9,326	9,436,317

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	6,794	$8,492,611
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		19,373	19,523,851
Tower Automotive Holdings USA, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		17,528	17,648,622
Visteon Corporation
Term Loan, 3.41%, (3 mo. USD LIBOR + 2.00%), Maturing March 24, 2024		2,500	2,519,922

			$231,311,896

Beverage and Tobacco — 0.5%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing March 20, 2024		4,789	$4,848,673
Arterra Wines Canada, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023		4,776	4,823,815
Flavors Holdings, Inc.
Term Loan, 7.44%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		7,344	6,720,123
Term Loan - Second Lien, 11.69%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		2,000	1,550,000
Refresco Group B.V.
Term Loan, Maturing September 26, 2024(5)		3,650	3,670,531
Term Loan, Maturing September 26, 2024(5)	GBP	4,425	6,302,468
Term Loan, Maturing September 26, 2024(5)	EUR	10,000	12,452,744

			$40,368,354

Brokerage/Securities Dealers/Investment Houses — 0.5%
Aretec Group, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		12,077	$12,137,491
Term Loan - Second Lien, 7.07%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 5.07% PIK)), Maturing May 23, 2021		19,162	19,234,221
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.27%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,871,250
Salient Partners L.P.
Term Loan, 10.06%, (3 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		6,051	5,869,197

			$41,112,159

Building and Development — 3.2%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023		29,080	$29,340,751
Beacon Roofing Supply, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		6,125	6,176,952
Capital Automotive L.P.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		7,588	7,644,114
Core & Main L.P.
Term Loan, 4.46%, (6 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		16,538	16,666,744
CPG International, Inc.
Term Loan, 5.59%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024		19,741	19,981,172
DTZ U.S. Borrower, LLC
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021		38,697	38,772,747
Henry Company, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		13,318	13,550,811
PCF GmbH
Term Loan, 4.00%, (3 mo. EURIBOR + 3.25%), Maturing August 1, 2024	EUR	7,300	9,097,300

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Ply Gem Industries, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 1, 2021	6,149	$6,201,817
Quikrete Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	38,221	38,483,985
RE/MAX International, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	18,104	18,047,402
Realogy Corporation
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing July 20, 2021	2,888	2,889,270
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 20, 2022	15,025	15,169,593
Summit Materials Companies I, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing November 11, 2024	5,250	5,297,575
Werner FinCo L.P.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	11,327	11,369,225
WireCo WorldGroup, Inc.
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023	5,335	5,375,529
Term Loan - Second Lien, 10.48%, (3 mo. USD LIBOR + 9.00%), Maturing September 30, 2024	9,850	9,899,250

		$253,964,237

Business Equipment and Services — 10.8%
Acosta Holdco, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	15,242	$13,304,489
AlixPartners, LLP
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	29,801	30,052,895
Altisource Solutions S.a.r.l.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020	10,134	10,131,169
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024	5,323	5,401,438
Brickman Group Ltd., LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing December 18, 2020	2,424	2,443,233
Camelot UK Holdco Limited
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	22,752	22,979,610
Cast and Crew Payroll, LLC
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	17,162	17,322,727
Change Healthcare Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	66,467	66,918,853
Corporate Capital Trust, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019	17,204	17,300,442
CPM Holdings, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2022	7,233	7,348,432
Crossmark Holdings, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019	15,191	7,818,700
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024	19,287	19,407,785
EAB Global, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.75%), Maturing November 15, 2024	13,525	13,626,437
Education Management, LLC
Revolving Loan, 5.17%, (3 mo. USD LOC + 4.50%), Maturing March 31, 2019(2)(3)	3,914	1,859,076
Term Loan, 5.85%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(3)	2,948	1,400,121
Term Loan, 0.00%, (3 mo. USD Prime + 8.50%), Maturing July 2, 2020(3)(7)	6,636	0
EIG Investors Corp.
Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023	53,313	53,822,857

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Element Materials Technology Group US Holdings, Inc.
Term Loan, 4.77%, (3 mo. GBP LIBOR - GBP + 4.25%), Maturing June 28, 2024	GBP	3,750	$5,367,697
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024		5,525	5,580,250
Extreme Reach, Inc.
Term Loan, 7.95%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		8,441	8,441,006
First Data Corporation
Term Loan, 3.31%, (1 mo. USD LIBOR + 1.75%), Maturing June 2, 2020		14,219	14,257,429
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		49,281	49,640,272
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing April 26, 2024		6,916	6,973,315
Garda World Security Corporation
Term Loan, 4.97%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		24,142	24,375,962
Term Loan, 5.65%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	11,602	9,503,592
Gartner, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 20, 2022		1,925	1,932,219
Term Loan, 3.57%, (3 mo. USD LIBOR + 2.00%), Maturing April 5, 2024		1,985	1,994,925
Global Payments, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing April 21, 2023		7,957	8,022,148
GreenSky Holdings, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024		16,982	17,088,578
IG Investment Holdings, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021		26,072	26,430,208
Information Resources, Inc.
Term Loan, 5.81%, (1 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		21,761	21,944,178
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (2 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 21, 2024	EUR	22,450	28,110,880
J.D. Power and Associates
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		9,954	10,041,116
KAR Auction Services, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		12,118	12,220,565
Term Loan, 4.25%, (3 mo. USD LIBOR + 2.50%), Maturing March 9, 2023		2,297	2,321,990
Kronos Incorporated
Term Loan, 4.90%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023		59,013	59,606,267
LegalZoom.com, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.50%), Maturing November 21, 2024		7,825	7,873,906
Term Loan - Second Lien, 9.94%, (3 mo. USD LIBOR + 8.50%), Maturing November 21, 2025		5,775	5,717,250
Monitronics International, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		19,540	19,588,808
PGX Holdings, Inc.
Term Loan, 6.83%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		13,483	13,213,080
Prime Security Services Borrower, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		16,347	16,510,524
Red Ventures, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		13,317	13,488,636
ServiceMaster Company
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		22,869	23,059,567
SMG (Stadium Management Group)
Term Loan, 4.89%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025		4,525	4,581,563
Spin Holdco, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing November 14, 2022		31,723	32,028,118
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing October 2, 2024	EUR	13,200	16,481,919

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tempo Acquisition, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		8,234	$8,285,085
Trans Union, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		20,559	20,713,029
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021		31,930	32,084,632
TriNet HR Corporation
Term Loan, 3.83%, (3 mo. USD LIBOR + 2.13%), Maturing July 9, 2019		2,334	2,341,628
Vantiv, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing August 9, 2024		13,225	13,327,864
Vestcom Parent Holdings, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		14,043	14,183,326
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		7,754	7,821,404
West Corporation
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		11,450	11,593,125

			$867,884,325

Cable and Satellite Television — 4.9%
Atlantic Broadband Finance, LLC
Term Loan, 3.95%, (1 mo. USD LIBOR + 2.38%), Maturing January 3, 2025		5,000	$5,018,750
Charter Communications Operating, LLC
Term Loan, 3.58%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		37,575	37,850,951
CSC Holdings, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		48,884	49,089,960
Term Loan, 4.14%, (3 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		13,300	13,402,516
MCC Iowa, LLC
Term Loan, 3.47%, (1 week USD LIBOR + 2.00%), Maturing January 15, 2025		5,947	5,988,231
Mediacom Illinois, LLC
Term Loan, 3.72%, (1 week USD LIBOR + 2.25%), Maturing February 15, 2024		4,711	4,751,969
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,106	10,930,500
Term Loan, 4.52%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		16,897	16,319,982
Term Loan, 4.72%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2026		3,990	3,853,674
Radiate Holdco, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		8,047	8,080,817
Term Loan, Maturing February 1, 2024(5)		15,150	15,198,525
Telenet Financing USD, LLC
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		18,000	18,140,616
Unitymedia Finance, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		10,050	10,097,114
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	9,400	11,725,279
UPC Financing Partnership
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		25,000	25,161,450
Virgin Media Bristol, LLC
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		69,875	70,349,172
Virgin Media Investment Holdings Limited
Term Loan, 3.75%, (1 mo. GBP LIBOR - GBP + 3.25%), Maturing January 15, 2027	GBP	12,075	17,203,626
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	18,425	22,961,703

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ziggo Secured Finance Partnership
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		45,150	$45,186,301

			$391,311,136

Chemicals and Plastics — 5.6%
A. Schulman, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022		9,558	$9,648,036
Alpha 3 B.V.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		10,074	10,171,341
Aruba Investments, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		11,453	11,467,528
Ashland, Inc.
Term Loan, 3.57%, (USD LIBOR + 2.00%), Maturing May 17, 2024(4)		5,547	5,606,063
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing February 1, 2023	EUR	9,925	12,435,027
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024		30,797	31,048,323
Caldic B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	1,500	1,869,308
Chemours Company (The)
Term Loan, 3.00%, (1 mo. EURIBOR + 2.25% Floor 0.75%), Maturing May 12, 2022	EUR	6,378	8,004,773
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2022		2,874	2,902,786
Emerald Performance Materials, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		3,783	3,819,830
Term Loan - Second Lien, 9.32%, (1 mo. USD LIBOR + 7.75%), Maturing August 1, 2022		7,137	7,157,583
Ferro Corporation
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing February 14, 2024	EUR	2,978	3,726,288
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing February 14, 2024		3,499	3,528,083
Flint Group GmbH
Term Loan, 3.75%, (3 mo. EURIBOR + 3.00%), Maturing September 7, 2021	EUR	1,241	1,462,320
Term Loan, 4.74%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		1,911	1,814,142
Flint Group US, LLC
Term Loan, 4.74%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		2,978	2,826,145
Term Loan, 4.74%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		11,562	10,974,069
Gemini HDPE, LLC
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		14,001	14,111,966
H.B. Fuller Company
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing October 20, 2024		20,898	21,087,731
INEOS Styrolution Group GmbH
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing March 30, 2024		1,714	1,724,714
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	31,800	39,481,280
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		10,000	10,064,060
Inovyn Finance PLC
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%), Maturing May 10, 2024	EUR	5,400	6,725,320
Kraton Polymers, LLC
Term Loan, 3.25%, (3 mo. EURIBOR + 2.50%), Maturing January 6, 2022	EUR	3,173	3,983,852
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022		12,258	12,411,893
MacDermid, Inc.
Term Loan, 3.25%, (1 mo. EURIBOR + 2.50%), Maturing June 7, 2020	EUR	3,337	4,178,017
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		2,330	2,349,226

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Term Loan, 3.50%, (1 mo. EURIBOR + 2.75%), Maturing June 7, 2023	EUR	4,833	$6,050,179
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		28,757	29,014,366
Minerals Technologies, Inc.
Term Loan, 3.85%, (USD LIBOR + 2.25%), Maturing February 14, 2024(4)		14,288	14,457,513
Orion Engineered Carbons GmbH
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2024		5,122	5,153,949
PolyOne Corporation
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing November 11, 2022		7,192	7,259,881
PQ Corporation
Term Loan, 5.02%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022		17,718	17,837,949
Term Loan, Maturing February 8, 2025(5)		8,575	8,653,093
Proampac PG Borrower, LLC
Term Loan, 5.03%, (USD LIBOR + 3.50%), Maturing November 18, 2023(4)		2,481	2,513,769
Solenis International L.P.
Term Loan, 4.73%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021		8,512	8,538,198
Sonneborn Refined Products B.V.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		573	572,256
Sonneborn, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		3,247	3,242,782
Spectrum Plastics Group, Inc.
Term Loan, Maturing January 17, 2025(5)		439	443,137
Term Loan, Maturing January 17, 2025(5)		4,436	4,480,612
Trinseo Materials Operating S.C.A.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing September 6, 2024		17,591	17,791,098
Tronox Blocked Borrower, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		10,801	10,920,738
Tronox Finance, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		24,924	25,201,703
Unifrax Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		5,025	5,075,029
Univar, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024		26,868	27,166,504
Venator Materials Corporation
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		3,890	3,912,133
Versum Materials, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		4,345	4,379,625

			$447,244,218

Clothing/Textiles — 0.1%
Tumi, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2023		9,794	$9,887,689

			$9,887,689

Conglomerates — 0.3%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,512	$2,528,077
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	8,141,181
Spectrum Brands, Inc.
Term Loan, 3.56%, (USD LIBOR + 2.00%), Maturing June 23, 2022(4)		13,025	13,104,389
Term Loan, 4.97%, (2 mo. USD LIBOR + 3.50%), Maturing June 23, 2022	CAD	5,455	4,462,075

			$28,235,722

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Containers and Glass Products — 3.3%
Anchor Glass Container Corporation
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		4,282	$4,311,296
Berry Plastics Group, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022		17,608	17,755,614
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		7,444	7,502,682
BWAY Holding Company
Term Loan, 4.96%, (USD LIBOR + 3.25%), Maturing April 3, 2024(4)		21,939	22,139,802
Consolidated Container Company, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing May 22, 2024		4,843	4,881,204
Flex Acquisition Company, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		39,673	39,990,996
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	15,138	18,792,775
Libbey Glass, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		14,231	14,052,753
Pelican Products, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing April 11, 2020		7,002	7,063,029
Reynolds Group Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		64,917	65,466,509
Ring Container Technologies Group, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024		10,250	10,320,469
SIG Combibloc PurchaseCo S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing March 13, 2022	EUR	3,974	4,968,798
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 13, 2022		32,037	32,320,311
Tekni-Plex, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024		13,545	13,655,053

			$263,221,291

Cosmetics/Toiletries — 0.4%
KIK Custom Products, Inc.
Term Loan, 6.17%, (3 mo. USD LIBOR + 4.50%), Maturing August 26, 2022		25,749	$26,065,206
Prestige Brands, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 26, 2024		2,514	2,536,993

			$28,602,199

Drugs — 3.5%
Albany Molecular Research, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024		4,713	$4,742,645
Alkermes, Inc.
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.75%), Maturing September 25, 2021		13,396	13,513,510
Amneal Pharmaceuticals, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019		28,057	28,191,225
Arbor Pharmaceuticals, Inc.
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023		25,662	26,127,570
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024		45,522	45,711,813
Horizon Pharma, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024		22,160	22,303,366
Jaguar Holding Company II
Term Loan, 4.39%, (USD LIBOR + 2.75%), Maturing August 18, 2022(4)		61,801	62,292,280

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Mallinckrodt International Finance S.A.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024		24,258	$24,236,088
PharMerica Corporation
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024		10,725	10,843,425
Term Loan - Second Lien, 9.31%, (3 mo. USD LIBOR + 7.75%), Maturing December 7, 2025		4,300	4,348,375
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022		39,934	40,575,200

			$282,885,497

Ecological Services and Equipment — 1.4%
Advanced Disposal Services, Inc.
Term Loan, 3.72%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023		39,973	$40,297,928
Casella Waste Systems, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing October 17, 2023		4,851	4,899,510
Charah, LLC
Term Loan, 7.71%, (3 mo. USD LIBOR + 6.25%), Maturing October 25, 2024		10,100	10,238,875
Clean Harbors, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2024		2,836	2,851,701
EnergySolutions, LLC
Term Loan, 6.45%, (3 mo. USD LIBOR + 4.75%), Maturing May 29, 2020		14,992	15,329,020
GFL Environmental, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023		18,207	18,343,615
Term Loan, 5.27%, (3 mo. USD LIBOR + 3.75%), Maturing September 29, 2023	CAD	9,653	7,906,674
Strategic Materials, Inc.
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.75%), Maturing October 25, 2024		2,400	2,430,000
Wrangler Buyer Corp.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024		8,450	8,526,574

			$110,823,897

Electronics/Electrical — 11.8%
Almonde, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		27,132	$27,322,765
Answers Finance, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing April 15, 2021		2,821	2,765,060
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90% Cap 1.10%), Maturing September 15, 2021		5,322	5,215,301
Applied Systems, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		30,631	30,980,124
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025		3,000	3,114,375
Aptean, Inc.
Term Loan, 5.95%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		23,454	23,629,751
Term Loan - Second Lien, 11.20%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023		4,700	4,747,000
Avast Software B.V.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing September 29, 2023	EUR	5,007	6,245,761
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023		21,438	21,615,842
Barracuda Networks, Inc.
Term Loan, Maturing January 3, 2025(5)		15,425	15,592,747
Campaign Monitor Finance Pty. Limited
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		7,080	7,062,617
CommScope, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		6,670	6,725,866

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
CPI International, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		6,758	$6,814,378
Cypress Semiconductor Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021		14,888	15,089,356
DigiCert, Inc.
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.75%), Maturing October 31, 2024		10,075	10,257,609
Electrical Components International, Inc.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021		10,113	10,239,166
Electro Rent Corporation
Term Loan, 6.62%, (2 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		14,557	14,693,379
Entegris, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		1,491	1,499,652
Exact Merger Sub, LLC
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		6,534	6,615,295
EXC Holdings III Corp.
Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing December 2, 2024	EUR	1,750	2,190,365
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		8,300	8,403,750
Eze Castle Software, Inc.
Term Loan, 4.64%, (USD LIBOR + 3.00%), Maturing April 6, 2020(4)		23,501	23,684,384
Flexera Software, LLC
Term Loan, Maturing January 23, 2025(5)		2,550	2,576,030
Go Daddy Operating Company, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		47,758	48,166,115
GTCR Valor Companies, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023		14,464	14,620,016
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing June 20, 2023	EUR	2,993	3,731,592
Hyland Software, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		33,880	34,245,161
Infoblox, Inc.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		16,897	17,108,370
Infor (US), Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		76,679	77,166,055
Informatica Corporation
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		47,587	47,902,713
Term Loan, Maturing August 5, 2022(5)	EUR	3,300	4,125,794
Lattice Semiconductor Corporation
Term Loan, 5.81%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		10,733	10,880,297
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		13,034	13,086,483
MA FinanceCo., LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021		34,751	34,783,325
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		4,701	4,720,353
MaxLinear, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing May 12, 2024		10,828	10,908,706
Microsemi Corporation
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2023		834	840,468
MTS Systems Corporation
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		8,954	9,032,553
Ping Identity Corporation
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing January 22, 2025		7,675	7,751,750
Ramundsen Holdings, LLC
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing February 1, 2024		13,895	14,068,688

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Renaissance Learning, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021		17,938	$18,089,551
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022		2,450	2,463,781
Rocket Software, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023		14,065	14,254,947
Seattle Spinco, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		31,749	31,877,707
SGS Cayman L.P.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		822	782,604
SkillSoft Corporation
Term Loan, 6.32%, (USD LIBOR + 4.75%), Maturing April 28, 2021(4)		45,412	44,537,638
Southwire Company
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.50%), Maturing February 10, 2021		265	266,378
Sparta Systems, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 4.00%), Maturing August 21, 2024		3,491	3,526,163
SS&C Technologies, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		192	193,407
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		12,377	12,462,092
SurveyMonkey, Inc.
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		12,836	12,931,766
Sutherland Global Services, Inc.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.38%), Maturing April 23, 2021		3,530	3,362,028
Switch, Ltd.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		2,512	2,533,416
Syncsort Incorporated
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024		19,676	19,681,826
Tibco Software, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		16,003	16,076,980
Uber Technologies
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023		48,810	49,254,946
VeriFone, Inc.
Term Loan, 5.50%, (3 mo. USD Prime + 1.00%), Maturing July 8, 2019		4,445	4,440,842
Term Loan, Maturing January 31, 2025(5)		2,500	2,493,750
Veritas Bermuda Ltd.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023		21,698	21,847,645
Veritas Bermuda, Ltd.
Term Loan, 5.50%, (3 mo. EURIBOR + 4.50%), Maturing January 27, 2023	EUR	2,978	3,734,144
VF Holding Corp.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023		35,616	35,974,429
Wall Street Systems Delaware, Inc.
Term Loan, 4.65%, (2 mo. EURIBOR + 3.00%, Floor 1.65%), Maturing November 21, 2024	EUR	6,225	7,762,460
Term Loan, 4.65%, (2 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		7,975	8,006,565
Western Digital Corporation
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023		16,072	16,207,242

			$942,981,319

Equipment Leasing — 1.3%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022		63,206	$63,188,877
Delos Finance S.a.r.l.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing October 6, 2023		24,125	24,354,935

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Flying Fortress, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing October 30, 2022	18,125	$18,287,364

		$105,831,176

Financial Intermediaries — 4.1%
Armor Holding II, LLC
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	19,314	$19,418,879
Term Loan - Second Lien, 10.70%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020	4,650	4,673,250
Citco Funding, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	27,838	28,116,260
Clipper Acquisitions Corp.
Term Loan, 3.62%, (2 mo. USD LIBOR + 2.00%), Maturing December 11, 2024	12,425	12,467,717
Donnelley Financial Solutions, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	4,655	4,701,310
EIG Management Company, LLC
Term Loan, Maturing January 30, 2025(5)	2,825	2,814,406
FinCo I, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing December 27, 2022	11,667	11,834,490
Focus Financial Partners, LLC
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 3, 2024	18,080	18,254,843
Freedom Mortgage Corporation
Term Loan, 6.96%, (6 mo. USD LIBOR + 5.50%), Maturing February 23, 2022	31,685	32,120,632
Geo Group, Inc. (The)
Term Loan, 3.95%, (3 mo. USD LIBOR + 2.25%), Maturing March 22, 2024	4,342	4,373,851
Greenhill & Co., Inc.
Term Loan, 5.29%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	10,700	10,766,875
Guggenheim Partners, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	45,418	45,759,092
Harbourvest Partners, LLC
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.50%), Maturing February 4, 2021	4,677	4,690,238
Jefferies Finance, LLC
Term Loan, 4.44%, (3 mo. USD LIBOR + 3.00%), Maturing July 26, 2024	998	1,001,864
LPL Holdings, Inc.
Term Loan, 3.81%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)	12,089	12,172,440
MIP Delaware, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	1,188	1,192,465
NXT Capital, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	22,559	22,982,018
Ocwen Financial Corporation
Term Loan, 6.56%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	4,963	4,994,435
Quality Care Properties, Inc.
Term Loan, 6.82%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	27,950	28,264,633
Sesac Holdco II, LLC
Term Loan, 4.81%, (USD LIBOR + 3.25%), Maturing February 23, 2024(4)	8,266	8,302,087
Virtus Investment Partners, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 1, 2024	6,915	7,001,691
Walker & Dunlop, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020	9,700	9,833,143
Walter Investment Management Corp.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 18, 2020	33,836	33,735,567

		$329,472,186

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Products — 3.6%
Alphabet Holding Company, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		25,536	$25,274,256
American Seafoods Group, LLC
Term Loan, 4.76%, (USD LIBOR + 3.25%), Maturing August 21, 2023(4)		3,398	3,414,906
Badger Buyer Corp.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing September 26, 2024		3,766	3,812,632
Blue Buffalo Company Ltd.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024		9,826	9,911,599
Del Monte Foods, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		13,949	11,856,439
Term Loan - Second Lien, 9.06%, (6 mo. USD LIBOR + 7.25%), Maturing August 18, 2021		6,263	3,862,185
Dole Food Company, Inc.
Term Loan, 4.32%, (USD LIBOR + 2.75%), Maturing April 6, 2024(4)		17,652	17,740,134
Froneri International PLC
Term Loan, 2.63%, (1 mo. EURIBOR + 3.00%), Maturing January 22, 2025	EUR	5,500	6,859,819
Term Loan, 2.63%, (1 mo. EURIBOR + 2.63%), Maturing January 22, 2025	EUR	15,625	19,564,922
Term Loan, Maturing January 22, 2025(5)	GBP	4,000	5,736,192
High Liner Foods Incorporated
Term Loan, 4.93%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		12,213	12,335,215
HLF Financing S.a.r.l.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		13,590	13,697,592
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	2,160	2,711,333
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		18,285	18,376,161
JBS USA, LLC
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		62,461	62,177,535
Nomad Foods Europe Midco Limited
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	6,253	7,788,902
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		11,663	11,728,403
Term Loan, Maturing May 15, 2024(5)	EUR	997	1,241,867
Term Loan, Maturing May 15, 2024 (5)		3,012	3,029,345
Pinnacle Foods Finance, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing February 2, 2024		11,707	11,826,253
Post Holdings, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024		24,427	24,583,731
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	7,499,581

			$285,029,002

Food Service — 2.0%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.87%, (USD LIBOR + 2.25%), Maturing February 16, 2024(4)		71,021	$71,464,819
Aramark Services, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025		9,625	9,715,234
Arby’s Restaurant Group, Inc.
Term Loan, Maturing February 5, 2025(5)		13,575	13,746,805
NPC International, Inc.
Term Loan, 5.15%, (2 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		15,567	15,741,901
Pizza Hut Holdings, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023		16,167	16,324,835
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		1,982	2,001,441

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
TKC Holdings, Inc.
Term Loan, 6.03%, (USD LIBOR + 4.25%), Maturing February 1, 2023(4)		9,007	$9,126,559
US Foods, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2023		12,896	13,036,129
Welbilt, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		7,336	7,411,982

			$158,569,705

Food/Drug Retailers — 1.3%
Albertsons, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		16,239	$16,170,559
Term Loan, 4.67%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		11,632	11,582,925
Term Loan, 4.46%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		43,287	43,051,169
Diplomat Pharmacy, Inc.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing December 12, 2024		6,175	6,236,750
General Nutrition Centers, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.50%), Maturing March 4, 2019		7,084	6,381,461
Holland & Barrett International
Term Loan, 5.77%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	4,275	5,984,502
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,275	5,274,038
Supervalu, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		2,289	2,268,925
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		3,815	3,781,541

			$100,731,870

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023		10,484	$10,667,830

			$10,667,830

Health Care — 11.9%
Acadia Healthcare Company, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 11, 2022		2,005	$2,022,702
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.75%), Maturing February 16, 2023		1,325	1,337,932
ADMI Corp.
Term Loan, 5.43%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2022		17,247	17,462,676
Akorn, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021		10,068	10,105,908
Alliance Healthcare Services, Inc.
Term Loan, 6.17%, (USD LIBOR + 4.50%), Maturing October 24, 2023(4)		8,500	8,521,250
Term Loan - Second Lien, 11.67%, (USD LIBOR + 10.00%), Maturing April 24, 2024(4)		5,175	5,226,750
Ardent Legacy Acquisitions, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 4, 2021		8,156	8,176,481
Argon Medical Devices, Inc.
Term Loan, Maturing October 27, 2024(5)		8,047	8,147,648
ATI Holdings Acquisition, Inc.
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.50%), Maturing May 10, 2023		1,990	2,012,285
Auris Luxembourg III S.a.r.l.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		15,748	15,924,701
Avantor, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		20,475	20,772,522
Beaver-Visitec International, Inc.
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing August 21, 2023		5,678	5,706,516

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
BioClinica, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		12,317	$12,070,748
Carestream Dental Equipment, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		15,273	15,308,006
CeramTec Acquisition Corporation
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020		1,050	1,051,290
CHG Healthcare Services, Inc.
Term Loan, 4.77%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		29,885	30,250,768
Community Health Systems, Inc.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019		15,321	15,157,731
Term Loan, 4.48%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021		25,292	24,849,089
Concentra, Inc.
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing June 1, 2022		10,783	10,920,790
Term Loan, Maturing June 1, 2022(5)		3,200	3,240,000
Convatec, Inc.
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		4,605	4,635,461
CPI Holdco, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		9,727	9,832,907
CryoLife, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024		5,275	5,345,885
Davis Vision Incorporated
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2024		8,900	9,033,500
DaVita HealthCare Partners, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 24, 2021		9,683	9,818,514
DJO Finance, LLC
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing April 21, 2020		19,500	19,317,187
Term Loan, 4.88%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		6,194	6,135,790
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,000	10,002,232
Envision Healthcare Corporation
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		70,415	70,788,598
Equian, LLC
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing May 20, 2024		4,055	4,097,705
Faenza Acquisition GmbH
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020		2,505	2,507,483
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing August 30, 2020		8,181	8,188,431
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023		17,653	17,785,375
GHX Ultimate Parent Corporation
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024		10,572	10,611,520
Greatbatch Ltd.
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022		20,101	20,309,182
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.72%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		37,995	38,274,881
HCA, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		1,489	1,502,575
Immucor, Inc.
Term Loan, 6.65%, (2 mo. USD LIBOR + 5.00%), Maturing June 15, 2021		995	1,014,900
INC Research, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024		4,602	4,627,446
Indivior Finance S.a.r.l.
Term Loan, 6.11%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022		16,050	16,195,445

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Kindred Healthcare, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	38,785	$39,027,696
Kinetic Concepts, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	28,035	28,125,898
KUEHG Corp.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	28,886	29,156,980
Term Loan - Second Lien, 9.94%, (1 week USD LIBOR + 8.25%), Maturing August 18, 2025	4,075	4,136,125
Medical Depot Holdings, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	7,556	7,135,934
Medical Solutions, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing June 9, 2024	5,473	5,540,906
MMM Holdings, Inc.
Term Loan, 10.32%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	5,552	5,385,717
MPH Acquisition Holdings, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	50,656	51,049,019
MSO of Puerto Rico, Inc.
Term Loan, 10.32%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	4,036	3,915,388
National Mentor Holdings, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	14,627	14,823,523
Navicure, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	6,600	6,641,250
New Millennium Holdco, Inc.
Term Loan, 8.07%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	2,420	913,647
Opal Acquisition, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	23,532	22,782,380
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	38,319	38,650,358
Parexel International Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	31,122	31,374,866
Press Ganey Holdings, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 21, 2023	18,167	18,386,466
Quintiles IMS Incorporated
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	13,803	13,897,872
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	10,224	10,297,868
RadNet, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	18,645	18,912,565
Select Medical Corporation
Term Loan, 5.21%, (USD LIBOR + 3.50%), Maturing March 1, 2021(4)	15,731	15,893,156
Sotera Health Holdings, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	9,339	9,375,438
Surgery Center Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	21,047	20,895,962
Team Health Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	35,780	34,818,048
Tecomet, Inc.
Term Loan, 4.89%, (3 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	10,509	10,650,184
U.S. Anesthesia Partners, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	20,493	20,518,232

		$950,596,288

Home Furnishings — 0.8%
Bright Bidco B.V.
Term Loan, 6.17%, (USD LIBOR + 4.50%), Maturing June 30, 2024(4)	17,191	$17,395,263

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Serta Simmons Bedding, LLC
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		48,544	$47,516,948

			$64,912,211

Industrial Equipment — 4.9%
Apex Tool Group, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020		29,452	$29,562,403
Clark Equipment Company
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing May 18, 2024		27,017	27,296,877
Coherent Holding GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing November 7, 2023	EUR	5,767	7,275,927
Columbus McKinnon Corporation
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		8,774	8,878,635
Delachaux S.A.
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing October 28, 2021	EUR	4,377	5,478,838
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		10,666	10,772,164
Dragon Merger Sub, LLC
Term Loan, 0.06%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		8,703	8,806,538
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing July 31, 2024	EUR	2,697	3,373,338
Term Loan, 4.50%, (3 mo. EURIBOR + 4.50%), Maturing July 31, 2024	EUR	6,742	8,433,346
DXP Enterprises, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 29, 2023		5,312	5,364,804
Engineered Machinery Holdings, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		9,275	9,295,294
EWT Holdings III Corp.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		22,134	22,411,033
Filtration Group Corporation
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2020		20,827	21,086,886
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	3,192	3,974,559
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		13,466	13,552,286
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	8,015	10,021,345
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		36,452	36,796,742
Harsco Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 3.00%), Maturing December 5, 2024		6,208	6,305,232
Hayward Industries, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		7,839	7,907,087
Husky Injection Molding Systems Ltd.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2021		24,249	24,429,142
Milacron, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing September 28, 2023		29,935	30,131,730
Paladin Brands Holding, Inc.
Term Loan, 7.19%, (1 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		10,344	10,525,084
Rexnord, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		27,052	27,279,411
Robertshaw US Holding Corp.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 10, 2024		9,929	9,991,182
Signode Industrial Group US, Inc.
Term Loan, 4.38%, (USD LIBOR + 2.75%), Maturing May 4, 2021(4)		7,627	7,674,114
Tank Holding Corp.
Term Loan, 5.93%, (USD LIBOR + 4.25%), Maturing March 16, 2022(4)		9,357	9,456,235

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Terex Corporation
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing January 31, 2024		10,068	$10,152,003
Thermon Industries, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		3,875	3,908,906
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	13,075	16,401,390

			$396,542,531

Insurance — 3.3%
Alliant Holdings I, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022		21,378	$21,558,962
AmWINS Group, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		28,719	28,928,101
Asurion, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022		35,066	35,381,405
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		33,242	33,523,917
Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025		16,225	16,779,359
Cunningham Lindsey U.S., Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019		11,607	11,614,072
Term Loan - Second Lien, 9.69%, (3 mo. USD LIBOR + 8.00%), Maturing June 10, 2020		6,266	6,258,077
Financiere CEP
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	5,375	6,603,260
Hub International Limited
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020		37,823	38,129,998
NFP Corp.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		23,040	23,270,047
Sedgwick Claims Management Services, Inc.
Term Loan, Maturing February 26, 2021(5)		11,375	11,440,406
USI, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		27,681	27,847,871

			$261,335,475

Leisure Goods/Activities/Movies — 4.2%
AMC Entertainment, Inc.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2022		9,880	$9,926,667
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		3,935	3,952,467
Ancestry.com Operations, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		43,499	43,784,787
Bombardier Recreational Products, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023		34,057	34,471,814
Bright Horizons Family Solutions, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing November 7, 2023		8,613	8,669,499
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		13,063	13,085,503
Cedar Fair, L.P.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 13, 2024		2,438	2,464,099
ClubCorp Club Operations, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 18, 2024		19,047	19,210,452
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		24,410	24,581,191

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Emerald Expositions Holding, Inc.
Term Loan, 4.42%, (3 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		13,687	$13,820,089
Etraveli Holding AB
Term Loan, Maturing November 24, 2024(5)	EUR	8,300	10,133,111
Kasima, LLC
Term Loan, 4.17%, (USD LIBOR + 2.50%), Maturing May 17, 2021(4)		215	217,090
Lindblad Expeditions, Inc.
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021		635	641,494
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021		4,922	4,971,581
Live Nation Entertainment, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		18,661	18,859,514
Match Group, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022		6,661	6,711,460
National CineMedia, LLC
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.75%), Maturing November 26, 2019		6,607	6,638,900
Regal Cinemas Corporation
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing April 1, 2022		10,211	10,228,348
Sabre GLBL, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		11,356	11,449,547
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing May 14, 2020		2,287	2,280,850
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024		19,766	19,773,305
SRAM, LLC
Term Loan, 4.82%, (USD LIBOR + 3.25%), Maturing March 15, 2024(4)		16,166	16,205,970
Steinway Musical Instruments, Inc.
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.75%), Maturing September 19, 2019		10,393	10,405,798
Travel Leaders Group, LLC
Term Loan, 5.92%, (3 mo. USD LIBOR + 4.50%), Maturing January 25, 2024		15,888	16,132,603
UFC Holdings, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023		10,171	10,244,809
WMG Acquisition Corp.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing November 1, 2023		21,377	21,522,839

			$340,383,787

Lodging and Casinos — 5.2%
Affinity Gaming, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2023		11,579	$11,675,745
Amaya Holdings B.V.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		39,681	40,053,094
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 1, 2022		2,511	2,533,934
Aristocrat Leisure Limited
Term Loan, 3.74%, (3 mo. USD LIBOR + 2.00%), Maturing October 19, 2024		12,600	12,704,341
Boyd Gaming Corporation
Term Loan, 3.97%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023		12,644	12,744,839
Churchill Downs Incorporated
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024		3,500	3,529,508
CityCenter Holdings, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024		32,785	33,077,235
Cyan Blue Holdco 3 Limited
Term Loan, 4.77%, (3 mo. GBP LIBOR + 4.25%), Maturing August 23, 2024	GBP	925	1,322,938
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 23, 2024		10,918	11,027,563
Eldorado Resorts, LLC
Term Loan, 3.84%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024		11,943	11,975,221

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
ESH Hospitality, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 30, 2023		36,888	$37,224,842
Four Seasons Hotels Limited
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023		6,881	6,951,885
Gateway Casinos & Entertainment Limited
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2023		5,846	5,940,616
Golden Nugget, Inc.
Term Loan, 4.88%, (USD LIBOR + 3.25%), Maturing October 4, 2023(4)		38,070	38,563,760
Hanjin International Corp.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.50%), Maturing September 20, 2020		5,225	5,265,818
Hilton Worldwide Finance, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023		39,244	39,584,510
Hospitality Investors Trust
Term Loan, 4.56%, (1 mo. USD LIBOR + 3.00%), Maturing December 26, 2024		4,750	4,693,950
La Quinta Intermediate Holdings, LLC
Term Loan, 4.47%, (3 mo. USD LIBOR + 2.75%), Maturing April 14, 2021		12,439	12,508,445
Las Vegas Sands, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 29, 2024		3,960	3,995,474
MGM Growth Properties Operating Partnership L.P.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing April 23, 2021		21,674	21,768,673
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023		23,605	23,806,939
Playa Resorts Holding B.V.
Term Loan, 5.00%, (USD LIBOR + 3.25%), Maturing April 5, 2024(4)		30,651	30,899,964
RHP Hotel Properties, L.P.
Term Loan, 3.67%, (3 mo. USD LIBOR + 2.25%), Maturing May 11, 2024		10,421	10,507,225
Richmond UK Bidco Limited
Term Loan, 4.74%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,841	4,009,350
Tropicana Entertainment, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 27, 2020		3,649	3,681,025
VICI Properties 1, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing December 20, 2024		23,700	23,913,964

			$413,960,858

Nonferrous Metals/Minerals — 1.2%
Dynacast International, LLC
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		17,861	$18,151,089
Fairmount Santrol, Inc.
Term Loan, 7.69%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022		18,575	18,845,879
Global Brass & Copper, Inc.
Term Loan, 4.88%, (1 mo. USD LIBOR + 3.25%), Maturing July 18, 2023		10,986	11,095,797
Murray Energy Corporation
Term Loan, 8.94%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020		18,272	16,638,976
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(6)		199	119,154
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(7)		3,091	336,964
Oxbow Carbon, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 14, 2022		6,900	6,994,875
Term Loan - Second Lien, 9.07%, (1 mo. USD LIBOR + 7.50%), Maturing December 14, 2023		7,950	8,069,250
Rain Carbon GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing December 31, 2024	EUR	9,875	12,287,129

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(6)	1,604	$981,173

		$93,520,286

Oil and Gas — 2.8%
Ameriforge Group, Inc.
Term Loan, 10.69%, (3 mo. USD LIBOR + 9.00% (9.69% Cash, 1.00% PIK)), Maturing June 8, 2022	15,190	$16,406,442
BCP Raptor, LLC
Term Loan, 5.73%, (3 mo. USD LIBOR + 4.25%), Maturing June 24, 2024	7,040	7,108,557
Bronco Midstream Funding, LLC
Term Loan, 5.44%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020	16,179	16,441,833
CITGO Holding, Inc.
Term Loan, 10.19%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018	6,895	6,922,847
CITGO Petroleum Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021	15,706	15,706,060
Crestwood Holdings, LLC
Term Loan, 9.44%, (3 mo. USD LIBOR + 8.00%), Maturing June 19, 2019	7,647	7,690,192
Fieldwood Energy, LLC
Term Loan, 4.57%, (3 mo. USD LIBOR + 2.88%), Maturing September 28, 2018	12,537	12,380,742
Term Loan, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020	14,475	13,859,813
Term Loan, 0.00%, Maturing September 30, 2020(7)	3,998	2,598,681
Term Loan - Second Lien, 0.00%, Maturing September 30, 2020(7)	5,552	874,445
Green Plains Renewable Energy, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023	12,943	13,088,166
Medallion Midland Acquisition, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024	6,550	6,611,406
MEG Energy Corp.
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023	42,399	42,643,778
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)(7)	75	0
Term Loan, 7.73%, (3 mo. USD LIBOR + 6.00% (1.00% Cash, 6.73% PIK)), Maturing July 18, 2022	582	493,352
PSC Industrial Holdings Corp.
Term Loan, 5.81%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024	11,200	11,256,000
Term Loan - Second Lien, 10.06%, (1 mo. USD LIBOR + 8.50%), Maturing October 3, 2025	4,100	4,038,500
Seadrill Partners Finco, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 21, 2021	15,053	13,176,495
Sheridan Investment Partners II L.P.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	359	315,556
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	961	846,118
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020	6,912	6,082,487
Sheridan Production Partners I, LLC
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	890	763,643
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	1,457	1,250,222
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019	10,992	9,435,054
Ultra Resources, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing April 12, 2024	13,300	13,329,100

		$223,319,489

21

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Packaging & Containers — 0.2%
Crown Holdings, Inc.
Term Loan, Maturing January 3, 2025(5)		6,725	$6,812,062
Term Loan, Maturing January 18, 2025(5)	EUR	6,200	7,801,048

			$14,613,110

Publishing — 1.6%
Ascend Learning, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024		13,616	$13,696,726
Getty Images, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019		41,380	39,341,722
Harland Clarke Holdings Corp.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		12,453	12,630,184
LSC Communications, Inc.
Term Loan, 7.07%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		8,284	8,341,439
Merrill Communications, LLC
Term Loan, 7.02%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022		4,528	4,584,687
Multi Color Corporation
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024		3,525	3,549,235
Nielsen Finance, LLC
Term Loan, 3.55%, (1 mo. USD LIBOR + 2.00%), Maturing October 4, 2023		25,560	25,746,404
Prometric Holdings, Inc.
Term Loan, 4.77%, (3 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		3,125	3,162,109
ProQuest, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021		12,193	12,364,734
Tweddle Group, Inc.
Term Loan, 7.77%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022		7,766	7,649,756

			$131,066,996

Radio and Television — 3.2%
ALM Media Holdings, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020		5,732	$5,015,725
AP NMT Acquisition B.V.
Term Loan, 7.44%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021		5,149	5,157,140
CBS Radio, Inc.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024		16,544	16,665,645
Cumulus Media Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020		38,470	33,228,285
E.W. Scripps Company (The)
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 2, 2024		3,865	3,896,718
Entravision Communications Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024		11,396	11,474,788
Gray Television, Inc.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024		2,351	2,372,312
Hubbard Radio, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022		4,931	4,975,050
iHeartCommunications, Inc.
Term Loan, 8.44%, (3 mo. USD LIBOR + 6.75%), Maturing January 30, 2019		14,994	11,489,289
Term Loan, 9.19%, (3 mo. USD LIBOR + 7.50%), Maturing July 30, 2019		2,571	1,969,005
Mission Broadcasting, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024		2,568	2,584,875
Nexstar Broadcasting, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024		20,391	20,527,190

22

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Radio Systems Corporation
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing May 2, 2024	4,104	$4,130,027
Raycom TV Broadcasting, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	11,272	11,306,974
Sinclair Television Group, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	17,449	17,559,986
Term Loan, Maturing December 12, 2024(5)	31,175	31,492,985
Univision Communications, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	75,641	75,800,738

		$259,646,732

Retailers (Except Food and Drug) — 3.5%
Ascena Retail Group, Inc.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	18,814	$16,869,789
Bass Pro Group, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	9,526	9,572,565
BJ’s Wholesale Club, Inc.
Term Loan, 4.95%, (2 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	9,560	9,565,475
CDW, LLC
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.00%), Maturing August 17, 2023	17,864	18,005,768
Coinamatic Canada, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	850	856,986
David’s Bridal, Inc.
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	17,500	15,705,999
Evergreen Acqco 1 L.P.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	16,536	15,923,074
Global Appliance, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	10,125	10,333,192
Go Wireless, Inc.
Term Loan, 8.16%, (3 mo. USD LIBOR + 6.50%), Maturing December 20, 2024	7,825	7,854,344
Harbor Freight Tools USA, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,436	5,468,412
J. Crew Group, Inc.
Term Loan, 4.63%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	23,065	14,348,575
LSF9 Atlantis Holdings, LLC
Term Loan, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	14,601	14,713,204
Men’s Wearhouse, Inc. (The)
Term Loan, 5.09%, (USD LIBOR + 3.50%), Maturing June 18, 2021(4)	9,650	9,710,465
Michaels Stores, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	13,383	13,490,201
Neiman Marcus Group Ltd., LLC
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	19,876	17,037,496
Party City Holdings, Inc.
Term Loan, 4.72%, (3 mo. USD LIBOR + 3.00%), Maturing August 19, 2022	22,721	22,878,457
PetSmart, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	38,700	31,661,642
PFS Holding Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	11,497	8,162,947
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	6,135	5,828,290
Rent-A-Center, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	931	928,979

23

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Staples, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024		6,250	$6,231,931
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019		21,562	19,055,417
Vivid Seats Ltd.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2024		10,348	10,364,164

			$284,567,372

Steel — 1.0%
Atkore International, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing December 22, 2023		22,291	$22,458,538
Neenah Foundry Company
Term Loan, 8.11%, (USD LIBOR + 6.50%), Maturing December 13, 2022(4)		8,625	8,581,875
Phoenix Services International, LLC
Term Loan, Maturing January 26, 2025(5)		9,200	9,154,000
Zekelman Industries, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021		38,677	39,010,449

			$79,204,862

Surface Transport — 0.6%
Agro Merchants NAI Holdings, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 6, 2024		4,000	$4,050,000
Avis Budget Car Rental, LLC
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.00%), Maturing March 15, 2022		9,712	9,759,009
Hertz Corporation (The)
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		7,467	7,480,485
Kenan Advantage Group, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		971	976,818
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		3,192	3,212,146
PODS, LLC
Term Loan, 4.56%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024		6,484	6,556,692
Stena International S.a.r.l.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		20,314	19,374,921

			$51,410,071

Telecommunications — 4.9%
Arris Group, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 26, 2024		571	$577,815
CenturyLink, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		50,575	49,911,203
Ciena Corporation
Term Loan, 4.06%, (USD Prime + 1.50%), Maturing January 28, 2022(4)		6,653	6,686,098
Colorado Buyer, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		14,066	14,185,269
Consolidated Communications, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		17,297	17,096,030
Digicel International Finance Limited
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		11,696	11,785,838
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	16,875	21,047,715
Epicor Software
Term Loan, Maturing June 1, 2022(5)		3,350	3,377,219

24

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Frontier Communications Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		18,930	$18,610,433
Gamma Infrastructure III B.V.
Term Loan, Maturing January 9, 2025(5)	EUR	8,300	10,289,838
Global Eagle Entertainment, Inc.
Term Loan, 9.36%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		18,851	19,204,493
Intelsat Jackson Holdings S.A.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing January 14, 2024		17,500	17,759,770
IPC Corp.
Term Loan, 6.28%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		16,765	16,680,914
Level 3 Financing, Inc.
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		23,800	23,933,875
Mitel Networks Corporation
Term Loan, 5.40%, (2 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		4,688	4,751,738
Onvoy, LLC
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		16,302	14,671,631
SBA Senior Finance II, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing March 24, 2021		10,953	11,037,900
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing June 10, 2022		1,943	1,956,546
Sprint Communications, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		54,116	54,310,556
Syniverse Holdings, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing April 23, 2019		11,867	11,823,888
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing April 23, 2019		18,900	18,831,960
Telesat Canada
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing November 17, 2023		44,161	44,473,531

			$393,004,260

Utilities — 2.0%
Calpine Construction Finance Company L.P.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		7,763	$7,812,411
Calpine Corporation
Term Loan, 3.32%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019		3,896	3,911,908
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		36,957	37,183,313
Dayton Power & Light Company (The)
Term Loan, 3.58%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		4,034	4,055,680
Dynegy, Inc.
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.75%), Maturing February 7, 2024		18,877	19,093,795
Granite Acquisition, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		4,546	4,613,698
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		23,059	23,400,310
Invenergy Thermal Operating I, LLC
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022		4,395	4,175,434
Lightstone Generation, LLC
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024		1,516	1,529,388
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024		23,881	24,085,946
Lonestar Generation, LLC
Term Loan, 6.01%, (3 mo. USD LIBOR + 4.25%), Maturing February 22, 2021		8,842	8,786,810
Longview Power, LLC
Term Loan, 7.78%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		10,408	8,482,622

25

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Talen Energy Supply, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		7,459	$7,534,512
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		6,788	6,851,142

			$161,516,969

Total Senior Floating-Rate Loans (identified cost $9,162,093,518)			$9,169,184,363

Corporate Bonds & Notes — 3.2%

Security	Principal Amount* (000’s omitted)		Value
Automotive — 0.1%
Federal-Mogul LLC / Federal-Mogul Financing Corp.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(8)(9)	EUR	6,000	$7,516,342

			$7,516,342

Building and Development — 0.0%(10)
VICI Properties 1, LLC/VICI FC, Inc.
8.00%, 10/15/23		121	$136,482

			$136,482

Cable and Satellite Television — 0.0%(10)
Virgin Media Secured Finance PLC
5.50%, 1/15/25(8)		1,825	$1,867,796

			$1,867,796

Chemicals and Plastics — 0.4%
Avantor, Inc.
6.00%, 10/1/24(8)		6,500	$6,573,125
Hexion, Inc.
6.625%, 4/15/20		22,200	20,313,000
PQ Corp.
6.75%, 11/15/22(8)		3,000	3,217,500

			$30,103,625

Containers and Glass Products — 0.3%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		19,746	$20,091,117
5.222%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)		8,075	8,236,500

			$28,327,617

Drugs — 0.5%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(8)		9,841	$10,336,002
7.00%, 3/15/24(8)		12,794	13,637,636
5.50%, 11/1/25(8)		20,375	20,665,344

			$44,638,982

Electronics/Electrical — 0.1%
Western Digital Corp.
7.375%, 4/1/23(8)		10,400	$11,349,000

			$11,349,000

26

Security	Principal Amount* (000’s omitted)		Value
Entertainment — 0.1%
Vue International Bidco PLC
4.921%(3 mo. EURIBOR + 5.25%), 7/15/20(8)(9)	EUR	2,875	$3,599,260
7.875%, 7/15/20 (8)	GBP	3,500	5,086,753

			$8,686,013

Equipment Leasing — 0.0%(10)
International Lease Finance Corp.
7.125%, 9/1/18(8)		750	$769,944

			$769,944

Food Products — 0.1%
Iceland Bondco PLC
4.772%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(9)	GBP	3,074	$4,348,144

			$4,348,144

Health Care — 0.8%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		11,650	$10,921,875
6.25%, 3/31/23		13,375	12,438,750
HCA, Inc.
4.75%, 5/1/23		4,650	4,842,975
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		16,825	17,750,375
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,148,500
4.375%, 10/1/21		6,225	6,256,125

			$65,358,600

Insurance — 0.1%
Galaxy Bidco, Ltd.
5.526%, (3 mo. GBP LIBOR + 5.00%), 11/15/19(8)(9)	GBP	6,500	$9,260,631

			$9,260,631

Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,278,750

			$4,278,750

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		6,700	$6,762,813

			$6,762,813

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19		1,709	$1,324,475
Univision Communications, Inc.
6.75%, 9/15/22(8)		993	1,032,720
5.125%, 2/15/25(8)		3,000	2,917,500

			$5,274,695

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		8,600	$6,041,500

			$6,041,500

27

Security	Principal Amount* (000’s omitted)		Value
Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(9)	EUR	6,175	$7,302,561

			$7,302,561

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(8)		2,000	$2,070,700
5.875%, 1/15/24(8)		5,000	5,125,000
5.25%, 6/1/26(8)		7,675	7,559,875

			$14,755,575

Total Corporate Bonds & Notes (identified cost $257,854,761)			$256,779,070

Asset-Backed Securities — 0.5%

Security	Principal Amount (000’s omitted)		Value
ALM Loan Funding, Ltd.
Series 2013-7RA, Class DR, 8.862%, (3 mo. USD LIBOR + 7.14%), 10/15/28(8)(9)		$3,000	$3,158,571
Series 2015-16A, Class D, 7.072%, (3 mo. USD LIBOR + 5.35%), 7/15/27(8)(9)		3,000	3,019,872
Apidos CLO XVII
Series 2014-17A, Class C, 5.031%, (3 mo. USD LIBOR + 3.30%), 4/17/26(8)(9)		1,500	1,504,534
Apidos CLO XXI
Series 2015-21A, Class D, 7.284%, (3 mo. USD LIBOR + 5.55%), 7/18/27(8)(9)		1,500	1,513,162
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 6.631%, (3 mo. USD LIBOR + 4.90%), 10/17/24(8)(9)		2,000	2,007,426
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.981%, (3 mo. USD LIBOR + 4.25%), 7/17/25(8)(9)		1,670	1,653,818
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.82%, (3 mo. USD LIBOR + 5.10%), 7/15/26(8)(9)		2,175	2,171,957
Cole Park CLO, Ltd.
Series 2015-1A, Class E, 7.845%, (3 mo. USD LIBOR + 6.10%), 10/20/28(8)(9)		2,000	2,021,928
Galaxy CLO, Ltd.
Series 2013-15A, Class ER, 8.367%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(9)		2,500	2,558,925
Series 2015-19A, Class D1R, 8.271%, (3 mo. USD LIBOR + 6.53%), 7/24/30(8)(9)		2,000	2,036,581
Neuberger Berman CLO XVIII, Ltd.
Series 2014-18A, Class DR, 9.163%, (3 mo. USD LIBOR + 7.75%), 11/14/27(8)(9)		2,000	2,079,837
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.936%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(9)		3,000	3,085,627
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 5.245%, (3 mo. USD LIBOR + 3.50%), 4/20/25(8)(9)		2,900	2,916,237
Octagon Investment Partners XIV, Ltd.
Series 2012-1A, Class DR, 8.872%, (3 mo. USD LIBOR + 7.15%), 7/15/29(8)(9)		2,000	2,077,205
Palmer Square CLO, Ltd.
Series 2013-2A, Class DR, 7.831%, (3 mo. USD LIBOR + 6.10%), 10/17/27(8)(9)		2,450	2,465,610
Series 2015-1A, Class DR, 7.641%, (3 mo. USD LIBOR + 6.20%), 5/21/29(8)(9)		1,850	1,878,912
Voya CLO, Ltd.
Series 2015-3A, Class D2, 7.195%, (3 mo. USD LIBOR + 5.45%), 10/20/27(8)(9)		2,900	2,917,671

Total Asset-Backed Securities (identified cost $37,188,953)			$39,067,873

28

Common Stocks — 1.0%

Security	Shares	Value
Aerospace and Defense — 0.0%(10)
IAP Global Services, LLC(3)(11)(12)	168	$1,836,234

		$1,836,234

Automotive — 0.0%(10)
Dayco Products, LLC(11)(12)	48,926	$1,541,169

		$1,541,169

Business Equipment and Services — 0.3%
Education Management Corp.(3)(11)(12)	41,829,101	$0
RCS Capital Corp.(11)(12)	435,169	19,365,021

		$19,365,021

Electronics/Electrical — 0.1%
Answers Corp.(11)(12)	642,963	$9,644,445

		$9,644,445

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(11)(12)	319,499	$83,868

		$83,868

Lodging and Casinos — 0.0%(10)
Caesars Entertainment Corp.(11)(12)	49,491	$690,399

		$690,399

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(11)(12)	1,769	$0

		$0

Oil and Gas — 0.4%
AFG Holdings, Inc.(11)(12)	551,531	$22,612,771
Paragon Offshore Finance Company, Class A(11)(12)	16,581	19,897
Paragon Offshore Finance Company, Class B(11)(12)	8,290	283,933
Paragon Offshore, Ltd.(11)(12)	16,581	331,620
Samson Resources II, LLC, Class A(11)(12)	387,972	8,535,384
Southcross Holdings Group, LLC(3)(11)(12)	573	0
Southcross Holdings L.P., Class A(11)(12)	573	229,200

		$32,012,805

Publishing — 0.2%
ION Media Networks, Inc.(3)(12)	13,247	$9,309,992
MediaNews Group, Inc.(11)(12)	66,239	1,059,822

		$10,369,814

Total Common Stocks (identified cost $39,349,877)		$75,543,755

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1, 7.50%(3)(11)(12)	46,544	$0

Total Convertible Preferred Stocks (identified cost $3,284,920)		$0

29

Short-Term Investments — 1.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(13)	114,327,171	$114,338,604

Total Short-Term Investments (identified cost $114,327,171)		$114,338,604

Total Investments — 120.5% (identified cost $9,614,099,200)		$9,654,913,665

Less Unfunded Loan Commitments — (0.1)%		$(4,882,924)

Net Investments — 120.4% (identified cost $9,609,216,276)		$9,650,030,741

Other Assets, Less Liabilities — (20.4)%		$(1,636,887,273)

Net Assets — 100.0%		$8,013,143,468

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	The stated interest rate represents the weighted average interest rate at January 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after January 31, 2018, at which time the interest rate will be determined.

(6)	Fixed-rate loan.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $202,094,894 or 2.5% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(10)	Amount is less than 0.05%.

30

(11)	Non-income producing security.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $361,883.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	10,000,000	USD	12,396,000	Goldman Sachs International	2/1/18	$19,497	$—
CAD	4,000,000	USD	3,229,210	JPMorgan Chase Bank, N.A.	2/28/18	23,843	—
USD	23,903,960	CAD	30,688,836	HSBC Bank USA, N.A.	2/28/18	—	(1,054,140)
USD	6,066,067	EUR	5,070,000	Deutsche Bank AG	2/28/18	—	(238,900)
USD	4,779,688	EUR	4,000,000	Deutsche Bank AG	2/28/18	—	(194,645)
USD	35,444,909	EUR	29,758,755	Goldman Sachs International	2/28/18	—	(1,562,582)
USD	12,416,790	EUR	10,000,000	Goldman Sachs International	2/28/18	—	(19,043)
USD	82,611,177	EUR	69,359,375	State Street Bank and Trust Company	2/28/18	—	(3,642,985)
USD	125,697,075	EUR	105,000,000	Goldman Sachs International	3/29/18	—	(5,145,340)
USD	12,459,552	EUR	10,000,000	State Street Bank and Trust Company	3/29/18	—	(1,631)
USD	140,493,661	EUR	112,690,087	Goldman Sachs International	4/30/18	—	(235,128)
USD	64,626,721	GBP	45,624,455	State Street Bank and Trust Company	4/30/18	—	(375,734)

						$43,340	$(12,470,128)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $43,340 and $12,470,128, respectively.

31

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$9,144,230,980	$20,070,459	$9,164,301,439
Corporate Bonds & Notes	—	256,779,070	—	256,779,070
Asset-Backed Securities	—	39,067,873	—	39,067,873
Common Stocks	690,399	63,707,130	11,146,226	75,543,755
Convertible Preferred Stocks	—	—	0	0
Short-Term Investments	—	114,338,604	—	114,338,604
Total Investments	$690,399	$9,618,123,657	$31,216,685	$9,650,030,741
Forward Foreign Currency Exchange Contracts	$—	$43,340	$—	$43,340
Total	$690,399	$9,618,166,997	$31,216,685	$9,650,074,081

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(12,470,128)	$—	$(12,470,128)
Total	$—	$(12,470,128)	$—	$(12,470,128)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

32

Eaton Vance

Floating-Rate & High Income Fund

January 31, 2018 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2018, the Fund owned 15.2% of Eaton Vance Floating Rate Portfolio’s outstanding interests and 17.2% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2018 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Eaton Vance Floating Rate Portfolio (identified cost, $1,530,609,888 )	$1,513,972,680	83.5%

High Income Opportunities Portfolio (identified cost, $293,557,900)	293,262,548	16.2%

Total Investments in Affiliated Portfolios (identified cost $1,824,167,788)	$1,807,235,228	99.7%

Other Assets, Less Liabilities	$4,627,287	0.3%

Net Assets	$1,811,862,515	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2018 and October 31, 2017, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Eaton Vance Floating Rate Portfolio’s Portfolio of Investments is included herein. A copy of the Form N-Q (containing a Portfolio of Investments) for High Income Opportunities Portfolio at January 31, 2018 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Floating Rate Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 91.0%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.2%
Accudyne Industries, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing August 16, 2024		7,855	$7,934,565
IAP Worldwide Services, Inc.
Revolving Loan, 1.39%, (3 mo. USD LIBOR + 5.50%), Maturing July 18, 2018(2)		5,347	5,350,831
Term Loan - Second Lien, 8.19%, (3 mo. USD LIBOR + 6.50%), Maturing July 18, 2019(3)		7,139	5,809,045
TransDigm, Inc.
Term Loan, 4.36%, (USD LIBOR + 2.75%), Maturing June 9, 2023(4)		62,377	62,987,320
Term Loan, 4.67%, (USD LIBOR + 3.00%), Maturing August 22, 2024(4)		28,392	28,673,867
Wesco Aircraft Hardware Corp.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2021		12,188	11,974,219

			$122,729,847

Automotive — 2.2%
American Axle and Manufacturing, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 6, 2024		38,440	$38,637,820
Apro, LLC
Term Loan, 5.56%, (1 mo. USD LIBOR + 4.00%), Maturing August 8, 2024		2,913	2,945,792
Belron Finance US, LLC
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing November 7, 2024	EUR	2,750	3,452,672
Term Loan, 3.89%, (3 mo. USD LIBOR + 2.50%), Maturing November 7, 2024		6,175	6,256,047
Chassix, Inc.
Term Loan, 7.06%, (USD LIBOR + 5.50%), Maturing November 15, 2023(4)		7,850	7,771,500
CS Intermediate Holdco 2, LLC
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing November 2, 2023		6,333	6,384,665
Dayco Products, LLC
Term Loan, 6.48%, (3 mo. USD LIBOR + 5.00%), Maturing May 19, 2023		11,666	11,855,954
DexKo Global, Inc.
Term Loan, 1.97%, (2 mo. USD LIBOR + 3.50%), Maturing July 24, 2024(2)		2,700	2,732,062
Term Loan, Maturing July 24, 2024(5)	EUR	287	357,904
Term Loan, Maturing July 24, 2024(5)	EUR	717	894,761
Term Loan, Maturing July 24, 2024(5)		1,688	1,707,539
FCA US, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing December 31, 2018		10,000	10,039,060
Federal-Mogul Holdings Corporation
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing April 15, 2021		45,293	45,702,960
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2019		16,217	16,302,950
Horizon Global Corporation
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing June 30, 2021		5,823	5,873,661

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sage Automotive Interiors, Inc.
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing October 27, 2022		7,526	$7,615,682
TI Group Automotive Systems, LLC
Term Loan, 3.50%, (3 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2022	EUR	7,844	9,806,216
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2022		17,703	17,841,263
Tower Automotive Holdings USA, LLC
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.75%), Maturing March 7, 2024		17,730	17,851,893
Visteon Corporation
Term Loan, 3.41%, (3 mo. USD LIBOR + 2.00%), Maturing March 24, 2024		2,500	2,519,923

			$216,550,324

Beverage and Tobacco — 0.3%
Arctic Glacier U.S.A., Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing March 20, 2024		5,608	$5,677,720
Flavors Holdings, Inc.
Term Loan, 7.44%, (3 mo. USD LIBOR + 5.75%), Maturing April 3, 2020		10,511	9,617,222
Term Loan - Second Lien, 11.69%, (3 mo. USD LIBOR + 10.00%), Maturing October 3, 2021		3,000	2,325,000
Refresco Group B.V.
Term Loan, Maturing September 26, 2024(5)		3,975	3,997,359
Term Loan, Maturing September 26, 2024(5)	EUR	10,000	12,452,744

			$34,070,045

Brokerage/Securities Dealers/Investment Houses — 0.5%
Aretec Group, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing November 23, 2020		15,826	$15,905,407
Term Loan - Second Lien, 7.07%, (1 mo. USD LIBOR + 5.50% (2.00% Cash, 5.07% PIK)), Maturing May 23, 2021		26,581	26,680,938
Resolute Investment Managers, Inc.
Term Loan - Second Lien, 9.27%, (3 mo. USD LIBOR + 7.50%), Maturing April 30, 2023		3,800	3,871,250
Salient Partners L.P.
Term Loan, 10.06%, (3 mo. USD LIBOR + 8.50%), Maturing May 19, 2021		8,825	8,560,129

			$55,017,724

Building and Development — 2.4%
American Builders & Contractors Supply Co., Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing October 31, 2023		33,879	$34,182,526
Beacon Roofing Supply, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025		6,625	6,681,193
Capital Automotive L.P.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.50%), Maturing March 24, 2024		4,829	4,864,772
Core & Main L.P.
Term Loan, 4.46%, (6 mo. USD LIBOR + 3.00%), Maturing August 1, 2024		13,736	13,842,877
CPG International, Inc.
Term Loan, 5.59%, (6 mo. USD LIBOR + 3.75%), Maturing May 3, 2024		15,514	15,703,037
DTZ U.S. Borrower, LLC
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2021		33,920	33,986,513
Henry Company, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing October 5, 2023		9,763	9,933,714
PCF GmbH
Term Loan, 4.00%, (3 mo. EURIBOR + 3.25%, Floor 0.75%), Maturing August 1, 2024	EUR	8,625	10,748,523

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Ply Gem Industries, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 1, 2021	6,953	$7,012,528
Quikrete Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 15, 2023	36,880	37,133,356
RE/MAX International, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing December 15, 2023	21,588	21,520,305
Realogy Corporation
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing July 20, 2021	4,873	4,876,405
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 20, 2022	10,904	11,008,756
Summit Materials Companies I, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing November 11, 2024	7,600	7,668,871
Werner FinCo L.P.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 24, 2024	8,435	8,466,192
WireCo WorldGroup, Inc.
Term Loan, 6.98%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2023	7,930	7,989,173

		$235,618,741

Business Equipment and Services — 8.6%
Acosta Holdco, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing September 26, 2021	12,579	$10,979,862
AlixPartners, LLP
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing April 4, 2024	24,763	24,971,824
Altisource Solutions S.a.r.l.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing December 9, 2020	8,237	8,234,309
Brand Energy & Infrastructure Services, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing June 21, 2024	5,995	6,082,928
Camelot UK Holdco Limited
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 3, 2023	23,381	23,614,534
Cast and Crew Payroll, LLC
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	8,548	8,628,500
Change Healthcare Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 1, 2024	79,189	79,727,405
Corporate Capital Trust, Inc.
Term Loan, 5.00%, (3 mo. USD LIBOR + 3.25%), Maturing May 20, 2019	17,493	17,591,401
CPM Holdings, Inc.
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing April 11, 2022	3,470	3,524,890
Crossmark Holdings, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 20, 2019	35,575	18,309,906
Cypress Intermediate Holdings III, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing April 27, 2024	17,105	17,211,529
EAB Global, Inc.
Term Loan, 5.48%, (3 mo. USD LIBOR + 3.75%), Maturing November 15, 2024	14,600	14,709,500
Education Management, LLC
Revolving Loan, 5.17%, (USD LIBOR + 4.50%), Maturing March 31, 2019(2)(3)(4)	6,523	3,098,460
Term Loan, 5.85%, (3 mo. USD LIBOR + 4.50%), Maturing July 2, 2020(3)	4,614	2,191,486
Term Loan, 0.00%, (3 mo. USD Prime + 8.50%), Maturing July 2, 2020(3)(7)	10,387	0
EIG Investors Corp.
Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), Maturing February 9, 2023	48,299	48,760,547
Element Materials Technology Group US Holdings, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing June 28, 2024	4,325	4,368,250

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Extreme Reach, Inc.
Term Loan, 7.95%, (3 mo. USD LIBOR + 6.25%), Maturing February 7, 2020		10,241	$10,241,245
First Data Corporation
Term Loan, 3.31%, (1 mo. USD LIBOR + 1.75%), Maturing June 2, 2020		14,219	14,257,429
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		53,049	53,435,875
Garda World Security Corporation
Term Loan, 4.97%, (3 mo. USD LIBOR + 3.50%), Maturing May 24, 2024		21,655	21,864,554
Term Loan, 5.65%, (3 mo. USD LIBOR + 4.25%), Maturing May 24, 2024	CAD	12,942	10,601,091
Gartner, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 20, 2022		2,888	2,898,328
Global Payments, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing April 21, 2023		6,377	6,428,624
GreenSky Holdings, LLC
Term Loan, 5.63%, (1 mo. USD LIBOR + 4.00%), Maturing August 26, 2024		18,404	18,518,899
IG Investment Holdings, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 29, 2021		27,575	27,953,950
Information Resources, Inc.
Term Loan, 5.81%, (1 mo. USD LIBOR + 4.25%), Maturing January 18, 2024		16,054	16,189,149
ION Trading Technologies S.a.r.l.
Term Loan, 3.75%, (2 mo. EURIBOR + 2.75%, Floor 1.00%), Maturing November 21, 2024	EUR	23,900	29,926,505
J.D. Power and Associates
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 7, 2023		13,188	13,303,308
KAR Auction Services, Inc.
Term Loan, 4.00%, (3 mo. USD LIBOR + 2.25%), Maturing March 11, 2021		14,236	14,355,935
Kronos Incorporated
Term Loan, 4.90%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2023		62,948	63,580,411
LegalZoom.com, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.50%), Maturing November 21, 2024		8,325	8,377,031
Monitronics International, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		22,808	22,865,156
PGX Holdings, Inc.
Term Loan, 6.83%, (1 mo. USD LIBOR + 5.25%), Maturing September 29, 2020		10,497	10,287,143
Prime Security Services Borrower, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing May 2, 2022		17,389	17,563,208
Red Ventures, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing November 8, 2024		15,087	15,282,069
ServiceMaster Company
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2023		37,026	37,334,538
SMG (Stadium Management Group)
Term Loan, 4.89%, (1 mo. USD LIBOR + 3.25%), Maturing January 23, 2025		2,700	2,733,750
Spin Holdco, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing November 14, 2022		37,946	38,311,666
Techem GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing October 2, 2024	EUR	14,375	17,949,060
Tempo Acquisition, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		9,602	9,661,761
Trans Union, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing April 10, 2023		10,685	10,765,146

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing September 2, 2021		26,287	$26,414,147
Vantiv, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing August 9, 2024		14,350	14,461,614
Vestcom Parent Holdings, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing December 19, 2023		13,090	13,221,172
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022		1,552	1,565,093
West Corporation
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		12,294	12,447,850

			$854,801,038

Cable and Satellite Television — 4.0%
Atlantic Broadband Finance, LLC
Term Loan, 3.95%, (1 mo. USD LIBOR + 2.38%), Maturing January 3, 2025		6,180	$6,203,175
Charter Communications Operating, LLC
Term Loan, 3.58%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2025		40,300	40,595,963
CSC Holdings, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		34,637	34,782,832
Term Loan, 4.14%, (3 mo. USD LIBOR + 2.50%), Maturing January 25, 2026		14,425	14,536,188
Numericable Group S.A.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 31, 2025	EUR	9,928	11,916,687
Term Loan, 4.52%, (3 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		20,545	19,842,798
Radiate Holdco, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		10,146	10,188,278
Term Loan, Maturing February 1, 2024(5)		14,575	14,621,684
Telenet Financing USD, LLC
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing March 1, 2026		20,425	20,584,560
Unitymedia Finance, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		10,800	10,850,630
Unitymedia Hessen GmbH & Co. KG
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing January 15, 2027	EUR	10,000	12,473,701
UPC Financing Partnership
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		25,255	25,418,097
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 15, 2026	EUR	3,900	4,861,107
Virgin Media Bristol, LLC
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2026		79,100	79,636,773
Virgin Media Investment Holdings Limited
Term Loan, 3.75%, (1 mo. GBP LIBOR + 3.25%), Maturing January 15, 2027	GBP	12,925	18,414,647
Ziggo Secured Finance B.V.
Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing April 15, 2025	EUR	22,850	28,476,250
Ziggo Secured Finance Partnership
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2025		47,781	47,819,452

			$401,222,822

Chemicals and Plastics — 3.9%
Alpha 3 B.V.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2024		5,622	$5,675,859
Aruba Investments, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2022		3,845	3,849,461
Ashland, Inc.
Term Loan, 3.57%, (USD LIBOR + 2.00%), Maturing May 17, 2024(4)		6,293	6,360,242

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing February 1, 2023	EUR	12,845	$16,094,212
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing June 1, 2024		42,826	43,176,188
Caldic B.V.
Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing July 18, 2024	EUR	1,500	1,869,308
Chemours Company (The)
Term Loan, 3.00%, (1 mo. EURIBOR + 2.25%, Floor 0.75%), Maturing May 12, 2022	EUR	7,046	8,844,226
Emerald Performance Materials, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing August 1, 2021		5,300	5,351,484
Ferro Corporation
Term Loan, 2.75%, (3 mo. EURIBOR + 2.75%), Maturing February 14, 2024	EUR	2,978	3,726,288
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing February 14, 2024		9,255	9,333,157
Flint Group GmbH
Term Loan, 4.74%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		2,762	2,621,748
Flint Group US, LLC
Term Loan, 4.74%, (USD LIBOR + 3.00%), Maturing September 7, 2021(4)		16,709	15,859,424
Gemini HDPE, LLC
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		10,291	10,372,194
H.B. Fuller Company
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing October 20, 2024		22,544	22,748,578
Ineos US Finance, LLC
Term Loan, 2.50%, (1 mo. EURIBOR + 2.00%, Floor 0.50%), Maturing March 31, 2024	EUR	34,200	42,461,000
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 31, 2024		7,625	7,673,846
Kraton Polymers, LLC
Term Loan, 3.25%, (3 mo. EURIBOR + 2.50%, Floor 0.75%), Maturing January 6, 2022	EUR	3,173	3,983,852
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing January 6, 2022		13,453	13,622,341
MacDermid, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 7, 2020		4,906	4,945,880
Term Loan, 3.50%, (1 mo. EURIBOR + 2.75%, Floor 0.75%), Maturing June 7, 2023	EUR	2,997	3,752,497
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing June 7, 2023		27,074	27,316,384
Orion Engineered Carbons GmbH
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing July 25, 2024		7,250	7,294,965
PQ Corporation
Term Loan, 5.02%, (3 mo. USD LIBOR + 3.25%), Maturing November 4, 2022		13,483	13,574,038
Term Loan, Maturing February 8, 2025(5)		9,249	9,332,748
Proampac PG Borrower, LLC
Term Loan, 5.03%, (USD LIBOR + 3.50%), Maturing November 18, 2023(4)		4,030	4,082,437
Solenis International L.P.
Term Loan, 4.73%, (3 mo. USD LIBOR + 3.25%), Maturing July 31, 2021		4,585	4,599,123
Sonneborn Refined Products B.V.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		954	952,617
Sonneborn, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 10, 2020		5,405	5,398,164
Spectrum Plastics Group, Inc.
Term Loan, Maturing January 17, 2025(5)		380	384,053
Term Loan, Maturing January 17, 2025(5)		3,845	3,883,197

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Tata Chemicals North America, Inc.
Term Loan, 4.50%, (3 mo. USD LIBOR + 2.75%), Maturing August 7, 2020		5,654	$5,676,520
Trinseo Materials Operating S.C.A.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing September 6, 2024		4,106	4,152,412
Tronox Blocked Borrower, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		11,655	11,784,309
Tronox Finance, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing September 22, 2024		26,895	27,194,560
Unifrax Corporation
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 4, 2024		8,638	8,724,545
Univar, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing July 1, 2024		15,803	15,977,925
Venator Materials Corporation
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing August 8, 2024		4,314	4,338,455
Versum Materials, Inc.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing September 29, 2023		5,802	5,847,795

			$392,836,032

Clothing/Textiles — 0.1%
Tumi, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2023		10,885	$10,989,083

			$10,989,083

Conglomerates — 0.1%
Penn Engineering & Manufacturing Corp.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2024		2,836	$2,853,473
SGB-SMIT Management GmbH
Term Loan, 4.00%, (6 mo. EURIBOR + 4.00%), Maturing July 18, 2024	EUR	6,713	8,141,181

			$10,994,654

Containers and Glass Products — 2.2%
Anchor Glass Container Corporation
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2023		5,618	$5,657,018
Berry Plastics Group, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 1, 2022		16,310	16,447,317
Term Loan, 3.80%, (1 mo. USD LIBOR + 2.25%), Maturing January 19, 2024		7,444	7,502,682
BWAY Holding Company
Term Loan, 4.96%, (USD LIBOR + 3.25%), Maturing April 3, 2024(4)		18,195	18,361,576
Consolidated Container Company, LLC
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing May 22, 2024		4,289	4,323,208
Flex Acquisition Company, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 29, 2023		41,898	42,234,505
Horizon Holdings III SAS
Term Loan, 2.75%, (6 mo. EURIBOR + 2.75%), Maturing October 29, 2022	EUR	17,357	21,547,671
Libbey Glass, Inc.
Term Loan, 4.55%, (1 mo. USD LIBOR + 3.00%), Maturing April 9, 2021		10,437	10,306,362
Reynolds Group Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023		56,362	56,839,108

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Ring Container Technologies Group, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	8,525	$8,583,609
SIG Combibloc US Acquisition, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 13, 2022	23,175	23,380,252
Tekni-Plex, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 17, 2024	5,925	5,973,141

		$221,156,449

Cosmetics/Toiletries — 0.2%
KIK Custom Products, Inc.
Term Loan, 6.17%, (3 mo. USD LIBOR + 4.50%), Maturing August 26, 2022	18,935	$19,167,378

		$19,167,378

Drugs — 3.1%
Albany Molecular Research, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 30, 2024	15,486	$15,582,976
Alkermes, Inc.
Term Loan, 4.28%, (3 mo. USD LIBOR + 2.75%), Maturing September 25, 2021	19,171	19,338,531
Amneal Pharmaceuticals, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing November 1, 2019	25,840	25,963,558
Arbor Pharmaceuticals, Inc.
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing July 5, 2023	30,141	30,687,069
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 29, 2024	52,511	52,729,939
Horizon Pharma, Inc.
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing March 29, 2024	16,430	16,536,119
Jaguar Holding Company II
Term Loan, 4.39%, (USD LIBOR + 2.75%), Maturing August 18, 2022(4)	68,457	69,001,904
Mallinckrodt International Finance S.A.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	20,598	20,579,442
PharMerica Corporation
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing December 6, 2024	9,050	9,149,930
Term Loan - Second Lien, 9.31%, (3 mo. USD LIBOR + 7.75%), Maturing December 7, 2025	4,650	4,702,313
Valeant Pharmaceuticals International, Inc.
Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022	46,416	47,161,485

		$311,433,266

Ecological Services and Equipment — 0.9%
Advanced Disposal Services, Inc.
Term Loan, 3.72%, (1 week USD LIBOR + 2.25%), Maturing November 10, 2023	41,082	$41,415,843
Charah, LLC
Term Loan, 7.71%, (3 mo. USD LIBOR + 6.25%), Maturing October 25, 2024	7,375	7,476,406
Clean Harbors, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing June 27, 2024	3,159	3,176,895
EnergySolutions, LLC
Term Loan, 6.45%, (3 mo. USD LIBOR + 4.75%), Maturing May 29, 2020	14,397	14,721,004
GFL Environmental, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 29, 2023	14,298	14,405,008
Strategic Materials, Inc.
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.75%), Maturing October 25, 2024	2,400	2,430,000
Wrangler Buyer Corp.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing September 27, 2024	5,900	5,953,466

		$89,578,622

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Electronics/Electrical — 9.2%
Almonde, Inc.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing June 13, 2024		29,451	$29,658,259
Answers Finance, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing April 15, 2021		5,603	5,491,256
Term Loan - Second Lien, 9.00%, (3 mo. USD Prime + 7.90%, Cap 1.10%), Maturing September 15, 2021		4,657	4,563,596
Applied Systems, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024		29,531	29,867,831
Aptean, Inc.
Term Loan, 5.95%, (3 mo. USD LIBOR + 4.25%), Maturing December 20, 2022		21,279	21,438,869
Term Loan - Second Lien, 11.20%, (3 mo. USD LIBOR + 9.50%), Maturing December 14, 2023		2,835	2,863,350
Avast Software B.V.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing September 30, 2023		23,261	23,454,410
Barracuda Networks, Inc.
Term Loan, Maturing January 3, 2025(5)		11,500	11,625,062
Campaign Monitor Finance Pty. Limited
Term Loan, 6.94%, (3 mo. USD LIBOR + 5.25%), Maturing March 18, 2021		13,101	13,069,361
CommScope, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing December 29, 2022		8,384	8,454,669
CPI International, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing July 26, 2024		7,357	7,417,865
Cypress Semiconductor Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing July 5, 2021		10,999	11,147,549
DigiCert, Inc.
Term Loan, 6.52%, (3 mo. USD LIBOR + 4.75%), Maturing October 31, 2024		10,925	11,123,016
Electrical Components International, Inc.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing May 28, 2021		10,961	11,097,547
Electro Rent Corporation
Term Loan, 6.62%, (2 mo. USD LIBOR + 5.00%), Maturing January 31, 2024		13,118	13,240,477
Energizer Holdings, Inc.
Term Loan, 3.63%, (1 mo. USD LIBOR + 2.00%), Maturing June 30, 2022		8,340	8,381,904
Entegris, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2021		2,764	2,779,843
Exact Merger Sub, LLC
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024		7,057	7,145,529
EXC Holdings III Corp.
Term Loan, 5.16%, (6 mo. USD LIBOR + 3.50%), Maturing December 2, 2024		5,475	5,543,437
Eze Castle Software, Inc.
Term Loan, 4.64%, (USD LIBOR + 3.00%), Maturing April 6, 2020(4)		9,604	9,678,915
Flexera Software, LLC
Term Loan, Maturing January 23, 2025(5)		2,750	2,778,072
Go Daddy Operating Company, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		57,027	57,513,649
GTCR Valor Companies, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing June 16, 2023		10,873	10,990,219
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing June 20, 2023	EUR	2,993	3,731,592
Hyland Software, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing July 1, 2022		28,326	28,631,636
Infoblox, Inc.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023		17,584	17,803,789

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Infor (US), Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing February 1, 2022		83,289	$83,818,446
Informatica Corporation
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing August 5, 2022		40,717	40,986,732
Term Loan, Maturing August 5, 2022(5)	EUR	3,550	4,438,354
Lattice Semiconductor Corporation
Term Loan, 5.81%, (1 mo. USD LIBOR + 4.25%), Maturing March 10, 2021		6,552	6,642,288
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024		19,561	19,640,439
MA FinanceCo., LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 19, 2021		40,759	40,797,522
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		5,424	5,445,565
MTS Systems Corporation
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing July 5, 2023		948	955,826
Ping Identity Corporation
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing January 22, 2025		6,275	6,337,750
Renaissance Learning, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing April 9, 2021		15,667	15,798,799
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing April 11, 2022		4,550	4,575,594
Rocket Software, Inc.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing October 14, 2023		11,233	11,384,455
Seattle Spinco, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing June 21, 2024		36,626	36,775,242
SkillSoft Corporation
Term Loan, 6.32%, (USD LIBOR + 4.75%), Maturing April 28, 2021(4)		49,491	48,538,408
Sparta Systems, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 4.00%), Maturing August 21, 2024		3,491	3,526,162
SS&C Technologies, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		280	282,172
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing July 8, 2022		18,058	18,181,673
SurveyMonkey, Inc.
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing April 13, 2024		18,344	18,482,032
Switch, Ltd.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing June 27, 2024		2,836	2,859,499
Syncsort Incorporated
Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing August 9, 2024		18,304	18,309,836
Tibco Software, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing December 4, 2020		24,978	25,093,268
Uber Technologies
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 13, 2023		50,160	50,617,451
Veritas Bermuda Ltd.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing January 27, 2023		22,835	22,992,254
VF Holding Corp.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2023		32,178	32,502,141
Wall Street Systems Delaware, Inc.
Term Loan, 4.65%, (2 mo. EURIBOR + 3.00%, Floor 1.65%), Maturing November 21, 2024	EUR	6,650	8,292,427
Term Loan, 4.65%, (2 mo. USD LIBOR + 3.00%), Maturing November 21, 2024		8,500	8,533,643

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Western Digital Corporation
Term Loan, 3.31%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2021	2,925	$2,938,528
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing April 29, 2023	13,867	13,984,404

		$912,222,612

Equipment Leasing — 0.8%
Avolon TLB Borrower 1 (Luxembourg) S.a.r.l.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing April 3, 2022	77,707	$77,686,041
Delos Finance S.a.r.l.
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing October 6, 2023	1,000	1,009,531

		$78,695,572

Financial Intermediaries — 3.6%
Armor Holding II, LLC
Term Loan, 6.20%, (3 mo. USD LIBOR + 4.50%), Maturing June 26, 2020	14,075	$14,152,019
Term Loan - Second Lien, 10.70%, (3 mo. USD LIBOR + 9.00%), Maturing December 26, 2020	6,200	6,231,000
Citco Funding, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 31, 2022	33,806	34,143,667
Clipper Acquisitions Corp.
Term Loan, 3.62%, (2 mo. USD LIBOR + 2.00%), Maturing December 11, 2024	13,300	13,345,725
Donnelley Financial Solutions, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 2, 2023	5,246	5,298,172
EIG Management Company, LLC
Term Loan, Maturing January 30, 2025(5)	3,025	3,013,656
FinCo I, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing December 27, 2022	13,187	13,377,019
Focus Financial Partners, LLC
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 3, 2024	14,040	14,145,111
Freedom Mortgage Corporation
Term Loan, 6.96%, (6 mo. USD LIBOR + 5.50%), Maturing February 23, 2022	35,885	36,378,316
Geo Group, Inc. (The)
Term Loan, 3.95%, (3 mo. USD LIBOR + 2.25%), Maturing March 22, 2024	5,335	5,373,588
Greenhill & Co., Inc.
Term Loan, 5.29%, (USD LIBOR + 3.75%), Maturing October 12, 2022(4)	12,675	12,754,219
Guggenheim Partners, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing July 21, 2023	41,139	41,447,447
Harbourvest Partners, LLC
Term Loan, 4.05%, (1 mo. USD LIBOR + 2.50%), Maturing February 4, 2021	10,336	10,366,574
Jefferies Finance, LLC
Term Loan, 4.44%, (3 mo. USD LIBOR + 3.00%), Maturing July 26, 2024	1,995	2,003,728
LPL Holdings, Inc.
Term Loan, 3.81%, (USD LIBOR + 2.25%), Maturing September 23, 2024(4)	14,975	15,077,796
MIP Delaware, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing March 9, 2020	1,554	1,559,448
NXT Capital, Inc.
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.50%), Maturing November 22, 2022	25,502	25,980,469
Ocwen Financial Corporation
Term Loan, 6.56%, (1 mo. USD LIBOR + 5.00%), Maturing December 5, 2020	3,583	3,605,848
Quality Care Properties, Inc.
Term Loan, 6.82%, (1 mo. USD LIBOR + 5.25%), Maturing October 31, 2022	29,334	29,663,717

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Sesac Holdco II, LLC
Term Loan, 4.81%, (USD LIBOR + 3.25%), Maturing February 23, 2024(4)		10,508	$10,553,702
Virtus Investment Partners, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 1, 2024		5,497	5,566,092
Walker & Dunlop, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing December 11, 2020		11,612	11,771,536
Walter Investment Management Corp.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 18, 2020		40,980	40,858,712

			$356,667,561

Food Products — 3.0%
Alphabet Holding Company, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024		29,353	$29,052,070
American Seafoods Group, LLC
Term Loan, 4.76%, (USD LIBOR + 3.25%), Maturing August 21, 2023(4)		3,713	3,732,005
Badger Buyer Corp.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing September 26, 2024		4,065	4,115,623
Blue Buffalo Company Ltd.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing May 27, 2024		11,194	11,291,695
Del Monte Foods, Inc.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021		26,591	22,602,569
Dole Food Company, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing April 6, 2024		20,235	20,336,489
Froneri International PLC
Term Loan, Maturing January 22, 2025(5)	GBP	4,000	5,736,192
Term Loan, Maturing January 22, 2025(5)	EUR	16,600	20,785,773
High Liner Foods Incorporated
Term Loan, 4.93%, (3 mo. USD LIBOR + 3.25%), Maturing April 24, 2021		15,165	15,316,278
HLF Financing S.a.r.l.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing February 15, 2023		16,209	16,337,232
Jacobs Douwe Egberts International B.V.
Term Loan, 2.75%, (3 mo. EURIBOR + 2.00%, Floor 0.75%), Maturing July 2, 2022	EUR	3,602	4,520,806
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.25%), Maturing July 2, 2022		25,018	25,143,407
JBS USA, LLC
Term Loan, 4.10%, (3 mo. USD LIBOR + 2.50%), Maturing October 30, 2022		67,611	67,304,987
Keurig Green Mountain, Inc.
Term Loan, 3.00%, (1 week USD LIBOR + 1.50%), Maturing March 3, 2021		5,589	5,581,531
Nomad Foods Europe Midco Limited
Term Loan, 2.75%, (1 mo. EURIBOR + 2.75%), Maturing May 15, 2024	EUR	6,800	8,470,459
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024		6,650	6,687,406
Pinnacle Foods Finance, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing February 2, 2024		8,118	8,200,868
Post Holdings, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing May 24, 2024		19,704	19,830,593
Valeo F1 Company Limited (Ireland)
Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing August 27, 2024	EUR	6,000	7,499,581

			$302,545,564

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Food Service — 1.6%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.87%, (USD LIBOR + 2.25%), Maturing February 16, 2024(4)		78,191	$78,679,620
Aramark Services, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 11, 2025		10,300	10,396,562
Arby’s Restaurant Group, Inc.
Term Loan, Maturing February 5, 2025(5)		9,450	9,569,599
NPC International, Inc.
Term Loan, 5.15%, (2 mo. USD LIBOR + 3.50%), Maturing April 19, 2024		9,552	9,659,460
Pizza Hut Holdings, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing June 16, 2023		20,197	20,394,299
Seminole Hard Rock Entertainment, Inc.
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing May 14, 2020		3,939	3,978,769
TKC Holdings, Inc.
Term Loan, 6.03%, (USD LIBOR + 4.25%), Maturing February 1, 2023(4)		10,694	10,836,217
US Foods, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2023		2,474	2,500,598
Welbilt, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023		9,216	9,310,692

			$155,325,816

Food/Drug Retailers — 1.1%
Albertsons, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 25, 2021		14,776	$14,713,172
Term Loan, 4.67%, (3 mo. USD LIBOR + 3.00%), Maturing December 21, 2022		8,653	8,616,589
Term Loan, 4.46%, (3 mo. USD LIBOR + 3.00%), Maturing June 22, 2023		51,286	51,006,722
Diplomat Pharmacy, Inc.
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing December 12, 2024		6,600	6,666,000
General Nutrition Centers, Inc.
Term Loan, 4.08%, (1 mo. USD LIBOR + 2.50%), Maturing March 4, 2019		6,410	5,774,245
Holland & Barrett International
Term Loan, 5.77%, (3 mo. GBP LIBOR + 5.25%), Maturing August 4, 2024	GBP	4,675	6,544,456
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing August 9, 2024	EUR	4,675	5,767,516
Supervalu, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		2,605	2,582,516
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing June 8, 2024		4,342	4,304,193

			$105,975,409

Forest Products — 0.1%
Expera Specialty Solutions, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing November 3, 2023		10,097	$10,273,888

			$10,273,888

Health Care — 8.7%
Acadia Healthcare Company, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 11, 2022		3,102	$3,130,372
ADMI Corp.
Term Loan, 5.43%, (3 mo. USD LIBOR + 3.75%), Maturing April 30, 2022		15,578	15,772,996
Akorn, Inc.
Term Loan, 5.88%, (1 mo. USD LIBOR + 4.25%), Maturing April 16, 2021		17,825	17,891,563
Alliance Healthcare Services, Inc.
Term Loan, 6.17%, (USD LIBOR + 4.50%), Maturing October 24, 2023(4)		9,200	9,223,000
Term Loan - Second Lien, 11.67%, (USD LIBOR + 10.00%), Maturing April 24, 2024(4)		5,575	5,630,750

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ardent Legacy Acquisitions, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 4, 2021		8,267	$8,287,802
Argon Medical Devices, Inc.
Term Loan, Maturing October 27, 2024(5)		7,150	7,239,375
Auris Luxembourg III S.a.r.l.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 17, 2022		2,970	3,002,951
Avantor, Inc.
Term Loan, 5.56%, (1 mo. USD LIBOR + 4.00%), Maturing November 21, 2024		18,400	18,667,370
BioClinica, Inc.
Term Loan, 6.00%, (3 mo. USD LIBOR + 4.25%), Maturing October 20, 2023		10,796	10,580,226
Carestream Dental Equipment, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 1, 2024		6,190	6,203,686
CHG Healthcare Services, Inc.
Term Loan, 4.77%, (USD LIBOR + 3.00%), Maturing June 7, 2023(4)		28,455	28,803,475
Community Health Systems, Inc.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.75%), Maturing December 31, 2019		14,323	14,171,287
Term Loan, 4.48%, (3 mo. USD LIBOR + 3.00%), Maturing January 27, 2021		17,661	17,352,308
Concentra, Inc.
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing June 1, 2022		6,125	6,203,690
Term Loan, Maturing June 1, 2022(5)		3,375	3,417,187
Convatec, Inc.
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing October 31, 2023		5,717	5,754,767
CPI Holdco, LLC
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing March 21, 2024		9,553	9,657,319
CryoLife, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing November 14, 2024		5,575	5,649,917
Davis Vision Incorporated
Term Loan, 4.49%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2024		5,300	5,379,500
DJO Finance, LLC
Term Loan, 4.88%, (USD LIBOR + 3.25%), Maturing June 8, 2020(4)		25,882	25,638,932
Elsan SAS
Term Loan, 3.75%, (1 mo. EURIBOR + 3.75%), Maturing October 31, 2022	EUR	8,500	10,627,372
Envision Healthcare Corporation
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing December 1, 2023		74,125	74,519,086
Equian, LLC
Term Loan, 5.31%, (1 mo. USD LIBOR + 3.75%), Maturing May 20, 2024		4,602	4,650,770
Genoa, a QoL Healthcare Company, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 28, 2023		18,961	19,102,925
GHX Ultimate Parent Corporation
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 28, 2024		7,463	7,490,484
Greatbatch Ltd.
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing October 27, 2022		13,845	13,988,211
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.72%, (1 week USD LIBOR + 2.25%), Maturing January 31, 2025		40,916	41,217,567
HCA, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing February 15, 2024		1,489	1,502,575
Immucor, Inc.
Term Loan, 6.65%, (2 mo. USD LIBOR + 5.00%), Maturing June 15, 2021		1,493	1,522,350
INC Research, LLC
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2024		5,086	5,114,546
Indivior Finance S.a.r.l.
Term Loan, 6.11%, (3 mo. USD LIBOR + 4.50%), Maturing December 18, 2022		9,650	9,737,448

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Kindred Healthcare, Inc.
Term Loan, 5.25%, (3 mo. USD LIBOR + 3.50%), Maturing April 9, 2021	30,303	$30,492,822
Kinetic Concepts, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing February 2, 2024	27,711	27,800,228
KUEHG Corp.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing August 13, 2022	28,907	29,177,571
Term Loan - Second Lien, 9.94%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025	4,425	4,491,375
Medical Depot Holdings, Inc.
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing January 3, 2023	7,215	6,813,666
Medical Solutions, LLC
Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing June 9, 2024	5,050	5,112,745
MMM Holdings, Inc.
Term Loan, 10.32%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	8,524	8,268,602
MPH Acquisition Holdings, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing June 7, 2023	43,527	43,864,672
MSO of Puerto Rico, Inc.
Term Loan, 10.32%, (3 mo. USD LIBOR + 8.75%), Maturing June 30, 2019	6,197	6,011,230
National Mentor Holdings, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing January 31, 2021	5,348	5,419,430
Navicure, Inc.
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing November 1, 2024	7,150	7,194,687
New Millennium Holdco, Inc.
Term Loan, 8.07%, (1 mo. USD LIBOR + 6.50%), Maturing December 21, 2020	3,287	1,240,813
Opal Acquisition, Inc.
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing November 27, 2020	26,243	25,406,720
Ortho-Clinical Diagnostics S.A.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2021	41,419	41,776,641
Parexel International Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	33,441	33,712,897
Press Ganey Holdings, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 21, 2023	10,865	10,996,535
Quintiles IMS Incorporated
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2024	21,484	21,631,420
Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing January 17, 2025	12,643	12,734,193
RadNet, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing June 30, 2023	15,779	16,005,738
Select Medical Corporation
Term Loan, 5.21%, (USD LIBOR + 3.50%), Maturing March 1, 2021(4)	17,394	17,572,716
Sotera Health Holdings, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing May 15, 2022	11,351	11,394,898
Surgery Center Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing September 2, 2024	19,027	18,890,544
Team Health Holdings, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing February 6, 2024	38,286	37,256,760
Tecomet, Inc.
Term Loan, 4.89%, (3 mo. USD LIBOR + 3.50%), Maturing May 1, 2024	8,681	8,798,035
U.S. Anesthesia Partners, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing June 23, 2024	15,983	16,002,854

		$865,199,599

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Home Furnishings — 0.7%
Bright Bidco B.V.
Term Loan, 6.17%, (USD LIBOR + 4.50%), Maturing June 30, 2024(4)		16,445	$16,640,152
Serta Simmons Bedding, LLC
Term Loan, 5.13%, (3 mo. USD LIBOR + 3.50%), Maturing November 8, 2023		52,445	51,335,456

			$67,975,608

Industrial Equipment — 3.6%
Apex Tool Group, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2020		39,167	$39,313,880
Clark Equipment Company
Term Loan, 4.19%, (3 mo. USD LIBOR + 2.50%), Maturing May 18, 2024		24,177	24,427,374
Delachaux S.A.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 28, 2021		8,038	8,118,785
Dragon Merger Sub, LLC
Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing July 24, 2024		9,501	9,614,014
Term Loan, Maturing July 31, 2024(5)	EUR	2,729	3,413,033
Term Loan, Maturing July 31, 2024(5)	EUR	6,821	8,532,581
DXP Enterprises, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 29, 2023		5,786	5,843,355
Engineered Machinery Holdings, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing July 19, 2024		4,875	4,885,666
EWT Holdings III Corp.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing December 20, 2024		21,420	21,687,756
Filtration Group Corporation
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 21, 2020		15,594	15,788,646
Gardner Denver, Inc.
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing July 30, 2024	EUR	6,316	7,863,735
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing July 30, 2024		14,564	14,656,546
Gates Global, LLC
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing April 1, 2024	EUR	9,603	12,006,998
Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing April 1, 2024		35,530	35,866,297
Harsco Corporation
Term Loan, 4.63%, (1 mo. USD LIBOR + 3.00%), Maturing December 5, 2024		6,054	6,148,848
Hayward Industries, Inc.
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024		4,988	5,031,141
Husky Injection Molding Systems Ltd.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2021		21,798	21,959,189
Milacron, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing September 28, 2023		31,284	31,489,286
Paladin Brands Holding, Inc.
Term Loan, 7.19%, (1 mo. USD LIBOR + 5.50%), Maturing August 15, 2022		11,183	11,379,148
Rexnord, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing August 21, 2024		21,084	21,260,652
Robertshaw US Holding Corp.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 10, 2024		5,187	5,219,419
Signode Industrial Group US, Inc.
Term Loan, 4.38%, (USD LIBOR + 2.75%), Maturing May 4, 2021(4)		7,223	7,267,686
Tank Holding Corp.
Term Loan, 5.93%, (USD LIBOR + 4.25%), Maturing March 16, 2022(4)		8,365	8,453,768
Terex Corporation
Term Loan, 3.94%, (3 mo. USD LIBOR + 2.25%), Maturing January 31, 2024		2,978	3,002,311

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Thermon Industries, Inc.
Term Loan, 5.38%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2024		4,150	$4,186,312
Wittur GmbH
Term Loan, 5.00%, (3 mo. EURIBOR + 4.00%, Floor 1.00%), Maturing March 31, 2022	EUR	15,300	19,192,449

			$356,608,875

Insurance — 2.8%
Alliant Holdings I, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 12, 2022		20,465	$20,638,077
AmWINS Group, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 25, 2024		28,809	29,019,075
Asurion, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 4, 2022		29,268	29,531,831
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		33,825	34,111,664
Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing August 4, 2025		17,850	18,459,881
Cunningham Lindsey U.S., Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing December 10, 2019		14,842	14,850,947
Term Loan - Second Lien, 9.69%, (3 mo. USD LIBOR + 8.00%), Maturing June 10, 2020		4,700	4,694,125
Financiere CEP
Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing December 13, 2024	EUR	5,725	7,033,239
Hub International Limited
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing October 2, 2020		52,019	52,441,414
NFP Corp.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing January 8, 2024		22,173	22,395,134
Sedgwick Claims Management Services, Inc.
Term Loan, Maturing February 26, 2021(5)		12,225	12,295,294
USI, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		31,596	31,786,714

			$277,257,395

Leisure Goods/Activities/Movies — 3.3%
AMC Entertainment, Inc.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing December 15, 2023		10,075	$10,119,360
Ancestry.com Operations, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing October 19, 2023		47,862	48,175,890
Bombardier Recreational Products, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing June 30, 2023		44,104	44,641,193
Bright Horizons Family Solutions, Inc.
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing November 7, 2023		10,545	10,614,511
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing July 8, 2022		13,491	13,514,617
ClubCorp Club Operations, Inc.
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing September 18, 2024		20,148	20,321,596
Delta 2 (LUX) S.a.r.l.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2024		8,000	8,040,000
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing February 1, 2024		14,435	14,536,312
Emerald Expositions Holding, Inc.
Term Loan, 4.42%, (3 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		17,705	17,876,384
Etraveli Holding AB
Term Loan, Maturing November 24, 2024(5)	EUR	8,800	10,743,540

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Lindblad Expeditions, Inc.
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	279	$281,357
Term Loan, 6.34%, (6 mo. USD LIBOR + 4.50%), Maturing May 8, 2021	2,159	2,180,518
Live Nation Entertainment, Inc.
Term Loan, 3.88%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2023	42,740	43,193,663
Match Group, Inc.
Term Loan, 4.06%, (1 mo. USD LIBOR + 2.50%), Maturing November 16, 2022	7,797	7,855,352
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing March 31, 2024	17,390	17,396,516
SRAM, LLC
Term Loan, 4.82%, (3 mo. USD LIBOR + 3.25%), Maturing March 15, 2024	25,895	25,959,928
Steinway Musical Instruments, Inc.
Term Loan, 5.52%, (3 mo. USD LIBOR + 3.75%), Maturing September 19, 2019	7,605	7,614,711
UFC Holdings, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 18, 2023	15,603	15,715,337
WMG Acquisition Corp.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing November 1, 2023	12,400	12,484,394

		$331,265,179

Lodging and Casinos — 3.7%
Amaya Holdings B.V.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 1, 2021	44,652	$45,070,258
Term Loan - Second Lien, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 1, 2022	2,636	2,660,417
Aristocrat Leisure Limited
Term Loan, 3.74%, (3 mo. USD LIBOR + 2.00%), Maturing October 19, 2024	13,600	13,712,622
Boyd Gaming Corporation
Term Loan, 3.97%, (1 week USD LIBOR + 2.50%), Maturing September 15, 2023	12,262	12,359,605
Churchill Downs Incorporated
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2024	3,500	3,529,508
CityCenter Holdings, LLC
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing April 18, 2024	21,990	22,185,338
Cyan Blue Holdco 3 Limited
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing August 23, 2024	3,134	3,165,592
Eldorado Resorts, LLC
Term Loan, 3.84%, (1 mo. USD LIBOR + 2.25%), Maturing April 17, 2024	11,596	11,627,873
ESH Hospitality, Inc.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing August 30, 2023	28,001	28,256,567
Four Seasons Hotels Limited
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing November 30, 2023	9,207	9,302,523
Gateway Casinos & Entertainment Limited
Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing February 22, 2023	4,129	4,196,350
Golden Nugget, Inc.
Term Loan, 4.88%, (USD LIBOR + 3.25%), Maturing October 4, 2023(4)	41,372	41,908,721
Hanjin International Corp.
Term Loan, 4.23%, (3 mo. USD LIBOR + 2.50%), Maturing September 20, 2020	5,650	5,694,138
Hilton Worldwide Finance, LLC
Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023	54,718	55,193,853
Hospitality Investors Trust
Term Loan, 4.56%, (1 mo. USD LIBOR + 3.00%), Maturing December 26, 2024	5,100	5,039,820
La Quinta Intermediate Holdings, LLC
Term Loan, 4.47%, (3 mo. USD LIBOR + 2.75%), Maturing April 14, 2021	15,328	15,414,520

18

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Las Vegas Sands, LLC
Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 29, 2024		4,646	$4,687,376
MGM Growth Properties Operating Partnership L.P.
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing April 25, 2023		29,254	29,504,405
Playa Resorts Holding B.V.
Term Loan, 5.00%, (USD LIBOR + 3.25%), Maturing April 5, 2024(4)		24,210	24,407,004
Richmond UK Bidco Limited
Term Loan, 4.74%, (1 mo. GBP LIBOR + 4.25%), Maturing March 3, 2024	GBP	2,914	4,112,154
VICI Properties 1, LLC
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing December 20, 2024		25,450	25,679,763

			$367,708,407

Nonferrous Metals/Minerals — 0.9%
Dynacast International, LLC
Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing January 28, 2022		14,912	$15,153,971
Fairmount Santrol, Inc.
Term Loan, 7.69%, (3 mo. USD LIBOR + 6.00%), Maturing November 1, 2022		20,000	20,291,660
Murray Energy Corporation
Term Loan, 8.94%, (3 mo. USD LIBOR + 7.25%), Maturing April 16, 2020		22,211	20,225,585
New Day Aluminum, LLC
Term Loan, 10.00%, (4.00% Cash, 6.00% PIK), Maturing October 28, 2020(3)(6)		197	118,075
Noranda Aluminum Acquisition Corporation
Term Loan, 0.00%, Maturing February 28, 2019(3)(7)		3,063	333,913
Oxbow Carbon, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 14, 2022		7,375	7,476,406
Term Loan - Second Lien, 9.07%, (1 mo. USD LIBOR + 7.50%), Maturing December 14, 2023		8,500	8,627,500
Rain Carbon GmbH
Term Loan, 3.00%, (3 mo. EURIBOR + 3.00%), Maturing December 31, 2024	EUR	10,625	13,220,329
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 15.00%, (0.00% Cash, 15.00% PIK), Maturing April 9, 2019(3)(6)		2,566	$1,569,877

			$87,017,316

Oil and Gas — 3.0%
Ameriforge Group, Inc.
Term Loan, 10.69%, (3 mo. USD LIBOR + 9.00% (9.69% Cash, 1.00% PIK)), Maturing June 8, 2022		22,666	$24,481,784
BCP Raptor, LLC
Term Loan, 5.73%, (3 mo. USD LIBOR + 4.25%), Maturing June 24, 2024		7,960	8,037,944
Bronco Midstream Funding, LLC
Term Loan, 5.44%, (3 mo. USD LIBOR + 4.00%), Maturing August 15, 2020		23,819	24,206,059
CITGO Holding, Inc.
Term Loan, 10.19%, (3 mo. USD LIBOR + 8.50%), Maturing May 12, 2018		8,512	8,545,560
CITGO Petroleum Corporation
Revolving Loan, 2.91%, (3 mo. USD Prime + 1.75%), Maturing July 23, 2019(2)		12,500	12,095,000
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing July 29, 2021		15,722	15,721,875
Crestwood Holdings, LLC
Term Loan, 9.44%, (3 mo. USD LIBOR + 8.00%), Maturing June 19, 2019		7,340	7,381,615
Fieldwood Energy, LLC
Term Loan, 4.57%, (3 mo. USD LIBOR + 2.88%), Maturing September 28, 2018		18,035	17,809,448
Term Loan, 8.69%, (3 mo. USD LIBOR + 7.00%), Maturing August 31, 2020		7,471	7,153,214
Term Loan, 0.00%, Maturing September 30, 2020(7)		9,874	6,417,856
Term Loan - Second Lien, 0.00%, Maturing September 30, 2020(7)		13,852	2,181,766

19

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Green Plains Renewable Energy, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing August 18, 2023		11,297	$11,423,775
Medallion Midland Acquisition, LLC
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing October 30, 2024		7,000	7,065,625
MEG Energy Corp.
Term Loan, 5.20%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		52,295	52,596,022
Paragon Offshore Finance Company
Term Loan, 0.00%, Maturing July 18, 2021(3)(7)		190	0
Term Loan, 7.73%, (3 mo. USD LIBOR + 6.00% (1.00% Cash, 6.73% PIK)), Maturing July 18, 2022		1,481	1,254,970
PSC Industrial Holdings Corp.
Term Loan, 5.81%, (1 mo. USD LIBOR + 4.25%), Maturing October 3, 2024		9,375	9,421,875
Term Loan - Second Lien, 10.06%, (1 mo. USD LIBOR + 8.50%), Maturing October 3, 2025		4,450	4,383,250
Seadrill Partners Finco, LLC
Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing February 21, 2021		16,085	14,078,963
Sheridan Investment Partners II L.P.
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		945	831,510
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		2,534	2,229,577
Term Loan, 4.98%, (3 mo. USD LIBOR + 3.50%), Maturing December 16, 2020		18,213	16,027,766
Sheridan Production Partners I, LLC
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		1,788	1,534,711
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		2,927	2,512,601
Term Loan, 5.01%, (3 mo. USD LIBOR + 3.50%), Maturing October 1, 2019		22,091	18,961,846
Southcross Energy Partners L.P.
Term Loan, 5.94%, (3 mo. USD LIBOR + 4.25%), Maturing August 4, 2021		7,744	7,666,113
Ultra Resources, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 3.00%), Maturing April 12, 2024		15,825	15,859,625

			$299,880,350

Packaging & Containers — 0.2%
Crown Holdings, Inc.
Term Loan, Maturing January 3, 2025(5)		7,300	$7,394,506
Term Loan, Maturing January 18, 2025(5)	EUR	6,675	8,398,709

			$15,793,215

Publishing — 1.2%
Ascend Learning, LLC
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 12, 2024		12,519	$12,592,961
Getty Images, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing October 18, 2019		47,447	45,110,148
Harland Clarke Holdings Corp.
Term Loan, 6.44%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023		11,110	11,268,290
LSC Communications, Inc.
Term Loan, 7.07%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2022		10,950	11,025,281
Merrill Communications, LLC
Term Loan, 7.02%, (3 mo. USD LIBOR + 5.25%), Maturing June 1, 2022		6,803	6,888,104
Multi Color Corporation
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 31, 2024		3,850	3,876,469
Prometric Holdings, Inc.
Term Loan, 4.77%, (3 mo. USD LIBOR + 3.00%), Maturing January 29, 2025		3,375	3,415,078

20

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
ProQuest, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing October 24, 2021	13,238	$13,423,880
Tweddle Group, Inc.
Term Loan, 7.77%, (3 mo. USD LIBOR + 6.00%), Maturing October 24, 2022	8,336	8,211,206

		$115,811,417

Radio and Television — 3.0%
ALM Media Holdings, Inc.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing July 31, 2020	8,475	$7,416,035
AP NMT Acquisition B.V.
Term Loan, 7.44%, (3 mo. USD LIBOR + 5.75%), Maturing August 13, 2021	3,772	3,778,606
CBS Radio, Inc.
Term Loan, 4.17%, (3 mo. USD LIBOR + 2.75%), Maturing November 17, 2024	15,242	15,354,156
Cumulus Media Holdings, Inc.
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing December 23, 2020	66,720	57,629,157
E.W. Scripps Company (The)
Term Loan, 3.82%, (1 mo. USD LIBOR + 2.25%), Maturing October 2, 2024	4,165	4,198,400
Entravision Communications Corporation
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	12,120	12,202,947
Gray Television, Inc.
Term Loan, 3.81%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2024	6,203	6,258,180
Hubbard Radio, LLC
Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing May 27, 2022	6,265	6,321,122
iHeartCommunications, Inc.
Term Loan, 8.44%, (3 mo. USD LIBOR + 6.75%), Maturing January 30, 2019	33,740	25,853,099
Term Loan, 9.19%, (3 mo. USD LIBOR + 7.50%), Maturing July 30, 2019	5,384	4,123,087
Mission Broadcasting, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	2,913	2,932,499
Nexstar Broadcasting, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 17, 2024	23,134	23,287,764
Radio Systems Corporation
Term Loan, 5.07%, (1 mo. USD LIBOR + 3.50%), Maturing May 2, 2024	4,726	4,755,789
Raycom TV Broadcasting, LLC
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing August 23, 2024	12,194	12,232,545
Sinclair Television Group, Inc.
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing January 3, 2024	14,330	14,421,605
Term Loan, Maturing December 12, 2024(5)	33,525	33,866,955
Univision Communications, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing March 15, 2024	67,972	68,115,601

		$302,747,547

Retailers (Except Food and Drug) — 3.4%
Ascena Retail Group, Inc.
Term Loan, 6.13%, (1 mo. USD LIBOR + 4.50%), Maturing August 21, 2022	16,259	$14,579,155
Bass Pro Group, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	12,668	12,730,008
BJ’s Wholesale Club, Inc.
Term Loan, 4.95%, (2 mo. USD LIBOR + 3.50%), Maturing February 3, 2024	11,500	11,506,937
CDW, LLC
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.00%), Maturing August 17, 2023	21,091	21,259,282
Coinamatic Canada, Inc.
Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing May 14, 2022	272	274,094

21

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
David’s Bridal, Inc.
Term Loan, 5.70%, (3 mo. USD LIBOR + 4.00%), Maturing October 11, 2019	24,059	$21,592,693
Evergreen Acqco 1 L.P.
Term Loan, 5.49%, (3 mo. USD LIBOR + 3.75%), Maturing July 9, 2019	24,108	23,214,406
Global Appliance, Inc.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing September 29, 2024	12,123	12,372,224
Go Wireless, Inc.
Term Loan, 8.16%, (3 mo. USD LIBOR + 6.50%), Maturing December 20, 2024	8,400	8,431,500
Harbor Freight Tools USA, Inc.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing August 18, 2023	5,935	5,970,101
J. Crew Group, Inc.
Term Loan, 4.63%, (USD LIBOR + 3.00%), Maturing March 5, 2021(3)(4)	26,323	16,375,536
LSF9 Atlantis Holdings, LLC
Term Loan, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing May 1, 2023	12,517	12,613,040
Men’s Wearhouse, Inc. (The)
Term Loan, 5.09%, (USD LIBOR + 3.50%), Maturing June 18, 2021(4)	8,887	8,942,094
Michaels Stores, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 30, 2023	17,757	17,899,769
Neiman Marcus Group Ltd., LLC
Term Loan, 4.81%, (1 mo. USD LIBOR + 3.25%), Maturing October 25, 2020	23,561	20,196,279
Party City Holdings, Inc.
Term Loan, 4.72%, (3 mo. USD LIBOR + 3.00%), Maturing August 19, 2022	24,416	24,585,502
PetSmart, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing March 11, 2022	44,196	36,157,482
PFS Holding Corporation
Term Loan, 5.08%, (1 mo. USD LIBOR + 3.50%), Maturing January 31, 2021	10,058	7,141,269
Pier 1 Imports (U.S.), Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing April 30, 2021	9,529	9,052,906
Rent-A-Center, Inc.
Term Loan, 4.58%, (1 mo. USD LIBOR + 3.00%), Maturing March 19, 2021	1,611	1,607,583
Staples, Inc.
Term Loan, 5.49%, (3 mo. USD LIBOR + 4.00%), Maturing September 12, 2024	6,825	6,805,269
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.57%, (1 mo. USD LIBOR + 5.00%), Maturing August 21, 2019	30,925	27,329,829
Vivid Seats Ltd.
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing June 30, 2024	14,124	14,145,642

		$334,782,600

Steel — 0.6%
Atkore International, Inc.
Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing December 22, 2023	13,056	$13,153,891
Neenah Foundry Company
Term Loan, 8.11%, (USD LIBOR + 6.50%), Maturing December 13, 2022(4)	9,250	9,203,750
Phoenix Services International, LLC
Term Loan, Maturing January 26, 2025(5)	9,825	9,775,875
Zekelman Industries, Inc.
Term Loan, 4.41%, (3 mo. USD LIBOR + 2.75%), Maturing June 14, 2021	30,352	30,614,076

		$62,747,592

Surface Transport — 0.6%
Agro Merchants NAI Holdings, LLC
Term Loan, 5.32%, (1 mo. USD LIBOR + 3.75%), Maturing December 6, 2024	4,225	$4,277,812
Avis Budget Car Rental, LLC
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.00%), Maturing March 15, 2022	5,759	5,787,250

22

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Hertz Corporation (The)
Term Loan, 4.33%, (1 mo. USD LIBOR + 2.75%), Maturing June 30, 2023		10,562	$10,580,950
Kenan Advantage Group, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		1,396	1,404,861
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing July 31, 2022		4,591	4,619,716
PODS, LLC
Term Loan, 4.56%, (1 mo. USD LIBOR + 3.00%), Maturing December 6, 2024		6,933	7,010,617
Stena International S.a.r.l.
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing March 3, 2021		25,637	24,451,516

			$58,132,722

Telecommunications — 4.5%
CenturyLink, Inc.
Term Loan, 4.32%, (1 mo. USD LIBOR + 2.75%), Maturing January 31, 2025		57,500	$56,745,312
Colorado Buyer, Inc.
Term Loan, 4.38%, (3 mo. USD LIBOR + 3.00%), Maturing May 1, 2024		12,960	13,070,034
Consolidated Communications, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing October 4, 2023		14,612	14,442,582
Digicel International Finance Limited
Term Loan, 5.02%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024		11,870	11,961,746
eircom Finco S.a.r.l.
Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing April 19, 2024	EUR	20,950	26,130,349
Epicor Software
Term Loan, Maturing June 1, 2022(5)		3,525	3,553,641
Frontier Communications Corp.
Term Loan, 5.33%, (1 mo. USD LIBOR + 3.75%), Maturing June 15, 2024		21,641	21,276,054
Gamma Infrastructure III B.V.
Term Loan, Maturing January 9, 2025(5)	EUR	8,825	10,940,701
Global Eagle Entertainment, Inc.
Term Loan, 9.36%, (6 mo. USD LIBOR + 7.50%), Maturing January 6, 2023		19,448	19,812,336
Intelsat Jackson Holdings S.A.
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing January 14, 2024		18,300	18,571,645
IPC Corp.
Term Loan, 6.28%, (3 mo. USD LIBOR + 4.50%), Maturing August 6, 2021		21,760	21,650,889
Level 3 Financing, Inc.
Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 22, 2024		31,025	31,199,516
Mitel Networks Corporation
Term Loan, 5.40%, (2 mo. USD LIBOR + 3.75%), Maturing September 25, 2023		5,037	5,105,591
Onvoy, LLC
Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing February 10, 2024		12,927	11,634,581
SBA Senior Finance II, LLC
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing March 24, 2021		12,022	12,115,023
Term Loan, 3.83%, (1 mo. USD LIBOR + 2.25%), Maturing June 10, 2022		21,216	21,368,008
Sprint Communications, Inc.
Term Loan, 4.13%, (1 mo. USD LIBOR + 2.50%), Maturing February 2, 2024		54,538	54,733,884
Syniverse Holdings, Inc.
Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing April 23, 2019		9,827	9,791,511
Term Loan, 4.57%, (3 mo. USD LIBOR + 3.00%), Maturing April 23, 2019		30,871	30,759,762
Telesat Canada
Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing November 17, 2023		49,283	49,632,138

			$444,495,303

23

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Utilities — 1.7%
Calpine Construction Finance Company L.P.
Term Loan, 4.07%, (1 mo. USD LIBOR + 2.50%), Maturing January 15, 2025		2,668	$2,685,305
Calpine Corporation
Term Loan, 3.32%, (1 mo. USD LIBOR + 1.75%), Maturing December 31, 2019		4,863	4,883,656
Term Loan, 4.20%, (3 mo. USD LIBOR + 2.50%), Maturing January 15, 2024		47,618	47,909,133
Dayton Power & Light Company (The)
Term Loan, 3.58%, (1 mo. USD LIBOR + 2.00%), Maturing August 24, 2022		5,495	5,523,687
Dynegy, Inc.
Term Loan, 4.31%, (1 mo. USD LIBOR + 2.75%), Maturing February 7, 2024		4,538	4,589,855
Granite Acquisition, Inc.
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		1,707	1,732,194
Term Loan, 5.19%, (3 mo. USD LIBOR + 3.50%), Maturing December 19, 2021		37,676	38,234,599
Invenergy Thermal Operating I, LLC
Term Loan, 7.19%, (3 mo. USD LIBOR + 5.50%), Maturing October 19, 2022		2,128	2,021,827
Lightstone Generation, LLC
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024		1,546	1,559,521
Term Loan, 6.07%, (1 mo. USD LIBOR + 4.50%), Maturing January 30, 2024		24,352	24,560,510
Lonestar Generation, LLC
Term Loan, 6.01%, (3 mo. USD LIBOR + 4.25%), Maturing February 22, 2021		18,018	17,904,914
Longview Power, LLC
Term Loan, 7.78%, (3 mo. USD LIBOR + 6.00%), Maturing April 13, 2021		3,559	2,900,381
Talen Energy Supply, LLC
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing July 15, 2023		6,216	6,279,382
Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing April 15, 2024		9,796	9,886,170

			$170,671,134

Total Senior Floating-Rate Loans (identified cost $9,088,744,778)			$9,055,966,706

Corporate Bonds & Notes — 3.1%

Security	Principal Amount* (000’s omitted)		Value
Automotive — 0.1%
Federal-Mogul LLC / Federal-Mogul Financing Corp.
4.875%, (3 mo. EURIBOR + 4.875%), 4/15/24(8)(9)	EUR	6,000	$7,516,342

			$7,516,342

Building and Development — 0.0%(10)
VICI Properties 1, LLC/VICI FC, Inc.
8.00%, 10/15/23		34	$38,330

			$38,330

Chemicals and Plastics — 0.3%
Avantor, Inc.
6.00%, 10/1/24(8)		9,605	$9,713,056

24

Security	Principal Amount* (000’s omitted)		Value
Hexion, Inc.
6.625%, 4/15/20		16,525	$15,120,375
PQ Corp.
6.75%, 11/15/22(8)		4,000	4,290,000

			$29,123,431

Containers and Glass Products — 0.5%
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC
5.75%, 10/15/20		43,125	$43,879,986
5.222%, (3 mo. USD LIBOR + 3.50%), 7/15/21(8)(9)		9,925	10,123,500

			$54,003,486

Drugs — 0.5%
Valeant Pharmaceuticals International, Inc.
6.50%, 3/15/22(8)		11,092	$11,649,927
7.00%, 3/15/24(8)		14,419	15,369,789
5.50%, 11/1/25(8)		19,675	19,955,369

			$46,975,085

Electronics/Electrical — 0.1%
Western Digital Corp.
7.375%, 4/1/23(8)		13,000	$14,186,250

			$14,186,250

Entertainment — 0.1%
Vue International Bidco PLC
4.921%, (3 mo. EURIBOR + 5.25%), 7/15/20(8)(9)	EUR	8,625	$10,797,781

			$10,797,781

Equipment Leasing — 0.0%(10)
International Lease Finance Corp.
7.125%, 9/1/18(8)		2,325	$2,386,826

			$2,386,826

Food Products — 0.0%(10)
Iceland Bondco PLC
4.772%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(9)	GBP	2,084	$2,948,339

			$2,948,339

Health Care — 0.7%
CHS/Community Health Systems, Inc.
5.125%, 8/1/21		7,500	$7,031,250
6.25%, 3/31/23		16,650	15,484,500
HCA, Inc.
4.75%, 5/1/23		9,766	10,171,289
RegionalCare Hospital Partners Holdings, Inc.
8.25%, 5/1/23(8)		10,550	11,130,250
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,148,500
4.375%, 10/1/21		9,700	9,748,500

			$66,714,289

Insurance — 0.0%(10)
Galaxy Bidco, Ltd.
5.526%, (3 mo. GBP LIBOR + 5.00%), 11/15/19(8)(9)	GBP	2,500	$3,561,781

			$3,561,781

25

Security	Principal Amount* (000’s omitted)		Value
Leisure Goods/Activities/Movies — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		8,250	$8,404,688

			$8,404,688

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(8)		11,500	$11,607,813

			$11,607,813

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$6,970,350
Univision Communications, Inc.
6.75%, 9/15/22(8)		2,629	2,734,160
5.125%, 2/15/25(8)		5,500	5,348,750

			$15,053,260

Retailers (Except Food and Drug) — 0.1%
Fresh Market, Inc. (The)
9.75%, 5/1/23(8)		12,550	$8,816,375

			$8,816,375

Telecommunications — 0.1%
Wind Tre SpA
2.75%, (3 mo. EURIBOR + 2.75%), 1/20/24(8)(9)	EUR	6,675	$7,893,861

			$7,893,861

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(8)		3,000	$3,106,050
5.875%, 1/15/24(8)		5,000	5,125,000
5.25%, 6/1/26(8)		10,925	10,761,125

			$18,992,175

Total Corporate Bonds & Notes (identified cost $311,658,021)			$309,020,112

Asset-Backed Securities — 0.3%

Security	Principal Amount (000’s omitted)		Value
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class E, 6.631%, (3 mo. USD LIBOR + 4.90%), 10/17/24(8)(9)		$3,000	$3,011,139
Avery Point II CLO, Ltd.
Series 2013-2A, Class E, 5.981%, (3 mo. USD LIBOR + 4.25%), 7/17/25(8)(9)		3,330	3,297,732
Birchwood Park CLO, Ltd.
Series 2014-1A, Class E1, 6.82%, (3 mo. USD LIBOR + 5.10%), 7/15/26(8)(9)		3,500	3,495,104
Canyon Capital CLO, Ltd.
Series 2017-1A, Class E, 7.972%, (3 mo. USD LIBOR + 6.25%), 7/15/30(8)(9)		3,250	3,273,214

26

Security	Principal Amount (000’s omitted)	Value
Galaxy CLO, Ltd.
Series 2013-15A, Class ER, 8.367%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(9)	$2,500	$2,558,925
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 7.501%, (3 mo. USD LIBOR + 6.00%), 1/20/31(8)(9)	2,500	2,510,313
Madison Park Funding XXV, Ltd.
Series 2017-25A, Class D, 7.845%, (3 mo. USD LIBOR + 6.10%), 4/25/29(8)(9)	1,500	1,530,716
Oak Hill Credit Partners VII, Ltd.
Series 2012-7A, Class ER, 8.936%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(9)	900	925,688
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class D, 5.245%, (3 mo. USD LIBOR + 3.50%), 4/20/25(8)(9)	6,950	6,988,913
Octagon Investment Partners XIV, Ltd.
Series 2012-1A, Class DR, 8.872%, (3 mo. USD LIBOR + 7.15%), 7/15/29(8)(9)	2,000	2,077,205
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.045%, (3 mo. USD LIBOR + 6.30%), 7/20/30(8)(9)	3,000	3,047,116

Total Asset-Backed Securities (identified cost $31,459,916)		$32,716,065

Common Stocks — 1.4%

Security	Shares	Value
Aerospace and Defense — 0.3%
IAP Global Services, LLC(3)(11)(12)(13)	2,577	$28,227,963

		$28,227,963

Automotive — 0.0%(10)
Dayco Products, LLC(11)(12)	88,506	$2,787,939

		$2,787,939

Business Equipment and Services — 0.2%
Education Management Corp.(3)(11)(12)	65,471,595	$0
RCS Capital Corp.(11)(12)	421,149	18,741,130

		$18,741,130

Electronics/Electrical — 0.2%
Answers Corp.(11)(12)	906,100	$13,591,500

		$13,591,500

Health Care — 0.0%(10)
New Millennium Holdco, Inc.(11)(12)	421,318	$110,596

		$110,596

Lodging and Casinos — 0.0%(10)
Caesars Entertainment Corp.(11)(12)	13,899	$193,891

		$193,891

Nonferrous Metals/Minerals — 0.0%
ASP United/GHX Holding, LLC(3)(11)(12)	2,830	$0

		$0

27

Security	Shares	Value
Oil and Gas — 0.5%
AFG Holdings, Inc.(11)(12)	977,278	$40,068,398
Paragon Offshore Finance Company, Class A(11)(12)	42,177	50,613
Paragon Offshore Finance Company, Class B(11)(12)	21,089	722,298
Paragon Offshore, Ltd.(11)(12)	42,177	843,540
Samson Resources II, LLC, Class A(11)(12)	435,055	9,571,210
Southcross Holdings Group, LLC(3)(11)(12)	1,281	0
Southcross Holdings L.P., Class A(11)(12)	1,281	512,400

		$51,768,459

Publishing — 0.2%
ION Media Networks, Inc.(3)(12)	28,605	$20,103,594
MediaNews Group, Inc.(11)(12)	162,730	2,603,679

		$22,707,273

Total Common Stocks (identified cost $64,565,990)		$138,128,751

Convertible Preferred Stocks — 0.0%

Security	Shares	Value
Business Equipment and Services — 0.0%
Education Management Corp., Series A-1(3)(11)(12)	72,851	$0

Total Convertible Preferred Stocks (identified cost $5,141,580)		$0

Short-Term Investments — 6.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(14)	634,624,655	$634,688,118

Total Short-Term Investments (identified cost $634,663,091)		$634,688,118

Total Investments — 102.2% (identified cost $10,136,233,376)		$10,170,519,752

Less Unfunded Loan Commitments — (0.2)%		$(17,805,304)

Net Investments — 102.0% (identified cost $10,118,428,072)		$10,152,714,448

Other Assets, Less Liabilities — (2.0)%		$(194,458,142)

Net Assets — 100.0%		$9,958,256,306

28

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	The stated interest rate represents the weighted average interest rate at January 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(5)	This Senior Loan will settle after January 31, 2018, at which time the interest rate will be determined.

(6)	Fixed-rate loan.

(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $211,738,409 or 2.1% of the Portfolio’s net assets.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(10)	Amount is less than 0.05%.

(11)	Non-income producing security.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Affiliated company.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $2,277,752.

29

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	10,131,576	CAD	13,007,312	HSBC Bank USA, N.A.	2/28/18	$—	$(446,792)
USD	12,416,790	EUR	10,000,000	Goldman Sachs International	2/28/18	—	(19,043)
USD	47,812,292	EUR	40,142,134	Goldman Sachs International	2/28/18	—	(2,107,796)
USD	13,537,172	EUR	11,000,000	HSBC Bank USA, N.A.	2/28/18	—	(142,245)
USD	83,065,191	EUR	69,740,560	State Street Bank and Trust Company	2/28/18	—	(3,663,006)
USD	131,682,650	EUR	110,000,000	Goldman Sachs International	3/29/18	—	(5,390,356)
USD	143,530,536	EUR	115,125,967	Goldman Sachs International	4/30/18	—	(240,211)
USD	41,369,087	GBP	29,205,289	State Street Bank and Trust Company	4/30/18	—	(240,515)

						$—	$(12,249,964)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $12,249,964.

Investments in Affiliated Companies

An affiliated company is a company in which a fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares, or a company that is under common ownership or control with a fund. At January 31, 2018, the value of the Portfolio’s investment in affiliated companies was $28,227,963, which represents 0.28% of the Portfolio’s net assets. Transactions in affiliated companies by the Portfolio for the fiscal year to date ended January 31, 2018 were as follows:

Name of affiliated company	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Net realized gain (loss)	Change in unrealized appreciation (depreciation)
Common Stock*
IAP Global Services, LLC	2,577	—	—	2,577	$28,227,963	$—	$—	$1,546,571

*	The related industry is the same as the presentation in the Portfolio of Investments.

30

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$9,008,665,010	$29,496,392	$9,038,161,402
Corporate Bonds & Notes	—	309,020,112	—	309,020,112
Asset-Backed Securities	—	32,716,065	—	32,716,065
Common Stocks	193,891	89,603,303	48,331,557	138,128,751
Convertible Preferred Stocks	—	—	0	0
Short-Term Investments	—	634,688,118	—	634,688,118
Total Investments	$193,891	$10,074,692,608	$77,827,949	$10,152,714,448

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(12,249,964)	$—	$(12,249,964)
Total	$—	$(12,249,964)	$—	$(12,249,964)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

31

Eaton Vance

Global Income Builder Fund

January 31, 2018 (Unaudited)

Eaton Vance Global Income Builder Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its investable assets in Global Income Builder Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2018, the value of the Fund’s investment in the Portfolio was $369,459,914 and the Fund owned 98.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Income Builder Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 60.5%

Security	Shares	Value
Aerospace & Defense — 0.5%
CAE, Inc.	108,654	$2,005,240

		$2,005,240

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	22,697	$2,075,868

		$2,075,868

Airlines — 0.5%
easyJet PLC	83,191	$1,959,612

		$1,959,612

Auto Components — 0.4%
Goodyear Tire & Rubber Co. (The)	40,995	$1,427,446

		$1,427,446

Banks — 6.6%
Canadian Imperial Bank of Commerce	18,005	$1,783,812
Commonwealth Bank of Australia	32,270	2,047,397
Danske Bank A/S	50,999	2,070,910
ING Groep NV	88,954	1,746,635
Intesa Sanpaolo SpA	385,790	1,515,821
JPMorgan Chase & Co.	18,835	2,178,645
KeyCorp	118,936	2,545,230
Nordea Bank AB	141,385	1,745,411
Skandinaviska Enskilda Banken AB, Class A	91,115	1,151,492
Societe Generale SA	36,321	2,110,887
Sumitomo Mitsui Financial Group, Inc.	36,229	1,631,608
Swedbank AB, Class A	81,119	2,074,578
Wells Fargo & Co.	36,495	2,400,641

		$25,003,067

Beverages — 1.4%
Anheuser-Busch InBev SA/NV	19,987	$2,263,715
Constellation Brands, Inc., Class A	4,993	1,095,814
Diageo PLC	57,494	2,069,344

		$5,428,873

Biotechnology — 1.3%
BioMarin Pharmaceutical, Inc.(1)	7,311	$659,672
Celgene Corp.(1)	18,583	1,879,856
Shire PLC	50,631	2,365,592

		$4,905,120

Building Products — 0.7%
Assa Abloy AB, Class B	112,210	$2,487,315

		$2,487,315

1

Security	Shares	Value
Chemicals — 1.8%
Arkema SA	19,242	$2,456,491
Ecolab, Inc.	16,107	2,217,612
Givaudan SA	359	864,204
Novozymes A/S, Class B	18,940	1,050,695

		$6,589,002

Commercial Services & Supplies — 0.4%
SECOM Co., Ltd.	19,906	$1,525,682

		$1,525,682

Consumer Finance — 1.2%
Discover Financial Services	18,369	$1,465,846
Navient Corp.	130,170	1,854,923
OneMain Holdings, Inc.(1)	38,426	1,256,914

		$4,577,683

Containers & Packaging — 0.5%
Sealed Air Corp.	43,566	$2,062,850

		$2,062,850

Diversified Financial Services — 0.9%
ORIX Corp.	181,226	$3,394,666

		$3,394,666

Diversified Telecommunication Services — 1.1%
TDC A/S	180,093	$1,202,046
Telstra Corp., Ltd.	935,988	2,767,297

		$3,969,343

Electric Utilities — 1.8%
Fortum Oyj	30,919	$670,499
Iberdrola SA	371,997	3,027,976
NextEra Energy, Inc.	19,776	3,132,914

		$6,831,389

Electrical Equipment — 2.6%
Acuity Brands, Inc.	10,798	$1,667,643
Legrand SA	30,109	2,505,001
Melrose Industries PLC	1,335,710	4,292,606
Zhuzhou CRRC Times Electric Co., Ltd., Class H	260,669	1,441,892

		$9,907,142

Electronic Equipment, Instruments & Components — 1.3%
CDW Corp.	44,629	$3,337,803
Keyence Corp.	2,444	1,493,546

		$4,831,349

Energy Equipment & Services — 0.3%
Halliburton Co.	24,250	$1,302,225

		$1,302,225

Equity Real Estate Investment Trusts (REITs) — 1.8%
American Tower Corp.	22,893	$3,381,296
Equity Residential	34,339	2,115,626
Simon Property Group, Inc.	7,383	1,206,161

		$6,703,083

2

Security	Shares	Value
Food & Staples Retailing — 0.6%
Wesfarmers, Ltd.	65,248	$2,301,465

		$2,301,465

Food Products — 0.3%
Pinnacle Foods, Inc.	20,904	$1,294,794

		$1,294,794

Health Care Equipment & Supplies — 1.3%
Boston Scientific Corp.(1)	91,102	$2,547,212
Danaher Corp.	22,733	2,302,398

		$4,849,610

Health Care Providers & Services — 0.6%
Aetna, Inc.	6,686	$1,249,079
UnitedHealth Group, Inc.	4,275	1,012,234

		$2,261,313

Hotels, Restaurants & Leisure — 0.6%
Sodexo SA	16,816	$2,155,508

		$2,155,508

Household Products — 0.4%
Reckitt Benckiser Group PLC	14,980	$1,446,619

		$1,446,619

Industrial Conglomerates — 0.8%
Siemens AG	18,921	$2,872,285

		$2,872,285

Insurance — 2.0%
AIA Group, Ltd.	197,315	$1,685,366
Aviva PLC	295,023	2,152,316
Chubb, Ltd.	6,454	1,007,792
Prudential PLC	101,460	2,746,530

		$7,592,004

Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.(1)	3,173	$4,603,674

		$4,603,674

Internet Software & Services — 2.8%
Alphabet, Inc., Class C(1)	5,963	$6,976,352
Facebook, Inc., Class A(1)	19,002	3,551,284

		$10,527,636

IT Services — 0.7%
Visa, Inc., Class A	19,961	$2,479,755

		$2,479,755

Machinery — 2.7%
Fortive Corp.	19,972	$1,518,272
ITT, Inc.	15,384	861,504
Komatsu, Ltd.	49,914	1,961,744
Kone Oyj, Class B	41,157	2,356,049
Metso Oyj	36,161	1,262,529
SKF AB, Class B	23,269	575,137
Xylem, Inc.	22,124	1,598,680

		$10,133,915

3

Security	Shares	Value
Media — 1.4%
Grupo Televisa SAB ADR	51,441	$1,064,829
Interpublic Group of Cos., Inc. (The)	137,462	3,009,043
Time Warner, Inc.	13,743	1,310,395

		$5,384,267

Metals & Mining — 0.8%
Fortescue Metals Group, Ltd.	166,385	$660,751
Rio Tinto, Ltd.	37,263	2,294,217

		$2,954,968

Multi-Utilities — 0.3%
CMS Energy Corp.	24,552	$1,098,702

		$1,098,702

Oil, Gas & Consumable Fuels — 3.0%
BP PLC	319,541	$2,279,730
ConocoPhillips	34,851	2,049,587
Phillips 66	16,165	1,655,296
Royal Dutch Shell PLC, Class B	115,158	4,084,939
Seven Generations Energy, Ltd., Class A(1)	75,057	1,046,526

		$11,116,078

Paper & Forest Products — 0.2%
Stora Enso Oyj	33,142	$569,140

		$569,140

Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	8,200	$1,106,672
Unilever PLC	62,644	3,545,417

		$4,652,089

Pharmaceuticals — 5.1%
AstraZeneca PLC	32,218	$2,236,355
Bayer AG	17,967	2,354,347
Eli Lilly & Co.	28,475	2,319,289
Ipsen SA	7,758	1,086,395
Johnson & Johnson	25,526	3,527,438
Novartis AG	26,662	2,406,434
Novo Nordisk A/S, Class B	40,336	2,238,581
Orion Oyj, Class B	31,284	1,254,931
Zoetis, Inc.	23,859	1,830,701

		$19,254,471

Professional Services — 0.9%
SGS SA	430	$1,155,909
Verisk Analytics, Inc.(1)	22,256	2,226,713

		$3,382,622

Road & Rail — 0.6%
CSX Corp.	40,160	$2,279,883

		$2,279,883

Semiconductors & Semiconductor Equipment — 1.8%
ASML Holding NV	17,984	$3,646,048
Sumco Corp.	36,441	991,789
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	49,055	2,222,682

		$6,860,519

4

Security	Shares	Value
Specialty Retail — 2.2%
Home Depot, Inc. (The)	16,409	$3,296,568
Industria de Diseno Textil SA	75,554	2,703,579
TJX Cos., Inc. (The)	15,074	1,210,744
Ulta Beauty, Inc.(1)	4,574	1,015,885

		$8,226,776

Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc.	11,958	$2,002,128
HP, Inc.	120,052	2,799,613

		$4,801,741

Textiles, Apparel & Luxury Goods — 0.5%
LVMH Moet Hennessy Louis Vuitton SE	6,540	$2,048,662

		$2,048,662

Tobacco — 1.0%
Altria Group, Inc.	16,443	$1,156,601
British American Tobacco PLC	40,552	2,771,594

		$3,928,195

Trading Companies & Distributors — 0.5%
MISUMI Group, Inc.	55,816	$1,689,906

		$1,689,906

Total Common Stocks (identified cost $200,770,917)		$227,753,552

Preferred Stocks — 2.9%

Security	Shares	Value
Banks — 1.2%
AgriBank FCB, 6.875% to 1/1/24(3)	9,798	$1,074,718
CoBank ACB, Series F, 6.25% to 10/1/22(3)(4)	8,600	918,050
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(4)	1,115	121,535
Farm Credit Bank of Texas, Series 1, 10.00%(4)	230	271,400
First Republic Bank, Series G, 5.50%	2,950	74,930
IBERIABANK Corp., Series C, 6.60% to 5/1/26(3)	14,030	379,091
KeyCorp, Series E, 6.125% to 12/15/26(3)	10,050	283,963
SunTrust Banks, Inc., Series E, 5.875%	34,002	861,271
Texas Capital Bancshares, Inc., Series A, 6.50%	14,549	371,145
Wells Fargo & Co., Series L, 7.50% (Convertible)	154	197,120
Wells Fargo & Co., Series Y, 5.625%	4,650	116,761

		$4,669,984

Capital Markets — 0.2%
KKR & Co., LP, Series A, 6.75%	7,197	$187,842
Legg Mason, Inc., 5.45%	17,900	425,662

		$613,504

Electric Utilities — 0.3%
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	9,163	$217,621
SCE Trust VI, 5.00%	15,350	347,678
Southern Co. (The), 6.25%	22,549	586,725

		$1,152,024

5

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.7%
CBL & Associates Properties, Inc., Series D, 7.375%	18,075	$363,127
DDR Corp., Series A, 6.375%	10,450	260,832
DDR Corp., Series K, 6.25%	1,950	47,366
Equinix, Inc., 2.875%	705,000	873,314
Spirit Realty Capital, Inc., Series A, 6.00%	9,250	225,052
Summit Hotel Properties, Inc., Series E, 6.25%	8,975	225,003
Vornado Realty Trust, Series K, 5.70%	21,500	532,125

		$2,526,819

Food Products — 0.1%
Dairy Farmers of America, Inc., 7.875%(4)	4,700	$484,915
Ocean Spray Cranberries, Inc., 6.25%(4)	540	50,355

		$535,270

Insurance — 0.1%
Arch Capital Group, Ltd., Series E, 5.25%	9,125	$212,704
PartnerRe, Ltd., Series I, 5.875%	5,061	127,992

		$340,696

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%	17,150	$430,465

		$430,465

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	9,407	$227,179

		$227,179

Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, LP, Series B, 7.625% to 6/15/22(3)	23,750	$561,213

		$561,213

Total Preferred Stocks (identified cost $10,892,049)		$11,057,154

Corporate Bonds & Notes — 32.8%

Security	Principal Amount* (000’s omitted)	Value
Aerospace & Defense — 0.2%
Jeld-Wen, Inc., 4.625%, 12/15/25(4)	50	$50,125
Jeld-Wen, Inc., 4.875%, 12/15/27(4)	50	50,187
TransDigm, Inc., 5.50%, 10/15/20	70	71,050
TransDigm, Inc., 6.00%, 7/15/22	500	514,375
TransDigm, Inc., 6.50%, 5/15/25	30	30,900

		$716,637

Airlines — 0.0%(2)
United Continental Holdings, Inc., 4.25%, 10/1/22	145	$145,906

		$145,906

Auto Components — 0.1%
American Axle & Manufacturing, Inc., 6.25%, 4/1/25(4)	45	$47,138
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(4)	205	226,525
Wabash National Corp., 5.50%, 10/1/25(4)	145	146,812

		$420,475

6

Security	Principal Amount* (000’s omitted)		Value
Automobiles — 0.1%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(3)(5)		320	$331,200

			$331,200

Banks — 1.8%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(4)(5)		200	$225,750
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(3)(5)		200	208,600
Banco do Brasil SA, 6.25% to 4/15/24(3)(4)(5)		859	798,398
Bank of America Corp., Series AA, 6.10% to 3/17/25(3)(5)		1,018	1,099,440
CIT Group, Inc., 5.375%, 5/15/20		33	34,650
Citigroup, Inc., Series M, 6.30% to 5/15/24(3)(5)		195	207,675
Citigroup, Inc., Series T, 6.25% to 8/15/26(3)(5)		355	386,506
Credit Agricole SA, 7.875% to 1/23/24(3)(4)(5)		327	372,138
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(3)(5)		460	462,300
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(3)(5)		215	240,531
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(3)(5)		353	377,048
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(3)(5)		768	793,152
M&T Bank Corp., Series F, 5.125% to 11/1/26(3)(5)		280	294,280
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(3)(5)		170	178,670
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(3)(5)		389	446,136
UniCredit SpA, 8.00% to 6/3/24(3)(5)(6)		610	679,053
Zions Bancorporation, Series I, 5.80% to 6/15/23(3)(5)		88	90,860

			$6,895,187

Biotechnology — 0.4%
Grifols S.A., 3.20%, 5/1/25(6)	EUR	1,075	$1,360,972

			$1,360,972

Building Products — 0.9%
Builders FirstSource, Inc., 5.625%, 9/1/24(4)		105	$110,250
LSF9 Balta Issuer S.A., 7.75%, 9/15/22(6)	EUR	723	964,183
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(4)		1,000	1,052,500
Standard Industries, Inc., 5.50%, 2/15/23(4)		115	119,888
Standard Industries, Inc., 6.00%, 10/15/25(4)		495	528,412
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		600	638,580

			$3,413,813

Capital Markets — 0.8%
Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(4)		400	$405,920
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(3)(5)		450	445,221
UBS Group AG, 6.875% to 8/7/25(3)(5)(6)		833	928,731
Vantiv, LLC/Vanity Issuer Corp., 3.875%, 11/15/25(6)	GBP	950	1,364,369

			$3,144,241

Casino & Gaming — 0.0%(2)
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21		30	$30,750
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26		110	117,975

			$148,725

Chemicals — 0.6%
Chemours Co. (The), 7.00%, 5/15/25		70	$76,825
Platform Specialty Products Corp., 6.50%, 2/1/22(4)		735	760,027
SPCM S.A., 4.875%, 9/15/25(4)		65	65,325
Tronox Finance PLC, 5.75%, 10/1/25(4)		220	225,500

7

Security	Principal Amount* (000’s omitted)		Value
Tronox Finance, LLC, 7.50%, 3/15/22(4)		15	$15,600
Valvoline, Inc., 5.50%, 7/15/24		45	47,475
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(4)		115	119,025
W.R. Grace & Co., 5.125%, 10/1/21(4)		750	787,500

			$2,097,277

Commercial Services & Supplies — 2.8%
AA Bond Co., Ltd., 5.50%, 7/31/43(6)	GBP	950	$1,362,919
Advanced Disposal Services, Inc., 5.625%, 11/15/24(4)		170	175,950
Clean Harbors, Inc., 5.125%, 6/1/21		400	405,036
Covanta Holding Corp., 5.875%, 3/1/24		500	508,750
Covanta Holding Corp., 5.875%, 7/1/25		95	96,900
Covanta Holding Corp., 6.375%, 10/1/22		35	35,919
GFL Environmental, Inc., 9.875%, 2/1/21(4)		450	475,312
Hertz Corp. (The), 5.50%, 10/15/24(4)		75	67,549
Inter Media and Communication SpA, 4.875%, 12/31/22(6)	EUR	890	1,129,151
IPD 3 B.V., 4.50%, 7/15/22(6)(7)	EUR	950	1,211,908
Iron Mountain UK PLC, 3.875%, 11/15/25(6)	GBP	550	761,160
KAR Auction Services, Inc., 5.125%, 6/1/25(4)		260	264,225
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(4)(8)		357	395,824
RAC Bond Co. PLC, 5.00%, 11/6/22(6)	GBP	1,105	1,545,594
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		550	599,500
Team Health Holdings, Inc., 6.375%, 2/1/25(4)		240	225,000
Tervita Escrow Corp., 7.625%, 12/1/21(4)		195	196,219
TMS International Corp., 7.25%, 8/15/25(4)		210	221,025
United Rentals North America, Inc., 5.50%, 5/15/27		35	36,837
Waste Pro USA, Inc., 5.50%, 2/15/26(4)(7)		105	107,362
Wrangler Buyer Corp., 6.00%, 10/1/25(4)		510	529,125

			$10,351,265

Communications Equipment — 0.3%
CommScope Technologies, LLC, 6.00%, 6/15/25(4)		85	$89,861
Riverbed Technology, Inc., 8.875%, 3/1/23(4)		630	605,588
Sprint Communications, Inc., 6.00%, 11/15/22		75	75,000
Western Digital Corp., 4.75%, 2/15/26(7)		520	527,800

			$1,298,249

Construction & Engineering — 0.3%
ABG Orphan Holdco S.a.r.l., 14.00%, (5.00% Cash, 9.00% PIK), 2/28/21(4)(9)		900	$949,500

			$949,500

Consumer Finance — 0.5%
Ally Financial, Inc., 8.00%, 12/31/18		550	$574,062
CPUK Finance, Ltd., 4.875%, 2/28/47(6)	GBP	895	1,298,571

			$1,872,633

Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(4)		200	$207,000
BWAY Holding Co., 5.50%, 4/15/24(4)		240	249,300
BWAY Holding Co., 7.25%, 4/15/25(4)		165	172,631
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(4)		120	123,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.75%, 10/15/20		485	493,034
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(4)		140	149,187

			$1,394,902

8

Security	Principal Amount* (000’s omitted)		Value
Distributors — 0.0%(2)
H&E Equipment Services, Inc., 5.625%, 9/1/25(4)		55	$57,200
HD Supply, Inc., 5.75%, 4/15/24(4)		105	112,612

			$169,812

Diversified Consumer Services — 0.1%
Laureate Education, Inc., 8.25%, 5/1/25(4)		335	$360,125

			$360,125

Diversified Financial Services — 1.1%
Cadence Financial Corp., 4.875%, 6/28/19(4)		508	$518,283
DAE Funding, LLC, 4.50%, 8/1/22(4)		155	154,613
DAE Funding, LLC, 5.00%, 8/1/24(4)		255	253,725
Exela Intermediate, LLC/Exela Finance, Inc., 10.00%, 7/15/23(4)		180	178,650
FBM Finance, Inc., 8.25%, 8/15/21(4)		165	176,137
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22		115	118,738
Louvre Bidco SAS, 4.25%, 9/30/24(6)	EUR	1,015	1,256,705
Mercury Bondco PLC, 8.25%, (8.25% cash or 9.00% PIK), 5/30/21(6)(9)	EUR	530	693,228
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(4)		455	450,450
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(4)		150	148,781
West Corp., 8.50%, 10/15/25(4)		240	237,600

			$4,186,910

Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., 5.80%, 3/15/22		500	$489,375
CenturyLink, Inc., 7.50%, 4/1/24		55	55,550
Frontier Communications Corp., 6.25%, 9/15/21		30	24,675
Frontier Communications Corp., 10.50%, 9/15/22		20	16,550
Level 3 Financing, Inc., 5.25%, 3/15/26		90	88,537
Level 3 Parent, LLC, 5.75%, 12/1/22		50	50,625

			$725,312

Electric Utilities — 1.3%
AES Corp. (The), 5.125%, 9/1/27		25	$26,250
AES Corp. (The), 5.50%, 3/15/24		580	600,474
AES Corp. (The), 5.50%, 4/15/25		15	15,675
AES Corp. (The), 6.00%, 5/15/26		45	48,587
AES Gener SA, 8.375% to 6/18/19, 12/18/73(3)(4)		515	534,565
Dynegy, Inc., 7.375%, 11/1/22		450	476,505
Dynegy, Inc., 7.625%, 11/1/24		45	48,843
Dynegy, Inc., 8.00%, 1/15/25(4)		115	125,637
Dynegy, Inc., 8.125%, 1/30/26(4)		80	88,524
Electricite de France S.A., 6.00% to 1/29/26(3)(5)(6)	GBP	800	1,229,901
Melton Renewable Energy UK PLC, 6.75%, 2/1/20(6)	GBP	168	242,113
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(4)		95	95,713
NRG Yield Operating, LLC, 5.375%, 8/15/24		395	400,648
Pattern Energy Group, Inc., 5.875%, 2/1/24(4)		60	63,450
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(3)		580	609,750
TerraForm Power Operating, LLC, 4.25%, 1/31/23(4)		95	94,169
TerraForm Power Operating, LLC, 5.00%, 1/31/28(4)		145	143,187
TerraForm Power Operating, LLC, 6.625%, 6/15/25(4)		90	98,550

			$4,942,541

9

Security	Principal Amount* (000’s omitted)	Value
Energy Equipment & Services — 0.0%(2)
Abengoa Finance S.A.U., 7.75%, 3/31/27(4)(10)	467	$7,005

		$7,005

Equity Real Estate Investment Trusts (REITs) — 0.3%
Equinix, Inc., 5.375%, 5/15/27	115	$121,037
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	120	119,100
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	200	214,000
SBA Communications Corp., 4.00%, 10/1/22(4)	150	148,500
SBA Communications Corp., 4.875%, 9/1/24	55	54,863
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23(8)	390	440,007

		$1,097,507

Food Products — 0.8%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 5.75%, 3/15/25	115	$103,213
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24	95	90,725
Dean Foods Co., 6.50%, 3/15/23(4)	320	317,600
Dole Food Co., Inc., 7.25%, 6/15/25(4)	225	240,187
Land O’ Lakes, Inc., 8.00%(4)(5)	875	997,500
Pilgrim’s Pride Corp., 5.75%, 3/15/25(4)	70	70,875
Pilgrim’s Pride Corp., 5.875%, 9/30/27(4)	95	95,475
Post Holdings, Inc., 5.00%, 8/15/26(4)	85	83,194
Post Holdings, Inc., 5.50%, 3/1/25(4)	230	237,475
Post Holdings, Inc., 5.625%, 1/15/28(4)	245	244,473
TreeHouse Foods, Inc., 6.00%, 2/15/24(4)	180	187,425
US Foods, Inc., 5.875%, 6/15/24(4)	395	413,762

		$3,081,904

Health Care Equipment & Supplies — 1.4%
Centene Corp., 4.75%, 1/15/25	300	$306,000
Centene Corp., 5.625%, 2/15/21	90	92,757
Centene Corp., 6.125%, 2/15/24	340	362,100
Envision Healthcare Corp., 5.625%, 7/15/22	620	633,950
Envision Healthcare Corp., 6.25%, 12/1/24(4)	775	824,406
Hologic, Inc., 4.375%, 10/15/25(4)	70	70,175
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(4)	590	612,125
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(4)	320	332,400
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(4)	390	447,038
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(4)	1,230	1,323,787
Polaris Intermediate Corp., 8.50%, (8.50% cash or 8.50% PIK), 12/1/22(4)(9)	360	375,750

		$5,380,488

Health Care Providers & Services — 0.5%
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	415	$385,950
Eagle Holding Co. II, LLC, 7.625%, (7.625% cash or 8.375% PIK), 5/15/22(4)(9)	150	153,188
HCA, Inc., 5.875%, 2/15/26	750	786,562
Tenet Healthcare Corp., 6.75%, 6/15/23	260	257,400
Tenet Healthcare Corp., 7.50%, 1/1/22(4)	85	90,266
WellCare Health Plans, Inc., 5.25%, 4/1/25	375	392,512

		$2,065,878

10

Security	Principal Amount* (000’s omitted)		Value
Hotels, Restaurants & Leisure — 1.6%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(4)		325	$320,125
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(4)		540	543,375
Carlson Travel, Inc., 6.75%, 12/15/23(4)		200	198,750
CRC Escrow Issuer, LLC/CRC Finco, Inc., 5.25%, 10/15/25(4)		485	482,628
Eldorado Resorts, Inc., 6.00%, 4/1/25		220	230,725
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(4)		490	529,200
Golden Nugget, Inc., 6.75%, 10/15/24(4)		545	564,756
Golden Nugget, Inc., 8.75%, 10/1/25(4)		295	315,650
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(4)		555	585,525
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(4)		585	652,275
MGM Resorts International, 6.00%, 3/15/23		445	481,713
NCL Corp., Ltd., 4.75%, 12/15/21(4)		150	155,063
Scientific Games International, Inc., 7.00%, 1/1/22(4)(8)		38	40,185
Scientific Games International, Inc., 10.00%, 12/1/22		420	460,950
Viking Cruises, Ltd., 5.875%, 9/15/27(4)		470	473,525

			$6,034,445

Household Products — 0.1%
Central Garden & Pet Co., 6.125%, 11/15/23		235	$249,394

			$249,394

Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp., 5.25%, 6/1/26(4)		150	$147,750
Calpine Corp., 5.75%, 1/15/25		145	137,750
NRG Energy, Inc., 5.75%, 1/15/28(4)		210	210,567
NRG Energy, Inc., 7.25%, 5/15/26		350	382,935

			$879,002

Industrial Conglomerates — 0.4%
Wittur International Holding GmbH, 8.50%, 2/15/23(6)	EUR	1,030	$1,336,150

			$1,336,150

Insurance — 0.5%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(4)		60	$63,450
Hub International, Ltd., 7.875%, 10/1/21(4)		500	520,625
KIRS Midco 3 PLC, 8.375%, 7/15/23(6)	GBP	910	1,328,484

			$1,912,559

Internet & Direct Marketing Retail — 0.3%
Netflix, Inc., 3.625%, 5/15/27(6)	EUR	675	$846,668
Netflix, Inc., 4.875%, 4/15/28(4)		245	243,469

			$1,090,137

Internet Software & Services — 0.5%
EIG Investors Corp., 10.875%, 2/1/24		480	$535,200
Match Group, Inc., 5.00%, 12/15/27(4)		90	90,450
Match Group, Inc., 6.375%, 6/1/24		505	547,925
Zayo Group, LLC/Zayo Capital, Inc., 5.75%, 1/15/27(4)		105	106,974
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25		465	489,412

			$1,769,961

IT Services — 0.1%
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(4)		40	$40,200
Gartner, Inc., 5.125%, 4/1/25(4)		160	166,752

			$206,952

11

Security	Principal Amount* (000’s omitted)		Value
Machinery — 0.7%
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(4)		115	$125,350
Cleaver-Brooks, Inc., 7.875%, 3/1/23(4)		95	99,987
Cloud Crane, LLC, 10.125%, 8/1/24(4)		190	215,175
Navistar International Corp., 6.625%, 11/1/25(4)		445	466,271
Norican A/S, 4.50%, 5/15/23(6)	EUR	1,115	1,364,269
Welbilt, Inc., 9.50%, 2/15/24		295	334,825

			$2,605,877

Media — 2.3%
Altice Luxembourg S.A., 7.25%, 5/15/22(6)	EUR	546	$665,901
Altice Luxembourg S.A., 7.75%, 5/15/22(4)		315	303,581
Altice US Finance I Corp., 5.50%, 5/15/26(4)		200	205,000
AMC Entertainment Holdings, Inc., 6.375%, 11/15/24	GBP	345	494,232
Cablevision Systems Corp., 5.875%, 9/15/22		50	50,625
Cablevision Systems Corp., 8.00%, 4/15/20		70	75,338
CBS Radio, Inc., 7.25%, 11/1/24(4)		180	189,900
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(4)		1,130	1,183,675
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(4)		10	10,069
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(4)		294	298,410
CSC Holdings, LLC, 6.75%, 11/15/21		500	537,500
CSC Holdings, LLC, 10.875%, 10/15/25(4)		422	503,636
DISH DBS Corp., 7.75%, 7/1/26		155	159,844
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(4)		140	138,075
MDC Partners, Inc., 6.50%, 5/1/24(4)		240	243,000
Meredith Corp., 6.875%, 2/1/26(4)		155	159,069
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, (8.50% cash or 9.25% PIK), 8/1/19(4)(9)		16	16,020
Salem Media Group, Inc., 6.75%, 6/1/24(4)		295	289,837
SFR Group S.A., 7.375%, 5/1/26(4)		930	920,119
Sirius XM Radio, Inc., 5.00%, 8/1/27(4)		185	184,537
Sirius XM Radio, Inc., 6.00%, 7/15/24(4)		500	523,750
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25(6)	EUR	850	1,117,792
UPC Holding B.V., 5.50%, 1/15/28(4)		260	250,089
Ziggo Secured Finance B.V., 5.50%, 1/15/27(4)		150	149,250

			$8,669,249

Metals & Mining — 1.6%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		450	$464,625
Allegheny Technologies, Inc., 5.95%, 1/15/21		50	51,875
Allegheny Technologies, Inc., 7.875%, 8/15/23		205	225,648
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(4)(3)		270	315,090
Big River Steel, LLC/BRS Finance Corp., 7.25%, 9/1/25(4)		160	172,000
Bombardier, Inc., 6.125%, 1/15/23(4)		20	20,275
Bombardier, Inc., 7.50%, 12/1/24(4)		170	179,137
Centennial Resource Production, LLC, 5.375%, 1/15/26(4)		320	325,600
Constellium N.V., 4.25%, 2/15/26(6)	EUR	940	1,192,458
Covey Park Energy, LLC/Covey Park Finance Corp., 7.50%, 5/15/25(4)		170	179,775
Eldorado Gold Corp., 6.125%, 12/15/20(4)		45	44,325
Ensco PLC, 7.75%, 2/1/26		200	199,375
First Quantum Minerals, Ltd., 7.00%, 2/15/21(4)		75	77,766
First Quantum Minerals, Ltd., 7.25%, 4/1/23(4)		415	440,419

12

Security	Principal Amount* (000’s omitted)		Value
First Quantum Minerals, Ltd., 7.50%, 4/1/25(4)		445	$478,397
Freeport-McMoRan, Inc., 3.10%, 3/15/20		40	40,150
Freeport-McMoRan, Inc., 4.55%, 11/14/24		75	76,594
Hudbay Minerals, Inc., 7.25%, 1/15/23(4)		115	123,337
Hudbay Minerals, Inc., 7.625%, 1/15/25(4)		200	221,000
New Gold, Inc., 6.25%, 11/15/22(4)		155	159,262
New Gold, Inc., 6.375%, 5/15/25(4)		85	89,888
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/1/22(4)		30	30,975
Novelis Corp., 5.875%, 9/30/26(4)		180	185,850
Novelis Corp., 6.25%, 8/15/24(4)		125	131,250
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(4)		185	194,712
Teck Resources, Ltd., 5.20%, 3/1/42		40	40,500
Teck Resources, Ltd., 5.40%, 2/1/43		85	87,763
Teck Resources, Ltd., 6.00%, 8/15/40		45	50,231
Teck Resources, Ltd., 8.50%, 6/1/24(4)		130	147,062
United States Steel Corp., 8.375%, 7/1/21(4)		67	72,360
Zekelman Industries, Inc., 9.875%, 6/15/23(4)		15	16,838

			$6,034,537

Multi-Utilities — 0.4%
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(3)		114	$123,690
Thames Water Kemble Finance PLC, 5.875%, 7/15/22(6)	GBP	900	1,423,438

			$1,547,128

Multiline Retail — 0.1%
Dollar Tree, Inc., 5.75%, 3/1/23		330	$344,850

			$344,850

Oil, Gas & Consumable Fuels — 3.1%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25		120	$123,300
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24		30	31,613
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27		55	56,581
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26		55	57,200
Antero Resources Corp., 5.375%, 11/1/21		1,000	1,027,500
Canbriam Energy, Inc., 9.75%, 11/15/19(4)		305	311,100
Cheniere Energy Partners, L.P., 5.25%, 10/1/25(4)		330	337,012
Chesapeake Energy Corp., 8.00%, 12/15/22(4)		31	33,364
Continental Resources, Inc., 4.50%, 4/15/23		145	147,175
Crown Americas, LLC/Crown Americas Capital Corp., VI, 4.75%, 2/1/26(4)		165	166,650
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(4)		585	592,312
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22		200	207,000
Denbury Resources, Inc., 9.00%, 5/15/21(4)		95	97,613
Diamondback Energy, Inc., 4.75%, 11/1/24		60	60,975
Diamondback Energy, Inc., 5.375%, 5/31/25		155	161,394
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(4)		155	157,325
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(4)		205	209,356
EnLink Midstream Partners, LP., Series C, 6.00% to 12/15/22(3)(5)		392	389,633
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(4)		110	116,325
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(4)		385	385,866
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(4)		195	212,062
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(4)		360	380,700
Gulfport Energy Corp., 6.00%, 10/15/24		49	49,613
Gulfport Energy Corp., 6.625%, 5/1/23		350	362,250
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(4)		220	229,900

13

Security	Principal Amount* (000’s omitted)	Value
Murphy Oil Corp., 6.875%, 8/15/24	55	$58,886
Murphy Oil USA, Inc., 5.625%, 5/1/27	65	67,356
Murphy Oil USA, Inc., 6.00%, 8/15/23	500	520,000
Nabors Industries, Inc., 5.75%, 2/1/25(4)	310	305,573
Newfield Exploration Co., 5.625%, 7/1/24	65	69,875
Oasis Petroleum, Inc., 6.50%, 11/1/21	50	51,188
Oasis Petroleum, Inc., 6.875%, 3/15/22	45	46,463
Oasis Petroleum, Inc., 6.875%, 1/15/23	235	242,931
Odebrecht Oil & Gas Finance, Ltd., 0.00%(4)(5)	862	25,856
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(4)	75	76,125
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(4)	140	142,100
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(4)	185	190,550
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(4)	150	158,625
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	100	105,500
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	130	137,261
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(3)(5)	683	688,976
Precision Drilling Corp., 6.50%, 12/15/21	17	17,425
Precision Drilling Corp., 7.125%, 1/15/26(4)	75	78,188
Precision Drilling Corp., 7.75%, 12/15/23	10	10,775
Resolute Energy Corp., 8.50%, 5/1/20	65	65,650
SESI, LLC, 7.75%, 9/15/24(4)	35	37,713
Seven Generations Energy, Ltd., 5.375%, 9/30/25(4)	255	258,187
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(4)(7)	160	160,000
SM Energy Co., 5.625%, 6/1/25	85	84,575
SM Energy Co., 6.125%, 11/15/22	435	454,031
SM Energy Co., 6.75%, 9/15/26	175	183,312
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(4)	145	148,048
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26(4)	80	81,876
Teleflex, Inc., 4.625%, 11/15/27	160	160,000
Transocean, Inc., 7.50%, 1/15/26(4)	105	109,562
Trinidad Drilling, Ltd., 6.625%, 2/15/25(4)	205	201,925
Weatherford International, Ltd., 8.25%, 6/15/23	40	42,400
Weatherford International, Ltd., 9.875%, 2/15/24	95	104,025
Whiting Petroleum Corp., 5.75%, 3/15/21	25	25,938
Whiting Petroleum Corp., 6.625%, 1/15/26(4)	315	322,875
WildHorse Resource Development Corp., 6.875%, 2/1/25	380	394,250
WPX Energy, Inc., 7.50%, 8/1/20	64	69,440

		$11,801,279

Paper & Forest Products — 0.0%(2)
Mercer International, Inc., 5.50%, 1/15/26(4)	70	$71,050

		$71,050

Pharmaceuticals — 0.5%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(4)	340	$340,850
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(4)	198	215,820
Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25(4)	95	96,354
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(4)	110	99,605
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(4)	155	162,797
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(4)	315	335,771

14

Security	Principal Amount* (000’s omitted)		Value
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(4)		245	$246,531
Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(4)		245	252,274
Vizient, Inc., 10.375%, 3/1/24(4)		125	141,250

			$1,891,252

Pipelines — 1.0%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22		373	$392,773
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24		105	113,925
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24		80	82,802
Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27		120	124,200
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25		230	248,256
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24		170	193,694
Enbridge Energy Partners, L.P., 5.492%, (3 mo. USD LIBOR + 3.798%), 10/1/77(11)		110	110,412
Energy Transfer Equity, L.P., 5.875%, 1/15/24		20	21,700
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(3)(5)		650	652,437
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(4)		580	593,050
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(4)		60	63,000
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25(4)		120	122,400
NGPL PipeCo, LLC, 4.375%, 8/15/22(4)		50	50,703
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(4)		565	564,294
Williams Cos., Inc. (The), 3.70%, 1/15/23		230	229,425
Williams Cos., Inc. (The), 4.55%, 6/24/24		125	128,906
Williams Cos., Inc. (The), 5.75%, 6/24/44		140	155,064

			$3,847,041

Real Estate Investment Trusts (REITs) — 0.7%
CyrusOne, L.P./CyrusOne Finance Corp., 5.375%, 3/15/27		50	$52,125
ESH Hospitality, Inc., 5.25%, 5/1/25(4)		160	161,600
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(4)		465	478,950
IRB Holding Corp., 6.75%, 2/15/26(4)(7)		160	162,400
Kennedy Wilson Europe Real Estate PLC, 3.25%, 11/12/25(6)	EUR	1,100	1,404,215
Mattamy Group Corp., 6.50%, 10/1/25(4)		180	190,575
Mattamy Group Corp., 6.875%, 12/15/23(4)		250	265,625

			$2,715,490

Real Estate Management & Development — 0.3%
AT Securities BV, 5.25% to 7/21/23(3)(5)(6)		1,250	$1,259,201

			$1,259,201

Semiconductors & Semiconductor Equipment — 0.3%
Microsemi Corp., 9.125%, 4/15/23(4)		575	$644,000
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(4)		200	204,625
Versum Materials, Inc., 5.50%, 9/30/24(4)		145	154,062

			$1,002,687

Software — 0.7%
Camelot Finance S.A., 7.875%, 10/15/24(4)		130	$138,775
Infor (US), Inc., 5.75%, 8/15/20(4)		160	164,432
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(4)		255	270,938
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(4)		545	613,806
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23		775	816,656
Symantec Corp., 5.00%, 4/15/25(4)		115	117,568
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(4)		200	208,000
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(4)		260	265,850

			$2,596,025

15

Security	Principal Amount* (000’s omitted)		Value
Specialty Retail — 0.2%
Beacon Escrow Corp., 4.875%, 11/1/25(4)		190	$190,000
Entegris, Inc., 4.625%, 2/10/26(4)		200	201,750
Hot Topic, Inc., 9.25%, 6/15/21(4)		195	193,537

			$585,287

Technology Hardware, Storage & Peripherals — 0.5%
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(4)		135	$145,228
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(4)		205	212,817
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(4)		355	389,249
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(4)		210	229,500
Seagate HDD Cayman, 4.75%, 1/1/25		105	104,381
Western Digital Corp., 7.375%, 4/1/23(4)		365	398,306
Western Digital Corp., 10.50%, 4/1/24		475	556,581

			$2,036,062

Telecommunications — 1.0%
Hughes Satellite Systems Corp., 5.25%, 8/1/26		145	$146,994
Hughes Satellite Systems Corp., 6.625%, 8/1/26		195	206,700
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23		45	35,438
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20		85	74,906
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(4)		200	210,500
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25(4)		185	170,607
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(4)		150	151,875
Sprint Capital Corp., 6.875%, 11/15/28		655	678,744
Sprint Corp., 7.875%, 9/15/23		1,800	1,905,750
T-Mobile USA, Inc., 4.50%, 2/1/26		155	155,990
T-Mobile USA, Inc., 4.75%, 2/1/28		105	105,525

			$3,843,029

Textiles, Apparel & Luxury Goods — 0.3%
CBR Fashion Finance BV, 5.125%, 10/1/22(6)	EUR	815	$955,956

			$955,956

Thrifts & Mortgage Finance — 0.1%
Flagstar Bancorp, Inc., 6.125%, 7/15/21		235	$248,023

			$248,023

Toys, Games & Hobbies — 0.1%
Mattel, Inc., 6.75%, 12/31/25(4)		190	$192,850

			$192,850

Transportation — 0.3%
CEVA Group PLC, 7.00%, 3/1/21(4)		75	$74,625
CMA CGM S.A., 5.25%, 1/15/25(6)	EUR	127	152,651
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(4)		260	269,425
XPO Logistics, Inc., 6.125%, 9/1/23(4)		80	84,700
XPO Logistics, Inc., 6.50%, 6/15/22(4)		500	522,375

			$1,103,776

Total Corporate Bonds & Notes (identified cost $118,222,882)			$123,387,713

16

Senior Floating-Rate Loans — 2.4%(12)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Business Equipment and Services — 0.1%
EIG Investors Corp., Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), Maturing 2/9/23	$473	$477,576

		$477,576

Containers and Glass Products — 0.3%
BWAY Holding Company, Term Loan, 4.96%, (USD LIBOR + 3.25%), Maturing 4/3/24(13)	$995	$1,004,121

		$1,004,121

Electronics/Electrical — 0.5%
Applied Systems, Inc., Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing 9/19/24	$180	$181,598
Cortes NP Acquisition Corporation, Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing 11/30/23	494	498,574
Riverbed Technology, Inc., Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing 4/24/22	500	493,889
Solera, LLC, Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing 3/3/23	684	690,048

		$1,864,109

Financial Intermediaries — 0.1%
Navistar International Corporation, Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing 11/1/24	$395	$399,032

		$399,032

Food/Drug Retailers — 0.3%
Albertsons, LLC, Term Loan, 4.46%, (3 mo. USD LIBOR + 3.00%), Maturing 6/22/23	$995	$989,589

		$989,589

Health Care — 0.3%
MPH Acquisition Holdings, LLC, Term Loan, 4.69%, (3 mo. USD LIBOR + 3.00%), Maturing 6/7/23	$406	$409,088
Press Ganey Holdings, Inc., Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing 10/21/23	188	190,373
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.07%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	428	432,903

		$1,032,364

Insurance — 0.2%
Asurion, LLC, Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing 8/4/25	$555	$573,963

		$573,963

Lodging and Casinos — 0.3%
Gateway Casinos & Entertainment Limited, Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing 2/22/23	$995	$1,011,169

		$1,011,169

Oil and Gas — 0.1%
Chesapeake Energy Corporation, Term Loan, 8.95%, (3 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$365	$391,463
Drillship Hydra Owners, Inc., Term Loan, 8.00%, Maturing 9/20/24(14)	60	60,975

		$452,438

17

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Publishing — 0.2%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing 5/4/22	$516	$515,993
Meredith Corporation, Term Loan, Maturing 1/17/25(15)	180	182,109

		$698,102

Steel — 0.0%(2)
Big River Steel, LLC, Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$175	$176,526

		$176,526

Surface Transport — 0.0%(2)
Direct ChassisLink, Inc., Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	$145	$148,988

		$148,988

Telecommunications — 0.0%(2)
Intelsat Jackson Holdings S.A., Term Loan, 6.63%, Maturing 1/14/24(14)	$110	$110,756

		$110,756

Utilities — 0.0%(2)
TerraForm Power Operating, LLC, Term Loan, 4.15%, (3 mo. USD LIBOR + 2.75%), Maturing 11/8/22	$100	$101,250

		$101,250

Total Senior Floating-Rate Loans (identified cost $8,978,313)		$9,039,983

Convertible Bonds — 0.1%

Security	Principal Amount (000’s omitted)	Value
Utilities — 0.1%
NRG Yield, Inc., 3.25%, 6/1/20(4)	$300	$297,800

Total Convertible Bonds (identified cost $286,040)		$297,800

Miscellaneous — 0.0%

Security	Principal Amount	Value
Telecommunications — 0.0%
Avaya, Inc., Escrow Certificates(1)(16)	$200,000	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 1.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(17)	5,438,740	$5,439,284

Total Short-Term Investments (identified cost $5,438,807)		$5,439,284

18

Value
Total Investments — 100.2% (identified cost $344,589,008)	$376,975,486

Other Assets, Less Liabilities — (0.2)%	$(634,932)

Net Assets — 100.0%	$376,340,554

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $57,712,559 or 15.3% of the Portfolio’s net assets.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $29,075,741 or 7.7% of the Portfolio’s net assets.

(7)	When-issued security.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuers descretion.

(10)	Issuer is in default with respect to interest and/or principal payments.

(11)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(13)	The stated interest rate represents the weighted average interest rate at January 31, 2018 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(14)	Fixed-rate loan.

(15)	This Senior Loan will settle after January 31, 2018, at which time the interest rate will be determined.

(16)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(17)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $16,451.

19

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	56.2%	$211,746,673
United Kingdom	10.0	37,681,595
France	4.3	16,359,783
Netherlands	3.6	13,745,153
Canada	3.4	12,708,914
Japan	3.4	12,688,941
Germany	2.3	8,636,530
Australia	2.2	8,317,750
Spain	2.2	8,257,632
Sweden	2.1	8,033,933
Denmark	2.1	7,926,501
Finland	1.6	6,113,148
Switzerland	1.5	5,483,270
Italy	1.1	4,017,253
Luxembourg	0.7	2,674,647
Belgium	0.6	2,263,715
Taiwan	0.6	2,222,682
Hong Kong	0.5	1,685,366
China	0.4	1,441,892
Brazil	0.3	1,230,174
Mexico	0.3	1,064,829
Ireland	0.2	806,231
New Zealand	0.2	765,971
Chile	0.1	534,565
United Arab Emirates	0.1	408,338
Cayman Islands	0.0 (1)	160,000

Total Investments	100.0%	$376,975,486

(1)	Amount is less than 0.05%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,262,975	USD	1,569,350	State Street Bank and Trust Company	2/13/18	$—	$(215)
USD	351,500	EUR	283,525	State Street Bank and Trust Company	2/13/18	—	(755)

						$—	$(970)

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	106	Long	Mar-18	$14,976,740	$319,887
Nikkei 225 Index	21	Long	Mar-18	4,463,067	(102,960)
SPI 200 Index	57	Short	Mar-18	(6,860,137)	101,546
STOXX Europe 600 Banks Index	791	Short	Mar-18	(19,321,893)	215,235

					$533,708

20

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

SPI 200 Index: Market capitalization-weighted stock index of 200 largest, blue-chip companies listed on the Australian Securities Exchange.

STOXX Europe 600 Banks Index: Index composed of companies from the European banks sector.

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PC	-	Participation Certificate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts on securities indices to gain or limit exposure to certain markets, particularly in connection with engaging in the dividend capture trading strategy.

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial Futures Contracts*	$636,668	$(102,960)

Total		$636,668	$(102,960)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$—	$(970)

Total		$—	$(970)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

21

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Consumer Discretionary	$16,938,584	$6,907,749	$—	$23,846,333
Consumer Staples	4,653,881	14,398,154	—	19,052,035
Energy	6,053,634	6,364,669	—	12,418,303
Financials	14,493,803	26,073,617	—	40,567,420
Health Care	17,327,879	13,942,635	—	31,270,514
Industrials	14,233,803	26,085,667	—	40,319,470
Information Technology	23,369,617	6,131,383	—	29,501,000
Materials	4,280,462	7,895,498	—	12,175,960
Real Estate	6,703,083	—	—	6,703,083
Telecommunication Services	—	3,969,343	—	3,969,343
Utilities	4,231,616	3,698,475	—	7,930,091
Total Common Stocks	$112,286,362	$115,467,190 **	$—	$227,753,552
Preferred Stocks
Consumer Staples	$—	$535,270	$—	$535,270
Energy	561,213	—	—	561,213
Financials	3,238,481	3,259,017	—	6,497,498
Industrials	430,465	—	—	430,465
Real Estate	1,653,505	—	—	1,653,505
Utilities	1,379,203	—	—	1,379,203
Total Preferred Stocks	$7,262,867	$3,794,287	$—	$11,057,154
Corporate Bonds & Notes	$—	$123,387,713	$—	$123,387,713
Senior Floating-Rate Loans	—	9,039,983	—	9,039,983
Convertible Bonds	—	297,800	—	297,800
Miscellaneous	—	—	0	0
Short-Term Investments	—	5,439,284	—	5,439,284
Total Investments	$119,549,229	$257,426,257	$0	$376,975,486
Futures Contracts	$319,887	$316,781	$—	$636,668
Total	$119,869,116	$257,743,038	$0	$377,612,154

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(970)	$—	$(970)
Futures Contracts	—	(102,960)	—	(102,960)
Total	$—	$(103,930)	$—	$(103,930)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

22

Eaton Vance

Global Macro Absolute Return Fund

January 31, 2018 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2018, the value of the Fund’s investment in the Portfolio was $5,443,379,609 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio

January 31, 2018

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 52.4%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.7%
Albania Government Bond, 8.80%, 10/23/25	ALL	480,800	$5,026,881
Albania Government Bond, 8.93%, 4/23/25	ALL	224,390	2,363,060
Republic of Albania, 5.75%, 11/12/20(1)	EUR	59,384	82,925,779

Total Albania			$90,315,720

Argentina — 0.6%
Argentina POM Politica Monetaria, 27.778%, (ARPP7DRR), 6/21/20(2)	ARS	505,160	$28,085,713
Republic of Argentina, 2.40%, 3/18/18	USD	5,866	5,875,345

Total Argentina			$33,961,058

Australia — 1.8%
Australia Government Bond, 3.00%, 3/21/47(1)(3)	AUD	92,872	$69,129,379
Australia Government Bond, 3.25%, 6/21/39(1)(3)	AUD	35,500	28,568,849

Total Australia			$97,698,228

Barbados — 0.5%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	32,126	$24,214,973
Barbados Government International Bond, 7.00%, 8/4/22(1)	USD	2,475	2,076,005

Total Barbados			$26,290,978

China — 0.0%(4)
China Government Bond, 3.40%, 2/9/27	CNY	10,000	$1,522,959

Total China			$1,522,959

Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(5)	CRC	1,621,144	$2,637,293

Total Costa Rica			$2,637,293

Cyprus — 1.0%
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	36,048	$52,371,094

Total Cyprus			$52,371,094

Dominican Republic — 3.2%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	2,115,900	$46,886,174
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,674,800	35,827,494
Dominican Republic, 14.00%, 6/8/18(1)	DOP	1,783,800	37,471,326
Dominican Republic, 15.00%, 4/5/19(1)	DOP	541,100	12,156,158
Dominican Republic, 15.95%, 6/4/21(1)	DOP	239,300	6,063,494
Dominican Republic, 16.00%, 7/10/20(1)	DOP	1,417,800	34,498,346
Dominican Republic, 16.95%, 2/4/22(1)	DOP	110,200	2,952,546

Total Dominican Republic			$175,855,538

El Salvador — 3.0%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,877	$4,913,578
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	20,895	21,443,494
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	17,480	18,419,550

1

Security	Principal Amount (000’s omitted)		Value
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	9,508	$10,482,570
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	49,885	55,087,008
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	5,987	6,989,822
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	39,765	46,922,700

Total El Salvador			$164,258,722

Fiji — 0.7%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	39,998	$39,877,366

Total Fiji			$39,877,366

Georgia — 0.2%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	390	$155,648
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	4,854	1,949,382
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,395	1,066,999
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,682	1,199,913
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	10,230	4,125,212
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,998	921,402

Total Georgia			$9,418,556

Greece — 0.5%
Hellenic Republic Government Bond, 3.50%, 1/30/23(1)	EUR	5,072	$6,442,289
Hellenic Republic Government Bond, 4.375%, 8/1/22(1)(6)	EUR	16,558	21,870,264

Total Greece			$28,312,553

Honduras — 0.4%
Honduras Government International Bond, 6.25%, 1/19/27(1)	USD	9,705	$10,469,560
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	8,987	10,155,310

Total Honduras			$20,624,870

Iceland — 2.0%
Republic of Iceland, 5.00%, 11/15/28	ISK	2,106,105	$20,596,938
Republic of Iceland, 6.25%, 2/5/20	ISK	90,991	934,943
Republic of Iceland, 6.50%, 1/24/31	ISK	4,043,656	45,208,774
Republic of Iceland, 7.25%, 10/26/22	ISK	692,226	7,575,476
Republic of Iceland, 8.00%, 6/12/25	ISK	2,878,976	33,875,187

Total Iceland			$108,191,318

India — 4.9%
India Government Bond, 6.68%, 9/17/31	INR	1,554,000	$22,405,844
India Government Bond, 6.79%, 5/15/27	INR	1,210,000	18,021,469
India Government Bond, 6.79%, 12/26/29	INR	2,000,000	29,558,006
India Government Bond, 6.97%, 9/6/26	INR	1,200,000	18,203,436
India Government Bond, 7.61%, 5/9/30	INR	2,296,000	35,708,637
India Government Bond, 7.73%, 12/19/34	INR	729,100	11,388,650
India Government Bond, 7.88%, 3/19/30	INR	5,192,580	82,190,593
India Government Bond, 7.95%, 8/28/32	INR	474,800	7,554,899
National Highways Authority of India, 7.17%, 12/23/21	INR	1,750,000	27,162,388
National Highways Authority of India, 7.60%, 3/18/22	INR	1,000,000	15,718,035

Total India			$267,911,957

Japan — 2.3%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(5)	JPY	4,754,856	$45,745,400
Japan Government CPI Linked Bond, 0.10%, 3/10/25(5)	JPY	7,958,220	76,600,695

Total Japan			$122,346,095

2

Security	Principal Amount (000’s omitted)		Value
Kazakhstan — 0.3%
Kazakhstan Government International Bond, 9.60%, 4/3/21	KZT	5,807,290	$18,557,090

Total Kazakhstan			$18,557,090

Macedonia — 3.3%
Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	5,270	$6,620,697
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	77,225	104,153,485
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	48,855	67,267,405
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	2,027	2,979,876

Total Macedonia			$181,021,463

New Zealand — 3.8%
New Zealand Government Bond, 2.00%, 9/20/25(1)(5)	NZD	99,023	$76,137,282
New Zealand Government Bond, 2.50%, 9/20/35(1)(5)	NZD	44,892	36,548,526
New Zealand Government Bond, 2.50%, 9/20/40(5)	NZD	20,447	16,322,132
New Zealand Government Bond, 3.00%, 9/20/30(1)(5)	NZD	92,731	79,173,256

Total New Zealand			$208,181,196

Peru — 3.7%
Peru Government Bond, 5.70%, 8/12/24	PEN	381,190	$131,171,912
Peru Government Bond, 8.20%, 8/12/26	PEN	171,700	67,826,091

Total Peru			$198,998,003

Philippines — 0.7%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$36,491,759

Total Philippines			$36,491,759

Serbia — 6.7%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	18,727,320	$210,150,449
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	2,703,190	29,040,404
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	362,710	3,810,208
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	1,327,010	14,102,745
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,528,370	31,277,050
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,925,250	75,237,704
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	230,000	3,133,475

Total Serbia			$366,752,035

Sri Lanka — 4.0%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	3,855,300	$24,942,358
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	141,000	896,892
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	432,000	2,786,518
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,397,000	15,558,277
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	2,522,000	16,242,548
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,352,630	15,301,606
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,565,000	10,185,718
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,040,300	13,528,564
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	1,991,100	13,259,258
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	784,840	5,206,251
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,951,000	12,965,322
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,597,000	10,761,814
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	1,258,310	8,581,245
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,536,000	10,656,463
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	218,000	1,519,200
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	2,140,750	14,909,867
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	641,830	4,414,565

3

Security	Principal Amount (000’s omitted)		Value
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	1,035,380	$7,218,665
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	971,000	6,794,629
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,422,000	9,884,061
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	121,000	844,671
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,859,000	13,358,915

Total Sri Lanka			$219,817,407

Suriname — 0.3%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	14,022	$14,863,320

Total Suriname			$14,863,320

Tanzania — 2.2%
United Republic of Tanzania, 7.452%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	115,006	$121,043,932

Total Tanzania			$121,043,932

Thailand — 2.7%
Thailand Government Bond, 1.20%, 7/14/21(1)(5)	THB	2,046,946	$65,391,030
Thailand Government Bond, 1.25%, 3/12/28(1)(5)	THB	2,551,516	79,793,316

Total Thailand			$145,184,346

Turkey — 1.8%
Republic of Turkey, 4.875%, 10/9/26	USD	26,700	$26,072,817
Republic of Turkey, 7.00%, 6/5/20	USD	15,589	16,742,898
Republic of Turkey, 7.375%, 2/5/25	USD	47,600	54,615,050

Total Turkey			$97,430,765

Total Foreign Government Bonds (identified cost $2,646,377,767)			$2,849,935,621

Foreign Corporate Bonds — 2.3%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.4%
Banco Hipotecario SA, 23.708%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	200,000	$10,043,595
YPF SA, 27.125%, (Badlar + 4.00%), 7/7/20(1)(2)	USD	12,483	11,126,972

Total Argentina			$21,170,567

Bulgaria — 0.2%
Eurohold Bulgaria AD, 6.50%, 12/7/22(1)	EUR	9,200	$11,286,904

Total Bulgaria			$11,286,904

Ecuador — 0.4%
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.316%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	6,335	$6,508,834
Petroamazonas EP, 4.625%, 2/16/20(1)	USD	13,490	13,314,630

Total Ecuador			$19,823,464

Georgia — 0.2%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	18,730	$7,520,152
Bank of Georgia JSC, 11.00%, 6/1/20(1)	GEL	4,655	1,884,118

Total Georgia			$9,404,270

4

Security	Principal Amount (000’s omitted)		Value
Honduras — 0.2%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	9,010	$9,325,350

Total Honduras			$9,325,350

India — 0.9%
LIC Housing Finance, Ltd., 7.48%, 6/10/22	INR	200,000	$3,089,289
Power Finance Corp., Ltd., 7.40%, 9/30/21	INR	472,000	7,281,017
Power Finance Corp., Ltd., 7.47%, 9/16/21	INR	892,000	13,814,106
Power Finance Corp., Ltd., 7.50%, 8/16/21	INR	500,000	7,756,555
Power Finance Corp., Ltd., 7.75%, 3/22/27	INR	1,214,000	19,088,948

Total India			$51,029,915

Indonesia — 0.0%(4)
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	18,080,000	$1,371,403

Total Indonesia			$1,371,403

Total Foreign Corporate Bonds (identified cost $128,557,152)			$123,411,873

Sovereign Loans — 2.2%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.5%
Government of Barbados, Term Loan, 11.78%, (6 mo. USD LIBOR + 10.00%), Maturing December 20, 2019(2)(7)		$25,760	$25,610,025

Total Barbados			$25,610,025

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.21%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(7)		$13,867	$13,637,881

Total Ethiopia			$13,637,881

Kenya — 0.1%
Government of Kenya, Term Loan, 6.53%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$3,806	$3,806,000

Total Kenya			$3,806,000

Macedonia — 0.3%
Republic of Macedonia, Term Loan, 3.94%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(2)(8)	EUR	11,000	$14,085,987

Total Macedonia			$14,085,987

Tanzania — 1.1%
Government of the United Republic of Tanzania, Term Loan, 7.03%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)		$59,140	$60,283,472

Total Tanzania			$60,283,472

Total Sovereign Loans (identified cost $113,468,160)			$117,423,365

5

Credit Linked Notes (CLN) — 0.0%(4)

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.0%(4)
Desarrolladora Energética S.A. (Deutsche Bank AG), 9.50%, 7/27/20(6)(9)	USD	2,100	$2,126,250

Total Argentina			$2,126,250

Total Credit Linked Notes (identified cost $2,126,356)			$2,126,250

Debt Obligations - United States — 13.2%

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount		Value
Eaton Corp., 8.875%, 6/15/19		$500,000	$536,652

Total Corporate Bonds & Notes (identified cost $506,156)			$536,652

Collateralized Mortgage Obligations — 7.5%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22		$60,650	$65,806
Series 350, Class F2, 1.711%, (1 mo. USD LIBOR + 0.35%), 9/15/40(2)		6,355,231	6,344,839
Series 1548, Class Z, 7.00%, 7/15/23		72,014	78,041
Series 1650, Class K, 6.50%, 1/15/24		398,555	428,964
Series 1817, Class Z, 6.50%, 2/15/26		63,756	69,450
Series 1927, Class ZA, 6.50%, 1/15/27		231,126	252,620
Series 2127, Class PG, 6.25%, 2/15/29		341,410	370,857
Series 2344, Class ZD, 6.50%, 8/15/31		538,422	604,043
Series 2458, Class ZB, 7.00%, 6/15/32		975,211	1,115,683
Series 4691, Class FA, 1.91%, (1 mo. USD LIBOR + 0.35%), 6/15/47(2)		2,644,398	2,643,710
Series 4707, Class LF, 1.91%, (1 mo. USD LIBOR + 0.35%), 8/15/47(2)		15,377,980	15,374,862
Series 4748, Class FG, 1.86%, (1 mo. USD LIBOR + 0.30%), 1/15/48(2)		8,198,067	8,126,972
Series 4748, Class HF, 1.86%, (1 mo. USD LIBOR + 0.30%), 1/15/48(2)		5,970,962	5,951,314
Series 4751, Class EF, 1.81%, (1 mo. USD LIBOR + 0.25%), 5/15/41(2)		15,282,623	15,280,235
Series 4752, Class PF, 1.86%, (1 mo. USD LIBOR + 0.30%), 11/15/47(2)		32,499,404	32,234,726

			$88,942,122

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA2, Class M2, 5.011%, (1 mo. USD LIBOR + 3.45%), 10/25/29(2)		$8,445,000	$9,239,668
Series 2017-DNA3, Class M2, 4.061%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)		29,000,000	30,075,651
Series 2018-DNA1, Class M2, 3.361%, (1 mo. USD LIBOR + 1.80%), 7/25/30(2)		26,900,000	26,935,882

			$66,251,201

6

Security	Principal Amount	Value
Federal National Mortgage Association:
Series G48, Class Z, 7.10%, 12/25/21	$212,710	$226,114
Series G92-60, Class Z, 7.00%, 10/25/22	322,761	344,796
Series G93-1, Class K, 6.675%, 1/25/23	329,399	350,852
Series G94-7, Class PJ, 7.50%, 5/17/24	367,507	403,623
Series 1992-180, Class F, 2.711%, (1 mo. USD LIBOR + 1.15%), 10/25/22(2)	271,676	274,791
Series 1993-16, Class Z, 7.50%, 2/25/23	241,094	261,328
Series 1993-79, Class PL, 7.00%, 6/25/23	150,268	162,276
Series 1993-104, Class ZB, 6.50%, 7/25/23	61,937	66,406
Series 1993-121, Class Z, 7.00%, 7/25/23	976,620	1,053,848
Series 1993-141, Class Z, 7.00%, 8/25/23	196,156	212,086
Series 1994-42, Class ZQ, 7.00%, 4/25/24	1,257,433	1,366,930
Series 1994-79, Class Z, 7.00%, 4/25/24	244,656	265,645
Series 1994-89, Class ZQ, 8.00%, 7/25/24	195,557	217,339
Series 1996-35, Class Z, 7.00%, 7/25/26	58,787	65,198
Series 1998-16, Class H, 7.00%, 4/18/28	236,584	265,317
Series 1998-44, Class ZA, 6.50%, 7/20/28	403,067	445,216
Series 1999-25, Class Z, 6.00%, 6/25/29	390,208	426,339
Series 2000-2, Class ZE, 7.50%, 2/25/30	104,566	117,449
Series 2000-49, Class A, 8.00%, 3/18/27	321,256	362,473
Series 2001-31, Class ZA, 6.00%, 7/25/31	3,129,749	3,436,787
Series 2001-74, Class QE, 6.00%, 12/25/31	870,435	961,353
Series 2009-48, Class WA, 5.829%, 7/25/39(10)	4,079,682	4,400,633
Series 2011-38, Class SA, 8.816%, (13.50% - 1 mo. USD LIBOR x 3), 5/25/41(11)	4,210,098	4,668,889
Series 2017-54, Class FB, 1.661%, (1 mo. USD LIBOR + 0.30%), 7/25/47(2)	10,796,730	10,795,918
Series 2017-68, Class AF, 1.661%, (1 mo. USD LIBOR + 0.30%), 9/25/47(2)	11,496,740	11,490,300
Series 2017-104, Class FB, 1.911%, (1 mo. USD LIBOR + 0.35%), 1/25/48(2)	12,127,581	12,065,532

		$54,707,438

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C03, Class 1M2, 4.561%, (1 mo. USD LIBOR + 3.00%), 10/25/29(2)	$30,940,000	$32,817,699
Series 2017-C05, Class 1M2, 3.761%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	27,000,000	27,466,185
Series 2017-C06, Class 1M2, 4.211%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	38,950,000	40,507,992

		$100,791,876

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$83,839	$89,857
Series 2016-122, Class BF, 1.868%, (1 mo. USD LIBOR + 0.30%), 9/20/46(2)	5,010,388	5,002,315
Series 2016-160, Class CF, 1.868%, (1 mo. USD LIBOR + 0.30%), 11/20/46(2)	3,741,721	3,736,065
Series 2017-117, Class EF, 1.868%, (1 mo. USD LIBOR + 0.30%), 8/20/47(2)	4,230,355	4,222,987
Series 2017-163, Class GF, 1.868%, (1 mo. USD LIBOR + 0.30%), 11/20/47(2)	3,798,512	3,792,022
Series 2017-174, Class AF, 1.848%, (1 mo. USD LIBOR + 0.28%), 1/20/43(2)	20,282,369	20,265,433
Series 2017-182, Class FN, 1.86%, (1 mo. USD LIBOR + 0.30%), 12/16/47(2)	5,909,918	5,910,672
Series 2017-188, Class FA, 1.848%, (1 mo. USD LIBOR + 0.28%), 9/20/43(2)	21,325,844	21,314,248
Series 2018-7, Class F, 1.864%, (1 mo. USD LIBOR + 0.30%), 1/20/48(2)	10,650,000	10,663,319
Series 2018-11, Class FA, 1.854%, (1 mo. USD LIBOR + 0.30%), 1/20/48(2)	21,570,000	21,571,922

		$96,568,840

Total Collateralized Mortgage Obligations (identified cost $401,601,361)		$407,261,477

7

Mortgage Pass-Throughs — 3.5%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.862%, (COF + 1.25%), with maturity at 2035(12)	$2,101,390	$2,167,728
3.023%, (COF + 2.39%), with maturity at 2023(12)	47,601	48,854
3.418%, (1 yr. CMT + 2.33%), with maturity at 2036(12)	2,317,801	2,451,067
3.558%, (COF + 1.25%), with maturity at 2029(12)	111,599	110,899
4.412%, (COF + 1.25%), with maturity at 2030(12)	417,196	445,096
4.50%, with maturity at 2035	323,305	340,396
6.00%, with various maturities to 2035	8,602,742	9,438,244
6.50%, with various maturities to 2036	15,418,445	17,232,239
6.60%, with maturity at 2030	929,642	1,060,258
7.00%, with various maturities to 2036	15,941,605	18,119,650
7.31%, with maturity at 2026	62,281	69,604
7.50%, with various maturities to 2035	8,943,134	10,084,368
7.95%, with maturity at 2022	122,976	130,158
8.00%, with various maturities to 2034	3,792,322	4,304,699
8.15%, with maturity at 2021	15,336	15,900
8.30%, with maturity at 2021	7,371	7,601
8.50%, with maturity at 2025	103,867	111,837
9.00%, with various maturities to 2027	350,795	377,281
9.50%, with maturity at 2027	63,344	67,327
10.00%, with various maturities to 2020	21,911	22,488
10.50%, with maturity at 2021	25,416	25,500

		$66,631,194

Federal National Mortgage Association:
1.979%, (COF + 1.25%), with various maturities to 2033(12)	$2,959,675	$2,984,921
1.993%, (COF + 1.25%), with maturity at 2027(12)	123,253	124,250
2.137%, (COF + 1.40%), with maturity at 2025(12)	482,260	487,342
2.337%, (COF + 1.60%), with maturity at 2024(12)	292,110	296,185
2.887%, (COF + 2.17%), with maturity at 2023(12)	24,463	24,658
3.369%, (1 yr. CMT + 2.15%), with maturity at 2028(12)	153,258	158,947
3.545%, (COF + 1.25%), with maturity at 2034(12)	1,229,208	1,292,384
3.687%, (COF + 1.25%), with maturity at 2035(12)	3,392,507	3,554,937
3.801%, (COF + 1.78%), with maturity at 2035(12)	3,242,341	3,459,173
5.50%, with maturity at 2020	60,742	61,884
6.00%, with various maturities to 2038	48,235,773	53,528,176
6.322%, (COF + 2.00%, Floor 6.32%), with maturity at 2032(12)	1,200,382	1,297,639
6.50%, with various maturities to 2038	16,550,434	18,497,303
7.00%, with various maturities to 2035	18,486,526	21,019,638
7.447%, (1 yr. CMT + 2.15%), with maturity at 2025(12)	30,625	32,535
7.50%, with various maturities to 2035	5,659,157	6,394,746
8.00%, with various maturities to 2034	1,991,802	2,249,687
8.50%, with various maturities to 2037	4,186,946	4,913,252
9.00%, with various maturities to 2032	629,252	697,512
9.123%, with maturity at 2028(10)	7,336	7,838
9.50%, with various maturities to 2031	290,781	320,010
9.751%, with maturity at 2027(10)	23,113	24,417
10.50%, with maturity at 2029	52,613	52,891
11.50%, with maturity at 2031	139,056	172,163

		$121,652,488

8

Security	Principal Amount	Value
Government National Mortgage Association:
3.125%, (1 yr. CMT + 1.50%), with maturity at 2024(12)	$226,697	$230,350
6.50%, with various maturities to 2032	615,154	683,250
7.00%, with various maturities to 2031	989,849	1,118,343
7.50%, with various maturities to 2028	147,075	165,453
7.75%, with maturity at 2019	8,935	9,283
8.00%, with various maturities to 2023	95,138	105,121
8.30%, with maturity at 2020	2,377	2,452
8.50%, with maturity at 2021	17,171	18,110
9.00%, with maturity at 2025	53,694	58,480
9.50%, with various maturities to 2021	34,121	36,307

		$2,427,149

Total Mortgage Pass-Throughs (identified cost $186,710,585)		$190,710,831

U.S. Treasury Obligations — 1.8%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21	$1,500,000	$1,746,562
U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/27(13)(14)	96,498,675	94,573,854

Total U.S. Treasury Obligations (identified cost $97,190,406)		$96,320,416

Small Business Administration Loans (Interest Only)(15) — 0.4%
Security	Principal Amount	Value
1.109%, 5/15/42 to 9/15/42	$3,889,585	$197,363
1.409%, 9/15/42	2,802,879	196,360
1.609%, 8/15/42 to 9/15/42	4,778,061	361,173
1.659%, 8/15/42	1,901,886	174,705
1.809%, 7/15/37 to 9/15/37	3,458,318	244,679
1.909%, 7/15/42	2,507,728	240,225
1.932%, 3/15/41 to 5/15/42	2,229,304	203,108
1.959%, 9/15/42	3,068,297	278,721
2.032%, 8/15/32 to 9/15/42	4,594,250	462,634
2.059%, 8/15/38	851,320	67,311
2.109%, 8/15/42 to 9/15/42	6,177,238	624,541
2.159%, 2/15/42	1,519,108	162,839
2.209%, 9/15/42	6,353,309	667,934
2.238%, 3/19/36	28,881,200	2,778,574
2.329%, 10/29/39	48,708,948	5,022,672
2.359%, 9/15/42	2,043,558	236,072
2.382%, 2/15/41 to 3/15/41	1,413,948	148,525
2.386%, 7/15/39	1,065,124	101,173
2.409%, 12/15/41 to 8/15/42	4,165,608	489,611
2.459%, 4/15/42 to 9/15/42	5,249,395	621,081
2.482%, 9/15/41	972,006	137,972
2.532%, 6/15/36	930,746	85,970
2.559%, 5/15/37	1,467,286	140,204
2.579%, 9/15/42	2,592,930	322,454

9

Security	Principal Amount	Value
2.609%, 9/15/42	$2,942,382	$454,383
2.632%, 11/15/36	662,950	69,412
2.709%, 7/15/27 to 9/15/42	11,027,662	1,328,142
2.886%, 2/15/41	850,236	109,782
2.932%, 4/15/42 to 5/15/42	3,131,876	458,518
2.959%, 7/15/27 to 12/15/42	6,003,437	778,402
2.985%, 2/15/29	1,046,866	104,466
3.032%, 4/15/41 to 1/15/42	4,276,496	585,388
3.082%, 10/15/42	2,521,779	401,197
3.209%, 6/15/27 to 9/15/42	8,820,629	1,264,180
3.459%, 3/15/27 to 9/15/42	4,757,626	781,400
3.532%, 4/15/37	3,326,082	435,723
3.709%, 3/15/42 to 10/15/42	8,862,308	1,672,646
3.782%, 5/15/27 to 9/15/42	6,672,131	1,130,933

Total Small Business Administration Loans (Interest Only) (identified cost $23,045,875)		$23,540,473

Total Debt Obligations - United States (identified cost $709,054,383)		$718,369,849

Common Stocks — 4.8%

Security	Shares	Value
Cyprus — 0.2%
Bank of Cyprus Holdings PLC(16)(17)	1,305,859	$3,897,689
Bank of Cyprus Holdings PLC(16)(17)	2,890,548	8,614,959

Total Cyprus		$12,512,648

Iceland — 1.5%
Eik Fasteignafelag HF(16)	57,784,005	$5,921,258
Eimskipafelag Islands HF	4,034,070	9,692,363
Hagar HF	29,437,633	12,095,451
Icelandair Group HF	35,379,527	5,737,316
Marel HF	938,080	3,266,458
Marel HF	167,638	583,619
N1 HF	2,081,100	2,639,808
Reginn HF(16)	29,010,300	7,605,048
Reitir Fasteignafelag HF	15,842,197	14,358,296
Siminn HF	288,361,064	12,106,489
Sjova-Almennar Tryggingar HF	36,510,012	6,320,193
Tryggingamidstodin HF	9,728,851	3,319,898

Total Iceland		$83,646,197

Japan — 0.7%
Mitsubishi UFJ Financial Group, Inc.	1,739,600	$13,153,754
Mizuho Financial Group, Inc.	3,625,300	6,872,669
Resona Holdings, Inc.	492,800	2,984,355
Sumitomo Mitsui Financial Group, Inc.	215,700	9,714,256
Sumitomo Mitsui Trust Holdings, Inc.	111,800	4,655,229

Total Japan		$37,380,263

10

Security	Shares	Value
Singapore — 0.3%
Yoma Strategic Holdings, Ltd.	38,138,000	$14,634,636

Total Singapore		$14,634,636

South Korea — 0.8%
AMOREPACIFIC Corp.	1,900	$532,326
AMOREPACIFIC Group	4,500	597,538
Coway Co., Ltd.	4,100	365,269
Hana Financial Group, Inc.	20,100	979,471
Hankook Tire Co., Ltd.	7,000	350,586
Hyundai Heavy Industries Co., Ltd.(16)	3,400	441,669
Hyundai Mobis Co., Ltd.	4,800	1,112,984
Hyundai Motor Co.	13,300	2,019,967
Hyundai Steel Co.	6,400	340,987
Industrial Bank of Korea	31,100	484,593
Kangwon Land, Inc.	15,400	467,601
KB Financial Group, Inc.	30,200	1,899,216
Kia Motors Corp.	15,600	505,815
Korea Electric Power Corp.(16)	20,400	682,417
Korea Zinc Co., Ltd.	1,300	627,001
KT&G Corp.	11,700	1,166,821
LG Chem, Ltd.	3,200	1,294,304
LG Corp.	8,100	675,547
LG Display Co., Ltd.	18,800	564,704
LG Electronics, Inc.	8,100	776,998
LG Household & Health Care, Ltd.	700	770,902
Lotte Chemical Corp.	1,600	628,993
Lotte Corp.(16)	1,917	125,270
Lotte Shopping Co., Ltd.	1,564	353,071
Naver Corp.	4,400	3,747,963
POSCO	4,000	1,426,743
S-Oil Corp.	5,800	668,072
Samsung Biologics Co., Ltd.(6)(16)	3,100	1,265,080
Samsung C&T Corp.	7,400	983,800
Samsung Electronics Co., Ltd.	2,700	6,310,786
Samsung Fire & Marine Insurance Co., Ltd.	2,200	594,982
Samsung Life Insurance Co., Ltd.	8,700	1,050,793
Samsung SDI Co., Ltd.	4,000	737,342
Samsung SDS Co., Ltd.	4,300	1,032,306
Shinhan Financial Group Co., Ltd.	24,000	1,191,503
SK Holdings Co., Ltd.	2,300	685,679
SK Hynix, Inc.	40,500	2,780,112
SK Innovation Co., Ltd.	3,500	670,224
SK Telecom Co., Ltd.	3,700	918,793
Woori Bank	43,300	682,681

Total South Korea		$42,510,909

Sri Lanka — 0.1%
Softlogic Life Insurance PLC	25,625,000	$3,663,194

Total Sri Lanka		$3,663,194

Turkey — 0.5%
Akbank Turk AS	2,973,600	$8,618,773
Turkiye Garanti Bankasi AS	2,713,700	8,852,345
Turkiye Is Bankasi AS, Class C	4,177,500	8,926,297

Total Turkey		$26,397,415

11

Security	Shares		Value
Vietnam — 0.7%
Bank for Foreign Trade of Vietnam JSC		846,990	$2,484,409
Bank for Investment and Development of Vietnam JSC		468,816	707,357
Bao Viet Holdings		156,900	566,183
Binh Minh Plastics JSC		255,600	958,947
Coteccons Construction JSC		133,000	1,178,389
Danang Rubber JSC		68,640	80,784
Domesco Medical Import Export JSC		240,160	1,068,056
FPT Corp.		30,429	84,460
HA TIEN 1 Cement JSC		219,600	156,435
Hoa Phat Group JSC(16)		870,642	2,388,338
Hoa Sen Group		141,277	161,987
KIDO Group Corp.		373,100	731,457
Kinh Bac City Development Share Holding Corp.(16)		513,300	317,838
Masan Group Corp.		954,000	3,848,347
PetroVietnam Drilling & Well Services JSC(16)		260,463	314,799
PetroVietnam Fertilizer & Chemical JSC		385,500	414,343
PetroVietnam Gas JSC		165,200	905,236
PetroVietnam Nhon Trach 2 Power JSC		882,000	1,282,447
PetroVietnam Technical Services Corp.		628,300	761,477
Pha Lai Thermal Power JSC		219,100	197,314
Refrigeration Electrical Engineering Corp.		807,810	1,516,381
Saigon - Hanoi Commercial Joint Stock Bank(16)		958,301	547,119
Saigon Securities, Inc.		668,470	1,003,337
Saigon Thuong Tin Commercial JSB(16)		1,482,405	1,058,019
Tan Tao Investment & Industry JSC(16)		1,064,400	158,721
Viet Capital Securities JSC(16)		332,000	1,316,158
Vietnam Construction and Import-Export JSC		311,100	349,626
Vietnam Dairy Products JSC		455,640	4,081,617
Vietnam Joint Stock Commercial Bank for Industry and Trade		148,700	178,035
Vietnam Prosperity JSC Bank(16)		1,347,390	3,158,027
Vingroup JSC(16)		2,105,376	7,930,577

Total Vietnam			$39,906,220

Total Common Stocks (identified cost $224,855,491)			$260,651,482

Rights — 0.0%(4)

Security	Shares		Value
Hyundai Heavy Industries Co., Ltd., Exp. 3/9/18(16)		600	$18,542

Total Rights (identified cost $0)			$18,542

Short-Term Investments — 28.9%

Foreign Government Securities — 19.5%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.6%
Banco Central Del Argentina, 0.00%, 2/21/18	ARS	219,675	$11,025,257
Banco Central Del Argentina, 0.00%, 3/21/18	ARS	442,145	21,772,307
Banco Central Del Argentina, 0.00%, 4/18/18	ARS	2,500	120,655

Total Argentina			$32,918,219

12

Security	Principal Amount (000’s omitted)		Value
Czech Republic — 5.4%
Czech Republic Ministry of Finance Bill, 0.00%, 4/20/18	CZK	6,010,000	$295,171,395

Total Czech Republic			$295,171,395

Egypt — 3.5%
Egypt Treasury Bill, 0.00%, 2/6/18	EGP	105,600	$5,985,499
Egypt Treasury Bill, 0.00%, 2/13/18	EGP	132,925	7,478,800
Egypt Treasury Bill, 0.00%, 2/20/18	EGP	87,275	4,916,607
Egypt Treasury Bill, 0.00%, 3/6/18	EGP	449,900	25,169,001
Egypt Treasury Bill, 0.00%, 3/13/18	EGP	296,150	16,511,000
Egypt Treasury Bill, 0.00%, 3/20/18	EGP	57,500	3,194,906
Egypt Treasury Bill, 0.00%, 3/27/18	EGP	47,725	2,631,037
Egypt Treasury Bill, 0.00%, 4/3/18	EGP	143,850	7,939,730
Egypt Treasury Bill, 0.00%, 4/10/18	EGP	263,300	14,522,471
Egypt Treasury Bill, 0.00%, 4/17/18	EGP	260,675	14,331,309
Egypt Treasury Bill, 0.00%, 4/24/18	EGP	82,425	4,484,158
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	319,225	17,310,003
Egypt Treasury Bill, 0.00%, 5/8/18	EGP	167,225	9,105,363
Egypt Treasury Bill, 0.00%, 5/15/18	EGP	173,575	9,351,427
Egypt Treasury Bill, 0.00%, 5/22/18	EGP	286,850	15,404,706
Egypt Treasury Bill, 0.00%, 5/29/18	EGP	118,275	6,331,496
Egypt Treasury Bill, 0.00%, 6/5/18	EGP	134,275	7,165,236
Egypt Treasury Bill, 0.00%, 7/17/18	EGP	121,250	6,364,314
Egypt Treasury Bill, 0.00%, 7/24/18	EGP	270,675	14,133,266

Total Egypt			$192,330,329

Georgia — 0.2%
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	450	$180,325
Georgia Treasury Bill, 0.00%, 4/5/18	GEL	3,920	1,551,346
Georgia Treasury Bill, 0.00%, 5/3/18	GEL	784	308,572
Georgia Treasury Bill, 0.00%, 5/10/18	GEL	1,010	396,956
Georgia Treasury Bill, 0.00%, 6/14/18	GEL	7,717	3,012,414
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	8,700	3,372,775
Georgia Treasury Bill, 0.00%, 12/6/18	GEL	10,000	3,772,946

Total Georgia			$12,595,334

Greece — 0.7%
Hellenic Republic Treasury Bill, 0.00%, 2/2/18	EUR	22,130	$27,475,495
Hellenic Republic Treasury Bill, 0.00%, 6/8/18	EUR	7,500	9,277,170

Total Greece			$36,752,665

Ivory Coast — 0.0%(4)
Cote d’Ivoire Treasury Bill, 0.00%, 7/18/18	XOF	300,000	$552,818

Total Ivory Coast			$552,818

Kazakhstan — 4.8%
National Bank of Kazakhstan Note, 0.00%, 2/14/18	KZT	2,939,000	$9,063,643
National Bank of Kazakhstan Note, 0.00%, 3/9/18	KZT	8,451,840	25,915,489
National Bank of Kazakhstan Note, 0.00%, 3/16/18	KZT	18,809,557	57,574,648
National Bank of Kazakhstan Note, 0.00%, 4/6/18	KZT	24,096,355	73,372,599
National Bank of Kazakhstan Note, 0.00%, 6/1/18	KZT	2,668,260	8,017,574
National Bank of Kazakhstan Note, 0.00%, 6/29/18	KZT	13,894,620	41,500,205
National Bank of Kazakhstan Note, 0.00%, 7/27/18	KZT	2,986,256	8,865,489
National Bank of Kazakhstan Note, 0.00%, 1/18/19	KZT	12,353,000	35,288,907

Total Kazakhstan			$259,598,554

13

Security	Principal Amount (000’s omitted)		Value
Nigeria — 2.0%
Nigeria Treasury Bill, 0.00%, 3/15/18	NGN	686,520	$1,871,112
Nigeria Treasury Bill, 0.00%, 4/5/18	NGN	3,884,160	10,497,287
Nigeria Treasury Bill, 0.00%, 4/12/18	NGN	6,168,795	16,630,764
Nigeria Treasury Bill, 0.00%, 4/19/18	NGN	3,432,590	9,231,770
Nigeria Treasury Bill, 0.00%, 5/3/18	NGN	1,385,250	3,704,341
Nigeria Treasury Bill, 0.00%, 6/7/18	NGN	902,270	2,377,360
Nigeria Treasury Bill, 0.00%, 6/14/18	NGN	2,105,290	5,530,294
Nigeria Treasury Bill, 0.00%, 6/21/18	NGN	3,308,310	8,663,790
Nigeria Treasury Bill, 0.00%, 6/28/18	NGN	1,216,489	3,175,875
Nigeria Treasury Bill, 0.00%, 7/5/18	NGN	450,300	1,171,922
Nigeria Treasury Bill, 0.00%, 7/12/18	NGN	163,740	424,951
Nigeria Treasury Bill, 0.00%, 7/19/18	NGN	1,576,080	4,078,960
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	2,432,977	6,244,222
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	377,040	964,983
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	1,980,310	5,016,183
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	3,514,787	8,875,250
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	996,409	2,508,062
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	814,769	2,046,749
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	465,582	1,163,119
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	2,453,347	6,095,205
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	3,491,864	8,419,329

Total Nigeria			$108,691,528

Qatar — 0.2%
Qatar Central Bank Bill, 0.00%, 2/1/18	QAR	29,150	$7,978,760

Total Qatar			$7,978,760

Uruguay — 2.1%
Banco Central Del Uruguay, 0.00%, 4/27/18	UYU	710,331	$24,507,296
Uruguay Treasury Bill, 0.00%, 2/8/18	UYU	365,989	12,876,053
Uruguay Treasury Bill, 0.00%, 2/14/18	UYU	75,770	2,669,339
Uruguay Treasury Bill, 0.00%, 3/8/18	UYU	77,288	2,699,359
Uruguay Treasury Bill, 0.00%, 3/14/18	UYU	209,900	7,324,304
Uruguay Treasury Bill, 0.00%, 4/5/18	UYU	1,102,308	38,348,312
Uruguay Treasury Bill, 0.00%, 5/4/18	UYU	30,310	1,042,054
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	167,603	5,724,910
Uruguay Treasury Bill, 0.00%, 6/29/18	UYU	56,916	1,929,567
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	29,047	969,457
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	527,929	17,360,062

Total Uruguay			$115,450,713

Total Foreign Government Securities (identified cost $1,041,076,802)			$1,062,040,315

U.S. Treasury Obligations — 1.8%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/1/18(13)		$39,000	$38,958,026
U.S. Treasury Bill, 0.00%, 5/3/18(13)		60,000	59,781,979

Total U.S. Treasury Obligations (identified cost $98,755,361)			$98,740,005

14

Other — 7.6%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(18)	415,279,633	$415,321,161

Total Other (identified cost $415,276,140)		$415,321,161

Total Short-Term Investments (identified cost $1,555,108,303)		$1,576,101,481

Total Purchased Options — 0.1% (identified cost $15,869,488)		$5,252,423

Total Investments — 103.9% (identified cost $5,395,417,100)		$5,653,290,886

Less Unfunded Loan Commitments — (0.1)%		$(3,806,465)

Net Investments — 103.8% (identified cost $5,391,610,635)		$5,649,484,421

Total Written Options — (0.0)%(4) (premiums received $2,251,728)		$(124,590)

Other Assets, Less Liabilities — (3.8)%		$(205,959,408)

Net Assets — 100.0%		$5,443,400,423

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $1,407,049,059 or 25.8% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $25,261,594 or 0.5% of the Portfolio’s net assets.

15

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded.

(9)	Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(10)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2018.

(11)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2018.

(12)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2018.

(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(14)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(15)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(16)	Non-income producing security.

(17)	Securities are traded on separate exchanges for the same entity.

(18)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $1,341,453.

Currency Options Purchased — 0.0%(4)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put CNH/Call USD	Bank of America, N.A.	USD	112,700,000	CNH	7.40	11/12/18	$112,700
Put CNH/Call USD	BNP Paribas	USD	86,400,000	CNH	7.12	3/8/18	1,987
Put CNH/Call USD	Citibank, N.A.	USD	91,415,000	CNH	6.69	4/24/18	59,877
Put CNH/Call USD	Citibank, N.A.	USD	61,000,000	CNH	6.65	4/26/18	56,120
Put CNH/Call USD	Citibank, N.A.	USD	107,000,000	CNH	6.85	7/23/18	157,718
Put CNH/Call USD	Citibank, N.A.	USD	113,700,000	CNH	7.45	11/9/18	100,966
Put CNH/Call USD	Deutsche Bank AG	USD	49,725,000	CNH	7.15	3/12/18	1,392
Put CNH/Call USD	Deutsche Bank AG	USD	25,520,000	CNH	7.40	11/12/18	25,520
Put CNH/Call USD	Goldman Sachs International	USD	79,700,000	CNH	7.40	11/12/18	79,700
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	103,970,000	CNH	7.45	11/9/18	92,325
Put CNH/Call USD	Standard Chartered Bank	USD	104,500,000	CNH	6.69	4/23/18	65,417
Put EUR/Call USD	BNP Paribas	USD	130,215,000	USD	0.88	2/28/22	502,239
Put EUR/Call USD	Goldman Sachs International	USD	130,110,000	USD	0.87	2/24/22	500,793
Put INR/Call USD	Bank of America, N.A.	USD	110,000,000	INR	68.75	5/8/18	111,320
Put INR/Call USD	Deutsche Bank AG	USD	200,000,000	INR	68.75	5/8/18	202,400

Total							$2,070,474

16

Call Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
FTSE 100 Index	Goldman Sachs International	1,986	GBP	14,961,630	GBP	6,275.00	2/15/22	$3,181,949

Total								$3,181,949

Currency Options Written — (0.0)%(4)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD	86,400,000	CNH	7.12	3/8/18	$(1,987)
Put CNH/Call USD	Deutsche Bank AG	USD	25,125,000	CNH	7.15	3/12/18	(704)
Put CNH/Call USD	Deutsche Bank AG	USD	24,600,000	CNH	7.15	3/12/18	(689)
Put INR/Call USD	Bank of America, N.A.	USD	110,000,000	INR	71.50	5/8/18	(43,010)
Put INR/Call USD	Deutsche Bank AG	USD	200,000,000	INR	71.50	5/8/18	(78,200)

Total							$(124,590)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
COP	78,879,409,000	USD	26,029,372	Citibank, N.A.	2/1/18	$1,764,690	$—
COP	78,879,409,000	USD	27,734,011	Deutsche Bank AG	2/1/18	60,051	—
EUR	23,395,105	USD	27,706,367	Goldman Sachs International	2/1/18	1,339,819	—
EUR	66,135,506	USD	81,875,756	Goldman Sachs International	2/1/18	234,761	—
EUR	158,542,013	USD	196,774,419	Goldman Sachs International	2/1/18	63,370	—
EUR	3,809,262	USD	4,715,867	Goldman Sachs International	2/1/18	13,522	—
EUR	6,111,112	USD	7,584,807	Goldman Sachs International	2/1/18	2,443	—
EUR	4,006,589	USD	4,972,778	Goldman Sachs International	2/1/18	1,601	—
EUR	372,266	USD	462,038	Goldman Sachs International	2/1/18	149	—
EUR	4,227,121	USD	5,250,930	Goldman Sachs International	2/1/18	—	(2,749)
EUR	73,390,257	USD	91,165,377	Goldman Sachs International	2/1/18	—	(47,726)
EUR	1,925,271	USD	2,389,550	Standard Chartered Bank	2/1/18	770	—
USD	27,734,011	COP	78,879,409,000	Citibank, N.A.	2/1/18	—	(60,051)
USD	27,676,986	COP	78,879,409,000	Deutsche Bank AG	2/1/18	—	(117,076)
USD	4,727,866	EUR	3,809,262	Goldman Sachs International	2/1/18	—	(1,523)
USD	5,246,491	EUR	4,227,121	Goldman Sachs International	2/1/18	—	(1,690)
USD	29,036,835	EUR	23,395,105	Goldman Sachs International	2/1/18	—	(9,351)
USD	440,644	EUR	372,266	Goldman Sachs International	2/1/18	—	(21,543)
USD	82,084,083	EUR	66,135,506	Goldman Sachs International	2/1/18	—	(26,435)
USD	91,088,317	EUR	73,390,257	Goldman Sachs International	2/1/18	—	(29,334)
USD	4,906,950	EUR	4,006,589	Goldman Sachs International	2/1/18	—	(67,430)
USD	7,226,390	EUR	6,111,112	Goldman Sachs International	2/1/18	—	(360,859)
USD	187,475,930	EUR	158,542,013	Goldman Sachs International	2/1/18	—	(9,361,859)
USD	2,288,762	EUR	1,925,271	Standard Chartered Bank	2/1/18	—	(101,557)
AUD	28,480,000	USD	21,749,891	JPMorgan Chase Bank, N.A.	2/2/18	1,199,288	—
EUR	11,894,849	HUF	3,697,395,000	BNP Paribas	2/2/18	—	(21,888)
EUR	866,010	HUF	268,846,388	Standard Chartered Bank	2/2/18	—	(217)
EUR	5,237,344	HUF	1,626,507,282	Standard Chartered Bank	2/2/18	—	(3,762)
EUR	3,047,026	PLN	12,648,203	Bank of America, N.A.	2/2/18	2,259	—
EUR	25,287,999	PLN	104,945,197	Goldman Sachs International	2/2/18	26,308	—
HUF	292,500,000	EUR	935,599	BNP Paribas	2/2/18	8,436	—

17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
HUF	657,666,575	EUR	2,120,342	Credit Agricole Corporate and Investment Bank	2/2/18	$—	$(1,781)
HUF	4,642,582,095	EUR	14,961,592	Goldman Sachs International	2/2/18	—	(4,786)
JPY	13,337,738,526	USD	122,190,816	Standard Chartered Bank	2/2/18	—	(16,789)
JPY	13,337,738,526	USD	122,962,465	Standard Chartered Bank	2/2/18	—	(788,438)
KRW	2,024,800,000	USD	1,890,570	BNP Paribas	2/2/18	5,577	—
KRW	1,624,900,000	USD	1,519,351	BNP Paribas	2/2/18	2,305	—
KRW	88,802,000,000	USD	83,031,323	Nomura International PLC	2/2/18	128,297	—
KRW	51,585,900,000	USD	48,166,106	UBS AG	2/2/18	142,083	—
KRW	24,090,800,000	USD	22,493,744	UBS AG	2/2/18	66,353	—
KRW	12,725,400,000	USD	11,881,793	UBS AG	2/2/18	35,050	—
NZD	66,800,000	USD	49,579,160	Australia and New Zealand Banking Group Limited	2/2/18	—	(350,895)
PHP	750,900,000	USD	14,387,814	Deutsche Bank AG	2/2/18	249,613	—
PHP	746,200,000	USD	14,284,757	Nomura International PLC	2/2/18	261,052	—
PLN	117,593,400	EUR	27,583,365	BNP Paribas	2/2/18	904,656	—
RUB	3,401,400,000	USD	57,628,187	Credit Suisse International	2/2/18	2,880,840	—
USD	18,367,234	AUD	22,670,000	Australia and New Zealand Banking Group Limited	2/2/18	99,752	—
USD	4,627,425	AUD	5,810,000	Standard Chartered Bank	2/2/18	—	(54,272)
USD	26,451,989	EUR	22,130,000	Goldman Sachs International	2/2/18	—	(1,023,506)
USD	122,190,816	JPY	13,337,738,526	Standard Chartered Bank	2/2/18	16,789	—
USD	118,803,202	JPY	13,337,738,526	Standard Chartered Bank	2/2/18	—	(3,370,825)
USD	1,517,180	KRW	1,624,900,000	BNP Paribas	2/2/18	—	(4,475)
USD	1,800,014	KRW	2,024,800,000	BNP Paribas	2/2/18	—	(96,132)
USD	82,915,033	KRW	88,802,000,000	Nomura International PLC	2/2/18	—	(244,587)
USD	11,321,530	KRW	12,725,400,000	UBS AG	2/2/18	—	(595,312)
USD	21,422,423	KRW	24,090,800,000	UBS AG	2/2/18	—	(1,137,674)
USD	45,894,929	KRW	51,585,900,000	UBS AG	2/2/18	—	(2,413,261)
USD	8,245,391	NZD	11,900,000	Goldman Sachs International	2/2/18	—	(524,315)
USD	37,471,446	NZD	54,900,000	JPMorgan Chase Bank, N.A.	2/2/18	—	(2,987,114)
USD	1,655,536	PHP	84,977,000	BNP Paribas	2/2/18	—	(936)
USD	3,117,007	PHP	163,300,000	Goldman Sachs International	2/2/18	—	(66,229)
USD	7,420,483	PHP	380,745,000	JPMorgan Chase Bank, N.A.	2/2/18	—	(1,446)
USD	9,568,155	PHP	490,655,000	Nomura International PLC	2/2/18	3,730	—
USD	7,345,718	PHP	377,423,000	UBS AG	2/2/18	—	(11,455)
USD	34,544,381	RUB	1,933,449,000	Credit Suisse International	2/2/18	149,391	—
USD	25,990,634	RUB	1,467,951,000	Credit Suisse International	2/2/18	—	(123,404)
AED	129,626,500	USD	35,291,723	Standard Chartered Bank	2/5/18	810	—
COP	141,547,346,000	USD	46,387,673	Standard Chartered Bank	2/5/18	3,480,246	—
EUR	3,796,306	HUF	1,181,000,000	Goldman Sachs International	2/5/18	—	(10,724)
KRW	14,857,100,000	USD	13,883,324	BNP Paribas	2/5/18	28,237	—
PLN	5,470,000	EUR	1,285,158	Goldman Sachs International	2/5/18	39,228	—
SEK	284,635,000	EUR	29,185,251	Goldman Sachs International	2/5/18	—	(112,975)
USD	34,654,859	AED	129,626,500	Standard Chartered Bank	2/5/18	—	(637,674)
USD	23,335,234	COP	66,108,718,000	BNP Paribas	2/5/18	44,764	—
USD	26,590,986	COP	75,438,628,000	Standard Chartered Bank	2/5/18	13,537	—
USD	13,260,532	KRW	14,857,100,000	BNP Paribas	2/5/18	—	(651,029)
EUR	8,266,000	HUF	2,573,410,000	Goldman Sachs International	2/6/18	—	(30,987)
PLN	9,060,000	EUR	2,127,464	Goldman Sachs International	2/6/18	66,259	—

18

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	28,104,989	CLP	17,775,000,000	BNP Paribas	2/6/18	$—	$(1,378,840)
AED	218,594,683	USD	59,513,935	Standard Chartered Bank	2/8/18	1,921	—
AED	171,309,000	USD	46,640,076	Standard Chartered Bank	2/8/18	1,506	—
AED	6,724,000	USD	1,830,656	Standard Chartered Bank	2/8/18	59	—
USD	47,464,781	AED	177,898,000	Standard Chartered Bank	2/8/18	—	(970,760)
USD	58,381,943	AED	218,729,683	Standard Chartered Bank	2/8/18	—	(1,170,669)
USD	37,895,680	EUR	32,000,000	Standard Chartered Bank	2/8/18	—	(1,848,995)
USD	141,125,669	EUR	119,492,709	Standard Chartered Bank	2/8/18	—	(7,286,797)
ARS	263,902,600	USD	14,232,310	BNP Paribas	2/9/18	—	(839,638)
AUD	80,010,000	USD	61,045,230	Standard Chartered Bank	2/9/18	3,423,614	—
AUD	66,940,000	USD	50,941,005	Standard Chartered Bank	2/9/18	2,996,557	—
AUD	5,537,980	USD	4,225,313	Standard Chartered Bank	2/9/18	236,969	—
ILS	385,540,000	USD	110,100,808	Goldman Sachs International	2/9/18	2,678,991	—
ILS	80,570,000	USD	22,986,250	Goldman Sachs International	2/9/18	582,429	—
ILS	14,100,000	USD	4,015,082	Goldman Sachs International	2/9/18	109,510	—
RUB	1,376,007,000	USD	22,198,137	Bank of America, N.A.	2/9/18	2,258,286	—
RUB	826,535,000	USD	13,316,175	BNP Paribas	2/9/18	1,374,222	—
RUB	3,306,009,533	USD	53,264,745	Credit Suisse International	2/9/18	5,494,525	—
RUB	793,552,200	USD	12,807,492	Credit Suisse International	2/9/18	1,296,686	—
USD	9,971,287	ARS	191,000,000	Citibank, N.A.	2/9/18	278,316	—
USD	45,250,917	EUR	38,845,790	Goldman Sachs International	2/9/18	—	(2,999,427)
USD	60,019	EUR	50,700	Standard Chartered Bank	2/9/18	—	(2,956)
USD	60,657	EUR	51,331	Standard Chartered Bank	2/9/18	—	(3,101)
USD	79,089	EUR	67,000	Standard Chartered Bank	2/9/18	—	(4,132)
USD	140,399	EUR	117,489	Standard Chartered Bank	2/9/18	—	(5,534)
USD	118,221	EUR	100,213	Standard Chartered Bank	2/9/18	—	(6,253)
USD	176,255	EUR	151,000	Standard Chartered Bank	2/9/18	—	(11,302)
USD	257,754	EUR	220,000	Standard Chartered Bank	2/9/18	—	(15,508)
USD	357,924	EUR	301,900	Standard Chartered Bank	2/9/18	—	(17,066)
USD	511,753	EUR	439,000	Standard Chartered Bank	2/9/18	—	(33,529)
USD	1,991,799	EUR	1,687,000	Standard Chartered Bank	2/9/18	—	(103,623)
USD	11,682,227	EUR	9,873,000	Standard Chartered Bank	2/9/18	—	(581,023)
USD	12,047,855	EUR	10,169,197	Standard Chartered Bank	2/9/18	—	(583,302)
USD	9,139,077	EUR	7,842,210	Standard Chartered Bank	2/9/18	—	(601,730)
USD	20,530,512	JPY	2,332,399,557	Goldman Sachs International	2/9/18	—	(842,433)
USD	10,763,789	NZD	15,633,000	Standard Chartered Bank	2/9/18	—	(755,857)
USD	37,120,029	NZD	53,912,000	Standard Chartered Bank	2/9/18	—	(2,606,650)
USD	94,007,846	NZD	137,398,197	Standard Chartered Bank	2/9/18	—	(7,238,149)
USD	45,237,282	RUB	2,650,000,000	Goldman Sachs International	2/9/18	—	(1,862,420)
COP	62,871,412,000	USD	20,666,090	Standard Chartered Bank	2/12/18	1,475,334	—
NZD	39,440,238	USD	28,223,434	Goldman Sachs International	2/12/18	838,221	—
RUB	1,376,896,267	USD	22,182,959	Credit Suisse International	2/12/18	2,279,854	—
RUB	820,401,000	USD	13,260,078	Credit Suisse International	2/12/18	1,315,688	—
USD	3,420,845	NZD	5,000,000	HSBC Bank USA, N.A.	2/12/18	—	(263,420)
USD	17,104,225	NZD	25,000,000	HSBC Bank USA, N.A.	2/12/18	—	(1,317,098)
TRY	33,898,000	USD	8,670,208	Goldman Sachs International	2/13/18	321,087	—
USD	2,464,906	TRY	9,462,100	Goldman Sachs International	2/13/18	—	(44,874)
ARS	453,360,100	USD	23,297,025	BNP Paribas	2/14/18	—	(347,893)
ARS	173,400,500	USD	9,340,183	Standard Chartered Bank	2/14/18	—	(562,633)
COP	17,052,420,000	USD	5,618,590	BNP Paribas	2/14/18	386,066	—
COP	17,052,420,000	USD	5,618,590	Standard Chartered Bank	2/14/18	386,066	—
UGX	5,612,000,000	USD	1,507,792	Standard Chartered Bank	2/14/18	38,413	—
USD	10,000,000	ARS	197,500,000	Citibank, N.A.	2/14/18	2,531	—

19

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
COP	84,983,960,000	USD	28,092,942	BNP Paribas	2/15/18	$1,830,664	$—
USD	512,174	EUR	437,247	Goldman Sachs International	2/15/18	—	(31,135)
USD	8,885,997	THB	293,580,000	Deutsche Bank AG	2/15/18	—	(490,197)
USD	14,562,929	THB	481,232,000	Standard Chartered Bank	2/15/18	—	(806,388)
SEK	150,000,000	EUR	15,075,828	Deutsche Bank AG	2/21/18	319,572	—
SEK	42,560,000	EUR	4,328,050	JPMorgan Chase Bank, N.A.	2/21/18	27,857	—
EUR	8,185,743	HUF	2,561,040,000	Goldman Sachs International	2/22/18	—	(80,943)
EUR	15,827,268	HUF	4,883,013,000	JPMorgan Chase Bank, N.A.	2/22/18	119,031	—
PLN	34,690,000	EUR	8,159,546	Goldman Sachs International	2/22/18	227,635	—
PLN	87,777,000	EUR	21,048,479	JPMorgan Chase Bank, N.A.	2/22/18	76,047	—
USD	139,327,040	INR	9,151,000,000	Standard Chartered Bank	2/26/18	—	(3,995,246)
ARS	208,878,000	USD	11,421,588	BNP Paribas	2/28/18	—	(922,568)
USD	4,836,494	ARS	88,000,000	BNP Paribas	2/28/18	413,272	—
USD	3,953,984	ARS	72,694,000	BNP Paribas	2/28/18	300,101	—
USD	2,620,832	ARS	48,184,000	BNP Paribas	2/28/18	198,917	—
COP	48,578,935,300	USD	16,040,063	Credit Agricole Corporate and Investment Bank	3/1/18	1,051,169	—
COP	30,300,435,470	USD	10,004,766	Deutsche Bank AG	3/1/18	655,652	—
USD	116,880,815	EUR	99,720,000	Standard Chartered Bank	3/1/18	—	(7,137,111)
COP	66,108,718,000	USD	23,306,440	BNP Paribas	3/2/18	—	(49,155)
COP	75,438,628,000	USD	26,559,156	Standard Chartered Bank	3/2/18	—	(19,575)
TRY	105,714,000	USD	26,458,266	Goldman Sachs International	3/5/18	1,416,784	—
EUR	9,570,459	HUF	3,000,000,000	Credit Agricole Corporate and Investment Bank	3/6/18	—	(117,311)
EUR	8,057,014	HUF	2,526,338,000	Goldman Sachs International	3/6/18	—	(101,763)
PLN	45,000,000	EUR	10,654,675	Credit Agricole Corporate and Investment Bank	3/6/18	199,253	—
PLN	30,242,800	EUR	7,158,840	Goldman Sachs International	3/6/18	136,106	—
SGD	4,200,000	USD	3,093,467	Goldman Sachs International	3/6/18	110,335	—
SGD	3,610,000	USD	2,657,147	Goldman Sachs International	3/6/18	96,597	—
USD	15,633,210	SGD	21,183,000	Goldman Sachs International	3/6/18	—	(525,392)
EUR	25,150,000	USD	29,802,247	Goldman Sachs International	3/8/18	1,491,080	—
EUR	10,180,000	USD	12,645,118	Goldman Sachs International	3/8/18	21,525	—
USD	76,014,501	EUR	64,729,000	Goldman Sachs International	3/8/18	—	(4,525,689)
COP	29,713,049,000	USD	10,226,308	Citibank, N.A.	3/12/18	219,145	—
COP	27,995,411,000	USD	9,643,614	Standard Chartered Bank	3/12/18	198,013	—
RUB	1,289,554,000	USD	21,476,459	Credit Suisse International	3/12/18	1,353,928	—
RUB	1,973,045,000	USD	32,908,765	HSBC Bank USA, N.A.	3/12/18	2,022,212	—
SEK	140,130,000	EUR	14,081,692	Citibank, N.A.	3/12/18	302,346	—
SEK	22,834,000	EUR	2,291,436	Deutsche Bank AG	3/12/18	53,197	—
UGX	18,083,405,000	USD	4,844,202	Citibank, N.A.	3/12/18	114,569	—
USD	20,845,188	NZD	28,750,000	Goldman Sachs International	3/12/18	—	(332,855)
USD	4,416,097	NZD	6,458,000	Standard Chartered Bank	3/12/18	—	(341,044)
USD	10,426,175	NZD	15,247,000	Standard Chartered Bank	3/12/18	—	(805,186)
RUB	884,080,000	USD	14,772,830	Credit Suisse International	3/13/18	877,098	—
RUB	2,545,990,000	USD	42,804,999	Credit Suisse International	3/14/18	2,258,455	—
TRY	22,380,694	USD	5,685,093	Goldman Sachs International	3/14/18	200,707	—
USD	5,847,786	ZAR	80,793,000	Goldman Sachs International	3/14/18	—	(931,562)
EUR	9,942,390	USD	11,766,222	JPMorgan Chase Bank, N.A.	3/15/18	610,898	—
EUR	5,608,269	USD	6,630,600	JPMorgan Chase Bank, N.A.	3/15/18	351,043	—
EUR	4,917,041	USD	5,883,240	JPMorgan Chase Bank, N.A.	3/15/18	237,905	—
EUR	12,132,132	USD	14,895,224	JPMorgan Chase Bank, N.A.	3/15/18	207,869	—
EUR	12,134,365	USD	14,901,364	JPMorgan Chase Bank, N.A.	3/15/18	204,510	—

20

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,971,441	USD	2,359,145	JPMorgan Chase Bank, N.A.	3/15/18	$95,070	$—
EUR	12,183,252	USD	15,145,793	JPMorgan Chase Bank, N.A.	3/15/18	20,940	—
EUR	11,800,167	USD	14,721,417	JPMorgan Chase Bank, N.A.	3/15/18	—	(31,580)
SGD	83,976,000	USD	62,179,112	Goldman Sachs International	3/15/18	1,891,525	—
SGD	17,226,000	USD	13,052,769	Standard Chartered Bank	3/15/18	90,043	—
TRY	56,075,000	USD	14,105,676	Goldman Sachs International	3/15/18	636,905	—
TRY	56,075,000	USD	14,099,292	Standard Chartered Bank	3/15/18	643,289	—
USD	140,366,924	EUR	117,419,610	JPMorgan Chase Bank, N.A.	3/15/18	—	(5,806,844)
USD	28,478,678	NZD	40,835,500	Goldman Sachs International	3/15/18	—	(1,601,112)
USD	28,471,208	NZD	40,836,500	Standard Chartered Bank	3/15/18	—	(1,609,318)
COP	43,510,219,000	USD	15,213,363	Citibank, N.A.	3/20/18	73,391	—
COP	39,859,671,000	USD	13,939,629	Standard Chartered Bank	3/20/18	64,553	—
SEK	150,000,000	EUR	15,073,189	Deutsche Bank AG	3/21/18	324,728	—
ARS	26,422,390	USD	1,401,718	BNP Paribas	3/22/18	—	(87,337)
COP	3,003,000,000	USD	1,004,180	Citibank, N.A.	3/22/18	50,730	—
USD	27,359,757	EUR	22,943,000	Deutsche Bank AG	3/22/18	—	(1,215,766)
INR	492,000,000	USD	7,619,048	BNP Paribas	3/26/18	62,751	—
INR	492,100,000	USD	7,620,006	Goldman Sachs International	3/26/18	63,354	—
INR	354,000,000	USD	5,478,180	UBS AG	3/26/18	48,968	—
USD	6,285,481	THB	207,578,000	JPMorgan Chase Bank, N.A.	3/26/18	—	(350,484)
INR	294,100,000	USD	4,595,313	Citibank, N.A.	3/27/18	—	(3,879)
INR	235,600,000	USD	3,688,743	Citibank, N.A.	3/27/18	—	(10,600)
INR	489,200,000	USD	7,573,928	Deutsche Bank AG	3/27/18	63,371	—
INR	420,600,000	USD	6,546,304	Deutsche Bank AG	3/27/18	20,025	—
INR	504,200,000	USD	7,809,185	JPMorgan Chase Bank, N.A.	3/27/18	62,291	—
INR	489,200,000	USD	7,575,101	JPMorgan Chase Bank, N.A.	3/27/18	62,198	—
INR	617,900,000	USD	9,556,140	Nomura International PLC	3/27/18	90,399	—
INR	528,500,000	USD	8,177,317	UBS AG	3/27/18	73,526	—
USD	13,735,705	INR	878,000,000	BNP Paribas	3/27/18	28,534	—
USD	10,792,420	INR	689,150,000	Citibank, N.A.	3/27/18	33,540	—
USD	8,643,691	INR	552,159,000	Citibank, N.A.	3/27/18	23,489	—
USD	18,556,846	INR	1,190,700,000	Citibank, N.A.	3/27/18	—	(32,139)
USD	14,661,004	INR	940,650,000	UBS AG	3/27/18	—	(24,248)
USD	14,660,641	INR	940,700,000	UBS AG	3/27/18	—	(25,391)
USD	7,421,153	THB	244,668,000	BNP Paribas	3/27/18	—	(400,730)
COP	39,496,281,000	USD	14,116,654	JPMorgan Chase Bank, N.A.	3/28/18	—	(248,318)
EUR	5,298,099	HUF	1,641,410,000	Credit Agricole Corporate and Investment Bank	3/29/18	13,564	—
PLN	22,000,000	EUR	5,295,580	Credit Agricole Corporate and Investment Bank	3/29/18	—	(18,830)
USD	95,824,520	EUR	80,409,935	JPMorgan Chase Bank, N.A.	3/29/18	—	(4,375,767)
EUR	14,958,218	HUF	4,642,582,095	Goldman Sachs International	4/3/18	5,297	—
PLN	104,945,197	EUR	25,206,004	Goldman Sachs International	4/3/18	—	(29,864)
EUR	2,607,240	USD	3,157,670	JPMorgan Chase Bank, N.A.	4/6/18	93,062	—
USD	46,449,077	EUR	39,046,291	JPMorgan Chase Bank, N.A.	4/6/18	—	(2,234,214)
AUD	12,753,000	USD	9,972,591	Australia and New Zealand Banking Group Limited	4/11/18	301,967	—
AUD	8,553,750	USD	6,429,623	Deutsche Bank AG	4/11/18	461,775	—
RUB	491,712,000	USD	8,538,668	Deutsche Bank AG	4/11/18	134,750	—
SEK	45,168,000	EUR	4,530,419	State Street Bank and Trust Company	4/11/18	108,672	—
USD	5,515,298	AUD	7,337,364	Deutsche Bank AG	4/11/18	—	(396,108)
USD	9,974,265	NZD	13,905,000	Australia and New Zealand Banking Group Limited	4/11/18	—	(266,131)

21

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,880,571	NZD	5,550,000	Deutsche Bank AG	4/11/18	$—	$(206,750)
USD	3,213,697	NZD	4,703,229	Deutsche Bank AG	4/11/18	—	(250,015)
USD	11,287,902	NZD	16,519,783	Deutsche Bank AG	4/11/18	—	(878,162)
RUB	307,600,000	USD	5,171,052	Bank of America, N.A.	4/12/18	254,102	—
RUB	368,238,000	USD	6,072,526	Goldman Sachs International	4/12/18	422,102	—
SEK	96,590,000	EUR	9,705,735	Deutsche Bank AG	4/12/18	210,453	—
TRY	45,310,306	USD	11,645,050	Goldman Sachs International	4/12/18	170,181	—
TRY	35,091,000	USD	9,005,980	Goldman Sachs International	4/12/18	144,438	—
USD	33,779,479	EUR	28,408,438	Standard Chartered Bank	4/12/18	—	(1,654,642)
USD	10,117,739	ZAR	127,584,000	Goldman Sachs International	4/12/18	—	(542,343)
KRW	20,766,600,000	USD	19,442,562	BNP Paribas	4/16/18	1,820	—
KRW	98,370,400,000	USD	92,068,323	Goldman Sachs International	4/16/18	38,793	—
TRY	75,000,000	USD	18,822,660	Goldman Sachs International	4/16/18	711,778	—
USD	13,900,210	KRW	14,857,100,000	BNP Paribas	4/16/18	—	(10,933)
USD	42,227,915	KRW	45,095,190,000	Deutsche Bank AG	4/16/18	3,954	—
USD	5,415,868	KRW	5,754,360,000	Goldman Sachs International	4/16/18	27,891	—
USD	6,699,050	KRW	7,157,600,000	Goldman Sachs International	4/16/18	—	(2,823)
USD	19,593,360	ZAR	272,631,000	Goldman Sachs International	4/16/18	—	(3,172,636)
ARS	26,422,390	USD	1,332,109	Deutsche Bank AG	4/19/18	—	(36,008)
USD	165,951,995	EUR	140,134,936	JPMorgan Chase Bank, N.A.	4/19/18	—	(8,921,510)
RSD	3,625,500,000	EUR	30,000,000	Deutsche Bank AG	4/20/18	372,477	—
RSD	2,044,770,000	EUR	16,919,901	Deutsche Bank AG	4/20/18	210,076	—
PHP	53,300,000	USD	1,048,738	Deutsche Bank AG	4/23/18	—	(15,392)
PHP	107,400,000	USD	2,112,718	Goldman Sachs International	4/23/18	—	(30,515)
TRY	83,851,541	USD	21,608,437	Standard Chartered Bank	4/24/18	180,767	—
USD	100,838,335	EUR	85,121,501	Deutsche Bank AG	4/26/18	—	(5,434,007)
RSD	546,866,673	EUR	4,502,813	Citibank, N.A.	4/27/18	79,968	—
COP	78,879,409,000	USD	27,502,082	Deutsche Bank AG	4/30/18	130,352	—
USD	123,606,307	JPY	13,337,738,526	Standard Chartered Bank	5/1/18	785,750	—
AUD	22,670,000	USD	18,364,854	Australia and New Zealand Banking Group Limited	5/2/18	—	(100,092)
EUR	2,119,102	HUF	657,666,575	Credit Agricole Corporate and Investment Bank	5/2/18	1,783	—
PHP	84,977,000	USD	1,646,075	BNP Paribas	5/2/18	446	—
PHP	380,745,000	USD	7,378,064	JPMorgan Chase Bank, N.A.	5/2/18	—	(715)
PHP	490,655,000	USD	9,513,888	Nomura International PLC	5/2/18	—	(6,913)
PHP	377,423,000	USD	7,305,197	UBS AG	5/2/18	7,785	—
PLN	12,648,203	EUR	3,031,875	Bank of America, N.A.	5/2/18	—	(2,412)
USD	1,522,169	KRW	1,624,900,000	BNP Paribas	5/2/18	157	—
USD	83,171,303	KRW	88,802,000,000	Nomura International PLC	5/2/18	—	(7,791)
USD	49,538,746	NZD	66,800,000	Australia and New Zealand Banking Group Limited	5/2/18	349,893	—
THB	259,090,000	USD	8,155,178	Citibank, N.A.	5/10/18	137,162	—
THB	2,083,718,587	USD	64,139,087	Deutsche Bank AG	5/10/18	2,551,645	—
THB	69,320,000	USD	2,095,843	Deutsche Bank AG	5/10/18	122,788	—
USD	86,341,459	EUR	72,337,013	JPMorgan Chase Bank, N.A.	5/10/18	—	(4,057,958)
USD	18,966,492	THB	627,316,707	Deutsche Bank AG	5/10/18	—	(1,111,177)
USD	70,219,364	THB	2,281,251,587	Deutsche Bank AG	5/10/18	—	(2,793,537)
USD	6,490,414	THB	214,638,000	Standard Chartered Bank	5/10/18	—	(379,211)
AUD	12,754,000	USD	9,588,138	Australia and New Zealand Banking Group Limited	5/11/18	687,826	—
SEK	45,168,000	EUR	4,531,426	Credit Suisse International	5/11/18	107,790	—

22

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,498,673	NZD	6,275,000	Australia and New Zealand Banking Group Limited	5/11/18	$—	$(121,876)
USD	5,831,427	NZD	8,134,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(157,982)
USD	4,286,140	NZD	6,274,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(333,673)
USD	15,056,141	NZD	22,039,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(1,172,111)
USD	17,325,621	ZAR	241,883,000	BNP Paribas	5/15/18	—	(2,788,860)
EUR	28,678,060	USD	35,512,472	Standard Chartered Bank	5/17/18	344,483	—
USD	3,836,471	AED	14,203,000	Standard Chartered Bank	5/17/18	—	(29,924)
USD	97,218,661	EUR	81,614,054	Standard Chartered Bank	5/17/18	—	(4,825,602)
USD	4,777,660	OMR	1,935,000	Standard Chartered Bank	5/21/18	—	(240,048)
USD	4,506,097	EUR	3,651,589	Standard Chartered Bank	5/24/18	—	(61,883)
USD	82,404,168	EUR	68,298,765	Standard Chartered Bank	5/24/18	—	(3,034,642)
USD	6,566,027	JPY	723,760,000	Standard Chartered Bank	5/24/18	—	(108,754)
USD	11,781,206	JPY	1,321,144,480	Standard Chartered Bank	5/24/18	—	(402,874)
EUR	8,017,180	HUF	2,484,605,000	HSBC Bank USA, N.A.	5/30/18	24,069	—
PLN	34,131,000	EUR	8,189,327	HSBC Bank USA, N.A.	5/30/18	—	(32,517)
MAD	10,190,000	USD	1,000,000	Credit Agricole Corporate and Investment Bank	6/4/18	91,365	—
MAD	21,042,000	USD	2,073,103	BNP Paribas	6/7/18	179,829	—
MAD	27,626,000	USD	2,711,089	Credit Agricole Corporate and Investment Bank	6/7/18	246,781	—
USD	2,488,538	EUR	2,167,528	BNP Paribas	6/7/18	—	(225,679)
USD	213,614	EUR	186,121	Deutsche Bank AG	6/7/18	—	(19,450)
USD	1,661,008	EUR	1,450,345	Deutsche Bank AG	6/7/18	—	(155,141)
USD	3,327,570	EUR	2,892,191	Deutsche Bank AG	6/7/18	—	(294,085)
MAD	55,253,000	USD	5,422,277	Credit Agricole Corporate and Investment Bank	6/8/18	492,960	—
MAD	27,721,000	USD	2,711,100	Societe Generale	6/11/18	255,716	—
MAD	18,265,000	USD	1,786,832	Standard Chartered Bank	6/11/18	167,963	—
USD	924,527	EUR	807,122	Standard Chartered Bank	6/11/18	—	(86,457)
MAD	82,879,000	USD	8,133,366	Credit Agricole Corporate and Investment Bank	6/12/18	735,771	—
USD	1,085,266	EUR	878,459	Standard Chartered Bank	6/12/18	—	(15,153)
USD	1,172,930	EUR	949,541	Standard Chartered Bank	6/12/18	—	(16,531)
USD	823,410	EUR	700,000	Standard Chartered Bank	6/12/18	—	(53,459)
USD	2,214,883	EUR	1,863,000	Standard Chartered Bank	6/12/18	—	(118,840)
USD	1,662,988	EUR	1,426,600	Standard Chartered Bank	6/12/18	—	(124,071)
USD	6,076,000	EUR	5,000,000	Standard Chartered Bank	6/12/18	—	(187,347)
USD	3,101,003	EUR	2,667,415	Standard Chartered Bank	6/12/18	—	(240,386)
USD	6,070,063	EUR	5,087,000	Standard Chartered Bank	6/12/18	—	(302,267)
USD	6,069,808	EUR	5,087,000	Standard Chartered Bank	6/12/18	—	(302,521)
USD	4,980,401	EUR	4,343,625	Standard Chartered Bank	6/12/18	—	(460,726)
USD	5,464,819	EUR	4,421,410	Standard Chartered Bank	6/14/18	—	(74,545)
USD	11,371,108	EUR	9,200,000	Standard Chartered Bank	6/14/18	—	(155,112)
USD	29,170,058	ZAR	409,956,000	Standard Chartered Bank	6/15/18	—	(4,772,498)
USD	27,917,415	ZAR	391,793,000	UBS AG	6/15/18	—	(4,521,325)
ZAR	165,070,000	USD	13,183,452	Standard Chartered Bank	6/15/18	483,619	—
USD	4,635,651	EUR	3,712,441	Goldman Sachs International	6/21/18	—	(17,828)
USD	4,053,995	EUR	3,279,268	Goldman Sachs International	6/21/18	—	(56,509)

23

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,188,430	EUR	7,430,710	Goldman Sachs International	6/21/18	$—	$(125,834)
USD	10,018,131	EUR	8,108,236	Goldman Sachs International	6/21/18	—	(145,400)
USD	10,098,423	EUR	8,173,056	Goldman Sachs International	6/21/18	—	(146,358)
USD	3,331,280	EUR	2,685,000	Deutsche Bank AG	6/28/18	—	(36,020)
USD	85,449,428	EUR	68,871,950	Deutsche Bank AG	6/28/18	—	(923,937)
USD	92,166,420	EUR	73,390,257	Goldman Sachs International	7/12/18	33,530	—
USD	5,308,588	EUR	4,227,121	Goldman Sachs International	7/12/18	1,931	—
USD	4,768,054	EUR	3,809,262	Goldman Sachs International	7/12/18	—	(14,030)
USD	82,781,813	EUR	66,135,506	Goldman Sachs International	7/12/18	—	(243,586)
MAD	27,561,500	USD	2,711,118	Societe Generale	7/13/18	228,914	—
MAD	51,393,000	USD	5,093,206	Societe Generale	7/16/18	387,281	—
RUB	1,467,951,000	USD	25,439,328	Credit Suisse International	7/30/18	131,371	—
RUB	1,933,449,000	USD	33,826,689	Credit Suisse International	7/30/18	—	(147,334)
USD	4,706,167	OMR	1,946,000	Deutsche Bank AG	8/20/18	—	(330,518)
USD	6,711,914	OMR	2,769,000	BNP Paribas	9/4/18	—	(451,555)
RSD	837,879,000	EUR	6,742,136	Deutsche Bank AG	9/7/18	214,549	—
RSD	419,192,000	EUR	3,371,066	Deutsche Bank AG	9/7/18	109,904	—
RSD	828,728,000	EUR	6,683,290	Deutsche Bank AG	9/13/18	189,612	—
RSD	412,359,000	EUR	3,341,645	Deutsche Bank AG	9/17/18	72,636	—
USD	4,391,131	OMR	1,812,000	BNP Paribas	9/17/18	—	(294,672)
RSD	411,858,000	EUR	3,341,647	Deutsche Bank AG	9/18/18	67,093	—
RSD	423,389,000	EUR	3,431,029	Citibank, N.A.	9/24/18	72,210	—
RSD	407,784,000	EUR	3,303,232	Deutsche Bank AG	9/26/18	70,586	—
USD	11,566,913	AED	43,000,000	Standard Chartered Bank	9/26/18	—	(134,731)
RSD	203,975,000	EUR	1,651,619	Deutsche Bank AG	10/10/18	33,867	—
RSD	333,628,000	EUR	2,712,423	Deutsche Bank AG	10/18/18	39,368	—
USD	7,900,417	QAR	29,393,500	Standard Chartered Bank	12/6/18	—	(116,583)
USD	3,160,188	QAR	11,748,000	Standard Chartered Bank	12/10/18	—	(43,899)
USD	3,160,000	QAR	11,771,000	Standard Chartered Bank	12/10/18	—	(50,360)
USD	3,160,268	QAR	11,772,000	Standard Chartered Bank	12/10/18	—	(50,364)
MAD	49,525,000	USD	5,000,000	Credit Agricole Corporate and Investment Bank	12/13/18	178,510	—
MAD	49,525,000	USD	5,000,000	Credit Agricole Corporate and Investment Bank	12/13/18	178,510	—
USD	1,969,693	QAR	7,279,000	Credit Agricole Corporate and Investment Bank	12/13/18	—	(15,474)
USD	3,013,773	QAR	11,160,000	Standard Chartered Bank	12/13/18	—	(29,841)
MAD	35,314,000	USD	3,561,674	Societe Generale	12/14/18	130,371	—
USD	1,507,046	QAR	5,561,000	BNP Paribas	12/17/18	—	(9,508)
USD	8,863,965	OMR	3,675,000	BNP Paribas	12/19/18	—	(610,737)
USD	3,500,136	QAR	12,915,500	BNP Paribas	12/19/18	—	(22,001)
MAD	98,765,000	USD	10,000,000	Credit Agricole Corporate and Investment Bank	12/20/18	317,197	—
USD	2,987,356	QAR	10,986,000	BNP Paribas	1/8/19	—	(7,900)
USD	2,987,356	QAR	10,986,000	BNP Paribas	1/8/19	—	(7,900)
USD	5,974,711	QAR	21,972,000	BNP Paribas	1/9/19	—	(15,730)
USD	1,493,695	QAR	5,508,000	BNP Paribas	1/10/19	—	(7,987)
USD	1,493,966	QAR	5,509,000	BNP Paribas	1/10/19	—	(7,989)
USD	2,987,263	QAR	11,023,000	BNP Paribas	1/10/19	—	(18,010)
USD	7,426,987	QAR	27,435,290	Standard Chartered Bank	1/10/19	—	(52,877)
MAD	97,450,000	USD	10,000,000	Societe Generale	1/16/19	141,867	—
USD	1,883,519	QAR	6,937,000	BNP Paribas	1/16/19	—	(7,630)
MAD	18,390,000	USD	1,915,625	BNP Paribas	1/22/19	—	(3,316)

24

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MAD	16,957,000	USD	1,778,395	BNP Paribas	1/22/19	$—	$(15,099)
EUR	11,725,251	RON	56,674,000	Citibank, N.A.	1/23/19	—	(66,371)
EUR	11,824,855	RON	57,185,000	Deutsche Bank AG	1/23/19	—	(74,767)
EUR	7,183,292	RON	34,652,200	JPMorgan Chase Bank, N.A.	1/23/19	—	(22,582)
EUR	6,872,715	RON	33,336,104	BNP Paribas	1/28/19	—	(65,001)
EUR	9,759,405	RON	47,216,000	Deutsche Bank AG	1/28/19	—	(59,989)
TRY	65,656,459	USD	15,752,509	Deutsche Bank AG	1/28/19	—	(24,477)
TRY	65,656,000	USD	15,748,621	Standard Chartered Bank	1/28/19	—	(20,698)
EUR	2,174,904	RON	10,500,000	BNP Paribas	2/1/19	—	(6,264)
EUR	10,942,579	RON	52,921,594	BNP Paribas	2/1/19	—	(56,152)
EUR	23,011,113	RON	111,299,000	Citibank, N.A.	2/1/19	—	(120,824)
EUR	4,687,816	RON	22,682,000	Deutsche Bank AG	2/1/19	—	(26,787)
USD	23,619,071	OMR	9,685,000	BNP Paribas	2/14/19	—	(1,301,773)
USD	25,006,174	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(1,024,999)
USD	24,996,914	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(1,034,259)
USD	22,931,722	OMR	9,138,750	Standard Chartered Bank	3/27/19	—	(551,216)
USD	9,030,625	OMR	3,568,000	BNP Paribas	4/8/19	—	(134,022)
USD	9,031,150	OMR	3,567,756	Standard Chartered Bank	4/24/19	—	(127,958)
USD	17,101,391	OMR	6,858,000	Standard Chartered Bank	5/28/19	—	(484,370)
USD	20,224,994	OMR	8,270,000	BNP Paribas	7/3/19	—	(956,001)
USD	20,000,000	OMR	8,146,000	Standard Chartered Bank	7/3/19	—	(863,408)
USD	9,008,679	OMR	3,685,000	BNP Paribas	7/15/19	—	(425,502)
USD	13,060,778	AED	48,351,000	BNP Paribas	7/17/19	—	(83,563)
USD	13,940,752	AED	51,624,000	Standard Chartered Bank	7/17/19	—	(93,362)
USD	25,044,139	OMR	10,213,000	BNP Paribas	7/17/19	—	(1,101,003)
OMR	12,921,000	USD	32,464,824	Standard Chartered Bank	8/14/19	581,850	—
USD	65,799,138	OMR	26,714,450	Standard Chartered Bank	8/14/19	—	(2,525,584)
OMR	10,079,000	USD	25,308,223	BNP Paribas	8/21/19	463,747	—
USD	11,828,938	OMR	4,799,000	BNP Paribas	8/21/19	—	(442,090)
USD	13,012,939	OMR	5,280,000	BNP Paribas	8/21/19	—	(488,004)
USD	10,595,440	BHD	4,066,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(84,578)
USD	10,583,368	BHD	4,067,400	Credit Agricole Corporate and Investment Bank	9/18/19	—	(100,327)
USD	5,966,146	BHD	2,291,000	Bank of America, N.A.	9/19/19	—	(51,395)
USD	10,161,458	BHD	3,902,000	Bank of America, N.A.	9/19/19	—	(87,535)
USD	7,935,673	BHD	3,053,250	Credit Agricole Corporate and Investment Bank	9/23/19	—	(83,207)
USD	9,650,377	BHD	3,712,500	Standard Chartered Bank	9/25/19	—	(99,440)
USD	5,792,247	BHD	2,226,250	Standard Chartered Bank	10/3/19	—	(53,214)
USD	3,800,728	BHD	1,461,000	Standard Chartered Bank	10/7/19	—	(35,040)
USD	9,089,370	BHD	3,490,500	Standard Chartered Bank	10/7/19	—	(74,730)
USD	9,652,010	BHD	3,709,750	Standard Chartered Bank	10/7/19	—	(87,718)
USD	3,853,151	BHD	1,482,500	Bank of America, N.A.	10/15/19	—	(38,301)
USD	11,710,491	AED	43,200,000	Standard Chartered Bank	10/16/19	—	(29,947)
USD	10,582,236	BHD	4,067,600	Credit Agricole Corporate and Investment Bank	10/16/19	—	(94,649)
USD	2,769,990	BHD	1,067,000	Bank of America, N.A.	10/31/19	—	(29,708)
USD	3,836,968	BHD	1,478,000	Bank of America, N.A.	11/4/19	—	(40,771)
USD	35,157,716	AED	129,626,500	Standard Chartered Bank	2/3/20	—	(57,785)
USD	46,457,938	AED	171,309,000	Standard Chartered Bank	2/10/20	—	(81,407)
USD	61,108,343	AED	225,318,683	Standard Chartered Bank	2/10/20	—	(103,758)

						$79,038,723	$(172,411,397)

25

Forward Volatility Agreements

Reference Entity	Counterparty	Strike Volatility Rate	Settlement Date(1)	Notional Amount† (000’s omitted)		Net Unrealized Appreciation (Depreciation)
CAD versus USD, 1 year term	BNP Paribas	8.45%	3/26/18		26,855	$(148,107)
CAD versus USD, 1 year term	Deutsche Bank AG	8.63	3/28/18		51,645	(352,785)
CHF versus USD, 1 year term	Deutsche Bank AG	8.58	6/14/18		51,643	(48,648)
CHF versus USD, 1 year term	BNP Paribas	8.35	6/19/18		26,857	27,233
EUR versus USD, 1 year term	Deutsche Bank AG	8.63	3/22/18	EUR	51,647	(606,084)
EUR versus USD, 1 year term	BNP Paribas	8.55	6/20/18	EUR	25,824	(217,283)

						$(1,345,674)

(1)	At the settlement date, the Portfolio will purchase from the counterparty an option straddle with a strike rate to be determined on this date.

†	Notional amount is stated in USD unless otherwise noted.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Commodity Futures
WTI Crude Oil	2,806	Short	Apr-18	$(180,453,860)	$(19,376,093)
Equity Futures
MSCI Singapore Index	1,173	Short	Feb-18	(35,970,057)	725,314
Interest Rate Futures
Japan 10-Year Bond	105	Short	Mar-18	(144,578,181)	464,070
U.S. 2-Year Treasury Note	503	Short	Mar-18	(107,256,891)	668,078
U.S. 5-Year Deliverable Interest Rate Swap	216	Short	Mar-18	(20,941,875)	366,646
U.S. 5-Year Treasury Note	898	Short	Mar-18	(103,010,422)	1,789,402
U.S. 10-Year Deliverable Interest Rate Swap	1,557	Short	Mar-18	(148,206,938)	4,540,541

					$(10,822,042)

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

WTI: West Texas Intermediate

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	13,634	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination	)	8/15/32	$354,504
LCH.Clearnet	EUR	13,669	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination	)	8/15/32	313,431
LCH.Clearnet	EUR	13,346	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination	)	8/15/32	264,918

26

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	13,427	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination	)	10/15/32	$195,379
LCH.Clearnet	EUR	13,634	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination	)	8/15/42	(648,479)
LCH.Clearnet	EUR	13,669	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination	)	8/15/42	(636,582)
LCH.Clearnet	EUR	13,346	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination	)	8/15/42	(544,112)
LCH.Clearnet	EUR	13,427	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination	)	10/15/42	(334,255)
LCH.Clearnet	EUR	1,231	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination	)	8/4/47	(35,074)
LCH.Clearnet	USD	3,927	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination	)	8/4/47	268,656
LCH.Clearnet	USD	6,107	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination	)	8/22/47	466,331
LCH.Clearnet	USD	6,072	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination	)	8/25/47	442,120
LCH.Clearnet	USD	6,054	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination	)	9/1/47	436,893
LCH.Clearnet	USD	5,275	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination	)	10/5/47	287,849

									$831,579

CPI-U (NSA) — Consumer Price Index All Urban Non-Seasonally Adjusted

HICP — Harmonised Indices of Consumer Prices

27

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	212,147	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.80% (pays upon termination	)	1/2/19	$1,882
CME Group, Inc.	BRL	213,442	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination	)	1/2/19	6,225
CME Group, Inc.	BRL	214,610	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination	)	1/2/19	—
CME Group, Inc.	BRL	226,646	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination	)	1/2/19	2,011
CME Group, Inc.	BRL	227,591	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination	)	1/2/19	19,279
CME Group, Inc.	BRL	426,609	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination	)	1/2/19	—
CME Group, Inc.	BRL	429,158	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination	)	1/2/19	35,743
CME Group, Inc.	BRL	38,634	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination	)	1/2/23	21,669
CME Group, Inc.	BRL	39,485	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination	)	1/2/23	—
CME Group, Inc.	BRL	39,705	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination	)	1/2/23	13,684
CME Group, Inc.	BRL	42,047	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination	)	1/2/23	(17,641)
CME Group, Inc.	BRL	42,534	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination	)	1/2/23	(17,845)
CME Group, Inc.	BRL	78,673	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination	)	1/2/23	—
CME Group, Inc.	BRL	81,009	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.29% (pays upon termination	)	1/2/23	4,577
CME Group, Inc.	MXN	4,566,390	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly	)	6/28/19	(3,729,603)
CME Group, Inc.	MXN	2,065,865	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly	)	7/1/19	(1,687,668)
CME Group, Inc.	MXN	2,451,525	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly	)	7/1/19	(1,996,098)
CME Group, Inc.	MXN	1,163,910	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.01% (pays monthly	)	8/19/19	(852,481)
CME Group, Inc.	MXN	1,163,920	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly	)	8/19/19	(823,654)
CME Group, Inc.	MXN	1,176,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.00% (pays monthly	)	8/21/19	(867,864)
CME Group, Inc.	MXN	985,170	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.01% (pays monthly	)	8/22/19	(721,256)
CME Group, Inc.	MXN	2,750,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.03% (pays monthly	)	8/23/19	(1,956,745)
CME Group, Inc.	MXN	1,003,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.34% (pays monthly	)	10/24/19	(476,185)
CME Group, Inc.	MXN	2,288,200	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70% (pays monthly	)	12/12/19	(323,499)

28

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	2,250,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.72% (pays monthly	)	12/13/19	$(284,949)
CME Group, Inc.	MXN	2,675,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.92% (pays monthly	)	12/16/19	183,584
CME Group, Inc.	MXN	386,594	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70% (pays monthly	)	1/24/20	(55,202)
CME Group, Inc.	MXN	1,223,826	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.68% (pays monthly	)	1/24/20	(187,015)
CME Group, Inc.	MXN	568,900	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly	)	12/2/27	564,735
CME Group, Inc.	MXN	572,100	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly	)	12/3/27	568,275
CME Group, Inc.	MXN	745,680	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.80% (pays monthly	)	12/6/27	382,318
LCH.Clearnet	EUR	132,460	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually	)(2)	9/20/22	412,297
LCH.Clearnet(1)	EUR	32,790	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually	)(2)	3/21/23	208,836
LCH.Clearnet	EUR	41,949	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually	)(2)	9/20/27	178,336
LCH.Clearnet	HUF	2,635,868	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually	)	12/13/21	(208,778)
LCH.Clearnet	HUF	6,569,260	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually	)	1/12/22	(685,527)
LCH.Clearnet	HUF	6,043,740	Receives	6-month HUF BUBOR (pays semi-annually)	1.44% (pays annually	)	1/13/22	(605,782)
LCH.Clearnet	HUF	3,485,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually	)	7/28/26	(386,305)
LCH.Clearnet	HUF	2,453,200	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually	)	8/1/26	(273,124)
LCH.Clearnet	HUF	940,022	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually	)	9/21/26	(88,670)
LCH.Clearnet	HUF	964,125	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually	)	9/21/26	(89,305)
LCH.Clearnet	HUF	2,378,174	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually	)	9/21/26	(186,342)
LCH.Clearnet	HUF	957,698	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually	)	10/13/26	(152,351)
LCH.Clearnet	HUF	2,436,021	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually	)	10/19/26	(295,916)
LCH.Clearnet	HUF	2,523,435	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually	)	10/20/26	(309,160)
LCH.Clearnet	HUF	1,218,150	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually	)	10/28/26	(160,086)

29

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	3,015,613	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually	)	10/28/26	$(381,840)
LCH.Clearnet	HUF	1,825,240	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually	)	11/2/26	(243,914)
LCH.Clearnet	HUF	1,222,117	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually	)	11/3/26	(202,330)
LCH.Clearnet	HUF	1,198,308	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually	)	11/7/26	(184,680)
LCH.Clearnet	HUF	1,190,373	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually	)	11/8/26	(170,969)
LCH.Clearnet	HUF	3,277,496	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually	)	11/10/26	(496,025)
LCH.Clearnet	JPY	1,346,315	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.62% (pays semi-annually	)	12/19/46	1,138,780
LCH.Clearnet	JPY	1,455,749	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.81% (pays semi-annually	)	12/19/46	551,193
LCH.Clearnet	JPY	1,625,685	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.61% (pays semi-annually	)	12/19/46	1,408,349
LCH.Clearnet	JPY	1,425,700	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually	)	6/19/47	420,976
LCH.Clearnet	JPY	1,425,900	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.85% (pays semi-annually	)	6/19/47	431,427
LCH.Clearnet	JPY	1,814,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually	)	9/18/47	374,396
LCH.Clearnet	JPY	1,940,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually	)	9/18/47	381,241
LCH.Clearnet	JPY	2,055,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.92% (pays semi-annually	)	9/18/47	244,007
LCH.Clearnet	JPY	1,402,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually	)	12/18/47	108,877
LCH.Clearnet	JPY	2,841,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually	)	12/18/47	264,364
LCH.Clearnet	JPY	3,122,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually	)	12/18/47	296,202
LCH.Clearnet	NZD	54,200	Receives	3-month NZD Bank Bill (pays quarterly)	2.18% (pays semi-annually	)	11/8/19	(58,753)
LCH.Clearnet	NZD	108,300	Receives	3-month NZD Bank Bill (pays quarterly)	2.17% (pays semi-annually	)	11/8/19	(112,720)
LCH.Clearnet	NZD	109,800	Receives	3-month NZD Bank Bill (pays quarterly)	2.17% (pays semi-annually	)	11/8/19	(114,281)
LCH.Clearnet	NZD	108,300	Receives	3-month NZD Bank Bill (pays quarterly)	2.20% (pays semi-annually	)	11/9/19	(158,687)
LCH.Clearnet	NZD	208,800	Receives	3-month NZD Bank Bill (pays quarterly)	2.19% (pays semi-annually	)	11/10/19	(275,500)
LCH.Clearnet	NZD	216,700	Receives	3-month NZD Bank Bill (pays quarterly)	2.20% (pays semi-annually	)	11/10/19	(305,266)
LCH.Clearnet	NZD	30,800	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually	)	4/28/27	(552,156)
LCH.Clearnet	NZD	22,435	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually	)	5/8/27	(309,415)
LCH.Clearnet	NZD	23,592	Receives	3-month NZD Bank Bill (pays quarterly)	3.41% (pays semi-annually	)	5/8/27	(339,825)

30

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	NZD	21,377	Receives	3-month NZD Bank Bill (pays quarterly)	3.31% (pays semi-annually	)	5/18/27	$(176,521)
LCH.Clearnet	NZD	95,900	Receives	3-month NZD Bank Bill (pays quarterly)	3.17% (pays semi-annually	)	6/26/27	178,069
LCH.Clearnet	NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually	)	1/9/28	281,660
LCH.Clearnet	NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually	)	1/9/28	275,452
LCH.Clearnet	NZD	19,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.15% (pays semi-annually	)	1/11/28	111,513
LCH.Clearnet	NZD	39,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.15% (pays semi-annually	)	1/11/28	228,895
LCH.Clearnet	NZD	37,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.20% (pays semi-annually	)	1/12/28	94,813
LCH.Clearnet	PLN	38,447	Pays	6-month PLN WIBOR (pays semi-annually)	2.41% (pays annually	)	12/13/21	(20,598)
LCH.Clearnet	PLN	95,706	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually	)	1/12/22	(31,693)
LCH.Clearnet	PLN	98,984	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually	)	1/13/22	(61,831)
LCH.Clearnet	PLN	49,240	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually	)	7/28/26	(728,487)
LCH.Clearnet	PLN	35,503	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually	)	8/1/26	(621,825)
LCH.Clearnet	PLN	12,853	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually	)	9/21/26	(216,330)
LCH.Clearnet	PLN	47,555	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually	)	9/21/26	(777,829)
LCH.Clearnet	PLN	13,591	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually	)	10/13/26	(165,170)
LCH.Clearnet	PLN	13,817	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually	)	10/19/26	(174,310)
LCH.Clearnet	PLN	20,724	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually	)	10/19/26	(266,353)
LCH.Clearnet	PLN	15,166	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually	)	10/20/26	(205,911)
LCH.Clearnet	PLN	20,727	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually	)	10/20/26	(275,034)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually	)	10/28/26	(222,270)
LCH.Clearnet	PLN	43,554	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually	)	10/28/26	(565,933)
LCH.Clearnet	PLN	26,131	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually	)	10/31/26	(317,710)
LCH.Clearnet	PLN	17,422	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually	)	11/2/26	(186,317)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually	)	11/7/26	(196,913)
LCH.Clearnet	PLN	17,421	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually	)	11/8/26	(212,422)
LCH.Clearnet	PLN	48,146	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually	)	11/10/26	(572,820)

31

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	3,354	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays semi-annually	)(2)	9/20/19	$15,781
LCH.Clearnet	USD	2,100	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.30% (pays semi-annually	)	1/30/20	1,226
LCH.Clearnet	USD	8,222	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays annually	)	7/31/20	(58,178)
LCH.Clearnet	USD	15,520	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually	)	7/31/20	(248,793)
LCH.Clearnet	USD	19,400	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually	)	7/31/20	(311,108)
LCH.Clearnet	USD	20,736	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually	)	8/12/20	(238,324)
LCH.Clearnet	USD	22,053	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.62% (pays semi-annually	)	8/14/20	(328,614)
LCH.Clearnet	USD	10,695	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually	)	8/17/20	(141,733)
LCH.Clearnet	USD	11,461	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually	)	8/17/20	(151,884)
LCH.Clearnet	USD	23,643	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually	)	8/17/20	(307,123)
LCH.Clearnet	USD	40,058	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.70% (pays semi-annually	)	8/19/20	(516,333)
LCH.Clearnet	USD	11,489	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually	)	8/22/20	(194,868)
LCH.Clearnet	USD	23,669	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually	)	8/22/20	(408,350)
LCH.Clearnet	USD	27,660	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually	)	9/18/20	(428,496)
LCH.Clearnet	USD	1,500	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually	)	9/23/20	(28,144)
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.43% (pays semi-annually	)	10/28/20	(277,351)
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.42% (pays semi-annually	)	10/28/20	(278,218)

32

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	12,334	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.54% (pays semi-annually	)	11/5/20	$(292,655)
LCH.Clearnet	USD	24,666	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.53% (pays semi-annually	)	11/5/20	(591,513)
LCH.Clearnet	USD	11,935	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually	)	11/9/20	(280,322)
LCH.Clearnet	USD	16,312	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.67% (pays semi-annually	)	11/12/20	(331,676)
LCH.Clearnet	USD	8,910	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.11% (pays semi-annually	)	2/23/21	(337,063)
LCH.Clearnet	USD	8,640	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually	)	2/25/21	(310,556)
LCH.Clearnet	USD	17,279	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually	)	2/25/21	(622,243)
LCH.Clearnet	USD	21,672	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.27% (pays semi-annually	)	3/7/21	(712,698)
LCH.Clearnet	USD	15,042	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.10% (pays semi-annually	)	6/21/21	(691,214)
LCH.Clearnet	USD	30,740	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.96% (pays semi-annually	)	1/6/22	(653,577)
LCH.Clearnet	USD	25,617	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.84% (pays semi-annually	)	9/15/22	696,540
LCH.Clearnet	USD	39,231	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.87% (pays semi-annually	)	9/18/22	1,020,198
LCH.Clearnet	USD	5,210	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually	)	4/12/26	(403,316)
LCH.Clearnet	USD	7,105	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually	)	4/12/26	(550,284)
LCH.Clearnet	USD	10,016	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually	)	5/6/26	(748,977)
LCH.Clearnet	USD	10,016	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually	)	5/6/26	(752,034)
LCH.Clearnet	USD	10,077	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.60% (pays semi-annually	)	5/18/26	(822,571)

33

Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	2,531		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.72% (pays semi-annually	)	5/20/26	$(182,440)
LCH.Clearnet	USD	5,063		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually	)	5/20/26	(392,160)
LCH.Clearnet	USD	3,810		Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually	)	6/3/26	(287,335)
LCH.Clearnet	USD	14,900		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.11% (pays semi-annually	)	9/5/27	687,458
LCH.Clearnet	USD	10,084		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.02% (pays semi-annually	)	9/13/27	547,493
LCH.Clearnet	USD	83,779		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.18% (pays semi-annually	)	9/19/27	3,449,584
LCH.Clearnet(1)	USD	0	(3)	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually	)(2)	6/15/46	22
LCH.Clearnet(1)	USD	8,500		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually	)(2)	9/21/46	1,688,478
LCH.Clearnet(1)	USD	8,500		Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually	)(2)	9/21/46	(1,851,831)

									$(24,573,226)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2018.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than USD 500.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	CNY	334,200	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.73% (pays quarterly	)	12/1/19	$(82,947)
Bank of America, N.A.	INR	961,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually	)	12/22/22	48,787
Bank of America, N.A.	INR	801,300	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.61% (pays semi-annually	)	1/9/23	(5,264)

34

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually	)	4/11/26	$(249,701)
Bank of America, N.A.	SAR	18,196	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.43% (pays annually	)	5/10/26	(80,426)
Bank of America, N.A.	SAR	30,566	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.57% (pays annually	)	5/23/26	(220,092)
BNP Paribas	CNY	312,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.77% (pays quarterly	)	12/18/19	(97,468)
BNP Paribas	KRW	7,655,630	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.83% (pays quarterly	)	1/17/27	350,023
BNP Paribas	KRW	5,789,175	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.92% (pays quarterly	)	2/7/27	213,624
BNP Paribas	KRW	5,302,880	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.79% (pays quarterly	)	1/17/37	574,160
BNP Paribas	KRW	2,869,080	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.85% (pays quarterly	)	2/7/37	280,547
BNP Paribas	KRW	5,833,300	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.03% (pays quarterly	)	7/12/37	422,720
Citibank, N.A.	KRW	4,720,100	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.03% (pays quarterly	)	7/12/37	344,241
Deutsche Bank AG	CNY	269,865	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.73% (pays quarterly	)	12/1/19	(62,849)
Deutsche Bank AG	CNY	542,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.73% (pays quarterly	)	12/1/19	(134,521)
Deutsche Bank AG	INR	1,907,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually	)	8/21/22	(552,158)

35

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	INR	814,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually	)	12/22/22	$39,969
Deutsche Bank AG	INR	950,200	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.70% (pays semi-annually	)	12/27/22	153,740
Deutsche Bank AG	SAR	127,720	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.03% (pays annually	)	8/2/20	(640,612)
Deutsche Bank AG	SAR	100,651	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.64% (pays annually	)	2/25/21	(434,758)
Deutsche Bank AG	SAR	83,876	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.76% (pays annually	)	3/7/21	(459,083)
Goldman Sachs International	AED	38,962	Receives	3-month Emirates Interbank Offered Rate (pays quarterly)	2.50% (pays annually	)	6/13/21	(45,365)
Goldman Sachs International	AED	38,960	Receives	3-month Emirates Interbank Offered Rate (pays quarterly)	2.51% (pays annually	)	6/15/21	(47,796)
Goldman Sachs International	AED	38,965	Receives	3-month Emirates Interbank Offered Rate (pays quarterly)	2.52% (pays annually	)	6/21/21	(50,566)
Goldman Sachs International	CLP	28,887,620	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.56% (pays semi-annually	)	10/4/22	(359,612)
Goldman Sachs International	CLP	28,062,280	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually	)	10/5/22	(368,553)
Goldman Sachs International	CLP	14,031,140	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually	)	10/6/22	(183,018)
Goldman Sachs International	CLP	28,062,260	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.59% (pays semi-annually	)	10/10/22	(399,652)
Goldman Sachs International	CLP	8,410,650	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.50% (pays semi-annually	)	10/26/22	(49,034)
Goldman Sachs International	CLP	3,244,109	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.54% (pays semi-annually	)	10/30/22	(27,803)

36

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLP	16,340,690	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually	)	12/4/22	$(127,089)
Goldman Sachs International	CLP	3,364,260	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.56% (pays semi-annually	)	12/5/22	(23,249)
Goldman Sachs International	CLP	2,528,067	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.60% (pays semi-annually	)	1/4/23	(18,553)
Goldman Sachs International	CNY	155,035	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.72% (pays quarterly	)	12/4/19	(29,316)
Goldman Sachs International	INR	633,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.76% (pays semi-annually	)	1/4/23	58,729
Goldman Sachs International	KRW	6,127,100	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.03% (pays quarterly	)	7/12/37	446,854
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.16% (pays annually	)	8/3/20	136,687
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.35% (pays annually	)	8/12/20	30,033
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually	)	8/17/20	5,935
Goldman Sachs International	SAR	88,833	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually	)	8/17/20	2,596
Goldman Sachs International	SAR	95,697	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.46% (pays annually	)	8/19/20	(35,468)
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually	)	8/22/20	(516,637)
Goldman Sachs International	SAR	130,268	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually	)	8/22/20	(1,011,289)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.26% (pays annually	)	9/17/20	225,086

37

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	143,914	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.34% (pays annually	)	9/21/20	$141,955
Goldman Sachs International	SAR	95,490	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.56% (pays annually	)	11/5/20	85,687
Goldman Sachs International	SAR	41,938	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.65% (pays annually	)	2/23/21	(184,516)
Goldman Sachs International	SAR	79,680	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.46% (pays annually	)	5/9/26	(412,630)
Goldman Sachs International	SAR	40,596	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.47% (pays annually	)	5/18/26	(213,257)
Goldman Sachs International	SAR	15,890	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.71% (pays annually	)	6/6/26	(158,557)
JPMorgan Chase Bank, N.A.	CNY	189,600	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.82% (pays quarterly	)	12/22/19	(87,949)
JPMorgan Chase Bank, N.A.	INR	950,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually	)	12/27/22	144,059
Morgan Stanley & Co. International PLC	CNY	337,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.73% (pays quarterly	)	12/4/19	(79,193)
Nomura International PLC	KRW	5,173,120	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.79% (pays quarterly	)	1/17/37	560,649
Nomura International PLC	KRW	7,188,920	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.84% (pays quarterly	)	2/7/37	705,745
Standard Chartered Bank	CNY	278,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.73% (pays quarterly	)	12/1/19	(68,998)

38

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
Standard Chartered Bank	CNY	479,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.78% (pays quarterly	)	12/18/19	$(167,931)
Standard Chartered Bank	INR	1,236,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually	)	8/21/22	(382,725)
Standard Chartered Bank	INR	813,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.68% (pays semi-annually	)	12/26/22	125,373

								$(2,971,436)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Turkey	ICE Clear Credit	$2,160	1.00 (pays quarterly	% )(1)	6/20/20	0.93%	$5,924	$64,301	$70,225

Total		$2,160					$5,924	$64,301	$70,225

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount† (000’s omitted)		Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Chile	ICE Clear Credit		93,820	1.00% (pays quarterly)	(1)	12/20/22	$(2,603,356)	$1,820,497	$(782,859)
Colombia	ICE Clear Credit		86,270	1.00% (pays quarterly)	(1)	12/20/22	(521,454)	(1,041,866)	(1,563,320)
Colombia	ICE Clear Credit		73,700	1.00% (pays quarterly)	(1)	12/20/27	4,046,539	(7,842,816)	(3,796,277)
Malaysia	ICE Clear Credit		221,485	1.00% (pays quarterly)	(1)	12/20/22	(4,541,205)	2,781,762	(1,759,443)
Markit CDX Emerging Markets Index (CDX.EM.28.V2)	ICE Clear Credit		2,910	1.00% (pays quarterly)	(1)	12/20/22	15,273	(120,627)	(105,354)
Markit iTraxx Europe Subordinated Financials Index (ITRAXX.FINSR.28.V1)	ICE Clear Credit	EUR	134,530	1.00% (pays quarterly)	(1)	12/20/22	(4,867,634)	3,327,080	(1,540,554)
Mexico	ICE Clear Credit		203,900	1.00% (pays quarterly)	(1)	12/20/22	(545,115)	(1,305,846)	(1,850,961)
Qatar	ICE Clear Credit		119,079	1.00% (pays quarterly)	(1)	12/20/22	(879,567)	6,198	(873,369)
Russia	ICE Clear Credit		165,715	1.00% (pays quarterly)	(1)	12/20/22	290,590	(3,584,723)	(3,294,133)

Total							$(9,605,929)	$(5,960,341)	$(15,566,270)

†	Notional amount is stated in USD unless otherwise noted.

39

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation
Poland	Barclays Bank PLC	$10,720	1.00% (pays quarterly	)(1)	6/20/21	0.29%	$262,077	$17,310	$279,387
Poland	BNP Paribas	11,790	1.00% (pays quarterly	)(1)	6/20/21	0.29	288,235	16,662	304,897
Turkey	Barclays Bank PLC	23,500	1.00% (pays quarterly	)(1)	6/20/20	0.93	64,448	693,626	758,074
Turkey	BNP Paribas	10,000	1.00% (pays quarterly	)(1)	6/20/20	0.93	27,424	261,676	289,100
Turkey	BNP Paribas	32,300	1.00% (pays quarterly	)(1)	9/20/20	0.98	55,700	1,314,033	1,369,733
Turkey	Goldman Sachs International	25,000	1.00% (pays quarterly	)(1)	6/20/20	0.93	68,561	646,613	715,174
Turkey	Goldman Sachs International	10,000	1.00% (pays quarterly	)(1)	6/20/20	0.93	27,424	280,792	308,216
Turkey	JPMorgan Chase Bank, N.A.	2,710	1.00% (pays quarterly	)(1)	6/20/20	0.93	7,432	81,254	88,686
Turkey	Nomura International PLC	6,900	1.00% (pays quarterly	)(1)	6/20/20	0.93	18,923	183,836	202,759

Total		$132,920					$820,224	$3,495,802	$4,316,026

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$4,574	1.00% (pays quarterly	)(1)	6/20/18	$(21,742)	$(2,003)	$(23,745)
Bulgaria	BNP Paribas	6,320	1.00% (pays quarterly	)(1)	9/20/18	(43,832)	(7,579)	(51,411)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly	)(1)	3/20/20	(69,289)	(138,944)	(208,233)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly	)(1)	3/20/20	(69,289)	(139,108)	(208,397)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly	)(1)	3/20/20	(69,289)	(142,977)	(212,266)
Croatia	Barclays Bank PLC	9,040	1.00% (pays quarterly	)(1)	3/20/20	(138,578)	(277,645)	(416,223)
Croatia	BNP Paribas	8,480	1.00% (pays quarterly	)(1)	6/20/18	(39,385)	(51,354)	(90,739)
Croatia	BNP Paribas	1,500	1.00% (pays quarterly	)(1)	3/20/20	(22,994)	(52,863)	(75,857)
Croatia	BNP Paribas	2,340	1.00% (pays quarterly	)(1)	3/20/20	(35,871)	(73,859)	(109,730)
Croatia	BNP Paribas	2,760	1.00% (pays quarterly	)(1)	3/20/20	(42,309)	(83,708)	(126,017)
Croatia	BNP Paribas	6,250	1.00% (pays quarterly	)(1)	3/20/20	(95,809)	(219,960)	(315,769)

40

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Citibank, N.A.	$3,070	1.00 (pays quarterly	% )(1)	3/20/18	$(7,317)	$(5,247)	$(12,564)
Croatia	Citibank, N.A.	4,050	1.00 (pays quarterly	% )(1)	3/20/18	(9,653)	(6,921)	(16,574)
Croatia	Citibank, N.A.	4,287	1.00 (pays quarterly	% )(1)	3/20/18	(10,218)	(10,184)	(20,402)
Croatia	Citibank, N.A.	2,670	1.00 (pays quarterly	% )(1)	6/20/18	(12,401)	(19,153)	(31,554)
Croatia	Citibank, N.A.	13,270	1.00 (pays quarterly	% )(1)	6/20/18	(61,632)	(93,990)	(155,622)
Croatia	Citibank, N.A.	1,660	1.00 (pays quarterly	% )(1)	3/20/20	(25,447)	(50,773)	(76,220)
Croatia	Citibank, N.A.	4,260	1.00 (pays quarterly	% )(1)	3/20/20	(65,303)	(136,190)	(201,493)
Croatia	Citibank, N.A.	10,000	1.00 (pays quarterly	% )(1)	3/20/20	(153,294)	(335,608)	(488,902)
Croatia	Citibank, N.A.	167	1.00 (pays quarterly	% )(1)	6/20/20	(2,676)	(5,747)	(8,423)
Croatia	Citibank, N.A.	1,000	1.00 (pays quarterly	% )(1)	6/20/20	(15,999)	(35,189)	(51,188)
Croatia	Goldman Sachs International	2,900	1.00 (pays quarterly	% )(1)	3/20/19	(29,370)	(47,313)	(76,683)
Croatia	Goldman Sachs International	2,210	1.00 (pays quarterly	% )(1)	3/20/20	(33,878)	(69,756)	(103,634)
Croatia	Goldman Sachs International	3,410	1.00 (pays quarterly	% )(1)	3/20/20	(52,273)	(107,742)	(160,015)
Croatia	Goldman Sachs International	1,700	1.00 (pays quarterly	% )(1)	6/20/20	(27,199)	(60,021)	(87,220)
Croatia	HSBC Bank USA, N.A.	6,508	1.00 (pays quarterly	% )(1)	3/20/18	(15,511)	(15,460)	(30,971)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00 (pays quarterly	% )(1)	6/20/18	(13,780)	(21,301)	(35,081)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00 (pays quarterly	% )(1)	3/20/18	(7,346)	(7,392)	(14,738)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00 (pays quarterly	% )(1)	6/20/18	(13,079)	(21,100)	(34,179)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00 (pays quarterly	% )(1)	6/20/18	(27,258)	(45,021)	(72,279)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00 (pays quarterly	% )(1)	6/20/18	(29,306)	(43,301)	(72,607)
Croatia	Nomura International PLC	5,000	1.00 (pays quarterly	% )(1)	3/20/18	(11,917)	(7,990)	(19,907)
Croatia	Nomura International PLC	40,700	1.00 (pays quarterly	% )(1)	3/20/18	(97,006)	(69,687)	(166,693)
Egypt	Citibank, N.A.	50	1.00 (pays quarterly	% )(1)	6/20/20	911	(1,387)	(476)
Egypt	Citibank, N.A.	4,550	1.00 (pays quarterly	% )(1)	6/20/20	82,899	(120,178)	(37,279)
Egypt	Deutsche Bank AG	5,100	1.00 (pays quarterly	% )(1)	6/20/20	92,920	(119,775)	(26,855)

41

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Egypt	Deutsche Bank AG	$4,550	1.00 (pays quarterly	% )(1)	6/20/20	$82,899	$(120,912)	$(38,013)
Egypt	Deutsche Bank AG	4,600	1.00 (pays quarterly	% )(1)	6/20/20	83,810	(122,077)	(38,267)
Lebanon	Bank of America, N.A.	2,330	1.00 (pays quarterly	% )(1)	6/20/22	274,685	(294,760)	(20,075)
Lebanon	Bank of America, N.A.	3,150	1.00 (pays quarterly	% )(1)	12/20/22	427,368	(452,704)	(25,336)
Lebanon	Barclays Bank PLC	4,100	1.00 (pays quarterly	% )(1)	12/20/22	556,257	(581,373)	(25,116)
Lebanon	Goldman Sachs International	6,999	5.00 (pays quarterly	% )(1)	12/20/18	(180,345)	64,452	(115,893)
Lebanon	Goldman Sachs International	7,552	5.00 (pays quarterly	% )(1)	12/20/18	(194,594)	75,191	(119,403)
Oman	Bank of America, N.A.	20,851	1.00 (pays quarterly	% )(1)	6/20/22	384,004	(912,690)	(528,686)
Oman	Bank of America, N.A.	16,680	1.00 (pays quarterly	% )(1)	12/20/22	476,407	(877,586)	(401,179)
Poland	Bank of America, N.A.	7,120	1.00 (pays quarterly	% )(1)	9/20/19	(111,232)	39,016	(72,216)
Poland	Barclays Bank PLC	8,680	1.00 (pays quarterly	% )(1)	9/20/18	(62,274)	26,318	(35,956)
Poland	Barclays Bank PLC	4,360	1.00 (pays quarterly	% )(1)	9/20/19	(68,114)	25,272	(42,842)
Poland	Barclays Bank PLC	15,000	1.00 (pays quarterly	% )(1)	9/20/19	(234,337)	86,963	(147,374)
Qatar	Bank of America, N.A.	1,710	1.00 (pays quarterly	% )(1)	6/20/19	(17,521)	11,893	(5,628)
Qatar	Bank of America, N.A.	1,710	1.00 (pays quarterly	% )(1)	6/20/19	(17,521)	11,204	(6,317)
Qatar	Barclays Bank PLC	13,218	1.00 (pays quarterly	% )(1)	12/20/18	(103,807)	38,219	(65,588)
Qatar	Barclays Bank PLC	3,800	1.00 (pays quarterly	% )(1)	3/20/19	(34,358)	13,239	(21,119)
Qatar	Barclays Bank PLC	6,400	1.00 (pays quarterly	% )(1)	9/20/23	(5,782)	17,424	11,642
Qatar	Barclays Bank PLC	15,980	1.00 (pays quarterly	% )(1)	9/20/23	(14,437)	7,767	(6,670)
Qatar	BNP Paribas	1,713	1.00 (pays quarterly	% )(1)	6/20/19	(17,552)	8,421	(9,131)
Qatar	Citibank, N.A.	6,450	1.00 (pays quarterly	% )(1)	6/20/19	(66,090)	41,500	(24,590)
Qatar	Deutsche Bank AG	1,713	1.00 (pays quarterly	% )(1)	6/20/19	(17,552)	7,937	(9,615)
Qatar	Deutsche Bank AG	3,920	1.00 (pays quarterly	% )(1)	6/20/19	(40,166)	18,162	(22,004)
Qatar	Goldman Sachs International	2,200	1.00 (pays quarterly	% )(1)	3/20/19	(19,891)	8,874	(11,017)
Qatar	Goldman Sachs International	4,380	1.00 (pays quarterly	% )(1)	3/20/19	(39,602)	14,872	(24,730)

42

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Goldman Sachs International	$10	1.00 (pays quarterly	% )(1)	12/20/20	$(148)	$(73)	$(221)
Qatar	Goldman Sachs International	1,660	1.00 (pays quarterly	% )(1)	12/20/20	(24,584)	(22,613)	(47,197)
Qatar	Goldman Sachs International	9,740	1.00 (pays quarterly	% )(1)	12/20/20	(144,244)	(90,260)	(234,504)
Qatar	Goldman Sachs International	3,700	1.00 (pays quarterly	% )(1)	12/20/23	4,405	(7,438)	(3,033)
Qatar	Goldman Sachs International	3,090	1.00 (pays quarterly	% )(1)	9/20/24	22,688	1,755	24,443
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00 (pays quarterly	% )(1)	3/20/19	(16,546)	6,966	(9,580)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00 (pays quarterly	% )(1)	6/20/19	(16,702)	11,352	(5,350)
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00 (pays quarterly	% )(1)	6/20/19	(20,493)	8,995	(11,498)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00 (pays quarterly	% )(1)	6/20/19	(33,649)	17,015	(16,634)
Qatar	Nomura International PLC	1,380	1.00 (pays quarterly	% )(1)	3/20/19	(12,477)	4,803	(7,674)
Qatar	Nomura International PLC	3,460	1.00 (pays quarterly	% )(1)	3/20/19	(31,283)	12,424	(18,859)
Qatar	Nomura International PLC	9,620	1.00 (pays quarterly	% )(1)	9/20/24	70,635	21,875	92,510
Qatar	UBS AG	9,246	1.00 (pays quarterly	% )(1)	12/20/23	11,008	(18,835)	(7,827)
Serbia	Nomura International PLC	10,000	5.00 (pays quarterly	% )(1)	6/20/19	(713,582)	299,012	(414,570)
South Africa	Bank of America, N.A.	5,575	1.00 (pays quarterly	% )(1)	9/20/20	(41,971)	(64,288)	(106,259)
South Africa	Bank of America, N.A.	5,160	1.00 (pays quarterly	% )(1)	12/20/20	(36,535)	(62,867)	(99,402)
South Africa	Bank of America, N.A.	16,990	1.00 (pays quarterly	% )(1)	12/20/20	(120,297)	(188,715)	(309,012)
South Africa	Bank of America, N.A.	16,100	1.00 (pays quarterly	% )(1)	9/20/22	237,097	(558,835)	(321,738)
South Africa	Bank of America, N.A.	20,830	1.00 (pays quarterly	% )(1)	9/20/22	306,754	(757,256)	(450,502)
South Africa	Bank of America, N.A.	29,280	1.00 (pays quarterly	% )(1)	9/20/22	431,193	(961,143)	(529,950)
South Africa	Bank of America, N.A.	19,900	1.00 (pays quarterly	% )(1)	9/20/22	293,058	(910,231)	(617,173)
South Africa	Barclays Bank PLC	12,000	1.00 (pays quarterly	% )(1)	9/20/20	(90,341)	(247,111)	(337,452)
South Africa	Barclays Bank PLC	7,340	1.00 (pays quarterly	% )(1)	12/20/20	(51,971)	(86,092)	(138,063)

43

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Barclays Bank PLC	$12,010	1.00% (pays quarterly	)(1)	12/20/20	$(85,036)	$(132,905)	$(217,941)
South Africa	Barclays Bank PLC	9,080	1.00% (pays quarterly	)(1)	9/20/22	133,717	(382,471)	(248,754)
South Africa	Barclays Bank PLC	10,850	1.00% (pays quarterly	)(1)	9/20/22	159,783	(426,111)	(266,328)
South Africa	BNP Paribas	10,850	1.00% (pays quarterly	)(1)	9/20/22	159,783	(437,808)	(278,025)
South Africa	BNP Paribas	16,830	1.00% (pays quarterly	)(1)	9/20/22	247,848	(668,462)	(420,614)
South Africa	Credit Suisse International	7,740	1.00% (pays quarterly	)(1)	12/20/20	(54,803)	(96,055)	(150,858)
South Africa	Credit Suisse International	10,450	1.00% (pays quarterly	)(1)	12/20/20	(73,991)	(159,392)	(233,383)
South Africa	Credit Suisse International	16,990	1.00% (pays quarterly	)(1)	12/20/20	(120,297)	(200,644)	(320,941)
South Africa	Credit Suisse International	10,000	1.00% (pays quarterly	)(1)	9/20/22	147,266	(474,953)	(327,687)
South Africa	Deutsche Bank AG	13,005	1.00% (pays quarterly	)(1)	12/20/20	(92,081)	(149,985)	(242,066)
South Africa	Deutsche Bank AG	15,200	1.00% (pays quarterly	)(1)	9/20/22	223,844	(690,968)	(467,124)
South Africa	Deutsche Bank AG	16,940	1.00% (pays quarterly	)(1)	9/20/22	249,468	(773,380)	(523,912)
South Africa	Goldman Sachs International	8,020	1.00% (pays quarterly	)(1)	12/20/20	(56,785)	(95,891)	(152,676)
South Africa	Goldman Sachs International	17,335	1.00% (pays quarterly	)(1)	12/20/20	(122,740)	(203,960)	(326,700)
South Africa	Goldman Sachs International	10,690	1.00% (pays quarterly	)(1)	9/20/22	157,427	(472,972)	(315,545)
South Africa	Goldman Sachs International	8,022	1.00% (pays quarterly	)(1)	12/20/22	147,730	(380,404)	(232,674)
South Africa	HSBC Bank USA, N.A.	7,300	1.00% (pays quarterly	)(1)	12/20/22	134,434	(332,428)	(197,994)
South Africa	Nomura International PLC	4,000	1.00% (pays quarterly	)(1)	9/20/22	58,906	(143,653)	(84,747)
South Africa	Nomura International PLC	8,900	1.00% (pays quarterly	)(1)	9/20/22	131,066	(346,782)	(215,716)
South Africa	Nomura International PLC	7,068	1.00% (pays quarterly	)(1)	12/20/22	130,161	(329,855)	(199,694)

44

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Thailand	Barclays Bank PLC	$7,500	0.97% (pays quarterly	)	9/20/19	$(111,762)	$—	$(111,762)
Thailand	Citibank, N.A.	3,700	0.95% (pays quarterly	)	9/20/19	(53,845)	—	(53,845)

Total						$1,178,843	$(15,982,443)	$(14,803,600)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2018, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $135,080,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation
Citibank, N.A.	UAH	750,000	Total Return on Ukraine Treasury Bill, 0.00% due 7/25/18 (pays upon termination)	3-month USD- LIBOR-BBA + 150 bp on $25,187,590 (Notional Amount) (pays upon termination) plus Notional Amount at termination date	7/27/18	$13,598

						$13,598

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Depreciation
BNP Paribas	6-month USD-LIBOR-BBA on USD 31,564,738 (pays semi-annually) plus KRW 35,788,100,000	1.10% on KRW 35,788,100,000 (pays semi-annually) plus USD 31,564,738	3/2/20	$(1,633,374)
BNP Paribas	6-month USD-LIBOR-BBA on USD 23,595,683 (pays semi-annually) plus KRW 27,312,000,000	1.19% on KRW 27,312,000,000 (pays semi-annually) plus USD 23,595,683	3/8/20	(1,803,735)
BNP Paribas	6-month USD-LIBOR-BBA on USD 31,669,485 (pays semi-annually) plus KRW 35,270,300,000	1.23% on KRW 35,270,300,000 (pays semi-annually) plus USD 31,669,485	3/31/20	(1,149,823)
BNP Paribas	6-month USD-LIBOR-BBA on USD 18,298,490 (pays semi-annually) plus KRW 20,766,600,000	1.18% on KRW 20,766,600,000 (pays semi-annually) plus USD 18,298,490	4/20/20	(1,001,311)

				$(5,588,243)

45

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount (000’s omitted)		Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLF	1,011	CLP	26,958,979	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.89% (pays semi-annually	)	10/4/22	$(149,521)
Goldman Sachs International	CLF	1,011	CLP	26,960,769	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.90% (pays semi-annually	)	10/5/22	(114,932)
Goldman Sachs International	CLF	506	CLP	13,481,298	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.90% (pays semi-annually	)	10/6/22	(56,950)
Goldman Sachs International	CLF	1,011	CLP	26,969,636	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.92% (pays semi-annually	)	10/11/22	(63,993)
Goldman Sachs International	CLF	289	CLP	7,683,053	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.91% (pays semi-annually	)	10/26/22	(20,196)
Goldman Sachs International	CLF	115	CLP	3,072,428	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.95% (pays semi-annually	)	10/28/22	2,791
Goldman Sachs International	CLF	589	CLP	15,750,371	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.96% (pays semi-annually	)	12/4/22	46,415
Goldman Sachs International	CLF	120	CLP	3,215,002	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.95% (pays semi-annually	)	12/5/22	7,041
Goldman Sachs International	CLF	89	CLP	2,397,537	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.99% (pays semi-annually	)	1/4/23	15,851

									$(333,494)

									$(5,921,737)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Abbreviations:

ARPP7DRR	-	Argentina Central Bank 7-day Repo Reference Rate

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AED	-	United Arab Emirates Dirham

ALL	-	Albanian Lek

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BHD	-	Bahraini Dinar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CLF	-	Chilean Unidad de Fomento

CLP	-	Chilean Peso

46

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee

MAD	-	Moroccan Dirham

MXN	-	Mexican Peso

NGN	-	Nigerian Naira

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

QAR	-	Qatari Riyal

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

UAH	-	Ukrainian Hryvnia

UGX	-	Ugandan Shilling

USD	-	United States Dollar

UYU	-	Uruguayan Peso

XOF	-	West African CFA Franc

ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2018 were $31,168,438 or 0.6% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into options on equity indices and equity index futures contracts to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, forward volatility agreements, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

47

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$—	$(19,376,093)

Total		$—	$(19,376,093)

Credit	Credit Default Swaps	$6,740,655	$(4,741,588)
Credit	Credit Default Swaps (Centrally Cleared)*	70,225	(15,566,270)

Total		$6,810,880	$(20,307,858)

Equity Price	Futures Contracts*	$725,314	$—
Equity Price	Options Purchased	3,181,949	—

Total		$3,907,263	$—

Foreign Exchange	Cross-Currency Swaps	$—	$(5,588,243)
Foreign Exchange	Currency Options Purchased	2,070,474	—
Foreign Exchange	Currency Options Written	—	(124,590)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	79,038,723	(172,411,397)
Foreign Exchange	Forward Volatility Agreements	27,233	(1,372,907)
Foreign Exchange	Total Return Swaps	13,598	—

Total		$81,150,028	$(179,497,137)

Interest Rate	Cross-Currency Swaps	$72,098	$(405,592)
Interest Rate	Futures Contracts*	7,828,737	—
Interest Rate	Inflation Swaps (Centrally Cleared)	3,030,081	(2,198,502)
Interest Rate	Interest Rate Swaps	5,097,199	(8,068,635)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	17,500,445	(42,073,671)

Total		$33,528,560	$(52,746,400)

*	For futures contracts and centrally cleared credit default swap contracts, amount represents cumulative unrealized appreciation or (depreciation).

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2018 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount		Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
JPMorgan Chase Bank, N.A.	1/19/18	On Demand	1.85%	AUD	84,068,213	$67,773,548	$69,129,379
Nomura International PLC	10/24/17	On Demand	1.97	AUD	34,574,302	28,003,409	28,568,849

Total						$95,776,957	$97,698,228

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

AUD - Australian Dollar

At January 31, 2018, the remaining contractual maturity of all reverse repurchase agreements was overnight and continuous. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2018. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2018.

48

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$2,849,935,621	$—	$2,849,935,621
Foreign Corporate Bonds	—	123,411,873	—	123,411,873
Sovereign Loans (Less Unfunded Loan Commitments)	—	113,616,900	—	113,616,900
Credit Linked Notes (CLN)	—	2,126,250	—	2,126,250
Corporate Bonds & Notes	—	536,652	—	536,652
Collateralized Mortgage Obligations	—	407,261,477	—	407,261,477
Mortgage Pass-Throughs	—	190,710,831	—	190,710,831
U.S. Treasury Obligations	—	96,320,416	—	96,320,416
Small Business Administration Loans (Interest Only)	—	23,540,473	—	23,540,473
Common Stocks	83,062,578	177,588,904 *	—	260,651,482
Rights	—	18,542	—	18,542
Short-Term Investments —
Foreign Government Securities	—	1,062,040,315	—	1,062,040,315
U.S. Treasury Obligations	—	98,740,005	—	98,740,005
Other	—	415,321,161	—	415,321,161
Currency Options Purchased	—	2,070,474	—	2,070,474
Call Options Purchased	—	3,181,949	—	3,181,949
Total Investments	$83,062,578	$5,566,421,843	$—	$5,649,484,421
Forward Foreign Currency Exchange Contracts	$—	$79,038,723	$—	$79,038,723
Forward Volatility Agreements	—	27,233	—	27,233
Futures Contracts	7,828,737	725,314	—	8,554,051
Swap Contracts	—	36,812,402	—	36,812,402
Total	$90,891,315	$5,683,025,515	$—	$5,773,916,830

Liability Description
Currency Options Written	$—	$(124,590)	$—	$(124,590)
Forward Foreign Currency Exchange Contracts	—	(172,411,397)	—	(172,411,397)
Forward Volatility Agreements	—	(1,372,907)	—	(1,372,907)
Futures Contracts	(19,376,093)	—	—	(19,376,093)
Swap Contracts	—	(77,034,562)	—	(77,034,562)
Total	$(19,376,093)	$(250,943,456)	$—	$(270,319,549)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

49

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

Derivatives — Total return swaps are valued using valuations provided by a third party pricing service based on the value of the underlying index or instrument and reference interest rate.

Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

50

Eaton Vance

Global Macro Absolute Return Advantage Fund

January 31, 2018 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2018, the value of the Fund’s investment in the Portfolio was $4,257,852,548 and the Fund owned 89.4% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio

January 31, 2018

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 53.6%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.1%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	39,250	$54,809,996

Total Albania			$54,809,996

Australia — 3.0%
Australia Government Bond, 3.00%, 3/21/47(1)(2)	AUD	152,482	$113,500,151
Australia Government Bond, 3.25%, 6/21/39(1)(2)	AUD	34,500	27,764,093

Total Australia			$141,264,244

Barbados — 1.6%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	29,459	$22,204,721
Barbados Government International Bond, 7.00%, 8/4/22(1)	USD	29,435	24,689,784
Barbados Government International Bond, 7.25%, 12/15/21(1)	USD	30,909	27,199,920

Total Barbados			$74,094,425

Cyprus — 1.6%
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	53,850	$78,234,116

Total Cyprus			$78,234,116

Dominican Republic — 3.3%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	210,500	$4,664,464
Dominican Republic, 10.375%, 3/6/26(1)(2)	DOP	913,000	20,040,303
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,386,500	29,660,150
Dominican Republic, 11.375%, 7/6/29(1)	DOP	1,782,000	40,923,859
Dominican Republic, 12.00%, 3/5/32(1)	DOP	441,000	10,305,333
Dominican Republic, 14.00%, 6/8/18(1)	DOP	1,008,800	21,191,319
Dominican Republic, 15.00%, 4/5/19(1)	DOP	584,500	13,131,167
Dominican Republic, 15.00%, 4/5/19(3)	DOP	75,000	1,684,923
Dominican Republic, 15.95%, 6/4/21(1)	DOP	201,300	5,100,632
Dominican Republic, 16.00%, 7/10/20(1)	DOP	320,000	7,786,339
Dominican Republic, 16.95%, 2/4/22(1)	DOP	98,000	2,625,676

Total Dominican Republic			$157,114,165

El Salvador — 4.7%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,109	$4,139,817
Republic of El Salvador, 6.375%, 1/18/27(1)(2)	USD	17,931	18,401,689
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	27,000	29,767,500
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	40,167	44,355,615
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	33,712	39,358,760
Republic of El Salvador, 8.625%, 2/28/29(1)(2)	USD	75,465	89,048,700

Total El Salvador			$225,072,081

Georgia — 0.2%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	335	$133,698
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	4,325	1,736,934
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	1,969	877,211
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,632	1,177,543

Security	Principal Amount (000’s omitted)		Value
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	8,630	$3,480,017
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,998	921,403

Total Georgia			$8,326,806

Greece — 1.0%
Hellenic Republic Government Bond, 3.50%, 1/30/23(1)	EUR	8,522	$10,824,367
Hellenic Republic Government Bond, 4.375%, 8/1/22(1)(3)	EUR	27,818	36,742,782

Total Greece			$47,567,149

Iceland — 2.4%
Republic of Iceland, 5.00%, 11/15/28	ISK	1,753,946	$17,152,954
Republic of Iceland, 6.25%, 2/5/20	ISK	72,674	746,731
Republic of Iceland, 6.50%, 1/24/31	ISK	5,991,265	66,983,378
Republic of Iceland, 7.25%, 10/26/22	ISK	552,876	6,050,481
Republic of Iceland, 8.00%, 6/12/25	ISK	1,937,677	22,799,489

Total Iceland			$113,733,033

India — 2.6%
India Government Bond, 6.68%, 9/17/31	INR	1,553,000	$22,391,426
India Government Bond, 6.79%, 5/15/27	INR	3,896,000	58,026,151
India Government Bond, 7.61%, 5/9/30	INR	2,828,000	43,982,589

Total India			$124,400,166

Kazakhstan — 0.2%
Kazakhstan Government International Bond, 9.60%, 4/3/21	KZT	2,974,820	$9,505,984

Total Kazakhstan			$9,505,984

Macedonia — 5.8%
Republic of Macedonia, 2.75%, 1/18/25(1)	EUR	37,210	$46,746,898
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	95,427	128,702,552
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	53,708	73,949,397
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	16,719	24,578,463

Total Macedonia			$273,977,310

New Zealand — 5.5%
New Zealand Government Bond, 2.00%, 9/20/25(1)(4)	NZD	50,297	$38,672,298
New Zealand Government Bond, 2.50%, 9/20/35(1)(4)	NZD	102,953	83,818,233
New Zealand Government Bond, 2.50%, 9/20/40(4)	NZD	103,978	83,002,919
New Zealand Government Bond, 3.00%, 9/20/30(1)(4)	NZD	66,924	57,139,291

Total New Zealand			$262,632,741

Serbia — 10.9%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	20,863,180	$234,118,211
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	1,964,380	21,103,359
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,665,610	20,604,329
Serbia Treasury Bond, 10.00%, 9/11/21	RSD	2,364,370	29,547,473
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	12,091,930	153,541,041
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	4,493,850	61,223,324

Total Serbia			$520,137,737

Sri Lanka — 6.8%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	6,287,550	$40,678,111
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	120,000	763,312
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	368,000	2,373,701
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,088,000	13,552,642
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	2,866,000	18,458,026

Security	Principal Amount (000’s omitted)		Value
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,452,740	$15,952,726
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,369,000	8,910,063
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,176,900	14,434,314
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	4,623,500	30,789,102
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	596,930	3,959,746
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,720,000	11,430,217
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,512,000	10,189,019
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	5,632,720	38,413,230
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	991,000	6,875,361
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	100,000	696,881
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	4,723,870	32,900,746
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	515,580	3,546,206
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	704,000	4,908,285
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	692,000	4,842,310
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	3,650,000	25,370,481
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	1,823,000	12,725,907
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	3,105,000	22,312,765

Total Sri Lanka			$324,083,151

Suriname — 0.3%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	11,283	$11,959,980

Total Suriname			$11,959,980

Thailand — 1.7%
Thailand Government Bond, 1.25%, 3/12/28(1)(4)	THB	2,593,998	$81,121,858

Total Thailand			$81,121,858

Turkey — 0.9%
Republic of Turkey, 6.00%, 3/25/27	USD	42,000	$44,212,560

Total Turkey			$44,212,560

Total Foreign Government Bonds (identified cost $2,347,787,224)			$2,552,247,502

Foreign Corporate Bonds — 1.7%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.4%
Banco Hipotecario SA, 23.708%, (Badlar + 2.50%), 1/12/20(1)(5)	ARS	165,870	$8,329,656
YPF SA, 27.125%, (Badlar + 4.00%), 7/7/20(1)(5)	USD	10,071	8,976,987

Total Argentina			$17,306,643

Ecuador — 0.8%
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 7.316%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(5)	USD	5,224	$5,367,498
Petroamazonas EP, 4.625%, 2/16/20(1)	USD	11,600	11,449,200
Petroamazonas EP, 4.625%, 11/6/20(1)	USD	22,000	21,248,370

Total Ecuador			$38,065,068

Georgia — 0.2%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	16,810	$6,749,265
Bank of Georgia JSC, 11.00%, 6/1/20(1)	GEL	4,030	1,631,149

Total Georgia			$8,380,414

Security	Principal Amount (000’s omitted)		Value
Honduras — 0.3%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	13,133	$13,592,655

Total Honduras			$13,592,655

Indonesia — 0.0%(6)
Jasa Marga (Persero) Tbk PT, 7.50%, 12/11/20(1)	IDR	27,880,000	$2,114,753

Total Indonesia			$2,114,753

Total Foreign Corporate Bonds (identified cost $83,399,025)			$79,459,533

Sovereign Loans — 2.6%

Borrower	Principal Amount (000’s omitted)		Value
Barbados — 0.4%
Government of Barbados, Term Loan, 11.78%, (6 mo. USD LIBOR + 10.00%), Maturing December 20, 2019(5)(7)		$21,920	$21,792,382

Total Barbados			$21,792,382

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.21%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(5)(7)		$8,622	$8,479,964

Total Ethiopia			$8,479,964

Iceland — 0.8%
Almenna Leigufelagid EHF, Term Loan, 6.75%, Maturing January 25, 2028(8)(9)	ISK	4,000,000	$39,491,021

Total Iceland			$39,491,021

Kenya — 0.1%
Government of Kenya, Term Loan, 6.53%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(5)		$3,134	$3,134,000

Total Kenya			$3,134,000

Tanzania — 1.1%
Government of the United Republic of Tanzania, Term Loan, 7.03%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(5)		$50,800	$51,782,218

Total Tanzania			$51,782,218

Total Sovereign Loans (identified cost $123,423,632)			$124,679,585

Credit Linked Notes (CLN) — 0.1%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.1%
Desarrolladora Energética S.A. (Deutsche Bank AG), 9.50%, 7/27/20(3)(10)	USD	3,000	$3,037,500

Total Argentina			$3,037,500

Total Credit Linked Notes (CLN) (identified cost $3,037,576)			$3,037,500

Collateralized Mortgage Obligations — 5.0%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 350, Class F2, 1.711%, (1 mo. USD LIBOR + 0.35%), 9/15/40(5)	$6,904	$6,892,938
Series 2770, (Interest Only), Class SH, 5.541%, (7.10% - 1 mo. USD LIBOR), 3/15/34(11)(12)	1,993	358,471
Series 4691, Class FA, 1.91%, (1 mo. USD LIBOR + 0.35%), 6/15/47(5)	2,870	2,868,844
Series 4707, Class LF, 1.91%, (1 mo. USD LIBOR + 0.35%), 8/15/47(5)	16,714	16,710,339
Series 4748, Class FG, 1.86%, (1 mo. USD LIBOR + 0.30%), 1/15/48(5)	8,912	8,834,225
Series 4748, Class HF, 1.86%, (1 mo. USD LIBOR + 0.30%), 1/15/48(5)	6,484	6,462,862
Series 4751, Class EF, 1.81%, (1 mo. USD LIBOR + 0.25%), 5/15/41(5)	16,614	16,611,462
Series 4752, Class PF, 1.86%, (1 mo. USD LIBOR + 0.30%), 11/15/47(5)	35,325	35,037,407

		$93,776,548

Federal National Mortgage Association:
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(12)	$365	$11,286
Series 2010-109, (Interest Only), Class PS, 5.039%, (6.60% - 1 mo. USD LIBOR), 10/25/40(11)(12)	4,780	777,069
Series 2017-54, Class FB, 1.661%, (1 mo. USD LIBOR + 0.30%), 7/25/47(5)	11,743	11,742,410
Series 2017-68, Class AF, 1.661%, (1 mo. USD LIBOR + 0.30%), 9/25/47(5)	12,505	12,498,117
Series 2017-104, Class FB, 1.911%, (1 mo. USD LIBOR + 0.35%), 1/25/48(5)	13,185	13,117,689

		$38,146,571

Government National Mortgage Association:
Series 2016-122, Class BF, 1.868%, (1 mo. USD LIBOR + 0.30%), 9/20/46(5)	$5,448	$5,439,116
Series 2016-160, Class CF, 1.868%, (1 mo. USD LIBOR + 0.30%), 11/20/46(5)	4,067	4,060,558
Series 2017-117, Class EF, 1.868%, (1 mo. USD LIBOR + 0.30%), 8/20/47(5)	4,601	4,592,992
Series 2017-163, Class GF, 1.868%, (1 mo. USD LIBOR + 0.30%), 11/20/47(5)	4,120	4,113,380
Series 2017-174, Class AF, 1.848%, (1 mo. USD LIBOR + 0.28%), 1/20/43(5)	22,046	22,027,324
Series 2017-188, Class FA, 1.848%, (1 mo. USD LIBOR + 0.28%), 9/20/43(5)	23,180	23,167,733
Series 2018-7, Class F, 1.864%, (1 mo. USD LIBOR + 0.30%), 1/20/48(5)	11,570	11,584,470
Series 2018-11, Class FA, 1.854%, (1 mo. USD LIBOR + 0.30%), 1/20/48(5)	23,450	23,451,687
Series 2017-182, Class FN, 1.86%, (1 mo. USD LIBOR + 0.30%), 12/16/47(5)	6,424	6,424,925

		$104,862,185

Total Collateralized Mortgage Obligations (identified cost $236,954,609)		$236,785,304

Small Business Administration Loans (Interest Only)(13) — 0.9%

Security	Principal Amount (000’s omitted)	Value
2.803%, 10/1/40	$140,954	$18,844,832
2.112%, 5/3/41	56,460	5,642,426
3.054%, 11/26/39	141,228	19,989,029

Total Small Business Administration Loans (Interest Only) (identified cost $44,031,554)		$44,476,287

Common Stocks — 8.1%

Security	Shares	Value
Cyprus — 0.4%
Bank of Cyprus Holdings PLC(14)(15)	6,006,511	$17,901,744
Bank of Cyprus Holdings PLC(14)(15)	1,075,268	3,209,427

Total Cyprus		$21,111,171

Iceland — 2.9%
Eik Fasteignafelag HF	99,681,305	$10,214,570
Eimskipafelag Islands HF	5,748,470	13,811,426
Hagar HF	42,026,855	17,268,160
Icelandair Group HF	58,113,000	9,423,886
Marel HF	200,910	699,582
Marel HF	348,011	1,211,575
N1 HF	4,045,400	5,131,458
Reginn HF(14)	51,276,538	13,442,141
Reitir Fasteignafelag HF	26,556,213	24,068,756
Siminn HF	422,659,340	17,744,838
Sjova-Almennar Tryggingar HF	54,050,814	9,356,655
Tryggingamidstodin HF	851,393	290,702
Tryggingamidstodin HF	15,691,429	5,354,584
Vatryggingafelag Islands HF	65,137,096	7,893,049

Total Iceland		$135,911,382

Japan — 1.3%
Mitsubishi UFJ Financial Group, Inc.	3,242,000	$24,513,952
Mizuho Financial Group, Inc.	5,820,600	11,034,413
Resona Holdings, Inc.	728,000	4,408,706
Sumitomo Mitsui Financial Group, Inc.	331,000	14,906,901
Sumitomo Mitsui Trust Holdings, Inc.	161,000	6,703,864

Total Japan		$61,567,836

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.	43,491,266	$16,688,837

Total Singapore		$16,688,837

South Korea — 1.0%
AMOREPACIFIC Corp.	2,100	$588,361
AMOREPACIFIC Group	4,795	636,709
Coway Co., Ltd.	4,334	386,117
Hana Financial Group, Inc.	21,300	1,037,947
Hankook Tire Co., Ltd.	7,305	365,862
Hyundai Heavy Industries Co., Ltd.(14)	3,633	471,936
Hyundai Mobis Co., Ltd.	5,080	1,177,908
Hyundai Motor Co.	16,788	2,549,715
Hyundai Steel Co.	6,831	363,950
Industrial Bank of Korea	32,753	510,350
Kangwon Land, Inc.	16,200	491,892
KB Financial Group, Inc.	38,131	2,397,981
Kia Motors Corp.	16,500	534,996
Korea Electric Power Corp.	21,500	719,214
Korea Zinc Co., Ltd.	1,431	690,183
KT&G Corp.	12,410	1,237,628
LG Chem, Ltd.	4,000	1,617,880
LG Corp.	8,624	719,249

Security	Shares	Value
LG Display Co., Ltd.	19,684	$591,258
LG Electronics, Inc.	8,600	824,961
LG Household & Health Care, Ltd.	727	800,637
Lotte Chemical Corp.	1,700	668,305
Lotte Corp.(14)	2,102	137,359
Lotte Shopping Co., Ltd.	1,640	370,228
Naver Corp.	4,625	3,939,620
POSCO	5,000	1,783,429
S-Oil Corp.	6,100	702,627
Samsung Biologics Co., Ltd.(3)(14)	3,300	1,346,698
Samsung C&T Corp.	7,800	1,036,979
Samsung Electronics Co., Ltd.	3,419	7,991,324
Samsung Fire & Marine Insurance Co., Ltd.	2,300	622,027
Samsung Life Insurance Co., Ltd.	9,200	1,111,183
Samsung SDI Co., Ltd.	4,297	792,090
Samsung SDS Co., Ltd.	4,524	1,086,082
Shinhan Financial Group Co., Ltd.	30,344	1,506,456
SK Holdings Co., Ltd.	2,500	745,303
SK Hynix, Inc.	51,041	3,503,696
SK Innovation Co., Ltd.	3,677	704,119
SK Telecom Co., Ltd.	4,000	993,289
Woori Bank	45,755	721,387

Total South Korea		$48,476,935

Turkey — 1.0%
Akbank Turk AS	5,103,800	$14,793,010
Turkiye Garanti Bankasi AS	4,657,800	15,194,182
Turkiye Is Bankasi AS, Class C	7,170,100	15,320,751

Total Turkey		$45,307,943

Vietnam — 1.2%
Bank for Foreign Trade of Vietnam JSC	1,239,000	$3,634,261
Bank for Investment and Development of Vietnam JSC	683,300	1,030,973
Bao Viet Holdings	231,400	835,021
Binh Minh Plastics JSC	373,740	1,402,179
Coteccons Construction JSC	194,400	1,722,396
Danang Rubber JSC	97,400	114,633
Domesco Medical Import Export JSC	195,910	871,265
FPT Corp.	26,960	74,831
HA TIEN 1 Cement JSC	324,100	230,877
Hoa Phat Group JSC(14)	1,276,000	3,500,313
Hoa Sen Group	207,800	238,262
KIDO Group Corp.	545,700	1,069,836
Kinh Bac City Development Share Holding Corp.(14)	758,700	469,791
Masan Group Corp.	1,399,400	5,645,048
Mobile World Investment Corp.	279,000	1,544,121
PetroVietnam Drilling & Well Services JSC(14)	382,700	462,536
PetroVietnam Fertilizer & Chemical JSC	565,200	607,488
PetroVietnam Gas JSC	241,800	1,324,976
PetroVietnam Nhon Trach 2 Power JSC	1,291,300	1,877,578
PetroVietnam Technical Services Corp.	925,300	1,121,431
Pha Lai Thermal Power JSC	321,900	289,892
Refrigeration Electrical Engineering Corp.	703,160	1,319,937
Saigon - Hanoi Commercial Joint Stock Bank(14)	1,413,302	806,891
Saigon Securities, Inc.	978,100	1,468,074
Saigon Thuong Tin Commercial JSB(14)	2,163,900	1,544,414

Security	Shares		Value
Tan Tao Investment & Industry JSC(14)		1,576,300	$235,055
Viet Capital Securities JSC(14)		486,100	1,927,062
Vietnam Construction and Import-Export JSC		458,800	515,617
Vietnam Dairy Products JSC		667,000	5,974,978
Vietnam Joint Stock Commercial Bank for Industry and Trade		216,000	258,612
Vietnam Prosperity JSC Bank(14)		1,144,060	2,681,460
Vingroup JSC(14)		3,082,400	11,610,853

Total Vietnam			$56,410,661

Total Common Stocks (identified cost $342,518,844)			$385,474,765

Rights — 0.0%(6)

Security	Shares		Value
Hyundai Heavy Industries Co., Ltd., Exp. 3/9/18(14)		641	$19,809

Total Rights (identified cost $0)			$19,809

Warrants — 0.0%(6)

Security	Shares		Value
Almenna Leigufelagid EHF, Exp. 1/25/22, Strike ISK 10.95(8)(14)		22,753,484	$137,723

Total Warrants (identified cost $0)			$137,723

Short-Term Investments — 35.1%

Foreign Government Securities — 12.4%

Security	Principal Amount (000’s omitted)		Value
Argentina — 1.1%
Banco Central Del Argentina, 0.00%, 3/21/18	ARS	314,470	$15,485,265
Banco Central Del Argentina, 0.00%, 4/18/18	ARS	660,310	31,867,903
Banco Central Del Argentina, 0.00%, 5/16/18	ARS	112,400	5,330,914

Total Argentina			$52,684,082

Egypt — 6.4%
Egypt Treasury Bill, 0.00%, 2/6/18	EGP	86,625	$4,909,980
Egypt Treasury Bill, 0.00%, 2/13/18	EGP	112,975	6,356,347
Egypt Treasury Bill, 0.00%, 2/20/18	EGP	71,575	4,032,153
Egypt Treasury Bill, 0.00%, 3/6/18	EGP	407,975	22,823,568
Egypt Treasury Bill, 0.00%, 3/13/18	EGP	266,875	14,878,855
Egypt Treasury Bill, 0.00%, 3/20/18	EGP	48,750	2,708,725
Egypt Treasury Bill, 0.00%, 3/27/18	EGP	49,650	2,737,160
Egypt Treasury Bill, 0.00%, 4/3/18	EGP	139,800	7,716,192
Egypt Treasury Bill, 0.00%, 4/10/18	EGP	491,750	27,122,769
Egypt Treasury Bill, 0.00%, 4/17/18	EGP	783,000	43,047,531
Egypt Treasury Bill, 0.00%, 4/24/18	EGP	716,350	38,971,509
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	490,725	26,609,605

Security	Principal Amount (000’s omitted)		Value
Egypt Treasury Bill, 0.00%, 5/8/18	EGP	78,200	$4,257,972
Egypt Treasury Bill, 0.00%, 5/15/18	EGP	264,450	14,247,356
Egypt Treasury Bill, 0.00%, 5/22/18	EGP	262,350	14,088,982
Egypt Treasury Bill, 0.00%, 5/29/18	EGP	202,000	10,813,463
Egypt Treasury Bill, 0.00%, 6/5/18	EGP	289,400	15,443,079
Egypt Treasury Bill, 0.00%, 7/17/18	EGP	442,875	23,246,148
Egypt Treasury Bill, 0.00%, 7/24/18	EGP	386,450	20,178,445

Total Egypt			$304,189,839

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	420	$168,303
Georgia Treasury Bill, 0.00%, 4/5/18	GEL	7,800	3,086,862
Georgia Treasury Bill, 0.00%, 5/3/18	GEL	1,562	614,783
Georgia Treasury Bill, 0.00%, 5/10/18	GEL	870	341,933
Georgia Treasury Bill, 0.00%, 6/14/18	GEL	186	72,607
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	7,625	2,956,024

Total Georgia			$7,240,512

Kazakhstan — 0.7%
National Bank of Kazakhstan Note, 0.00%, 7/27/18	KZT	11,697,938	$34,728,414

Total Kazakhstan			$34,728,414

Nigeria — 4.1%
Nigeria Treasury Bill, 0.00%, 3/15/18	NGN	619,410	$1,688,204
Nigeria Treasury Bill, 0.00%, 4/5/18	NGN	3,448,850	9,320,823
Nigeria Treasury Bill, 0.00%, 4/12/18	NGN	5,632,625	15,185,276
Nigeria Treasury Bill, 0.00%, 4/19/18	NGN	3,097,070	8,329,407
Nigeria Treasury Bill, 0.00%, 5/3/18	NGN	9,455,510	25,285,278
Nigeria Treasury Bill, 0.00%, 6/7/18	NGN	1,558,159	4,105,540
Nigeria Treasury Bill, 0.00%, 6/14/18	NGN	3,635,710	9,550,486
Nigeria Treasury Bill, 0.00%, 6/21/18	NGN	5,713,240	14,961,812
Nigeria Treasury Bill, 0.00%, 6/28/18	NGN	2,465,978	6,437,903
Nigeria Treasury Bill, 0.00%, 7/5/18	NGN	3,397,580	8,842,324
Nigeria Treasury Bill, 0.00%, 7/12/18	NGN	1,235,480	3,206,413
Nigeria Treasury Bill, 0.00%, 7/19/18	NGN	1,399,450	3,621,835
Nigeria Treasury Bill, 0.00%, 8/9/18	NGN	4,931,953	12,657,830
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	334,800	856,875
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	1,758,360	4,453,977
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	5,178,361	13,073,836
Nigeria Treasury Bill, 0.00%, 9/27/18	NGN	3,685,257	9,276,164
Nigeria Treasury Bill, 0.00%, 10/4/18	NGN	1,752,191	4,401,611
Nigeria Treasury Bill, 0.00%, 10/11/18	NGN	2,675,000	6,669,309
Nigeria Treasury Bill, 0.00%, 10/18/18	NGN	1,001,251	2,501,329
Nigeria Treasury Bill, 0.00%, 11/1/18	NGN	4,973,247	12,355,757
Nigeria Treasury Bill, 0.00%, 1/17/19	NGN	7,509,386	18,106,086

Total Nigeria			$194,888,075

Total Foreign Government Securities (identified cost $592,629,648)			$593,730,922

U.S. Treasury Obligations — 14.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/1/18(16)	$100,000	$100,000,000
U.S. Treasury Bill, 0.00%, 2/15/18(16)	100,000	99,953,187
U.S. Treasury Bill, 0.00%, 2/22/18(16)	100,000	99,930,583
U.S. Treasury Bill, 0.00%, 3/1/18(16)	47,000	46,949,417
U.S. Treasury Bill, 0.00%, 3/8/18	100,000	99,870,451
U.S. Treasury Bill, 0.00%, 3/15/18	100,000	99,846,100
U.S. Treasury Bill, 0.00%, 5/3/18(16)	29,000	28,894,623
U.S. Treasury Bill, 0.00%, 5/24/18(16)	100,000	99,545,778

Total U.S. Treasury Obligations (identified cost $674,971,573)		$674,990,139

Other — 8.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(17)	404,778,005	$404,818,483

Total Other (identified cost $404,774,266)		$404,818,483

Total Short-Term Investments (identified cost $1,672,375,487)		$1,673,539,544

Total Purchased Options — 0.1% (identified cost $14,798,385)		$4,677,991

Total Investments — 107.2% (identified cost $4,868,326,336)		$5,104,535,543

Total Written Options — (0.0)%(6) (premiums received $3,086,980)		$(20,488)

Other Assets, Less Liabilities — (7.2)%		$(341,955,431)

Net Assets — 100.0%		$4,762,559,624

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $1,395,870,491 or 29.3% of the Portfolio’s net assets.

(2)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $42,811,903 or 0.9% of the Portfolio’s net assets.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(6)	Amount is less than 0.05% or (0.05)%, as applicable.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(9)	Fixed-rate loan.

(10)	Security whose performance, including redemption at maturity, is linked to the price of the underlying security. The investment is subject to credit risk of the issuing financial institution (Deutsche Bank AG) in addition to the market risk of the underlying security.

(11)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2018.

(12)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(13)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(14)	Non-income producing security.

(15)	Securities are traded on separate exchanges for the same entity.

(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(17)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $1,923,210.

Currency Options Purchased — 0.0%(6)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put CNH/Call USD	Bank of America, N.A.	USD	170,000,000	CNH	7.40	11/12/18	$170,000
Put CNH/Call USD	BNP Paribas	USD	40,800,000	CNH	7.12	3/8/18	938
Put CNH/Call USD	BNP Paribas	USD	94,000,000	CNH	7.06	3/27/18	12,596
Put CNH/Call USD	Citibank, N.A.	USD	156,110,000	CNH	6.69	4/24/18	102,252
Put CNH/Call USD	Citibank, N.A.	USD	104,000,000	CNH	6.65	4/26/18	95,680
Put CNH/Call USD	Citibank, N.A.	USD	182,000,000	CNH	6.85	7/23/18	268,268
Put CNH/Call USD	Citibank, N.A.	USD	171,500,000	CNH	7.45	11/9/18	152,292
Put CNH/Call USD	Deutsche Bank AG	USD	23,400,000	CNH	7.15	3/12/18	655
Put CNH/Call USD	Deutsche Bank AG	USD	38,410,000	CNH	7.40	11/12/18	38,410
Put CNH/Call USD	Goldman Sachs International	USD	47,000,000	CNH	7.06	3/27/18	6,298
Put CNH/Call USD	Goldman Sachs International	USD	120,200,000	CNH	7.40	11/12/18	120,200
Put CNH/Call USD	JPMorgan Chase Bank, N.A.	USD	156,760,000	CNH	7.45	11/9/18	139,203
Put CNH/Call USD	Standard Chartered Bank	USD	178,400,000	CNH	6.69	4/23/18	111,678
Put EUR/Call USD	BNP Paribas	USD	103,555,000	USD	0.88	2/28/22	399,412
Put EUR/Call USD	Goldman Sachs International	USD	103,630,000	USD	0.87	2/24/22	398,872

Total							$2,016,754

Call Options Purchased — 0.1%

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
FTSE 100 Index	Goldman Sachs International	1,661	GBP 12,513,227	GBP 6,275.00	2/15/22	$2,661,237

Total						$2,661,237

Currency Options Written — (0.0)%(6)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD	40,800,000	CNH	7.12	3/8/18	$(938)
Put CNH/Call USD	BNP Paribas	USD	94,000,000	CNH	7.06	3/27/18	(12,596)
Put CNH/Call USD	Deutsche Bank AG	USD	11,600,000	CNH	7.15	3/12/18	(325)
Put CNH/Call USD	Deutsche Bank AG	USD	11,800,000	CNH	7.15	3/12/18	(331)
Put CNH/Call USD	Goldman Sachs International	USD	17,600,000	CNH	7.06	3/27/18	(2,358)
Put CNH/Call USD	Goldman Sachs International	USD	29,400,000	CNH	7.06	3/27/18	(3,940)

Total							$(20,488)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
COP	45,203,984,000	USD	14,807,627	BNP Paribas	2/1/18	$1,120,514	$—
COP	62,241,800,000	USD	20,539,137	Citibank, N.A.	2/1/18	1,392,473	—
COP	107,445,784,000	USD	37,777,952	Deutsche Bank AG	2/1/18	81,799	—
EUR	102,680,238	USD	127,118,134	Goldman Sachs International	2/1/18	364,484	—
EUR	149,510,349	USD	185,564,770	Goldman Sachs International	2/1/18	59,760	—
EUR	36,630,268	USD	45,463,657	Goldman Sachs International	2/1/18	14,641	—
EUR	23,395,105	USD	29,036,835	Goldman Sachs International	2/1/18	9,351	—
EUR	3,424,000	USD	4,249,698	Goldman Sachs International	2/1/18	1,369	—
EUR	3,113,830	USD	3,864,730	Goldman Sachs International	2/1/18	1,245	—
EUR	550,460	USD	683,203	Goldman Sachs International	2/1/18	220	—
EUR	113,943,775	USD	141,540,957	Goldman Sachs International	2/1/18	—	(74,097)
EUR	4,978,300	USD	6,180,559	Standard Chartered Bank	2/1/18	247	—
EUR	2,856,709	USD	3,557,174	Standard Chartered Bank	2/1/18	—	(10,428)
ILS	40,747,100	USD	11,996,724	Standard Chartered Bank	2/1/18	—	(80,799)
NGN	2,411,580,658	USD	6,717,495	ICBC Standard Bank plc	2/1/18	—	(37,216)
TRY	16,871,251	USD	4,468,836	Standard Chartered Bank	2/1/18	22,260	—
USD	15,893,727	COP	45,203,984,000	BNP Paribas	2/1/18	—	(34,414)
USD	21,884,225	COP	62,241,800,000	Citibank, N.A.	2/1/18	—	(47,385)
USD	37,700,275	COP	107,445,784,000	Deutsche Bank AG	2/1/18	—	(159,476)
USD	650,286	EUR	550,460	Goldman Sachs International	2/1/18	—	(33,138)
USD	127,441,577	EUR	102,680,238	Goldman Sachs International	2/1/18	—	(41,042)
USD	141,421,316	EUR	113,943,775	Goldman Sachs International	2/1/18	—	(45,544)
USD	3,685,782	EUR	3,113,830	Goldman Sachs International	2/1/18	—	(180,193)
USD	4,057,491	EUR	3,424,000	Goldman Sachs International	2/1/18	—	(193,575)
USD	44,861,822	EUR	36,630,268	Goldman Sachs International	2/1/18	—	(616,477)
USD	27,706,367	EUR	23,395,105	Goldman Sachs International	2/1/18	—	(1,339,819)
USD	176,795,988	EUR	149,510,349	Goldman Sachs International	2/1/18	—	(8,828,542)
USD	6,182,402	EUR	4,978,300	Standard Chartered Bank	2/1/18	1,595	—
USD	5,534,505	IDR	74,201,108,772	Standard Chartered Bank	2/1/18	—	(7,647)
USD	11,987,967	ILS	40,747,100	Goldman Sachs International	2/1/18	72,042	—
AUD	22,210,000	USD	16,961,555	JPMorgan Chase Bank, N.A.	2/2/18	935,259	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	19,440,000	USD	15,483,157	Standard Chartered Bank	2/2/18	$181,591	$—
EUR	3,467,312	HUF	1,084,000,000	BNP Paribas	2/2/18	—	(31,264)
EUR	60,947,986	HUF	18,945,072,000	BNP Paribas	2/2/18	—	(112,153)
EUR	1,469,553	HUF	456,211,716	Standard Chartered Bank	2/2/18	—	(367)
EUR	8,887,372	HUF	2,760,058,204	Standard Chartered Bank	2/2/18	—	(6,384)
EUR	8,869,082	PLN	36,815,559	Bank of America, N.A.	2/2/18	6,576	—
EUR	73,606,652	PLN	305,467,607	Goldman Sachs International	2/2/18	76,576	—
HUF	2,884,333,425	EUR	9,299,202	Credit Agricole Corporate and Investment Bank	2/2/18	—	(7,811)
HUF	20,361,008,495	EUR	65,617,172	Goldman Sachs International	2/2/18	—	(20,992)
KRW	1,727,500,000	USD	1,612,979	BNP Paribas	2/2/18	4,758	—
KRW	1,828,400,000	USD	1,709,632	BNP Paribas	2/2/18	2,594	—
KRW	15,633,400,000	USD	14,597,012	Goldman Sachs International	2/2/18	43,059	—
KRW	99,909,000,000	USD	93,416,550	Nomura International PLC	2/2/18	144,344	—
KRW	51,195,000,000	USD	47,801,120	UBS AG	2/2/18	141,006	—
KRW	20,552,600,000	USD	19,190,103	UBS AG	2/2/18	56,608	—
KRW	12,628,900,000	USD	11,791,690	UBS AG	2/2/18	34,784	—
NZD	64,450,000	USD	47,834,983	Australia and New Zealand Banking Group Limited	2/2/18	—	(338,550)
PHP	355,080,000	USD	6,996,650	BNP Paribas	2/2/18	—	(75,013)
PHP	640,700,000	USD	12,276,298	Deutsche Bank AG	2/2/18	212,981	—
PHP	1,341,700,000	USD	25,645,339	Nomura International PLC	2/2/18	508,658	—
PHP	636,600,000	USD	12,186,648	Nomura International PLC	2/2/18	222,709	—
PHP	314,200,000	USD	5,994,753	UBS AG	2/2/18	130,003	—
PLN	317,190,000	EUR	74,401,858	BNP Paribas	2/2/18	2,440,170	—
PLN	867,797	EUR	209,281	Standard Chartered Bank	2/2/18	—	(432)
PLN	24,225,369	EUR	5,839,917	Standard Chartered Bank	2/2/18	—	(9,151)
RUB	7,502,100,000	USD	127,104,257	Credit Suisse International	2/2/18	6,353,958	—
USD	33,744,830	AUD	41,650,000	Australia and New Zealand Banking Group Limited	2/2/18	183,267	—
USD	1,707,190	KRW	1,828,400,000	BNP Paribas	2/2/18	—	(5,036)
USD	1,535,719	KRW	1,727,500,000	BNP Paribas	2/2/18	—	(82,017)
USD	14,409,992	KRW	15,633,400,000	Goldman Sachs International	2/2/18	—	(230,079)
USD	93,285,714	KRW	99,909,000,000	Nomura International PLC	2/2/18	—	(275,179)
USD	11,235,676	KRW	12,628,900,000	UBS AG	2/2/18	—	(590,798)
USD	18,276,126	KRW	20,552,600,000	UBS AG	2/2/18	—	(970,585)
USD	45,547,153	KRW	51,195,000,000	UBS AG	2/2/18	—	(2,394,974)
USD	14,446,757	NZD	20,850,000	Goldman Sachs International	2/2/18	—	(918,653)
USD	29,758,744	NZD	43,600,000	JPMorgan Chase Bank, N.A.	2/2/18	—	(2,372,280)
USD	4,081,338	PHP	209,491,000	BNP Paribas	2/2/18	—	(2,307)
USD	18,294,095	PHP	938,670,000	JPMorgan Chase Bank, N.A.	2/2/18	—	(3,566)
USD	23,588,924	PHP	1,209,640,000	Nomura International PLC	2/2/18	9,196	—
USD	18,109,751	PHP	930,479,000	UBS AG	2/2/18	—	(28,241)
USD	76,190,834	RUB	4,264,401,000	Credit Suisse International	2/2/18	329,496	—
USD	57,324,699	RUB	3,237,699,000	Credit Suisse International	2/2/18	—	(272,178)
USD	15,336,083	UYU	435,100,000	HSBC Bank USA, N.A.	2/2/18	—	(541)
USD	15,312,335	UYU	435,100,000	HSBC Bank USA, N.A.	2/2/18	—	(24,288)
UYU	435,100,000	USD	14,705,286	HSBC Bank USA, N.A.	2/2/18	631,337	—
UYU	435,100,000	USD	15,336,083	HSBC Bank USA, N.A.	2/2/18	541	—
AED	148,012,500	USD	40,297,441	BNP Paribas	2/5/18	925	—
AED	148,012,500	USD	40,298,724	BNP Paribas	2/5/18	—	(359)
COP	99,869,066,000	USD	32,728,933	Standard Chartered Bank	2/5/18	2,455,496	—
EUR	5,262,111	HUF	1,637,000,000	Goldman Sachs International	2/5/18	—	(14,865)
KRW	12,675,000,000	USD	11,844,245	BNP Paribas	2/5/18	24,090	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PLN	21,120,000	EUR	4,962,074	Goldman Sachs International	2/5/18	$151,462	$—
SEK	258,571,000	EUR	26,512,761	Goldman Sachs International	2/5/18	—	(102,630)
USD	40,297,627	AED	148,012,500	BNP Paribas	2/5/18	—	(738)
USD	39,357,699	AED	148,012,500	BNP Paribas	2/5/18	—	(940,666)
USD	16,464,229	COP	46,643,162,000	BNP Paribas	2/5/18	31,583	—
USD	18,761,334	COP	53,225,904,000	Standard Chartered Bank	2/5/18	9,551	—
USD	11,312,924	KRW	12,675,000,000	BNP Paribas	2/5/18	—	(555,411)
USD	5,113,732	UYU	145,230,000	Citibank, N.A.	2/5/18	—	(2,702)
UYU	145,230,000	USD	4,901,782	HSBC Bank USA, N.A.	2/5/18	214,653	—
CZK	472,437,000	EUR	18,505,170	Deutsche Bank AG	2/6/18	230,326	—
EGP	215,000,000	USD	11,858,798	BNP Paribas	2/6/18	308,915	—
EUR	13,011,721	HUF	4,050,870,000	Goldman Sachs International	2/6/18	—	(48,778)
PLN	33,657,000	EUR	7,903,316	Goldman Sachs International	2/6/18	246,146	—
USD	23,309,353	CLP	14,742,000,000	BNP Paribas	2/6/18	—	(1,143,565)
USD	12,165,932	EGP	215,000,000	Citibank, N.A.	2/6/18	—	(1,780)
UYU	405,243,408	USD	13,662,960	Citibank, N.A.	2/6/18	611,200	—
EGP	215,000,000	USD	12,165,932	Citibank, N.A.	2/8/18	—	(1,563)
USD	26,238,617	AED	98,833,000	BNP Paribas	2/8/18	—	(670,228)
USD	47,079,217	AED	177,281,500	BNP Paribas	2/8/18	—	(1,188,472)
USD	3,261,031	EUR	2,763,000	Standard Chartered Bank	2/8/18	—	(170,674)
USD	12,810,947	EUR	10,826,000	Standard Chartered Bank	2/8/18	—	(635,173)
USD	12,354,793	EUR	10,477,000	Standard Chartered Bank	2/8/18	—	(657,862)
USD	25,700,669	EUR	21,663,100	Standard Chartered Bank	2/8/18	—	(1,205,359)
USD	25,224,312	EUR	21,300,000	Standard Chartered Bank	2/8/18	—	(1,230,737)
USD	50,839,086	EUR	43,070,831	Standard Chartered Bank	2/8/18	—	(2,655,795)
USD	68,268,869	EUR	57,804,028	Standard Chartered Bank	2/8/18	—	(3,524,953)
ARS	221,094,700	USD	11,923,673	BNP Paribas	2/9/18	—	(703,439)
AUD	120,870,000	USD	91,981,466	Standard Chartered Bank	2/9/18	5,410,724	—
AUD	67,250,000	USD	51,309,733	Standard Chartered Bank	2/9/18	2,877,616	—
ILS	562,273,000	USD	160,571,437	Goldman Sachs International	2/9/18	3,907,051	—
ILS	126,562,470	USD	36,107,689	Goldman Sachs International	2/9/18	914,902	—
ILS	21,294,900	USD	6,029,518	Goldman Sachs International	2/9/18	199,757	—
ILS	22,147,530	USD	6,306,677	Goldman Sachs International	2/9/18	172,013	—
ILS	22,469,000	USD	6,411,270	Goldman Sachs International	2/9/18	161,458	—
ILS	10,000,000	USD	2,830,376	Goldman Sachs International	2/9/18	94,867	—
ILS	17,241,000	USD	4,992,327	Goldman Sachs International	2/9/18	51,084	—
ILS	40,747,100	USD	11,992,201	Goldman Sachs International	2/9/18	—	(72,686)
RUB	1,190,543,000	USD	19,206,179	Bank of America, N.A.	2/9/18	1,953,905	—
RUB	715,133,000	USD	11,521,395	BNP Paribas	2/9/18	1,189,002	—
RUB	350,000,000	USD	5,921,164	BNP Paribas	2/9/18	299,552	—
RUB	2,860,414,584	USD	46,085,545	Credit Suisse International	2/9/18	4,753,955	—
RUB	686,596,000	USD	11,081,278	Credit Suisse International	2/9/18	1,121,917	—
RUB	4,735,000,000	USD	80,829,635	Goldman Sachs International	2/9/18	3,327,758	—
USD	52,626,699	AUD	68,976,105	Standard Chartered Bank	2/9/18	—	(2,951,475)
USD	1,994,270	EUR	1,700,000	Goldman Sachs International	2/9/18	—	(117,299)
USD	3,209,452	EUR	2,713,000	Goldman Sachs International	2/9/18	—	(160,365)
USD	42,528,164	EUR	36,508,434	Goldman Sachs International	2/9/18	—	(2,818,951)
USD	6,183,596	EUR	4,978,300	Standard Chartered Bank	2/9/18	51	—
USD	366,246	EUR	303,031	Standard Chartered Bank	2/9/18	—	(10,148)
USD	294,056	EUR	248,400	Standard Chartered Bank	2/9/18	—	(14,482)
USD	297,748	EUR	251,970	Standard Chartered Bank	2/9/18	—	(15,224)
USD	386,001	EUR	327,000	Standard Chartered Bank	2/9/18	—	(20,166)
USD	689,162	EUR	576,705	Standard Chartered Bank	2/9/18	—	(27,163)
USD	580,290	EUR	491,896	Standard Chartered Bank	2/9/18	—	(30,694)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,065,437	EUR	884,775	Standard Chartered Bank	2/9/18	$—	$(33,542)
USD	2,444,690	EUR	2,000,000	Standard Chartered Bank	2/9/18	—	(39,509)
USD	866,100	EUR	742,000	Standard Chartered Bank	2/9/18	—	(55,538)
USD	1,262,996	EUR	1,078,000	Standard Chartered Bank	2/9/18	—	(75,988)
USD	1,756,659	EUR	1,481,700	Standard Chartered Bank	2/9/18	—	(83,760)
USD	2,936,339	EUR	2,487,000	Standard Chartered Bank	2/9/18	—	(152,763)
USD	3,022,684	EUR	2,557,500	Standard Chartered Bank	2/9/18	—	(153,986)
USD	2,508,640	EUR	2,152,000	Standard Chartered Bank	2/9/18	—	(164,358)
USD	11,352,794	EUR	9,582,519	Standard Chartered Bank	2/9/18	—	(549,650)
USD	17,231,670	EUR	14,563,000	Standard Chartered Bank	2/9/18	—	(857,028)
USD	36,798,383	EUR	31,576,566	Standard Chartered Bank	2/9/18	—	(2,422,861)
USD	18,678,223	JPY	2,121,967,548	Goldman Sachs International	2/9/18	—	(766,428)
USD	8,329,147	NZD	12,097,000	Standard Chartered Bank	2/9/18	—	(584,891)
USD	10,690,117	NZD	15,526,000	Standard Chartered Bank	2/9/18	—	(750,683)
USD	126,267,856	NZD	184,548,167	Standard Chartered Bank	2/9/18	—	(9,722,014)
COP	69,795,160,000	USD	22,941,954	Standard Chartered Bank	2/12/18	1,637,806	—
RUB	1,191,313,416	USD	19,193,063	Credit Suisse International	2/12/18	1,972,568	—
RUB	714,209,000	USD	11,543,705	Credit Suisse International	2/12/18	1,145,386	—
USD	527,854	EUR	425,505	JPMorgan Chase Bank, N.A.	2/12/18	—	(765)
USD	73,171	EUR	61,256	JPMorgan Chase Bank, N.A.	2/12/18	—	(2,930)
USD	236,582	EUR	196,229	JPMorgan Chase Bank, N.A.	2/12/18	—	(7,201)
USD	28,222,718	NZD	39,439,238	Goldman Sachs International	2/12/18	—	(838,200)
USD	5,473,352	NZD	8,000,000	HSBC Bank USA, N.A.	2/12/18	—	(421,472)
USD	19,156,732	NZD	28,000,000	HSBC Bank USA, N.A.	2/12/18	—	(1,475,150)
KZT	1,099,996,000	USD	3,259,247	Standard Chartered Bank	2/13/18	141,115	—
TRY	51,805,000	USD	13,250,343	Goldman Sachs International	2/13/18	490,704	—
TRY	55,720,000	USD	14,515,232	Goldman Sachs International	2/13/18	264,252	—
ARS	574,279,300	USD	29,510,755	BNP Paribas	2/14/18	—	(440,682)
ARS	145,273,000	USD	7,825,101	Standard Chartered Bank	2/14/18	—	(471,368)
COP	28,911,300,000	USD	9,525,964	BNP Paribas	2/14/18	654,550	—
COP	28,911,300,000	USD	9,525,964	Standard Chartered Bank	2/14/18	654,550	—
KZT	1,933,723,000	USD	5,704,198	Goldman Sachs International	2/14/18	272,846	—
KZT	1,061,657,000	USD	3,104,260	Goldman Sachs International	2/14/18	177,270	—
UGX	12,163,000,000	USD	3,267,867	Standard Chartered Bank	2/14/18	83,253	—
COP	144,085,010,000	USD	47,629,834	BNP Paribas	2/15/18	3,103,776	—
THB	193,030,000	USD	5,842,578	Deutsche Bank AG	2/15/18	322,306	—
USD	5,842,578	THB	193,030,000	Deutsche Bank AG	2/15/18	—	(322,306)
KZT	1,029,550,000	USD	2,998,544	VTB Capital PLC	2/16/18	183,130	—
RSD	2,900,000,000	EUR	24,170,695	Deutsche Bank AG	2/19/18	249,083	—
RSD	600,000,000	EUR	5,000,000	Société Générale	2/19/18	52,570	—
COP	176,389,600,000	USD	61,577,281	Deutsche Bank AG	2/20/18	513,103	—
PEN	87,544,400	USD	26,752,353	BNP Paribas	2/20/18	447,617	—
PEN	117,772,000	USD	36,638,077	The Bank of Nova Scotia	2/20/18	—	(46,417)
KZT	4,568,650,000	USD	13,284,821	Citibank, N.A.	2/21/18	827,112	—
SEK	150,000,000	EUR	15,075,828	Deutsche Bank AG	2/21/18	319,572	—
SEK	37,150,000	EUR	3,777,891	JPMorgan Chase Bank, N.A.	2/21/18	24,316	—
ARS	278,113,000	USD	14,976,467	BNP Paribas	2/22/18	—	(955,141)
ARS	282,837,000	USD	15,239,063	Citibank, N.A.	2/22/18	—	(979,572)
EUR	6,916,286	HUF	2,163,870,000	Goldman Sachs International	2/22/18	—	(68,391)
EUR	26,535,640	HUF	8,186,749,000	JPMorgan Chase Bank, N.A.	2/22/18	199,565	—
PLN	29,290,000	EUR	6,889,395	Goldman Sachs International	2/22/18	192,200	—
PLN	139,124,000	EUR	33,361,229	JPMorgan Chase Bank, N.A.	2/22/18	120,532	—
USD	15,692,921	CLP	10,000,000,000	Standard Chartered Bank	2/22/18	—	(889,609)
INR	64,430,000	USD	1,005,413	Deutsche Bank AG	2/26/18	3,685	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
INR	6,280,889,124	USD	95,628,641	Standard Chartered Bank	2/26/18	$2,742,181	$—
KZT	6,863,500,000	USD	20,000,000	VTB Capital PLC	2/26/18	1,190,182	—
KZT	3,430,750,000	USD	10,000,000	VTB Capital PLC	2/26/18	592,004	—
ARS	203,848,000	USD	11,146,544	BNP Paribas	2/28/18	—	(900,352)
KZT	2,821,466,814	USD	8,181,722	Citibank, N.A.	2/28/18	527,517	—
KZT	142,900,000	USD	420,665	Citibank, N.A.	2/28/18	20,435	—
COP	38,332,460,200	USD	12,656,825	Credit Agricole Corporate and Investment Bank	3/1/18	829,452	—
COP	23,909,339,119	USD	7,894,519	Deutsche Bank AG	3/1/18	517,359	—
USD	17,852,981	EUR	14,841,000	Standard Chartered Bank	3/1/18	—	(604,200)
USD	99,006,442	EUR	84,470,000	Standard Chartered Bank	3/1/18	—	(6,045,645)
COP	46,643,162,000	USD	16,443,914	BNP Paribas	3/2/18	—	(34,681)
COP	53,225,904,000	USD	18,738,876	Standard Chartered Bank	3/2/18	—	(13,811)
PEN	14,013,000	USD	4,324,600	State Street Bank and Trust Company	3/5/18	26,793	—
TRY	162,490,400	USD	40,668,352	Goldman Sachs International	3/5/18	2,177,704	—
EUR	9,570,459	HUF	3,000,000,000	Credit Agricole Corporate and Investment Bank	3/6/18	—	(117,311)
EUR	5,323,717	HUF	1,669,292,000	Goldman Sachs International	3/6/18	—	(67,240)
PLN	35,000,000	EUR	8,286,970	Credit Agricole Corporate and Investment Bank	3/6/18	154,975	—
PLN	28,538,000	EUR	6,755,293	Goldman Sachs International	3/6/18	128,433	—
SGD	31,031,000	USD	22,855,565	Goldman Sachs International	3/6/18	815,190	—
SGD	27,199,000	USD	20,019,873	Goldman Sachs International	3/6/18	727,794	—
USD	151	SGD	204	Goldman Sachs International	3/6/18	—	(5)
USD	13,073,261	SGD	17,714,268	Goldman Sachs International	3/6/18	—	(439,359)
CZK	1,022,059,000	EUR	40,025,964	Goldman Sachs International	3/7/18	491,178	—
USD	9,415,520	EUR	7,580,000	Goldman Sachs International	3/8/18	—	(16,028)
USD	24,173,592	EUR	20,400,000	Goldman Sachs International	3/8/18	—	(1,209,465)
USD	125,939,643	EUR	107,242,000	Goldman Sachs International	3/8/18	—	(7,498,090)
COP	100,866,433,751	USD	34,715,091	Citibank, N.A.	3/12/18	743,928	—
COP	95,035,596,249	USD	32,737,029	Standard Chartered Bank	3/12/18	672,192	—
RUB	1,122,636,000	USD	18,696,578	Credit Suisse International	3/12/18	1,178,677	—
RUB	1,717,655,000	USD	28,649,070	HSBC Bank USA, N.A.	3/12/18	1,760,458	—
SEK	121,167,000	EUR	12,176,096	Citibank, N.A.	3/12/18	261,431	—
SEK	166,366,000	EUR	16,695,148	Deutsche Bank AG	3/12/18	387,585	—
UGX	14,843,425,000	USD	3,976,272	Citibank, N.A.	3/12/18	94,042	—
USD	46,845,481	NZD	64,610,000	Goldman Sachs International	3/12/18	—	(748,027)
USD	5,698,256	NZD	8,333,000	Standard Chartered Bank	3/12/18	—	(440,061)
USD	12,515,239	NZD	18,302,000	Standard Chartered Bank	3/12/18	—	(966,519)
CZK	58,317,000	EUR	2,291,749	Goldman Sachs International	3/13/18	18,057	—
RUB	852,410,000	USD	14,243,629	Credit Suisse International	3/13/18	845,678	—
CZK	2,721,194,000	EUR	106,629,859	JPMorgan Chase Bank, N.A.	3/14/18	1,225,180	—
RUB	2,454,840,000	USD	41,272,521	Credit Suisse International	3/14/18	2,177,600	—
TRY	34,986,750	USD	8,887,255	Goldman Sachs International	3/14/18	313,756	—
USD	9,102,491	ZAR	125,760,000	Goldman Sachs International	3/14/18	—	(1,450,042)
UYU	140,265,000	USD	4,735,483	Citibank, N.A.	3/14/18	174,360	—
AUD	37,600,000	USD	29,420,571	Goldman Sachs International	3/15/18	872,978	—
EUR	4,142,307	USD	4,902,172	JPMorgan Chase Bank, N.A.	3/15/18	254,519	—
EUR	4,399,215	USD	5,263,660	JPMorgan Chase Bank, N.A.	3/15/18	212,851	—
EUR	10,857,527	USD	13,330,329	JPMorgan Chase Bank, N.A.	3/15/18	186,031	—
EUR	10,858,505	USD	13,334,570	JPMorgan Chase Bank, N.A.	3/15/18	183,007	—
EUR	2,945,721	USD	3,525,027	JPMorgan Chase Bank, N.A.	3/15/18	142,054	—
EUR	1,816,812	USD	2,147,999	JPMorgan Chase Bank, N.A.	3/15/18	113,721	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	10,903,278	USD	13,554,573	JPMorgan Chase Bank, N.A.	3/15/18	$18,740	$—
EUR	10,561,001	USD	13,175,482	JPMorgan Chase Bank, N.A.	3/15/18	—	(28,263)
KZT	1,050,117,000	USD	3,034,143	Standard Chartered Bank	3/15/18	200,504	—
RSD	496,632,000	EUR	4,040,944	Deutsche Bank AG	3/15/18	154,255	—
RSD	428,239,000	EUR	3,471,739	Deutsche Bank AG	3/15/18	148,837	—
SGD	76,000,000	USD	56,273,370	Goldman Sachs International	3/15/18	1,711,869	—
SGD	44,047,680	USD	33,376,534	Standard Chartered Bank	3/15/18	230,245	—
TRY	87,420,000	USD	21,990,517	Goldman Sachs International	3/15/18	992,924	—
TRY	87,420,000	USD	21,980,564	Standard Chartered Bank	3/15/18	1,002,876	—
USD	148,638,857	EUR	124,339,240	JPMorgan Chase Bank, N.A.	3/15/18	—	(6,149,046)
USD	26,970,550	NZD	38,673,000	Goldman Sachs International	3/15/18	—	(1,516,323)
USD	26,962,816	NZD	38,673,000	Standard Chartered Bank	3/15/18	—	(1,524,057)
EGP	137,000,000	USD	7,523,339	Goldman Sachs International	3/19/18	192,615	—
PEN	67,702,000	USD	21,031,998	Citibank, N.A.	3/19/18	—	(19,415)
COP	37,403,150,000	USD	13,078,024	Citibank, N.A.	3/20/18	63,090	—
COP	34,264,990,000	USD	11,983,070	Standard Chartered Bank	3/20/18	55,492	—
KZT	1,290,090,000	USD	3,733,980	Standard Chartered Bank	3/20/18	236,925	—
PEN	139,464,000	USD	42,313,107	BNP Paribas	3/20/18	970,596	—
PEN	46,580,000	USD	14,104,466	BNP Paribas	3/20/18	351,988	—
CZK	2,050,059,000	EUR	80,337,762	JPMorgan Chase Bank, N.A.	3/21/18	911,283	—
PEN	46,122,000	USD	14,104,587	BNP Paribas	3/21/18	209,207	—
PEN	139,118,000	USD	42,312,976	Standard Chartered Bank	3/21/18	861,787	—
SEK	100,000,000	EUR	10,048,793	Deutsche Bank AG	3/21/18	216,485	—
ARS	100,916,160	USD	5,353,642	BNP Paribas	3/22/18	—	(333,570)
PEN	46,266,000	USD	14,104,413	Standard Chartered Bank	3/22/18	253,554	—
USD	42,226,779	EUR	35,410,000	Deutsche Bank AG	3/22/18	—	(1,876,401)
INR	1,014,800,000	USD	15,715,060	BNP Paribas	3/26/18	129,430	—
INR	1,014,700,000	USD	15,712,295	Goldman Sachs International	3/26/18	130,634	—
INR	730,200,000	USD	11,299,907	UBS AG	3/26/18	101,006	—
KZT	2,759,826,000	USD	7,862,752	JPMorgan Chase Bank, N.A.	3/26/18	624,515	—
KZT	3,511,000,000	USD	10,000,000	VTB Capital PLC	3/26/18	797,346	—
PEN	157,052,000	USD	47,954,809	Standard Chartered Bank	3/26/18	776,924	—
THB	889,593,933	USD	26,794,998	Deutsche Bank AG	3/26/18	1,644,017	—
THB	838,700,000	USD	25,687,596	JPMorgan Chase Bank, N.A.	3/26/18	1,124,414	—
THB	362,007,447	USD	10,647,278	JPMorgan Chase Bank, N.A.	3/26/18	925,570	—
THB	385,943,360	USD	11,635,314	JPMorgan Chase Bank, N.A.	3/26/18	702,730	—
THB	36,486,000	USD	1,104,799	JPMorgan Chase Bank, N.A.	3/26/18	61,605	—
USD	25,033,144	INR	1,605,000,000	Deutsche Bank AG	3/26/18	—	(26,383)
USD	4,830,796	THB	166,312,223	Deutsche Bank AG	3/26/18	—	(485,962)
USD	4,774,858	THB	165,795,000	Deutsche Bank AG	3/26/18	—	(525,365)
USD	6,544,730	THB	226,500,000	Deutsche Bank AG	3/26/18	—	(696,144)
USD	9,596,321	THB	330,986,710	Deutsche Bank AG	3/26/18	—	(984,839)
USD	1,104,799	THB	36,486,000	JPMorgan Chase Bank, N.A.	3/26/18	—	(61,605)
USD	3,177,283	THB	110,378,800	JPMorgan Chase Bank, N.A.	3/26/18	—	(351,366)
USD	4,375,543	THB	151,000,000	JPMorgan Chase Bank, N.A.	3/26/18	—	(451,705)
USD	6,445,933	THB	221,740,112	JPMorgan Chase Bank, N.A.	3/26/18	—	(642,773)
USD	7,687,428	THB	264,831,895	JPMorgan Chase Bank, N.A.	3/26/18	—	(778,860)
INR	645,500,000	USD	10,085,938	Citibank, N.A.	3/27/18	—	(8,513)
INR	447,600,000	USD	7,007,985	Citibank, N.A.	3/27/18	—	(20,138)
INR	1,008,500,000	USD	15,613,872	Deutsche Bank AG	3/27/18	130,641	—
INR	717,100,000	USD	11,161,089	Deutsche Bank AG	3/27/18	34,141	—
INR	1,039,700,000	USD	16,103,152	JPMorgan Chase Bank, N.A.	3/27/18	128,449	—
INR	1,008,500,000	USD	15,616,290	JPMorgan Chase Bank, N.A.	3/27/18	128,223	—
INR	1,274,700,000	USD	19,713,888	Nomura International PLC	3/27/18	186,489	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
INR	1,089,400,000	USD	16,855,949	UBS AG	3/27/18	$151,559	$—
THB	78,300,000	USD	2,364,130	Citibank, N.A.	3/27/18	139,072	—
THB	188,000,000	USD	5,676,329	Deutsche Bank AG	3/27/18	333,914	—
USD	19,617,966	INR	1,254,000,000	BNP Paribas	3/27/18	40,753	—
USD	7,787,409	INR	497,265,000	Citibank, N.A.	3/27/18	24,201	—
USD	6,236,788	INR	398,406,000	Citibank, N.A.	3/27/18	16,948	—
USD	13,388,919	INR	859,100,000	Citibank, N.A.	3/27/18	—	(23,189)
USD	10,578,242	INR	678,700,000	UBS AG	3/27/18	—	(17,495)
USD	10,577,418	INR	678,700,000	UBS AG	3/27/18	—	(18,319)
USD	2,249,031	THB	78,300,000	Citibank, N.A.	3/27/18	—	(254,172)
USD	5,400,747	THB	188,000,000	Deutsche Bank AG	3/27/18	—	(609,496)
COP	192,712,275,000	USD	68,878,702	JPMorgan Chase Bank, N.A.	3/28/18	—	(1,211,606)
UYU	234,334,000	USD	8,191,778	HSBC Bank USA, N.A.	3/28/18	—	(8,564)
EUR	4,298,458	HUF	1,331,710,000	Credit Agricole Corporate and Investment Bank	3/29/18	11,004	—
PLN	18,000,000	EUR	4,332,747	Credit Agricole Corporate and Investment Bank	3/29/18	—	(15,406)
USD	162,864,208	EUR	136,665,442	JPMorgan Chase Bank, N.A.	3/29/18	—	(7,437,092)
KZT	9,823,210,000	USD	28,572,455	Citibank, N.A.	4/2/18	1,605,711	—
KZT	1,270,400,000	USD	3,624,536	Citibank, N.A.	4/2/18	278,296	—
EUR	65,602,373	HUF	20,361,008,495	Goldman Sachs International	4/3/18	23,229	—
KZT	1,436,705,000	USD	4,272,729	Deutsche Bank AG	4/3/18	140,366	—
PLN	305,467,607	EUR	73,367,985	Goldman Sachs International	4/3/18	—	(86,927)
RSD	763,777,000	EUR	6,151,554	Deutsche Bank AG	4/4/18	301,684	—
RSD	429,802,000	EUR	3,471,745	Deutsche Bank AG	4/4/18	157,218	—
PEN	69,292,000	USD	21,365,977	JPMorgan Chase Bank, N.A.	4/5/18	126,646	—
USD	62,565,516	EUR	52,594,184	JPMorgan Chase Bank, N.A.	4/6/18	—	(3,009,419)
KZT	7,626,026,000	USD	22,798,284	Citibank, N.A.	4/9/18	604,026	—
AUD	24,224,000	USD	18,942,684	Australia and New Zealand Banking Group Limited	4/11/18	573,578	—
AUD	4,829,000	USD	3,776,181	Australia and New Zealand Banking Group Limited	4/11/18	114,342	—
AUD	28,457,750	USD	21,390,922	Deutsche Bank AG	4/11/18	1,536,295	—
AUD	16,247,029	USD	12,212,453	Deutsche Bank AG	4/11/18	877,098	—
KZT	3,171,350,000	USD	9,192,319	Deutsche Bank AG	4/11/18	536,639	—
RUB	816,945,000	USD	14,186,398	Deutsche Bank AG	4/11/18	223,878	—
SEK	329,103,000	EUR	33,009,532	State Street Bank and Trust Company	4/11/18	791,808	—
USD	4,535,583	NZD	6,323,000	Australia and New Zealand Banking Group Limited	4/11/18	—	(121,017)
USD	18,187,522	NZD	25,355,000	Australia and New Zealand Banking Group Limited	4/11/18	—	(485,275)
USD	4,580,218	NZD	6,703,124	Deutsche Bank AG	4/11/18	—	(356,326)
USD	10,802,671	NZD	15,450,000	Deutsche Bank AG	4/11/18	—	(575,547)
USD	12,985,406	NZD	19,004,072	Deutsche Bank AG	4/11/18	—	(1,010,223)
RUB	551,230,000	USD	9,266,706	Bank of America, N.A.	4/12/18	455,360	—
RUB	611,805,000	USD	10,089,133	Goldman Sachs International	4/12/18	701,297	—
SEK	83,518,000	EUR	8,392,210	Deutsche Bank AG	4/12/18	181,972	—
TRY	69,948,250	USD	17,977,165	Goldman Sachs International	4/12/18	262,718	—
TRY	54,170,000	USD	13,902,537	Goldman Sachs International	4/12/18	222,969	—
USD	3,573,814	EUR	2,856,709	Standard Chartered Bank	4/12/18	10,613	—
USD	1,990,333	EUR	1,630,378	Standard Chartered Bank	4/12/18	—	(43,254)
USD	4,979,891	EUR	4,109,160	Standard Chartered Bank	4/12/18	—	(145,504)
USD	66,156,123	EUR	55,637,095	Standard Chartered Bank	4/12/18	—	(3,240,568)
USD	15,749,094	ZAR	198,595,000	Goldman Sachs International	4/12/18	—	(844,202)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KRW	13,849,000,000	USD	12,966,014	BNP Paribas	4/16/18	$1,214	$—
KRW	65,602,000,000	USD	61,399,223	Goldman Sachs International	4/16/18	25,870	—
RUB	1,403,310,000	USD	23,423,635	Goldman Sachs International	4/16/18	1,314,353	—
TRY	120,000,000	USD	30,116,256	Goldman Sachs International	4/16/18	1,138,844	—
USD	11,858,651	KRW	12,675,000,000	BNP Paribas	4/16/18	—	(9,327)
USD	46,124,370	KRW	49,256,215,000	Deutsche Bank AG	4/16/18	4,319	—
USD	21,847,953	KRW	23,213,450,000	Goldman Sachs International	4/16/18	112,513	—
USD	61,341,102	KRW	65,539,900,000	Goldman Sachs International	4/16/18	—	(25,846)
USD	30,498,419	ZAR	424,369,000	Goldman Sachs International	4/16/18	—	(4,938,427)
UYU	335,826,000	USD	11,231,639	Citibank, N.A.	4/16/18	456,485	—
ARS	100,916,160	USD	5,087,782	Deutsche Bank AG	4/19/18	—	(137,528)
KZT	4,750,013,000	USD	14,683,193	Goldman Sachs International	4/19/18	—	(129,804)
CZK	969,280,000	EUR	37,958,880	Goldman Sachs International	4/23/18	440,348	—
KZT	5,200,050,000	USD	15,000,000	VTB Capital PLC	4/23/18	922,114	—
KZT	3,447,000,000	USD	10,000,000	VTB Capital PLC	4/23/18	554,423	—
PHP	816,200,000	USD	16,059,658	Deutsche Bank AG	4/23/18	—	(235,695)
PHP	1,644,800,000	USD	32,355,660	Goldman Sachs International	4/23/18	—	(467,332)
ARS	444,900,000	USD	22,272,841	BNP Paribas	4/24/18	—	(506,160)
SEK	112,211,430	EUR	11,406,453	Deutsche Bank AG	4/24/18	81,314	—
TRY	142,827,070	USD	36,806,357	Standard Chartered Bank	4/24/18	307,907	—
USD	19,922,640	NZD	27,364,347	JPMorgan Chase Bank, N.A.	4/24/18	—	(228,354)
UYU	577,082,000	USD	19,913,112	Citibank, N.A.	4/24/18	142,827	—
ARS	415,230,000	USD	20,489,502	JPMorgan Chase Bank, N.A.	4/25/18	—	(185,040)
RSD	3,347,471,851	EUR	27,562,551	Citibank, N.A.	4/27/18	489,497	—
RUB	1,077,583,000	USD	18,959,849	JPMorgan Chase Bank, N.A.	4/27/18	10,309	—
UYU	278,325,000	USD	9,327,245	Citibank, N.A.	4/27/18	340,463	—
UYU	435,100,000	USD	15,118,138	HSBC Bank USA, N.A.	4/27/18	—	(4,799)
COP	107,445,784,000	USD	37,462,030	Deutsche Bank AG	4/30/18	177,560	—
KZT	1,696,950,000	USD	4,938,737	Deutsche Bank AG	4/30/18	251,408	—
TRY	37,643,600	USD	9,713,628	Standard Chartered Bank	4/30/18	51,232	—
AUD	41,650,000	USD	33,740,457	Australia and New Zealand Banking Group Limited	5/2/18	—	(183,892)
EUR	9,293,763	HUF	2,884,333,425	Credit Agricole Corporate and Investment Bank	5/2/18	7,818	—
KZT	1,061,553,000	USD	3,089,053	Goldman Sachs International	5/2/18	156,691	—
KZT	567,380,000	USD	1,647,684	Standard Chartered Bank	5/2/18	87,105	—
PHP	209,491,000	USD	4,058,016	BNP Paribas	5/2/18	1,101	—
PHP	938,670,000	USD	18,189,517	JPMorgan Chase Bank, N.A.	5/2/18	—	(1,762)
PHP	1,209,640,000	USD	23,455,136	Nomura International PLC	5/2/18	—	(17,043)
PHP	930,479,000	USD	18,009,852	UBS AG	5/2/18	19,193	—
PLN	36,815,559	EUR	8,824,983	Bank of America, N.A.	5/2/18	—	(7,022)
USD	3,582,352	KRW	3,832,400,000	Australia and New Zealand Banking Group Limited	5/2/18	—	(7,382)
USD	6,207,422	KRW	6,640,700,000	Australia and New Zealand Banking Group Limited	5/2/18	—	(12,792)
USD	1,712,803	KRW	1,828,400,000	BNP Paribas	5/2/18	176	—
USD	93,574,038	KRW	99,909,000,000	Nomura International PLC	5/2/18	—	(8,765)
USD	47,795,991	NZD	64,450,000	Australia and New Zealand Banking Group Limited	5/2/18	337,583	—
UYU	145,230,000	USD	5,039,209	Citibank, N.A.	5/2/18	874	—
UYU	301,650,000	USD	10,018,266	Citibank, N.A.	5/8/18	437,461	—
CZK	1,944,655,000	EUR	76,022,479	JPMorgan Chase Bank, N.A.	5/10/18	1,017,541	—
CZK	460,503,000	EUR	18,015,069	JPMorgan Chase Bank, N.A.	5/10/18	225,204	—
THB	812,910,000	USD	25,587,347	Citibank, N.A.	5/10/18	430,353	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
THB	271,828,000	USD	8,218,534	Deutsche Bank AG	5/10/18	$481,494	$—
THB	206,890,000	USD	6,372,218	Deutsche Bank AG	5/10/18	249,427	—
THB	187,581,000	USD	5,773,944	Deutsche Bank AG	5/10/18	229,705	—
THB	161,026,000	USD	4,869,247	Standard Chartered Bank	5/10/18	284,492	—
USD	35,490,963	EUR	28,678,060	JPMorgan Chase Bank, N.A.	5/10/18	—	(347,949)
USD	62,592,045	EUR	52,439,716	JPMorgan Chase Bank, N.A.	5/10/18	—	(2,941,760)
USD	5,773,944	THB	187,581,000	Deutsche Bank AG	5/10/18	—	(229,705)
USD	8,218,534	THB	271,828,000	Deutsche Bank AG	5/10/18	—	(481,494)
USD	4,869,247	THB	161,026,000	Standard Chartered Bank	5/10/18	—	(284,492)
AUD	42,429,000	USD	31,897,061	Australia and New Zealand Banking Group Limited	5/11/18	2,288,207	—
AUD	24,223,000	USD	18,210,246	Australia and New Zealand Banking Group Limited	5/11/18	1,306,353	—
SEK	329,103,000	EUR	33,016,869	Credit Suisse International	5/11/18	785,379	—
USD	1,879,047	NZD	2,621,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(50,906)
USD	6,110,174	NZD	8,944,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(475,673)
USD	17,322,863	NZD	25,357,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(1,348,573)
KZT	1,107,185,000	USD	3,210,628	Goldman Sachs International	5/14/18	172,344	—
KZT	736,348,000	USD	2,153,379	Deutsche Bank AG	5/15/18	96,384	—
USD	26,968,484	ZAR	376,507,000	BNP Paribas	5/15/18	—	(4,341,047)
USD	5,371,945	AED	19,895,000	Standard Chartered Bank	5/17/18	—	(43,947)
USD	8,745,037	AED	32,375,000	Standard Chartered Bank	5/17/18	—	(68,210)
USD	84,815,174	EUR	71,201,456	Standard Chartered Bank	5/17/18	—	(4,209,935)
EGP	120,004,000	USD	6,469,218	Citibank, N.A.	5/21/18	224,871	—
USD	5,222,340	OMR	2,115,100	Standard Chartered Bank	5/21/18	—	(262,391)
KZT	1,377,031,186	USD	3,954,146	Standard Chartered Bank	5/22/18	251,434	—
KZT	2,280,000,000	USD	6,740,577	Standard Chartered Bank	5/22/18	222,753	—
KZT	688,516,000	USD	1,977,074	Standard Chartered Bank	5/23/18	125,599	—
USD	6,141,711	EUR	4,977,035	Standard Chartered Bank	5/24/18	—	(84,345)
USD	24,970,083	EUR	20,225,241	Standard Chartered Bank	5/24/18	—	(330,822)
USD	135,280,731	EUR	112,124,267	Standard Chartered Bank	5/24/18	—	(4,981,891)
USD	16,958,794	JPY	1,869,333,944	Standard Chartered Bank	5/24/18	—	(280,891)
USD	28,705,199	JPY	3,219,001,028	Standard Chartered Bank	5/24/18	—	(981,612)
USD	19,919,001	NZD	27,364,347	Credit Suisse International	5/24/18	—	(229,834)
EUR	6,951,781	HUF	2,154,427,000	HSBC Bank USA, N.A.	5/30/18	20,870	—
PLN	29,399,000	EUR	7,053,940	HSBC Bank USA, N.A.	5/30/18	—	(28,009)
KZT	4,608,285,300	USD	13,788,761	Goldman Sachs International	5/31/18	278,221	—
KZT	1,354,544,000	USD	4,055,521	Deutsche Bank AG	6/1/18	79,048	—
KZT	1,360,626,518	USD	4,055,519	Standard Chartered Bank	6/5/18	96,679	—
KZT	4,136,951,040	USD	12,071,640	Standard Chartered Bank	6/6/18	552,303	—
KZT	1,356,571,000	USD	4,055,519	Standard Chartered Bank	6/7/18	83,836	—
MAD	17,765,000	USD	1,750,246	BNP Paribas	6/7/18	151,823	—
MAD	23,324,000	USD	2,288,911	Credit Agricole Corporate and Investment Bank	6/7/18	208,352	—
USD	2,100,311	EUR	1,829,380	BNP Paribas	6/7/18	—	(190,472)
USD	180,288	EUR	157,085	Deutsche Bank AG	6/7/18	—	(16,416)
USD	1,643,624	EUR	1,377,700	Deutsche Bank AG	6/7/18	—	(81,558)
USD	1,401,786	EUR	1,224,000	Deutsche Bank AG	6/7/18	—	(130,929)
USD	2,808,458	EUR	2,441,000	Deutsche Bank AG	6/7/18	—	(248,207)
USD	5,117,784	EUR	4,338,760	Deutsche Bank AG	6/7/18	—	(315,290)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MAD	46,647,000	USD	4,577,723	Credit Agricole Corporate and Investment Bank	6/8/18	$416,178	$—
MAD	23,404,000	USD	2,288,900	Société Générale	6/11/18	215,893	—
MAD	15,420,000	USD	1,508,511	Standard Chartered Bank	6/11/18	141,801	—
MAD	26,822,000	USD	2,768,580	Standard Chartered Bank	6/11/18	102,022	—
USD	1,095,102	EUR	956,036	Standard Chartered Bank	6/11/18	—	(102,409)
KZT	1,364,682,000	USD	4,055,519	Goldman Sachs International	6/12/18	107,412	—
MAD	69,971,000	USD	6,866,634	Credit Agricole Corporate and Investment Bank	6/12/18	621,179	—
USD	3,128,454	EUR	2,532,628	Standard Chartered Bank	6/12/18	—	(44,092)
USD	3,277,908	EUR	2,653,274	Standard Chartered Bank	6/12/18	—	(45,768)
USD	1,614,644	EUR	1,366,640	Standard Chartered Bank	6/12/18	—	(97,304)
USD	1,403,969	EUR	1,204,400	Standard Chartered Bank	6/12/18	—	(104,746)
USD	3,926,871	EUR	3,303,000	Standard Chartered Bank	6/12/18	—	(210,697)
USD	2,987,506	EUR	2,569,787	Standard Chartered Bank	6/12/18	—	(231,588)
USD	5,954,318	EUR	4,990,000	Standard Chartered Bank	6/12/18	—	(296,503)
USD	4,204,728	EUR	3,667,127	Standard Chartered Bank	6/12/18	—	(388,970)
KZT	323,000,000	USD	938,681	Citibank, N.A.	6/13/18	46,568	—
KZT	1,364,682,000	USD	4,055,519	Goldman Sachs International	6/13/18	107,178	—
KZT	3,560,660,000	USD	10,317,763	VTB Capital PLC	6/13/18	543,335	—
KZT	2,200,000,000	USD	6,344,629	VTB Capital PLC	6/14/18	365,664	—
KZT	3,210,000,000	USD	9,518,162	VTB Capital PLC	6/14/18	272,765	—
USD	45,405,152	ZAR	638,124,000	Standard Chartered Bank	6/15/18	—	(7,428,714)
USD	43,455,180	ZAR	609,850,000	UBS AG	6/15/18	—	(7,037,722)
UYU	338,936,000	USD	11,226,764	Citibank, N.A.	6/15/18	431,234	—
USD	7,788,465	EUR	6,237,358	Goldman Sachs International	6/21/18	—	(29,954)
USD	6,810,065	EUR	5,508,647	Goldman Sachs International	6/21/18	—	(94,927)
USD	16,832,187	EUR	13,623,234	Goldman Sachs International	6/21/18	—	(244,296)
USD	16,965,780	EUR	13,731,081	Goldman Sachs International	6/21/18	—	(245,887)
USD	52,433,111	EUR	42,260,910	Deutsche Bank AG	6/28/18	—	(566,942)
KZT	450,163,960	USD	1,297,302	Deutsche Bank AG	7/10/18	73,748	—
KZT	4,000,000,000	USD	11,808,118	VTB Capital PLC	7/11/18	373,876	—
KZT	6,740,000,000	USD	20,000,000	VTB Capital PLC	7/12/18	525,504	—
USD	143,095,150	EUR	113,943,775	Goldman Sachs International	7/12/18	52,058	—
USD	128,524,854	EUR	102,680,238	Goldman Sachs International	7/12/18	—	(378,185)
MAD	23,269,000	USD	2,288,882	Société Générale	7/13/18	193,262	—
KZT	2,452,093,000	USD	7,341,596	Goldman Sachs International	7/16/18	124,149	—
KZT	1,226,047,000	USD	3,670,799	Goldman Sachs International	7/16/18	62,074	—
KZT	6,710,000,000	USD	20,000,000	VTB Capital PLC	7/16/18	429,546	—
MAD	49,512,000	USD	4,906,794	Société Générale	7/16/18	373,106	—
KZT	3,602,950,000	USD	10,353,305	Standard Chartered Bank	7/25/18	610,836	—
DOP	321,064,000	USD	6,484,831	Citibank, N.A.	7/26/18	—	(47,591)
KZT	4,405,170,000	USD	12,609,618	Citibank, N.A.	7/27/18	794,251	—
RUB	3,237,699,000	USD	56,108,745	Credit Suisse International	7/30/18	289,751	—
RUB	4,264,401,000	USD	74,607,899	Credit Suisse International	7/30/18	—	(324,960)
RUB	1,306,617,000	USD	22,759,397	Deutsche Bank AG	7/31/18	—	(1,557)
UYU	306,350,000	USD	10,017,986	Citibank, N.A.	8/8/18	405,782	—
USD	9,996,723	OMR	4,148,640	BNP Paribas	8/15/18	—	(742,551)
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(1,552,501)
KZT	1,071,470,000	USD	3,043,949	Deutsche Bank AG	8/27/18	202,284	—
USD	2,494,243	OMR	1,029,000	BNP Paribas	9/4/18	—	(167,804)
RSD	851,040,000	EUR	6,848,039	Deutsche Bank AG	9/7/18	217,919	—
RSD	425,778,000	EUR	3,424,029	Deutsche Bank AG	9/7/18	111,631	—
UYU	410,870,000	USD	13,357,282	Citibank, N.A.	9/10/18	532,999	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
RSD	841,746,000	EUR	6,788,274	Deutsche Bank AG	9/13/18	$192,590	$—
RSD	418,835,000	EUR	3,394,125	Deutsche Bank AG	9/17/18	73,776	—
USD	3,358,779	OMR	1,386,000	BNP Paribas	9/17/18	—	(225,395)
RSD	418,329,000	EUR	3,394,150	Deutsche Bank AG	9/18/18	68,147	—
RSD	430,039,000	EUR	3,484,919	Citibank, N.A.	9/24/18	73,344	—
RSD	414,189,000	EUR	3,355,115	Deutsche Bank AG	9/26/18	71,695	—
USD	5,917,956	AED	22,000,000	Standard Chartered Bank	9/26/18	—	(68,932)
UYU	412,890,000	USD	13,357,813	Citibank, N.A.	10/9/18	522,364	—
RSD	207,179,000	EUR	1,677,563	Deutsche Bank AG	10/10/18	34,399	—
KZT	6,025,800,000	USD	17,891,330	VTB Capital PLC	10/17/18	218,885	—
RSD	338,868,000	EUR	2,755,024	Deutsche Bank AG	10/18/18	39,986	—
UYU	311,270,000	USD	10,018,346	Citibank, N.A.	11/8/18	384,915	—
MAD	83,640,000	USD	8,410,256	BNP Paribas	11/13/18	372,000	—
MAD	33,450,000	USD	3,373,676	BNP Paribas	11/13/18	138,596	—
UYU	195,058,000	USD	6,278,017	Citibank, N.A.	11/13/18	234,782	—
GEL	28,184,000	USD	10,000,000	VTB Capital PLC	11/16/18	830,915	—
GEL	28,419,000	USD	10,000,000	VTB Capital PLC	12/3/18	893,363	—
GEL	28,262,000	USD	10,000,000	Société Générale	12/4/18	831,558	—
USD	12,153,743	QAR	45,218,000	Standard Chartered Bank	12/6/18	—	(179,347)
USD	4,861,870	QAR	18,074,000	Standard Chartered Bank	12/10/18	—	(67,537)
USD	4,861,477	QAR	18,109,000	Standard Chartered Bank	12/10/18	—	(77,476)
USD	4,861,477	QAR	18,109,000	Standard Chartered Bank	12/10/18	—	(77,476)
MAD	48,799,000	USD	4,904,422	Société Générale	12/13/18	198,174	—
MAD	48,627,000	USD	4,904,387	Société Générale	12/13/18	180,224	—
USD	3,030,307	QAR	11,198,500	Credit Agricole Corporate and Investment Bank	12/13/18	—	(23,806)
USD	4,636,241	QAR	17,168,000	Standard Chartered Bank	12/13/18	—	(45,905)
MAD	62,616,000	USD	6,315,280	Société Générale	12/14/18	231,163	—
USD	2,317,886	QAR	8,553,000	BNP Paribas	12/17/18	—	(14,624)
USD	4,425,953	OMR	1,835,000	BNP Paribas	12/19/18	—	(304,953)
USD	5,384,959	QAR	19,870,500	BNP Paribas	12/19/18	—	(33,849)
USD	5,139,633	QAR	18,901,000	BNP Paribas	1/8/19	—	(13,591)
USD	5,139,905	QAR	18,902,000	BNP Paribas	1/8/19	—	(13,592)
USD	10,279,538	QAR	37,803,000	BNP Paribas	1/9/19	—	(27,063)
USD	2,569,898	QAR	9,476,500	BNP Paribas	1/10/19	—	(13,742)
USD	2,570,305	QAR	9,478,000	BNP Paribas	1/10/19	—	(13,745)
USD	5,139,566	QAR	18,965,000	BNP Paribas	1/10/19	—	(30,987)
USD	11,135,070	QAR	41,132,950	Standard Chartered Bank	1/10/19	—	(79,277)
USD	3,240,972	QAR	11,936,500	BNP Paribas	1/16/19	—	(13,128)
MAD	49,050,000	USD	5,109,375	BNP Paribas	1/22/19	—	(8,845)
MAD	51,221,000	USD	5,371,893	BNP Paribas	1/22/19	—	(45,609)
EUR	20,184,794	RON	97,563,200	Citibank, N.A.	1/23/19	—	(114,256)
EUR	20,356,038	RON	98,441,800	Deutsche Bank AG	1/23/19	—	(128,708)
EUR	12,366,086	RON	59,654,000	JPMorgan Chase Bank, N.A.	1/23/19	—	(38,876)
USD	10,249,093	OMR	4,238,000	BNP Paribas	1/23/19	—	(664,012)
USD	10,251,511	OMR	4,239,000	BNP Paribas	1/24/19	—	(663,795)
EUR	11,831,231	RON	57,387,385	BNP Paribas	1/28/19	—	(111,898)
EUR	16,800,744	RON	81,282,000	Deutsche Bank AG	1/28/19	—	(103,270)
TRY	111,835,380	USD	26,831,905	Deutsche Bank AG	1/28/19	—	(41,693)
TRY	111,835,050	USD	26,825,390	Standard Chartered Bank	1/28/19	—	(35,257)
EUR	3,744,045	RON	18,075,500	BNP Paribas	2/1/19	—	(10,783)
EUR	18,837,156	RON	91,102,139	BNP Paribas	2/1/19	—	(96,662)
EUR	39,612,963	RON	191,598,000	Citibank, N.A.	2/1/19	—	(207,994)
EUR	8,070,104	RON	39,047,200	Deutsche Bank AG	2/1/19	—	(46,114)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	25,240,506	OMR	9,970,000	BNP Paribas	4/3/19	$—	$(372,401)
USD	3,783,852	OMR	1,495,000	BNP Paribas	4/8/19	—	(56,156)
USD	3,785,611	OMR	1,495,506	Standard Chartered Bank	4/24/19	—	(53,637)
USD	12,639,900	OMR	5,037,000	BNP Paribas	5/2/19	—	(287,574)
USD	6,486,584	OMR	2,601,250	Standard Chartered Bank	5/28/19	—	(183,722)
USD	18,311,591	OMR	7,299,000	Standard Chartered Bank	6/5/19	—	(400,005)
USD	20,829,054	OMR	8,517,000	BNP Paribas	7/3/19	—	(984,553)
USD	10,556,778	OMR	4,318,250	BNP Paribas	7/15/19	—	(498,622)
USD	11,657,482	AED	43,156,000	BNP Paribas	7/17/19	—	(74,585)
USD	12,442,818	AED	46,077,000	Standard Chartered Bank	7/17/19	—	(83,330)
USD	22,748,897	OMR	9,277,000	BNP Paribas	7/17/19	—	(1,000,098)
USD	9,793,572	OMR	3,961,500	BNP Paribas	8/14/19	—	(338,337)
USD	10,926,918	OMR	4,485,500	BNP Paribas	8/14/19	—	(545,170)
USD	6,923,835	OMR	2,809,000	BNP Paribas	8/21/19	—	(258,769)
USD	7,590,881	OMR	3,080,000	BNP Paribas	8/21/19	—	(284,669)
USD	12,696,790	OMR	5,142,200	BNP Paribas	8/21/19	—	(451,799)
USD	14,467,324	OMR	5,866,500	BNP Paribas	8/21/19	—	(533,297)
USD	11,469,552	OMR	4,654,000	BNP Paribas	8/28/19	—	(427,932)
USD	14,479,390	OMR	5,876,750	BNP Paribas	8/28/19	—	(543,932)
USD	9,404,560	BHD	3,609,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(75,072)
USD	9,416,632	BHD	3,619,000	Credit Agricole Corporate and Investment Bank	9/18/19	—	(89,266)
USD	5,296,875	BHD	2,034,000	Bank of America, N.A.	9/19/19	—	(45,629)
USD	9,046,875	BHD	3,474,000	Bank of America, N.A.	9/19/19	—	(77,933)
USD	7,064,327	BHD	2,718,000	Credit Agricole Corporate and Investment Bank	9/23/19	—	(74,071)
USD	8,588,511	BHD	3,304,000	Standard Chartered Bank	9/25/19	—	(88,498)
USD	5,154,156	BHD	1,981,000	Standard Chartered Bank	10/3/19	—	(47,352)
USD	8,085,516	BHD	3,105,000	Standard Chartered Bank	10/7/19	—	(66,476)
USD	8,588,526	BHD	3,301,000	Standard Chartered Bank	10/7/19	—	(78,053)
USD	15,044,225	BHD	5,783,000	Standard Chartered Bank	10/7/19	—	(138,698)
USD	17,220,795	OMR	6,837,000	Standard Chartered Bank	10/10/19	—	(232,274)
USD	3,430,799	BHD	1,320,000	Bank of America, N.A.	10/15/19	—	(34,103)
USD	24,211,168	AED	89,315,000	Standard Chartered Bank	10/16/19	—	(61,916)
USD	9,417,764	BHD	3,620,000	Credit Agricole Corporate and Investment Bank	10/16/19	—	(84,234)
USD	20,000,000	OMR	7,945,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(270,879)
USD	20,000,000	OMR	7,950,600	Credit Agricole Corporate and Investment Bank	10/28/19	—	(283,635)
USD	10,970,924	BHD	4,226,000	Bank of America, N.A.	10/31/19	—	(117,661)
USD	18,237,885	OMR	7,245,000	Bank of America, N.A.	10/31/19	—	(243,772)
USD	15,186,916	BHD	5,850,000	Bank of America, N.A.	11/4/19	—	(161,372)
USD	22,456,740	OMR	8,928,800	Bank of America, N.A.	11/4/19	—	(317,180)
USD	25,000,000	OMR	9,930,000	Bank of America, N.A.	11/4/19	—	(327,594)
USD	4,406,001	AED	16,300,000	BNP Paribas	12/11/19	—	(23,007)
USD	73,736,855	AED	272,760,000	BNP Paribas	12/11/19	—	(377,023)
USD	40,128,101	AED	148,012,500	BNP Paribas	2/3/20	—	(82,307)
USD	28,571,429	OMR	11,800,000	BNP Paribas	12/21/20	—	(891,139)

						$142,244,754	$(187,863,326)

Forward Volatility Agreements

Reference Entity	Counterparty	Strike Volatility Rate	Settlement Date(1)	Notional Amount† (000’s omitted)		Net Unrealized Appreciation (Depreciation)
CAD versus USD, 1 year term	BNP Paribas	8.45%	3/26/18		22,761	$(125,527)
CAD versus USD, 1 year term	Deutsche Bank AG	8.63	3/28/18		43,771	(299,000)
CHF versus USD, 1 year term	Deutsche Bank AG	8.58	6/14/18		43,771	(41,232)
CHF versus USD, 1 year term	BNP Paribas	8.35	6/19/18		22,761	23,080
EUR versus USD, 1 year term	Deutsche Bank AG	8.63	3/22/18	EUR	43,772	(513,670)
EUR versus USD, 1 year term	BNP Paribas	8.55	6/20/18	EUR	21,886	(184,149)

						$(1,140,498)

(1)	At the settlement date, the Portfolio will purchase from the counterparty an option straddle with a strike rate to be determined on this date.

†	Notional amount is stated in USD unless otherwise noted.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Commodity Futures
WTI Crude Oil	4,364	Short	Apr-18	$(280,648,840)	$(30,682,324)
Equity Futures
MSCI Singapore Index	1,755	Short	Feb-18	(53,817,094)	1,085,188
Interest Rate Futures
U.S. 5-Year Deliverable Interest Rate Swap	75	Short	Mar-18	(7,271,484)	127,308
U.S. 10-Year Deliverable Interest Rate Swap	362	Short	Mar-18	(34,457,875)	1,072,296

					$(28,397,532)

WTI: West Texas Intermediate

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	11,378	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$225,854
LCH.Clearnet	EUR	11,623	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	302,215
LCH.Clearnet	EUR	11,653	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	267,204
LCH.Clearnet	EUR	11,446	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	166,553
LCH.Clearnet	EUR	11,378	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(463,877)
LCH.Clearnet	EUR	11,623	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	(552,829)
LCH.Clearnet	EUR	11,653	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	(542,695)
LCH.Clearnet	EUR	11,446	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	(284,940)
LCH.Clearnet	EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	(87,329)
LCH.Clearnet	EUR	3,065	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	(100,257)
LCH.Clearnet	EUR	8,521	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.95% (pays upon termination)	12/15/47	(58,195)
LCH.Clearnet	USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.17% (pays upon termination)	10/26/27	657,594

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	14,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.23% (pays upon termination)	1/17/28	$122,124
LCH.Clearnet	USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	282,406
LCH.Clearnet	USD	4,128	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	296,170
LCH.Clearnet	USD	5,209	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	397,760
LCH.Clearnet	USD	5,178	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	377,026
LCH.Clearnet	USD	5,163	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	372,593
LCH.Clearnet	USD	4,498	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	245,449
LCH.Clearnet	USD	14,130	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.26% (pays upon termination)	12/7/47	562,405

								$2,185,231

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	-	Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation
Bank of America, N.A.	$87,363	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.97% (pays upon termination)	6/23/27	$2,856,096

							$2,856,096

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	368,297	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	$10,741
CME Group, Inc.	BRL	374,865	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.80% (pays upon termination)	1/2/19	3,326
CME Group, Inc.	BRL	379,217	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	—
CME Group, Inc.	BRL	391,080	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	3,470
CME Group, Inc.	BRL	392,710	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	33,267
CME Group, Inc.	BRL	740,517	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	61,675

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	753,819	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	$—
CME Group, Inc.	BRL	68,512	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/23	23,612
CME Group, Inc.	BRL	68,513	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	38,427
CME Group, Inc.	BRL	70,022	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	—
CME Group, Inc.	BRL	72,554	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination)	1/2/23	(30,440)
CME Group, Inc.	BRL	73,394	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination)	1/2/23	(30,792)
CME Group, Inc.	BRL	139,518	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	—
CME Group, Inc.	BRL	139,785	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.29% (pays upon termination)	1/2/23	7,898
CME Group, Inc.	MXN	3,922,020	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	6/28/19	(3,203,059)
CME Group, Inc.	MXN	1,774,345	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(1,449,517)
CME Group, Inc.	MXN	2,105,585	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(1,714,424)
CME Group, Inc.	MXN	1,026,630	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	8/19/19	(726,494)
CME Group, Inc.	MXN	1,026,630	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.01% (pays monthly)	8/19/19	(751,927)
CME Group, Inc.	MXN	1,037,630	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.00% (pays monthly)	8/21/19	(765,482)
CME Group, Inc.	MXN	868,970	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.01% (pays monthly)	8/22/19	(636,178)
CME Group, Inc.	MXN	2,426,140	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.03% (pays monthly)	8/23/19	(1,725,811)
CME Group, Inc.	MXN	1,428,260	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.25% (pays monthly)(1)	10/21/19	(798,318)
CME Group, Inc.	MXN	1,424,944	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.30% (pays monthly)	10/22/19	(729,522)
CME Group, Inc.	MXN	2,843,266	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.37% (pays monthly)	10/22/19	(1,312,266)
CME Group, Inc.	MXN	2,856,530	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.31% (pays monthly)	10/22/19	(1,467,038)
CME Group, Inc.	MXN	2,124,740	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.34% (pays monthly)	10/24/19	(1,008,240)
CME Group, Inc.	MXN	3,557,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70% (pays monthly)	12/12/19	(502,978)
CME Group, Inc.	MXN	3,499,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.72% (pays monthly)	12/13/19	(443,043)
CME Group, Inc.	MXN	4,187,630	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.92% (pays monthly)	12/16/19	287,298
CME Group, Inc.	MXN	1,277,918	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.70% (pays monthly)	1/24/20	(182,475)
CME Group, Inc.	MXN	4,045,452	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.68% (pays monthly)	1/24/20	(618,193)
CME Group, Inc.	MXN	884,500	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly)	12/2/27	878,027
CME Group, Inc.	MXN	889,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.67% (pays monthly)	12/3/27	883,357

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	1,167,030	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.80% (pays monthly)	12/6/27	$598,353
LCH.Clearnet	EUR	155,901	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(1)	9/20/22	678,516
LCH.Clearnet(2)	EUR	81,795	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually)(1)	3/21/23	410,394
LCH.Clearnet	EUR	53,049	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually)(1)	9/20/27	235,559
LCH.Clearnet	HUF	2,149,708	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	12/13/21	(170,269)
LCH.Clearnet	HUF	5,785,420	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(603,728)
LCH.Clearnet	HUF	5,322,580	Receives	6-month HUF BUBOR (pays semi-annually)	1.44% (pays annually)	1/13/22	(533,496)
LCH.Clearnet	HUF	3,089,400	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(342,351)
LCH.Clearnet	HUF	2,174,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(242,031)
LCH.Clearnet	HUF	833,096	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(78,581)
LCH.Clearnet	HUF	854,457	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(79,144)
LCH.Clearnet	HUF	2,107,661	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	(165,140)
LCH.Clearnet	HUF	848,760	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(135,020)
LCH.Clearnet	HUF	2,158,928	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays quarterly)	10/19/26	(262,254)
LCH.Clearnet	HUF	2,236,399	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually)	10/20/26	(273,990)
LCH.Clearnet	HUF	972,374	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(127,785)
LCH.Clearnet	HUF	2,407,181	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(304,795)
LCH.Clearnet	HUF	1,456,978	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(194,699)
LCH.Clearnet	HUF	975,542	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(161,505)
LCH.Clearnet	HUF	5,260,958	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	(784,247)
LCH.Clearnet	HUF	956,538	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(147,417)
LCH.Clearnet	HUF	950,203	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(136,472)
LCH.Clearnet	HUF	2,616,226	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(395,942)
LCH.Clearnet	HUF	4,379,300	Receives	6-month HUF BUBOR (pays semi-annually)	2.66% (pays annually)	2/8/27	(1,721,816)
LCH.Clearnet	HUF	5,350,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.99% (pays annually)	1/31/28	(132,878)
LCH.Clearnet	HUF	5,400,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	1/31/28	(114,082)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(2)	HUF	2,687,485	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	2/1/28	$(15,395)
LCH.Clearnet(2)	HUF	5,312,515	Receives	6-month HUF BUBOR (pays semi-annually)	1.98% (pays annually)	2/1/28	(109,257)
LCH.Clearnet	JPY	1,114,835	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	942,983
LCH.Clearnet	JPY	1,206,794	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.81% (pays semi-annually)	12/19/46	456,931
LCH.Clearnet	JPY	1,346,165	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.61% (pays semi-annually)	12/19/46	1,166,198
LCH.Clearnet	JPY	1,413,260	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.78% (pays semi-annually)	12/19/46	636,690
LCH.Clearnet	JPY	469,100	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	141,933
LCH.Clearnet	JPY	469,100	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	138,514
LCH.Clearnet	JPY	1,525,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	314,747
LCH.Clearnet	JPY	1,630,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	320,320
LCH.Clearnet	JPY	2,052,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.92% (pays semi-annually)	9/18/47	243,649
LCH.Clearnet	JPY	1,347,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	104,606
LCH.Clearnet	JPY	2,591,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	223,261
LCH.Clearnet	JPY	2,998,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	284,438
LCH.Clearnet	JPY	5,251,695	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.96% (pays semi-annually)	12/18/47	342,111
LCH.Clearnet	JPY	5,650,015	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	525,836
LCH.Clearnet	NZD	81,400	Receives	3-month NZD Bank Bill (pays quarterly)	2.18% (pays semi-annually)	11/8/19	(88,234)
LCH.Clearnet	NZD	162,600	Receives	3-month NZD Bank Bill (pays quarterly)	2.17% (pays semi-annually)	11/8/19	(169,228)
LCH.Clearnet	NZD	164,900	Receives	3-month NZD Bank Bill (pays quarterly)	2.17% (pays semi-annually)	11/8/19	(171,622)
LCH.Clearnet	NZD	162,600	Receives	3-month NZD Bank Bill (pays quarterly)	2.20% (pays semi-annually)	11/9/19	(238,254)
LCH.Clearnet	NZD	313,400	Receives	3-month NZD Bank Bill (pays quarterly)	2.19% (pays semi-annually)	11/10/19	(413,498)
LCH.Clearnet	NZD	325,300	Receives	3-month NZD Bank Bill (pays quarterly)	2.20% (pays semi-annually)	11/10/19	(458,235)
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill (pays quarterly)	4.96% (pays semi-annually)	4/29/24	1,935,637
LCH.Clearnet	NZD	11,875	Pays	3-month NZD Bank Bill (pays quarterly)	3.77% (pays semi-annually)	3/5/25	539,449
LCH.Clearnet	NZD	11,470	Pays	3-month NZD Bank Bill (pays quarterly)	4.05% (pays semi-annually)	6/16/25	599,030
LCH.Clearnet	NZD	25,600	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(458,918)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	NZD	19,400	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	5/8/27	$(267,552)
LCH.Clearnet	NZD	19,535	Receives	3-month NZD Bank Bill (pays quarterly)	3.41% (pays semi-annually)	5/8/27	(281,381)
LCH.Clearnet	NZD	45,772	Receives	3-month NZD Bank Bill (pays quarterly)	3.49% (pays semi-annually)	5/11/27	(891,959)
LCH.Clearnet	NZD	16,873	Receives	3-month NZD Bank Bill (pays quarterly)	3.31% (pays semi-annually)	5/18/27	(139,325)
LCH.Clearnet	NZD	82,060	Receives	3-month NZD Bank Bill (pays quarterly)	3.17% (pays semi-annually)	6/26/27	152,390
LCH.Clearnet	NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	678,879
LCH.Clearnet	NZD	94,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.13% (pays semi-annually)	1/9/28	663,916
LCH.Clearnet	NZD	47,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.15% (pays semi-annually)	1/11/28	275,854
LCH.Clearnet	NZD	93,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.15% (pays semi-annually)	1/11/28	545,839
LCH.Clearnet	NZD	86,000	Receives	3-month NZD Bank Bill (pays quarterly)	3.20% (pays semi-annually)	1/12/28	220,389
LCH.Clearnet	PLN	31,365	Pays	6-month PLN WIBOR (pays semi-annually)	2.41% (pays annually)	12/13/21	(16,805)
LCH.Clearnet	PLN	84,093	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	(27,849)
LCH.Clearnet	PLN	86,972	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	1/13/22	(54,329)
LCH.Clearnet	PLN	43,620	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	(645,358)
LCH.Clearnet	PLN	31,466	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	(551,120)
LCH.Clearnet	PLN	11,391	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	(191,724)
LCH.Clearnet	PLN	42,148	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	(689,393)
LCH.Clearnet	PLN	12,047	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	(146,407)
LCH.Clearnet	PLN	12,246	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	(154,491)
LCH.Clearnet	PLN	18,369	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	(236,087)
LCH.Clearnet	PLN	13,442	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	10/20/26	(182,505)
LCH.Clearnet	PLN	18,368	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/20/26	(243,732)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	(178,074)
LCH.Clearnet	PLN	34,786	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	(453,426)
LCH.Clearnet	PLN	20,872	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	(253,770)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	13,915	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	$(148,813)
LCH.Clearnet	PLN	76,529	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	(909,821)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	(157,255)
LCH.Clearnet	PLN	13,914	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	(169,660)
LCH.Clearnet	PLN	38,455	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	(457,522)
LCH.Clearnet	PLN	54,047	Pays	6-month PLN WIBOR (pays semi-annually)	3.00% (pays annually)	2/8/27	208,268
LCH.Clearnet	PLN	77,000	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	23,671
LCH.Clearnet	PLN	77,500	Pays	6-month PLN WIBOR (pays semi-annually)	3.15% (pays annually)	1/31/28	33,784
LCH.Clearnet(2)	PLN	49,439	Pays	6-month PLN WIBOR (pays semi-annually)	3.13% (pays annually)	2/1/28	(11,486)
LCH.Clearnet(2)	PLN	76,061	Pays	6-month PLN WIBOR (pays semi-annually)	3.11% (pays annually)	2/1/28	(56,751)
LCH.Clearnet	USD	3,000	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.30% (pays semi-annually)	1/30/20	1,752
LCH.Clearnet	USD	6,478	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays annually)	7/31/20	(45,838)
LCH.Clearnet	USD	12,230	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(196,052)
LCH.Clearnet	USD	15,290	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(245,198)
LCH.Clearnet	USD	16,334	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	8/12/20	(187,730)
LCH.Clearnet	USD	17,380	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.62% (pays semi-annually)	8/14/20	(258,981)
LCH.Clearnet	USD	8,898	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	8/17/20	(117,918)
LCH.Clearnet	USD	9,533	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	8/17/20	(126,334)
LCH.Clearnet	USD	19,667	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	8/17/20	(255,474)
LCH.Clearnet	USD	32,698	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.70% (pays semi-annually)	8/19/20	(421,465)
LCH.Clearnet	USD	9,452	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	8/22/20	(160,318)
LCH.Clearnet	USD	19,470	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	8/22/20	(335,907)
LCH.Clearnet	USD	33,453	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.57% (pays semi-annually)	9/17/20	(598,920)
LCH.Clearnet	USD	24,270	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	9/18/20	(375,980)
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	9/23/20	(24,579)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.43% (pays semi-annually)	10/28/20	$(216,181)
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.42% (pays semi-annually)	10/28/20	(216,857)
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.54% (pays semi-annually)	11/5/20	(228,306)
LCH.Clearnet	USD	19,245	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.53% (pays semi-annually)	11/5/20	(461,513)
LCH.Clearnet	USD	9,312	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	11/9/20	(218,714)
LCH.Clearnet	USD	12,726	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.67% (pays semi-annually)	11/12/20	(258,761)
LCH.Clearnet	USD	6,834	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.11% (pays semi-annually)	2/23/21	(258,528)
LCH.Clearnet	USD	6,626	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(238,165)
LCH.Clearnet	USD	13,253	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(477,261)
LCH.Clearnet	USD	16,620	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.27% (pays semi-annually)	3/7/21	(546,560)
LCH.Clearnet	USD	26,930	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.96% (pays semi-annually)	1/6/22	(572,571)
LCH.Clearnet	USD	10,838	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.10% (pays semi-annually)	7/27/22	(212,767)
LCH.Clearnet	USD	11,426	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.06% (pays semi-annually)	7/30/22	(288,727)
LCH.Clearnet	USD	19,771	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.84% (pays semi-annually)	9/15/22	537,584
LCH.Clearnet	USD	7,836	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.51% (pays semi-annually)	1/26/23	33,074
LCH.Clearnet	USD	4,855	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(375,835)
LCH.Clearnet	USD	6,620	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(512,720)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(698,427)
LCH.Clearnet	USD	9,340	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(701,278)
LCH.Clearnet	USD	3,030	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.66% (pays semi-annually)	5/9/26	(231,661)
LCH.Clearnet	USD	11,023	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.60% (pays semi-annually)	5/18/26	(899,791)
LCH.Clearnet	USD	2,769	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.72% (pays semi-annually)	5/20/26	(199,596)
LCH.Clearnet	USD	5,537	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	5/20/26	(428,874)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	19,310	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	6/3/26	$(1,456,285)
LCH.Clearnet	USD	11,590	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.11% (pays semi-annually)	9/5/27	534,741
LCH.Clearnet	USD	8,734	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.02% (pays semi-annually)	9/11/27	474,197
LCH.Clearnet	USD	122,717	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.18% (pays semi-annually)	9/19/27	4,069,324
LCH.Clearnet	USD	2,300	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.33% (pays semi-annually)	11/6/27	75,129
LCH.Clearnet	USD	705	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.28% (pays semi-annually)	11/9/27	25,459
LCH.Clearnet	USD	1,900	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.38% (pays semi-annually)	11/14/27	54,132
LCH.Clearnet	USD	14,740	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.32% (pays semi-annually)	11/17/27	507,726
LCH.Clearnet	USD	3,500	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.35% (pays semi-annually)	11/21/27	111,996
LCH.Clearnet	USD	4,525	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.36% (pays semi-annually)	11/24/27	139,966
LCH.Clearnet	USD	2,600	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.34% (pays semi-annually)	12/18/27	86,943
LCH.Clearnet	USD	4,155	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.47% (pays semi-annually)	1/9/28	95,599
LCH.Clearnet	USD	23,800	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.68% (pays semi-annually)	1/30/28	136,236
LCH.Clearnet	USD	1,010	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.72% (pays semi-annually)	1/31/28	1,744
LCH.Clearnet(2)	USD	17,888	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.74% (pays semi-annually)	2/1/28	12,330

							$(25,121,972)

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(2)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2018.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Limited	KRW	10,399,175	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.91% (pays quarterly)	2/7/27	$392,020
Bank of America, N.A.	CNY	513,400	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.73% (pays quarterly)	12/1/19	(127,423)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	INR	1,289,700	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.12% (pays semi-annually)	6/14/22	$(349,505)
Bank of America, N.A.	INR	530,900	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.09% (pays semi-annually)	6/15/22	(153,342)
Bank of America, N.A.	INR	1,553,100	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.15% (pays semi-annually)	6/29/22	(402,713)
Bank of America, N.A.	INR	3,828,300	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.21% (pays semi-annually)	7/10/22	(851,873)
Bank of America, N.A.	INR	3,000,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.24% (pays semi-annually)	10/25/22	(699,614)
Bank of America, N.A.	INR	3,466,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.33% (pays semi-annually)	11/9/22	(608,997)
Bank of America, N.A.	INR	2,165,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/22/22	109,865
Bank of America, N.A.	INR	1,804,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.61% (pays semi-annually)	1/9/23	(11,855)
Bank of America, N.A.	KRW	16,852,872	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.31% (pays quarterly)	10/7/21	534,049
Bank of America, N.A.	SAR	45,600	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually)	4/11/26	(225,920)
Bank of America, N.A.	SAR	33,371	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.43% (pays annually)	5/10/26	(147,499)
Bank of America, N.A.	SAR	33,434	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.57% (pays annually)	5/23/26	(240,743)
BNP Paribas	CNY	492,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.77% (pays quarterly)	12/18/19	(153,699)
BNP Paribas	INR	1,100,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	6/23/22	(317,301)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
BNP Paribas	KRW	42,483,815	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.31% (pays quarterly)	10/7/21	$1,345,132
BNP Paribas	KRW	6,695,245	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.83% (pays quarterly)	1/17/27	306,114
BNP Paribas	KRW	4,737,825	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.92% (pays quarterly)	2/7/27	174,829
BNP Paribas	KRW	4,552,195	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.79% (pays quarterly)	1/17/37	492,881
BNP Paribas	KRW	2,347,920	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.85% (pays quarterly)	2/7/37	229,587
BNP Paribas	KRW	6,949,400	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.03% (pays quarterly)	7/12/37	503,600
Citibank, N.A.	INR	830,800	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.14% (pays semi-annually)	6/29/22	(223,018)
Citibank, N.A.	INR	1,683,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.12% (pays semi-annually)	6/29/22	(467,332)
Citibank, N.A.	INR	3,572,200	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.18% (pays semi-annually)	6/30/22	(860,242)
Citibank, N.A.	KRW	40,771,523	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.40% (pays quarterly)	10/27/21	1,169,582
Citibank, N.A.	KRW	9,903,755	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.84% (pays quarterly)	1/17/27	448,904
Citibank, N.A.	KRW	5,623,300	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.03% (pays quarterly)	7/12/37	410,112

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	CNY	414,520	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.73% (pays quarterly)	12/1/19	$(96,537)
Deutsche Bank AG	CNY	833,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.73% (pays quarterly)	12/1/19	(206,746)
Deutsche Bank AG	CNY	500,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.75% (pays quarterly)	1/18/20	(71,710)
Deutsche Bank AG	INR	927,100	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	8/21/22	(268,435)
Deutsche Bank AG	INR	1,834,400	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/22/22	90,006
Deutsche Bank AG	INR	2,140,200	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.70% (pays semi-annually)	12/27/22	346,304
Deutsche Bank AG	SAR	100,650	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.03% (pays annually)	8/2/20	(504,835)
Deutsche Bank AG	SAR	183,300	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.09% (pays annually)	11/12/20	(569,358)
Deutsche Bank AG	SAR	78,019	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.64% (pays annually)	2/25/21	(337,000)
Deutsche Bank AG	SAR	65,016	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.76% (pays annually)	3/7/21	(355,856)
Goldman Sachs International	AED	21,502	Receives	3-month Emirates Interbank Offered Rate (pays quarterly)	2.50% (pays annually)	6/13/21	(25,035)
Goldman Sachs International	AED	21,500	Receives	3-month Emirates Interbank Offered Rate (pays quarterly)	2.51% (pays annually)	6/15/21	(26,376)
Goldman Sachs International	AED	21,503	Receives	3-month Emirates Interbank Offered Rate (pays quarterly)	2.52% (pays annually)	6/21/21	(27,905)
Goldman Sachs International	CLP	25,906,860	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.56% (pays semi-annually)	10/4/22	(322,506)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLP	25,166,660	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually)	10/5/22	$(330,523)
Goldman Sachs International	CLP	12,583,330	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually)	10/6/22	(164,133)
Goldman Sachs International	CLP	25,166,660	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.59% (pays semi-annually)	10/10/22	(358,414)
Goldman Sachs International	CLP	19,818,480	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.50% (pays semi-annually)	10/26/22	(115,541)
Goldman Sachs International	CLP	7,644,268	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.54% (pays semi-annually)	10/30/22	(65,513)
Goldman Sachs International	CLP	38,504,460	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually)	12/4/22	(299,466)
Goldman Sachs International	CLP	7,927,400	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.56% (pays semi-annually)	12/5/22	(54,784)
Goldman Sachs International	CLP	8,506,025	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.60% (pays semi-annually)	1/4/23	(62,426)
Goldman Sachs International	CNY	237,780	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.72% (pays quarterly)	12/4/19	(44,963)
Goldman Sachs International	INR	914,286	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	6/15/22	(259,888)
Goldman Sachs International	INR	207,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.12% (pays semi-annually)	6/19/22	(56,666)
Goldman Sachs International	INR	1,559,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.16% (pays semi-annually)	6/29/22	(399,621)
Goldman Sachs International	INR	1,504,100	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.23% (pays semi-annually)	7/7/22	(319,063)
Goldman Sachs International	INR	3,750,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.24% (pays semi-annually)	10/25/22	(887,155)
Goldman Sachs International	INR	3,750,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.33% (pays semi-annually)	11/9/22	(658,897)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	INR	1,426,800	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.76% (pays semi-annually)	1/4/23	$132,273
Goldman Sachs International	KRW	7,299,300	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.03% (pays quarterly)	7/12/37	532,344
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.16% (pays annually)	8/3/20	107,672
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.35% (pays annually)	8/12/20	23,670
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	5,053
Goldman Sachs International	SAR	75,641	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	2,211
Goldman Sachs International	SAR	74,938	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.46% (pays annually)	8/19/20	(27,774)
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(414,916)
Goldman Sachs International	SAR	104,620	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(812,180)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.26% (pays annually)	9/17/20	197,229
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.34% (pays annually)	9/21/20	124,385
Goldman Sachs International	SAR	74,490	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.56% (pays annually)	11/5/20	66,843
Goldman Sachs International	SAR	32,508	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.65% (pays annually)	2/23/21	(143,026)
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.64% (pays annually)	7/27/22	46,657
Goldman Sachs International	SAR	43,698	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.61% (pays annually)	7/30/22	66,690
Goldman Sachs International	SAR	72,091	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.46% (pays annually)	5/9/26	(373,329)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	44,404	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.47% (pays annually)	5/18/26	$(233,261)
Goldman Sachs International	SAR	79,780	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.71% (pays annually)	6/6/26	(796,079)
JPMorgan Chase Bank, N.A.	CNY	301,040	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.82% (pays quarterly)	12/22/19	(139,642)
JPMorgan Chase Bank, N.A.	INR	54,622	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.16% (pays semi-annually)	6/21/22	(13,648)
JPMorgan Chase Bank, N.A.	INR	940,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.22% (pays semi-annually)	7/6/22	(206,964)
JPMorgan Chase Bank, N.A.	INR	2,140,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/27/22	324,367
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill (pays quarterly)	3.86% (pays semi-annually)	2/25/23	538,223
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill (pays quarterly)	4.06% (pays semi-annually)	6/4/23	272,837
Morgan Stanley & Co. International PLC	CNY	518,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.73% (pays quarterly)	12/4/19	(121,726)
Morgan Stanley & Co. International PLC	INR	1,606,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.22% (pays semi-annually)	7/11/22	(350,533)
Nomura International PLC	INR	2,300,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.12% (pays semi-annually)	6/27/22	(632,682)
Nomura International PLC	KRW	4,440,805	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.79% (pays quarterly)	1/17/37	481,282
Nomura International PLC	KRW	5,883,080	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.84% (pays quarterly)	2/7/37	577,549
Standard Chartered Bank	CNY	425,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.73% (pays quarterly)	12/1/19	(105,483)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Standard Chartered Bank	CNY	759,000	Receives	7-day China Fixing Repo Rates (pays quarterly)	3.78% (pays quarterly)	12/18/19	$(266,095)
Standard Chartered Bank	INR	162,100	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.13% (pays semi-annually)	6/19/22	(43,385)
Standard Chartered Bank	INR	600,900	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	8/21/22	(186,069)
Standard Chartered Bank	INR	1,831,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.68% (pays semi-annually)	12/26/22	282,383

							$(7,262,567)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual FixedRate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
Turkey	ICE Clear Credit	$9,840	1.00% (pays quarterly)(1)	6/20/20	0.93%	$26,986	$292,928	$319,914

Total		$9,840				$26,986	$292,928	$319,914

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount† (000’s omitted)		Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Chile	ICE Clear Credit		90,440	1.00% (pays quarterly)(1)	12/20/22	$(2,509,573)	$1,767,282	$(742,291)
Colombia	ICE Clear Credit		103,230	1.00% (pays quarterly)(1)	12/20/22	(623,968)	(1,206,550)	(1,830,518)
Colombia	ICE Clear Credit		60,800	1.00% (pays quarterly)(1)	12/20/27	3,338,258	(6,470,054)	(3,131,796)
Malaysia	ICE Clear Credit		394,100	1.00% (pays quarterly)(1)	12/20/22	(8,080,407)	6,031,047	(2,049,360)
Markit CDX Emerging Markets Index (CDX.EM.28.V2)	ICE Clear Credit		970	1.00% (pays quarterly)(1)	12/20/22	5,091	(40,209)	(35,118)
Markit iTraxx Europe Subordinated Financials Index (ITRAXX.FINSR.28.V1)	ICE Clear Credit	EUR	197,060	1.00% (pays quarterly)(1)	12/20/22	(7,130,070)	4,865,315	(2,264,755)
Mexico	ICE Clear Credit		201,000	1.00% (pays quarterly)(1)	12/20/22	(537,362)	(1,231,737)	(1,769,099)

Reference Entity	Counterparty	Notional Amount† (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Qatar	ICE Clear Credit	153,164	1.00% (pays quarterly)(1)	12/20/22	$(1,131,334)	$(56,230)	$(1,187,564)
Qatar	ICE Clear Credit	23,815	1.00% (pays quarterly)(1)	12/20/27	878,787	(1,046,423)	(167,636)
Qatar	ICE Clear Credit	23,816	1.00% (pays quarterly)(1)	12/20/27	878,824	(1,046,592)	(167,768)
Qatar	ICE Clear Credit	57,454	1.00% (pays quarterly)(1)	12/20/27	2,120,073	(2,379,215)	(259,142)
Russia	ICE Clear Credit	262,013	1.00% (pays quarterly)(1)	12/20/22	459,454	(4,806,939)	(4,347,485)
South Africa	ICE Clear Credit	76,950	1.00% (pays quarterly)(1)	6/20/21	(143,007)	(5,078,317)	(5,221,324)
South Africa	ICE Clear Credit	10,300	1.00% (pays quarterly)(1)	12/20/27	1,126,918	(1,440,233)	(313,315)
South Africa	ICE Clear Credit	17,000	1.00% (pays quarterly)(1)	12/20/27	1,859,962	(2,381,759)	(521,797)
South Africa	ICE Clear Credit	18,100	1.00% (pays quarterly)(1)	12/20/27	1,980,313	(2,645,847)	(665,534)
South Africa	ICE Clear Credit	23,500	1.00% (pays quarterly)(1)	12/20/27	2,571,125	(3,358,570)	(787,445)

Total					$(4,936,916)	$(20,525,031)	$(25,461,947)

†	Notional amount is stated in USD unless otherwise noted.

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation
Cyprus	Goldman Sachs International	$3,268	1.00% (pays quarterly)(1)	6/20/21	0.75%	$30,763	$174,922	$205,685
Cyprus	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	12/20/21	0.79	45,452	210,614	256,066
Turkey	BNP Paribas	11,545	1.00% (pays quarterly)(1)	6/20/20	0.93	31,661	355,750	387,411
Turkey	BNP Paribas	13,400	1.00% (pays quarterly)(1)	9/20/20	0.98	23,108	545,141	568,249
Turkey	BNP Paribas	9,935	1.00% (pays quarterly)(1)	12/20/20	1.02	7,257	322,378	329,635
Turkey	BNP Paribas	19,643	1.00% (pays quarterly)(1)	12/20/22	1.64	(539,172)	680,128	140,956
Turkey	BNP Paribas	28,837	1.00% (pays quarterly)(1)	12/20/26	2.48	(3,051,145)	4,282,358	1,231,213
Turkey	BNP Paribas	27,684	1.00% (pays quarterly)(1)	12/20/26	2.48	(2,929,100)	4,111,064	1,181,964
Turkey	Citibank, N.A.	43,500	1.00% (pays quarterly)(1)	12/20/22	1.64	(1,178,522)	1,230,480	51,958
Turkey	Goldman Sachs International	14,470	1.00% (pays quarterly)(1)	6/20/20	0.93	39,683	367,213	406,896

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received	Net Unrealized Appreciation
Turkey	Goldman Sachs International	$11,535	1.00% (pays quarterly)(1)	12/20/26	2.48	$(1,220,458)	$1,723,185	$502,727
Turkey	Goldman Sachs International	32,257	1.00% (pays quarterly)(1)	12/20/27	2.60	(3,970,145)	4,606,910	636,765
Turkey	JPMorgan Chase Bank, N.A.	12,290	1.00% (pays quarterly)(1)	6/20/20	0.93	33,705	368,493	402,198
Turkey	Nomura International PLC	8,100	1.00% (pays quarterly)(1)	6/20/20	0.93	22,214	215,808	238,022

Total		$241,464				$(12,654,699)	$19,194,444	$6,539,745

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$2,009	1.00% (pays quarterly)(1)	6/20/18	$(9,550)	$(880)	$(10,430)
Bulgaria	BNP Paribas	3,100	1.00% (pays quarterly)(1)	9/20/18	(21,500)	(3,717)	(25,217)
Bulgaria	BNP Paribas	2,160	1.00% (pays quarterly)(1)	12/20/18	(19,614)	(3,960)	(23,574)
China	JPMorgan Chase Bank, N.A.	10,200	1.00% (pays quarterly)(1)	3/20/18	(24,495)	4,060	(20,435)
Croatia	BNP Paribas	3,960	1.00% (pays quarterly)(1)	6/20/18	(18,392)	(23,982)	(42,374)
Croatia	BNP Paribas	915	1.00% (pays quarterly)(1)	3/20/20	(14,026)	(32,202)	(46,228)
Croatia	Citibank, N.A.	1,913	1.00% (pays quarterly)(1)	3/20/18	(4,560)	(4,544)	(9,104)
Croatia	Citibank, N.A.	930	1.00% (pays quarterly)(1)	6/20/18	(4,319)	(5,730)	(10,049)
Croatia	Citibank, N.A.	1,270	1.00% (pays quarterly)(1)	6/20/18	(5,898)	(9,110)	(15,008)
Croatia	Citibank, N.A.	5,580	1.00% (pays quarterly)(1)	6/20/18	(25,916)	(39,523)	(65,439)
Croatia	Citibank, N.A.	400	1.00% (pays quarterly)(1)	3/20/20	(6,132)	(12,788)	(18,920)
Croatia	Citibank, N.A.	156	1.00% (pays quarterly)(1)	6/20/20	(2,492)	(5,352)	(7,844)
Croatia	Citibank, N.A.	1,210	1.00% (pays quarterly)(1)	6/20/20	(19,359)	(42,579)	(61,938)
Croatia	Goldman Sachs International	3,000	1.00% (pays quarterly)(1)	3/20/19	(30,382)	(48,945)	(79,327)
Croatia	Goldman Sachs International	2,670	1.00% (pays quarterly)(1)	3/20/20	(40,930)	(84,275)	(125,205)
Croatia	Goldman Sachs International	4,150	1.00% (pays quarterly)(1)	3/20/20	(63,617)	(131,123)	(194,740)
Croatia	Goldman Sachs International	2,100	1.00% (pays quarterly)(1)	6/20/20	(33,599)	(74,144)	(107,743)
Croatia	HSBC Bank USA, N.A.	2,822	1.00% (pays quarterly)(1)	3/20/18	(6,726)	(6,704)	(13,430)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	JPMorgan Chase Bank, N.A.	$1,533	1.00% (pays quarterly)(1)	6/20/18	$(7,120)	$(11,006)	$(18,126)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00% (pays quarterly)(1)	3/20/18	(3,017)	(3,036)	(6,053)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00% (pays quarterly)(1)	3/20/18	(7,301)	(6,618)	(13,919)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00% (pays quarterly)(1)	6/20/18	(5,402)	(8,714)	(14,116)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00% (pays quarterly)(1)	6/20/18	(11,611)	(17,156)	(28,767)
Croatia	Morgan Stanley & Co. International PLC	2,745	1.00% (pays quarterly)(1)	6/20/18	(12,749)	(21,057)	(33,806)
Croatia	Nomura International PLC	6,600	1.00% (pays quarterly)(1)	3/20/18	(15,731)	(11,301)	(27,032)
Lebanon	Bank of America, N.A.	3,100	1.00% (pays quarterly)(1)	6/20/22	365,461	(392,171)	(26,710)
Lebanon	Bank of America, N.A.	4,190	1.00% (pays quarterly)(1)	12/20/22	568,468	(602,168)	(33,700)
Lebanon	Barclays Bank PLC	5,300	1.00% (pays quarterly)(1)	12/20/22	719,065	(751,531)	(32,466)
Lebanon	Barclays Bank PLC	5,000	1.00% (pays quarterly)(1)	12/20/27	1,252,453	(1,409,995)	(157,542)
Lebanon	Deutsche Bank AG	5,130	1.00% (pays quarterly)(1)	3/20/18	2,973	(18,508)	(15,535)
Lebanon	Deutsche Bank AG	5,130	1.00% (pays quarterly)(1)	3/20/18	2,973	(18,515)	(15,542)
Lebanon	Goldman Sachs International	3,450	5.00% (pays quarterly)(1)	12/20/18	(88,897)	31,770	(57,127)
Lebanon	Goldman Sachs International	3,722	5.00% (pays quarterly)(1)	12/20/18	(95,906)	37,058	(58,848)
Oman	Bank of America, N.A.	17,964	1.00% (pays quarterly)(1)	6/20/22	330,835	(786,320)	(455,485)
Oman	Bank of America, N.A.	14,372	1.00% (pays quarterly)(1)	12/20/22	410,487	(756,155)	(345,668)
Poland	Bank of America, N.A.	5,200	1.00% (pays quarterly)(1)	9/20/19	(81,237)	28,495	(52,742)
Poland	Barclays Bank PLC	6,320	1.00% (pays quarterly)(1)	9/20/18	(45,342)	19,163	(26,179)
Poland	Barclays Bank PLC	3,164	1.00% (pays quarterly)(1)	9/20/19	(49,429)	18,340	(31,089)
Qatar	Bank of America, N.A.	540	1.00% (pays quarterly)(1)	6/20/19	(5,533)	3,756	(1,777)
Qatar	Bank of America, N.A.	540	1.00% (pays quarterly)(1)	6/20/19	(5,533)	3,538	(1,995)
Qatar	Barclays Bank PLC	9,791	1.00% (pays quarterly)(1)	12/20/18	(76,893)	28,310	(48,583)
Qatar	Barclays Bank PLC	1,200	1.00% (pays quarterly)(1)	3/20/19	(10,850)	4,181	(6,669)
Qatar	Barclays Bank PLC	3,600	1.00% (pays quarterly)(1)	9/20/23	(3,252)	9,801	6,549

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Barclays Bank PLC	$7,680	1.00% (pays quarterly)(1)	9/20/23	$(6,938)	$3,731	$(3,207)
Qatar	BNP Paribas	539	1.00% (pays quarterly)(1)	6/20/19	(5,523)	2,650	(2,873)
Qatar	Citibank, N.A.	2,020	1.00% (pays quarterly)(1)	6/20/19	(20,698)	12,997	(7,701)
Qatar	Deutsche Bank AG	539	1.00% (pays quarterly)(1)	6/20/19	(5,523)	2,497	(3,026)
Qatar	Deutsche Bank AG	1,740	1.00% (pays quarterly)(1)	6/20/19	(17,829)	8,062	(9,767)
Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	3/20/19	(15,009)	6,696	(8,313)
Qatar	Goldman Sachs International	3,330	1.00% (pays quarterly)(1)	3/20/19	(30,108)	11,307	(18,801)
Qatar	Goldman Sachs International	1,360	1.00% (pays quarterly)(1)	12/20/20	(20,141)	(18,526)	(38,667)
Qatar	Goldman Sachs International	7,960	1.00% (pays quarterly)(1)	12/20/20	(117,883)	(73,765)	(191,648)
Qatar	Goldman Sachs International	2,100	1.00% (pays quarterly)(1)	12/20/23	2,500	(4,222)	(1,722)
Qatar	Goldman Sachs International	1,730	1.00% (pays quarterly)(1)	9/20/24	12,703	982	13,685
Qatar	JPMorgan Chase Bank, N.A.	580	1.00% (pays quarterly)(1)	3/20/19	(5,244)	2,208	(3,036)
Qatar	JPMorgan Chase Bank, N.A.	510	1.00% (pays quarterly)(1)	6/20/19	(5,226)	3,552	(1,674)
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00% (pays quarterly)(1)	6/20/19	(10,574)	5,347	(5,227)
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00% (pays quarterly)(1)	6/20/19	(15,575)	6,836	(8,739)
Qatar	Nomura International PLC	620	1.00% (pays quarterly)(1)	3/20/19	(5,606)	2,158	(3,448)
Qatar	Nomura International PLC	1,540	1.00% (pays quarterly)(1)	3/20/19	(13,924)	5,530	(8,394)
Qatar	Nomura International PLC	5,380	1.00% (pays quarterly)(1)	9/20/24	39,503	12,233	51,736
Qatar	UBS AG	5,500	1.00% (pays quarterly)(1)	12/20/23	6,548	(11,204)	(4,656)
South Africa	Bank of America, N.A.	5,000	1.00% (pays quarterly)(1)	9/20/22	73,633	(173,551)	(99,918)
South Africa	Bank of America, N.A.	7,500	1.00% (pays quarterly)(1)	9/20/22	110,449	(343,052)	(232,603)
South Africa	Bank of America, N.A.	14,640	1.00% (pays quarterly)(1)	9/20/22	215,597	(480,571)	(264,974)
South Africa	Bank of America, N.A.	26,320	1.00% (pays quarterly)(1)	9/20/22	387,603	(956,840)	(569,237)
South Africa	Barclays Bank PLC	3,100	1.00% (pays quarterly)(1)	9/20/22	45,652	(121,746)	(76,094)
South Africa	BNP Paribas	3,100	1.00% (pays quarterly)(1)	9/20/22	45,652	(125,088)	(79,436)
South Africa	BNP Paribas	2,940	1.00% (pays quarterly)(1)	12/20/25	220,205	(388,578)	(168,373)

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	BNP Paribas	$13,330	1.00% (pays quarterly)(1)	12/20/25	$998,411	$(1,957,651)	$(959,240)
South Africa	BNP Paribas	15,990	1.00% (pays quarterly)(1)	12/20/25	1,197,644	(2,349,657)	(1,152,013)
South Africa	BNP Paribas	26,186	1.00% (pays quarterly)(1)	12/20/25	1,961,320	(3,682,257)	(1,720,937)
South Africa	Credit Suisse International	3,700	1.00% (pays quarterly)(1)	9/20/22	54,488	(175,733)	(121,245)
South Africa	Deutsche Bank AG	4,860	1.00% (pays quarterly)(1)	9/20/22	71,571	(221,879)	(150,308)
South Africa	Deutsche Bank AG	5,700	1.00% (pays quarterly)(1)	9/20/22	83,941	(259,113)	(175,172)
South Africa	Goldman Sachs International	3,070	1.00% (pays quarterly)(1)	9/20/22	45,211	(135,830)	(90,619)
South Africa	Goldman Sachs International	15,000	1.00% (pays quarterly)(1)	9/20/22	220,898	(685,192)	(464,294)
South Africa	Goldman Sachs International	2,647	1.00% (pays quarterly)(1)	12/20/22	48,746	(125,521)	(76,775)
South Africa	HSBC Bank USA, N.A.	2,500	1.00% (pays quarterly)(1)	12/20/22	46,039	(113,845)	(67,806)
South Africa	HSBC Bank USA, N.A.	7,120	1.00% (pays quarterly)(1)	12/20/22	131,119	(307,684)	(176,565)
South Africa	Nomura International PLC	1,000	1.00% (pays quarterly)(1)	9/20/22	14,727	(35,913)	(21,186)
South Africa	Nomura International PLC	7,571	1.00% (pays quarterly)(1)	12/20/22	139,424	(353,329)	(213,905)
Thailand	Citibank, N.A.	6,900	1.00% (pays quarterly)(1)	3/20/18	(16,867)	85	(16,782)

Total					$8,636,321	$(18,169,213)	$(9,532,892)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2018, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $251,304,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	KRW	68,750	Positive Return on KOSPI 200 Index Futures 3/2018 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 3/2018 (pays upon termination)	3/8/18	$703,441
Citibank, N.A.	UAH	434,191	Total Return on Ukraine Treasury Bill, 0.00% due 4/25/18 (pays upon termination)	3-month USD-LIBOR-BBA + 150 bp on $15,016,873 (Notional Amount) (pays upon termination) plus Notional Amount at termination date	4/27/18	58,953
Citibank, N.A.	UAH	230,304	Total Return on Ukraine Treasury Bill, 0.00% due 4/25/18 (pays upon termination)	3-month USD-LIBOR-BBA + 150 bp on $8,014,234 (Notional Amount) (pays upon termination) plus Notional Amount at termination date	4/27/18	4,327
Citibank, N.A.	UAH	664,492	Total Return on Ukraine Government Bond, 14.25% due 10/10/18 (pays semi-annually)	3-month USD-LIBOR-BBA + 150 bp on $24,617,277 (Notional Amount) (pays quarterly) plus Notional Amount at termination date	10/12/18	13,290
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $14,370,953 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	12/17/21	(328,245)
Citibank, N.A.	LKR	2,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $13,781,238 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	5/17/23	414,521
Citibank, N.A.	LKR	1,000,000	Total Return on Sri Lanka Government Bond, 11.50% due 5/15/23 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $6,996,612 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	5/17/23	114,977

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	LKR	1,200,000	Total Return on Sri Lanka Government Bond, 11.50% due 12/15/21 (pays semi-annually)	6-month USD-LIBOR-BBA + 115 bp on $8,023,055 (Notional Amount) (pays semi-annually) plus Notional Amount at termination date	12/17/21	403,700
Goldman Sachs International	EGP	181,950	Total Return on Egypt Treasury Bill, 0.00% due 7/24/18 (pays upon termination)	3-month USD-LIBOR-BBA +55 bp on 9,412,749 (Notional Amount) (pays quarterly) plus Notional Amount at termination date	7/24/18	105,067

						$1,490,031

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Depreciation
BNP Paribas	6-month USD-LIBOR-BBA on USD 21,050,185 (pays semi-annually) plus KRW 23,866,700,000	1.10% on KRW 23,866,700,000 (pays semi-annually) plus USD 21,050,185	3/2/20	$(1,089,279)
BNP Paribas	6-month USD-LIBOR-BBA on USD 15,735,726 (pays semi-annually) plus KRW 18,214,100,000	1.19% on KRW 18,214,100,000 (pays semi-annually) plus USD 15,735,726	3/8/20	(1,202,892)
BNP Paribas	6-month USD-LIBOR-BBA on USD 21,119,874 (pays semi-annually) plus KRW 23,521,200,000	1.23% on KRW 23,521,200,000 (pays semi-annually) plus USD 21,119,874	3/31/20	(766,163)
BNP Paribas	6-month USD-LIBOR-BBA on USD 12,203,046 (pays semi-annually) plus KRW 13,849,000,000	1.18% on KRW 13,849,000,000 (pays semi-annually) plus USD 12,203,046	4/20/20	(667,760)

				$(3,726,094)

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount(000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLF	907	CLP	24,177,216	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.89% (pays semi-annually)	10/4/22	$(134,093)

Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)		Portfolio Pays Floating Rate on Notional Amount(000’s omitted)		Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	CLF	907	CLP	24,178,821	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.90% (pays semi-annually)	10/5/22	(103,073)
Goldman Sachs International	CLF	453	CLP	12,090,217	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.90% (pays semi-annually)	10/6/22	(51,073)
Goldman Sachs International	CLF	907	CLP	24,186,773	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.92% (pays semi-annually)	10/11/22	(57,390)
Goldman Sachs International	CLF	679	CLP	18,104,045	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.91% (pays semi-annually)	10/26/22	(47,588)
Goldman Sachs International	CLF	272	CLP	7,239,753	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.95% (pays semi-annually)	10/28/22	6,576
Goldman Sachs International	CLF	1,387	CLP	37,113,487	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.96% (pays semi-annually)	12/4/22	109,369
Goldman Sachs International	CLF	283	CLP	7,575,692	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.95% (pays semi-annually)	12/5/22	16,592
Goldman Sachs International	CLF	301	CLP	8,066,826	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.99% (pays semi-annually)	1/4/23	53,333

								$(207,347)

								$(3,933,441)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Abbreviations:
LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

AED	-	United Arab Emirates Dirham
ARS	-	Argentine Peso
AUD	-	Australian Dollar
BHD	-	Bahraini Dinar
BRL	-	Brazilian Real
CLF	-	Chilean Unidad de Fomento
CLP	-	Chilean Peso
CNH	-	Yuan Renminbi Offshore
CNY	-	Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	British Pound Sterling
GEL	-	Georgian Lari
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
ISK	-	Icelandic Krona
JPY	-	Japanese Yen
KRW	-	South Korean Won
KZT	-	Kazakhstani Tenge

LKR	-	Sri Lankan Rupee
MAD	-	Moroccan Dirham
MXN	-	Mexican Peso
NGN	-	Nigerian Naira
NZD	-	New Zealand Dollar
OMR	-	Omani Rial
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
QAR	-	Qatari Riyal
RON	-	Romanian Leu
RSD	-	Serbian Dinar
RUB	-	Russian Ruble
SAR	-	Saudi Riyal
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
UAH	-	Ukrainian Hryvnia
UGX	-	Ugandan Shilling
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2018 were $36,384,492 or 0.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into options on equity indices, equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, forward volatility agreements, currency options, total return swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$—	$(30,682,324)

Total		$—	$(30,682,324)

Credit	Credit Default Swaps	$10,060,142	$(14,078,520)
Credit	Credit Default Swaps (Centrally Cleared)*	319,914	(25,461,947)

Total		$10,380,056	$(39,540,467)

Equity Price	Futures Contracts*	$1,085,188	$—
Equity Price	Options Purchased	2,661,237	—
Equity Price	Total Return Swaps	703,441	—

Total		$4,449,866	$—

Foreign Exchange	Currency Options Purchased	$2,016,754	$—
Foreign Exchange	Currency Options Written	—	(20,488)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	142,244,754	(187,863,326)
Foreign Exchange	Forward Volatility Agreements	23,080	(1,163,578)
Foreign Exchange	Total Return Swaps	1,114,835	(328,245)

Total		$145,399,423	$(189,375,637)

Interest Rate	Cross-Currency Swaps	$185,870	$(4,119,311)
Interest Rate	Futures Contracts*	1,199,604	—
Interest Rate	Inflation Swaps	2,856,096	—
Interest Rate	Inflation Swaps (Centrally Cleared)	4,275,353	(2,090,122)
Interest Rate	Interest Rate Swaps	10,334,653	(17,597,220)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	22,771,175	(47,893,147)

Total		$41,622,751	$(71,699,800)

*	For futures contracts and centrally cleared credit default swap contracts, amount represents cumulative unrealized appreciation or (depreciation).

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2018 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount		Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
Citibank, N.A.	10/17/17	On Demand	2.15%	AUD	32,879,218	$26,653,703	$27,764,093
JPMorgan Chase Bank, N.A.	1/19/18	On Demand	1.50	USD	3,068,135	3,069,286	3,819,703
JPMorgan Chase Bank, N.A.	1/19/18	On Demand	1.85	AUD	25,798,347	20,797,938	21,214,007
JPMorgan Chase Bank, N.A.	1/19/18	On Demand	1.85	AUD	86,012,593	69,341,055	70,728,245
JPMorgan Chase Bank, N.A.	1/19/18	On Demand	2.00	USD	1,943,775	1,944,747	2,360,000
Nomura International PLC	10/25/17	On Demand	1.97	AUD	24,690,120	19,996,680	20,841,832

Total						$141,803,409	$146,727,880

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

AUD	-	Australian Dollar

USD	-	United States Dollar

At January 31, 2018, the remaining contractual maturity of all reverse repurchase agreements was overnight and continuous.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2018. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$2,552,247,502	$—	$2,552,247,502
Foreign Corporate Bonds	—	79,459,533	—	79,459,533
Sovereign Loans	—	85,188,564	39,491,021	124,679,585
Credit Linked Notes (CLN)	—	3,037,500	—	3,037,500
Collateralized Mortgage Obligations	—	236,785,304	—	236,785,304
Small Business Administration Loans (Interest Only)	—	44,476,287	—	44,476,287
Common Stocks	134,409,105 *	251,065,660 **	—	385,474,765
Rights	—	19,809	—	19,809
Warrants	—	—	137,723	137,723
Short-Term Investments —
Foreign Government Securities	—	593,730,922	—	593,730,922
U.S. Treasury Obligations	—	674,990,139	—	674,990,139
Other	—	404,818,483	—	404,818,483
Currency Options Purchased	—	2,016,754	—	2,016,754
Call Options Purchased	—	2,661,237	—	2,661,237
Total Investments	$134,409,105	$4,930,497,694	$39,628,744	$5,104,535,543
Forward Foreign Currency Exchange Contracts	$—	$142,244,754	$—	$142,244,754
Forward Volatility Agreements	—	23,080	—	23,080
Futures Contracts	1,199,604	1,085,188	—	2,284,792
Swap Contracts	—	67,547,356	—	67,547,356
Total	$135,608,709	$5,141,398,072	$39,628,744	$5,316,635,525

Liability Description
Currency Options Written	$—	$(20,488)	$—	$(20,488)
Forward Foreign Currency Exchange Contracts	—	(187,863,326)	—	(187,863,326)
Forward Volatility Agreements	—	(1,163,578)	—	(1,163,578)
Futures Contracts	(30,682,324)	—	—	(30,682,324)
Swap Contracts	—	(106,262,286)	—	(106,262,286)
Total	$(30,682,324)	$(295,309,678)	$—	$(325,992,002)

*	Includes $134,409,105 for Iceland.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Government Opportunities Fund

January 31, 2018 (Unaudited)

Eaton Vance Government Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2018, the value of the Fund’s investment in the Portfolio was $331,104,161 and the Fund owned 99.9% of the Portfolio’s outstanding interests. Effective March 1, 2018, the name of the Fund was changed from Eaton Vance Government Obligations Fund. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 66.6%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
2.862%, (COF + 1.25%), with maturity at 2035(1)	$3,512	$3,622,973
2.922%, (COF + 1.25%), with maturity at 2034(1)	907	936,728
3.236%, (1 yr. CMT + 2.232%), with maturity at 2036(1)	2,161	2,278,387
3.269%, (1 yr. CMT + 2.238%), with maturity at 2038(1)	2,027	2,135,791
4.50%, with various maturities to 2035	2,009	2,111,521
5.00%, with various maturities to 2018	140	141,545
5.50%, with various maturities to 2032	197	213,728
6.00%, with various maturities to 2033	2,128	2,329,785
6.50%, with various maturities to 2036	14,101	15,699,556
6.87%, with maturity at 2024	48	51,701
7.00%, with various maturities to 2036	9,077	10,200,584
7.09%, with maturity at 2023	196	206,720
7.25%, with maturity at 2022	172	181,250
7.31%, with maturity at 2027	31	34,931
7.50%, with various maturities to 2035	8,723	9,978,262
7.63%, with maturity at 2019	8	7,583
7.78%, with maturity at 2022	24	24,731
7.85%, with maturity at 2020	14	14,581
8.00%, with various maturities to 2034	958	1,057,417
8.13%, with maturity at 2019	13	13,377
8.15%, with various maturities to 2021	54	55,493
8.50%, with various maturities to 2031	1,544	1,753,284
9.00%, with various maturities to 2027	155	164,288
9.50%, with various maturities to 2026	181	190,335
10.50%, with maturity at 2020	53	55,818

		$53,460,369

Federal National Mortgage Association:
1.979%, (COF + 1.25%), with various maturities to 2035(1)	$11,921	$12,051,490
1.982%, (COF + 1.25%), with various maturities to 2033(1)	1,350	1,363,319
1.986%, (COF + 1.25%), with maturity at 2022(1)	481	483,830
1.987%, (COF + 1.25%), with various maturities to 2044(1)	968	977,792
2.001%, (COF + 1.25%), with maturity at 2035(1)	688	693,805
2.04%, (COF + 1.25%), with maturity at 2022(1)	167	167,977
2.271%, (COF + 1.25%), with maturity at 2037(1)	2,371	2,332,220
2.70%, (COF + 1.252%), with maturity at 2036(1)	503	495,450
2.979%, (COF + 2.369%), with maturity at 2027(1)	709	733,436
3.134%, (COF + 1.25%), with maturity at 2036(1)	466	464,891
3.264%, (1 yr. CMT + 2.145%), with maturity at 2040(1)	678	709,092
3.546%, (COF + 1.25%), with maturity at 2034(1)	2,219	2,333,414
3.691%, (COF + 1.25%), with maturity at 2035(1)	2,121	2,222,939
3.747%, (COF + 1.788%), with maturity at 2036(1)	7,818	8,337,004
3.806%, (COF + 1.252%), with maturity at 2036(1)	122	124,040

1

Security	Principal Amount (000’s omitted)		Value
3.92%, (COF + 1.25%), with maturity at 2034(1)	$1,982		$2,075,099
3.934%, (COF + 1.851%), with maturity at 2021(1)	140		142,284
4.042%, (COF + 1.74%), with maturity at 2035(1)	2,102		2,198,507
4.743%, (COF + 1.87%), with maturity at 2034(1)	4,053		4,241,266
5.00%, with maturity at 2027	124		132,826
5.50%, with various maturities to 2030	218		232,195
6.00%, with various maturities to 2038	6,793		7,519,155
6.434%, with maturity at 2025(2)	73		78,999
6.50%, with various maturities to 2038	57,734		64,318,553
7.00%, with various maturities to 2037	31,300		35,639,334
7.50%, with various maturities to 2035	2,620		2,960,334
7.875%, with maturity at 2021	155		164,346
8.00%, with various maturities to 2034	2,822		3,200,083
8.024%, with maturity at 2030(2)	6		6,290
8.25%, with maturity at 2025	69		74,310
8.33%, with maturity at 2020	56		58,020
8.393%, with maturity at 2021(2)	14		15,283
8.50%, with various maturities to 2037	1,944		2,277,849
9.00%, with various maturities to 2026	58		63,997
9.463%, with maturity at 2025(2)	1		890
9.50%, with various maturities to 2030	134		143,593
9.50%, with maturity at 2025(2)	5		4,922
9.552%, with maturity at 2021(2)	3		3,063
9.556%, with maturity at 2021(2)	9		9,896
9.75%, with maturity at 2019	3		2,912
9.954%, with maturity at 2023(2)	7		7,008
9.995%, with maturity at 2020(2)	0	(3)	297
10.14%, with maturity at 2021(2)	1		1,187
10.966%, with maturity at 2021(2)	0	(3)	147
11.00%, with maturity at 2020	0	(3)	324

			$159,063,668

Government National Mortgage Association:
2.25%, (1 yr. CMT + 1.50%), with various maturities to 2027(1)	$269		$274,454
4.50%, with maturity at 2047	6,808		7,147,533
6.00%, with maturity at 2033	8		8,965
7.50%, with maturity at 2025	377		410,971
8.25%, with maturity at 2019	1		872
8.30%, with maturity at 2020	3		3,063
9.50%, with various maturities to 2025	157		168,822

			$8,014,680

Total Mortgage Pass-Throughs (identified cost $218,065,008)			$220,538,717

Collateralized Mortgage Obligations — 32.8%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$63		$68,428
Series 246, (Principal Only), Class PO, 0.00%, 5/15/37(4)	3,800		3,473,658

2

Security	Principal Amount (000’s omitted)	Value
Series 1822, Class Z, 6.90%, 3/15/26	$353	$389,024
Series 1829, Class ZB, 6.50%, 3/15/26	99	106,457
Series 1896, Class Z, 6.00%, 9/15/26	183	197,245
Series 2075, Class PH, 6.50%, 8/15/28	80	88,741
Series 2091, Class ZC, 6.00%, 11/15/28	274	299,149
Series 2102, Class Z, 6.00%, 12/15/28	78	84,964
Series 2115, Class K, 6.00%, 1/15/29	607	658,951
Series 2142, Class Z, 6.50%, 4/15/29	179	199,256
Series 2245, Class A, 8.00%, 8/15/27	2,656	3,042,035
Series 3435, (Principal Only), Class PO, 0.00%, 4/15/38(4)	3,618	3,122,814
Series 4039, Class ME, 2.00%, 12/15/40	788	773,200
Series 4204, Class AF, 2.568%, (1 mo. USD LIBOR + 1.00%), 5/15/43(5)	2,855	2,842,794
Series 4259, Class UE, 2.50%, 5/15/43	2,847	2,815,127
Series 4337, Class YT, 3.50%, 4/15/49	6,906	6,869,396
Series 4385, Class SC, 5.675%, (9.333% - 1 mo. USD LIBOR x 2.333), 9/15/44(6)	102	89,782
Series 4407, Class LN, 5.667%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(6)	168	155,273
Series 4495, Class JA, 3.50%, 5/15/45	1,680	1,682,663
Series 4502, Class SL, 5.675%, (9.333% - 1 mo. USD LIBOR x 2.333), 6/15/45(6)	163	141,800
Series 4584, Class PM, 3.00%, 5/15/46	3,703	3,723,100
Series 4639, Class KF, 2.868%, (1 mo. USD LIBOR + 1.30%), 12/15/44(5)	8,709	8,822,302
Series 4676, (Interest Only), Class DI, 4.00%, 7/15/44(7)	6,719	1,111,108
Series 4746, Class CZ, 4.00%, 11/15/47	1,964	1,935,078
Series 4754, Class FJ, 2.56%, (1 mo. USD LIBOR + 1.00%), 4/15/44(5)	8,654	8,653,686

		$51,346,031

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$46	$48,425
Series G92-44, Class ZQ, 8.00%, 7/25/22	1	1,137
Series G93-36, Class ZQ, 6.50%, 12/25/23	2,935	3,150,102
Series 379, (Principal Only), Class 1, 0.00%, 5/25/37(4)	2,803	2,479,471
Series 417, (Interest Only), Class C8, 4.00%, 2/25/43(7)	10,902	2,250,312
Series 1993-16, Class Z, 7.50%, 2/25/23	85	91,801
Series 1993-39, Class Z, 7.50%, 4/25/23	229	249,561
Series 1993-45, Class Z, 7.00%, 4/25/23	270	290,330
Series 1993-149, Class M, 7.00%, 8/25/23	93	101,019
Series 1993-178, Class PK, 6.50%, 9/25/23	220	236,268
Series 1994-40, Class Z, 6.50%, 3/25/24	245	263,774
Series 1994-42, Class K, 6.50%, 4/25/24	1,018	1,095,943
Series 1994-82, Class Z, 8.00%, 5/25/24	362	397,735
Series 2000-49, Class A, 8.00%, 3/18/27	299	337,118
Series 2001-81, Class HE, 6.50%, 1/25/32	585	655,404
Series 2002-1, Class G, 7.00%, 7/25/23	129	139,290
Series 2005-37, Class SU, 22.955%, (29.2% - 1 mo. USD LIBOR x 4.00), 3/25/35(6)	322	376,915
Series 2012-35, Class GE, 3.00%, 5/25/40	2,470	2,475,647
Series 2012-134, Class ZT, 2.00%, 12/25/42	3,993	3,287,707
Series 2013-52, Class MD, 1.25%, 6/25/43	3,376	3,131,152
Series 2013-122, Class ES, 2.561%, (1 mo. USD LIBOR + 1.00%), 7/25/43(5)	1,792	1,772,451
Series 2014-17, (Principal Only), Class PO, 0.00%, 4/25/44(4)	3,546	2,851,869
Series 2016-89, Class ZH, 3.00%, 12/25/46	3,034	2,892,285
Series 2017-75, Class Z, 3.00%, 9/25/57	4,902	4,453,886
Series 2017-76, Class Z, 3.00%, 10/25/57	2,602	2,437,810
Series 2017-110, Class Z, 3.00%, 2/25/57	1,969	1,851,680

		$37,319,092

3

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association:
Series 2011-156, Class GA, 2.00%, 12/16/41	$593	$502,918
Series 2015-62, Class PQ, 3.00%, 5/20/45	1,024	1,006,876
Series 2016-129, Class ZC, 2.00%, 6/20/45	932	887,059
Series 2017-137, Class AF, 2.061%, (1 mo. USD LIBOR + 0.50%), 9/20/47(5)	7,568	7,519,670

		$9,916,523

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2018-DNA1, Class M2, 3.361%, (1 mo. USD LIBOR + 1.80%), 7/25/30(5)	$10,000	$10,013,339

		$10,013,339

Total Collateralized Mortgage Obligations (identified cost $109,651,957)		$108,594,985

Asset-Backed Securities — 2.0%

Security	Principal Amount (000’s omitted)	Value
NRZ Excess Spread-Collateralized Notes:
Series 2018-PLS1, Class D, 4.374%, 1/25/23(8)	$6,400	$6,399,889

Total Asset-Backed Securities (identified cost $6,399,890)		$6,399,889

Short-Term Investments — 0.0%(9)

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(10)	46,328	$46,333

Total Short-Term Investments (identified cost $46,328)		$46,333

Total Investments — 101.4% (identified cost $334,163,183)		$335,579,924

Other Assets, Less Liabilities — (1.4)%		$(4,475,746)

Net Assets — 100.0%		$331,104,178

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2018.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2018.

(3)	Principal amount is less than $500.

(4)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

4

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2018.

(7)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $6,399,889 or 2.0% of the Portfolio’s net assets.

(9)	Amount is less than 0.05%.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $38,394.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME 90-Day Eurodollar	370	Long	Dec-18	$90,293,875	$(407,000)
CME 90-Day Eurodollar	370	Short	Dec-19	(90,007,125)	504,375
U.S. 5-Year Treasury Note	269	Short	Mar-18	(30,857,242)	498,070
U.S. 10-Year Treasury Note	110	Short	Mar-18	(13,373,594)	312,813

					$908,258

Abbreviations:

CME	-	Chicago Mercantile Exchange

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes U.S. Treasury futures contracts to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

At January 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $1,315,258 and $407,000, respectively.

5

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$220,538,717	$—	$220,538,717
Collateralized Mortgage Obligations	—	108,594,985	—	108,594,985
Asset-Backed Securities	—	6,399,889	—	6,399,889
Short-Term Investments	—	46,333	—	46,333
Total Investments	$—	$335,579,924	$—	$335,579,924
Futures Contracts	$1,315,258	$—	$—	$1,315,258
Total	$1,315,258	$335,579,924	$—	$336,895,182

Liability Description
Futures Contracts	$(407,000)	$—	$—	$(407,000)
Total	$(407,000)	$—	$—	$(407,000)

The Portfolio held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

High Income Opportunities Fund

January 31, 2018 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2018, the value of the Fund’s investment in the Portfolio was $1,277,855,802 and the Fund owned 75.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 86.4%

Security	Principal Amount* (000’s omitted)	Value
Aerospace — 0.9%
Bombardier, Inc., 6.125%, 1/15/23(1)	285	$288,919
Bombardier, Inc., 7.50%, 12/1/24(1)	2,440	2,571,150
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	1,090	1,173,113
Orbital ATK, Inc., 5.25%, 10/1/21	1,415	1,453,912
TransDigm, Inc., 5.50%, 10/15/20	1,030	1,045,450
TransDigm, Inc., 6.00%, 7/15/22	5,055	5,200,331
TransDigm, Inc., 6.50%, 7/15/24	2,965	3,057,656
TransDigm, Inc., 6.50%, 5/15/25	440	453,200

		$15,243,731

Air Transportation — 0.1%
United Continental Holdings, Inc., 4.25%, 10/1/22	2,175	$2,188,594

		$2,188,594

Automotive & Auto Parts — 0.8%
American Axle & Manufacturing, Inc., 6.25%, 4/1/25(1)	800	$838,000
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	3,050	3,172,000
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	341,220
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,396,460
Navistar International Corp., 6.625%, 11/1/25(1)	6,645	6,962,631
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	717	732,545
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	420	434,175

		$13,877,031

Banks & Thrifts — 0.6%
Ally Financial, Inc., 3.50%, 1/27/19	240	$241,440
CIT Group, Inc., 5.00%, 8/1/23	4,300	4,504,250
CIT Group, Inc., 5.375%, 5/15/20	55	57,750
JPMorgan Chase & Co., Series S, 6.75% to 2/1/24(2)(3)	4,805	5,375,594

		$10,179,034

Broadcasting — 1.4%
CBS Radio, Inc., 7.25%, 11/1/24(1)	3,150	$3,323,250
Meredith Corp., 6.875%, 2/1/26(1)	2,200	2,257,750
Netflix, Inc., 4.875%, 4/15/28(1)	640	636,000
Netflix, Inc., 5.50%, 2/15/22	1,790	1,901,875
Netflix, Inc., 5.875%, 2/15/25	2,155	2,311,841
Salem Media Group, Inc., 6.75%, 6/1/24(1)	2,650	2,603,625
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	2,980	2,972,550
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	7,096,812

		$23,103,703

Building Materials — 1.6%
Beacon Escrow Corp., 4.875%, 11/1/25(1)	2,885	$2,885,000
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/23(1)	3,695	3,935,175

1

Security	Principal Amount* (000’s omitted)	Value
FBM Finance, Inc., 8.25%, 8/15/21(1)	4,940	$5,273,450
HD Supply, Inc., 5.75%, 4/15/24(1)	3,030	3,249,675
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,245	2,228,162
James Hardie International Finance DAC, 4.75%, 1/15/25(1)	560	569,845
James Hardie International Finance DAC, 5.00%, 1/15/28(1)	820	832,300
Jeld-Wen, Inc., 4.625%, 12/15/25(1)	725	726,813
Jeld-Wen, Inc., 4.875%, 12/15/27(1)	725	727,719
Standard Industries, Inc., 5.50%, 2/15/23(1)	2,935	3,059,737
Standard Industries, Inc., 6.00%, 10/15/25(1)	3,100	3,309,250
USG Corp., 5.50%, 3/1/25(1)	345	364,406

		$27,161,532

Cable/Satellite TV — 6.8%
Altice Financing S.A., 6.625%, 2/15/23(1)	860	$873,244
Altice Luxembourg S.A., 7.625%, 2/15/25(1)	2,740	2,520,800
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	6,760	6,514,950
Altice US Finance I Corp., 5.375%, 7/15/23(1)	970	995,463
Altice US Finance I Corp., 5.50%, 5/15/26(1)	4,205	4,310,125
Cablevision Systems Corp., 5.875%, 9/15/22	3,710	3,756,375
Cablevision Systems Corp., 7.75%, 4/15/18	1,470	1,489,551
Cablevision Systems Corp., 8.00%, 4/15/20	5,451	5,866,639
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	4,365	4,244,962
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,220,478
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	3,922,462
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,075,325
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 2/15/26(1)	2,725	2,827,188
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.875%, 4/1/24(1)	4,090	4,284,275
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 5.125%, 12/15/21(1)	235	236,614
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	5,404	5,485,060
CSC Holdings, LLC, 5.25%, 6/1/24	385	376,338
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	5,396,500
CSC Holdings, LLC, 10.125%, 1/15/23(1)	8,485	9,593,353
CSC Holdings, LLC, 10.875%, 10/15/25(1)	3,862	4,609,104
DISH DBS Corp., 5.875%, 7/15/22	2,515	2,511,856
DISH DBS Corp., 5.875%, 11/15/24	420	399,788
DISH DBS Corp., 6.75%, 6/1/21	3,625	3,806,250
DISH DBS Corp., 7.75%, 7/1/26	2,950	3,042,187
SFR Group S.A., 6.00%, 5/15/22(1)	9,035	8,848,427
SFR Group S.A., 7.375%, 5/1/26(1)	6,185	6,119,284
Unitymedia GmbH, 6.125%, 1/15/25(1)	935	988,763
UPC Holding B.V., 5.50%, 1/15/28(1)	3,875	3,727,285
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	1,954,125
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	2,610	2,665,463
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(1)	4,320	4,440,139
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	1,225	1,221,558
Ziggo Bond Finance B.V., 6.00%, 1/15/27(1)	4,005	3,954,937

		$115,278,868

Capital Goods — 1.3%
Anixter, Inc., 5.50%, 3/1/23	2,335	$2,495,531
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	1,420	1,494,550
Wabash National Corp., 5.50%, 10/1/25(1)	2,215	2,242,687

2

Security	Principal Amount* (000’s omitted)		Value
Welbilt, Inc., 9.50%, 2/15/24		7,515	$8,529,525
Wittur International Holding GmbH, 8.50%, 2/15/23(1)	EUR	5,800	7,523,953

			$22,286,246

Chemicals — 1.5%
Alpha 3 B.V./Alpha US Bidco, Inc., 6.25%, 2/1/25(1)		1,490	$1,532,838
Chemours Co. (The), 5.375%, 5/15/27		1,265	1,312,438
Chemours Co. (The), 7.00%, 5/15/25		1,295	1,421,263
Olin Corp., 5.00%, 2/1/30		1,625	1,629,062
Platform Specialty Products Corp., 6.50%, 2/1/22(1)		4,125	4,265,456
PQ Corp., 6.75%, 11/15/22(1)		900	965,250
SPCM S.A., 4.875%, 9/15/25(1)		1,185	1,190,925
Tronox Finance PLC, 5.75%, 10/1/25(1)		1,830	1,875,750
Tronox Finance, LLC, 7.50%, 3/15/22(1)		2,620	2,724,800
Valvoline, Inc., 5.50%, 7/15/24		835	880,925
Venator Finance S.a.r.l./Venator Materials, LLC, 5.75%, 7/15/25(1)		1,825	1,888,875
Versum Materials, Inc., 5.50%, 9/30/24(1)		2,790	2,964,375
W.R. Grace & Co., 5.125%, 10/1/21(1)		2,270	2,383,500
W.R. Grace & Co., 5.625%, 10/1/24(1)		525	567,656

			$25,603,113

Consumer Products — 0.3%
Central Garden & Pet Co., 6.125%, 11/15/23		970	$1,029,413
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23		925	980,500
Spectrum Brands, Inc., 5.75%, 7/15/25		1,685	1,781,887
Vista Outdoor, Inc., 5.875%, 10/1/23		2,070	2,013,075

			$5,804,875

Containers — 2.7%
ARD Finance S.A., 6.625%, (6.625% Cash or 7.375% PIK), 9/15/23(4)	EUR	2,585	$3,435,400
ARD Finance S.A., 7.125%, 9/15/23(4)		2,135	2,225,737
ARD Securities Finance S.a.r.l., 8.75%, (8.75% Cash or 8.75% PIK), 1/31/23(1)(4)		3,910	4,056,625
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.25%, 9/15/22(1)		1,540	1,552,736
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.625%, 5/15/23(1)		3,625	3,674,844
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)		385	395,106
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		3,120	3,229,200
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.25%, 5/15/24(1)		6,145	6,627,075
Berry Global, Inc., 6.00%, 10/15/22		1,770	1,851,862
BWAY Holding Co., 5.50%, 4/15/24(1)		4,355	4,523,756
BWAY Holding Co., 7.25%, 4/15/25(1)		3,065	3,206,756
Crown Americas, LLC/Crown Americas Capital Corp., VI, 4.75%, 2/1/26(1)		2,345	2,368,450
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)		3,985	4,241,534
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)		995	1,101,341
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 5.125%, 7/15/23(1)		260	268,125
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 6.875%, 2/15/21		1,202	1,221,829
Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC, 7.00%, 7/15/24(1)		1,675	1,784,922

			$45,765,298

Diversified Financial Services — 2.2%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)		3,190	$3,221,900
DAE Funding, LLC, 4.50%, 8/1/22(1)		2,430	2,423,925
DAE Funding, LLC, 5.00%, 8/1/24(1)		4,055	4,034,725
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22(1)		1,795	1,853,338

3

Security	Principal Amount* (000’s omitted)	Value
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	2,030	$2,095,975
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.375%, 12/15/25(1)	1,740	1,774,800
MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,357,875
Navient Corp., 5.50%, 1/15/19	2,490	2,537,260
Navient Corp., 7.25%, 1/25/22	45	48,895
Navient Corp., 8.00%, 3/25/20	6,065	6,571,124
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	8,490	8,405,100
Park Aerospace Holdings, Ltd., 5.50%, 2/15/24(1)	2,855	2,831,803

		$37,156,720

Diversified Media — 0.7%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,095	$1,127,850
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	2,198,249
MDC Partners, Inc., 6.50%, 5/1/24(1)	7,980	8,079,750
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,237,781

		$12,643,630

Energy — 13.7%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.50%, 5/20/25	2,145	$2,203,987
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.625%, 5/20/24	590	621,713
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	985	1,013,319
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.875%, 8/20/26	995	1,034,800
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22	570	600,216
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 6.375%, 5/1/24	1,775	1,925,875
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24	1,585	1,640,507
Antero Resources Corp., 5.375%, 11/1/21	7,225	7,423,687
Antero Resources Corp., 5.625%, 6/1/23	1,390	1,445,600
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	5,530	5,640,600
Centennial Resource Production, LLC, 5.375%, 1/15/26(1)	1,460	1,485,550
Cheniere Corpus Christi Holdings, LLC, 5.125%, 6/30/27	2,195	2,271,825
Cheniere Corpus Christi Holdings, LLC, 5.875%, 3/31/25	4,370	4,716,869
Cheniere Corpus Christi Holdings, LLC, 7.00%, 6/30/24	5,095	5,805,116
Cheniere Energy Partners, L.P., 5.25%, 10/1/25(1)	5,065	5,172,631
Chesapeake Energy Corp., 8.00%, 12/15/22(1)	608	654,360
Continental Resources, Inc., 4.50%, 4/15/23	2,490	2,527,350
Covey Park Energy, LLC/Covey Park Finance Corp., 7.50%, 5/15/25(1)	2,495	2,638,462
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	8,865	8,975,812
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,660	3,788,100
Denbury Resources, Inc., 9.00%, 5/15/21(1)	1,770	1,818,675
Diamondback Energy, Inc., 4.75%, 11/1/24	1,080	1,097,550
Diamondback Energy, Inc., 5.375%, 5/31/25	2,870	2,988,387
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.50%, 1/30/26(1)	2,250	2,283,750
Endeavor Energy Resources, L.P./EER Finance, Inc., 5.75%, 1/30/28(1)	3,005	3,068,856
Energy Transfer Equity, L.P., 5.875%, 1/15/24	1,610	1,746,850
Energy Transfer Equity, L.P., 7.50%, 10/15/20	1,780	1,960,795
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(2)(3)	1,630	1,636,113
Ensco PLC, 7.75%, 2/1/26	2,880	2,871,000
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 11/29/24(1)	1,845	1,951,087
EP Energy, LLC/Everest Acquisition Finance, Inc., 8.00%, 2/15/25(1)	1,370	1,089,150
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)	5,525	5,537,431
Extraction Oil & Gas, Inc., 7.375%, 5/15/24(1)	1,250	1,359,375
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	5,735	6,064,762
Gulfport Energy Corp., 6.00%, 10/15/24	1,265	1,280,813

4

Security	Principal Amount* (000’s omitted)	Value
Gulfport Energy Corp., 6.625%, 5/1/23	5,570	$5,764,950
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.00%, 8/1/24(1)	1,165	1,223,250
Matador Resources Co., 6.875%, 4/15/23	3,970	4,188,350
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)	3,195	3,338,775
Murphy Oil Corp., 6.875%, 8/15/24	1,115	1,193,786
Nabors Industries, Inc., 5.75%, 2/1/25(1)	4,460	4,396,311
Newfield Exploration Co., 5.625%, 7/1/24	2,480	2,666,000
Newfield Exploration Co., 5.75%, 1/30/22	2,400	2,568,000
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	780	790,959
Oasis Petroleum, Inc., 6.50%, 11/1/21	935	957,206
Oasis Petroleum, Inc., 6.875%, 3/15/22	900	929,250
Oasis Petroleum, Inc., 6.875%, 1/15/23	4,625	4,781,094
Parsley Energy, LLC/Parsley Finance Corp., 5.25%, 8/15/25(1)	2,315	2,349,725
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)	2,625	2,664,375
Parsley Energy, LLC/Parsley Finance Corp., 5.625%, 10/15/27(1)	2,795	2,878,850
Parsley Energy, LLC/Parsley Finance Corp., 6.25%, 6/1/24(1)	2,935	3,103,762
PBF Holding Co., LLC/PBF Finance Corp., 7.00%, 11/15/23	5,755	6,071,525
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25	2,155	2,275,357
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	5,230	5,465,350
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(2)(3)	4,120	4,156,050
Precision Drilling Corp., 6.50%, 12/15/21	321	329,025
Precision Drilling Corp., 7.125%, 1/15/26(1)	1,095	1,141,538
Precision Drilling Corp., 7.75%, 12/15/23	195	210,113
QEP Resources, Inc., 5.625%, 3/1/26	1,470	1,508,338
Resolute Energy Corp., 8.50%, 5/1/20	1,195	1,206,950
RSP Permian, Inc., 6.625%, 10/1/22	3,135	3,299,587
SESI, LLC, 7.75%, 9/15/24(1)	495	533,363
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)	3,860	3,908,250
Seven Generations Energy, Ltd., 6.875%, 6/30/23(1)	1,890	2,022,300
Shelf Drilling Holdings, Ltd., 8.25%, 2/15/25(1)(5)	2,225	2,225,000
SM Energy Co., 5.625%, 6/1/25	1,850	1,840,750
SM Energy Co., 6.50%, 11/15/21	1,895	1,944,744
SM Energy Co., 6.50%, 1/1/23	2,820	2,890,500
SM Energy Co., 6.75%, 9/15/26	2,685	2,812,537
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(1)	2,140	2,184,983
Sunoco, L.P./Sunoco Finance Corp., 5.50%, 2/15/26(1)	1,145	1,171,850
Tallgrass Energy Partners, L.P./Tallgrass Energy Finance Corp., 5.50%, 1/15/28(1)	8,505	8,494,369
Tervita Escrow Corp., 7.625%, 12/1/21(1)	4,000	4,025,000
Transocean, Inc., 7.50%, 1/15/26(1)	1,550	1,617,348
Trinidad Drilling, Ltd., 6.625%, 2/15/25(1)	3,595	3,541,075
Weatherford International, Ltd., 8.25%, 6/15/23	755	800,300
Weatherford International, Ltd., 9.875%, 2/15/24	1,765	1,932,675
Whiting Petroleum Corp., 5.75%, 3/15/21	500	518,750
Whiting Petroleum Corp., 6.625%, 1/15/26(1)	4,550	4,663,750
WildHorse Resource Development Corp., 6.875%, 2/1/25	5,835	6,053,812
Williams Cos., Inc. (The), 3.70%, 1/15/23	3,295	3,286,762
Williams Cos., Inc. (The), 4.55%, 6/24/24	3,244	3,345,375
Williams Cos., Inc. (The), 5.75%, 6/24/44	2,910	3,223,116
WPX Energy, Inc., 7.50%, 8/1/20	1,246	1,351,910

		$232,187,968

5

Security	Principal Amount* (000’s omitted)	Value
Entertainment/Film — 0.4%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	6,515	$6,360,269
AMC Entertainment Holdings, Inc., 6.125%, 5/15/27	500	490,875

		$6,851,144

Environmental — 1.0%
Advanced Disposal Services, Inc., 5.625%, 11/15/24(1)	3,075	$3,182,625
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,194,856
Covanta Holding Corp., 5.875%, 3/1/24	2,710	2,757,425
Covanta Holding Corp., 5.875%, 7/1/25	4,607	4,699,140
Covanta Holding Corp., 6.375%, 10/1/22	2,845	2,919,681
Waste Pro USA, Inc., 5.50%, 2/15/26(1)(5)	1,475	1,508,188
Wrangler Buyer Corp., 6.00%, 10/1/25(1)	1,040	1,079,000

		$17,340,915

Food & Drug Retail — 0.3%
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 5.75%, 3/15/25	420	$376,950
Albertsons Cos., LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s, LLC, 6.625%, 6/15/24	1,770	1,690,350
Safeway, Inc., 7.45%, 9/15/27	3,054	2,672,250

		$4,739,550

Food/Beverage/Tobacco — 2.1%
Dean Foods Co., 6.50%, 3/15/23(1)	5,195	$5,156,037
Dole Food Co., Inc., 7.25%, 6/15/25(1)	4,110	4,387,425
Performance Food Group, Inc., 5.50%, 6/1/24(1)	515	533,025
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	1,040	1,053,000
Pilgrim’s Pride Corp., 5.875%, 9/30/27(1)	1,480	1,487,400
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24	1,075	1,143,596
Post Holdings, Inc., 5.00%, 8/15/26(1)	4,490	4,394,587
Post Holdings, Inc., 5.50%, 3/1/25(1)	4,300	4,439,750
Post Holdings, Inc., 5.625%, 1/15/28(1)	3,600	3,592,260
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,056,325
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	4,565	4,753,306
US Foods, Inc., 5.875%, 6/15/24(1)	3,725	3,901,938

		$35,898,649

Gaming — 3.4%
Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(1)	4,415	$4,393,411
Eldorado Resorts, Inc., 6.00%, 4/1/25	3,360	3,523,800
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	8,855	9,563,400
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	840	861,000
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,565,046
GLP Capital, L.P./GLP Financing II, Inc., 5.375%, 4/15/26	3,550	3,807,375
International Game Technology PLC, 6.50%, 2/15/25(1)	720	804,600
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	2,690	2,837,950
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	7,230	8,061,450
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26	2,390	2,372,075
MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc., 5.625%, 5/1/24	2,890	3,092,300
MGM Resorts International, 6.00%, 3/15/23	1,585	1,715,762
MGM Resorts International, 6.625%, 12/15/21	2,840	3,101,820
MGM Resorts International, 7.75%, 3/15/22	3,075	3,509,344

6

Security	Principal Amount* (000’s omitted)	Value
Scientific Games International, Inc., 7.00%, 1/1/22(1)	1,340	$1,417,050
Scientific Games International, Inc., 10.00%, 12/1/22	2,545	2,793,137
Studio City Co., Ltd., 7.25%, 11/30/21(1)	1,895	2,003,962
Tunica-Biloxi Gaming Authority, 3.78%, 12/15/20(1)	4,774	1,312,785

		$57,736,267

Health Care — 8.7%
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)	2,935	$2,942,338
Centene Corp., 4.75%, 5/15/22	885	924,825
Centene Corp., 4.75%, 1/15/25	5,365	5,472,300
Centene Corp., 5.625%, 2/15/21	2,250	2,318,918
Centene Corp., 6.125%, 2/15/24	3,740	3,983,100
CHS/Community Health Systems, Inc., 6.25%, 3/31/23	7,635	7,100,550
Eagle Holding Co. II, LLC, 7.625%, (7.625% Cash or 8.375% PIK), 5/15/22(1)(4)	860	878,275
Envision Healthcare Corp., 5.625%, 7/15/22	1,435	1,467,288
Envision Healthcare Corp., 6.25%, 12/1/24(1)	7,205	7,664,319
HCA Healthcare, Inc., 6.25%, 2/15/21	1,030	1,100,813
HCA, Inc., 5.25%, 6/15/26	2,745	2,877,584
HCA, Inc., 5.875%, 2/15/26	12,010	12,595,487
HCA, Inc., 6.50%, 2/15/20	505	539,719
HCA, Inc., 7.50%, 2/15/22	1,530	1,721,250
Hologic, Inc., 4.375%, 10/15/25(1)	2,420	2,426,050
Hologic, Inc., 5.25%, 7/15/22(1)	1,885	1,957,997
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc., 7.50%, 10/1/24(1)	3,684	4,015,560
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	8,135	8,440,062
Kinetic Concepts, Inc./KCI USA, Inc., 7.875%, 2/15/21(1)	2,360	2,451,450
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	6,430	7,370,387
MPH Acquisition Holdings, LLC, 7.125%, 6/1/24(1)	18,175	19,560,844
Polaris Intermediate Corp., 8.50%, 12/1/22(1)(4)	5,335	5,568,406
Teleflex, Inc., 4.625%, 11/15/27	2,310	2,310,000
Teleflex, Inc., 4.875%, 6/1/26	1,740	1,781,325
Teleflex, Inc., 5.25%, 6/15/24	845	878,800
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,698,786
Tenet Healthcare Corp., 6.75%, 6/15/23	2,105	2,083,950
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	1,435	1,523,898
Tenet Healthcare Corp., 8.125%, 4/1/22	3,300	3,417,579
Valeant Pharmaceuticals International, Inc., 5.50%, 11/1/25(1)	1,485	1,506,161
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	4,055	3,671,802
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(1)	2,855	2,998,606
Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24(1)	5,755	6,134,485
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	5,100	5,131,875
Valeant Pharmaceuticals International, Inc., 9.00%, 12/15/25(1)	3,615	3,722,329
WellCare Health Plans, Inc., 5.25%, 4/1/25	6,970	7,295,499

		$147,532,617

Homebuilders/Real Estate — 1.6%
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)	4,925	$5,035,812
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)	4,145	4,269,350
Mattamy Group Corp., 6.50%, 10/1/25(1)	2,880	3,049,200
Mattamy Group Corp., 6.875%, 12/15/23(1)	4,575	4,860,937
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,860	1,894,875

7

Security	Principal Amount* (000’s omitted)		Value
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24		2,565	$2,729,930
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23		4,724	5,326,590

			$27,166,694

Hotels — 0.6%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)		5,260	$5,312,600
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		3,180	3,173,258
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23		1,285	1,323,550

			$9,809,408

Insurance — 1.0%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 8.25%, 8/1/23(1)		4,670	$4,938,525
Ardonagh Midco 3 PLC, 8.625%, 7/15/23(1)		5,745	5,974,800
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, (8.125% Cash or 8.875% PIK), 7/15/19(1)(4)		2,620	2,623,275
Hub International, Ltd., 7.875%, 10/1/21(1)		3,690	3,842,213

			$17,378,813

Leisure — 0.8%
NCL Corp., Ltd., 4.75%, 12/15/21(1)		2,840	$2,935,850
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18		1,355	1,361,330
Viking Cruises, Ltd., 5.875%, 9/15/27(1)		7,035	7,087,763
Viking Cruises, Ltd., 6.25%, 5/15/25(1)		1,820	1,892,800

			$13,277,743

Metals/Mining — 4.0%
Alcoa Nederland Holding B.V., 6.75%, 9/30/24(1)		1,605	$1,753,462
Constellium N.V., 4.25%, 2/15/26(1)	EUR	6,000	7,611,432
Constellium N.V., 5.875%, 2/15/26(1)		2,850	2,914,125
Eldorado Gold Corp., 6.125%, 12/15/20(1)		7,765	7,648,525
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)		1,390	1,441,256
First Quantum Minerals, Ltd., 7.25%, 4/1/23(1)		4,600	4,881,750
First Quantum Minerals, Ltd., 7.50%, 4/1/25(1)		6,155	6,616,933
Freeport-McMoRan, Inc., 3.10%, 3/15/20		840	843,150
Freeport-McMoRan, Inc., 4.55%, 11/14/24		1,685	1,720,806
Hudbay Minerals, Inc., 7.25%, 1/15/23(1)		2,130	2,284,425
Hudbay Minerals, Inc., 7.625%, 1/15/25(1)		2,455	2,712,775
Imperial Metals Corp., 7.00%, 3/15/19(1)		935	892,925
New Gold, Inc., 6.25%, 11/15/22(1)		8,739	8,979,322
New Gold, Inc., 6.375%, 5/15/25(1)		1,505	1,591,538
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/1/22(1)		465	480,113
Novelis Corp., 5.875%, 9/30/26(1)		3,480	3,593,100
Novelis Corp., 6.25%, 8/15/24(1)		2,390	2,509,500
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.50%, 6/15/25(1)		3,270	3,441,675
Teck Resources, Ltd., 5.20%, 3/1/42		665	673,313
Teck Resources, Ltd., 5.40%, 2/1/43		1,545	1,595,213
Teck Resources, Ltd., 6.00%, 8/15/40		745	831,606
Teck Resources, Ltd., 8.50%, 6/1/24(1)		2,510	2,839,437

			$67,856,381

Paper — 0.1%
Mercer International, Inc., 5.50%, 1/15/26(1)		1,000	$1,015,000

			$1,015,000

8

Security	Principal Amount* (000’s omitted)	Value
Publishing/Printing — 0.2%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 7.875%, 5/15/24(1)	3,445	$3,397,631
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, (8.50% Cash or 9.25% PIK), 8/1/19(1)(4)	687	687,859

		$4,085,490

Railroad — 0.5%
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	7,710	$7,989,488

		$7,989,488

Restaurants — 1.6%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.25%, 5/15/24(1)	860	$847,100
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 4.625%, 1/15/22(1)	1,680	1,719,900
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 5.00%, 10/15/25(1)	7,250	7,295,312
Golden Nugget, Inc., 6.75%, 10/15/24(1)	8,555	8,865,119
Golden Nugget, Inc., 8.75%, 10/1/25(1)	4,500	4,815,000
IRB Holding Corp., 6.75%, 2/15/26(1)(5)	2,360	2,395,400
Yum! Brands, Inc., 3.875%, 11/1/20	855	862,481
Yum! Brands, Inc., 3.875%, 11/1/23	265	265,994
Yum! Brands, Inc., 5.30%, 9/15/19	600	620,250

		$27,686,556

Services — 5.1%
Aramark Services, Inc., 5.125%, 1/15/24	3,695	$3,819,706
BlueLine Rental Finance Corp./BlueLine Rental, LLC, 9.25%, 3/15/24(1)	2,150	2,343,500
Booz Allen Hamilton, Inc., 5.125%, 5/1/25(1)	735	738,675
Carlson Travel, Inc., 6.75%, 12/15/23(1)	2,525	2,509,219
Carlson Travel, Inc., 9.50%, 12/15/24(1)	1,800	1,674,000
Cloud Crane, LLC, 10.125%, 8/1/24(1)	4,253	4,816,522
Deck Chassis Acquisition, Inc., 10.00%, 6/15/23(1)	3,880	4,287,400
Exela Intermediate, LLC/Exela Finance, Inc., 10.00%, 7/15/23(1)	2,935	2,912,988
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,268,438
Gartner, Inc., 5.125%, 4/1/25(1)	2,910	3,032,802
Hertz Corp. (The), 5.50%, 10/15/24(1)	1,335	1,202,368
Hertz Corp. (The), 6.25%, 10/15/22	985	950,525
IHS Markit, Ltd., 5.00%, 11/1/22(1)	2,255	2,395,938
KAR Auction Services, Inc., 5.125%, 6/1/25(1)	3,310	3,363,787
Laureate Education, Inc., 8.25%, 5/1/25(1)	6,070	6,525,250
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	6,134	6,801,072
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	6,665	7,014,912
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	2,535	2,569,958
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	905	923,372
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	1,582	1,589,910
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	5,185	5,651,650
Team Health Holdings, Inc., 6.375%, 2/1/25(1)	5,800	5,437,500
TMS International Corp., 7.25%, 8/15/25(1)	3,275	3,446,937
United Rentals North America, Inc., 4.625%, 7/15/23	2,000	2,077,500
Vizient, Inc., 10.375%, 3/1/24(1)	5,685	6,424,050
West Corp., 8.50%, 10/15/25(1)	3,690	3,653,100

		$87,431,079

Steel — 0.5%
Allegheny Technologies, Inc., 5.95%, 1/15/21	970	$1,006,375

9

Security	Principal Amount* (000’s omitted)	Value
Allegheny Technologies, Inc., 7.875%, 8/15/23	3,655	$4,023,132
Big River Steel, LLC/BRS Finance Corp., 7.25%, 9/1/25(1)	1,720	1,849,000
Steel Dynamics, Inc., 5.50%, 10/1/24	505	526,462
United States Steel Corp., 8.375%, 7/1/21(1)	863	932,040
Zekelman Industries, Inc., 9.875%, 6/15/23(1)	295	331,138

		$8,668,147

Super Retail — 2.1%
Dollar Tree, Inc., 5.25%, 3/1/20	1,880	$1,909,939
Dollar Tree, Inc., 5.75%, 3/1/23	4,350	4,545,750
Hot Topic, Inc., 9.25%, 6/15/21(1)	3,425	3,399,312
L Brands, Inc., 6.875%, 11/1/35	3,235	3,323,963
L Brands, Inc., 8.50%, 6/15/19	3,620	3,918,650
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,364,174
Murphy Oil USA, Inc., 5.625%, 5/1/27	1,190	1,233,138
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,154,800
Party City Holdings, Inc., 6.125%, 8/15/23(1)	3,085	3,181,406
PVH Corp., 7.75%, 11/15/23	3,385	4,078,925
Sonic Automotive, Inc., 6.125%, 3/15/27	4,675	4,663,312

		$35,773,369

Technology — 8.1%
Camelot Finance S.A., 7.875%, 10/15/24(1)	2,465	$2,631,388
CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,600,000
CommScope Technologies, LLC, 5.00%, 3/15/27(1)	4,045	4,039,944
CommScope Technologies, LLC, 6.00%, 6/15/25(1)	4,350	4,598,776
Dell International, LLC/EMC Corp., 5.45%, 6/15/23(1)	2,490	2,678,644
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	1,940	2,013,972
Dell International, LLC/EMC Corp., 6.02%, 6/15/26(1)	6,685	7,329,945
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)	4,005	4,376,893
EIG Investors Corp., 10.875%, 2/1/24	4,750	5,296,250
Entegris, Inc., 4.625%, 2/10/26(1)	2,980	3,006,075
First Data Corp., 5.00%, 1/15/24(1)	3,060	3,151,800
First Data Corp., 7.00%, 12/1/23(1)	9,365	9,885,975
Infor (US), Inc., 5.75%, 8/15/20(1)	2,625	2,697,713
Infor (US), Inc., 6.50%, 5/15/22	4,485	4,647,581
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% Cash or 7.875% PIK), 5/1/21(1)(4)	3,120	3,198,000
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)	3,245	3,447,813
Match Group, Inc., 6.375%, 6/1/24	1,990	2,159,150
Microsemi Corp., 9.125%, 4/15/23(1)	3,460	3,875,200
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	3,240	3,314,925
Riverbed Technology, Inc., 8.875%, 3/1/23(1)	7,795	7,492,944
Seagate HDD Cayman, 4.75%, 1/1/25	1,490	1,481,215
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	8,995	9,714,600
Solera, LLC/Solera Finance, Inc., 10.50%, 3/1/24(1)	4,430	4,989,287
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23	3,230	3,403,613
Symantec Corp., 5.00%, 4/15/25(1)	2,125	2,172,449
Vantiv, LLC/Vanity Issuer Corp., 4.375%, 11/15/25(1)	2,250	2,238,750
Veritas US, Inc./Veritas Bermuda, Ltd., 7.50%, 2/1/23(1)	4,035	4,196,400
Veritas US, Inc./Veritas Bermuda, Ltd., 10.50%, 2/1/24(1)	5,145	5,260,762
Western Digital Corp., 4.75%, 2/15/26(5)	7,360	7,470,400
Western Digital Corp., 7.375%, 4/1/23(1)	4,935	5,385,319

10

Security	Principal Amount* (000’s omitted)	Value
Western Digital Corp., 10.50%, 4/1/24	8,255	$9,672,796

		$138,428,579

Telecommunications — 6.7%
CenturyLink, Inc., 6.75%, 12/1/23	2,030	$1,982,397
CenturyLink, Inc., 7.50%, 4/1/24	3,220	3,252,200
CyrusOne, L.P./CyrusOne Finance Corp., 5.375%, 3/15/27	725	755,813
Digicel, Ltd., 6.00%, 4/15/21(1)	4,250	4,223,437
Equinix, Inc., 5.875%, 1/15/26	3,890	4,142,850
Frontier California, Inc., 6.75%, 5/15/27	895	801,025
Frontier Communications Corp., 6.25%, 9/15/21	1,320	1,085,700
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,228,500
Frontier Communications Corp., 7.625%, 4/15/24	285	189,525
Frontier Communications Corp., 10.50%, 9/15/22	1,805	1,493,638
Hughes Satellite Systems Corp., 5.25%, 8/1/26	2,793	2,831,404
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,233,756
Hughes Satellite Systems Corp., 6.625%, 8/1/26	3,175	3,365,500
Intelsat Jackson Holdings S.A., 5.50%, 8/1/23	4,255	3,350,812
Intelsat Jackson Holdings S.A., 7.25%, 10/15/20	3,325	2,930,156
Intelsat Jackson Holdings S.A., 8.00%, 2/15/24(1)	3,485	3,667,962
Intelsat Jackson Holdings S.A., 9.75%, 7/15/25(1)	2,960	2,729,712
Level 3 Financing, Inc., 5.25%, 3/15/26	2,180	2,144,575
Level 3 Financing, Inc., 5.375%, 1/15/24	1,415	1,411,463
Level 3 Parent, LLC, 5.75%, 12/1/22	750	759,375
Qualitytech, L.P./QTS Finance Corp., 4.75%, 11/15/25(1)	2,220	2,247,750
SBA Communications Corp., 4.00%, 10/1/22(1)	2,295	2,272,050
SBA Communications Corp., 4.875%, 9/1/24	2,885	2,877,787
Sprint Capital Corp., 6.875%, 11/15/28	5,860	6,072,425
Sprint Communications, Inc., 6.00%, 11/15/22	945	945,000
Sprint Communications, Inc., 7.00%, 8/15/20	2,835	2,999,209
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,852	1,938,859
Sprint Corp., 7.125%, 6/15/24	2,270	2,306,888
Sprint Corp., 7.25%, 9/15/21	5,930	6,316,695
Sprint Corp., 7.625%, 2/15/25	3,285	3,416,400
Sprint Corp., 7.875%, 9/15/23	16,705	17,686,419
T-Mobile USA, Inc., 4.50%, 2/1/26	2,205	2,219,090
T-Mobile USA, Inc., 4.75%, 2/1/28	1,450	1,457,250
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,306,156
T-Mobile USA, Inc., 6.50%, 1/15/26	6,587	7,155,129
Zayo Group, LLC/Zayo Capital, Inc., 5.75%, 1/15/27(1)	2,240	2,282,112
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	2,081,475
Zayo Group, LLC/Zayo Capital, Inc., 6.375%, 5/15/25	2,655	2,794,387

		$113,954,881

Transportation Ex Air/Rail — 0.4%
CEVA Group PLC, 7.00%, 3/1/21(1)	1,245	$1,238,775
XPO Logistics, Inc., 6.125%, 9/1/23(1)	1,310	1,386,963
XPO Logistics, Inc., 6.50%, 6/15/22(1)	4,270	4,461,082

		$7,086,820

Utilities — 2.6%
AES Corp. (The), 5.125%, 9/1/27	365	$383,250
AES Corp. (The), 5.50%, 3/15/24	1,330	1,376,949

11

Security	Principal Amount* (000’s omitted)	Value
AES Corp. (The), 5.50%, 4/15/25	285	$297,825
AES Corp. (The), 6.00%, 5/15/26	5,725	6,181,282
Calpine Corp., 5.25%, 6/1/26(1)	2,210	2,176,850
Calpine Corp., 5.75%, 1/15/25	2,195	2,085,250
Dynegy, Inc., 7.375%, 11/1/22	3,085	3,266,706
Dynegy, Inc., 7.625%, 11/1/24	2,185	2,371,599
Dynegy, Inc., 8.00%, 1/15/25(1)	1,785	1,950,113
Dynegy, Inc., 8.034%, 2/2/24	615	651,900
Dynegy, Inc., 8.125%, 1/30/26(1)	2,320	2,567,196
NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(1)	1,485	1,496,138
NRG Energy, Inc., 5.75%, 1/15/28(1)	3,070	3,078,289
NRG Energy, Inc., 7.25%, 5/15/26	5,095	5,574,439
NRG Yield Operating, LLC, 5.00%, 9/15/26	2,960	2,989,600
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	1,410	1,397,663
TerraForm Power Operating, LLC, 5.00%, 1/31/28(1)	2,125	2,098,437
TerraForm Power Operating, LLC, 6.625%, 6/15/25(1)	3,995	4,374,525

		$44,318,011

Total Corporate Bonds & Notes (identified cost $1,423,308,710)		$1,470,505,944

Senior Floating-Rate Loans — 4.6%(6)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.4%
American Tire Distributors Holdings, Inc., Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing 9/1/21	$948	$959,883
Navistar International Corp., Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing 11/1/24	5,920	5,980,431

		$6,940,314

Broadcasting — 0.2%
Meredith Corp., Term Loan, Maturing 1/17/25(7)	$2,570	$2,600,118

		$2,600,118

Capital Goods — 0.1%
Cortes NP Acquisition Corporation, Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing 11/30/23	$2,106	$2,125,778

		$2,125,778

Energy — 0.5%
Chesapeake Energy Corporation, Term Loan, 8.95%, (3 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$7,065	$7,577,212
Drillship Hydra Owners, Inc., Term Loan, 8.00%, Maturing 9/20/24(8)	875	889,219

		$8,466,431

Gaming — 0.1%
Lago Resort & Casino, LLC, Term Loan, 11.19%, (3 mo. USD LIBOR + 9.50%), Maturing 3/7/22	$1,042	$1,031,964

		$1,031,964

12

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Health Care — 0.4%
Press Ganey Holdings, Inc., Term Loan, 4.57%, (1 mo. USD LIBOR + 3.00%), Maturing 10/21/23	$3,990	$4,038,117
Press Ganey Holdings, Inc., Term Loan - Second Lien, 8.07%, (1 mo. USD LIBOR + 6.50%), Maturing 10/21/24	2,626	2,658,776

		$6,696,893

Publishing/Printing — 0.1%
McGraw-Hill Global Education Holdings, LLC, Term Loan, 5.57%, (1 mo. USD LIBOR + 4.00%), Maturing 5/4/22	$1,990	$1,990,238

		$1,990,238

Services — 0.7%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 8.27%, (3 mo. USD LIBOR + 6.50%), Maturing 7/25/22	$6,060	$5,705,490
Applied Systems, Inc., Term Loan, 4.94%, (3 mo. USD LIBOR + 3.25%), Maturing 9/19/24	2,773	2,804,679
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 8.06%, (1 mo. USD LIBOR + 6.50%), Maturing 12/17/21	1,341	1,352,519
Direct ChassisLink, Inc., Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	2,145	2,203,988

		$12,066,676

Steel — 0.2%
Big River Steel, LLC, Term Loan, 6.69%, (3 mo. USD LIBOR + 5.00%), Maturing 8/23/23	$2,703	$2,733,636

		$2,733,636

Technology — 1.1%
EIG Investors Corp., Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), Maturing 2/9/23	$8,978	$9,063,926
Riverbed Technology, Inc., Term Loan, 4.83%, (1 mo. USD LIBOR + 3.25%), Maturing 4/24/22	832	821,715
Solera, LLC, Term Loan, 4.82%, (1 mo. USD LIBOR + 3.25%), Maturing 3/3/23	3,494	3,523,797
Veritas Bermuda Ltd., Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing 1/27/23	5,579	5,617,003

		$19,026,441

Telecommunications — 0.6%
Asurion, LLC, Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing 8/4/25	$8,900	$9,204,086
Intelsat Jackson Holdings S.A., Term Loan, 6.63%, Maturing 1/14/24(8)	1,640	1,651,275

		$10,855,361

Transportation Ex Air/Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21(8)	$500	$486,459
CEVA Intercompany B.V., Term Loan, 7.27%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	559	543,550
CEVA Logistics Canada, ULC, Term Loan, 7.27%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	96	93,715
CEVA Logistics US Holdings, Inc., Term Loan, 7.27%, (3 mo. USD LIBOR + 5.50%), Maturing 3/19/21	771	749,725

		$1,873,449

Utilities — 0.1%
TerraForm Power Operating, LLC, Term Loan, 4.15%, (3 mo. USD LIBOR + 2.75%), Maturing 11/8/22	$1,080	$1,093,500

		$1,093,500

13

		Value
Total Senior Floating-Rate Loans (identified cost $76,619,418)		$77,500,799

Convertible Bonds — 1.6%

Security	Principal Amount (000’s omitted)	Value
Gaming — 0.2%
Caesars Entertainment Corp., 5.00%, 10/1/24	$1,413	$2,974,162

		$2,974,162

Health Care — 0.1%
NuVasive, Inc., 2.25%, 3/15/21	$1,500	$1,608,587

		$1,608,587

Utilities — 1.3%
NextEra Energy Partners, L.P., 1.50%, 9/15/20(1)	$3,105	$3,130,604
NRG Yield, Inc., 3.25%, 6/1/20(1)	7,880	7,822,224
NRG Yield, Inc., 3.50%, 2/1/19(1)	4,450	4,522,744
Pattern Energy Group, Inc., 4.00%, 7/15/20	6,755	6,788,268

		$22,263,840

Total Convertible Bonds (identified cost $25,963,500)		$26,846,589

Asset-Backed Securities — 0.4%

Security	Principal Amount (000’s omitted)	Value
Thunderbolt Aircraft Lease, Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32(1)(9)	$7,667	$7,746,103

Total Asset-Backed Securities (identified cost $7,609,675)		$7,746,103

Common Stocks — 2.6%

Security	Shares	Value
Consumer Products — 0.2%
Antero Midstream Partners, L.P.	25,000	$760,500
HF Holdings, Inc.(10)(11)(12)	13,600	292,808
Spectrum Brands Holdings, Inc.	20,000	2,369,200

		$3,422,508

Energy — 0.5%
Ascent CNR Corp., Class A(10)(11)(12)	6,273,462	$1,405,255
Holly Energy Partners, L.P.	90,000	2,825,100
Nine Point Energy Holdings, Inc.(10)(11)(12)	27,073	199,799
Seven Generations Energy, Ltd., Class A(10)	265,561	3,702,741

		$8,132,895

14

Security	Shares	Value
Entertainment/Film — 0.1%
AMC Entertainment Holdings, Inc.	75,000	$960,000

		$960,000

Gaming — 0.6%
Caesars Entertainment Corp.(10)	427,989	$5,970,446
Melco Resorts & Entertainment, Ltd. ADR	125,000	3,722,500
New Cotai Participation Corp., Class B(10)(11)(12)	7	37,275

		$9,730,221

Health Care — 0.5%
Acadia Healthcare Co., Inc.(10)	140,000	$4,771,200
Envision Healthcare Corp.(10)	90,100	3,242,699
NuVasive, Inc.(10)	12,694	620,356

		$8,634,255

Metals/Mining — 0.2%
Constellium N.V., Class A(10)	275,000	$3,533,750

		$3,533,750

Services — 0.1%
Laureate Education, Inc.(10)	167,103	$2,406,283

		$2,406,283

Technology — 0.4%
CommScope Holding Co., Inc.(10)	150,000	$5,794,500
Worldpay, Inc., Class A(10)	24,000	1,927,440

		$7,721,940

Utilities — 0.0%(13)
NextEra Energy Partners, L.P.	12,100	$543,411

		$543,411

Total Common Stocks (identified cost $45,778,114)		$45,085,263

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Energy — 0.1%
Nine Point Energy Holdings, Inc., Series A, 12.00%(4)(10)(11)(12)	591	$867,570

Total Convertible Preferred Stocks (identified cost $591,000)		$867,570

Miscellaneous — 0.9%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%
ACC Claims Holdings, LLC(10)(12)	8,415,190	$0

		$0

15

Security	Principal Amount/ Shares	Value
Gaming — 0.9%
PGP Investors, LLC, Membership Interests(10)(11)(12)	25,714	$15,145,711

		$15,145,711

Technology — 0.0%
Avaya, Inc., Escrow Certificates(10)(12)	$695,000	$0

		$0

Total Miscellaneous (identified cost $8,868,750)		$15,145,711

Short-Term Investments — 1.8%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(14)	30,709,655	$30,712,726

Total Short-Term Investments (identified cost $30,709,556)		$30,712,726

Total Investments — 98.4% (identified cost $1,619,448,723)		$1,674,410,705

Other Assets, Less Liabilities — 1.6%		$26,850,686

Net Assets — 100.0%		$1,701,261,391

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $921,376,395 or 54.2% of the Portfolio’s net assets.

(2)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Represents a payment-in-kind security which may pay interest/dividends in additional principal/shares at the issuer’s discretion.

(5)	When-issued security.

(6)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

16

(7)	This Senior Loan will settle after January 31, 2018, at which time the interest rate will be determined.

(8)	Fixed-rate loan.

(9)	Multi-step coupon security. Interest rate represents the rate in effect at January 31, 2018.

(10)	Non-income producing security.

(11)	Restricted security.

(12)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(13)	Amount is less than 0.05%.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $114,776.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	3,592,781	EUR	3,020,250	State Street Bank and Trust Company	2/28/18	$—	$(163,152)
USD	3,766,310	CAD	4,638,023	State Street Bank and Trust Company	4/30/18	—	(8,383)
USD	3,862,767	EUR	3,097,787	State Street Bank and Trust Company	4/30/18	—	(5,788)
USD	11,382,563	EUR	9,127,885	State Street Bank and Trust Company	4/30/18	—	(16,453)

						$—	$(193,776)

Abbreviations:

ADR	-	American Depositary Receipt

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

USD	-	United States Dollar

Restricted Securities

At January 31, 2018, the Portfolio owned the following securities (representing 1.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

17

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	6,273,462	$0	$1,405,255
HF Holdings, Inc.	10/27/09	13,600	730,450	292,808
New Cotai Participation Corp., Class B	4/12/13	7	216,125	37,275
Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	27,073	1,460,655	199,799

Total Common Stocks			$2,407,230	$1,935,137

Convertible Preferred Stocks
Nine Point Energy Holdings, Inc., Series A, 12.00%	5/26/17	591	$591,000	$867,570

Total Convertible Preferred Stocks			$591,000	$867,570

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	25,714	$8,868,750	$15,145,711

Total Miscellaneous			$8,868,750	$15,145,711

Total Restricted Securities			$11,866,980	$17,948,418

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $193,776.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$1,470,505,944	$—	$1,470,505,944
Senior Floating-Rate Loans	—	77,500,799	—	77,500,799
Convertible Bonds	—	26,846,589	—	26,846,589
Asset-Backed Securities	—	7,746,103	—	7,746,103
Common Stocks	43,150,126	—	1,935,137	45,085,263
Convertible Preferred Stocks	—	—	867,570	867,570
Miscellaneous	—	—	15,145,711	15,145,711
Short-Term Investments	—	30,712,726	—	30,712,726
Total Investments	$43,150,126	$1,613,312,161	$17,948,418	$1,674,410,705

18

Liability Description	Level 1	Level 2	Level 3*	Total
Forward Foreign Currency Exchange Contracts	$—	$(193,776)	$—	$(193,776)
Total	$—	$(193,776)	$—	$(193,776)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

19

Eaton Vance

Multi-Strategy Absolute Return Fund

January 31, 2018 (Unaudited)

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Calvert Absolute Return Bond Fund, Eaton Vance Hexavest Global Equity Fund, Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds). The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At January 31, 2018, the Fund owned 0.1% of Eaton Vance Floating Rate Portfolio’s outstanding interests, 0.3% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests and 96.1% of MSAR Completion Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2018 is set forth below.

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Eaton Vance Floating Rate Portfolio (identified cost, $16,788,521)		$14,875,722	17.0%

Global Macro Absolute Return Advantage Portfolio (identified cost, $12,675,154)		13,489,970	15.4

MSAR Completion Portfolio (identified cost, $36,559,999)		36,423,762	41.6

Total Investments in Affiliated Portfolios (identified cost $66,023,674)		$64,789,454	74.0%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Calvert Absolute Return Bond Fund, Class I	868,831	$13,049,848	14.9%
Eaton Vance Hexavest Global Equity Fund, Class I	246,303	3,263,514	3.7
Parametric Emerging Markets Fund, Class R6	202,122	3,419,896	3.9
Parametric International Equity Fund, Class R6	230,396	3,320,009	3.8

Total Investments in Affiliated Investment Funds (identified cost $21,293,557)		$23,053,267	26.3%

Total Investments (identified cost $87,317,231)		$87,842,721	100.3%

Other Assets, Less Liabilities		$(275,583)	(0.3)%

Net Assets		$87,567,138	100.0%

2

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended January 31, 2018 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Calvert Absolute Return Bond Fund, Class I	332,081	536,750	—	868,831	$13,049,848	$52,571	$40,220	$—	$(58,568)
Eaton Vance Hexavest Global Equity Fund, Class I	232,426	13,877	—	246,303	3,263,514	50,506	127,254	—	20,052
Parametric Emerging Markets Fund, Class R6	198,813	3,309	—	202,122	3,419,896	51,711	—	—	300,499
Parametric International Equity Fund, Class R6	223,983	6,413	—	230,396	3,320,009	88,182	—	—	120,704

					$23,053,267	$242,970	$167,474	$—	$382,687

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2018 and October 31, 2017, the Fund’s investments in the Portfolios and Affiliated Investment Funds were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

3

Eaton Vance

Multi-Strategy All Market Fund

January 31, 2018 (Unaudited)

Eaton Vance Multi-Strategy All Market Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing a substantial portion of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates, in shares of Eaton Vance Hexavest Global Equity Fund, Eaton Vance International Small-Cap Fund, Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds) and by investing directly in other securities. The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At January 31, 2018, the Fund owned 0.1% of Eaton Vance Floating Rate Portfolio’s outstanding interests and 0.1% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests. The Fund’s Consolidated Portfolio of Investments at January 31, 2018 is set forth below.

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 19.7%

Description		Value
Eaton Vance Floating Rate Portfolio (identified cost, $6,162,558)		$5,757,227
Global Macro Absolute Return Advantage Portfolio (identified cost, $2,268,208)		1,910,096

Total Investments in Affiliated Portfolios (identified cost $8,430,766)		$7,667,323

Investments in Affiliated Investment Funds — 37.1%

Security	Shares	Value
Equity Funds
Eaton Vance Hexavest Global Equity Fund, Class I	580,532	$7,692,054
Eaton Vance International Small-Cap Fund, Class I	143,013	1,990,743
Parametric Emerging Markets Fund, Class R6	132,563	2,242,964
Parametric International Equity Fund, Class R6	172,507	2,485,819

Total Investments in Affiliated Investment Funds (identified cost $11,807,465)		$14,411,580

Collateralized Mortgage Obligations — 2.8%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class B1, 6.511%, (1 mo. USD LIBOR + 4.95%), 7/25/29(1)	$50	$55,985
Series 2017-DNA2, Class M2, 5.011%, (1 mo. USD LIBOR + 3.45%), 10/25/29(1)	400	437,640
Series 2017-DNA3, Class M2, 4.061%, (1 mo. USD LIBOR + 2.50%), 3/25/30(1)	150	155,564
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C04, Class 1M2, 5.811%, (1 mo. USD LIBOR + 4.25%), 1/25/29(1)	200	226,160
Series 2017-C03, Class 1M2, 4.561%, (1 mo. USD LIBOR + 3.00%), 10/25/29(1)	200	212,138

Total Collateralized Mortgage Obligations (identified cost $1,027,537)		$1,087,487

Commercial Mortgage-Backed Securities — 3.8%

Security	Principal Amount (000’s omitted)	Value
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.661%, 4/15/47(2)(3)	$150	$134,433
Series 2014-C22, Class D, 4.559%, 9/15/47(2)(3)	150	129,643
Series 2014-C23, Class D, 3.958%, 9/15/47(2)(3)	100	86,194
Series 2014-C25, Class C, 4.446%, 11/15/47(3)	200	200,497
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.408%, 8/15/46(2)(3)	150	147,836
Series 2014-DSTY, Class B, 3.771%, 6/10/27(2)	150	149,190

2

Security	Principal Amount (000’s omitted)	Value
Motel 6 Trust
Series 2017-MTL6, Class E, 4.81%, (1 mo. USD LIBOR + 3.25%), 8/15/34(1)(2)	$99	$100,109
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.544%, 5/10/45(2)(3)	150	149,607
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class D, 6.051%, 1/10/45(2)(3)	150	160,051
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.542%, 9/15/58(3)	100	98,810
WF-RBS Commercial Mortgage Trust
Series 2014-LC14, Class D, 4.586%, 3/15/47(2)(3)	150	127,827

Total Commercial Mortgage-Backed Securities (identified cost $1,510,610)		$1,484,197

Asset-Backed Securities — 3.4%

Security	Principal Amount (000’s omitted)	Value
Automotive — 0.6%
Avis Budget Rental Car Funding, LLC
Series 2013-2A, Class B, 3.66%, 2/20/20(2)	$150	$151,176
Drive Auto Receivables Trust
Series 2017-1, Class A3, 1.86%, 3/16/20	86	85,968

		$237,144

Other — 2.4%
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(2)	$65	$66,853
Consumer Loan Underlying Bond Credit Trust
Series 2017-P1, Class A, 2.42%, 9/15/23(2)	140	139,964
DB Master Finance, LLC
Series 2015-1A, Class A2II, 3.98%, 2/20/45(2)	146	146,370
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(2)	97	96,739
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A, 3.193%, 1/25/23(2)	200	199,974
Sierra Receivables Funding Co., LLC
Series 2014-1A, Class B, 2.42%, 3/20/30(2)	18	17,945
Series 2015-1A, Class B, 3.05%, 3/22/32(2)	27	27,121
Taco Bell Funding, LLC
Series 2016-1A, Class A2I, 3.832%, 5/25/46(2)	74	74,882
Wendys Funding, LLC
Series 2015-1A, Class A2II, 4.08%, 6/15/45(2)	147	149,980

		$919,828

Single Family Home Rental — 0.4%
Colony American Homes
Series 2014-1A, Class C, 3.41%, (1 mo. USD LIBOR + 1.85%), 5/17/31(1)(2)	$165	$165,652

		$165,652

Total Asset-Backed Securities (identified cost $1,321,309)		$1,322,624

3

Exchange-Traded Funds — 14.6%

Security	Shares		Value
Commodity Funds
iShares Gold Trust(4)		49,435	$638,700

			$638,700

Equity Funds
iShares Core S&P 500 ETF		6,518	$1,852,090
iShares Core S&P Mid-Cap ETF		2,266	441,961
iShares MSCI Eurozone ETF		9,524	442,104
iShares MSCI Japan ETF		14,800	931,512
Vanguard Value ETF		4,042	449,996
WisdomTree Japan Hedged Equity Fund		15,144	914,546

			$5,032,209

Total Exchange-Traded Funds (identified cost $4,754,901)			$5,670,909

U.S. Treasury Obligations — 5.1%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/27(5)		$2,017	$1,980,197

Total U.S. Treasury Obligations (identified cost $1,994,885)			$1,980,197

Foreign Government Bonds — 5.6%

Security	Principal Amount (000’s omitted)		Value
Japan — 5.6%
Japan Government CPI Linked Bond, 0.10%, 3/10/27(6)	JPY	221,914	$2,153,279

Total Japan			$2,153,279

Total Foreign Government Bonds (identified cost $2,048,922)			$2,153,279

Short-Term Investments — 2.9%

Description	Units		Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(7)		1,116,635	$1,116,747

Total Short-Term Investments (identified cost $1,116,640)			$1,116,747

Total Purchased Options — 0.1% (identified cost $30,934)			$36,198

4

Value
Total Investments — 95.1% (identified cost $34,043,969)	$36,930,541

Other Assets, Less Liabilities — 4.9%	$1,922,903

Net Assets — 100.0%	$38,853,444

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $2,421,546 or 6.2% of the Fund’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2018.

(4)	Non-income producing security.

(5)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $6,066.

(8)	Amount is less than 0.05%.

Call Options Purchased — 0.1%

Exchange-Traded Options — 0.1%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Russell 2000 Index	3	$472,495	$1,600	3/16/18	$6,810
S&P 500 Index	3	847,143	2,900	4/30/18	9,300
SPDR Gold Shares	30	382,950	123	3/16/18	16,200
U.S. Long Treasury Bond Futures 6/2018	4	587,125	152	5/25/18	3,313

Total					$35,623

Put Options Purchased — 0.0%(8)

Exchange-Traded Options — 0.0%(8)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
SPDR Gold Shares	50	$638,250	$117	3/16/18	$575

Total					$575

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,106,695	JPY	233,089,574	Bank of America, N.A.	2/28/18	$—	$(31,371)

						$—	$(31,371)

5

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	6	Long	Mar-18	$377,340	$4,995
STOXX Europe 600 Index	27	Long	Mar-18	659,534	11,355
Interest Rate Futures
Japan 10-Year Bond	2	Short	Mar-18	(2,753,870)	9,688
U.S. 2-Year Treasury Note	3	Short	Mar-18	(639,703)	3,228
U.S. 5-Year Treasury Note	29	Long	Mar-18	3,326,617	(34,692)
U.S. 10-Year Treasury Note	18	Long	Mar-18	2,188,406	(49,973)
U.S. Long Treasury Bond	5	Long	Mar-18	739,063	(21,414)
U.S. Ultra 10-Year Treasury Note	14	Short	Mar-18	(1,822,844)	49,635
U.S. Ultra-Long Treasury Bond	14	Long	Mar-18	2,267,125	(43,335)

					$(70,513)

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

STOXX	Europe 600 Index: Represents large, mid and small capitalization companies across 17 countries of the European region.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate		Termination Date	Net Unrealized Depreciation
Societe Generale	$1,800	Receives	SGI Smart Market Neutral Commodity 2 Index(1)(2) (pays upon termination)	Pays	0.65 (pays monthly	% )	10/3/18	$(910)
Societe Generale	900	Receives	SGI US Delta Cap Mean Reversion Index(1)(3) (pays upon termination)	Pays	0.50 (pays monthly	% )	10/3/18	(350)

								$(1,260)

(1)	Swap is subject to optional notional adjustments prior to the termination date whereby the Fund may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

(2)	Represents a custom index created by Societe Generale. Through the underlying commodity indices, the index follows a long/short, market-neutral investment strategy which tracks a deemed long position and a deemed short position in various commodity indices. The index targets a volatility of 6% and may adjust leverage daily in an attempt to meet this target. The components of the custom index as of January 31, 2018 are as follows:

Description	Number of Contracts	Value	Percentage
Long Futures Contracts:
Brent Crude Oil February 2018	15	$1,019,289	56.6%
Cocoa May 2018	1	20,708	1.2
Coffee May 2018	1	54,130	3.0
Corn July 2018	17	315,580	17.5
Cotton No. 2 May 2018	3	104,334	5.8
Feeder Cattle May 2018	1	82,513	4.6
Hard Red Winter Wheat December 2018	3	82,084	4.6

6

Description	Number of Contracts	Value	Percentage
Lean Hogs August 2018	5	$168,286	9.3%
Live Cattle June 2018	5	251,641	14.0
LME Copper April 2018	1	220,238	12.2
LME Lead April 2018	1	40,852	2.3
LME Nickel February 2018	1	36,642	2.0
LME Primary Aluminum April 2018	3	174,988	9.7
LME Zinc May 2018	1	68,898	3.8
Low Sulphur Gasoil May 2018	5	275,524	15.3
Natural Gas April 2018	6	164,653	9.1
NY Harbor ULSD November 2018	3	225,116	12.5
RBOB Gasoline April 2018	3	273,608	15.2
Soybean May 2018	5	228,025	12.7
Sugar No. 11 April 2018	8	113,016	6.3
Wheat December 2018	8	216,057	12.0
WTI Crude Oil April 2018	23	1,469,510	81.6
Short Futures Contracts:
Brent Crude Oil February 2018	(15)	(1,021,805)	(56.8)
Cocoa March 2018	(1)	(21,080)	(1.2)
Coffee March 2018	(1)	(54,710)	(3.0)
Corn March 2018	(17)	(311,539)	(17.3)
Cotton No. 2 March 2018	(3)	(106,004)	(5.9)
Feeder Cattle March 2018	(1)	(84,496)	(4.7)
Hard Red Winter Wheat March 2018	(3)	(74,481)	(4.1)
Lean Hogs April 2018	(5)	(151,783)	(8.4)
Live Cattle April 2018	(6)	(276,927)	(15.4)
LME Copper March 2018	(1)	(219,867)	(12.2)
LME Lead March 2018	(1)	(40,922)	(2.3)
LME Nickel March 2018	(1)	(36,686)	(2.0)
LME Primary Aluminum March 2018	(3)	(174,644)	(9.7)
LME Zinc March 2018	(1)	(69,124)	(3.8)
Low Sulphur Gasoil March 2018	(5)	(278,822)	(15.5)
Natural Gas February 2018	(6)	(173,214)	(9.6)
NY Harbor ULSD February 2018	(3)	(231,981)	(12.9)
RBOB Gasoline February 2018	(3)	(251,105)	(14.0)
Soybean March 2018	(5)	(232,288)	(12.9)
Sugar No. 11 February 2018	(8)	(115,210)	(6.4)
Wheat March 2018	(9)	(196,968)	(10.9)
WTI Crude Oil February 2018	(23)	(1,482,758)	(82.4)

(3)	Represents a custom index created by Societe Generale. The index takes hypothetical long positions in the daily variance and hypothetical short positions in the bi-weekly variance of the S&P 500 Index, while capping its maximum exposure to the underlying S&P 500 Index at an absolute value of 200%. The components of the custom index as of January 31, 2018 are as follows:

Description	Number of Units	Value	Percentage
S&P 500 Index	48	$136,262	15.1%

Abbreviations:

LIBOR	-	London Interbank Offered Rate

7

Currency Abbreviations:

JPY	-	Japanese Yen

USD	-	United States Dollar

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance AM Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2018 were $1,898,212 or 4.9% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

At January 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Fund is subject to the following risks:

Commodity Risk: The Fund invests in commodities-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk: The Fund enters into equity index futures contracts, options on equity indices and total return swaps on a security, basket of securities or an index to hedge against fluctuations in securities prices and to enhance total return.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates.

Interest Rate Risk: The Fund enters into interest rate futures contracts and options thereon to manage the effective duration of the Fund and to hedge against fluctuations in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Purchased options	$16,775	$—
Commodity	Total return swaps	—	(910)

Total		$16,775	$(910)

Equity Price	Financial futures contracts*	$16,350	$—
Equity Price	Purchased options	16,110	—
Equity Price	Total return swaps	—	(350)

Total		$32,460	$(350)

Foreign Exchange	Forward foreign currency exchange contracts	$—	$(31,371)

Total		$—	$(31,371)

Interest Rate	Financial futures contracts*	$62,551	$(149,414)
Interest Rate	Purchased options	3,313	—

Total		$65,864	$(149,414)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

8

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended January 31, 2018 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Capital gains distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Eaton Vance Hexavest Global Equity Fund, Class I	633,101	—	(52,569)	580,532	$7,692,054	$126,150	$317,841	$69,540	$(25,771)
Eaton Vance International Small-Cap Fund, Class I	82,858	60,155	—	143,013	1,990,743	23,589	29,639	—	88,237
Parametric Emerging Markets Fund, Class R6	132,563	—	—	132,563	2,242,964	34,480	—	—	197,519
Parametric International Equity Fund, Class R6	172,507	—	—	172,507	2,485,819	67,916	—	—	89,703

					$14,411,580	$252,135	$347,480	$69,540	$349,688

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments in securities, investments in the Portfolios and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$7,667,323	$—	$—	$7,667,323
Investments in Affiliated Investment Funds	14,411,580	—	—	14,411,580
Collateralized Mortgage Obligations	—	1,087,487	—	1,087,487
Commercial Mortgage-Backed Securities	—	1,484,197	—	1,484,197
Asset-Backed Securities	—	1,322,624	—	1,322,624
Exchange-Traded Funds	5,670,909	—	—	5,670,909
U.S. Treasury Obligations	—	1,980,197	—	1,980,197
Foreign Government Bonds	—	2,153,279	—	2,153,279
Short-Term Investments	—	1,116,747	—	1,116,747
Call Options Purchased	35,623	—	—	35,623
Put Options Purchased	575	—	—	575
Total Investments	$27,786,010	$9,144,531	$—	$36,930,541
Futures Contracts	$67,546	$11,355	$—	$78,901
Total	$27,853,556	$9,155,886	$—	$37,009,442

9

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$(31,371)	$—	$(31,371)
Futures Contracts	(149,414)	—	—	(149,414)
Swap Contracts	—	(1,260)	—	(1,260)
Total	$(149,414)	$(32,631)	$—	$(182,045)

The Fund held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

10

Parametric Tax-Managed International Equity Fund

January 31, 2018 (Unaudited)

Parametric Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2018, the value of the Fund’s investment in the Portfolio was $42,839,859 and the Fund owned 53.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.7%

Security	Shares	Value
Australia — 8.8%
AGL Energy, Ltd.	18,259	$344,012
Altium, Ltd.	6,000	73,563
Alumina, Ltd.	20,000	38,675
Amcor, Ltd.	5,650	66,066
AMP, Ltd.	7,605	32,123
ARB Corp., Ltd.	2,741	40,435
Aristocrat Leisure, Ltd.	8,007	153,845
Asaleo Care, Ltd.	27,800	36,439
Atlassian Corp. PLC, Class A(1)	2,300	124,177
Aurizon Holdings, Ltd.	7,700	28,968
AusNet Services	69,165	94,399
Australian Pharmaceutical Industries, Ltd.	30,804	37,108
Beach Energy, Ltd.	78,606	82,269
Blackmores, Ltd.	519	64,918
BlueScope Steel, Ltd.	3,500	40,645
Boral, Ltd.	11,300	72,609
Brambles, Ltd.	17,422	138,552
Caltex Australia, Ltd.	4,560	127,634
carsales.com, Ltd.	7,072	85,424
Class, Ltd.	12,536	30,163
Cleanaway Waste Management, Ltd.	36,318	42,188
Coca-Cola Amatil, Ltd.	11,103	74,944
Cochlear, Ltd.	850	118,635
Commonwealth Bank of Australia	3,589	227,707
CSL, Ltd.	4,197	493,480
Dexus	10,420	79,987
DuluxGroup, Ltd.	5,657	33,223
Goodman Group	15,078	98,393
GPT Group (The)	11,738	47,579
GrainCorp, Ltd., Class A	7,142	42,575
GWA Group, Ltd.	11,241	25,495
Hansen Technologies, Ltd.	14,633	44,788
Harvey Norman Holdings, Ltd.	17,000	61,721
Incitec Pivot, Ltd.	11,120	33,285
Insurance Australia Group, Ltd.	5,685	33,109
Integrated Research, Ltd.	9,777	29,473
Investa Office Fund	13,624	48,568
InvoCare, Ltd.	2,407	29,493
James Hardie Industries PLC CDI	4,004	70,067
JB Hi-Fi, Ltd.	3,464	81,505
Link Administration Holdings, Ltd.	13,718	98,620
Macquarie Atlas Roads Group	10,339	47,834
Metcash, Ltd.	29,937	77,205
Mirvac Group	41,842	74,351
Monash IVF Group, Ltd.	20,105	21,750
National Australia Bank, Ltd.	4,515	105,773

1

Security	Shares	Value
Navitas, Ltd.	9,965	$37,677
Newcrest Mining, Ltd.	2,354	43,051
Oil Search, Ltd.	19,405	118,352
Orica, Ltd.	4,147	63,963
Qantas Airways, Ltd.	19,011	80,567
REA Group, Ltd.	1,667	99,031
Rio Tinto, Ltd.	2,553	157,184
Scentre Group	37,835	126,957
South32, Ltd.	29,822	91,579
Southern Cross Media Group, Ltd.	63,616	60,100
Spark Infrastructure Group	66,000	122,971
SpeedCast International, Ltd.	16,723	73,569
Star Entertainment Group, Ltd. (The)	9,459	46,136
Stockland	22,834	77,883
Suncorp Group, Ltd.	5,267	57,917
Super Retail Group, Ltd.	4,935	34,788
Sydney Airport	17,791	97,626
Tabcorp Holdings, Ltd.	33,179	138,116
Technology One, Ltd.	10,774	42,653
Telstra Corp., Ltd.	108,271	320,109
Tox Free Solutions, Ltd.	9,194	25,242
Transurban Group	15,294	148,069
Vicinity Centres	33,285	72,358
Washington H. Soul Pattinson & Co., Ltd.	4,310	59,768
Wesfarmers, Ltd.	10,096	356,112
Westpac Banking Corp.	8,556	213,172
WiseTech Global, Ltd.	4,806	60,033
Woodside Petroleum, Ltd.	12,096	322,950

		$7,001,705

Austria — 1.2%
ams AG	868	$80,208
ANDRITZ AG	758	45,506
BUWOG AG	1,234	44,353
CA Immobilien Anlagen AG	1,563	48,015
Erste Group Bank AG	1,664	83,816
EVN AG	2,151	44,060
Lenzing AG	182	23,157
Oesterreichische Post AG	1,473	70,158
OMV AG	1,960	126,197
POLYTEC Holding AG	1,487	34,692
Rhi Magnesita NV(1)	859	55,519
S IMMO AG	1,664	31,150
S&T AG	1,550	42,629
Telekom Austria AG	4,400	42,535
UNIQA Insurance Group AG	3,635	44,772
Verbund AG	2,690	74,606
Wienerberger AG	1,390	37,930

		$929,303

Belgium — 2.3%
Aedifica SA	624	$60,039
Ageas	1,164	61,545
Anheuser-Busch InBev SA/NV	2,094	237,165
Barco NV	428	52,789

2

Security	Shares	Value
Bekaert SA	1,080	$49,063
bpost SA	3,481	115,739
Cofinimmo	694	93,335
Colruyt SA	478	26,462
Econocom Group SA/NV	10,730	89,566
Elia System Operator SA/NV	500	30,727
Euronav SA	2,460	20,954
Groupe Bruxelles Lambert SA	721	84,937
Ion Beam Applications	987	30,162
KBC Group NV	1,043	100,280
Proximus SA	4,820	162,549
Retail Estates NV	566	51,964
Solvay SA	549	79,492
Telenet Group Holding NV(1)	2,650	203,862
UCB SA	2,340	203,961
Umicore SA	1,431	75,334

		$1,829,925

Denmark — 2.1%
Carlsberg A/S, Class B	1,222	$157,074
Chr. Hansen Holding A/S	850	74,265
Coloplast A/S, Class B	493	43,829
Columbus AS	15,544	39,305
Danske Bank A/S	4,227	171,645
Dfds A/S	623	37,383
DSV A/S	969	79,671
ISS A/S	813	31,720
Nets A/S(1)(2)	3,281	90,325
Novo Nordisk A/S, Class B	3,886	215,667
Novozymes A/S, Class B	1,970	109,286
Orsted A/S(2)	3,312	201,050
Pandora A/S	1,843	174,652
Rockwool International A/S	97	27,096
Royal Unibrew A/S	730	44,364
TDC A/S	20,226	135,000
Topdanmark A/S(1)	972	46,436
Vestas Wind Systems A/S	658	44,881

		$1,723,649

Finland — 2.3%
Amer Sports Oyj	3,072	$86,727
Citycon Oyj	12,000	33,313
DNA Oyj	1,977	37,084
Elisa Oyj	3,299	140,416
Fortum Oyj	8,212	178,083
Huhtamaki Oyj	736	31,419
Kemira Oyj	2,727	38,605
Kesko Oyj, Class B	1,695	98,861
Kone Oyj, Class B	1,663	95,199
Neste Oyj	3,648	252,475
Nokia Oyj	29,010	139,931
Nokian Renkaat Oyj	1,252	63,255
Oriola Oyj, Series B	8,766	31,195
Orion Oyj, Class B	3,775	151,431
Raisio Oyj, Class V	7,000	38,801

3

Security	Shares	Value
Sampo Oyj, Class A	2,829	$164,359
Technopolis Oyj	12,850	64,724
Tieto Oyj	956	33,231
UPM-Kymmene Oyj	3,184	107,360
Uponor Oyj	1,630	34,504
Valmet Oyj	1,377	30,897

		$1,851,870

France — 8.9%
Air Liquide SA	4,757	$641,462
Airbus SE	1,329	152,833
Alten SA	634	64,183
Altran Technologies SA	1,910	35,536
Amundi SA(2)	408	38,498
Atos SE	823	129,792
AXA SA	4,600	151,282
BioMerieux	347	32,852
BNP Paribas SA	3,858	318,647
Bouygues SA	672	37,349
CNP Assurances	2,759	70,713
Danone SA	4,217	362,942
Dassault Systemes SE	1,383	159,436
Engie SA	24,589	426,966
Essilor International Cie Generale d’Optique SA	871	123,651
Eutelsat Communications SA	985	21,680
Gecina SA	713	139,319
Getlink SE	2,197	30,811
Hermes International	176	97,284
ICADE	757	82,096
Iliad SA	301	77,877
Ingenico Group SA	754	85,823
Kering	175	88,646
L’Oreal SA	1,182	268,615
Lagardere SCA	1,361	42,446
Legrand SA	560	46,591
LVMH Moet Hennessy Louis Vuitton SE	690	216,143
Mercialys SA	2,000	45,457
Nexity SA	1,000	60,256
Orange SA	31,131	562,527
Orpea	620	77,380
Rubis SCA	846	62,394
Safran SA	819	92,532
Sanofi	4,521	398,986
SCOR SE	1,284	57,469
Societe BIC SA	422	48,325
Sodexo SA	251	32,174
SOITEC(1)	430	35,272
Sopra Steria Group	268	54,389
Suez	5,207	77,618
Thales SA	600	67,256
Total SA	11,047	640,504
Ubisoft Entertainment SA(1)	1,067	91,318
Unibail-Rodamco SE	1,203	308,575
Veolia Environnement SA	1,204	30,351
Vinci SA	1,776	191,948

4

Security	Shares	Value
Vivendi SA	5,190	$152,065
Wendel SA	200	37,291
Worldline SA(1)(2)	628	35,504

		$7,103,064

Germany — 8.8%
adidas AG	496	$115,258
ADO Properties SA(2)	1,356	73,065
Allianz SE	1,913	483,848
alstria office REIT AG	5,110	80,693
Aurubis AG	569	59,792
BASF SE	3,330	390,535
Bayer AG	3,016	395,208
Bechtle AG	400	36,481
Beiersdorf AG	1,213	143,820
Brenntag AG	492	31,940
Continental AG	340	102,139
Daimler AG	2,800	256,443
Deutsche Boerse AG	570	73,254
Deutsche Lufthansa AG	975	34,830
Deutsche Post AG	3,135	148,080
Deutsche Telekom AG	30,496	534,901
Deutsche Wohnen SE, Bearer Shares	4,814	217,668
E.ON SE	35,060	368,518
Freenet AG	2,009	77,037
Fresenius Medical Care AG & Co. KGaA	705	81,260
Fresenius SE & Co. KGaA	1,592	139,342
GEA Group AG	1,196	59,486
Gerresheimer AG	366	31,968
Grand City Properties SA	4,854	118,147
Henkel AG & Co. KGaA	1,237	154,841
Henkel AG & Co. KGaA, PFC Shares	2,602	363,876
Hugo Boss AG	356	32,696
Innogy SE(2)	2,800	106,744
KWS Saat SE	85	35,884
LEG Immobilien AG	1,088	122,787
Linde AG	1,079	246,184
MAN SE	432	51,397
Merck KGaA	695	76,074
MTU Aero Engines AG	316	56,649
Muenchener Rueckversicherungs-Gesellschaft AG	660	155,276
ProSiebenSat.1 Media SE	1,883	72,137
RWE AG, PFC Shares	1,810	31,656
SAP SE	3,623	409,908
Scout24 AG(2)	1,500	69,471
Siemens AG	2,194	333,058
Software AG	800	43,422
Symrise AG	358	30,001
Telefonica Deutschland Holding AG(2)	8,948	45,231
TLG Immobilien AG	3,290	92,641
TUI AG	2,680	60,590
Uniper SE	3,875	115,681
United Internet AG	1,400	102,145
Volkswagen AG	330	73,215

5

Security	Shares	Value
Wirecard AG	366	$45,632
Zalando SE(1)(2)	820	48,062

		$7,028,971

Hong Kong — 4.4%
AIA Group, Ltd.	15,600	$133,247
ASM Pacific Technology, Ltd.	7,800	106,240
China Cord Blood Corp.(1)	5,000	52,050
China Regenerative Medicine International, Ltd.(1)	1,025,000	23,762
Chow Sang Sang Holdings International, Ltd.	13,000	31,431
CK Asset Holdings, Ltd.	10,000	95,156
CK Infrastructure Holdings, Ltd.	13,000	115,692
CLP Holdings, Ltd.	23,500	239,430
Esprit Holdings, Ltd.(1)	27,800	11,186
First Pacific Co., Ltd.	106,000	75,602
G-Resources Group, Ltd.(1)	1,212,000	14,829
Hang Lung Group, Ltd.	6,000	22,774
Hang Seng Bank, Ltd.	5,200	123,549
HC International, Inc.	31,000	23,212
Henderson Land Development Co., Ltd.	6,000	41,872
HK Electric Investments & HK Electric Investments, Ltd.(2)	34,000	31,395
HKBN, Ltd.	55,000	69,222
HKT Trust and HKT, Ltd.	85,000	106,301
Hong Kong & China Gas Co., Ltd.	77,000	152,085
Hong Kong Exchanges and Clearing, Ltd.	6,400	241,444
Hongkong Land Holdings, Ltd.	13,000	93,617
Hysan Development Co., Ltd.	7,000	39,056
I-CABLE Communications, Ltd.(1)	3,065	85
Jardine Matheson Holdings, Ltd.	2,400	152,342
Jardine Strategic Holdings, Ltd.	3,000	119,348
Johnson Electric Holdings, Ltd.	7,875	32,134
Kerry Properties, Ltd.	10,000	47,824
KuangChi Science, Ltd.(1)	120,000	34,635
Landing International Development, Ltd.(1)	1,920,000	85,468
Li & Fung, Ltd.	80,000	40,754
Link REIT	11,500	101,780
MGM China Holdings, Ltd.	31,200	95,934
MTR Corp., Ltd.	19,000	108,663
New World Development Co., Ltd.	21,000	33,851
NWS Holdings, Ltd.	42,000	81,633
RM Group Holdings, Ltd.(1)	128,000	21,599
Sands China, Ltd.	10,400	61,804
Shangri-La Asia, Ltd.	22,000	55,783
Sino Land Co., Ltd.	22,000	40,575
SJM Holdings, Ltd.	60,000	59,832
Swire Pacific, Ltd., Class A	4,000	39,924
Techtronic Industries Co., Ltd.	19,000	126,598
Television Broadcasts, Ltd.	14,600	52,092
Town Health International Medical Group, Ltd.(3)	266,000	18,770
Vitasoy International Holdings, Ltd.	38,000	97,162
VTech Holdings, Ltd.	7,100	97,937
Yuan Heng Gas Holdings, Ltd.(1)	280,000	32,903
Yue Yuen Industrial Holdings, Ltd.	10,500	47,452

		$3,530,034

6

Security	Shares	Value
Ireland — 2.2%
Bank of Ireland Group PLC(1)	28,763	$280,857
C&C Group PLC	10,000	37,462
Cairn Homes PLC(1)	18,600	43,820
CRH PLC	6,262	232,559
DCC PLC	1,409	148,096
Grafton Group PLC	9,729	109,207
Hibernia REIT PLC	44,450	84,709
ICON PLC(1)	1,512	165,594
Irish Residential Properties REIT PLC	42,500	79,104
Kerry Group PLC, Class A	1,947	207,473
Paddy Power Betfair PLC	1,739	201,812
Smurfit Kappa Group PLC	1,300	45,622
UDG Healthcare PLC	8,000	93,186

		$1,729,501

Israel — 2.3%
Amot Investments, Ltd.	5,499	$32,864
Azrieli Group, Ltd.	1,066	58,020
Bank Hapoalim B.M.	15,152	113,204
Bezeq The Israeli Telecommunication Corp., Ltd.	112,262	185,034
Check Point Software Technologies, Ltd.(1)	925	95,654
Delek Automotive Systems, Ltd.	4,964	38,549
Delta-Galil Industries, Ltd.	2,301	81,402
Elbit Systems, Ltd.	1,014	153,151
Electra, Ltd.	173	46,189
Frutarom Industries, Ltd.	2,095	218,396
Israel Discount Bank, Ltd., Series A(1)	10,120	30,273
Jerusalem Oil Exploration(1)	620	38,433
Kenon Holdings, Ltd.(1)	672	20,076
Melisron, Ltd.	729	32,593
Mizrahi Tefahot Bank, Ltd.	1,469	28,591
Nice, Ltd.	490	44,608
Oil Refineries, Ltd.	139,185	65,922
Orbotech, Ltd.(1)	716	38,134
Paz Oil Co., Ltd.	464	79,928
Reit 1, Ltd.	7,407	33,734
Sella Capital Real Estate, Ltd.	15,640	33,410
Shufersal, Ltd.	14,250	102,586
SodaStream International, Ltd.(1)	500	39,315
Teva Pharmaceutical Industries, Ltd. ADR	10,467	213,631

		$1,823,697

Italy — 4.5%
Amplifon SpA	6,312	$112,245
Ansaldo STS SpA(1)	2,606	39,462
Assicurazioni Generali SpA	4,184	83,007
Atlantia SpA	4,194	138,820
Beni Stabili SpA SIIQ	54,219	50,228
Brembo SpA	2,325	37,550
Buzzi Unicem SpA	3,523	103,439
CIR SpA	19,905	28,872
Davide Campari-Milano SpA	18,866	150,270
De’Longhi SpA	1,200	40,370
Ei Towers SpA	3,089	188,753

7

Security	Shares	Value
Enav SpA(2)	5,849	$30,612
Enel SpA	41,440	263,450
ENI SpA	15,950	287,135
EXOR NV	1,016	78,543
Ferrari NV	868	103,560
Infrastrutture Wireless Italiane SpA(2)	25,801	186,463
International Game Technology PLC	2,116	61,512
Interpump Group SpA	778	28,049
Intesa Sanpaolo SpA	41,731	163,967
Italgas SpA	7,381	45,604
Italmobiliare SpA	1,360	41,542
Leonardo SpA	4,673	56,401
Luxottica Group SpA	1,065	68,478
Mediobanca Banca di Credito Finanziario SpA	2,651	32,241
Moncler SpA	1,030	33,944
Parmalat SpA	9,525	36,979
Poste Italiane SpA(2)	5,564	46,044
Prada SpA	6,900	28,269
Prysmian SpA	1,409	49,566
Recordati SpA	3,982	181,334
Reply SpA	996	64,702
Salvatore Ferragamo SpA	941	26,508
Snam SpA	16,776	81,603
STMicroelectronics NV	15,684	374,936
Tenaris SA	3,146	54,953
Terna Rete Elettrica Nazionale SpA	12,961	78,080
UnipolSai Assicurazioni SpA	20,058	51,859
Yoox Net-A-Porter Group SpA(1)	800	37,576

		$3,566,926

Japan — 13.1%
Activia Properties, Inc.	12	$53,476
Aeon Mall Co., Ltd.	1,800	39,663
Air Water, Inc.	2,000	42,918
Aisin Seiki Co., Ltd.	1,000	58,532
Ajinomoto Co., Inc.	2,100	39,946
ANA Holdings, Inc.	1,100	44,875
Asahi Group Holdings, Ltd.	1,500	75,784
Asahi Intecc Co., Ltd.	1,000	38,417
Asahi Kasei Corp.	6,000	78,720
Astellas Pharma, Inc.	8,900	117,046
Bandai Namco Holdings, Inc.	1,300	42,543
Bridgestone Corp.	900	43,925
Canon, Inc.	3,000	119,700
Central Japan Railway Co.	200	37,992
Chiba Bank, Ltd. (The)	4,000	34,823
Chugai Pharmaceutical Co., Ltd.	1,500	79,278
Chugoku Electric Power Co., Inc. (The)	4,500	49,850
Citizen Watch Co., Ltd.	4,100	31,502
Concordia Financial Group, Ltd.	11,700	71,343
Credit Saison Co., Ltd.	1,400	25,578
Daicel Corp.	3,400	41,344
Daido Steel Co., Ltd.	700	41,406
Daikin Industries, Ltd.	500	60,330
Daishi Bank, Ltd. (The)	900	42,721

8

Security	Shares	Value
Daito Trust Construction Co., Ltd.	400	$70,106
Daiwa House Industry Co., Ltd.	3,100	122,787
Daiwa House REIT Investment Corp.	23	56,538
Daiwa Securities Group, Inc.	7,000	50,390
Denso Corp.	1,000	62,866
Dentsu, Inc.	1,000	44,869
East Japan Railway Co.	600	59,889
Eisai Co., Ltd.	1,500	85,366
FamilyMart UNY Holdings Co., Ltd.	500	33,627
Fancl Corp.	1,100	34,609
FANUC Corp.	300	81,426
Fast Retailing Co., Ltd.	200	89,517
Frontier Real Estate Investment Corp.	8	33,410
FUJIFILM Holdings Corp.	1,000	38,547
Fukuoka Financial Group, Inc.	7,000	40,732
GLP J-Reit	28	32,459
Gunma Bank, Ltd. (The)	5,000	30,258
Hankyu Hanshin Holdings, Inc.	1,000	40,402
Hirose Electric Co., Ltd.	300	45,171
Hisamitsu Pharmaceutical Co., Inc.	900	61,683
Hulic Co., Ltd.	4,000	50,854
Idemitsu Kosan Co., Ltd.	2,600	97,600
Ito En, Ltd.	1,400	57,959
ITOCHU Corp.	3,300	64,933
Iyo Bank, Ltd. (The)	4,600	37,980
Japan Airlines Co., Ltd.	1,400	52,903
Japan Exchange Group, Inc.	2,100	37,921
Japan Hotel REIT Investment Corp.	63	46,739
Japan Prime Realty Investment Corp.	11	38,882
Japan Real Estate Investment Corp.	13	66,850
Japan Retail Fund Investment Corp.	31	61,875
Japan Tobacco, Inc.	3,200	106,047
JXTG Holdings, Inc.	31,100	207,051
Kajima Corp.	4,000	39,712
Kakaku.com, Inc.	1,900	33,382
Kamigumi Co., Ltd.	1,500	33,014
Kansai Electric Power Co., Inc. (The)	8,600	107,162
Kansai Paint Co., Ltd.	1,100	27,208
Kao Corp.	1,200	83,386
KDDI Corp.	16,800	426,355
Kenedix Office Investment Corp.	6	37,793
Keyence Corp.	200	122,221
Kikkoman Corp.	1,700	70,584
Kintetsu Group Holdings Co., Ltd.	800	31,675
Kirin Holdings Co., Ltd.	3,200	80,160
Kuraray Co., Ltd.	2,500	46,958
Kyocera Corp.	1,100	73,431
KYORIN Holdings, Inc.	2,800	52,956
Kyowa Hakko Kirin Co., Ltd.	2,000	39,017
Kyushu Electric Power Co., Inc.	4,800	52,769
Lawson, Inc.	300	20,345
Leopalace21 Corp.	4,200	34,892
Lion Corp.	2,100	39,404
LIXIL Group Corp.	1,500	42,268

9

Security	Shares	Value
M3, Inc.	1,200	$43,989
Makita Corp.	1,000	47,244
Marubeni Corp.	7,000	52,647
Maruichi Steel Tube, Ltd.	1,200	36,117
Megmilk Snow Brand Co., Ltd.	1,400	40,434
MEIJI Holdings Co., Ltd.	500	41,936
Miraca Holdings, Inc.	1,300	59,380
Mitsubishi Motors Corp.	6,600	49,110
Mitsui & Co., Ltd.	3,900	68,618
Mizuho Financial Group, Inc.	75,500	143,129
Mori Hills REIT Investment Corp.	25	31,432
MS&AD Insurance Group Holdings, Inc.	1,800	61,486
NEC Corp.	1,500	45,353
NH Foods, Ltd.	2,000	48,176
Nikon Corp.	1,500	29,252
Nintendo Co., Ltd.	300	135,874
Nippon Accommodations Fund, Inc.	8	36,212
Nippon Building Fund, Inc.	7	37,553
Nippon Electric Glass Co., Ltd.	1,000	41,347
Nippon Prologis REIT, Inc.	26	59,687
Nippon Shinyaku Co., Ltd.	600	41,150
Nippon Shokubai Co., Ltd.	600	42,727
Nippon Steel & Sumitomo Metal Corp.	3,000	76,566
Nippon Telegraph & Telephone Corp.	3,400	162,808
Nissan Chemical Industries, Ltd.	900	36,798
Nissan Motor Co., Ltd.	4,100	43,921
Nisshin Seifun Group, Inc.	2,400	48,246
Nissin Foods Holdings Co., Ltd.	400	29,678
Nitori Holdings Co., Ltd.	400	63,822
Nomura Real Estate Master Fund, Inc.	43	59,859
Nomura Research Institute, Ltd.	1,200	55,404
NTT Data Corp.	2,500	29,513
NTT DoCoMo, Inc.	14,700	365,257
Okinawa Electric Power Co., Inc. (The)	2,090	53,356
Omron Corp.	700	43,875
Ono Pharmaceutical Co., Ltd.	2,500	61,768
Oriental Land Co., Ltd.	700	68,420
ORIX Corp.	3,900	73,054
Orix JREIT, Inc.	34	52,451
Osaka Gas Co., Ltd.	7,600	151,185
Otsuka Holdings Co., Ltd.	1,800	79,961
Rakuten, Inc.(1)	3,000	27,150
Recruit Holdings Co., Ltd.	3,200	78,147
Resona Holdings, Inc.	6,500	39,363
Ricoh Co., Ltd.	4,000	39,428
Rinnai Corp.	600	56,651
San-Ai Oil Co., Ltd.	4,000	58,428
Sekisui House, Ltd.	4,000	73,493
Shimano, Inc.	300	43,002
Shin-Etsu Chemical Co., Ltd.	1,400	160,182
Shionogi & Co., Ltd.	1,100	60,886
Shizuoka Bank, Ltd. (The)	5,000	53,468
Showa Shell Sekiyu K.K.	3,400	48,335
Sompo Holdings, Inc.	1,600	64,247

10

Security	Shares	Value
Sumitomo Corp.	1,600	$27,665
Sumitomo Metal Mining Co., Ltd.	1,300	61,040
Sumitomo Mitsui Financial Group, Inc.	2,900	130,604
Suntory Beverage & Food, Ltd.	900	43,166
Suzuki Motor Corp.	1,000	57,435
T&D Holdings, Inc.	2,400	43,033
Taiheiyo Cement Corp.	700	29,707
Taisho Pharmaceutical Holdings Co., Ltd.	600	48,870
Takeda Pharmaceutical Co., Ltd.	2,400	140,577
TEIJIN, Ltd.	1,400	31,040
Terumo Corp.	1,100	53,839
Toho Gas Co., Ltd.	800	23,490
Tohoku Electric Power Co., Inc.	6,300	81,539
Tokio Marine Holdings, Inc.	1,700	80,379
Tokyo Electron, Ltd.	400	75,457
Tokyo Gas Co., Ltd.	3,800	90,671
Tokyu Corp.	2,000	33,547
Toppan Printing Co., Ltd.	4,000	37,706
Toray Industries, Inc.	6,100	60,853
Toshiba Corp.(1)	18,000	51,509
Tosoh Corp.	2,500	57,556
Toyo Ink SC Holdings Co., Ltd.	7,000	42,631
Toyo Suisan Kaisha, Ltd.	1,000	40,692
Toyobo Co., Ltd.	1,800	34,350
Toyota Motor Corp.	3,200	220,471
Trend Micro, Inc.(1)	600	32,480
Ube Industries, Ltd.	1,100	32,858
United Urban Investment Corp.	36	56,928
West Japan Railway Co.	400	30,089
Yahoo! Japan Corp.	11,200	54,022
Yakult Honsha Co., Ltd.	600	50,373
Yamato Holdings Co., Ltd.	2,000	51,650
Yamato Kogyo Co., Ltd.	1,000	28,652
Yamazaki Baking Co., Ltd.	2,000	39,458
Yaskawa Electric Corp.	1,000	51,754
Zeon Corp.	3,000	45,276

		$10,471,592

Netherlands — 4.5%
Aalberts Industries NV	1,153	$62,952
ABN AMRO Group NV(2)	1,800	60,927
Accell Group	1,483	42,902
Akzo Nobel NV	2,626	245,774
Altice NV, Class B(1)	2,034	21,819
AMG Advanced Metallurgical Group NV	1,350	72,190
ASM International NV	820	59,011
ASML Holding NV	2,086	422,912
ASR Nederland NV	1,620	70,763
Cimpress NV(1)	600	76,446
Corbion NV	2,072	67,737
Eurocommercial Properties NV	1,255	59,205
Gemalto NV	831	51,260
GrandVision NV(2)	1,280	29,810
IMCD Group NV	840	56,113

11

Security	Shares	Value
ING Groep NV	16,339	$320,821
InterXion Holding NV(1)	1,208	75,802
Koninklijke Ahold Delhaize NV	7,922	176,977
Koninklijke KPN NV	47,300	165,751
Koninklijke Philips NV	7,183	292,777
Koninklijke Vopak NV	1,452	65,544
NN Group NV	1,302	61,409
Philips Lighting NV(2)	1,400	55,048
PostNL NV	8,000	39,886
QIAGEN NV(1)	2,618	87,565
Refresco Group NV(2)	2,363	58,312
RELX NV	4,504	99,734
TKH Group NV	800	53,182
TomTom NV(1)	3,382	36,820
Unilever NV	8,558	493,986
Wolters Kluwer NV	2,003	106,019

		$3,589,454

New Zealand — 1.1%
A2 Milk Co., Ltd.(1)	13,902	$94,589
Air New Zealand, Ltd.	10,500	23,804
Auckland International Airport, Ltd.	12,240	60,305
Contact Energy, Ltd.	17,100	70,433
Fisher & Paykel Healthcare Corp., Ltd.	3,630	35,595
Fletcher Building, Ltd.	14,596	84,201
Goodman Property Trust	27,739	27,810
Heartland Bank, Ltd.	35,752	54,490
Kiwi Property Group, Ltd.	28,800	29,327
Precinct Properties New Zealand, Ltd.	27,851	27,097
Ryman Healthcare, Ltd.	3,670	29,634
SKYCITY Entertainment Group, Ltd.	14,241	43,478
Spark New Zealand, Ltd.	27,540	72,850
Summerset Group Holdings, Ltd.	7,300	30,928
Trade Me, Ltd.	8,490	28,216
Xero, Ltd.(1)	4,286	107,172
Z Energy, Ltd.	13,924	78,402

		$898,331

Norway — 2.2%
Atea ASA	6,274	$97,125
Austevoll Seafood ASA	4,763	37,420
Borregaard ASA	1,881	16,793
DNB ASA	8,378	170,285
Entra ASA(2)	6,540	98,848
Europris ASA(2)	9,810	43,867
Gjensidige Forsikring ASA	1,701	32,089
Golar LNG, Ltd.	1,000	27,290
Kongsberg Automotive ASA(1)	23,898	30,803
Kongsberg Gruppen ASA	3,498	71,279
Marine Harvest ASA	7,021	121,574
Nordic Nanovector ASA(1)	2,000	19,927
Nordic Semiconductor ASA(1)	14,079	83,810
Norsk Hydro ASA	5,972	43,484
Norwegian Air Shuttle ASA(1)	1,329	38,912
Salmar ASA	1,907	51,850

12

Security	Shares	Value
Schibsted ASA, Class B	3,350	$101,220
SpareBank 1 SMN	3,485	39,561
Statoil ASA	7,438	174,282
Telenor ASA	8,446	197,464
Tomra Systems ASA	4,059	68,750
Veidekke ASA	3,444	36,847
XXL ASA(2)	5,557	68,697
Yara International ASA	2,707	130,209

		$1,802,386

Portugal — 1.1%
Banco Comercial Portugues SA(1)	332,057	$132,582
CTT-Correios de Portugal SA	18,519	79,231
EDP-Energias de Portugal SA	23,100	81,051
Galp Energia SGPS SA, Class B	9,466	180,822
Jeronimo Martins SGPS SA	7,890	168,059
Navigator Co. SA (The)	19,411	108,987
NOS SGPS SA	22,214	151,225
Pharol SGPS SA(1)	43,046	12,313

		$914,270

Singapore — 2.2%
Ascendas Real Estate Investment Trust	23,500	$49,360
BOC Aviation, Ltd.(2)	5,700	33,471
CapitaLand Commercial Trust, Ltd.	20,500	29,199
CapitaLand Mall Trust	15,800	25,315
ComfortDelGro Corp., Ltd.	14,100	22,545
DBS Group Holdings, Ltd.	6,700	134,476
Ezion Holdings, Ltd.(1)(3)	160,000	12,014
First Resources, Ltd.	21,600	31,236
Flex, Ltd.(1)	7,457	134,301
Genting Singapore PLC	146,700	150,634
Hutchison Port Holdings Trust	44,000	18,197
IGG, Inc.	20,000	22,184
Keppel Infrastructure Trust	95,400	41,489
Mapletree Commercial Trust	29,000	37,322
Mapletree Logistics Trust	30,900	32,294
Raffles Medical Group, Ltd.	38,400	32,466
Sheng Siong Group, Ltd.	43,800	31,061
Singapore Airlines, Ltd.	4,000	34,451
Singapore Airport Terminal Services, Ltd.	7,300	30,698
Singapore Exchange, Ltd.	7,000	43,686
Singapore Post, Ltd.	26,100	25,679
Singapore Press Holdings, Ltd.	41,000	82,332
Singapore Technologies Engineering, Ltd.	29,000	74,402
Singapore Telecommunications, Ltd.(4)	13,200	35,692
Singapore Telecommunications, Ltd.(4)	66,900	180,502
Suntec Real Estate Investment Trust	27,000	42,529
United Overseas Bank, Ltd.	4,500	93,928
Venture Corp., Ltd.	3,600	63,066
Wilmar International, Ltd.	75,000	182,652

		$1,727,181

13

Security	Shares	Value
Spain — 4.5%
Abertis Infraestructuras SA	3,252	$78,895
Acerinox SA	2,900	42,645
Aena SME SA(2)	425	92,546
Almirall SA	2,800	30,397
Amadeus IT Group SA	4,762	369,192
Axiare Patrimonio SOCIMI SA	2,208	48,232
Banco Bilbao Vizcaya Argentaria SA	14,580	136,827
Banco de Sabadell SA	40,257	95,683
Bankia SA	3,739	18,927
Bankinter SA	3,250	37,367
CaixaBank SA	19,000	102,488
Cellnex Telecom SA(2)	1,600	43,198
Cia de Distribucion Integral Logista Holdings SA	1,300	31,773
Coca-Cola European Partners PLC	5,400	216,864
Ebro Foods SA	3,470	85,467
Enagas SA	2,600	70,827
Endesa SA	1,800	40,405
Ercros SA	10,000	36,854
Gestamp Automocion SA(1)(2)	4,749	36,360
Grifols SA	6,413	206,255
Grifols SA ADR	5,800	144,130
Hispania Activos Inmobiliarios SOCIMI SA	2,750	57,573
Iberdrola SA	29,077	236,681
Industria de Diseno Textil SA	7,411	265,191
Inmobiliaria Colonial Socimi SA	12,069	134,820
Lar Espana Real Estate Socimi SA	5,104	57,736
Neinor Homes SA(1)(2)	1,425	32,712
Prosegur Cash SA(2)	10,000	34,533
Prosegur Cia de Seguridad SA	4,500	37,411
Red Electrica Corp. SA	2,965	62,539
Repsol SA	12,635	237,802
Siemens Gamesa Renewable Energy SA	3,710	57,886
Telefonica SA	29,253	300,093
Tubacex SA(1)	12,500	53,536
Viscofan SA	706	49,377

		$3,583,222

Sweden — 4.5%
Alfa Laval AB	2,000	$52,490
Arjo AB(1)	4,020	13,162
Assa Abloy AB, Class B	2,883	63,906
Atlas Copco AB, Class B	1,157	48,289
Attendo AB(2)	5,579	58,919
Axfood AB	2,772	55,739
BillerudKorsnas AB	5,767	88,795
BioGaia AB, Class B	921	36,403
Bonava AB, Class B	2,000	28,532
Capio AB(2)	6,000	34,111
Castellum AB	6,400	110,353
Catena Media PLC(1)	3,525	56,497
Com Hem Holding AB	3,895	67,690
Dometic Group AB(2)	3,500	37,879
Elekta AB, Class B	17,600	168,132

14

Security	Shares	Value
Essity Aktiebolag, Class B(1)	7,154	$214,303
Fabege AB	4,558	99,798
Getinge AB, Class B	6,248	85,615
Granges AB	4,911	51,678
Hennes & Mauritz AB, Class B	8,337	147,543
Hexpol AB	9,658	103,702
Holmen AB, Class B	649	34,189
Hufvudstaden AB, Class A	4,938	79,473
Industrivarden AB, Class C	2,456	65,429
Kindred Group PLC SDR	3,604	60,180
Kungsleden AB	6,500	46,045
Lundin Petroleum AB(1)	6,164	153,784
Modern Times Group MTG AB, Class B	1,265	58,023
Mycronic AB	2,681	30,276
NetEnt AB	6,918	39,295
Nordea Bank AB	10,249	126,525
Securitas AB, Class B	1,900	35,170
Skanska AB, Class B	1,238	25,163
SKF AB, Class B	2,244	55,465
Starbreeze AB(1)	41,388	48,563
Svenska Cellulosa AB SCA, Class B	9,048	93,621
Svenska Handelsbanken AB, Class A	5,337	77,676
Swedbank AB, Class A	4,442	113,602
Swedish Match AB	2,446	99,074
Telefonaktiebolaget LM Ericsson, Class B	32,761	210,713
Telia Co. AB	67,805	340,360
Trelleborg AB, Class B	1,700	45,376
Volvo AB	3,350	68,375
Wihlborgs Fastigheter AB	1,547	37,650

		$3,567,563

Switzerland — 9.1%
Allreal Holding AG	417	$72,553
ALSO Holding AG	375	55,251
Ascom Holding AG	1,636	42,324
Baloise Holding AG	509	83,274
Banque Cantonale Vaudoise	57	47,945
BKW AG	600	38,370
Burckhardt Compression Holdings AG	140	52,040
Cembra Money Bank AG	670	66,093
Clariant AG	6,883	197,010
Comet Holding AG	338	58,917
Compagnie Financiere Richemont SA, Class A	6,655	638,321
Daetwyler Holding AG, Bearer Shares	260	55,206
DKSH Holding AG	352	32,914
dormakaba Holding AG	30	27,603
Emmi AG	57	43,220
Ems-Chemie Holding AG	178	130,850
Flughafen Zurich AG	187	47,640
Forbo Holding AG	20	33,821
Geberit AG	233	110,356
Georg Fischer AG	32	46,325
Givaudan SA	143	344,237
Helvetia Holding AG	85	50,640
Inficon Holding AG	86	53,817

15

Security	Shares	Value
Intershop Holding AG	78	$41,081
Julius Baer Group, Ltd.	1,336	91,778
Komax Holding AG	194	66,905
Kuehne & Nagel International AG	665	122,129
Landis+Gyr Group AG(1)	700	57,863
Mobimo Holding AG	139	38,885
Nestle SA	10,507	907,615
Novartis AG	5,726	516,812
Panalpina Welttransport Holding AG	330	54,607
Pargesa Holding SA, Bearer Shares	850	77,488
Partners Group Holding AG	131	101,794
Roche Holding AG PC	1,904	470,429
Schindler Holding AG	219	53,301
Schindler Holding AG PC	257	64,395
SFS Group AG	327	41,090
SGS SA	46	123,655
Sika AG, Bearer Shares	41	355,175
Sulzer AG	480	68,216
Swatch Group AG (The)	1,526	131,821
Swatch Group AG (The), Bearer Shares	442	202,210
Swiss Life Holding AG	201	75,475
Swiss Prime Site AG	1,677	162,354
Swiss Re AG	2,119	209,004
Swisscom AG	617	336,937
Temenos Group AG	1,500	207,295
Valiant Holding AG	270	32,612
Valora Holding AG	105	38,641
VAT Group AG(2)	295	47,128
Zehnder Group AG	691	32,019
Zurich Insurance Group AG	620	203,948

		$7,261,389

United Kingdom — 8.6%
Antofagasta PLC	2,458	$32,532
AstraZeneca PLC	5,156	357,894
Aveva Group PLC	886	37,569
Aviva PLC	5,903	43,065
Babcock International Group PLC	3,446	33,566
BAE Systems PLC	8,600	72,559
Bellway PLC	623	29,369
Berkeley Group Holdings PLC	552	31,081
BHP Billiton PLC	5,162	114,959
Big Yellow Group PLC	2,400	29,538
British American Tobacco PLC	3,257	222,605
Bunzl PLC	1,400	40,954
Cairn Energy PLC(1)	15,590	45,869
Carnival PLC	457	32,243
Cineworld Group PLC	5,166	37,818
Compass Group PLC	5,483	115,444
Cranswick PLC	994	41,444
Croda International PLC	474	30,167
Direct Line Insurance Group PLC	5,000	26,214
easyJet PLC	1,560	36,747
Elementis PLC	6,330	26,015
Essentra PLC	5,799	42,093

16

Security	Shares	Value
Experian PLC	2,631	$60,639
Ferguson PLC	728	56,219
Fidessa Group PLC	1,027	34,364
Fresnillo PLC	2,137	40,914
G4S PLC	8,907	35,950
GlaxoSmithKline PLC	12,020	223,741
Grainger PLC	8,331	34,206
Great Portland Estates PLC	4,716	44,609
Halma PLC	4,420	80,220
Hammerson PLC	6,763	47,373
Howden Joinery Group PLC	5,263	34,705
HSBC Holdings PLC	21,196	226,133
Imperial Brands PLC	1,796	73,912
Informa PLC	3,032	29,969
Inmarsat PLC	10,117	66,684
Intertek Group PLC	543	38,743
John Wood Group PLC	5,609	51,705
Johnson Matthey PLC	1,560	76,674
Just Eat PLC(1)	4,768	55,109
Kcom Group PLC	18,722	23,416
Kingfisher PLC	14,750	72,611
Land Securities Group PLC	6,288	89,522
Legal & General Group PLC	20,937	80,427
Lloyds Banking Group PLC	84,432	83,419
LondonMetric Property PLC	32,609	83,059
Merlin Entertainments PLC(2)	8,625	40,229
Micro Focus International PLC	4,372	133,648
Moneysupermarket.com Group PLC	6,528	31,391
National Grid PLC	28,400	325,412
NCC Group PLC	10,809	30,845
NEPI Rockcastle PLC	4,357	59,401
Next PLC	582	42,024
Paragon Banking Group PLC	4,937	34,587
Pearson PLC	3,036	29,882
Pennon Group PLC	7,712	78,834
Phoenix Group Holdings	2,631	28,558
Playtech PLC	4,633	52,142
QinetiQ Group PLC	8,311	24,296
Randgold Resources, Ltd.	329	33,239
Reckitt Benckiser Group PLC	1,112	107,386
RELX PLC	2,558	56,608
Rentokil Initial PLC	5,526	23,309
Rightmove PLC	860	53,907
Rio Tinto PLC	2,924	162,759
Rolls-Royce Holdings PLC	6,692	83,038
Royal Dutch Shell PLC, Class A	7,981	279,803
Royal Dutch Shell PLC, Class B	6,881	244,086
Royal Mail PLC	6,900	45,972
RPC Group PLC	3,999	48,312
RSA Insurance Group PLC	4,203	36,983
Sage Group PLC (The)	11,491	122,352
Segro PLC	8,635	71,413
Severn Trent PLC	3,397	94,401
Shaftesbury PLC	2,131	30,285

17

Security	Shares	Value
Sky PLC	2,246	$33,779
Smith & Nephew PLC	3,742	67,332
St. James’s Place PLC	1,932	32,619
Standard Life Aberdeen PLC	5,380	32,519
Stobart Group, Ltd.	10,700	35,736
TalkTalk Telecom Group PLC	20,733	35,022
Tate & Lyle PLC	7,007	63,873
Tritax Big Box REIT PLC	37,589	79,610
Unilever PLC	2,083	117,890
UNITE Group PLC (The)	2,424	27,453
United Utilities Group PLC	9,445	99,075
Victrex PLC	874	31,710
Vodafone Group PLC	146,200	466,061
WH Smith PLC	1,016	30,816
William Hill PLC	6,621	29,114
WPP PLC	4,460	80,770

		$6,892,549

Total Common Stocks (identified cost $66,865,006)		$78,826,582

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(5)	80,591	$80,599

Total Short-Term Investments (identified cost $80,591)		$80,599

Total Investments — 98.8% (identified cost $66,945,597)		$78,907,181

Other Assets, Less Liabilities — 1.2%		$980,531

Net Assets — 100.0%		$79,887,712

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $1,909,059 or 2.4% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Securities are traded on separate exchanges for the same entity.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $624.

18

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	38.7%	$30,866,602
Japanese Yen	13.1	10,471,592
Swiss Franc	9.2	7,341,597
British Pound Sterling	9.1	7,244,227
Australian Dollar	8.6	6,877,528
Swedish Krona	4.5	3,567,563
Hong Kong Dollar	4.0	3,196,601
United States Dollar	2.4	1,929,003
Norwegian Krone	2.2	1,775,096
Danish Krone	2.1	1,723,649
Singapore Dollar	1.9	1,519,028
Israeli Shekel	1.8	1,436,963
New Zealand Dollar	1.1	898,331
South African Rand	0.1	59,401

Total Investments	98.8%	$78,907,181

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.3%	$9,025,751
Industrials	10.8	8,604,960
Consumer Discretionary	10.4	8,336,783
Consumer Staples	10.0	8,008,924
Information Technology	9.7	7,708,212
Health Care	9.5	7,570,918
Materials	9.2	7,355,715
Real Estate	8.1	6,476,538
Telecommunication Services	7.8	6,243,061
Utilities	6.3	5,034,360
Energy	5.6	4,461,360
Short-Term Investments	0.1	80,599

Total Investments	98.8%	$78,907,181

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

SDR	-	Swedish Depositary Receipt

The Portfolio did not have any open derivative instruments at January 31, 2018.

19

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total
Common Stocks
Asia/Pacific	$332,127	$23,265,932		$30,784	$23,628,843
Developed Europe	1,089,375	52,284,667		—	53,374,042
Developed Middle East	386,734	1,436,963		—	1,823,697
Total Common Stocks	$1,808,236	$76,987,562	**	$30,784	$78,826,582
Short-Term Investments	$—	$80,599		$—	$80,599
Total Investments	$1,808,236	$77,068,161		$30,784	$78,907,181

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

20

Eaton Vance

Short Duration Government Income Fund

January 31, 2018 (Unaudited)

Eaton Vance Short Duration Government Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Short-Term U.S. Government Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2018, the value of the Fund’s investment in the Portfolio was $589,768,253 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Short-Term U.S. Government Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 17.3%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
1.979%, (COF + 1.25%), with maturity at 2018(1)	$5	$4,752
1.987%, (COF + 1.25%), with maturity at 2025(1)	147	147,776
2.558%, (COF + 1.913%), with maturity at 2022(1)	15	14,599
2.80%, (1 yr. CMT + 1.975%), with maturity at 2034(1)	3,018	3,136,788
2.856%, (COF + 1.25%), with maturity at 2035(1)	1,535	1,583,172
2.872%, (COF + 2.233%), with maturity at 2025(1)	382	394,126
3.12%, (1 yr. CMT + 2.122%), with maturity at 2020(1)	13	12,691
3.236%, (1 yr. CMT + 2.232%), with maturity at 2036(1)	2,161	2,278,387
3.269%, (1 yr. CMT + 2.238%), with maturity at 2038(1)	2,027	2,135,791
3.308%, (1 yr. CMT + 2.259%), with maturity at 2035(1)	5,428	5,722,347
3.335%, (1 yr. CMT + 2.29%), with maturity at 2023(1)	385	389,524
3.369%, (COF + 1.25%), with maturity at 2032(1)	340	338,823
3.397%, (1 yr. CMT + 2.331%), with maturity at 2036(1)	2,318	2,451,067
3.606%, (COF + 1.25%), with maturity at 2029(1)	112	110,899
3.79%, (COF + 1.25%), with maturity at 2034(1)	139	147,507
4.052%, (COF + 2.28%), with maturity at 2037(1)	1,682	1,767,282
4.193%, (1 yr. CMT + 2.515%), with maturity at 2032(1)	349	357,180
4.408%, (COF + 1.25%), with maturity at 2030(1)	462	493,348
4.50%, with various maturities to 2035	990	1,038,622
4.678%, (COF + 1.25%), with maturity at 2033(1)	1,893	1,975,390
5.00%, with various maturities to 2018	88	89,073
5.50%, with maturity at 2018	1	550
6.00%, with maturity at 2029	287	317,160
7.00%, with various maturities to 2035	641	724,487
8.00%, with various maturities to 2025	5	5,706

		$25,637,047

Federal National Mortgage Association:
1.979%, (COF + 1.25%), with maturity at 2033(1)	$337	$340,382
1.987%, (COF + 1.25%), with various maturities to 2037(1)	615	620,470
2.135%, (COF + 1.25%), with maturity at 2038(1)	321	323,667
2.481%, (COF + 1.25%), with maturity at 2020(1)	43	43,071
2.528%, (COF + 1.787%), with maturity at 2029(1)	5	4,822
2.70%, (COF + 1.252%), with maturity at 2036(1)	168	165,150
2.775%, (COF + 2.094%), with maturity at 2030(1)	340	347,347
2.784%, (COF + 2.146%), with maturity at 2030(1)	38	38,576
2.971%, (COF + 2.282%), with maturity at 2021(1)	84	84,030
3.134%, (COF + 1.25%), with maturity at 2036(1)	466	464,891
3.149%, (COF + 1.25%), with maturity at 2034(1)	1,431	1,483,654
3.197%, (1 yr. CMT + 2.138%), with maturity at 2031(1)	1,396	1,437,681
3.248%, (1 yr. CMT + 2.132%), with maturity at 2033(1)	626	657,643
3.264%, (1 yr. CMT + 2.145%), with maturity at 2040(1)	641	671,257
3.276%, (1 yr. CMT + 2.201%), with maturity at 2039(1)	3,259	3,437,149

1

Security	Principal Amount (000’s omitted)	Value
3.293%, (1 yr. CMT + 2.173%), with maturity at 2036(1)	$565	$595,001
3.296%, (1 yr. CMT + 2.154%), with maturity at 2037(1)	1,790	1,873,747
3.42%, (1 yr. CMT + 2.249%), with maturity at 2033(1)	4,789	5,021,871
3.458%, (1 yr. USD LIBOR + 1.75%), with maturity at 2035(1)	1,639	1,717,746
3.48%, (1 yr. CMT + 2.463%), with maturity at 2019(1)	104	104,635
3.501%, (1 yr. CMT + 2.426%), with maturity at 2038(1)	943	994,210
3.546%, (COF + 1.25%), with maturity at 2034(1)	2,219	2,333,414
3.55%, (1 yr. USD LIBOR + 1.80%), with maturity at 2034(1)	861	903,687
3.586%, (COF + 2.35%), with maturity at 2026(1)	548	574,163
3.691%, (COF + 1.25%), with maturity at 2035(1)	736	770,950
3.747%, (COF + 1.788%), with maturity at 2036(1)	1,252	1,334,549
3.806%, (COF + 1.252%), with maturity at 2036(1)	116	118,851
3.808%, (COF + 1.78%), with maturity at 2035(1)	603	642,840
3.92%, (COF + 1.25%), with maturity at 2034(1)	1,341	1,404,280
3.934%, (COF + 1.851%), with maturity at 2021(1)	140	142,284
3.987%, (COF + 1.852%), with maturity at 2021(1)	77	77,582
4.042%, (COF + 1.74%), with maturity at 2035(1)	953	996,604
4.107%, (COF + 1.25%), with maturity at 2033(1)	517	542,845
4.203%, (COF + 1.806%), with maturity at 2034(1)	475	506,598
4.665%, (COF + 1.493%), with maturity at 2029(1)	759	809,818
4.743%, (COF + 1.87%), with maturity at 2034(1)	773	809,126
4.871%, (COF + 1.736%), with maturity at 2034(1)	397	423,289
5.00%, with various maturities to 2019	190	191,869
6.00%, with various maturities to 2031	449	493,186
6.322%, (COF + 2.00%, Floor 6.32%), with maturity at 2032(1)	184	198,971
6.50%, with maturity at 2036	4,395	4,865,430
7.00%, with various maturities to 2035	3,484	4,003,137
8.00%, with maturity at 2034	581	657,491

		$43,227,964

Government National Mortgage Association:
2.25%, (1 yr. CMT + 1.50%), with various maturities to 2027(1)	$393	$400,076
4.50%, with maturity at 2047	11,879	12,471,242
5.00%, with various maturities to 2047	18,926	20,023,088
8.25%, with maturity at 2020	21	21,729

		$32,916,135

Total Mortgage Pass-Throughs (identified cost $101,641,117)		$101,781,146

Collateralized Mortgage Obligations — 77.1%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 213, (Principal Only), Class PO, 0.00%, 6/1/31(2)	$3,231	$2,880,830
Series 239, (Principal Only), Class PO, 0.00%, 8/15/36(2)	1,578	1,368,413
Series 246, (Principal Only), Class PO, 0.00%, 5/15/37(2)	3,588	3,279,370
Series 1395, Class F, 1.396%, (COF + 0.65%), 10/15/22(3)	18	17,789
Series 2135, Class JZ, 6.00%, 3/15/29	924	1,012,551

2

Security	Principal Amount (000’s omitted)	Value
Series 3030, (Interest Only), Class SL, 4.541%, (6.10% - 1 mo. USD LIBOR), 9/15/35(4)(5)	$3,142	$486,167
Series 3072, (Principal Only), Class WO, 0.00%, 11/15/35(2)	1,425	1,235,854
Series 3114, (Interest Only), Class TS, 5.091%, (6.65% - 1 mo. USD LIBOR), 9/15/30(4)(5)	7,359	876,209
Series 3339, (Interest Only), Class JI, 5.031%, (6.59% - 1 mo. USD LIBOR), 7/15/37(4)(5)	2,493	403,541
Series 3342, (Principal Only), Class KO, 0.00%, 7/15/37(2)	451	409,597
Series 3476, (Principal Only), Class PO, 0.00%, 7/15/38(2)	868	765,467
Series 3862, (Principal Only), Class PO, 0.00%, 5/15/41(2)	1,489	1,288,340
Series 3866, Class DF, 3.01%, (1 mo. USD LIBOR + 1.45%), 5/15/41(3)	2,325	2,382,835
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(4)	2,704	164,132
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(4)	4,049	627,288
Series 4094, (Interest Only), Class CS, 4.441%, (6.00% - 1 mo. USD LIBOR), 8/15/42(4)(5)	4,692	837,084
Series 4109, (Interest Only), Class SA, 4.641%, (6.20% - 1 mo. USD LIBOR), 9/15/32(4)(5)	3,386	549,424
Series 4177, Class MP, 2.50%, 3/15/43	785	729,023
Series 4204, Class AF, 2.568%, (1 mo. USD LIBOR + 1.00%), 5/15/43(3)	2,855	2,842,795
Series 4212, (Interest Only), Class SA, 4.641%, (6.20% - 1 mo. USD LIBOR), 7/15/38(4)(5)	8,288	778,456
Series 4299, Class JG, 2.50%, 7/15/43	5,665	5,605,274
Series 4337, Class YT, 3.50%, 4/15/49	2,762	2,747,758
Series 4385, Class SC, 5.675%, (9.333% - 1 mo. USD LIBOR x 2.333), 9/15/44(5)	119	104,063
Series 4389, Class CA, 3.00%, 9/15/44	6,951	6,881,893
Series 4407, Class LN, 5.667%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(5)	84	77,636
Series 4452, (Interest Only), Class SP, 4.641%, (6.20% - 1 mo. USD LIBOR), 10/15/43(4)(5)	5,177	736,978
Series 4495, Class JA, 3.50%, 5/15/45	2,774	2,778,710
Series 4497, (Interest Only), Class CS, 4.641%, (6.20% - 1 mo. USD LIBOR), 9/15/44(4)(5)	3,770	732,746
Series 4507, (Interest Only), Class EI, 4.00%, 8/15/44(4)	12,174	2,225,974
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(4)	4,961	864,991
Series 4549, (Interest Only), Class DS, 4.341%, (5.90% - 1 mo. USD LIBOR), 8/15/45(4)(5)	9,341	1,695,507
Series 4584, Class PM, 3.00%, 5/15/46	3,086	3,102,583
Series 4594, Class FM, 2.568%, (1 mo. USD LIBOR + 1.00%), 6/15/46(3)	1,884	1,894,017
Series 4594, Class GT, 4.00%, (13.50% - 1 mo. USD LIBOR x 3.00, Cap 4.00%), 7/15/43(5)	2,783	2,545,585
Series 4608, Class TV, 3.50%, 1/15/55	2,853	2,827,878
Series 4619, Class KF, 2.318%, (1 mo. USD LIBOR + 0.75%), 6/15/39(3)	2,019	1,981,044
Series 4631, Class KF, 2.568%, (1 mo. USD LIBOR + 1.00%), 10/15/46(3)	2,223	2,239,666
Series 4637, Class CU, 3.00%, 8/15/44	2,048	1,943,863
Series 4637, (Interest Only), Class IP, 3.50%, 4/15/44(4)	3,577	559,130
Series 4637, Class QF, 2.568%, (1 mo. USD LIBOR + 1.00%), 4/15/44(3)	831	836,356
Series 4639, Class KF, 2.868%, (1 mo. USD LIBOR + 1.30%), 12/15/44(3)	12,193	12,351,222
Series 4645, Class CF, 2.568%, (1 mo. USD LIBOR + 1.00%), 3/15/44(3)	13,291	13,432,320
Series 4648, Class WF, 2.568%, (1 mo. USD LIBOR + 1.00%), 1/15/47(3)	1,581	1,594,824
Series 4653, (Interest Only), Class PI, 3.50%, 7/15/44(4)	4,424	668,703
Series 4672, (Interest Only), Class LI, 3.50%, 1/15/43(4)	4,374	638,418
Series 4676, (Interest Only), Class DI, 4.00%, 7/15/44(4)	6,719	1,111,108
Series 4678, Class PC, 3.00%, 1/15/46	8,896	8,876,534

3

Security	Principal Amount (000’s omitted)	Value
Series 4681, Class JZ, 2.50%, 5/15/47	$1,293	$1,227,208
Series 4681, Class MF, 2.568%, (1 mo. USD LIBOR + 1.00%), 5/15/47(3)	3,021	3,023,571
Series 4695, Class CA, 3.00%, 10/15/41	5,218	4,932,777
Series 4700, Class UF, 2.568%, (1 mo. USD LIBOR + 1.00%), 4/15/47(3)	8,126	8,122,359
Series 4703, Class TZ, 4.00%, 7/15/47	342	339,244
Series 4717, Class PF, 2.56%, (1 mo. USD LIBOR + 1.00%), 8/15/47(3)	13,904	13,879,546
Series 4731, Class FQ, 2.568%, (1 mo. USD LIBOR + 1.00%), 11/15/47(3)	4,015	3,999,154
Series 4735, Class F, 2.568%, (1 mo. USD LIBOR + 1.00%), 12/15/47(3)	10,055	9,991,820
Series 4746, Class CZ, 4.00%, 11/15/47	2,455	2,418,848
Series 4749, Class HF, 2.568%, (1 mo. USD LIBOR + 1.00%), 1/15/48(3)	9,742	9,667,290
Series 4749, (Interest Only), Class IL, 4.00%, 12/15/47(4)	5,969	1,369,368
Series 4751, Class ZC, 4.00%, 11/15/47	1,971	1,949,323
Series 4754, Class FJ, 2.556%, (1 mo. USD LIBOR + 1.00%), 4/15/44(3)	10,000	10,000,000
Series 4754, Class FK, 2.553%, (1 mo. USD LIBOR + 1.00%), 1/15/54(3)	16,236	16,235,820

		$191,146,274

Federal National Mortgage Association:
Series G93-17, Class FA, 2.561%, (1 mo. USD LIBOR + 1.00%), 4/25/23(3)	$48	$48,121
Series G93-36, Class ZQ, 6.50%, 12/25/23	225	241,295
Series G97-4, Class FA, 2.36%, (1 mo. USD LIBOR + 0.80%), 6/17/27(3)	243	244,896
Series 296, (Interest Only), Class 2, 8.00%, 4/25/24(4)	581	81,227
Series 379, (Principal Only), Class 1, 0.00%, 5/25/37(2)	3,634	3,214,129
Series 380, (Principal Only), Class 1, 0.00%, 7/25/37(2)	795	695,492
Series 1993-203, Class PL, 6.50%, 10/25/23	222	238,639
Series 1994-14, Class F, 2.346%, (COF + 1.60%), 10/25/23(3)	221	224,501
Series 2001-4, Class GA, 9.235%, 4/17/25(6)	16	17,569
Series 2004-60, (Interest Only), Class SW, 5.489%, (7.05% - 1 mo. USD LIBOR), 4/25/34(4)(5)	3,774	545,334
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(4)	3,163	897,358
Series 2006-65, (Interest Only), Class PS, 5.659%, (7.22% - 1 mo. USD LIBOR), 7/25/36(4)(5)	2,141	394,916
Series 2007-17, (Principal Only), Class PO, 0.00%, 3/25/37(2)	629	554,224
Series 2007-99, (Interest Only), Class SD, 4.839%, (6.40% - 1 mo. USD LIBOR), 10/25/37(4)(5)	3,386	530,877
Series 2007-102, (Interest Only), Class ST, 4.879%, (6.44% - 1 mo. USD LIBOR), 11/25/37(4)(5)	1,722	270,117
Series 2009-48, Class WA, 5.829%, 7/25/39(6)	774	834,802
Series 2009-62, Class WA, 5.573%, 8/25/39(6)	1,199	1,287,948
Series 2009-82, (Principal Only), Class PO, 0.00%, 10/25/39(2)	1,485	1,289,436
Series 2009-93, (Interest Only), Class SC, 4.589%, (6.15% - 1 mo. USD LIBOR), 11/25/39(4)(5)	6,435	869,524
Series 2010-112, Class DZ, 4.00%, 10/25/40	1,251	1,277,954
Series 2010-135, (Interest Only), Class SD, 4.439%, (6.00% - 1 mo. USD LIBOR), 6/25/39(4)(5)	2,836	200,617
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(4)	1,140	40,949
Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(5)	474	512,517
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(4)	2,396	580,456
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(4)	1,497	71,539
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(4)	7,008	682,582
Series 2012-5, (Principal Only), Class PO, 0.00%, 12/25/39(2)	1,055	932,848
Series 2012-14, Class MH, 2.00%, 12/25/40	448	442,005

4

Security	Principal Amount (000’s omitted)	Value
Series 2012-35, Class GE, 3.00%, 5/25/40	$6,080	$6,093,901
Series 2012-61, (Principal Only), Class PO, 0.00%, 8/25/37(2)	4,207	3,649,716
Series 2012-73, (Interest Only), Class MS, 4.489%, (6.05% - 1 mo. USD LIBOR), 5/25/39(4)(5)	3,521	282,722
Series 2012-86, (Interest Only), Class CS, 4.539%, (6.10% - 1 mo. USD LIBOR), 4/25/39(4)(5)	2,890	246,605
Series 2012-94, (Interest Only), Class SL, 5.139%, (6.70% - 1 mo. USD LIBOR), 5/25/38(4)(5)	8,652	1,125,549
Series 2012-103, (Interest Only), Class GS, 4.539%, (6.10% - 1 mo. USD LIBOR), 2/25/40(4)(5)	7,136	606,625
Series 2012-112, (Interest Only), Class SB, 4.589%, (6.15% - 1 mo. USD LIBOR), 9/25/40(4)(5)	7,805	1,110,698
Series 2012-134, Class ZT, 2.00%, 12/25/42	2,994	2,465,780
Series 2012-147, (Interest Only), Class SA, 4.539%, (6.10% - 1 mo. USD LIBOR), 1/25/43(4)(5)	2,969	531,044
Series 2013-52, Class GA, 1.00%, 6/25/43	4,272	4,073,992
Series 2013-52, Class MD, 1.25%, 6/25/43	3,376	3,131,152
Series 2013-67, Class NF, 2.561%, (1 mo. USD LIBOR + 1.00%), 7/25/43(3)	1,856	1,848,978
Series 2013-119, Class PD, 2.50%, 1/25/43	491	485,551
Series 2013-127, (Interest Only), Class BI, 3.50%, 5/25/39(4)	3,771	329,419
Series 2013-127, (Interest Only), Class LI, 3.50%, 5/25/39(4)	3,750	327,550
Series 2014-1, Class HF, 3.068%, (1 mo. USD LIBOR + 1.50%), 6/25/43(3)	2,000	2,023,038
Series 2014-5, Class LB, 2.50%, 7/25/43	1,489	1,467,853
Series 2014-17, (Principal Only), Class PO, 0.00%, 4/25/44(2)	3,416	2,746,960
Series 2014-35, Class CF, 1.911%, (1 mo. USD LIBOR + 0.35%), 6/25/44(3)	24,413	24,431,916
Series 2014-41, (Interest Only), Class SA, 4.489%, (6.05% - 1 mo. USD LIBOR), 7/25/44(4)(5)	4,577	977,307
Series 2014-55, (Interest Only), Class IL, 3.50%, 9/25/44(4)	4,444	743,239
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(4)	3,933	634,718
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(4)	6,223	1,163,962
Series 2015-4, Class BF, 1.961%, (1 mo. USD LIBOR + 0.40%), 2/25/45(3)	15,201	15,293,197
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(4)	3,344	537,711
Series 2015-31, (Interest Only), Class SG, 4.539%, (6.10% - 1 mo. USD LIBOR), 5/25/45(4)(5)	5,002	1,051,506
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(4)	4,970	772,011
Series 2015-61, (Interest Only), Class QI, 3.50%, 5/25/43(4)	6,127	899,356
Series 2015-74, Class SL, 1.432%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(5)	1,883	1,126,590
Series 2016-1, (Interest Only), Class SJ, 4.589%, (6.15% - 1 mo. USD LIBOR), 2/25/46(4)(5)	7,225	1,322,072
Series 2016-20, Class ZA, 2.50%, 12/25/41	2,170	1,944,845
Series 2016-22, Class ZE, 3.00%, 6/25/44	3,442	3,070,314
Series 2016-49, Class VF, 2.568%, (1 mo. USD LIBOR + 1.00%), 8/25/46(3)	2,617	2,618,314
Series 2016-55, Class KF, 2.568%, (1 mo. USD LIBOR + 1.00%), 8/25/46(3)	2,607	2,611,396
Series 2016-61, (Interest Only), Class DI, 3.00%, 4/25/46(4)	5,338	690,889
Series 2016-89, Class ZH, 3.00%, 12/25/46	1,148	1,094,063
Series 2017-1, Class LF, 2.568%, (1 mo. USD LIBOR + 1.00%), 2/25/47(3)	212	211,230
Series 2017-13, Class KF, 2.568%, (1 mo. USD LIBOR + 1.00%), 2/25/47(3)	1,462	1,473,942
Series 2017-15, Class LE, 3.00%, 6/25/46	4,682	4,662,198
Series 2017-20, Class KB, 3.00%, 4/25/47	5,366	5,223,426
Series 2017-39, Class JZ, 3.00%, 5/25/47	1,416	1,345,480

5

Security	Principal Amount (000’s omitted)	Value
Series 2017-49, Class PF, 2.568%, (1 mo. USD LIBOR + 1.00%), 7/25/47(3)	$2,675	$2,657,781
Series 2017-50, Class CZ, 3.00%, 7/25/53	4,781	4,699,229
Series 2017-56, Class KF, 2.568%, (1 mo. USD LIBOR + 1.00%), 7/25/47(3)	7,029	7,080,036
Series 2017-60, Class NF, 2.568%, (1 mo. USD LIBOR + 1.00%), 8/25/47(3)	4,007	4,016,277
Series 2017-66, Class ZJ, 3.00%, 9/25/57	4,087	3,710,326
Series 2017-76, Class Z, 3.00%, 10/25/57	4,734	4,435,260
Series 2017-96, Class Z, 3.00%, 12/25/57	1,868	1,765,972
Series 2017-96, Class FM, 2.568%, (1 mo. USD LIBOR + 1.00%), 12/25/57(3)	4,270	4,238,526
Series 2017-99, Class FY, 2.568%, (1 mo. USD LIBOR + 1.00%), 12/25/47(3)	9,132	9,010,466
Series 2017-105, Class BF, 2.468%, (1 mo. USD LIBOR + 0.90%), 1/25/48(3)	4,237	4,207,623
Series 2017-106, Class HF, 2.568%, (1 mo. USD LIBOR + 1.00%), 1/25/48(3)	5,288	5,251,680
Series 2017-109, Class LF, 2.518%, (1 mo. USD LIBOR + 0.95%), 1/25/48(3)	1,500	1,493,886

		$176,235,749

Government National Mortgage Association:
Series 2009-117, (Principal Only), Class PO, 0.00%, 12/16/39(2)	$2,418	$2,030,850
Series 2010-88, (Principal Only), Class OA, 0.00%, 7/20/40(2)	1,831	1,531,148
Series 2011-48, (Interest Only), Class SD, 5.109%, (6.67% - 1 mo. USD LIBOR), 10/20/36(4)(5)	2,282	121,907
Series 2011-156, Class GA, 2.00%, 12/16/41	1,022	866,025
Series 2012-77, Class MT, 1.95%, (1 mo. USD LIBOR + 0.39%), 5/16/41(3)	1,136	1,103,526
Series 2014-98, (Interest Only), Class IM, 0.606%, 1/20/43(4)(6)	26,666	800,470
Series 2015-24, (Principal Only), Class KO, 0.00%, 6/20/35(2)	2,475	2,190,780
Series 2015-62, Class PQ, 3.00%, 5/20/45	1,703	1,675,097
Series 2015-116, (Interest Only), Class AS, 4.139%, (5.70% - 1 mo. USD LIBOR), 8/20/45(4)(5)	3,042	335,641
Series 2015-144, Class KB, 3.00%, 8/20/44	504	469,165
Series 2015-151, (Interest Only), Class KI, 0.61%, 11/20/42(4)(6)	36,107	832,057
Series 2016-129, Class ZC, 2.00%, 6/20/45	1,941	1,847,424
Series 2017-5, Class ZA, 2.50%, 1/20/47	2,536	2,448,805
Series 2017-82, Class PZ, 2.50%, 4/20/43	216	215,732
Series 2017-95, Class EM, 2.50%, 5/20/40	301	289,503
Series 2017-96, Class ZM, 3.00%, 6/20/47	765	746,724
Series 2017-104, (Interest Only), Class SD, 4.639%, (6.20% - 1 mo. USD LIBOR), 7/20/47(4)(5)	9,158	1,723,015
Series 2017-115, Class ZA, 3.00%, 7/20/47	3,415	3,250,623
Series 2017-121, Class DF, 2.061%, (1 mo. USD LIBOR + 0.50%), 8/20/47(3)	23,625	23,629,227
Series 2017-121, (Interest Only), Class DS, 2.939%, (4.50% - 1 mo. USD LIBOR), 8/20/47(4)(5)	19,220	1,295,254
Series 2017-137, Class AF, 2.061%, (1 mo. USD LIBOR + 0.50%), 9/20/47(3)	11,351	11,279,505
Series 2017-147, Class HF, 2.561%, (1 mo. USD LIBOR + 1.00%), 9/20/47(3)	13,800	13,746,337
Series 2017-176, Class DF, 2.568%, (1 mo. USD LIBOR + 1.00%), 11/20/47(3)	6,836	6,796,395
Series 2017-186, Class WF, 2.568%, (1 mo. USD LIBOR + 1.00%), 11/20/47(3)	8,349	8,323,190

		$87,548,400

Total Collateralized Mortgage Obligations (identified cost $462,767,477)		$454,930,423

6

Small Business Administration Loans (Interest Only)(7) — 4.2%

Description	Principal Amount (000’s omitted)	Value
1.909%, 7/15/42	$5,630	$486,756
2.159%, 9/15/41 to 8/15/42	8,623	829,719
2.206%, 11/1/32 to 5/16/43(8)	165,682	11,923,628
2.409%, 6/15/42 to 7/15/42	12,930	1,400,414
2.482%, 9/15/41	2,685	285,631
2.659%, 6/15/42 to 7/15/42	8,810	1,044,394
2.886%, 3/21/23 to 12/13/42(8)	64,823	5,639,124
3.154%, 1/21/24 to 7/28/42(8)	34,022	2,839,155
3.459%, 3/10/26 to 3/23/42(8)	1,324	159,424

Small Business Administration Loans (Interest Only) (identified cost $24,737,433)		$24,608,245

Short-Term Investments — 2.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(9)	17,023,671	$17,025,373

Total Short-Term Investments (identified cost $17,023,671)		$17,025,373

Total Investments — 101.5% (identified cost $606,169,698)		$598,345,187

Other Assets, Less Liabilities — (1.5)%		$(8,576,924)

Net Assets — 100.0%		$589,768,263

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2018.

(2)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(4)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2018.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2018.

7

(7)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(8)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2018 of all interest only securities comprising the certificate.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $74,921.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME 90-Day Eurodollar	1,201	Long	Dec-18	$293,089,038	$(1,000,788)
CME 90-Day Eurodollar	572	Short	Jun-19	(139,346,350)	965,250
CME 90-Day Eurodollar	1,201	Short	Dec-19	(292,158,263)	1,332,063
U.S. 5-Year Treasury Note	591	Short	Mar-18	(67,794,164)	895,039
U.S. 10-Year Treasury Note	329	Short	Mar-18	(39,999,203)	935,594
U.S. Treasury Long Bond	61	Short	Mar-18	(9,016,563)	(26,688)
U.S. Ultra 10-Year Treasury Note	106	Short	Mar-18	(13,801,531)	(8,281)

					$3,092,189

Abbreviations:

CME	-	Chicago Mercantile Exchange

CMT	-	Constant Maturity Treasury

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes U.S. Treasury futures contracts to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

At January 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $4,127,946 and $1,035,757, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

8

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$101,781,146	$—	$101,781,146
Collateralized Mortgage Obligations	—	454,930,423	—	454,930,423
Small Business Administration Loans (Interest Only)	—	24,608,245	—	24,608,245
Short-Term Investments	—	17,025,373	—	17,025,373
Total Investments	$—	$598,345,187	$—	$598,345,187
Futures Contracts	$4,127,946	$—	$—	$4,127,946
Total	$4,127,946	$598,345,187	$—	$602,473,133

Liability Description
Futures Contracts	$(1,035,757)	$—	$—	$(1,035,757)
Total	$(1,035,757)	$—	$—	$(1,035,757)

The Portfolio held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Short Duration High Income Fund

January 31, 2018 (Unaudited)

Eaton Vance Short Duration High Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Short Duration High Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2018, the value of the Fund’s investment in the Portfolio was $42,595,451 and the Fund owned 82.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Short Duration High Income Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 84.6%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 2.0%
TransDigm, Inc., 5.50%, 10/15/20	$500	$507,500
TransDigm, Inc., 6.00%, 7/15/22	500	514,376

		$1,021,876

Air Transportation — 2.6%
American Airlines Group, Inc., 5.50%, 10/1/19(1)	$500	$513,750
American Airlines Group, Inc., 6.125%, 6/1/18	500	506,050
United Continental Holdings, Inc., 4.25%, 10/1/22	75	75,469
United Continental Holdings, Inc., 6.00%, 12/1/20	250	268,125

		$1,363,394

Automotive & Auto Parts — 4.1%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	$250	$255,469
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	650	676,000
IHO Verwaltungs GmbH, 4.125%, (4.125% cash or 4.875% PIK), 9/15/21(1)(2)	750	761,250
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	420	429,105

		$2,121,824

Banks & Thrifts — 1.5%
Ally Financial, Inc., 4.25%, 4/15/21	$500	$511,250
Ally Financial, Inc., 8.00%, 12/31/18	250	260,938

		$772,188

Building Materials — 2.3%
FBM Finance, Inc., 8.25%, 8/15/21(1)	$833	$889,227
Gibraltar Industries, Inc., 6.25%, 2/1/21	45	45,698
HD Supply, Inc., 5.75%, 4/15/24(1)	250	268,125

		$1,203,050

Cable/Satellite TV — 3.5%
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	$500	$481,875
Cablevision Systems Corp., 8.00%, 4/15/20	500	538,125
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	262	265,930
DISH DBS Corp., 4.25%, 4/1/18	250	251,262
DISH DBS Corp., 5.125%, 5/1/20	250	255,000

		$1,792,192

Capital Goods — 0.1%
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	$45	$47,363

		$47,363

Chemicals — 1.0%
W.R. Grace & Co., 5.125%, 10/1/21(1)	$500	$525,000

		$525,000

Consumer Products — 0.4%
HRG Group, Inc., 7.75%, 1/15/22	$200	$208,650

		$208,650

1

Security	Principal Amount (000’s omitted)	Value
Containers — 0.9%
Ball Corp., 4.375%, 12/15/20	$455	$468,081

		$468,081

Diversified Financial Services — 5.5%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	$545	$550,450
DAE Funding, LLC, 4.00%, 8/1/20(1)	705	706,762
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22(1)	250	258,125
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	500	516,250
Navient Corp., 8.00%, 3/25/20	500	541,725
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	290	287,100

		$2,860,412

Diversified Media — 1.9%
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	$500	$495,000
Nielsen Finance, LLC/Nielsen Finance Co., 5.00%, 4/15/22(1)	500	509,375

		$1,004,375

Energy — 11.6%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	$545	$567,362
Antero Resources Corp., 5.375%, 11/1/21	750	770,625
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	170	173,400
Denbury Resources, Inc., 9.00%, 5/15/21(1)	35	35,963
Energy Transfer Equity, L.P., 7.50%, 10/15/20	500	550,785
Extraction Oil & Gas, Inc./Extraction Finance Corp., 7.875%, 7/15/21(1)	345	366,131
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	750	793,125
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	25	25,351
Precision Drilling Corp., 6.50%, 12/15/21	11	11,275
Resolute Energy Corp., 8.50%, 5/1/20	350	353,500
Sable Permian Resources Land, LLC/AEPB Finance Corp., 7.125%, 11/1/20(1)	250	205,000
Sable Permian Resources Land, LLC/AEPB Finance Corp., 7.885%, (3 mo. USD LIBOR + 6.50%), 8/1/19(1)(3)	500	462,500
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(1)	65	66,366
Tervita Escrow Corp., 7.625%, 12/1/21(1)	1,001	1,007,256
Weatherford International, Ltd., 5.125%, 9/15/20	165	169,950
Whiting Petroleum Corp., 5.75%, 3/15/21	250	259,375
WPX Energy, Inc., 7.50%, 8/1/20	168	182,280

		$6,000,244

Entertainment/Film — 1.0%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$501,530

		$501,530

Environmental — 1.9%
Clean Harbors, Inc., 5.125%, 6/1/21	$465	$470,854
GFL Environmental, Inc., 9.875%, 2/1/21(1)	500	528,125

		$998,979

Food & Drug Retail — 2.0%
Safeway, Inc., 3.95%, 8/15/20	$330	$318,450
Safeway, Inc., 4.75%, 12/1/21	750	723,750

		$1,042,200

2

Security	Principal Amount (000’s omitted)	Value
Gaming — 5.4%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	$30	$30,750
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	620	654,100
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	250	278,750
MGM Resorts International, 6.75%, 10/1/20	750	808,125
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	210	208,950
Scientific Games International, Inc., 7.00%, 1/1/22(1)	25	26,437
Studio City Co., Ltd., 7.25%, 11/30/21(1)	750	793,125

		$2,800,237

Health Care — 4.2%
Eagle Holding Co. II, LLC, 7.625%, (7.625% cash or 8.375% PIK), 5/15/22(1)(2)	$85	$86,806
HCA, Inc., 3.75%, 3/15/19	526	533,248
HCA, Inc., 5.875%, 3/15/22	500	539,375
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	385	441,306
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	50	53,098
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	405	408,038
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(1)	90	94,527

		$2,156,398

Homebuilders/Real Estate — 2.8%
Realogy Group, LLC/Realogy Co-Issuer Corp., 5.25%, 12/1/21(1)	$500	$516,250
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	500	509,375
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	355	400,262

		$1,425,887

Insurance — 0.6%
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, (8.125% cash or 8.875% PIK), 7/15/19(1)(2)	$25	$25,031
Hub International, Ltd., 7.875%, 10/1/21(1)	250	260,313

		$285,344

Leisure — 1.0%
NCL Corp., Ltd., 4.75%, 12/15/21(1)	$495	$511,706

		$511,706

Metals/Mining — 2.4%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$500	$492,500
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	550	570,281
New Gold, Inc., 6.25%, 11/15/22(1)	200	205,500

		$1,268,281

Publishing/Printing — 0.2%
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, (8.50% cash or 9.25% PIK), 8/1/19(1)(2)	$112	$112,140

		$112,140

Restaurants — 1.5%
Yum! Brands, Inc., 3.875%, 11/1/20	$750	$756,563

		$756,563

Services — 4.5%
Hertz Corp. (The), 5.875%, 10/15/20	$250	$251,250
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	41	45,459
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	500	502,500
United Rentals North America, Inc., 4.625%, 7/15/23	500	519,375
West Corp., 4.75%, 7/15/21(1)	1,000	1,015,000

		$2,333,584

3

Security	Principal Amount (000’s omitted)	Value
Steel — 1.0%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$285	$295,688
United States Steel Corp., 8.375%, 7/1/21(1)	199	214,920

		$510,608

Super Retail — 2.0%
Hot Topic, Inc., 9.25%, 6/15/21(1)	$115	$114,138
L Brands, Inc., 6.625%, 4/1/21	250	270,625
Murphy Oil USA, Inc., 6.00%, 8/15/23	150	156,000
Penske Automotive Group, Inc., 3.75%, 8/15/20	500	503,750

		$1,044,513

Technology — 9.7%
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	$25	$25,915
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	1,000	1,038,130
EIG Investors Corp., 10.875%, 2/1/24	825	919,875
EMC Corp., 2.65%, 6/1/20	500	492,748
Infor (US), Inc., 5.75%, 8/15/20(1)	133	136,684
Infor (US), Inc., 6.50%, 5/15/22	250	259,063
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% cash or 7.875% PIK), 5/1/21(1)(2)	395	404,875
Nokia Oyj, 3.375%, 6/12/22	250	245,100
NXP B.V./NXP Funding, LLC, 3.75%, 6/1/18(1)	1,000	1,006,500
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	500	511,562

		$5,040,452

Telecommunications — 4.4%
Frontier Communications Corp., 6.25%, 9/15/21	$55	$45,238
Frontier Communications Corp., 10.50%, 9/15/22	15	12,413
Hughes Satellite Systems Corp., 6.50%, 6/15/19	225	235,696
Intelsat Luxembourg S.A., 6.75%, 6/1/18	400	394,000
SBA Communications Corp., 4.00%, 10/1/22(1)	75	74,250
Sprint Communications, Inc., 7.00%, 8/15/20	375	396,721
Sprint Communications, Inc., 9.00%, 11/15/18(1)	436	456,448
Sprint Corp., 7.25%, 9/15/21	625	665,756

		$2,280,522

Utilities — 2.6%
AES Corp. (The), 7.375%, 7/1/21	$1,000	$1,122,500
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	250	247,812

		$1,370,312

Total Corporate Bonds & Notes (identified cost $43,587,508)		$43,827,905

4

Senior Floating-Rate Loans — 9.1%(4)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 1.3%
American Tire Distributors Holdings, Inc., Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing 9/1/21	$494	$500,076
Navistar International Corporation, Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing 11/1/24	195	196,990

		$697,066

Energy — 0.5%
Chesapeake Energy Corporation, Term Loan, 8.95%, (3 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$240	$257,400

		$257,400

Gaming — 2.4%
Gateway Casinos & Entertainment Limited, Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing 2/22/23	$249	$252,792
GLP Financing, LLC, Term Loan, 3.06%, (1 mo. USD LIBOR + 1.50%), Maturing 4/28/21	1,000	990,000

		$1,242,792

Services — 1.7%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 8.27%, (3 mo. USD LIBOR + 6.50%), Maturing 7/25/22	$210	$197,715
AlixPartners, LLP, Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing 4/4/24	496	500,437
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 8.06%, (1 mo. USD LIBOR + 6.50%), Maturing 12/17/21	117	118,070
Direct ChassisLink, Inc., Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	70	71,925

		$888,147

Technology — 2.4%
EIG Investors Corp., Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), Maturing 2/9/23	$477	$481,820
Veritas Bermuda Ltd., Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing 1/27/23	744	749,493

		$1,231,313

Telecommunications — 0.6%
Asurion, LLC, Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing 8/4/25	$300	$310,250

		$310,250

Utilities — 0.2%
TerraForm Power Operating, LLC, Term Loan, 4.15%, (3 mo. USD LIBOR + 2.75%), Maturing 11/8/22	$100	$101,250

		$101,250

Total Senior Floating-Rate Loans (identified cost $4,661,590)		$4,728,218

5

Convertible Bonds — 4.8%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.5%
Teva Pharmaceutical Finance Co., LLC, Series C, 0.25%, 2/1/26	$250	$225,293

		$225,293

Utilities — 4.3%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$320	$317,654
NRG Yield, Inc., 3.50%, 2/1/19(1)	695	706,361
Pattern Energy Group, Inc., 4.00%, 7/15/20	270	271,330
SolarCity Corp., 1.625%, 11/1/19	1,000	940,025

		$2,235,370

Total Convertible Bonds (identified cost $2,419,556)		$2,460,663

Miscellaneous — 0.0%

Security	Principal Amount	Value
Technology — 0.0%
Avaya, Inc., Escrow Certificates(5)(6)	$125,000	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(7)	282,089	$282,117

		$282,117

Total Short-Term Investments (identified cost $282,089)		$282,117

Total Investments — 99.0% (identified cost $50,950,743)		$51,298,903

Other Assets, Less Liabilities — 1.0%		$493,362

Net Assets — 100.0%		$51,792,265

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $23,388,750 or 45.2% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

6

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(4)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Non-income producing security.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $4,847.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Portfolio did not have any open derivative instruments at January 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$43,827,905	$—	$43,827,905
Senior Floating-Rate Loans	—	4,728,218	—	4,728,218
Convertible Bonds	—	2,460,663	—	2,460,663
Miscellaneous	—	—	0	0
Short-Term Investments	—	282,117	—	282,117
Total Investments	$—	$51,298,903	$0	$51,298,903

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

7

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Short Duration Strategic Income Fund

January 31, 2018 (Unaudited)

Eaton Vance Short Duration Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund (the Affiliated Investment Fund). The Fund owns a pro-rata interest in the net assets of each Portfolio in which it invests. At January 31, 2018, the Fund owned less than 0.05% of Boston Income Portfolio’s outstanding interests, 7.7% of Emerging Markets Local Income Portfolio’s outstanding interests, 9.2% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, less than 0.05% of Global Macro Portfolio’s outstanding interests, 91.8% of Global Opportunities Portfolio’s outstanding interests, 7.1% of High Income Opportunities Portfolio’s outstanding interests, 1.9% of Senior Debt Portfolio’s outstanding interests and 16.4% of Short Duration High Income Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2018 is set forth below.

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Boston Income Portfolio (identified cost, $336)		$21,577	0.0	%(1)

Emerging Markets Local Income Portfolio (identified cost, $60,141,058)		61,982,443	2.7

Global Macro Absolute Return Advantage Portfolio (identified cost, $419,241,511)		437,702,311	19.2

Global Macro Portfolio (identified cost, $207)		10,339	0.0	(1)

Global Opportunities Portfolio (identified cost, $1,440,468,574)		1,439,327,840	63.1

High Income Opportunities Portfolio (identified cost, $109,457,419)		120,691,492	5.3

Senior Debt Portfolio (identified cost, $155,446,149)		155,473,268	6.8

Short Duration High Income Portfolio (identified cost, $8,697,195)		8,494,263	0.4

Total Investments in Affiliated Portfolios (identified cost $2,193,452,449)		$2,223,703,533	97.5%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Fixed Income Funds
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	6,130,243	$59,279,447	2.6%

Total Investments in Affiliated Investment Funds (identified cost $59,427,649)		$59,279,447	2.6%

Short-Term Investments

Description	Principal Amount	Value	% of Net Assets
State Street Bank and Trust Eurodollar Time Deposit, 0.20%, 2/1/18	$978	$978	0.0	%(1)

Total Short-Term Investments (identified cost $978)		$978	0.0	%(1)

Total Investments (identified cost $2,252,881,076)		$2,282,983,958	100.1%

Other Assets, Less Liabilities		$(1,421,174)	(0.1)%

Net Assets		$2,281,562,784	100.0%

(1)	Amount is less than 0.05%.

2

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended January 31, 2018 were as follows:

Fund	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of period	Value, end of period	Dividend income	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	5,985,273	144,970	—	6,130,243	$59,279,447	$1,390,302	$—	$729,784

					$59,279,447	$1,390,302	$—	$729,784

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$2,223,703,533	$—	$—	$2,223,703,533
Investments in Affiliated Investment Funds	59,279,447	—	—	59,279,447
Short-Term Investments	—	978	—	978
Total Investments	$2,282,982,980	$978	$—	$2,282,983,958

The Fund held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

3

The Global Opportunities Portfolio’s Portfolio of Investments is set forth below. A copy of each of the other Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

4

Global Opportunities Portfolio

January 31, 2018

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 21.8%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 267, (Interest Only), Class S5, 4.441%, (6.00% - 1 mo. USD LIBOR), 8/15/42(1)(2)	$16,029,390	$2,552,018
Series 2182, Class ZC, 7.50%, 9/15/29	181,009	205,874
Series 2631, (Interest Only), Class DS, 5.541%, (7.10% - 1 mo. USD LIBOR), 6/15/33(1)(2)	3,025,027	447,062
Series 2953, (Interest Only), Class LS, 5.141%, (6.70% - 1 mo. USD LIBOR), 12/15/34(1)(2)	2,524,538	219,691
Series 2956, (Interest Only), Class SL, 5.441%, (7.00% - 1 mo. USD LIBOR), 6/15/32(1)(2)	1,558,772	255,797
Series 3114, (Interest Only), Class TS, 5.091%, (6.65% - 1 mo. USD LIBOR), 9/15/30(1)(2)	5,569,712	663,197
Series 3153, (Interest Only), Class JI, 5.061%, (6.62% - 1 mo. USD LIBOR), 5/15/36(1)(2)	3,655,049	584,912
Series 3727, (Interest Only), Class PS, 5.141%, (6.70% - 1 mo. USD LIBOR), 11/15/38(1)(2)	2,028,514	33,267
Series 3745, (Interest Only), Class SA, 5.191%, (6.75% - 1 mo. USD LIBOR), 3/15/25(1)(2)	2,267,044	143,254
Series 3845, (Interest Only), Class ES, 5.091%, (6.65% - 1 mo. USD LIBOR), 1/15/29(1)(2)	1,339,415	41,302
Series 3969, (Interest Only), Class SB, 5.091%, (6.65% - 1 mo. USD LIBOR), 2/15/30(1)(2)	1,599,649	84,484
Series 3973, (Interest Only), Class SG, 5.091%, (6.65% - 1 mo. USD LIBOR), 4/15/30(1)(2)	2,978,234	235,818
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(1)	3,307,767	624,845
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(1)	15,156,408	2,206,496
Series 4067, (Interest Only), Class JI, 3.50%, 6/15/27(1)	12,828,864	1,431,808
Series 4070, (Interest Only), Class S, 4.541%, (6.10% - 1 mo. USD LIBOR), 6/15/32(1)(2)	19,042,222	2,786,438
Series 4095, (Interest Only), Class HS, 4.541%, (6.10% - 1 mo. USD LIBOR), 7/15/32(1)(2)	6,314,009	797,705
Series 4109, (Interest Only), Class ES, 4.591%, (6.15% - 1 mo. USD LIBOR), 12/15/41(1)(2)	90,935	15,031
Series 4109, (Interest Only), Class KS, 4.541%, (6.10% - 1 mo. USD LIBOR), 5/15/32(1)(2)	1,467,220	67,296
Series 4109, (Interest Only), Class SA, 4.641%, (6.20% - 1 mo. USD LIBOR), 9/15/32(1)(2)	7,388,377	1,198,853
Series 4149, (Interest Only), Class S, 4.691%, (6.25% - 1 mo. USD LIBOR), 1/15/33(1)(2)	5,591,844	863,896
Series 4163, (Interest Only), Class GS, 4.641%, (6.20% - 1 mo. USD LIBOR), 11/15/32(1)(2)	4,443,725	766,326
Series 4169, (Interest Only), Class AS, 4.691%, (6.25% - 1 mo. USD LIBOR), 2/15/33(1)(2)	6,961,043	1,009,353
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(1)	5,772,805	483,242
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(1)	9,774,596	975,668
Series 4189, (Interest Only), Class SQ, 4.591%, (6.15% - 1 mo. USD LIBOR), 12/15/42(1)(2)	7,518,499	1,127,056
Series 4203, (Interest Only), Class QS, 4.691%, (6.25% - 1 mo. USD LIBOR), 5/15/43(1)(2)	5,310,226	732,515
Series 4212, (Interest Only), Class SA, 4.641%, (6.20% - 1 mo. USD LIBOR), 7/15/38(1)(2)	13,883,986	1,304,060
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(1)	1,877,648	39,087
Series 4273, Class SP, 7.819%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(2)	516,145	594,828
Series 4323, (Interest Only), Class CI, 4.00%, 3/15/40(1)	9,153,813	863,168
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(1)	3,591,279	753,614
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(1)	3,477,421	578,603
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(1)	7,027,083	1,445,209
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(1)	4,758,971	696,814
Series 4381, (Interest Only), Class SK, 4.591%, (6.15% - 1 mo. USD LIBOR), 6/15/44(1)(2)	7,816,493	1,389,579
Series 4388, (Interest Only), Class MS, 4.541%, (6.10% - 1 mo. USD LIBOR), 9/15/44(1)(2)	8,853,701	1,635,703
Series 4407, Class LN, 5.667%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(2)	251,405	232,909
Series 4408, (Interest Only), Class IP, 3.50%, 4/15/44(1)	10,458,700	1,903,756
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(3)	1,662,611	1,055,998
Series 4452, (Interest Only), Class SP, 4.641%, (6.20% - 1 mo. USD LIBOR), 10/15/43(1)(2)	15,182,200	2,161,438
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(3)	4,363,845	3,633,229
Series 4497, (Interest Only), Class CS, 4.641%, (6.20% - 1 mo. USD LIBOR), 9/15/44(1)(2)	23,220,244	4,512,634
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(1)	12,806,110	2,232,716

1

Security	Principal Amount	Value
Series 4507, (Interest Only), Class SJ, 4.621%, (6.18% - 1 mo. USD LIBOR), 9/15/45(1)(2)	$13,308,418	$2,474,463
Series 4526, (Interest Only), Class PI, 3.50%, 1/15/42(1)	8,215,623	1,195,213
Series 4528, (Interest Only), Class BS, 4.591%, (6.15% - 1 mo. USD LIBOR), 7/15/45(1)(2)	12,696,900	2,464,316
Series 4629, (Interest Only), Class QI, 3.50%, 11/15/46(1)	13,795,904	2,363,419
Series 4637, Class CU, 3.00%, 8/15/44	14,247,644	13,522,587
Series 4637, (Interest Only), Class IP, 3.50%, 4/15/44(1)	6,492,587	1,014,861
Series 4644, (Interest Only), Class TI, 3.50%, 1/15/45(1)	12,506,282	2,159,116
Series 4653, (Interest Only), Class PI, 3.50%, 7/15/44(1)	7,445,264	1,125,331
Series 4667, (Interest Only), Class PI, 3.50%, 5/15/42(1)	27,073,299	4,213,550
Series 4672, (Interest Only), Class LI, 3.50%, 1/15/43(1)	14,373,291	2,097,658
Series 4677, Class SB, 9.729%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(2)	3,652,279	3,584,940
Series 4703, Class TZ, 4.00%, 7/15/47	385,493	382,032
Series 4744, (Interest Only), Class IO, 4.00%, 11/15/47(1)	9,969,416	2,137,904
Series 4749, (Interest Only), Class IL, 4.00%, 12/15/47(1)	8,424,096	1,932,602

		$86,254,541

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA2, Class M3, 6.211%, (1 mo. USD LIBOR + 4.65%), 10/25/28(4)	$1,750,000	$2,015,138
Series 2017-DNA1, Class B1, 6.511%, (1 mo. USD LIBOR + 4.95%), 7/25/29(4)	1,244,000	1,392,916
Series 2017-DNA1, Class M2, 4.811%, (1 mo. USD LIBOR + 3.25%), 7/25/29(4)	13,000,000	14,078,852
Series 2017-DNA2, Class M2, 5.011%, (1 mo. USD LIBOR + 3.45%), 10/25/29(4)	20,310,000	22,221,157
Series 2017-DNA3, Class M2, 4.061%, (1 mo. USD LIBOR + 2.50%), 3/25/30(4)	8,659,000	8,980,174
Series 2018-DNA1, Class M2, 3.361%, (1 mo. USD LIBOR + 1.80%), 7/25/30(4)	5,000,000	5,006,670

		$53,694,907

Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	$367,507	$403,623
Series 1994-42, Class K, 6.50%, 4/25/24	230,694	248,399
Series 2004-46, (Interest Only), Class SI, 4.439%, (6.00% - 1 mo. USD LIBOR), 5/25/34(1)(2)	5,219,375	629,410
Series 2005-17, (Interest Only), Class SA, 5.139%, (6.70% - 1 mo. USD LIBOR), 3/25/35(1)(2)	2,743,488	499,497
Series 2005-71, (Interest Only), Class SA, 5.189%, (6.75% - 1 mo. USD LIBOR), 8/25/25(1)(2)	2,700,088	245,509
Series 2005-105, (Interest Only), Class S, 5.139%, (6.70% - 1 mo. USD LIBOR), 12/25/35(1)(2)	2,513,089	423,816
Series 2006-44, (Interest Only), Class IS, 5.039%, (6.60% - 1 mo. USD LIBOR), 6/25/36(1)(2)	2,153,450	349,420
Series 2006-65, (Interest Only), Class PS, 5.659%, (7.22% - 1 mo. USD LIBOR), 7/25/36(1)(2)	2,141,079	394,916
Series 2006-96, (Interest Only), Class SN, 5.639%, (7.20% - 1 mo. USD LIBOR), 10/25/36(1)(2)	2,965,438	471,482
Series 2006-104, (Interest Only), Class SD, 5.079%, (6.64% - 1 mo. USD LIBOR), 11/25/36(1)(2)	2,165,608	350,690
Series 2006-104, (Interest Only), Class SE, 5.069%, (6.63% - 1 mo. USD LIBOR), 11/25/36(1)(2)	1,443,738	243,190
Series 2007-50, (Interest Only), Class LS, 4.889%, (6.45% - 1 mo. USD LIBOR), 6/25/37(1)(2)	2,981,153	483,451
Series 2008-26, (Interest Only), Class SA, 4.639%, (6.20% - 1 mo. USD LIBOR), 4/25/38(1)(2)	3,985,319	590,016
Series 2008-61, (Interest Only), Class S, 4.539%, (6.10% - 1 mo. USD LIBOR), 7/25/38(1)(2)	6,736,874	1,023,184
Series 2009-62, Class WA, 5.573%, 8/25/39(5)	2,297,764	2,467,596
Series 2010-99, (Interest Only), Class NS, 5.039%, (6.60% - 1 mo. USD LIBOR), 3/25/39(1)(2)	3,284,762	170,514
Series 2010-124, (Interest Only), Class SJ, 4.489%, (6.05% - 1 mo. USD LIBOR), 11/25/38(1)(2)	3,151,655	227,706
Series 2010-135, (Interest Only), Class SD, 4.439%, (6.00% - 1 mo. USD LIBOR), 6/25/39(1)(2)	6,473,264	457,985
Series 2011-45, (Interest Only), Class SA, 5.089%, (6.65% - 1 mo. USD LIBOR), 1/25/29(1)(2)	2,383,679	52,595
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(1)	6,006,982	585,070
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(1)	4,538,987	442,230
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(1)	7,467,221	732,515

2

Security	Principal Amount	Value
Series 2012-24, (Interest Only), Class S, 3.939%, (5.50% - 1 mo. USD LIBOR), 5/25/30(1)(2)	$3,380,692	$233,446
Series 2012-30, (Interest Only), Class SK, 4.989%, (6.55% - 1 mo. USD LIBOR), 12/25/40(1)(2)	9,581,066	1,264,552
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(1)	11,501,973	1,194,668
Series 2012-56, (Interest Only), Class SU, 5.189%, (6.75% - 1 mo. USD LIBOR), 8/25/26(1)(2)	3,232,463	154,810
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(1)	13,061,767	1,399,973
Series 2012-73, (Interest Only), Class MS, 4.489%, (6.05% - 1 mo. USD LIBOR), 5/25/39(1)(2)	11,564,325	928,479
Series 2012-76, (Interest Only), Class GS, 4.489%, (6.05% - 1 mo. USD LIBOR), 9/25/39(1)(2)	7,074,868	638,622
Series 2012-86, (Interest Only), Class CS, 4.539%, (6.10% - 1 mo. USD LIBOR), 4/25/39(1)(2)	4,816,137	411,008
Series 2012-94, (Interest Only), Class KS, 5.089%, (6.65% - 1 mo. USD LIBOR), 5/25/38(1)(2)	17,304,921	2,223,205
Series 2012-94, (Interest Only), Class SL, 5.139%, (6.70% - 1 mo. USD LIBOR), 5/25/38(1)(2)	12,978,691	1,688,324
Series 2012-97, (Interest Only), Class PS, 4.589%, (6.15% - 1 mo. USD LIBOR), 3/25/41(1)(2)	12,976,139	1,898,707
Series 2012-103, (Interest Only), Class GS, 4.539%, (6.10% - 1 mo. USD LIBOR), 2/25/40(1)(2)	12,411,144	1,055,001
Series 2012-112, (Interest Only), Class SB, 4.589%, (6.15% - 1 mo. USD LIBOR), 9/25/40(1)(2)	10,559,608	1,502,709
Series 2012-124, (Interest Only), Class IO, 1.43%, 11/25/42(1)	15,934,030	648,330
Series 2012-139, (Interest Only), Class LS, 4.582%, (6.15% - 1 mo. USD LIBOR), 12/25/42(1)(2)	9,006,215	1,747,651
Series 2012-147, (Interest Only), Class SA, 4.539%, (6.10% - 1 mo. USD LIBOR), 1/25/43(1)(2)	11,576,756	2,070,423
Series 2012-150, (Interest Only), Class PS, 4.589%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)(2)	10,583,067	1,575,828
Series 2012-150, (Interest Only), Class SK, 4.589%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)(2)	16,452,958	2,366,747
Series 2013-6, Class TA, 1.50%, 1/25/43	2,838,168	2,737,570
Series 2013-11, (Interest Only), Class IO, 4.00%, 1/25/43(1)	27,875,192	4,622,253
Series 2013-12, (Interest Only), Class SP, 4.089%, (5.65% - 1 mo. USD LIBOR), 11/25/41(1)(2)	4,923,207	567,221
Series 2013-15, (Interest Only), Class DS, 4.639%, (6.20% - 1 mo. USD LIBOR), 3/25/33(1)(2)	11,998,381	1,918,064
Series 2013-23, (Interest Only), Class CS, 4.689%, (6.25% - 1 mo. USD LIBOR), 3/25/33(1)(2)	6,479,900	963,260
Series 2013-54, (Interest Only), Class HS, 4.739%, (6.30% - 1 mo. USD LIBOR), 10/25/41(1)(2)	11,088,611	1,111,859
Series 2013-64, (Interest Only), Class PS, 4.689%, (6.25% - 1 mo. USD LIBOR), 4/25/43(1)(2)	7,984,292	1,083,103
Series 2013-66, (Interest Only), Class JI, 3.00%, 7/25/43(1)	12,565,242	1,961,403
Series 2013-75, (Interest Only), Class SC, 4.689%, (6.25% - 1 mo. USD LIBOR), 7/25/42(1)(2)	19,441,275	1,944,388
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(1)	4,058,688	485,975
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(1)	3,864,212	797,333
Series 2014-41, (Interest Only), Class SA, 4.489%, (6.05% - 1 mo. USD LIBOR), 7/25/44(1)(2)	7,772,163	1,659,448
Series 2014-43, (Interest Only), Class PS, 4.539%, (6.10% - 1 mo. USD LIBOR), 3/25/42(1)(2)	8,356,029	1,477,179
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(1)	12,583,728	2,030,694
Series 2014-64, (Interest Only), Class BI, 3.50%, 3/25/44(1)	4,570,349	627,743
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(1)	9,010,653	1,640,136
Series 2014-80, (Interest Only), Class CI, 3.50%, 12/25/44(1)	7,502,867	1,208,932
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(1)	12,446,314	2,327,925
Series 2015-6, (Interest Only), Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(1)(2)	23,129,905	1,715,712
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(1)	15,118,924	2,293,731
Series 2015-17, (Interest Only), Class SA, 4.639%, (6.20% - 1 mo. USD LIBOR), 11/25/43(1)(2)	13,007,426	1,968,744
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(1)	7,656,732	1,231,313
Series 2015-31, (Interest Only), Class SG, 4.539%, (6.10% - 1 mo. USD LIBOR), 5/25/45(1)(2)	16,009,109	3,365,451
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(1)	8,999,204	1,397,969

3

Security	Principal Amount	Value
Series 2015-47, (Interest Only), Class SG, 4.589%, (6.15% - 1 mo. USD LIBOR), 7/25/45(1)(2)	$10,033,913	$1,871,570
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(1)	21,027,381	3,548,301
Series 2015-93, (Interest Only), Class BS, 4.589%, (6.15% - 1 mo. USD LIBOR), 8/25/45(1)(2)	12,775,867	2,468,508
Series 2015-95, (Interest Only), Class SB, 4.439%, (6.00% - 1 mo. USD LIBOR), 1/25/46(1)(2)	18,163,766	2,984,207
Series 2016-1, (Interest Only), Class SJ, 4.589%, (6.15% - 1 mo. USD LIBOR), 2/25/46(1)(2)	25,288,920	4,627,253
Series 2017-46, (Interest Only), Class NI, 3.00%, 8/25/42(1)	14,205,802	2,043,145
Series 2017-66, Class ZJ, 3.00%, 9/25/57	5,840,442	5,302,811
Series 2017-76, Class Z, 3.00%, 10/25/57	11,107,866	10,406,480

		$108,884,978

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2016-C04, Class 1M2, 5.811%, (1 mo. USD LIBOR + 4.25%), 1/25/29(4)	$9,000,000	$10,177,217
Series 2017-C01, Class 1M2, 5.111%, (1 mo. USD LIBOR + 3.55%), 7/25/29(4)	4,923,016	5,377,263
Series 2017-C03, Class 1M2, 4.561%, (1 mo. USD LIBOR + 3.00%), 10/25/29(4)	6,300,000	6,682,337
Series 2017-C05, Class 1M2, 3.761%, (1 mo. USD LIBOR + 2.20%), 1/25/30(4)	45,500,000	46,285,607

		$68,522,424

Government National Mortgage Association:
Series 2011-48, (Interest Only), Class SD, 5.109%, (6.67% - 1 mo. USD LIBOR), 10/20/36(1)(2)	$5,477,603	$292,576
Series 2014-68, (Interest Only), Class KI, 0.865%, 10/20/42(1)	15,210,228	434,594
Series 2015-116, (Interest Only), Class AS, 4.139%, (5.70% - 1 mo. USD LIBOR), 8/20/45(1)(2)	10,986,615	1,212,086
Series 2017-96, Class ZM, 3.00%, 6/20/47	1,845,414	1,801,098
Series 2017-101, Class NS, 5.00%, (20.00% - 1 mo. USD LIBOR x 5.00, Cap 5.00%), 7/20/47(2)	2,904,394	2,921,446
Series 2017-104, (Interest Only), Class SD, 4.639%, (6.20% - 1 mo. USD LIBOR), 7/20/47(1)(2)	17,669,013	3,324,220
Series 2017-110, Class ZJ, 3.00%, 7/20/47	8,437,604	7,888,697
Series 2017-115, Class ZA, 3.00%, 7/20/47	3,486,169	3,318,731
Series 2017-121, (Interest Only), Class DS, 2.939%, (4.50% - 1 mo. USD LIBOR), 8/20/47(1)(2)	21,840,344	1,471,880
Series 2017-137, (Interest Only), Class AS, 2.939%, (4.50% - 1 mo. USD LIBOR), 9/20/47(1)(2)	32,162,041	2,261,439

		$24,926,767

Total Collateralized Mortgage Obligations (identified cost $374,940,682)		$342,283,617

Mortgage Pass-Throughs — 3.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.856%, (COF + 1.25%), with maturity at 2035(6)	$625,695	$645,447
4.408%, (COF + 1.25%), with maturity at 2030(6)	208,598	222,548
6.50%, with maturity at 2036	1,506,429	1,686,480
7.00%, with various maturities to 2036	2,637,058	2,987,253
7.50%, with maturity at 2035	821,269	939,322
8.00%, with maturity at 2026	216,790	221,848

		$6,702,898

4

Security	Principal Amount	Value
Federal National Mortgage Association:
3.691%, (COF + 1.25%), with maturity at 2035(6)	$551,793	$578,213
3.801%, (COF + 1.78%), with maturity at 2035(6)	1,380,514	1,472,836
6.00%, with various maturities to 2032	583,049	651,398
6.50%, with various maturities to 2036	2,217,714	2,467,062
7.00%, with various maturities to 2037	4,504,191	5,148,668
7.50%, with maturity at 2035	4,555,457	5,234,112
8.50%, with maturity at 2032	279,966	331,392
9.50%, with maturity at 2028	463,312	509,784

		$16,393,465

Government National Mortgage Association:
5.00%, with maturity at 2047	$17,711,391	$18,742,941
7.00%, with various maturities to 2035	7,667,039	8,787,850

		$27,530,791

Total Mortgage Pass-Throughs (identified cost $49,400,718)		$50,627,154

Commercial Mortgage-Backed Securities — 5.8%

Security	Principal Amount	Value
CFCRE Commercial Mortgage Trust
Series 2016-C7, Class D, 4.441%, 12/10/54(5)(7)	$800,000	$685,843
COMM Mortgage Trust
Series 2014-CR20, Class D, 3.222%, 11/10/47(7)	5,650,000	4,615,570
Series 2015-CR22, Class D, 4.122%, 3/10/48(5)(7)	10,277,500	8,630,389
Series 2015-CR24, Class D, 3.463%, 8/10/48(5)	10,000,000	8,195,169
Series 2015-CR27, Class D, 3.472%, 10/10/48(5)(7)	10,000,000	8,182,435
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.661%, 4/15/47(5)(7)	2,081,000	1,865,023
Series 2014-C22, Class D, 4.559%, 9/15/47(5)(7)	3,430,000	2,964,500
Series 2014-C23, Class D, 3.958%, 9/15/47(5)(7)	1,500,000	1,292,917
Series 2014-C25, Class D, 3.946%, 11/15/47(5)(7)	11,000,000	8,907,032
Series 2015-C29, Class D, 3.702%, 5/15/48(5)	10,000,000	8,167,400
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.364%, 8/15/46(5)(7)	5,000,000	4,311,296
Series 2014-C16, Class D, 4.755%, 6/15/47(5)(7)	4,000,000	3,577,104
Series 2015-C23, Class D, 4.134%, 7/15/50(5)(7)	2,500,000	2,205,709
Series 2016-C32, Class D, 3.396%, 12/15/49(5)(7)	1,699,000	1,279,870
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.544%, 5/10/45(5)(7)	2,625,750	2,618,872
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class D, 4.513%, 12/10/45(5)(7)	5,000,000	4,354,036
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(7)	9,590,000	7,655,430
Series 2015-C29, Class D, 4.225%, 6/15/48(5)	2,000,000	1,703,258
Series 2015-C31, Class D, 3.852%, 11/15/48	4,000,000	3,167,765

5

Security	Principal Amount	Value
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(7)	$8,000,000	$5,621,823

Total Commercial Mortgage-Backed Securities (identified cost $96,146,037)		$90,001,441

Asset-Backed Securities — 9.2%

Security	Principal Amount	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class D, 7.072%, (3 mo. USD LIBOR + 5.35%), 7/15/27(4)(7)	$3,500,000	$3,523,183
Series 2015-17A, Class C2, 6.572%, (3 mo. USD LIBOR + 4.85%), 1/15/28(4)(7)	3,400,000	3,458,075
Series 2015-17A, Class D, 8.072%, (3 mo. USD LIBOR + 6.35%), 1/15/28(4)(7)	2,000,000	2,026,857
Apidos CLO
Series 2015-21A, Class C, 5.284%, (3 mo. USD LIBOR + 3.55%), 7/18/27(4)(7)	4,000,000	4,041,340
Series 2015-21A, Class E, 8.184%, (3 mo. USD LIBOR + 6.45%), 7/18/27(4)(7)	2,000,000	2,006,380
Ares CLO, Ltd.
Series 2015-2A, Class E2, 6.96%, (3 mo. USD LIBOR + 5.20%), 7/29/26(4)(7)	4,500,000	4,516,693
Series 2015-2A, Class F, 8.26%, (3 mo. USD LIBOR + 6.50%), 7/29/26(4)(7)	2,000,000	2,001,907
Babson CLO, Ltd.
Series 2014-IIA, Class D, 5.331%, (3 mo. USD LIBOR + 3.60%), 10/17/26(4)(7)	5,000,000	5,025,850
Bain Capital Credit CLO
Series 2017-2A, Class E, 7.717%, (3 mo. USD LIBOR + 6.35%), 7/25/30(4)(7)	2,250,000	2,301,607
Barings CLO, Ltd.
Series 2017-1A, Class E, 7.734%, (3 mo. USD LIBOR + 6.00%), 7/18/29(4)(7)	2,900,000	2,941,226
Birchwood Park CLO, Ltd.
Series 2014-1A, Class D1, 5.17%, (3 mo. USD LIBOR + 3.45%), 7/15/26(4)(7)	4,000,000	4,018,260
Series 2014-1A, Class E1, 6.82%, (3 mo. USD LIBOR + 5.10%), 7/15/26(4)(7)	1,000,000	998,601
Canyon Capital CLO, Ltd.
Series 2017-1A, Class E, 7.972%, (3 mo. USD LIBOR + 6.25%), 7/15/30(4)(7)	1,000,000	1,007,143
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class D, 5.322%, (3 mo. USD LIBOR + 3.60%), 10/15/26(4)(7)	5,000,000	5,025,995
Series 2015-5A, Class C, 5.795%, (3 mo. USD LIBOR + 4.05%), 1/20/28(4)(7)	4,000,000	4,085,212
Series 2015-5A, Class D, 7.845%, (3 mo. USD LIBOR + 6.10%), 1/20/28(4)(7)	2,000,000	2,047,217
Cent CLO LP
Series 2014-22A, Class C, 5.142%, (3 mo. USD LIBOR + 3.75%), 11/7/26(4)(7)	5,000,000	5,022,195
Cumberland Park CLO, Ltd.
Series 2015-2A, Class D, 5.145%, (3 mo. USD LIBOR + 3.40%), 7/20/26(4)(7)	5,000,000	5,050,055
Series 2015-2A, Class F, 8.295%, (3 mo. USD LIBOR + 6.55%), 7/20/26(4)(7)	2,000,000	2,001,729
Dryden XL Senior Loan Fund
Series 2015-40A, Class D, 5.116%, (3 mo. USD LIBOR + 3.70%), 8/15/28(4)(7)	6,000,000	6,037,020
Series 2015-40A, Class E, 7.366%, (3 mo. USD LIBOR + 5.95%), 8/15/28(4)(7)	2,500,000	2,502,327
Galaxy CLO, Ltd.
Series 2015-21A, Class D, 5.263%, (3 mo. USD LIBOR + 3.90%), 1/20/28(4)(7)	5,000,000	5,044,985
Series 2015-21A, Class DR, (3 mo. USD LIBOR + 2.65%), 4/20/31(7)(8)	5,000,000	5,000,000
Series 2015-21A, Class E1, 6.963%, (3 mo. USD LIBOR + 5.60%), 1/20/28(4)(7)	2,500,000	2,520,461
Series 2015-21A, Class ER, (3 mo. USD LIBOR + 5.25%), 4/20/31(7)(8)	2,500,000	2,500,000
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 7.501%, (3 mo. USD LIBOR + 6.00%), 1/20/31(4)(7)	3,000,000	3,012,376
Highbridge Loan Management, Ltd.
Series 3A-2014, Class DR, 8.234%, (3 mo. USD LIBOR + 6.50%), 7/18/29(4)(7)	2,900,000	2,996,527

6

Security	Principal Amount	Value
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class DR, 5.345%, (3 mo. USD LIBOR + 3.60%), 7/21/30(4)(7)	$3,500,000	$3,602,092
Series 2015-17A, Class ER, 8.245%, (3 mo. USD LIBOR + 6.50%), 7/21/30(4)(7)	5,000,000	5,144,440
Oak Hill Credit Partners XI, Ltd.
Series 2015-11A, Class D, 6.045%, (3 mo. USD LIBOR + 4.30%), 10/20/28(4)(7)	5,000,000	5,089,720
Series 2015-11A, Class E, 8.445%, (3 mo. USD LIBOR + 6.70%), 10/20/28(4)(7)	2,500,000	2,559,320
Oaktree CLO, Ltd.
Series 2014-1A, Class DR, 7.713%, (3 mo. USD LIBOR + 6.30%), 5/13/29(4)(7)	3,000,000	3,024,485
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 6.941%, (3 mo. USD LIBOR + 5.50%), 5/21/27(4)(7)	3,000,000	3,006,801
Octagon Investment Partners XXIII, Ltd.
Series 2015-1A, Class D, 5.472%, (3 mo. USD LIBOR + 3.75%), 7/15/27(4)(7)	5,000,000	5,025,305
Series 2015-1A, Class E2, 8.222%, (3 mo. USD LIBOR + 6.50%), 7/15/27(4)(7)	3,000,000	3,017,018
Palmer Square CLO, Ltd.
Series 2015-1A, Class DR, 7.641%, (3 mo. USD LIBOR + 6.20%), 5/21/29(4)(7)	2,000,000	2,031,256
Series 2015-2A, Class CR, 5.445%, (3 mo. USD LIBOR + 3.70%), 7/20/30(4)(7)	5,000,000	5,112,460
Recette CLO, LLC
Series 2015-1A, Class E, 7.445%, (3 mo. USD LIBOR + 5.70%), 10/20/27(4)(7)	4,500,000	4,560,171
Series 2015-1A, Class F, 9.195%, (3 mo. USD LIBOR + 7.45%), 10/20/27(4)(7)	2,000,000	2,021,225
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.202%, (3 mo. USD LIBOR + 6.48%), 10/15/30(4)(7)	5,000,000	5,104,575
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.045%, (3 mo. USD LIBOR + 6.30%), 7/20/30(4)(7)	2,000,000	2,031,410
Series 2017-1A, Class E, 8.154%, (3 mo. USD LIBOR + 6.42%), 4/18/29(4)(7)	2,000,000	2,049,239

Total Asset-Backed Securities (identified cost $136,874,703)		$144,092,738

Small Business Administration Loans (Interest Only)(9) — 5.5%

Security	Principal Amount	Value
0.657%, 3/15/30	$2,999,423	$69,011
0.73%, 7/15/31	3,530,987	89,263
0.932%, 5/15/42	1,704,252	73,954
0.98%, 4/15/32	1,711,276	57,489
1.132%, 10/14/36	3,451,922	156,341
1.309%, 4/15/42 to 7/15/42	15,817,731	967,076
1.336%, 9/15/41	2,015,375	125,310
1.382%, 6/15/41	3,297,557	196,917
1.48%, 4/15/34	1,273,236	68,950
1.49%, 7/15/36	1,236,014	68,473
1.507%, 7/15/36	1,403,695	77,189
1.559%, 3/16/42 to 7/15/42	9,183,883	651,639
1.586%, 8/28/36 to 10/21/36	4,742,866	285,247
1.609%, 12/15/41 to 7/15/42	13,192,560	987,464
1.632%, 9/15/41 to 6/15/42	3,535,223	270,498
1.682%, 4/15/41 to 5/15/42	6,028,790	472,008
1.73%, 10/15/33	1,917,108	117,475
1.732%, 11/21/41	1,289,893	100,959
1.738%, 5/15/36	3,897,850	252,281
1.803%, 11/15/33	1,659,808	106,598
1.809%, 12/21/41 to 11/15/42	9,287,146	860,769

7

Security	Principal Amount	Value
1.836%, 11/9/36 to 2/15/40	$3,258,029	$233,728
1.859%, 12/28/41 to 6/15/42	19,491,449	1,646,283
1.882%, 11/19/36 to 12/15/36	5,205,725	372,303
1.909%, 2/15/42 to 7/15/42	12,524,999	1,176,479
1.934%, 7/15/42	1,825,514	169,008
1.959%, 11/29/30 to 8/15/42	9,224,245	802,020
1.982%, 10/15/37	1,141,397	82,754
2.032%, 2/15/42 to 5/15/42	4,898,303	490,670
2.055%, 1/15/38	1,192,630	93,328
2.059%, 5/15/42 to 7/15/42	5,316,465	516,950
2.109%, 4/15/33 to 7/15/42	7,541,665	709,817
2.159%, 5/15/42 to 6/15/42	6,622,286	653,188
2.182%, 11/15/40 to 12/15/40	2,028,020	191,070
2.209%, 8/15/42	3,420,205	349,579
2.211%, 5/15/36	1,675,695	137,898
2.232%, 1/15/41 to 1/15/42	4,958,533	512,184
2.282%, 11/1/29	1,611,189	122,252
2.309%, 4/15/42 to 7/15/42	5,471,333	626,755
2.359%, 1/11/42 to 6/15/42	25,476,783	2,768,026
2.382%, 6/15/42	1,806,304	199,125
2.386%, 7/15/40	1,486,842	142,578
2.405%, 3/15/39	970,686	96,158
2.409%, 1/15/38 to 7/15/42	24,847,502	2,758,415
2.432%, 3/15/41 to 6/15/42	5,075,307	546,291
2.459%, 12/15/26 to 8/15/42	16,219,664	1,698,932
2.482%, 2/23/41 to 3/15/41	2,158,232	230,897
2.509%, 5/15/27	1,241,222	87,946
2.532%, 11/15/42	1,724,974	213,621
2.557%, 1/15/41	1,170,733	125,460
2.559%, 7/15/42	2,235,417	290,707
2.586%, 4/15/36	1,505,287	144,613
2.609%, 5/15/27 to 7/15/42	16,217,287	1,864,080
2.632%, 4/15/41	1,303,719	153,795
2.636%, 5/15/41	1,480,779	167,258
2.659%, 6/15/36 to 7/15/42	6,499,843	802,088
2.682%, 2/15/41 to 4/15/42	6,955,130	863,828
2.709%, 5/15/27 to 9/15/42	29,731,854	3,567,445
2.732%, 8/15/42	1,254,408	179,645
2.782%, 8/15/26	817,686	55,278
2.859%, 5/15/32 to 7/15/42	22,412,758	3,028,712
2.882%, 8/16/42	50,532,533	7,301,446
2.886%, 8/15/40	1,086,251	128,312
2.909%, 11/15/41 to 7/15/42	14,596,067	2,055,053
2.932%, 5/15/34 to 7/15/42	9,311,257	1,116,396
2.936%, 10/15/40 to 7/15/42	5,531,619	742,371
2.949%, 8/15/42	1,904,105	263,970
2.959%, 1/15/27 to 1/15/43	20,534,392	2,489,243
2.982%, 2/15/41 to 7/15/42	9,253,329	1,390,733
2.984%, 5/15/42 to 6/15/42	4,262,244	654,438
3.032%, 9/15/23 to 6/15/42	8,792,033	1,012,315
3.109%, 12/15/41 to 8/15/42	11,104,653	1,654,413
3.128%, 6/15/32	703,833	83,506

8

Security	Principal Amount	Value
3.159%, 4/15/42 to 7/15/42	$20,527,970	$3,106,284
3.182%, 7/15/41 to 9/15/41	1,419,053	228,219
3.185%, 8/15/39	1,615,341	214,386
3.209%, 12/15/26 to 10/15/42	21,970,596	2,898,084
3.232%, 7/15/37 to 4/15/42	5,369,803	739,939
3.236%, 7/15/28 to 4/15/42	3,026,317	402,302
3.282%, 6/21/26 to 7/15/42	11,146,632	1,528,027
3.359%, 3/15/42 to 7/15/42	5,667,543	884,791
3.409%, 4/15/42 to 12/15/42	6,353,293	1,055,921
3.432%, 11/7/39 to 2/15/42	3,669,972	597,048
3.459%, 2/15/27 to 8/15/42	20,613,115	2,785,475
3.482%, 5/15/36 to 7/15/42	5,990,785	996,077
3.532%, 4/15/23 to 8/15/42	4,663,279	558,084
3.609%, 5/15/32 to 6/15/42	14,909,501	2,457,231
3.635%, 8/15/41	2,724,104	477,184
3.636%, 2/15/41 to 12/15/41	2,079,460	351,837
3.659%, 5/15/42 to 7/15/42	12,955,922	2,340,571
3.682%, 11/15/31 to 5/15/42	7,132,448	1,198,866
3.709%, 1/15/24 to 8/15/42	42,714,836	5,843,868
3.732%, 12/15/36 to 4/15/42	7,938,548	1,335,275
3.782%, 10/15/23 to 6/15/42	14,668,474	1,906,665

Total Small Business Administration Loans (Interest Only) (identified cost $83,657,531)		$85,724,405

Senior Floating-Rate Loans — 1.5%(10)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Drugs — 0.1%
Valeant Pharmaceuticals International, Inc., Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing April 1, 2022	$2,241	$2,277,213

		$2,277,213

Equipment Leasing — 0.6%
Delos Finance S.a.r.l., Term Loan, 3.69%, (3 mo. USD LIBOR + 2.00%), Maturing October 6, 2023	$10,000	$10,095,310

		$10,095,310

Food Service — 0.2%
Aramark Services, Inc., Term Loan, 3.57%, (1 mo. USD LIBOR + 2.00%), Maturing March 28, 2024	$2,459	$2,479,518

		$2,479,518

Lodging and Casinos — 0.4%
Hilton Worldwide Finance, LLC, Term Loan, 3.56%, (1 mo. USD LIBOR + 2.00%), Maturing October 25, 2023	$5,713	$5,763,054

		$5,763,054

9

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Oil and Gas — 0.2%
MEG Energy Corp., Term Loan, 5.20%, (3 mo. USD LIBOR + 3.50%), Maturing December 31, 2023		$3,922	$3,944,787

			$3,944,787

Total Senior Floating-Rate Loans (identified cost $24,459,672)			$24,559,882

Foreign Government Bonds — 30.7%

Security	Principal Amount (000’s omitted)		Value
Australia — 1.4%
Australia Government Bond, 3.00%, 3/21/47(11)	AUD	28,961	$21,557,154

Total Australia			$21,557,154

Dominican Republic — 1.2%
Dominican Republic, 10.375%, 3/4/22(11)	DOP	264,300	$5,856,617
Dominican Republic, 10.40%, 5/10/19(11)	DOP	181,700	3,886,945
Dominican Republic, 14.00%, 6/8/18(11)	DOP	257,200	5,402,862
Dominican Republic, 15.00%, 4/5/19(11)	DOP	51,300	1,152,487
Dominican Republic, 15.95%, 6/4/21(11)	DOP	12,200	309,129
Dominican Republic, 16.00%, 7/10/20(11)	DOP	41,700	1,014,657
Dominican Republic, 16.95%, 2/4/22(11)	DOP	30,000	803,779

Total Dominican Republic			$18,426,476

Iceland — 2.6%
Republic of Iceland, 5.00%, 11/15/28	ISK	571,467	$5,588,736
Republic of Iceland, 6.50%, 1/24/31	ISK	1,910,543	21,360,194
Republic of Iceland, 8.00%, 6/12/25	ISK	1,223,392	14,394,924

Total Iceland			$41,343,854

Indonesia — 3.5%
Indonesia Government Bond, 7.50%, 5/15/38	IDR	21,013,000	$1,647,955
Indonesia Government Bond, 8.25%, 5/15/36	IDR	639,966,000	53,894,138

Total Indonesia			$55,542,093

Japan — 6.8%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(12)	JPY	2,867,466	$27,587,245
Japan Government CPI Linked Bond, 0.10%, 3/10/25(12)	JPY	5,315,047	51,159,211
Japan Government CPI Linked Bond, 0.10%, 3/10/26(12)	JPY	2,916,733	28,208,177

Total Japan			$106,954,633

New Zealand — 5.5%
New Zealand Government Bond, 2.00%, 9/20/25(11)(12)	NZD	42,439	$32,630,845
New Zealand Government Bond, 2.50%, 9/20/35(11)(12)	NZD	594	483,391
New Zealand Government Bond, 3.00%, 9/20/30(11)(12)	NZD	61,416	52,436,789

Total New Zealand			$85,551,025

10

Security	Principal Amount (000’s omitted)		Value
Russia — 4.3%
Russia Government Bond, 6.40%, 5/27/20	RUB	766,187	$13,531,744
Russia Government Bond, 7.60%, 7/20/22	RUB	38,401	704,558
Russia Government Bond, 7.70%, 3/23/33	RUB	1,720,000	31,464,381
Russia Government Bond, 7.75%, 9/16/26	RUB	169,370	3,147,680
Russia Government Bond, 8.50%, 9/17/31	RUB	948,127	18,549,948

Total Russia			$67,398,311

Serbia — 1.4%
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,877,300	$21,066,305

Total Serbia			$21,066,305

Sri Lanka — 0.9%
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	14,000	$94,343
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	31,000	211,409
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	342,000	2,372,728
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	119,000	829,288
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,702,337
Sri Lanka Government Bond, 11.00%, 5/15/30	LKR	251,000	1,753,683
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	538,812
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	122,000	848,000
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	11,000	76,788
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	579,000	4,160,738
Sri Lanka Government Bond, 11.50%, 9/1/28	LKR	97,000	698,470

Total Sri Lanka			$14,286,596

Suriname — 0.1%
Republic of Suriname, 9.25%, 10/26/26(11)	USD	1,990	$2,109,400

Total Suriname			$2,109,400

Thailand — 3.0%
Thailand Government Bond, 1.25%, 3/12/28(11)(12)	THB	1,491,115	$46,631,492

Total Thailand			$46,631,492

Total Foreign Government Bonds (identified cost $442,255,489)			$480,867,339

Foreign Corporate Bonds — 0.1%
Security	Principal Amount (000’s omitted)		Value
Argentina — 0.1%
Banco Hipotecario SA, 23.708%, (Badlar + 2.50%), 1/12/20(4)(11)	ARS	8,500	$426,853
YPF SA, 27.125%, (Badlar + 4.00%), 7/7/20(4)(11)	USD	525	467,969

Total Argentina			$894,822

Total Foreign Corporate Bonds (identified cost $1,111,922)			$894,822

11

U.S. Treasury Obligations — 3.6%

Security	Principal Amount	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(13)(14)	$58,107,145	$56,948,848

Total U.S. Treasury Obligations (identified cost $57,828,943)		$56,948,848

Common Stocks — 0.4%

Security	Shares	Value
Iceland — 0.4%
Eik Fasteignafelag HF(15)	3,180,300	$325,893
Eimskipafelag Islands HF	326,400	784,217
Hagar HF	1,861,500	764,860
Marel HF	172,523	600,737
Reginn HF(15)	1,843,700	483,326
Reitir Fasteignafelag HF	1,090,500	988,355
Siminn HF	13,922,800	584,532
Sjova-Almennar Tryggingar HF	2,002,600	346,667
Vatryggingafelag Islands HF	9,928,400	1,203,083

Total Iceland		$6,081,670

Total Common Stocks (identified cost $6,638,507)		$6,081,670

Closed-End Funds — 4.5%

Security	Shares	Value
BlackRock Corporate High Yield Fund, Inc.	1,000,336	$10,873,652
BlackRock Multi-Sector Income Trust	675,742	11,994,421
Brookfield Real Assets Income Fund, Inc.	419,101	9,844,682
MFS Multimarket Income Trust	1,093,200	6,482,676
Nuveen Global High Income Fund	456,000	7,624,320
Nuveen Mortgage Opportunity Term Fund	324,311	7,812,652
Prudential Global Short Duration High Yield Fund, Inc.	293,307	4,182,558
Wells Fargo Income Opportunities Fund	669,620	5,584,631
Western Asset High Income Opportunity Fund, Inc.	1,288,797	6,431,097

Total Closed-End Funds (identified cost $71,991,087)		$70,830,689

Exchange-Traded Notes (ETN) — 0.3%

Security	Units	Value
VelocityShares Daily Inverse VIX Short-Term ETN (Credit Suisse AG), 0.00%, 12/4/30(16)	36,000	$4,519,800

Total Exchange-Traded Notes (identified cost $3,328,240)		$4,519,800

12

Other — 2.2%

Security	Shares		Value
Reinsurance — 2.2%
Altair V Reinsurance(15)(17)(18)(19)		5,000	$2,275,000
Altair VI Reinsurance(15)(17)(18)(19)		1,000	5,036,500
Blue Lotus Re, Ltd.(15)(17)(18)(19)		6,000	6,000,000
Eden Re II, Ltd.(7)(15)(17)(18)		2,500,000	2,489,500
Eden Re II, Ltd.(7)(15)(17)(18)		7,500,000	7,497,750
Eden Re II, Ltd.(7)(15)(17)(18)		2,500,000	2,135,750
Mt. Logan Re, Ltd.(15)(17)(18)(19)		10,000	10,025,325

Total Other (identified cost $38,536,500)			$35,459,825

Short-Term Investments — 8.8%

Foreign Government Securities — 4.8%

Security	Principal Amount (000’s omitted)		Value
Czech Republic — 2.6%
Czech Republic Ministry of Finance Bill, 0.00%, 4/20/18	CZK	837,000	$41,114,866

Total Czech Republic			$41,114,866

Egypt — 2.2%
Egypt Treasury Bill, 0.00%, 2/6/18	EGP	49,650	$2,814,205
Egypt Treasury Bill, 0.00%, 2/13/18	EGP	43,825	2,465,740
Egypt Treasury Bill, 0.00%, 2/20/18	EGP	41,025	2,311,129
Egypt Treasury Bill, 0.00%, 3/27/18	EGP	211,400	11,654,293
Egypt Treasury Bill, 0.00%, 4/3/18	EGP	135,400	7,473,336
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	45,125	2,446,907
Egypt Treasury Bill, 0.00%, 5/22/18	EGP	83,300	4,473,460
Egypt Treasury Bill, 0.00%, 5/29/18	EGP	12,875	689,224

Total Egypt			$34,328,294

Total Foreign Government Securities (identified cost $72,888,719)			$75,443,160

U.S. Treasury Obligations — 0.7%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/1/18(14)		$10,500	$10,488,700

Total U.S. Treasury Obligations (identified cost $10,489,465)			$10,488,700

13

Other — 3.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(20)	52,347,601	$52,352,836

Total Other (identified cost $52,345,666)		$52,352,836

Total Short-Term Investments (identified cost $135,723,850)		$138,284,696

Total Purchased Options and Swaptions — 1.6% (identified cost $23,648,332)		$24,292,909

Total Investments — 99.2% (identified cost $1,546,542,213)		$1,555,469,835

Total Written Options and Swaptions — (0.2)% (premiums received $2,703,298)		$(3,671,683)

Other Assets, Less Liabilities — 1.0%		$15,873,865

Net Assets — 100.0%		$1,567,672,017

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2018.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2018.

(6)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2018.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $224,983,587 or 14.4% of the Portfolio’s net assets.

(8)	When-issued security. For a variable rate security, interest rate will be determined after January 31, 2018.

(9)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

14

(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $175,170,369 or 11.2% of the Portfolio’s net assets.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(13)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(14)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(15)	Non-income producing security.

(16)	Security does not guarantee any return of principal at maturity, upon redemption or otherwise, and does not pay any interest during its term. Cash payment at maturity or upon early redemption is based on the performance of the indicated index less an investor fee. Security is also subject to credit risk of the indicated issuer.

(17)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(18)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(19)	Restricted security.

(20)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $307,197.

(21)	Amount is less than 0.05% or (0.05)%, as applicable.

Currency Options Purchased — 0.0%(21)

Description	Counterparty	Notional Amount		Exercise Price	Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD	35,500,000	CNH 7.12	3/8/18	$816
Put CNH/Call USD	Deutsche Bank AG	USD	20,485,000	CNH 7.15	3/12/18	574

Total						$1,390

Interest Rate Swaptions Purchased — 1.4%

Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 2/2/48 to pay 3-month USD-LIBOR-BBA Rate and receive 2.908%	Bank of America, N.A.	$40,000,000	1/31/28	$4,560,000
Option to enter into interest rate swap expiring 2/2/48 to receive 3-month USD-LIBOR-BBA Rate and pay 2.908%	Bank of America, N.A.	40,000,000	1/31/28	4,560,000

15

Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 6/12/23 to pay 3-month USD-LIBOR-BBA Rate and receive 1.78%	Morgan Stanley & Co. International PLC	$270,000,000	6/8/18	$27,386
Option to enter into interest rate swap expiring 12/15/47 to pay 3-month USD-LIBOR-BBA Rate and receive 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	3,809,147
Option to enter into interest rate swap expiring 12/15/47 to receive 3-month USD-LIBOR-BBA Rate and pay 2.68%	Morgan Stanley & Co. International PLC	38,000,000	12/13/27	4,963,795
Option to enter into interest rate swap expiring 4/13/23 to receive 3-month USD-LIBOR-BBA Rate and pay 2.12%	Deutsche Bank AG	150,000,000	4/11/18	3,670,293

Total				$21,590,621

Call Options Purchased — 0.2%

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Euro Stoxx 50 Index	Goldman Sachs International	4,258	EUR 15,368,357	EUR 3,100.00	5/3/22	$2,700,898

Total						$2,700,898

Currency Options Written — (0.0)%(21)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put CNH/Call USD	BNP Paribas	USD	35,500,000	CNH	7.12	3/8/18	$(816)
Put CNH/Call USD	Deutsche Bank AG	USD	10,200,000	CNH	7.15	3/12/18	(286)
Put CNH/Call USD	Deutsche Bank AG	USD	10,285,000	CNH	7.15	3/12/18	(288)

Total							$(1,390)

Interest Rate Swaptions Written — (0.2)%

Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 4/13/23 to receive 3-month USD-LIBOR-BBA Rate and pay 2.12%	Deutsche Bank AG	$150,000,000	4/11/18	$(3,670,293)

Total				$(3,670,293)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	16,000,000	USD	12,219,040	JPMorgan Chase Bank, N.A.	2/2/18	$673,757	$—
JPY	11,664,701,944	USD	106,863,652	Standard Chartered Bank	2/2/18	—	(14,683)
JPY	11,664,701,944	USD	107,538,508	Standard Chartered Bank	2/2/18	—	(689,539)
KRW	2,075,500,000	USD	1,937,909	BNP Paribas	2/2/18	5,717	—
KRW	481,400,000	USD	450,130	BNP Paribas	2/2/18	683	—
KRW	26,289,000,000	USD	24,580,645	Nomura International PLC	2/2/18	37,981	—
KRW	24,694,900,000	USD	23,057,796	UBS AG	2/2/18	68,017	—
NZD	16,700,000	USD	12,394,790	Australia and New Zealand Banking Group Limited	2/2/18	—	(87,724)
PHP	351,600,000	USD	6,736,923	Deutsche Bank AG	2/2/18	116,878	—
PHP	452,800,000	USD	8,654,848	Nomura International PLC	2/2/18	171,663	—

16

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PHP	349,500,000	USD	6,690,596	Nomura International PLC	2/2/18	$122,270	$—
PHP	106,100,000	USD	2,024,326	UBS AG	2/2/18	43,900	—
USD	12,963,200	AUD	16,000,000	Australia and New Zealand Banking Group Limited	2/2/18	70,403	—
USD	106,863,652	JPY	11,664,701,944	Standard Chartered Bank	2/2/18	14,683	—
USD	103,900,968	JPY	11,664,701,944	Standard Chartered Bank	2/2/18	—	(2,948,001)
USD	449,486	KRW	481,400,000	BNP Paribas	2/2/18	—	(1,326)
USD	1,845,086	KRW	2,075,500,000	BNP Paribas	2/2/18	—	(98,539)
USD	24,546,218	KRW	26,289,000,000	Nomura International PLC	2/2/18	—	(72,408)
USD	21,959,611	KRW	24,694,900,000	UBS AG	2/2/18	—	(1,166,203)
USD	11,398,418	NZD	16,700,000	JPMorgan Chase Bank, N.A.	2/2/18	—	(908,648)
USD	1,563,931	PHP	80,275,000	BNP Paribas	2/2/18	—	(884)
USD	7,009,940	PHP	359,680,000	JPMorgan Chase Bank, N.A.	2/2/18	—	(1,366)
USD	9,038,709	PHP	463,505,000	Nomura International PLC	2/2/18	3,524	—
USD	6,939,276	PHP	356,540,000	UBS AG	2/2/18	—	(10,821)
KRW	15,229,600,000	USD	14,231,409	BNP Paribas	2/5/18	28,945	—
SEK	300,767,000	EUR	30,839,357	Goldman Sachs International	2/5/18	—	(119,378)
USD	13,593,003	KRW	15,229,600,000	BNP Paribas	2/5/18	—	(667,352)
AUD	34,000,000	USD	25,940,980	Standard Chartered Bank	2/9/18	1,454,854	—
ILS	160,600,000	USD	45,863,438	Goldman Sachs International	2/9/18	1,115,957	—
ILS	49,140,000	USD	14,019,415	Goldman Sachs International	2/9/18	355,226	—
ILS	8,600,000	USD	2,448,915	Goldman Sachs International	2/9/18	66,793	—
USD	20,051,376	AUD	26,280,687	Standard Chartered Bank	2/9/18	—	(1,124,546)
USD	9,752,396	EUR	8,371,975	Goldman Sachs International	2/9/18	—	(646,431)
USD	1,250,335	EUR	1,059,000	Standard Chartered Bank	2/9/18	—	(65,049)
USD	7,337,333	EUR	6,201,000	Standard Chartered Bank	2/9/18	—	(364,927)
USD	12,385,582	EUR	10,628,025	Standard Chartered Bank	2/9/18	—	(815,485)
USD	37,358,468	NZD	54,258,302	Standard Chartered Bank	2/9/18	—	(2,623,394)
USD	34,449,598	RUB	2,113,138,368	Bank of America, N.A.	2/9/18	—	(3,108,209)
USD	28,073,641	RUB	1,655,643,000	Deutsche Bank AG	2/9/18	—	(1,352,884)
USD	1,202,982	RUB	71,000,000	HSBC Bank USA, N.A.	2/9/18	—	(58,935)
USD	8,210,028	NZD	12,000,000	HSBC Bank USA, N.A.	2/12/18	—	(632,207)
USD	10,262,535	NZD	15,000,000	HSBC Bank USA, N.A.	2/12/18	—	(790,259)
IDR	200,438,700,000	USD	14,673,404	UBS AG	2/14/18	301,870	—
USD	32,230,000	IDR	440,261,800,000	UBS AG	2/14/18	—	(663,055)
USD	8,648,698	THB	285,740,000	Deutsche Bank AG	2/15/18	—	(477,106)
USD	4,996,641	THB	165,114,000	Standard Chartered Bank	2/15/18	—	(276,677)
NOK	98,268,840	USD	12,490,588	UBS AG	2/20/18	263,717	—
SEK	18,590,000	EUR	1,890,471	JPMorgan Chase Bank, N.A.	2/21/18	12,168	—
PEN	10,568,585	USD	3,244,385	Bank of America, N.A.	2/22/18	38,969	—
PEN	10,553,682	USD	3,241,203	Bank of America, N.A.	2/22/18	37,521	—
PEN	63,308,233	USD	19,485,452	Deutsche Bank AG	2/22/18	182,587	—
PEN	43,328,637	USD	13,335,992	Deutsche Bank AG	2/22/18	124,964	—
PEN	31,655,493	USD	9,746,149	Deutsche Bank AG	2/22/18	88,298	—
INR	835,627,000	USD	12,722,701	Standard Chartered Bank	2/26/18	364,827	—
PEN	151,468,569	USD	46,745,230	State Street Bank and Trust Company	3/5/18	289,609	—
USD	25,753,361	PEN	83,448,615	State Street Bank and Trust Company	3/5/18	—	(159,554)
SEK	53,703,000	EUR	5,396,625	Citibank, N.A.	3/12/18	115,870	—
SEK	2,896,000	EUR	290,619	Deutsche Bank AG	3/12/18	6,747	—
USD	8,462,249	NZD	12,375,000	Standard Chartered Bank	3/12/18	—	(653,517)
USD	11,020,413	NZD	16,116,000	Standard Chartered Bank	3/12/18	—	(851,078)
CZK	419,731,000	EUR	16,494,646	Goldman Sachs International	3/13/18	129,960	—
NOK	96,245,000	USD	12,223,217	Credit Agricole Corporate and Investment Bank	3/19/18	279,263	—
SEK	50,000,000	EUR	5,024,396	Deutsche Bank AG	3/21/18	108,243	—
ARS	222,500,000	USD	11,803,714	BNP Paribas	3/22/18	—	(735,456)
INR	37,700,000	USD	583,817	BNP Paribas	3/26/18	4,808	—
INR	37,700,000	USD	583,772	Goldman Sachs International	3/26/18	4,854	—
INR	27,100,000	USD	419,375	UBS AG	3/26/18	3,749	—

17

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,634,277	THB	53,972,000	JPMorgan Chase Bank, N.A.	3/26/18	$—	$(91,129)
INR	22,600,000	USD	353,125	Citibank, N.A.	3/27/18	—	(298)
INR	18,000,000	USD	281,822	Citibank, N.A.	3/27/18	—	(810)
INR	37,500,000	USD	580,585	Deutsche Bank AG	3/27/18	4,858	—
INR	38,700,000	USD	599,396	JPMorgan Chase Bank, N.A.	3/27/18	4,781	—
INR	37,500,000	USD	580,675	JPMorgan Chase Bank, N.A.	3/27/18	4,768	—
INR	47,400,000	USD	733,065	Nomura International PLC	3/27/18	6,935	—
INR	40,500,000	USD	626,644	UBS AG	3/27/18	5,634	—
EUR	406,801	USD	492,684	JPMorgan Chase Bank, N.A.	4/6/18	14,520	—
USD	3,943,491	EUR	3,315,000	JPMorgan Chase Bank, N.A.	4/6/18	—	(189,683)
AUD	5,594,000	USD	4,374,396	Australia and New Zealand Banking Group Limited	4/11/18	132,455	—
AUD	3,752,000	USD	2,820,277	Deutsche Bank AG	4/11/18	202,552	—
SEK	5,729,000	EUR	574,627	State Street Bank and Trust Company	4/11/18	13,784	—
USD	320,963	AUD	426,998	Deutsche Bank AG	4/11/18	—	(23,052)
USD	4,374,904	NZD	6,099,000	Australia and New Zealand Banking Group Limited	4/11/18	—	(116,730)
USD	6,836,376	NZD	10,005,000	Deutsche Bank AG	4/11/18	—	(531,848)
USD	8,727,283	NZD	12,772,331	Deutsche Bank AG	4/11/18	—	(678,954)
SEK	37,017,000	EUR	3,719,611	Deutsche Bank AG	4/12/18	80,654	—
USD	3,874,921	EUR	3,258,797	Standard Chartered Bank	4/12/18	—	(189,808)
USD	14,248,718	KRW	15,229,600,000	BNP Paribas	4/16/18	—	(11,207)
USD	12,493,499	CAD	15,513,690	JPMorgan Chase Bank, N.A.	4/17/18	—	(130,419)
USD	12,223,278	CAD	15,208,300	JPMorgan Chase Bank, N.A.	4/18/18	—	(152,289)
ARS	222,500,000	USD	11,217,545	Deutsche Bank AG	4/19/18	—	(303,222)
EUR	296,024	USD	350,560	JPMorgan Chase Bank, N.A.	4/19/18	18,846	—
USD	38,182,518	EUR	32,231,326	Deutsche Bank AG	4/26/18	—	(2,057,591)
USD	108,101,589	JPY	11,664,701,944	Standard Chartered Bank	5/1/18	687,188	—
AUD	16,000,000	USD	12,961,520	Australia and New Zealand Banking Group Limited	5/2/18	—	(70,643)
PHP	80,275,000	USD	1,554,994	BNP Paribas	5/2/18	422	—
PHP	359,680,000	USD	6,969,867	JPMorgan Chase Bank, N.A.	5/2/18	—	(675)
PHP	463,505,000	USD	8,987,445	Nomura International PLC	5/2/18	—	(6,530)
PHP	356,540,000	USD	6,900,997	UBS AG	5/2/18	7,354	—
USD	450,964	KRW	481,400,000	BNP Paribas	5/2/18	46	—
USD	24,622,085	KRW	26,289,000,000	Nomura International PLC	5/2/18	—	(2,306)
USD	12,384,687	NZD	16,700,000	Australia and New Zealand Banking Group Limited	5/2/18	87,473	—
THB	780,000,000	USD	23,582,766	Deutsche Bank AG	5/10/18	1,381,627	—
USD	16,737,853	EUR	14,023,000	JPMorgan Chase Bank, N.A.	5/10/18	—	(786,662)
USD	19,179,683	THB	634,368,000	Deutsche Bank AG	5/10/18	—	(1,123,667)
USD	6,388,751	THB	211,276,000	Standard Chartered Bank	5/10/18	—	(373,271)
AUD	5,594,000	USD	4,205,429	Australia and New Zealand Banking Group Limited	5/11/18	301,686	—
SEK	5,729,000	EUR	574,755	Credit Suisse International	5/11/18	13,672	—
USD	7,843,105	NZD	10,940,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(212,482)
USD	9,569,448	NZD	13,348,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(259,251)
USD	9,118,123	NZD	13,347,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(709,840)
USD	11,640,346	NZD	17,039,000	Australia and New Zealand Banking Group Limited	5/11/18	—	(906,193)
USD	30,567,523	EUR	25,661,117	Standard Chartered Bank	5/17/18	—	(1,517,267)
USD	17,202,159	EUR	14,257,607	Standard Chartered Bank	5/24/18	—	(633,492)
USD	22,500,000	OMR	9,293,625	BNP Paribas	8/22/18	—	(1,552,501)
USD	15,793,843	OMR	6,515,750	BNP Paribas	9/4/18	—	(1,062,557)
USD	16,268,630	OMR	6,713,250	BNP Paribas	9/17/18	—	(1,091,727)
USD	10,902,074	OMR	4,520,000	BNP Paribas	12/19/18	—	(751,165)
USD	11,810,934	OMR	4,666,500	BNP Paribas	4/8/19	—	(175,285)
USD	11,808,558	OMR	4,664,971	Standard Chartered Bank	4/24/19	—	(167,310)
USD	7,916,361	OMR	3,237,000	BNP Paribas	7/3/19	—	(374,193)
USD	4,984,721	OMR	2,039,000	BNP Paribas	7/15/19	—	(235,441)
USD	926,925	OMR	378,000	BNP Paribas	7/17/19	—	(40,750)

						$9,678,530	$(38,715,889)

18

Forward Volatility Agreements

Reference Entity	Counterparty	Settlement Date (1)	Notional Amount (000’s omitted)	Net Unrealized Depreciation
Straddle swaption on floating rate (3-month USD-LIBOR-BBA) versus fixed rate interest rate swap, maturing June 11, 2055, 5-year term	Bank of America, N.A.	6/10/20	$35,000	$(1,070,957)

				$(1,070,957)

(1)	At the settlement date, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $7,787,500 and an interest rate component to be determined at a future date.

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
CME 90-Day Eurodollar	2,285	Short	Jun-18	$(559,253,750)	$5,510,329
CME 90-Day Eurodollar	5,411	Long	Dec-18	1,320,486,913	(4,478,663)
CME 90-Day Eurodollar	2,490	Short	Jun-19	(606,595,125)	4,139,625
CME 90-Day Eurodollar	5,411	Short	Dec-19	(1,316,293,388)	5,972,625
CME 90-Day Eurodollar	2,223	Short	Jun-20	(540,494,663)	2,361,937
Euro-Buxl	180	Short	Mar-18	(36,145,485)	1,416,857
Japan 10-Year Bond	95	Short	Mar-18	(130,808,830)	419,873
U.S. 5-Year Treasury Note	610	Short	Mar-18	(69,973,672)	552,813
U.S. 10-Year Deliverable Interest Rate Swap	445	Short	Mar-18	(42,358,437)	1,318,155

					$17,213,551

CME: Chicago Mercantile Exchange.

Euro-Buxl: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 24 to 35 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	5,111	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$132,893
LCH.Clearnet	EUR	5,125	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	117,516
LCH.Clearnet	EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	99,310

19

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	5,033	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	$73,236
LCH.Clearnet	EUR	12,500	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.65% (pays upon termination)	11/15/32	149,093
LCH.Clearnet	EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	96,796
LCH.Clearnet	EUR	5,111	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	(243,097)
LCH.Clearnet	EUR	5,125	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	(238,678)
LCH.Clearnet	EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(203,970)
LCH.Clearnet	EUR	5,033	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	(125,293)
LCH.Clearnet	EUR	12,500	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	11/15/42	(276,444)
LCH.Clearnet	EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	(173,390)
LCH.Clearnet	EUR	4,356	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	(124,112)
LCH.Clearnet	EUR	4,356	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	(142,485)
LCH.Clearnet	USD	18,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.14% (pays upon termination)	8/11/27	350,566
LCH.Clearnet	USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	(641,465)
LCH.Clearnet	USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	1,168,628
LCH.Clearnet	USD	5,857	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	400,692
LCH.Clearnet	USD	5,857	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	420,219
LCH.Clearnet	USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	176,315
LCH.Clearnet	USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	167,106
LCH.Clearnet	USD	2,288	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	165,116

20

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	1,994	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	$108,810
LCH.Clearnet	USD	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.19% (pays upon termination)	11/8/47	371,573

								$1,828,935

CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted

HICP - Harmonised Indices of Consumer Prices

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation
BNP Paribas	$10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.75% (pays upon termination)	6/22/26	$525,887
Goldman Sachs International	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	3/23/26	170,349
Goldman Sachs International	29,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	4/1/26	1,009,855

							$1,706,091

CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	140,842	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	$1,250
CME Group, Inc.	BRL	141,429	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	11,981
CME Group, Inc.	BRL	266,687	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.77% (pays upon termination)	1/2/19	22,211
CME Group, Inc.	BRL	132,637	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	3,868
CME Group, Inc.	BRL	145,967	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	—
CME Group, Inc.	BRL	290,157	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.79% (pays upon termination)	1/2/19	—

21

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	BRL	144,291	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.80% (pays upon termination)	1/2/19	$1,280
CME Group, Inc.	BRL	26,121	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination)	1/2/23	(10,959)
CME Group, Inc.	BRL	26,424	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.26% (pays upon termination)	1/2/23	(11,086)
CME Group, Inc.	BRL	26,920	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	—
CME Group, Inc.	BRL	53,637	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.27% (pays upon termination)	1/2/23	—
CME Group, Inc.	BRL	50,326	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.29% (pays upon termination)	1/2/23	2,843
CME Group, Inc.	BRL	24,666	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.31% (pays upon termination)	1/2/23	8,501
CME Group, Inc.	BRL	26,339	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	9.33% (pays upon termination)	1/2/23	14,773
CME Group, Inc.	MXN	2,800,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.34% (pays monthly)	10/24/19	(1,328,667)
CME Group, Inc.	USD	4,000	Receives	3-month USD- LIBOR-BBA (pays quarterly)	1.66% (pays semi-annually)	2/24/19	596
CME Group, Inc.	USD	1,000	Receives	3-month USD- LIBOR-BBA (pays quarterly)	1.77% (pays semi-annually)	3/28/19	(429)
CME Group, Inc.	USD	100,000	Pays	3-month USD- LIBOR-BBA (pays quarterly)	2.79% (pays semi-annually)	9/21/45	(554,148)
CME Group, Inc.	USD	45,000	Pays	3-month USD- LIBOR-BBA (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(2,683,214)
CME Group, Inc.	USD	55,000	Pays	3-month USD- LIBOR-BBA (pays quarterly)	2.52% (pays semi-annually)	10/28/45	(3,279,484)
LCH.Clearnet	HUF	2,125,500	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(235,542)
LCH.Clearnet	HUF	1,495,700	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(166,519)
LCH.Clearnet	HUF	1,450,029	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	(113,615)
LCH.Clearnet	HUF	587,850	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(54,451)
LCH.Clearnet	HUF	573,154	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(54,063)
LCH.Clearnet	HUF	583,931	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(92,891)

22

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	1,485,300	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays quarterly)	10/19/26	$(180,425)
LCH.Clearnet	HUF	1,538,599	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually)	10/20/26	(188,500)
LCH.Clearnet	HUF	707,985	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(89,644)
LCH.Clearnet	HUF	285,989	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(37,583)
LCH.Clearnet	HUF	428,517	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(57,264)
LCH.Clearnet	HUF	286,920	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(47,501)
LCH.Clearnet	HUF	1,547,321	Receives	6-month HUF BUBOR (pays semi-annually)	2.13% (pays annually)	11/4/26	(230,658)
LCH.Clearnet	HUF	281,331	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(43,357)
LCH.Clearnet	HUF	279,468	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(40,138)
LCH.Clearnet	HUF	769,469	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(116,452)
LCH.Clearnet	JPY	497,770	Receives	6-month JPY- LIBOR-BBA (pays semi-annually)	0.61% (pays semi-annually)	12/19/46	431,224
LCH.Clearnet	JPY	412,230	Receives	6-month JPY- LIBOR-BBA (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	348,685
LCH.Clearnet	JPY	1,401,960	Receives	6-month JPY- LIBOR-BBA (pays semi-annually)	0.78% (pays semi-annually)	12/19/46	631,599
LCH.Clearnet	JPY	1,363,900	Receives	6-month JPY- LIBOR-BBA (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	412,668
LCH.Clearnet	JPY	1,364,000	Receives	6-month JPY- LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	402,758
LCH.Clearnet	JPY	1,013,000	Receives	6-month JPY- LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	96,109
LCH.Clearnet	JPY	922,000	Receives	6-month JPY- LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	85,795

23

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	JPY	456,000	Receives	6-month JPY- LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	$35,412
LCH.Clearnet	NZD	30,900	Receives	3-month NZD Bank Bill (pays quarterly)	2.17% (pays semi-annually)	11/8/19	(32,160)
LCH.Clearnet	NZD	31,300	Receives	3-month NZD Bank Bill (pays quarterly)	2.17% (pays semi-annually)	11/8/19	(32,576)
LCH.Clearnet	NZD	15,400	Receives	3-month NZD Bank Bill (pays quarterly)	2.18% (pays semi-annually)	11/8/19	(16,693)
LCH.Clearnet	NZD	30,900	Receives	3-month NZD Bank Bill (pays quarterly)	2.20% (pays semi-annually)	11/9/19	(45,277)
LCH.Clearnet	NZD	59,500	Receives	3-month NZD Bank Bill (pays quarterly)	2.19% (pays semi-annually)	11/10/19	(78,504)
LCH.Clearnet	NZD	61,800	Receives	3-month NZD Bank Bill (pays quarterly)	2.20% (pays semi-annually)	11/10/19	(87,055)
LCH.Clearnet	PLN	30,010	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	(443,993)
LCH.Clearnet	PLN	21,649	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	(379,177)
LCH.Clearnet	PLN	7,837	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	(131,906)
LCH.Clearnet	PLN	28,997	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	(474,288)
LCH.Clearnet	PLN	8,288	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	(100,724)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	(162,416)
LCH.Clearnet	PLN	8,425	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	(106,287)
LCH.Clearnet	PLN	9,248	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	10/20/26	(125,562)
LCH.Clearnet	PLN	12,637	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/20/26	(167,685)
LCH.Clearnet	PLN	10,411	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	(135,705)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	(53,292)
LCH.Clearnet	PLN	6,247	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	(75,954)

24

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	$(44,532)
LCH.Clearnet	PLN	22,905	Pays	6-month PLN WIBOR (pays semi-annually)	2.51% (pays annually)	11/4/26	(272,308)
LCH.Clearnet	PLN	4,164	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	(47,061)
LCH.Clearnet	PLN	4,165	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	(50,786)
LCH.Clearnet	PLN	11,509	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	(136,929)
LCH.Clearnet	USD	1,528	Receives	3-month USD- LIBOR-BBA (pays quarterly)	2.02% (pays semi-annually)	9/13/27	82,960
LCH.Clearnet	USD	100,000	Receives	3-month USD- LIBOR-BBA (pays quarterly)	2.78% (pays semi-annually)	9/21/45	128,443
LCH.Clearnet	USD	45,000	Receives	3-month USD- LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)	10/28/45	2,561,069
LCH.Clearnet	USD	55,000	Receives	3-month USD- LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)	10/28/45	3,130,195
LCH.Clearnet	USD	11,693	Receives	3-month USD- LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)(1)	9/20/47	550,830
LCH.Clearnet (2)	USD	5,000	Receives	3-month USD- LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)(1)	3/21/48	144,953
LCH.Clearnet (2)	USD	3,500	Receives	3-month USD- LIBOR-BBA (pays quarterly)	2.55% (pays semi-annually)	6/11/55	171,318
LCH.Clearnet (2)	USD	3,500	Receives	3-month USD- LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)	7/27/55	54,666

							$(3,481,473)

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(2)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2018.

25

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Limited	KRW	29,000,000	Receives	3-month Certificate of Deposit Rate (KWCDC)(pays quarterly)	1.45% (pays quarterly)	10/31/21	$792,583
Bank of America, N.A.	INR	522,600	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/22/22	26,514
Bank of America, N.A.	INR	435,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.61% (pays semi-annually)	1/9/23	(2,861)
Bank of America, N.A.	KRW	7,180,658	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.31% (pays quarterly)	10/7/21	227,547
BNP Paribas	KRW	23,684,950	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.31% (pays quarterly)	10/7/21	749,918
BNP Paribas	KRW	3,597,500	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.83% (pays quarterly)	1/17/27	164,482
BNP Paribas	KRW	2,445,925	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.79% (pays quarterly)	1/17/37	264,828
Citibank, N.A.	KRW	5,321,500	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.84% (pays quarterly)	1/17/27	241,206
Citibank, N.A.	KRW	12,100,000	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.00% (pays quarterly)	9/21/37	942,706
Deutsche Bank AG	INR	442,700	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/22/22	21,722
Deutsche Bank AG	INR	516,400	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.70% (pays semi-annually)	12/27/22	83,558
Goldman Sachs International	INR	1,912,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.12% (pays semi-annually)	6/19/22	(523,545)
Goldman Sachs International	INR	344,300	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.76% (pays semi-annually)	1/4/23	31,919
Goldman Sachs International	RUB	1,405,144	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	10.16% (pays annually)	3/18/20	3,250,949
JPMorgan Chase Bank, N.A.	INR	505,065	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.16% (pays semi-annually)	6/21/22	(126,201)
JPMorgan Chase Bank, N.A.	INR	516,500	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.69% (pays semi-annually)	12/27/22	78,288

26

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Nomura International PLC	KRW	2,386,075	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.79% (pays quarterly)	1/17/37	$258,596
Standard Chartered Bank	INR	1,498,200	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.13% (pays semi-annually)	6/19/22	(400,984)
Standard Chartered Bank	INR	441,800	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.68% (pays semi-annually)	12/26/22	68,136

							$6,149,361

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Markit CDX North America High Yield Index (CDX.NA.HY.28.V2)	ICE Clear Credit	$7,920	5.00% (pays quarterly)(1)	6/20/22	$(740,110)	$478,860	$(261,250)

					$(740,110)	$478,860	$(261,250)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3-month PLN WIBOR + 45 bp on PLN 166,475,385 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	12/7/20/ 12/5/23	$80,328
Barclays Bank PLC	3-month PLN WIBOR + 53.5 bp on PLN 117,044,424 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/27/22/ 10/27/27	(85,368)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 75,476,100 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/3/22/ 11/3/27	(73,794)
Barclays Bank PLC	3-month PLN WIBOR + 51.5 bp on PLN 107,216,880 (Notional Amount) (pays quarterly) plus EUR equivalent of Notional Amount at effective date	3-month Euro Interbank Offered Rate on EUR equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	11/16/22/ 11/16/27	(107,646)
Barclays Bank PLC	3-month ZAR JIBAR + 49 bp on ZAR 504,944,444 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/6/19/ 10/6/22	(35,686)

27

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Barclays Bank PLC	3-month ZAR JIBAR + 51 bp on ZAR 513,220,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	10/23/19/ 10/23/22	$(14,682)
Deutsche Bank AG	3-month ZAR JIBAR + 50 bp on ZAR 227,640,000 (Notional Amount) (pays quarterly) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date (pays quarterly) plus Notional Amount	7/29/19/ 7/29/22	(14,393)

				$(251,241)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

COF	-	Cost of Funds 11th District

LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

ARS	-	Argentine Peso

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EGP	-	Egyptian Pound

EUR	-	Euro

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

ILS	-	Israeli Shekel

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KRW	-	South Korean Won

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

NOK	-	Norwegian Krone

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SEK	-	Swedish Krona

THB	-	Thai Baht

USD	-	United States Dollar

ZAR	-	South African Rand

28

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at January 31, 2018 were $16,646,499 or 1.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At January 31, 2018, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swaps and swaptions to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index options to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2018 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps (centrally cleared)*	$—	$(261,250)

Total		$—	$(261,250)

Equity Price	Options purchased	$2,700,898	$—

Total		$2,700,898	$—

Foreign Exchange	Currency options purchased	$1,390	$—
Foreign Exchange	Currency options written	—	(1,390)
Foreign Exchange	Forward foreign currency exchange contracts	9,678,530	(38,715,889)

Total		$9,679,920	$(38,717,279)

Interest Rate	Cross-currency swaps	$80,328	$(331,569)
Interest Rate	Financial futures contracts*	21,692,214	(4,478,663)
Interest Rate	Forward volatility agreements	—	(1,070,957)
Interest Rate	Inflation swaps	1,706,091	—
Interest Rate	Inflation swaps (centrally cleared)	3,997,869	(2,168,934)
Interest Rate	Interest rate swaps	7,202,952	(1,053,591)
Interest Rate	Interest rate swaps (centrally cleared)	9,335,987	(12,817,460)
Interest Rate	Interest rate swaptions purchased	21,590,621	—
Interest Rate	Interest rate swaptions written	—	(3,670,293)

Total		$65,606,062	$(25,591,467)

*	For futures contracts and centrally cleared credit default swap contracts, amount represents cumulative unrealized appreciation or (depreciation).

29

Restricted Securities

At January 31, 2018, the Portfolio owned the following securities (representing 1.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Other
Altair V Reinsurance	12/22/16	5,000	$5,000,000	$2,275,000
Altair VI Reinsurance	12/29/17	1,000	5,036,500	5,036,500
Blue Lotus Re, Ltd.	12/20/17	6,000	6,000,000	6,000,000
Mt. Logan Re, Ltd.	1/2/18	10,000	10,000,000	10,025,325

Total Restricted Securities			$26,036,500	$23,336,825

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$342,283,617	$—	$342,283,617
Mortgage Pass-Throughs	—	50,627,154	—	50,627,154
Commercial Mortgage-Backed Securities	—	90,001,441	—	90,001,441
Asset-Backed Securities	—	144,092,738	—	144,092,738
Small Business Administration Loans (Interest Only)	—	85,724,405	—	85,724,405
Senior Floating-Rate Loans	—	24,559,882	—	24,559,882
Foreign Government Bonds	—	480,867,339	—	480,867,339
Foreign Corporate Bonds	—	894,822	—	894,822
U.S. Treasury Obligations	—	56,948,848	—	56,948,848
Common Stocks	6,081,670	—	—	6,081,670
Closed-End Funds	70,830,689	—	—	70,830,689
Exchange-Traded Notes (ETN)	4,519,800	—	—	4,519,800
Other	—	—	35,459,825	35,459,825

30

Asset Description	Level 1	Level 2	Level 3	Total
Short-Term Investments -
Foreign Government Securities	$—	$75,443,160	$—	$75,443,160
U.S. Treasury Obligations	—	10,488,700	—	10,488,700
Other	—	52,352,836	—	52,352,836
Currency Options Purchased	—	1,390	—	1,390
Interest Rate Swaptions Purchased	—	21,590,621	—	21,590,621
Call Options Purchased	—	2,700,898	—	2,700,898
Total Investments	$81,432,159	$1,438,577,851	$35,459,825	$1,555,469,835
Forward Foreign Currency Exchange Contracts	$—	$9,678,530	$—	$9,678,530
Futures Contracts	21,692,214	—	—	21,692,214
Swap Contracts	—	22,323,227	—	22,323,227
Total	$103,124,373	$1,470,579,608	$35,459,825	$1,609,163,806

Liability Description
Currency Options Written	$—	$(1,390)	$—	$(1,390)
Interest Rate Swaptions Written	—	(3,670,293)	—	(3,670,293)
Forward Foreign Currency Exchange Contracts	—	(38,715,889)	—	(38,715,889)
Forward Volatility Agreements	—	(1,070,957)	—	(1,070,957)
Futures Contracts	(4,478,663)	—	—	(4,478,663)
Swap Contracts	—	(17,111,664)	—	(17,111,664)
Total	$(4,478,663)	$(60,570,193)	$—	$(65,048,856)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Other
Balance as of October 31, 2017	$12,468,000
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(544,675)
Cost of purchases(1)	31,036,500
Proceeds from sales(1)	(7,500,000)
Accrued discount (premium)	—
Transfers to Level 3	—
Transfers from Level 3	—

Balance as of January 31, 2018	$35,459,825

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2018	$(456,175)

(1)	Cost of purchases may include securities received in corporate actions; proceeds from sales may include securities delivered in corporate actions.

At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

31

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

January 31, 2018 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing directly in securities and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2018, the Fund owned 1.0% of Tax-Managed Growth Portfolio’s outstanding interests, 46.4% of Tax-Managed International Equity Portfolio’s outstanding interests, 42.0% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 30.9% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 18.3% of Tax-Managed Value Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2018 is set forth below.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 90.6%

Description		Value
Tax-Managed Growth Portfolio (identified cost, $74,798,225)		$167,118,829
Tax-Managed International Equity Portfolio (identified cost, $31,043,105)		37,047,832
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $32,932,750)		64,804,770
Tax-Managed Small-Cap Portfolio (identified cost, $42,949,115)		55,417,271
Tax-Managed Value Portfolio (identified cost, $87,147,660)		141,252,098

Total Investments in Affiliated Portfolios (identified cost $268,870,855)		$465,640,800

Preferred Stocks — 3.8%

Security	Shares	Value
Banks — 0.9%
KeyCorp, Series E, 6.125% to 12/15/26(1)	24,680	$697,333
MB Financial, Inc., Series C, 6.00%	26,400	652,608
SunTrust Banks, Inc., Series E, 5.875%	46,350	1,174,046
Texas Capital Bancshares, Inc., 6.50%	19,075	482,407
Wells Fargo & Co., Series L, 7.50% (Convertible)	1,194	1,528,320
Wells Fargo & Co., Series Y, 5.625%	8,775	220,340

		$4,755,054

Capital Markets — 0.7%
KKR & Co., L.P., Series A, 6.75%	28,000	$730,800
Morgan Stanley, Series G, 6.625%	21,325	555,090
Northern Trust Corp., Series C, 5.85%	60,000	1,575,600
State Street Corp., Series G, 5.35% to 3/15/26(1)	32,200	846,860

		$3,708,350

Consumer Finance — 0.4%
Capital One Financial Corp., Series B, 6.00%	40,000	$1,008,000
Capital One Financial Corp., Series C, 6.25%	38,650	1,007,605

		$2,015,605

Electric Utilities — 0.3%
SCE Trust VI, 5.00%	49,800	$1,127,970
Southern Co. (The), 6.25%	23,828	620,005

		$1,747,975

1

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 0.7%
CBL & Associates Properties, Inc., Series D, 7.375%	52,975	$1,064,268
DDR Corp., Series A, 6.375%	19,000	474,240
DDR Corp., Series K, 6.25%	6,000	145,740
Spirit Realty Capital, Inc., Series A, 6.00%	17,550	426,991
Summit Hotel Properties, Inc., Series E, 6.25%	37,675	944,512
Vornado Realty Trust, Series K, 5.70%	20,000	495,000

		$3,550,751

Insurance — 0.3%
Arch Capital Group, Ltd., Series E, 5.25%	17,575	$409,673
PartnerRe, Ltd., Series I, 5.875%	39,839	1,007,529

		$1,417,202

Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	35,497	$890,975

		$890,975

Oil, Gas & Consumable Fuels — 0.3%
NuStar Energy, L.P., Series B, 7.625% to 6/15/22(1)	59,850	$1,414,255

		$1,414,255

Total Preferred Stocks (identified cost $19,785,897)		$19,500,167

Debt Obligations — 4.0%(2)

Security	Principal Amount (000’s omitted)	Value
Automobiles — 0.1%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(1)(3)	$610	$631,350

		$631,350

Banks — 2.4%
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(1)(3)	$200	$208,600
Banco do Brasil SA, 6.25% to 4/15/24(1)(3)(4)	1,275	1,185,049
Bank of America Corp., Series AA, 6.10% to 3/17/25(1)(3)	1,430	1,544,400
Bank of New York Mellon Corp. (The), Series D, 4.50% to 6/20/23(1)(3)	1,000	992,500
Citigroup, Inc., Series M, 6.30% to 5/15/24(1)(3)	390	415,350
Citigroup, Inc., Series T, 6.25% to 8/15/26(1)(3)	720	783,900
Credit Agricole SA, 7.875% to 1/23/24(1)(3)(4)	730	830,765
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(1)(3)	1,220	1,226,100
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20(1)(3)	2,193	2,264,821
KeyCorp, Series D, 5.00% to 9/15/26(1)(3)	975	994,500
Lloyds Banking Group PLC, 7.50% to 6/27/24(1)(3)	600	678,750
PNC Financial Services Group, Inc. (The), Series S, 5.00% to 11/1/26(1)(3)	485	509,735
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(1)(3)	778	892,273

		$12,526,743

2

Security	Principal Amount (000’s omitted)	Value
Capital Markets — 0.4%
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(1)(3)	$880	$870,654
UBS Group AG, 6.875% to 8/7/25(1)(3)(5)	1,000	1,114,923

		$1,985,577

Electric Utilities — 0.2%
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(1)	$725	$762,188

		$762,188

Food Products — 0.2%
Land O’ Lakes, Inc., 8.00%(3)(4)	$964	$1,098,960

		$1,098,960

Metals & Mining — 0.1%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(1)(4)	$431	$502,977

		$502,977

Oil, Gas & Consumable Fuels — 0.4%
EnLink Midstream Partners, L.P., Series C, 6.00% to 12/15/22(1)(3)	$736	$731,556
Odebrecht Oil & Gas Finance, Ltd., 0.00%(3)(4)	550	16,511
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(1)(3)	1,050	1,059,187

		$1,807,254

Pipelines — 0.2%
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(1)(3)	$1,060	$1,063,975

		$1,063,975

Total Debt Obligations (identified cost $19,686,723)		$20,379,024

Exchange-Traded Funds — 1.5%

Security	Shares	Value
Equity Funds — 1.5%
iShares U.S. Preferred Stock ETF	204,586	$7,696,525

Total Exchange-Traded Funds (identified cost $8,031,553)		$7,696,525

Total Investments — 99.9% (identified cost $316,375,028)		$513,216,516

Other Assets, Less Liabilities — 0.1%		$406,564

Net Assets — 100.0%		$513,623,080

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security converts to floating rate after the indicated fixed-rate coupon period.

(2)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(3)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $3,634,262 or 0.7% of the Fund’s net assets.

(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $1,114,923 or 0.2% of the Fund’s net assets.

The Fund did not have any open derivative instruments at January 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Investments in Affiliated Portfolios	$465,640,800		$—	$—	$465,640,800
Preferred Stocks	19,500,167	*	—	—	19,500,167
Debt Obligations	—		20,379,024	—	20,379,024
Exchange-Traded Funds	7,696,525		—	—	7,696,525
Total Investments	$492,837,492		$20,379,024	$—	$513,216,516

*	The level classification is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

4

Eaton Vance

Tax-Managed Global Dividend Income Fund

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.2%

Security	Shares	Value
Aerospace & Defense — 0.8%
CAE, Inc.	346,251	$6,390,161

		$6,390,161

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	75,694	$6,922,973

		$6,922,973

Airlines — 0.8%
easyJet PLC	276,999	$6,524,870

		$6,524,870

Auto Components — 0.6%
Goodyear Tire & Rubber Co. (The)	135,634	$4,722,776

		$4,722,776

Banks — 10.3%
Canadian Imperial Bank of Commerce	58,634	$5,809,056
Commonwealth Bank of Australia	107,478	6,819,032
Danske Bank A/S	170,748	6,933,543
ING Groep NV	297,783	5,847,046
Intesa Sanpaolo SpA	1,293,318	5,081,622
JPMorgan Chase & Co.	61,493	7,112,895
KeyCorp	386,995	8,281,693
Nordea Bank AB	476,324	5,880,265
Skandinaviska Enskilda Banken AB, Class A	305,056	3,855,233
Societe Generale SA	122,360	7,111,263
Sumitomo Mitsui Financial Group, Inc.	121,143	5,455,791
Swedbank AB, Class A	271,588	6,945,726
Wells Fargo & Co.	118,846	7,817,690

		$82,950,855

Beverages — 2.2%
Anheuser-Busch InBev SA/NV	66,922	$7,579,545
Constellation Brands, Inc., Class A	16,550	3,632,228
Diageo PLC	184,485	6,640,049

		$17,851,822

Biotechnology — 2.0%
BioMarin Pharmaceutical, Inc.(1)	26,098	$2,354,822
Celgene Corp.(1)	60,986	6,169,344
Shire PLC	165,817	7,747,335

		$16,271,501

1

Security	Shares	Value
Building Products — 1.0%
Assa Abloy AB, Class B	375,379	$8,320,879

		$8,320,879

Chemicals — 2.7%
Arkema SA	64,426	$8,224,814
Ecolab, Inc.	52,502	7,228,475
Givaudan SA	1,202	2,893,519
Novozymes A/S, Class B	62,341	3,458,364

		$21,805,172

Commercial Services & Supplies — 0.6%
SECOM Co., Ltd.	65,614	$5,028,940

		$5,028,940

Consumer Finance — 1.9%
Discover Financial Services	59,889	$4,779,142
Navient Corp.	424,855	6,054,184
OneMain Holdings, Inc.(1)	125,256	4,097,124

		$14,930,450

Containers & Packaging — 0.8%
Sealed Air Corp.	142,117	$6,729,240

		$6,729,240

Diversified Financial Services — 1.4%
ORIX Corp.	605,421	$11,340,549

		$11,340,549

Diversified Telecommunication Services — 1.6%
TDC A/S	598,985	$3,997,976
Telstra Corp., Ltd.	3,116,538	9,214,205

		$13,212,181

Electric Utilities — 2.8%
Fortum Oyj	103,517	$2,244,834
Iberdrola SA	1,221,942	9,946,347
NextEra Energy, Inc.	66,113	10,473,621

		$22,664,802

Electrical Equipment — 4.1%
Acuity Brands, Inc.	35,186	$5,434,126
Legrand SA	99,118	8,246,396
Melrose Industries PLC	4,481,624	14,402,710
Zhuzhou CRRC Times Electric Co., Ltd., Class H	877,297	4,852,773

		$32,936,005

Electronic Equipment, Instruments & Components — 2.0%
CDW Corp.	149,174	$11,156,724
Keyence Corp.	8,183	5,000,691

		$16,157,415

2

Security	Shares	Value
Energy Equipment & Services — 0.5%
Halliburton Co.	79,322	$4,259,591

		$4,259,591

Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	74,624	$11,021,965
Equity Residential	117,549	7,242,194
Simon Property Group, Inc.	24,249	3,961,559

		$22,225,718

Food & Staples Retailing — 1.0%
Wesfarmers, Ltd.	217,255	$7,663,144

		$7,663,144

Food Products — 0.5%
Pinnacle Foods, Inc.	62,038	$3,842,634

		$3,842,634

Health Care Equipment & Supplies — 2.0%
Boston Scientific Corp.(1)	296,433	$8,288,267
Danaher Corp.	73,972	7,491,884

		$15,780,151

Health Care Providers & Services — 0.9%
Aetna, Inc.	21,964	$4,103,315
UnitedHealth Group, Inc.	14,048	3,326,285

		$7,429,600

Hotels, Restaurants & Leisure — 0.9%
Sodexo SA	56,017	$7,180,371

		$7,180,371

Household Products — 0.6%
Reckitt Benckiser Group PLC	50,269	$4,854,480

		$4,854,480

Industrial Conglomerates — 1.2%
Siemens AG	63,032	$9,568,513

		$9,568,513

Insurance — 3.1%
AIA Group, Ltd.	664,743	$5,677,902
Aviva PLC	987,791	7,206,348
Chubb, Ltd.	21,204	3,311,005
Prudential PLC	335,022	9,069,069

		$25,264,324

Internet & Direct Marketing Retail — 1.9%
Amazon.com, Inc.(1)	10,328	$14,984,792

		$14,984,792

Internet Software & Services — 4.3%
Alphabet, Inc., Class C(1)	19,578	$22,905,085
Facebook, Inc., Class A(1)	62,386	11,659,320

		$34,564,405

3

Security	Shares	Value
IT Services — 1.0%
Visa, Inc., Class A	65,700	$8,161,911

		$8,161,911

Machinery — 4.2%
Fortive Corp.	65,924	$5,011,542
ITT, Inc.	49,193	2,754,808
Komatsu, Ltd.	167,422	6,580,100
Kone Oyj, Class B	137,124	7,849,718
Metso Oyj	121,068	4,226,982
SKF AB, Class B	77,905	1,925,569
Xylem, Inc.	72,737	5,255,976

		$33,604,695

Media — 2.2%
Grupo Televisa SAB ADR	168,697	$3,492,028
Interpublic Group of Cos., Inc. (The)	456,137	9,984,839
Time Warner, Inc.	45,129	4,303,050

		$17,779,917

Metals & Mining — 1.2%
Fortescue Metals Group, Ltd.	554,161	$2,200,695
Rio Tinto, Ltd.	122,398	7,535,827

		$9,736,522

Multi-Utilities — 0.5%
CMS Energy Corp.	82,112	$3,674,512

		$3,674,512

Oil, Gas & Consumable Fuels — 4.5%
BP PLC	1,047,332	$7,472,074
ConocoPhillips	117,943	6,936,228
Phillips 66	52,746	5,401,190
Royal Dutch Shell PLC, Class B	375,807	13,330,803
Seven Generations Energy, Ltd., Class A(1)	238,726	3,328,578

		$36,468,873

Paper & Forest Products — 0.2%
Stora Enso Oyj	110,960	$1,905,490

		$1,905,490

Personal Products — 1.9%
Estee Lauder Cos., Inc. (The), Class A	26,735	$3,608,156
Unilever PLC	210,259	11,899,877

		$15,508,033

Pharmaceuticals — 7.9%
AstraZeneca PLC	107,349	$7,451,438
Bayer AG	60,146	7,881,370
Eli Lilly & Co.	95,617	7,788,005
Ipsen SA	25,823	3,616,135
Johnson & Johnson	83,190	11,496,026
Novartis AG	88,678	8,003,816

4

Security	Shares	Value
Novo Nordisk A/S, Class B	126,978	$7,047,069
Orion Oyj, Class B	104,741	4,201,598
Zoetis, Inc.	78,146	5,996,143

		$63,481,600

Professional Services — 1.4%
SGS SA	1,442	$3,876,329
Verisk Analytics, Inc.(1)	72,856	7,289,243

		$11,165,572

Road & Rail — 0.9%
CSX Corp.	131,836	$7,484,330

		$7,484,330

Semiconductors & Semiconductor Equipment — 2.9%
ASML Holding NV	60,645	$12,295,072
Sumco Corp.	122,987	3,347,251
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	165,322	7,490,740

		$23,133,063

Specialty Retail — 3.3%
Home Depot, Inc. (The)	53,908	$10,830,117
Industria de Diseno Textil SA	244,783	8,759,167
TJX Cos., Inc. (The)	50,479	4,054,473
Ulta Beauty, Inc.(1)	14,936	3,317,286

		$26,961,043

Technology Hardware, Storage & Peripherals — 1.8%
Apple, Inc.	33,899	$5,675,709
HP, Inc.	391,330	9,125,816

		$14,801,525

Textiles, Apparel & Luxury Goods — 0.8%
LVMH Moet Hennessy Louis Vuitton SE	20,990	$6,575,139

		$6,575,139

Tobacco — 1.6%
Altria Group, Inc.	53,989	$3,797,586
British American Tobacco PLC	136,103	9,302,186

		$13,099,772

Trading Companies & Distributors — 0.7%
MISUMI Group, Inc.	188,724	$5,713,878

		$5,713,878

Total Common Stocks (identified cost $645,554,456)		$751,634,189

Preferred Stocks — 1.6%

Security	Shares	Value
Banks — 0.6%
AgriBank FCB, 6.875% to 1/1/24(2)	13,368	$1,466,302
CoBank ACB, Series F, 6.25% to 10/1/22(2)(3)	10,875	1,160,906

5

Security	Shares	Value
Farm Credit Bank of Texas, Series 1, 10.00%(3)	635	$749,300
First Republic Bank, Series G, 5.50%	4,475	113,665
IBERIABANK Corp., Series C, 6.60% to 5/1/26(2)	8,835	238,722
Texas Capital Bancshares, Inc., Series A, 6.50%	13,552	345,712
Wells Fargo & Co., Series L, 7.50% (Convertible)	415	531,200
Wells Fargo & Co., Series Y, 5.625%	7,075	177,653

		$4,783,460

Capital Markets — 0.1%
KKR & Co., LP, Series A, 6.75%	12,828	$334,811
Legg Mason, Inc., 5.45%	26,150	621,847

		$956,658

Electric Utilities — 0.3%
NextEra Energy Capital Holdings, Inc., Series K, 5.25%	20,000	$486,000
SCE Trust VI, 5.00%	22,975	520,384
Southern Co. (The), 6.25%	41,700	1,085,034

		$2,091,418

Equity Real Estate Investment Trusts (REITs) — 0.2%
CBL & Associates Properties, Inc., Series D, 7.375%	26,850	$539,416
DDR Corp., Series A, 6.375%	9,600	239,616
DDR Corp., Series K, 6.25%	8,325	202,214
Spirit Realty Capital, Inc., Series A, 6.00%	14,150	344,270
Summit Hotel Properties, Inc., Series E, 6.25%	13,200	330,924

		$1,656,440

Food Products — 0.2%
Ocean Spray Cranberries, Inc., 6.25%(3)	16,860	$1,572,195

		$1,572,195

Insurance — 0.0%(4)
PartnerRe, Ltd., Series I, 5.875%	7,571	$191,471

		$191,471

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	30,093	$726,746

		$726,746

Oil, Gas & Consumable Fuels — 0.1%
NuStar Energy, LP, Series B, 7.625% to 6/15/22(2)	35,875	$847,726

		$847,726

Total Preferred Stocks (identified cost $12,314,456)		$12,826,114

Corporate Bonds & Notes — 2.7%

Security	Principal Amount (000’s omitted)	Value
Automobiles — 0.1%
General Motors Financial Co., Inc., Series A, 5.75% to 9/30/27(2)(5)	$500	$517,500

		$517,500

6

Security	Principal Amount (000’s omitted)	Value
Banks — 0.8%
Australia and New Zealand Banking Group, Ltd., 6.75% to 6/15/26(2)(3)(5)	$200	$225,750
Banco Bilbao Vizcaya Argentaria SA, 6.125% to 11/16/27(2)(5)	400	417,200
Banco do Brasil SA, 6.25% to 4/15/24(2)(3)(5)	1,123	1,043,772
Bank of America Corp., Series AA, 6.10% to 3/17/25(2)(5)	1,351	1,459,080
Citigroup, Inc., Series M, 6.30% to 5/15/24(2)(5)	240	255,600
Citigroup, Inc., Series T, 6.25% to 8/15/26(2)(5)	505	549,819
Credit Agricole SA, 7.875% to 1/23/24(2)(3)(5)	545	620,229
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(2)(5)	835	891,884
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25(2)(5)	159	182,354
SunTrust Banks, Inc., Series H, 5.125% to 12/15/27(2)(5)	310	300,312
Zions Bancorporation, Series I, 5.80% to 6/15/23(2)(5)	211	217,858

		$6,163,858

Capital Markets — 0.3%
Banco BTG Pactual SA/Cayman Islands, 5.75%, 9/28/22(3)	$400	$405,920
Banco BTG Pactual SA/Luxembourg, 5.50%, 1/31/23(3)	230	229,425
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27(2)(5)	680	672,778
UBS Group AG, 6.875% to 8/7/25(2)(5)(6)	1,267	1,412,608

		$2,720,731

Diversified Financial Services — 0.7%
Cadence Financial Corp., 4.875%, 6/28/19(3)	$863	$880,469
PPTT, 2006-A GS, Class A, 5.997%(3)(5)(7)	4,541	4,478,561

		$5,359,030

Electric Utilities — 0.2%
AES Gener SA, 8.375% to 6/18/19, 12/18/73(2)(3)	$1,260	$1,307,868
Southern Co. (The), Series B, 5.50% to 3/15/22, 3/15/57(2)	345	362,696

		$1,670,564

Energy Equipment & Services — 0.0%(4)
Abengoa Finance S.A.U., 7.75%, 3/31/27(3)(8)	$967	$14,505

		$14,505

Food Products — 0.3%
JBS Investments GmbH, 7.75%, 10/28/20(3)	$255	$262,969
Land O’ Lakes, Inc., 8.00%(3)(5)	1,542	1,757,880

		$2,020,849

Metals & Mining — 0.1%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(2)(3)	$637	$743,379

		$743,379

Multi-Utilities — 0.0%(4)
Dominion Resources, Inc., 5.75% to 10/1/24, 10/1/54(2)	$200	$217,000

		$217,000

Oil, Gas & Consumable Fuels — 0.1%
EnLink Midstream Partners, LP, Series C, 6.00% to 12/15/22(2)(5)	$592	$588,425
Odebrecht Oil & Gas Finance, Ltd., 0.00%(3)(5)	2,008	60,231
Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(2)(5)	440	443,850

		$1,092,506

7

Security	Principal Amount (000’s omitted)	Value
Pipelines — 0.1%
Enbridge Energy Partners, L.P., 5.492%, (3 mo. USD LIBOR + 3.798%), 10/1/77(9)	$165	$165,619
Energy Transfer Partners, L.P., Series A, 6.25% to 2/15/23(2)(5)	800	803,000

		$968,619

Toys, Games & Hobbies — 0.0%(4)
Mattel, Inc., 6.75%, 12/31/25(3)	$280	$284,200

		$284,200

Total Corporate Bonds & Notes (identified cost $23,424,611)		$21,772,741

Short-Term Investments — 0.7%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(10)	5,653,783	$5,654,348

Total Short-Term Investments (identified cost $5,653,783)		$5,654,348

Total Investments — 98.2% (identified cost $686,947,306)		$791,887,392

Other Assets, Less Liabilities — 1.8%		$14,669,601

Net Assets — 100.0%		$806,556,993

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security converts to floating rate after the indicated fixed-rate coupon period.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $15,797,559 or 2.0% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2018, the aggregate value of these securities is $1,412,608 or 0.2% of the Fund’s net assets.

(7)	Variable rate security. The stated interest rate, which resets quarterly, is determined at auction and represents the rate in effect at January 31, 2018.

(8)	Issuer is in default with respect to interest and/or principal payments.

(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(10)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $40,447.

8

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	48.3%	$382,194,756
United Kingdom	11.7	92,541,282
Japan	5.4	42,467,200
France	5.2	41,574,347
Netherlands	4.0	31,472,921
Sweden	3.4	26,927,672
Australia	3.4	26,866,205
Denmark	2.7	21,436,952
Finland	2.6	20,428,622
Spain	2.4	19,137,219
Germany	2.2	17,449,883
Switzerland	2.1	16,377,743
Canada	2.0	15,527,795
Belgium	1.0	7,579,545
Taiwan	0.9	7,490,740
Hong Kong	0.7	5,677,902
Italy	0.6	5,081,622
China	0.6	4,852,773
Mexico	0.4	3,492,028
Brazil	0.2	2,002,317
Chile	0.2	1,307,868

Total Investments	100.0%	$791,887,392

Abbreviations:

ADR	-	American Depositary Receipt
LIBOR	-	London Interbank Offered Rate
PPTT	-	Preferred Pass-Through Trust
USD	-	United States Dollar

Futures Contracts

Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Equity Futures
E-mini S&P 500 Index	341	Long	Mar-18	$48,179,890	$1,048,207
Nikkei 225 Index	71	Long	Mar-18	15,089,417	(348,364)
SPI 200 Index	192	Short	Mar-18	(23,107,828)	339,124
STOXX Europe 600 Banks Index	2,568	Short	Mar-18	(62,728,980)	695,653

					$1,734,620

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

SPI 200 Index: Market capitalization-weighted stock index of 200 largest, blue-chip companies listed on the Australian Securities Exchange.

STOXX Europe 600 Banks Index: Index composed of companies from the European banks sector.

At January 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund enters into equity futures contracts on securities indices to gain or limit exposure to certain markets particularly in connection with engaging in the dividend capture trading strategy.

9

At January 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $2,082,984 and $348,364, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$55,689,361	$22,514,677	$—	$78,204,038
Consumer Staples	14,880,604	47,939,281	—	62,819,885
Energy	19,925,587	20,802,877	—	40,728,464
Financials	47,262,789	87,223,389	—	134,486,178
Health Care	57,014,091	45,948,761	—	102,962,852
Industrials	46,543,159	87,117,657	—	133,660,816
Information Technology	76,175,305	20,643,014	—	96,818,319
Materials	13,957,715	26,218,709	—	40,176,424
Real Estate	22,225,718	—	—	22,225,718
Telecommunication Services	—	13,212,181	—	13,212,181
Utilities	14,148,133	12,191,181	—	26,339,314
Total Common Stocks	$367,822,462	$383,811,727 *	$—	$751,634,189
Preferred Stocks
Consumer Staples	$—	$1,572,195	$—	$1,572,195
Energy	847,726	—	—	847,726
Financials	2,555,081	3,376,508	—	5,931,589
Real Estate	1,656,440	—	—	1,656,440
Utilities	2,818,164	—	—	2,818,164
Total Preferred Stocks	$7,877,411	$4,948,703	$—	$12,826,114
Corporate Bonds & Notes	$—	$21,772,741	$—	$21,772,741
Short-Term Investments	—	5,654,348	—	5,654,348
Total Investments	$375,699,873	$416,187,519	$—	$791,887,392
Futures Contracts	$1,048,207	$1,034,777	$—	$2,082,984
Total	$376,748,080	$417,222,296	$—	$793,970,376

Liability Description
Futures Contracts	$—	$(348,364)	$—	$(348,364)
Total	$—	$(348,364)	$—	$(348,364)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

10

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

11

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

January 31, 2018 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2018, the value of the Fund’s investment in the Portfolio was $89,445,558 and the Fund owned 58.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.6%

Security	Shares	Value
Aerospace & Defense — 1.2%
Raytheon Co.	8,944	$1,868,759

		$1,868,759

Air Freight & Logistics — 1.1%
FedEx Corp.	6,484	$1,701,920

		$1,701,920

Auto Components — 1.8%
Aptiv PLC	24,507	$2,325,224
Delphi Technologies PLC(1)	8,169	451,174

		$2,776,398

Banks — 1.3%
KeyCorp	95,340	$2,040,276

		$2,040,276

Beverages — 2.6%
Coca-Cola Co. (The)	29,800	$1,418,182
Constellation Brands, Inc., Class A	12,006	2,634,957

		$4,053,139

Biotechnology — 6.1%
Celgene Corp.(1)	14,768	$1,493,931
Gilead Sciences, Inc.	40,245	3,372,531
Incyte Corp.(1)	16,503	1,490,056
Vertex Pharmaceuticals, Inc.(1)	18,054	3,012,671

		$9,369,189

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	17,343	$1,230,139

		$1,230,139

Capital Markets — 4.5%
Charles Schwab Corp. (The)	68,069	$3,630,801
Goldman Sachs Group, Inc. (The)	7,398	1,981,850
S&P Global, Inc.	7,512	1,360,423

		$6,973,074

Chemicals — 2.8%
Celanese Corp., Series A	14,828	$1,603,796
Ecolab, Inc.	10,051	1,383,822
Olin Corp.	34,640	1,291,379

		$4,278,997

Communications Equipment — 1.0%
Palo Alto Networks, Inc.(1)	9,985	$1,576,332

		$1,576,332

Distributors — 2.1%
LKQ Corp.(1)	77,953	$3,276,365

		$3,276,365

1

Security	Shares	Value
Electrical Equipment — 1.7%
AMETEK, Inc.	34,300	$2,617,090

		$2,617,090

Food & Staples Retailing — 0.8%
US Foods Holding Corp.(1)	37,013	$1,189,228

		$1,189,228

Food Products — 2.1%
Mondelez International, Inc., Class A	21,503	$954,733
Pinnacle Foods, Inc.	37,187	2,303,363

		$3,258,096

Health Care Equipment & Supplies — 2.3%
Align Technology, Inc.(1)	2,983	$781,546
Danaher Corp.	11,868	1,201,991
Stryker Corp.	9,839	1,617,335

		$3,600,872

Health Care Providers & Services — 0.7%
Anthem, Inc.	4,546	$1,126,726

		$1,126,726

Internet & Direct Marketing Retail — 11.4%
Amazon.com, Inc.(1)	8,000	$11,607,120
Netflix, Inc.(1)	16,790	4,538,337
Priceline Group, Inc. (The)(1)	735	1,405,357

		$17,550,814

Internet Software & Services — 18.7%
Alibaba Group Holding, Ltd. ADR(1)	5,638	$1,151,787
Alphabet, Inc., Class A(1)	4,500	5,319,990
Alphabet, Inc., Class C(1)	5,402	6,320,016
Facebook, Inc., Class A(1)	44,686	8,351,367
GoDaddy, Inc., Class A(1)	61,194	3,379,745
Okta, Inc.(1)	29,863	879,465
Twitter, Inc.(1)	131,089	3,383,407

		$28,785,777

IT Services — 4.0%
Fiserv, Inc.(1)	6,987	$984,049
Visa, Inc., Class A	42,000	5,217,660

		$6,201,709

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	15,733	$1,155,274

		$1,155,274

Media — 1.2%
Walt Disney Co. (The)	16,897	$1,836,197

		$1,836,197

Oil, Gas & Consumable Fuels — 2.3%
Devon Energy Corp.	40,020	$1,655,627
EOG Resources, Inc.	15,894	1,827,810

		$3,483,437

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	11,555	$1,559,463

		$1,559,463

2

Security	Shares	Value
Pharmaceuticals — 2.8%
Eli Lilly & Co.	16,168	$1,316,884
Zoetis, Inc.	38,920	2,986,331

		$4,303,215

Road & Rail — 3.3%
J.B. Hunt Transport Services, Inc.	17,534	$2,118,633
Norfolk Southern Corp.	10,434	1,574,282
Union Pacific Corp.	10,178	1,358,763

		$5,051,678

Semiconductors & Semiconductor Equipment — 4.7%
Broadcom, Ltd.	5,289	$1,311,831
Monolithic Power Systems, Inc.	32,100	3,823,752
Texas Instruments, Inc.	19,463	2,134,507

		$7,270,090

Software — 8.1%
Activision Blizzard, Inc.	22,246	$1,649,096
Adobe Systems, Inc.(1)	24,954	4,984,811
Proofpoint, Inc.(1)	7,763	791,981
salesforce.com, inc.(1)	33,800	3,850,158
SecureWorks Corp., Class A(1)	127,588	1,235,052

		$12,511,098

Specialty Retail — 3.1%
Home Depot, Inc. (The)	9,189	$1,846,070
TJX Cos., Inc. (The)	19,216	1,543,429
Ulta Beauty, Inc.(1)	6,209	1,379,019

		$4,768,518

Technology Hardware, Storage & Peripherals — 1.9%
Apple, Inc.	17,520	$2,933,374

		$2,933,374

Textiles, Apparel & Luxury Goods — 1.6%
Lululemon Athletica, Inc.(1)	14,330	$1,120,749
NIKE, Inc., Class B	19,321	1,318,079

		$2,438,828

Trading Companies & Distributors — 1.9%
United Rentals, Inc.(1)	15,867	$2,873,672

		$2,873,672

Total Common Stocks (identified cost $78,320,315)		$153,659,744

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(2)	674,813	$674,880

Total Short-Term Investments (identified cost $674,812)		$674,880

3

Value
Total Investments — 100.1% (identified cost $78,995,127)	$154,334,624

Other Assets, Less Liabilities — (0.1)%	$(83,724)

Net Assets — 100.0%	$154,250,900

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $3,303.

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open derivative instruments at January 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$153,659,744	*	$—	$—	$153,659,744
Short-Term Investments	—		674,880	—	674,880
Total Investments	$153,659,744		$674,880	$—	$154,334,624

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Tax-Managed Small-Cap Fund

January 31, 2018 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2018, the value of the Fund’s investment in the Portfolio was $123,973,072 and the Fund owned 69.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 3.3%
Hexcel Corp.	56,177	$3,839,698
Mercury Systems, Inc.(1)	41,598	1,997,536

		$5,837,234

Air Freight & Logistics — 0.6%
Hub Group, Inc., Class A(1)	22,207	$1,067,046

		$1,067,046

Banks — 10.5%
Ameris Bancorp	38,482	$2,060,711
BankUnited, Inc.	54,314	2,229,046
Columbia Banking System, Inc.	60,820	2,620,126
First Hawaiian, Inc.	29,710	858,619
Sterling Bancorp	135,332	3,349,467
Texas Capital Bancshares, Inc.(1)	18,350	1,739,580
Western Alliance Bancorp(1)	58,284	3,418,939
Wintrust Financial Corp.	29,602	2,542,812

		$18,819,300

Biotechnology — 1.9%
Ligand Pharmaceuticals, Inc.(1)	21,600	$3,404,592

		$3,404,592

Capital Markets — 2.8%
Cohen & Steers, Inc.	63,562	$2,591,423
Lazard, Ltd., Class A	40,485	2,371,206

		$4,962,629

Chemicals — 2.4%
Balchem Corp.	42,831	$3,383,649
NewMarket Corp.	2,212	879,469

		$4,263,118

Commercial Services & Supplies — 5.5%
Brink’s Co. (The)	34,439	$2,872,213
Deluxe Corp.	45,091	3,348,909
Multi-Color Corp.	48,163	3,732,632

		$9,953,754

Communications Equipment — 1.8%
NETGEAR, Inc.(1)	46,244	$3,223,207

		$3,223,207

Construction Materials — 1.3%
US Concrete, Inc.(1)	31,173	$2,426,818

		$2,426,818

Diversified Consumer Services — 5.8%
Bright Horizons Family Solutions, Inc.(1)	29,562	$2,902,988

1

Security	Shares	Value
Grand Canyon Education, Inc.(1)	33,862	$3,148,827
ServiceMaster Global Holdings, Inc.(1)	82,155	4,331,212

		$10,383,027

Electric Utilities — 0.5%
ALLETE, Inc.	12,428	$900,284

		$900,284

Electrical Equipment — 0.1%
EnerSys	2,794	$196,446

		$196,446

Electronic Equipment, Instruments & Components — 3.5%
Dolby Laboratories, Inc., Class A	71,541	$4,602,948
FLIR Systems, Inc.	31,915	1,634,367

		$6,237,315

Energy Equipment & Services — 0.6%
Oceaneering International, Inc.	52,148	$1,078,421

		$1,078,421

Equity Real Estate Investment Trusts (REITs) — 4.0%
CubeSmart	88,063	$2,424,374
DCT Industrial Trust, Inc.	49,182	2,911,083
Education Realty Trust, Inc.	56,048	1,851,265

		$7,186,722

Food & Staples Retailing — 2.3%
Performance Food Group Co.(1)	121,683	$4,179,811

		$4,179,811

Food Products — 1.6%
Pinnacle Foods, Inc.	45,439	$2,814,492

		$2,814,492

Health Care Equipment & Supplies — 5.7%
ICU Medical, Inc.(1)	14,640	$3,351,828
Integra LifeSciences Holdings Corp.(1)	46,517	2,449,585
West Pharmaceutical Services, Inc.	37,213	3,728,743
Wright Medical Group NV(1)	32,198	732,504

		$10,262,660

Health Care Providers & Services — 2.3%
Amedisys, Inc.(1)	44,688	$2,396,171
Chemed Corp.	6,793	1,770,052

		$4,166,223

Health Care Technology — 1.1%
Cotiviti Holdings, Inc.(1)	56,206	$1,967,210

		$1,967,210

Hotels, Restaurants & Leisure — 1.3%
Texas Roadhouse, Inc.	38,714	$2,273,286

		$2,273,286

Household Products — 0.9%
Central Garden & Pet Co., Class A(1)	44,357	$1,673,146

		$1,673,146

2

Security	Shares	Value
Insurance — 5.1%
First American Financial Corp.	74,820	$4,419,618
Horace Mann Educators Corp.	71,413	2,949,357
RLI Corp.	26,859	1,725,959

		$9,094,934

Internet Software & Services — 0.4%
Okta, Inc.(1)	27,043	$796,416

		$796,416

IT Services — 6.3%
Black Knight, Inc.(1)	58,024	$2,872,188
Conduent, Inc.(1)	53,389	875,580
CSG Systems International, Inc.	68,385	3,088,950
Euronet Worldwide, Inc.(1)	48,581	4,560,299

		$11,397,017

Life Sciences Tools & Services — 0.6%
Patheon NV(1)(2)	28,610	$1,001,350

		$1,001,350

Machinery — 2.1%
Milacron Holdings Corp.(1)	102,543	$1,945,241
RBC Bearings, Inc.(1)	15,121	1,905,246

		$3,850,487

Marine — 1.4%
Kirby Corp.(1)	32,497	$2,434,025

		$2,434,025

Oil, Gas & Consumable Fuels — 2.3%
Diamondback Energy, Inc.(1)	11,728	$1,471,864
Jagged Peak Energy, Inc.(1)	41,577	534,265
PDC Energy, Inc.(1)	40,145	2,081,518

		$4,087,647

Pharmaceuticals — 0.5%
Catalent, Inc.(1)	17,795	$828,179

		$828,179

Professional Services — 3.1%
Dun & Bradstreet Corp. (The)	13,647	$1,688,543
WageWorks, Inc.(1)	63,848	3,865,997

		$5,554,540

Road & Rail — 2.1%
Landstar System, Inc.	33,518	$3,722,174

		$3,722,174

Software — 9.2%
ACI Worldwide, Inc.(1)	174,494	$4,090,139
Altair Engineering, Inc., Class A(1)	134,031	3,565,225
Blackbaud, Inc.	34,194	3,276,469
RealPage, Inc.(1)	112,472	5,595,482

		$16,527,315

Specialty Retail — 1.0%
Lithia Motors, Inc., Class A	15,067	$1,882,772

		$1,882,772

3

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 1.9%
Carter’s, Inc.	6,814	$819,724
Columbia Sportswear Co.	11,565	863,559
Steven Madden, Ltd.(1)	37,150	1,716,330

		$3,399,613

Thrifts & Mortgage Finance — 2.1%
Essent Group, Ltd.(1)	80,864	$3,761,793

		$3,761,793

Trading Companies & Distributors — 1.3%
Applied Industrial Technologies, Inc.	31,994	$2,359,558

		$2,359,558

Water Utilities — 0.1%
Connecticut Water Service, Inc.	4,653	$246,842

		$246,842

Total Common Stocks (identified cost $128,797,680)		$178,221,403

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(3)	808,269	$808,350

Total Short-Term Investments (identified cost $808,304)		$808,350

Total Investments — 99.8% (identified cost $129,605,984)		$179,029,753

Other Assets, Less Liabilities — 0.2%		$362,430

Net Assets — 100.0%		$179,392,183

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $6,569.

4

The Portfolio did not have any open derivative instruments at January 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Consumer Discretionary	$17,938,698	$—	$—	$17,938,698
Consumer Staples	8,667,449	—	—	8,667,449
Energy	5,166,068	—	—	5,166,068
Financials	36,638,656	—	—	36,638,656
Health Care	20,628,864	—	1,001,350	21,630,214
Industrials	34,975,264	—	—	34,975,264
Information Technology	38,181,270	—	—	38,181,270
Materials	6,689,936	—	—	6,689,936
Real Estate	7,186,722	—	—	7,186,722
Utilities	1,147,126	—	—	1,147,126
Total Common Stocks	$177,220,053	$—	$1,001,350	$178,221,403
Short-Term Investments	$—	$808,350	$—	$808,350
Total Investments	$177,220,053	$808,350	$1,001,350	$179,029,753

*	None of the unobservable inputs for Level 3 assets, individually or collectively, has a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Global Small-Cap Equity Fund

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.1%

Security	Shares	Value
Australia — 2.3%
BWX, Ltd.	24,173	$146,922
Challenger, Ltd.	12,989	142,376
National Storage REIT	82,798	100,090
OZ Minerals, Ltd.	5,384	40,475
Regis Resources, Ltd.	21,435	71,194
Super Retail Group, Ltd.	11,018	77,669

		$578,726

Austria — 0.5%
ams AG	1,301	$120,219

		$120,219

Belgium — 1.6%
Kinepolis Group NV	1,655	$122,177
Montea SCA	1,847	98,746
X-Fab Silicon Foundries SE(1)(2)	14,493	178,408

		$399,331

Bermuda — 0.6%
Essent Group, Ltd.(1)	3,375	$157,005

		$157,005

Canada — 3.9%
CAE, Inc.	11,430	$210,944
CES Energy Solutions Corp.	32,967	159,475
Detour Gold Corp.(1)	5,688	60,764
Killam Apartment Real Estate Investment Trust	9,175	101,000
Klondex Mines, Ltd.(1)	19,191	42,127
Laurentian Bank of Canada	2,374	102,680
Lundin Mining Corp.	5,445	39,355
North West Co., Inc. (The)	3,624	85,856
Pan American Silver Corp.	2,293	37,657
Seven Generations Energy, Ltd., Class A(1)	10,473	146,026

		$985,884

Denmark — 0.4%
SimCorp A/S	1,589	$100,927

		$100,927

Finland — 1.0%
Amer Sports Oyj	4,078	$115,128
Technopolis Oyj	29,791	150,055

		$265,183

France — 1.6%
Criteo SA ADR(1)	2,652	$63,144
Ipsen SA	1,400	196,049
Rubis SCA	2,162	159,451

		$418,644

1

Security	Shares	Value
Germany — 3.0%
Axel Springer SE	1,960	$172,240
Brenntag AG	3,145	204,167
Carl Zeiss Meditec AG	2,557	167,368
Norma Group SE	2,218	174,702
Salzgitter AG	891	53,817

		$772,294

Hong Kong — 0.6%
Hysan Development Co., Ltd.	26,069	$145,450

		$145,450

Ireland — 0.9%
Glenveagh Properties PLC(1)(2)	72,558	$109,048
UDG Healthcare PLC	11,407	132,872

		$241,920

Israel — 1.3%
Frutarom Industries, Ltd.	3,219	$335,569

		$335,569

Italy — 2.9%
Amplifon SpA	12,668	$225,273
Banca Generali SpA	6,104	228,638
MARR SpA	3,935	108,846
Moncler SpA	5,213	171,796

		$734,553

Japan — 11.8%
77 Bank, Ltd. (The)	4,580	$120,206
Ariake Japan Co., Ltd.	2,200	191,196
Asahi Co., Ltd.	11,700	149,618
Asics Corp.	6,200	102,365
Daiichikosho Co., Ltd.	3,030	165,512
FP Corp.	2,300	121,512
H.I.S. Co., Ltd.	3,700	134,034
Heiwa Real Estate REIT, Inc.	117	107,681
Japan Hotel REIT Investment Corp.	131	97,186
LaSalle Logiport REIT	93	100,326
Nomura Co., Ltd.	7,300	165,032
Okamura Corp.	13,000	181,941
Penta-Ocean Construction Co., Ltd.	23,393	180,737
Relia, Inc.	12,000	145,589
Sakata Seed Corp.	4,200	147,594
Sumco Corp.	4,300	117,030
Toho Co., Ltd.	4,800	162,749
Tokyo Century Corp.	5,000	270,524
Yamaha Corp.	5,300	219,168
Yokohama Reito Co., Ltd.	13,154	134,982

		$3,014,982

Luxembourg — 0.1%
APERAM SA	680	$40,440

		$40,440

2

Security	Shares	Value
Netherlands — 1.1%
IMCD Group NV	3,340	$223,114
Wright Medical Group NV(1)	2,832	64,428

		$287,542

Sweden — 2.7%
Boliden AB	1,880	$68,249
Hufvudstaden AB, Class A	5,832	93,862
Indutrade AB	8,914	274,917
Trelleborg AB, Class B	9,217	246,016

		$683,044

Switzerland — 1.3%
Galenica AG(1)(2)	2,058	$103,952
Temenos Group AG	776	107,240
VZ Holding AG	339	114,392

		$325,584

United Kingdom — 6.2%
Cairn Energy PLC(1)	28,301	$83,268
DS Smith PLC	25,291	180,761
Grainger PLC	34,391	141,205
Halma PLC	10,119	183,653
Hastings Group Holdings PLC(2)	34,876	146,056
Hiscox, Ltd.	7,262	145,854
Inchcape PLC	11,669	120,148
Melrose Industries PLC	81,130	260,729
St. James’s Place PLC	8,386	141,584
WH Smith PLC	5,781	175,342

		$1,578,600

United States — 54.3%
Acadia Realty Trust	4,516	$110,913
ACI Worldwide, Inc.(1)	11,277	264,333
ALLETE, Inc.	841	60,922
Alliant Energy Corp.	2,533	100,687
Altair Engineering, Inc., Class A(1)	8,849	235,383
Amedisys, Inc.(1)	3,474	186,276
Ameris Bancorp	1,520	81,396
AMETEK, Inc.	2,839	216,616
Applied Industrial Technologies, Inc.	2,655	195,806
Balchem Corp.	1,775	140,225
BankUnited, Inc.	2,423	99,440
Black Knight, Inc.(1)	2,455	121,522
Blackbaud, Inc.	2,551	244,437
Bright Horizons Family Solutions, Inc.(1)	2,850	279,870
Brink’s Co. (The)	2,750	229,350
Carter’s, Inc.	639	76,872
Catalent, Inc.(1)	1,242	57,803
Cboe Global Markets, Inc.	576	77,409
Central Garden & Pet Co., Class A(1)	4,072	153,596
Chemed Corp.	554	144,356
CMS Energy Corp.	2,377	106,371
Cohen & Steers, Inc.	3,068	125,082

3

Security	Shares	Value
Columbia Banking System, Inc.	4,123	$177,619
Columbia Sportswear Co.	823	61,453
Conduent, Inc.(1)	4,521	74,144
Connecticut Water Service, Inc.	575	30,504
Cotiviti Holdings, Inc.(1)	5,965	208,775
CSG Systems International, Inc.	1,196	54,023
CubeSmart	6,391	175,944
DCT Industrial Trust, Inc.	2,633	155,847
Deluxe Corp.	3,226	239,595
Diamondback Energy, Inc.(1)	2,068	259,534
Dolby Laboratories, Inc., Class A	4,512	290,302
Douglas Emmett, Inc.	2,770	107,116
Dun & Bradstreet Corp. (The)	1,181	146,125
EastGroup Properties, Inc.	1,722	149,487
Education Realty Trust, Inc.	3,898	128,751
EnerSys	44	3,094
Essex Property Trust, Inc.	812	189,180
Euronet Worldwide, Inc.(1)	2,509	235,520
First American Financial Corp.	3,403	201,015
First Hawaiian, Inc.	2,552	73,753
First Republic Bank	4,121	369,036
FLIR Systems, Inc.	2,211	113,225
Grand Canyon Education, Inc.(1)	2,450	227,825
Hexcel Corp.	3,833	261,986
Horace Mann Educators Corp.	2,437	100,648
Hub Group, Inc., Class A(1)	1,268	60,927
ICU Medical, Inc.(1)	530	121,343
Integra LifeSciences Holdings Corp.(1)	2,568	135,231
Jagged Peak Energy, Inc.(1)	3,657	46,992
Jazz Pharmaceuticals PLC(1)	819	119,361
Kansas City Southern	793	89,712
Kirby Corp.(1)	1,789	133,996
Landstar System, Inc.	1,347	149,584
Lazard, Ltd., Class A	2,198	128,737
Ligand Pharmaceuticals, Inc.(1)	832	131,140
Lithia Motors, Inc., Class A	2,031	253,794
LKQ Corp.(1)	7,619	320,227
Lululemon Athletica, Inc.(1)	1,250	97,763
Mercury Systems, Inc.(1)	1,464	70,301
Milacron Holdings Corp.(1)	8,397	159,291
Monro, Inc.	32	1,808
Multi-Color Corp.	3,906	302,715
National Retail Properties, Inc.	1,240	49,203
NETGEAR, Inc.(1)	4,088	284,934
NewMarket Corp.	183	72,759
Oceaneering International, Inc.	5,277	109,128
Okta, Inc.(1)	3,032	89,292
PDC Energy, Inc.(1)	2,457	127,395
Performance Food Group Co.(1)	8,447	290,154
Pinnacle Foods, Inc.	4,930	305,364
Pinnacle West Capital Corp.	1,267	101,297
PS Business Parks, Inc.	1,697	207,221
RBC Bearings, Inc.(1)	404	50,904
RealPage, Inc.(1)	5,871	292,082

4

Security	Shares	Value
RLI Corp.	2,937	$188,732
ServiceMaster Global Holdings, Inc.(1)	4,476	235,975
Sterling Bancorp	9,313	230,497
Steven Madden, Ltd.(1)	3,676	169,831
Teleflex, Inc.	719	199,702
Texas Capital Bancshares, Inc.(1)	2,062	195,478
Texas Roadhouse, Inc.	3,268	191,897
US Concrete, Inc.(1)	2,340	182,169
WageWorks, Inc.(1)	4,187	253,523
West Pharmaceutical Services, Inc.	1,421	142,384
Western Alliance Bancorp(1)	1,705	100,015
Wintrust Financial Corp.	1,304	112,014

		$13,848,038

Total Common Stocks (identified cost $19,640,874)		$25,033,935

Short-Term Investments — 1.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(3)	269,101	$269,128

Total Short-Term Investments (identified cost $269,104)		$269,128

Total Investments — 99.2% (identified cost $19,909,978)		$25,303,063

Other Assets, Less Liabilities — 0.8%		$208,147

Net Assets — 100.0%		$25,511,210

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $537,464 or 2.1% of the Fund’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $281.

5

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	18.9%	$4,831,413
Consumer Discretionary	15.3	3,914,309
Financials	15.0	3,830,186
Information Technology	12.4	3,169,818
Real Estate	9.5	2,409,263
Health Care	9.2	2,336,313
Consumer Staples	6.1	1,564,510
Materials	5.8	1,487,073
Energy	3.7	931,818
Utilities	2.2	559,232
Short-Term Investments	1.1	269,128

Total Investments	99.2%	$25,303,063

Abbreviations:

ADR	-	American Depositary Receipt

The Fund did not have any open derivative instruments at January 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$3,739,158		$—	$3,739,158
Developed Europe	127,572	5,840,709		—	5,968,281
Developed Middle East	—	335,569		—	335,569
North America	14,990,927	—		—	14,990,927
Total Common Stocks	$15,118,499	$9,915,436	*	$—	$25,033,935
Short-Term Investments	$—	$269,128		$—	$269,128
Total Investments	$15,118,499	$10,184,564		$—	$25,303,063

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

6

The Fund held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

Effective March 1, 2018, the name of Eaton Vance Global Small-Cap Equity Fund was changed from Eaton Vance Tax-Managed Global Small-Cap Fund and the Fund’s investment objective was changed to long-term total return. The Fund’s tax-managed investment approach was also eliminated.

Prior to the close of business on January 19, 2018, the Fund invested all of its investable assets in interests in Tax-Managed Global Small-Cap Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. As of the close of business on January 19, 2018, the Fund received its pro-rata share of net assets from the Portfolio as part of a complete liquidation of the Portfolio. As of January 22, 2018, the Fund invests directly in securities.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Tax-Managed Value Fund

January 31, 2018 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2018, the value of the Fund’s investment in the Portfolio was $629,698,837 and the Fund owned 81.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 3.4%
Hexcel Corp.	124,945	$8,539,991
Textron, Inc.	39,430	2,313,358
United Technologies Corp.	113,000	15,595,130

		$26,448,479

Air Freight & Logistics — 1.6%
C.H. Robinson Worldwide, Inc.(1)	134,430	$12,294,968

		$12,294,968

Auto Components — 0.3%
Goodyear Tire & Rubber Co. (The)	56,399	$1,963,813

		$1,963,813

Banks — 16.9%
Bank of America Corp.	88,914	$2,845,248
Citigroup, Inc.	81,079	6,363,080
JPMorgan Chase & Co.	370,700	42,878,869
KeyCorp	689,553	14,756,434
PNC Financial Services Group, Inc. (The)	152,629	24,118,435
U.S. Bancorp	237,562	13,574,293
Wells Fargo & Co.	386,390	25,416,734

		$129,953,093

Capital Markets — 6.2%
Ameriprise Financial, Inc.	35,881	$6,053,125
Charles Schwab Corp. (The)	362,887	19,356,392
Credit Suisse Group AG ADR	732,740	14,171,192
Goldman Sachs Group, Inc. (The)	22,682	6,076,281
Raymond James Financial, Inc.	20,029	1,930,595

		$47,587,585

Construction & Engineering — 0.3%
Fluor Corp.	32,003	$1,942,582

		$1,942,582

Consumer Finance — 1.3%
American Express Co.	59,190	$5,883,486
Discover Financial Services	53,429	4,263,634

		$10,147,120

Containers & Packaging — 0.8%
International Paper Co.	94,211	$5,922,103

		$5,922,103

Diversified Telecommunication Services — 3.6%
Verizon Communications, Inc.	511,591	$27,661,725

		$27,661,725

1

Security	Shares	Value
Electric Utilities — 3.1%
NextEra Energy, Inc.	151,637	$24,022,334

		$24,022,334

Electrical Equipment — 0.9%
Rockwell Automation, Inc.	33,916	$6,691,288

		$6,691,288

Electronic Equipment, Instruments & Components — 0.7%
FLIR Systems, Inc.	103,993	$5,325,482

		$5,325,482

Equity Real Estate Investment Trusts (REITs) — 4.1%
AvalonBay Communities, Inc.	47,915	$8,164,716
Boston Properties, Inc.	59,105	7,311,880
Simon Property Group, Inc.	98,068	16,021,369

		$31,497,965

Food Products — 2.4%
McCormick & Co., Inc.	36,682	$3,989,901
Mondelez International, Inc., Class A	54,258	2,409,055
Nestle SA	138,900	11,998,449

		$18,397,405

Health Care Equipment & Supplies — 2.1%
Boston Scientific Corp.(2)	239,134	$6,686,187
Stryker Corp.	58,093	9,549,327

		$16,235,514

Health Care Providers & Services — 2.0%
UnitedHealth Group, Inc.	63,849	$15,118,166

		$15,118,166

Hotels, Restaurants & Leisure — 0.9%
Starbucks Corp.	125,813	$7,147,437

		$7,147,437

Household Products — 0.4%
Colgate-Palmolive Co.	37,424	$2,778,358

		$2,778,358

Industrial Conglomerates — 1.7%
Honeywell International, Inc.	83,731	$13,369,329

		$13,369,329

Insurance — 4.3%
Alleghany Corp.(2)	10,617	$6,664,291
American International Group, Inc.	108,510	6,935,959
Prudential Financial, Inc.	83,332	9,901,508
Travelers Cos., Inc. (The)	64,030	9,599,378

		$33,101,136

Internet Software & Services — 3.5%
Alphabet, Inc., Class A(2)	9,850	$11,644,867
Alphabet, Inc., Class C(2)	8,199	9,592,338
eBay, Inc.(2)	144,926	5,881,097

		$27,118,302

2

Security	Shares	Value
IT Services — 0.7%
Visa, Inc., Class A(1)	45,667	$5,673,211

		$5,673,211

Life Sciences Tools & Services — 2.6%
Thermo Fisher Scientific, Inc.	91,104	$20,417,317

		$20,417,317

Machinery — 1.0%
Caterpillar, Inc.	47,468	$7,726,841

		$7,726,841

Media — 0.2%
Walt Disney Co. (The)	15,247	$1,656,891

		$1,656,891

Multi-Utilities — 2.3%
Sempra Energy	162,537	$17,394,710

		$17,394,710

Oil, Gas & Consumable Fuels — 11.3%
Chevron Corp.	182,680	$22,898,938
ConocoPhillips	221,251	13,011,772
EOG Resources, Inc.	125,646	14,449,290
Exxon Mobil Corp.	249,154	21,751,144
Occidental Petroleum Corp.	48,024	3,600,359
Phillips 66	113,827	11,655,885

		$87,367,388

Personal Products — 1.8%
Estee Lauder Cos., Inc. (The), Class A	103,312	$13,942,988

		$13,942,988

Pharmaceuticals — 6.7%
Eli Lilly & Co.	128,396	$10,457,854
Johnson & Johnson	164,139	22,682,369
Merck & Co., Inc.	167,049	9,897,653
Zoetis, Inc.	115,695	8,877,277

		$51,915,153

Road & Rail — 0.9%
Union Pacific Corp.	54,746	$7,308,591

		$7,308,591

Semiconductors & Semiconductor Equipment — 3.2%
Intel Corp.	271,730	$13,081,082
QUALCOMM, Inc.	169,860	11,592,945

		$24,674,027

Software — 0.9%
Microsoft Corp.	40,810	$3,877,358
Oracle Corp.	62,474	3,223,034

		$7,100,392

Specialty Retail — 2.9%
Home Depot, Inc. (The)	85,910	$17,259,319
Tiffany & Co.(1)	44,668	4,763,842

		$22,023,161

3

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc.	92,287	$15,451,612

		$15,451,612

Textiles, Apparel & Luxury Goods — 1.2%
Lululemon Athletica, Inc.(2)	66,422	$5,194,865
NIKE, Inc., Class B	64,497	4,399,985

		$9,594,850

Tobacco — 1.6%
Altria Group, Inc.	173,789	$12,224,318

		$12,224,318

Total Common Stocks (identified cost $377,536,529)		$769,195,634

Short-Term Investments — 0.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(3)	1,069,284	$1,069,391

Total Short-Term Investments (identified cost $1,069,284)		$1,069,391

Total Investments — 99.9% (identified cost $378,605,813)		$770,265,025

Other Assets, Less Liabilities — 0.1%		$685,943

Net Assets — 100.0%		$770,950,968

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	All or a portion of this security was on loan at January 31, 2018. The aggregate market value of securities on loan at January 31, 2018 was $10,847,619 and the total market value of the collateral received by the Portfolio was $11,151,445, comprised of U.S. Government and/or agency securities.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $7,780.

Abbreviations:

ADR	-	American Depositary Receipt

4

The Portfolio did not have any open derivative instruments at January 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$42,386,152	$—		$—	$42,386,152
Consumer Staples	35,344,620	11,998,449		—	47,343,069
Energy	87,367,388	—		—	87,367,388
Financials	220,788,934	—		—	220,788,934
Health Care	103,686,150	—		—	103,686,150
Industrials	75,782,078	—		—	75,782,078
Information Technology	85,343,026	—		—	85,343,026
Materials	5,922,103	—		—	5,922,103
Real Estate	31,497,965	—		—	31,497,965
Telecommunication Services	27,661,725	—		—	27,661,725
Utilities	41,417,044	—		—	41,417,044
Total Common Stocks	$757,197,185	$11,998,449	*	$—	$769,195,634
Short-Term Investments	$—	$1,069,391		$—	$1,069,391
Total Investments	$757,197,185	$13,067,840		$—	$770,265,025

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2017 whose fair value was determined using Level 3 inputs. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018